UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04415

College Retirement Equities Fund

(Exact name of registrant as specified in charter)

730 Third Avenue

New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

College Retirement Equities Fund

8500 Andrew Carnegie Boulevard

Charlotte, North Carolina 28262

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

December 31, 2025
College Retirement
Equities Fund
Account Name Class R4 Class R3 Class R2 Class R1
CREF Total Global Stock Account
(formerly CREF Stock Account)
QCSTFX QCSTIX QCSTPX QCSTRX
CREF Global Equities Account QCGLFX QCGLIX QCGLPX QCGLRX
CREF Growth Account QCGRFX QCGRIX QCGRPX QCGRRX
CREF S&P 500 Index Account
(formerly CREF Equity Index Account)
QCEQFX QCEQIX QCEQPX QCEQRX
CREF Core Bond Account QCBMFX QCBMIX QCBMPX QCBMRX
CREF Inflation-Linked Bond Account QCILFX QCILIX QCILPX QCILRX
CREF Responsible Balanced Account
(formerly CREF Social Choice Account)
QSCCFX QCSCIX QCSCPX QCSCRX
CREF Money Market Account QCMMFX QCMMIX QCMMPX QCMMRX

Table of Contents
Letter to CREF Participants 3
Important Notices 5
About the Accounts’ Benchmarks 6
Portfolio Managers’ Comments 8
Account Performance 12
Expense Examples 27
Report of Independent Registered Public Accounting Firm 29
Summary Portfolios of Investments 30
Statement of Assets and Liabilities 52
Statement of Operations 54
Statement of Changes in Net Assets 56
Financial Highlights 60
Notes to Financial Statements 76
Additional Account Information 93
Trustees and Officers 94
Additional Information About Index Providers 96

Letter to CREF Participants
3
Colbert Narcisse
Maintaining perspective when unexpected events arise
Financial markets generated impressive returns in 2025 as both stocks and bonds posted solid gains. Yet, the year unfolded against a backdrop of uncertainty. It began with broad increases to U.S. tariffs on nearly every major trading partner, followed by heighted turmoil in the Middle East and concluded with a 43-day U.S.
government shutdown—the longest in modern history. The fiscal impasse in
Washington, D.C., which ended on November 12th, limited visibility into the state of the economy as key economic reports were delayed during the closure. However, lower interest rates and a strong corporate earnings season appeared to outweigh concerns about the lack of timely economic data, ultimately leaving investors more optimistic than uneasy.
It's important to maintain perspective during uncertain times as short-term challenges can sometimes distract investors from their long-term investment goals. Of course, no one can predict the future direction of the markets, but we believe that adhering to a well-thought-out financial plan that includes a diversified portfolio of asset classes can be a prudent strategy to help investors navigate through fluctuations in the financial markets. Nevertheless, please keep in mind that past performance cannot guarantee future results, and diversification does not guarantee against market losses.
Overview of the markets and economy
U.S. and international stock markets advanced for the twelve-month period amid global economic growth and lower interest rates. After contracting modestly in the first quarter of 2025, the U.S. economy expanded in the second and third quarters by an annual rate of 3.8% and 4.3% (initial estimate), respectively. Economies of the 20-nation euro area and China also grew during the same period, but the rate of growth slowed as pressure from trade tensions with the United States continued. Major global central banks lowered interest rates in 2025 as the pace of inflation eased. The U.S. Federal Reserve reduced the federal funds target rate to 3.50%–3.75% in a series of decreases in the latter part of the year. The
European Central Bank lowered its suite of benchmark rates on multiple occasions in the first half of 2025, while the Bank of England decreased its benchmark rate several times to 3.75%.
Stocks and bonds posted gains
For the twelve-month period, international equities, as measured by the MSCI
EAFE® Index, gained 31.22%. U.S. stocks, as represented by the S&P 500® Index, advanced 17.88%. The U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned 7.30% as yields on U.S.
fixed-income securities declined across nearly all maturities. Bond yields move in the opposite direction of prices.
CREF performance review
All CREF Accounts* posted gains in 2025. However, most accounts underperformed their respective benchmarks during the period. The Global
Equities Account rose 21.67% but trailed the 22.34% return of the MSCI All
Country World Index. The Total Global Stock Account gained 21.46% but fell behind the 22.06% return of the MSCI All Country World (ACWI) Investable Market Index
(IMI). The passively managed S&P 500 Index Account advanced 17.11% but lagged the 17.88% return of the S&P 500 Index. The Growth Account returned 16.81%
but underperformed the 18.56% return of the Russell 1000® Growth Index. The
Responsible Balanced Account, which is a balanced portfolio with equity and fixed income components that incorporates environmental, social and governance
(ESG) and impact criteria, rose 15.03% but trailed the 15.95% return of both its
Composite benchmark and the Morningstar Moderate Target Risk Index.

Letter to CREF Participants
(continued)
4
Among fixed-income accounts, the Core Bond Account rose 7.50%, surpassing the 7.30% return of the Bloomberg U.S.
Aggregate Bond Index. The Inflation-Linked Bond Account advanced 7.19% but trailed the 7.47% return of the Bloomberg U.S.
Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The Money Market Account gained 4.20% and outpaced the
3.96% return of the iMoneyNet Money Fund Averages™—All Government.
*Account returns referenced are for the R3 Share Class.
TIAA is here to help
If you have any questions or concerns about your investments, we encourage you to speak with your financial advisor or call a
TIAA financial consultant. To learn more, visit us at TIAA.org or call 800-842-2252. We would be pleased to assist you.
Best regards,
Colbert G. Narcisse
President and Chief Executive Officer of CREF

Important Notices
5
CREF Total Global Stock Account
Name change:
Effective November 30, 2025, the Account’s name changed from CREF Stock Account to CREF Total
Global Stock Account.
Benchmark change:
Effective May 1, 2025, the benchmark for the Account changed from CREF Stock Account
Composite Index (which is comprised of 65% Russell 3000 Index (domestic equities) and 35% MSCI ACWI ex USA
IMI (foreign equities)) to the MSCI ACWI IMI.
PM changes:
Effective May 1, 2025, David Chalupnik is no longer a portfolio manager of the Account. Additionally,
Willis Tsai was added as a portfolio manager of the Account.
CREF Growth Account – PM changes (subsequent to the reporting period):
Effective January 7, 2026, Scott Tonneson and Willis
Tsai have been added as portfolio managers on the Account. Terrence Kontos and Saira Malik are no longer portfolio managers on the Account. Karen Hiatt continues to serve as a portfolio manager on the Account.
CREF S&P 500 Index Account
Name change:
Effective November 30, 2025, the Account’s name changed from CREF Equity Index Account to CREF
S&P 500 Index Account.
Benchmark change:
Effective May 1, 2025, the benchmark for the Account changed from the Russell 3000 Index to the S&P 500 Index due to a corresponding change in the Account’s investment strategy from tracking the Russell
3000 Index to the tracking the S&P 500 Index. The Account’s performance for periods prior to May 1, 2025, reflects an investment strategy that tracked the Russell 3000 Index.
CREF Inflation-Linked Bond Account – PM change:
Effective May 1, 2025, Nick Travaglino is no longer a portfolio manager of the Account.
CREF Responsible Balanced Account
Name change:
Effective November 30, 2025, the Account’s name changed from CREF Social Choice Account to CREF
Responsible Balanced Account.
Benchmark name change:
Effective November 30, 2025, the name of the Account’s composite index changed from
CREF Social Choice Account Composite Index to CREF Responsible Balanced Account Composite Index.
Proposals for action at the 2026 meeting of CREF participants
The next meeting of CREF participants will be held on July 21, 2026; the meeting will be held virtually at 12:00PM ET. Participants who own CREF units as of the meeting’s record date will have the right to vote at the meeting and will receive proxy materials outlining the meeting’s proposals. Unless CREF is notified by April 22, 2026 of other matters that may be properly brought before the
2026 participant meeting by or on behalf of participants, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

About the Accounts’ Benchmarks
6
CREF Total Global Stock Account
The Account’s new benchmark is the MSCI All Country World (ACWI) Investable Market Index (IMI): An index designed to measure the performance of large, mid and small cap stocks across 23 developed and 24 emerging markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
The Account’s former composite benchmark is a weighted average of two unmanaged indexes: The Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World (ACWI) ex USA Investable
Market Index (IMI), which measures the performance of large and mid-cap stocks in 46 developed- and emerging-markets nations throughout the world, excluding the United States.
CREF Global Equities Account
The Account’s benchmark is the MSCI All Country World Index (ACWI): An index designed to measure the performance of large and mid cap stocks across 23 developed and 24 emerging markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Growth Account
The Account’s benchmark is the Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF S&P 500 Index Account
The Account’s new benchmark is the S&P 500® Index: An index which is generally considered a representative of the
U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
The Account’s former benchmark is the Russell 3000 Index: An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Core Bond Account
The Account’s benchmark is the Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the
USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Inflation-Linked Bond Account
The Account’s benchmark is the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index: An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
CREF Responsible Balanced Account
The Account’s composite benchmark is a weighted average of three unmanaged indexes: The S&P 500 Index, which is generally considered a representative of the U.S. equity market; Bloomberg U.S. Aggregate Bond Index, which measures the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market; and the MSCI EAFE® Index, which measures the performance of large and mid-cap securities across 21 developed market countries, excluding the United
States and Canada.
The Morningstar Moderate Target Risk Index is a broad-based securities market index for the Responsible Balanced
Account. The index has a multi-asset class exposure (60% global equity, 40% global fixed income) that is similar to the
Responsible Balanced Account.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the accounts’
latest prospectus.

7
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of
S&P Global.

Portfolio Managers’ Comments
8
Total Global Stock Account
Performance for the twelve months ended December 31, 2025
The Total Global Stock Account returned 21.46% for the year, compared with the 22.06% return of its benchmark, the MSCI
ACWI IMI. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the second and third quarters of 2025 with the pace of growth accelerating. Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased from 4.0% in January
2025 to 4.4% in December. Core inflation, which includes all items except food and energy, rose 2.6% for the twelve months ended December 31, 2025—tapering off from the 3.2% rise in December 2024. The U.S. Federal Reserve reduced the federal funds target rate to 3.50%–3.75% in a series of decreases in the latter part of the year. Crude oil prices fluctuated during the year but ended the period lower.
International stocks in both developed- and emerging-markets countries gained ground over the twelve-month period, while economies around the world generally expanded. Economies of the 20-nation euro area and China grew during the period, but the rate of growth slowed as pressure from trade tensions with the United States continued. Major global central banks reduced interest rates in 2025 as the pace of inflation eased. The European Central Bank lowered its suite of benchmark rates on multiple occasions in the first half of 2025, while the Bank of England decreased its benchmark rate several times to
3.75%.
Account trailed its benchmark
For the twelve-month period, the Account underperformed its benchmark, hurt most by overweight positions in insurance provider UnitedHealth Group and sustainable packaging firm Smurfit WestRock as both companies struggled in 2025. The next-largest detractor was an underweight position in software developer Palantir Technologies.
Conversely, the largest contributor was an overweight position in global technology solutions provider Broadcom, which performed strongly. Overweight allocations to Taiwan Semiconductor Manufacturing Company and Samsung Electronics also benefited relative performance.
The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current
CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.
Global Equities Account
Performance for the twelve months ended December 31, 2025
The Global Equities Account returned 21.67% for the year, compared with the 22.34% return of its benchmark, the MSCI All
Country World Index. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the second and third quarters of 2025 with the pace of growth accelerating. Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased from 4.0% in January
2025 to 4.4% in December. Core inflation, which includes all items except food and energy, rose 2.6% for the twelve months ended December 31, 2025—tapering off from the 3.2% rise in December 2024. The U.S. Federal Reserve reduced the federal funds target rate to 3.50%–3.75% in a series of decreases in the latter part of the year. Crude oil prices fluctuated during the year but ended the period lower.
International stocks in both developed- and emerging-markets countries gained ground over the twelve-month period, while economies around the world generally expanded. Economies of the 20-nation euro area and China grew during the period, but the rate of growth slowed as pressure from trade tensions with the United States continued. Major global central banks reduced interest rates in 2025 as the pace of inflation eased. The European Central Bank lowered its suite of benchmark rates on multiple occasions in the first half of 2025, while the Bank of England decreased its benchmark rate several times to
3.75%.
Account trailed its benchmark
For the twelve-month period, the Account underperformed its benchmark, hurt most by overweight positions in software company ServiceNow and sustainable packaging firm Smurfit WestRock. The next-largest detractor was a lack of exposure to computer data storage provider Micron Technology, which performed strongly in 2025.

9
Portfolio Managers’ Comments
Conversely, the largest contributors were overweight allocations to Samsung Electronics, Taiwan Semiconductor
Manufacturing Company and Banco Bilbao Vizcaya Argentaria. All three companies delivered impressive results.
The Account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Account’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Account’s accumulation unit value (AUV) is calculated (see the current
CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Account’s benchmark. These changes are, however, taken into account to value the Account’s portfolio holdings at the time the Account’s AUV is calculated; these are known as fair value pricing adjustments.
Growth Account
Performance for the twelve months ended December 31, 2025
The Growth Account returned 16.81% for the year, compared with the 18.56% return of its benchmark, the Russell 1000®
Growth Index. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the second and third quarters of 2025 with the pace of growth accelerating. Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased from 4.0% in January
2025 to 4.4% in December. Core inflation, which includes all items except food and energy, rose 2.6% for the twelve months ended December 31, 2025—tapering off from the 3.2% rise in December 2024. The U.S. Federal Reserve reduced the federal funds target rate to 3.50%–3.75% in a series of decreases in the latter part of the year. Crude oil prices fluctuated during the year but ended the period lower.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned 17.15% for the period. Large cap equities outperformed small- and mid-sized stocks, while growth shares mostly outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Account trailed its benchmark
Most of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Communication services (up 30.7%) produced the strongest increase. Utilities (up 28.8%), which is the smallest sector in the benchmark, also posted a solid gain. Information technology (up 22.4%)—the largest sector, representing nearly 50.0% of the benchmark’s total market capitalization on December 31, 2025—was next in line. Together, these three sectors represented more than
60% of the benchmark’s total market capitalization on December 31, 2025. Energy (down 4.5%) and consumer staples (down
2.9%) were the worst performers.
For the twelve-month period, the Account trailed its benchmark. The largest detractor was an underweight position in software developer Palantir Technologies which experienced a substantial gain in 2025. Next in line were overweight positions in poorly performing insurance provider UnitedHealth Group and software company ServiceNow.
Conversely, the top contributors were overweight positions in global technology solutions provider Broadcom and Alphabet
(the parent company of Google). The next-largest contributor was a lack of exposure to Home Depot, which struggled in a challenging consumer environment.
S&P 500 Index Account
Performance for the twelve months ended December 31, 2025
The S&P 500 Index Account returned 17.11% for the year, compared with the 17.88% return of its benchmark, the S&P 500®
Index. (All returns for the Account are for Class R3.)
For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.
The U.S. economy expanded during the second and third quarters of 2025 with the pace of growth accelerating. Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased from 4.0% in January
2025 to 4.4% in December. Core inflation, which includes all items except food and energy, rose 2.6% for the twelve months ended December 31, 2025—tapering off from the 3.2% rise in December 2024. The U.S. Federal Reserve reduced the federal funds target rate to 3.50%–3.75% in a series of decreases in the latter part of the year. Crude oil prices fluctuated during the year but ended the period lower.
For the twelve months, the large-cap-oriented S&P 500 Index outperformed the 17.15% return of the Russell 3000®
Index, a broad measure of the U.S. stock market. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.

Portfolio Managers’ Comments
(continued)
10
All benchmark sectors advanced
All eleven industry sectors in the S&P 500 Index posted gains for the twelve months. Communication services (up 33.6%)
produced the strongest increase. Information technology (up 24.0%)—the benchmark’s largest sector— also posted a solid gain. The next-best performers were industrials (up 19.4%) and utilities (up 16.0%). Together, these four sectors accounted for more than 55.0% of the index’s total market capitalization on December 31, 2025. The worst performer was real estate (up
3.4%), as higher interest rates impacted affordability, putting pressure on the sector.
For the twelve-month period, two of the five largest stocks in the S&P 500 Index generated impressive gains that exceeded the overall return of the benchmark. Communication services company Alphabet (the parent company of Google) performed especially well, driven by robust demand for cloud services and significant artificial intelligence (AI) integration. Technology company NVIDIA was next in line with strong double-digit gains. Microsoft, Apple and Amazon.com posted positive returns, but all trailed the performance of the benchmark.
Core Bond Account
Performance for the twelve months ended December 31, 2025
The Core Bond Account returned 7.50% for the year, compared with the 7.30% return of its benchmark, the Bloomberg U.S.
Aggregate Bond Index. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the second and third quarters of 2025 with the pace of growth accelerating. Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased from 4.0% in January
2025 to 4.4% in December. Core inflation, which includes all items except food and energy, rose 2.6% for the twelve months ended December 31, 2025—tapering off from the 3.2% rise in December 2024. Crude oil prices fluctuated during the year but ended the period lower.
Major central banks around the world decreased interest rates in 2025 amid evidence that inflation was moderating. The
U.S. Federal Reserve lowered the federal funds target rate to 3.50%–3.75% in a series of decreases in the last few months of the year. Yields on U.S. Treasury bonds declined across all maturities except the 30-year. (Bond yields move in the opposite direction of prices.) The European Central Bank lowered its suite of benchmark rates on multiple occasions in the first half of
2025, while the Bank of England decreased its benchmark rate several times to 3.75%.
Account surpassed its benchmark
All sectors in the Bloomberg U.S. Aggregate Bond Index posted gains for the twelve-month period. U.S. Treasuries, the largest sector accounting for 45.1% of the index’s total market capitalization at year-end, advanced 6.3%. Mortgage-backed securities
(MBS), the second-largest sector with a weighting of 24.3%, performed best, returning 8.6%. Corporate bonds—the third-
largest sector at 24.0%—gained 7.8%. Among smaller sectors in the benchmark, commercial mortgage-backed securities
(CMBS) and asset-backed securities (ABS) rose 7.8% and 5.9%, respectively.
For the twelve-month period, the Account outperformed its benchmark, primarily due to asset allocation decisions—which lifted the Account’s relative return. In particular, overweight positions in MBS and corporate bonds, including a small emerging-
markets allocation, proved beneficial. Modest allocations to emerging-markets sovereign bonds and CMBS also benefited. A corresponding underweight to U.S. Treasuries, also aided. Rates and yield curve were small positives as well, mostly driven by an underweight to the long end of the yield curve. Favorable security selection, especially within the CMBS and corporate bond sectors, also bolstered the Account’s performance relative to the benchmark.
By contrast, asset allocation and security selection in ABS detracted from the Account’s performance.
Inflation-Linked Bond Account
Performance for the twelve months ended December 31, 2025
The Inflation-Linked Bond Account returned 7.19% for the year, compared with the 7.47% return of its benchmark, the
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. (All returns for the Account are for Class R3.)
The U.S. economy expanded during the second and third quarters of 2025 with the pace of growth accelerating. Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased from 4.0% in January
2025 to 4.4% in December. Core inflation, which includes all items except food and energy, rose 2.6% for the twelve months ended December 31, 2025—tapering off from the 3.2% rise in December 2024. Crude oil prices fluctuated during the year but ended the period lower.

11
Portfolio Managers’ Comments
Major central banks around the world decreased interest rates in 2025 amid evidence that inflation was moderating. The
U.S. Federal Reserve lowered the federal funds target rate to 3.50%–3.75% in a series of decreases in the last few months of the year. Yields on U.S. Treasury bonds declined across all maturities except the 30-year. (Bond yields move in the opposite direction of prices.) The European Central Bank lowered its suite of benchmark rates on multiple occasions in the first half of
2025, while the Bank of England decreased its benchmark rate several times to 3.75%.
Account trailed its benchmark
For the twelve-month period, the TIPS 1-10 Year Index outperformed the 7.30% return of the broad U.S. investment-grade fixed-
rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index.
Bond yields were mostly lower in 2025 as all maturities declined except for the 30-year. Investors anxiously awaited U.S.
interest rate cuts for most of the year and were rewarded with a series of reductions starting in September amid easing inflation data. Against this backdrop, the major segments of the fixed-income market, including TIPS, finished 2025 in positive territory.
For the twelve-month period, the Account underperformed its benchmark. The Account’s return includes a deduction for expenses, while the benchmark’s does not. A position in U.S. Treasuries and unfavorable yield curve positioning were the largest detractors from performance. By contrast, out-of-benchmark allocations in the corporate bond, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities sectors benefited the Account’s performance.
Responsible Balanced Account
Performance for the twelve months ended December 31, 2025
The Responsible Balanced  Account returned 15.03% for the year, compared with the 15.95% return of its benchmark, the
CREF Responsible Balanced Account Composite Index. (All returns for the Account are for Class R3.)
The CREF Responsible Balanced Account Composite Index is a weighted average of the S&P 500® Index, the Bloomberg
U.S. Aggregate Bond Index and the MSCI EAFE® Index.
The Account utilizes environmental, social and governance (ESG) and impact criteria, while the benchmark does not.
Because of its ESG criteria, the Account did not invest in a number of stocks that were included in the S&P 500 Index and the
MSCI EAFE Index. Avoiding these companies produced mixed results, but the net effect was that the Account underperformed its benchmark for the twelve-month period.
Relative to the S&P 500 Index, the performance of the Account’s domestic equity component was hurt most by the exclusion of Alphabet (the parent company of Google), computer data storage provider Micron Technology and software developer Palantir Technologies. Conversely, avoiding Apple, Amazon.com and financial technology company Fiserv helped most. Compared to the MSCI EAFE Index, the Account’s international holdings were hurt most by avoiding Banco Santander,
British aerospace and defense company Rolls-Royce Holdings and Siemens Energy. Alternatively, omitting Toyota Motor, British alcoholic beverage company Diageo and technology equipment manufacturer Keyence Corporation were most beneficial.
Account trailed its composite benchmark
To compensate for the Account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.
Relative to the S&P 500 Index, the Account’s domestic equity holdings were most negatively impacted by an underweight position in global technology solutions provider Broadcom and overweight positions in PayPal Holdings and software company
ServiceNow. In contrast, overweight positions in gold mining company Newmont Corporation, semiconductor equipment supplier Lam Research Corporation and data storage company Western Digital Corporation contributed most.
Compared with the MSCI EAFE Index, overweight positions in communication services company WPP, audio streaming and media service provider Spotify Technology and cloud-based software developer WiseTech Global detracted most. On the plus side, the top contributors to relative performance were overweight positions in financial services company Societe Generale, semiconductor automatic test equipment manufacturer Advantest Corporation and Banco Bilbao Vizcaya Argentaria.
The Account’s fixed-income component outperformed the Bloomberg U.S. Aggregate Bond Index, primarily due to overweight positions in the mortgage-backed securities and corporate bond sectors. Account holdings in the commercial mortgage-backed securities sector also benefited. Yield curve positioning detracted from the Account’s relative performance.

CREF Total Global Stock Account
12
Performance as of December 31, 2025
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2025. For the purpose of comparison, the graph also shows the change in the values of the Account's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Total Global Stock Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 21.62% 11.05%
†
11.94%
†
0.110%
Class R3 7/31/1952 21.46 10.94 11.89 0.255
Class R2 4/24/2015 21.41 10.88 11.82 0.300
Class R1 4/24/2015 21.28 10.72 11.62 0.395
MSCI ACWI IMI
– 22.06 10.75 11.45 –
CREF Stock Account Composite Index
‡
– 22. 25 1 1 . 43 1 2 .4 7 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
Effective May 1, 2025, the Stock Account changed its benchmark index from the CREF Stock Account Composite Index to the MSCI ACWI IMI Index because the new index is more publicly accessible and broadly recognized. The CREF Stock Account Composite Index is a weighted average of two unmanaged indices. As of the close of business on December
31, 2025, the CREF Stock Account Composite Index consisted of: 65.0% Russell 3000® Index and 35.0% MSCI ACWI ex USA IMI. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

13
CREF Total Global Stock Account
Account statistics Portfolio composition Holdings by country as of 12/31/2025
Account net assets $
135.11
billion
Total number of holdings 7,495
Portfolio turnover (%) 50%
Total management fees
paid for the year (amount
in thousands) $129,337
% of total investments
as of 12/31/2025
Information technology 25.2
Financials 17.4
Industrials 12.4
Consumer discretionary 10.2
Health care 9.3
Communication services 7.4
Consumer staples 4.8
Materials 4.4
Energy 3.3
Utilities 2.5
Real estate 2.3
Government bonds 0.0
Short-term investments 0.6
Investments purchased with collateral
from securities lending 0.2
% of total investments
as of 12/31/2025
United States 63.9
Japan 5.8
United Kingdom 2.8
China 2.8
Taiwan 2.6
Canada 2.4
France 2.2
Germany 2.0
India 1.8
Korea, Republic of 1.5
62 other nations 11.4
Short-term investments 0.6
Investments purchased with
collateral from securities lending 0.2

CREF Global Equities Account
14
Performance as of December 31, 2025
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2025. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Global Equities Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 21.84% 11.21%
†
11.91%
†
0.095%
Class R3 5/1/1992 21.67 11.10 11.85 0.240
Class R2 4/24/2015 21.62 11.04 11.78 0.285
Class R1 4/24/2015 21.50 10.89 11.58 0.380
MSCI All Country World Index
– 22.34 11.19 11.72 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

15
CREF Global Equities Account
Account statistics Portfolio composition Holdings by country as of 12/31/2025
Account net assets $
34.07
billion
Total number of holdings 1,808
Portfolio turnover (%) 47%
Total management fees
paid for the year (amount
in thousands) $24,970
% of total investments
as of 12/31/2025
Information technology 27.6
Financials 16.4
Consumer discretionary 11.5
Industrials 10.9
Health care 8.6
Communication services 7.8
Consumer staples 5.3
Materials 4.0
Energy 3.1
Utilities 2.0
Real estate 0.7
Short-term investments 1.8
Investments purchased with collateral
from securities lending 0.3
% of total investments
as of 12/31/2025
United States 63.7
Japan 5.5
United Kingdom 3.0
China 2.8
France 2.7
Taiwan 2.6
Germany 2.4
Canada 1.7
Netherlands 1.6
Korea, Republic of 1.6
43 other nations 10.3
Short-term investments 1.8
Investments purchased with
collateral from securities lending 0.3

CREF Growth Account
16
Performance as of December 31, 2025
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2025. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Growth Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 16.96% 13.03%
†
16.29%
†
0.060%
Class R3 4/29/1994 16.81 12.92 16.23 0.205
Class R2 4/24/2015 16.76 12.85 16.16 0.250
Class R1 4/24/2015 16.64 12.70 15.96 0.345
Russell 1000® Growth Index
– 18.56 15.32 18.13 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

17
CREF Growth Account
Account statistics Portfolio composition
as of 12/31/2025
Account net assets $
42.64
billion
Total number of holdings 86
Portfolio turnover (%) 35%
Total management fees
paid for the year (amount
in thousands) $17,827
% of total investments
as of 12/31/2025
Information technology 50.3
Consumer discretionary 14.3
Communication services 13.1
Health care 7.3
Financials 6.5
Industrials 6.3
Consumer staples 1.0
Utilities 0.7
Real estate 0.3
Short-term investments 0.1
Investments purchased with collateral
from securities lending 0.1

CREF S&P 500 Index Account
18
Performance as of December 31, 2025
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2025. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
S&P 500 Index Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 17.27% 13.13%
†
14.16%
†
0.025%
Class R3 4/29/1994 17.11 13.02 14.10 0.170
Class R2 4/24/2015 17.06 12.96 14.03 0.215
Class R1 4/24/2015 16.94 12.80 13.83 0.310
S&P 500® Index
– 17.88 14.42 14.82 –
Russell 3000® Index
‡
– 17. 15 1 3 . 15 14. 29 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
Effective May 1, 2025, the Equity Index Account changed its benchmark index from the Russell 3000® Index to the S&P 500® Index due to a corresponding change in the Account’s investment strategy from tracking the Russell 3000® Index to tracking the S&P 500® Index. Therefore, performance of the Account for periods in the table before May 1, 2025 reflects when the Account was operated using an investment strategy of tracking the Russell 3000® Index.

19
CREF S&P 500 Index Account
Account statistics Portfolio composition
as of 12/31/2025
Account net assets $
27.28
billion
Total number of holdings 519
Portfolio turnover (%) 14%
Total management fees
paid for the year (amount
in thousands) $2,603
% of total investments
as of 12/31/2025
Information technology 34.2
Financials 13.3
Communication services 10.5
Consumer discretionary 10.3
Health care 9.6
Industrials 8.1
Consumer staples 4.7
Energy 2.8
Utilities 2.3
Materials 1.8
Real estate 1.8
Short-term investments 0.5
Investments purchased with collateral
from securities lending 0.1

CREF Core Bond Account
20
Performance as of December 31, 2025
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2025. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Core Bond Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 7.65% 0.17%
†
2.47%
†
0.085%
Class R3 3/1/1990 7.50 0.07 2.42 0.230
Class R2 4/24/2015 7.46 0.01 2.35 0.275
Class R1 4/24/2015 7.35 -0.13 2.17 0.370
Bloomberg U.S. Aggregate Bond Index
– 7.30 -0.36 2.01 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

21
CREF Core Bond Account
Account statistics Portfolio composition Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
as of 12/31/2025
Account net assets $
12.27
billion
Total number of issues 1,649
Portfolio turnover (%) 105%
Total management fees
paid for the year (amount
in thousands) $8,151
% of total investments
as of 12/31/2025
Government bonds 58.6
Corporate bonds 25.9
Structured assets 12.8
Bank loan obligations 0.2
Preferred stocks 0.0
Investments purchased with collateral
from securities lending 0.1
Short-term investments 2.4
% of total investments
as of 12/31/2025
AAA 8.5%
AA 57.3%
A 14.0%
BBB 15.0%
BB or Lower 2.1%
N/R (not rated) 3.0%
N/A (not applicable) 0.1%

CREF Inflation-Linked Bond Account
22
Performance as of December 31, 2025
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2025. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Inflation-Linked Bond Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 7.33% 2.82%
†
3.40%
†
0.040%
Class R3 5/1/1997 7.19 2.72 3.35 0.185
Class R2 4/24/2015 7.15 2.66 3.29 0.230
Class R1 4/24/2015 7.04 2.52 3.10 0.325
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index
– 7.47 2.52 3.32 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.

23
CREF Inflation-Linked Bond Account
Account statistics Portfolio composition Holdings by credit quality
Credit quality ratings are based on the Bloomberg
methodology, which uses the median rating of those
compiled by the Moody’s, Standard & Poor’s and Fitch
ratings agencies. If ratings are available from only two of
these agencies, the lower rating is used. When only one
rating is available, that one is used. These ratings are
subject to change without notice.
as of 12/31/2025
Account net assets $
8.20
billion
Total number of issues 197
Portfolio turnover (%) 20%
Total management fees
paid for the year (amount
in thousands) $1,845
% of total investments
as of 12/31/2025
Government bonds 93.6
Structured assets 3.6
Corporate bonds 2.2
Bank loan obligations 0.2
Investment companies 0.1
Investments purchased with collateral
from securities lending 0.0
Short-term investments 0.3
% of total investments
as of 12/31/2025
AAA 2.0%
AA 93.5%
A 0.8%
BBB 1.9%
BB or Lower 1.0%
N/R (not rated) 0.6%
N/A (not applicable) 0.2%

CREF Responsible Balanced Account
24
Performance as of December 31, 2025
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years (Class R3)
Ending amounts are as of December 31, 2025. For the purpose of comparison, the graph also shows the change in the values of the Account's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total
return
Average annual total
return
Estimated
annual
Responsible Balanced Account
Inception
date 1 year 5 years 10 years
operating
expenses
*
Class R4 9/16/2022 15.18% 6.59%
†
8.28%
†
0.070%
Class R3 3/1/1990 15.03 6.49 8.23 0.215
Class R2 4/24/2015 14.98 6.43 8.16 0.260
Class R1 4/24/2015 14.87 6.28 7.97 0.355
Broad market index
Morningstar Moderate Target Risk Index
– 15.95 5.95 7.83 –
CREF Responsible Balanced Account Composite Index
‡
– 15.95 7.13 8.50 –
*
The estimated annual operating expenses are taken from the Account’s current prospectus. Expenses are estimated each year based on projected expense and asset levels.
Differences between actual expenses and the estimate are adjusted quarterly and are reflected in current investment results. Refer to the Financial highlights later in this report for the Account's expense ratios as of the end of the reporting period.
†
The performance shown for Class R4 that is prior to its inception date is based on the performance of the Account’s Class R3. The performance of Class R4 for periods prior to its inception has not been restated to reflect the lower expenses of Class R4.
‡
As of the close of business on December 31, 2025, the CREF Responsible Balanced Account Composite Index consisted of: 42.0% S&P 500® Index, 40.0% Bloomberg U.S.
Aggregate Bond Index and 18.0% MSCI EAFE® Index. The Account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

25
CREF Responsible Balanced Account
Account statistics Portfolio composition Holdings by country as of 12/31/2025
Account net assets $
21.63
billion
Equity segment
Total number of holdings 1,550
Fixed-income segment
Total number of issues 1,077
Portfolio turnover (%) 90%
Total management fees
paid for the year (amount
in thousands) $12,548
% of total investments
as of 12/31/2025
Equity Investments 60.2
Fixed-income securities 39.3
Short-term investments 0.2
Investments purchased with collateral
from securities lending 0.3
% of total investments
as of 12/31/2025
United States 74.0
Japan 4.3
United Kingdom 3.0
Supranational 2.1
France 1.9
Germany 1.8
Canada 1.8
Australia 1.4
Netherlands 1.3
Switzerland 1.3
30 other nations 6.6
Short-term investments 0.2
Investments purchased with
collateral from securities lending 0.3

CREF Money Market Account
26
Account profile Portfolio composition
as of 12/31/2025
Account net assets $
10.76
billion
Total number of issues 64
Total management fees
paid for the year (amount
in thousands) $906
% of total investments
as of 12/31/2025
Repurchase agreements 38.4
U.S. Treasury securities* 26.1
Variable rate securities, government 20.7
U.S. government agency securities* 14.8
* These securities are guaranteed by the full faith and
credit of the U.S. government.

27
Expense Examples
All participants in the CREF Accounts incur ongoing costs, including management fees and other account expenses.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars)
and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF Accounts do not incur a sales charge for purchases or other distributions.
The examples are based on an investment of $10,000 invested at the beginning and held for the entire reporting period.
The examples are also based on each Account’s actual expenses, which may vary from the expense rates shown in CREF’s prospectus.
What were the Accounts' costs for the last year?
(based on a hypothetical $10,000 investment)
Total Global Stock Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $13 0.12%
Class R3 $28 0.25%
Class R2 $32 0.29%
Class R1 $44 0.39%
Global Equities Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $11 0.09%
Class R3 $25 0.23%
Class R2 $30 0.27%
Class R1 $41 0.37%
Growth Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $6 0.06%
Class R3 $21 0.19%
Class R2 $25 0.23%
Class R1 $36 0.34%
S&P 500 Index Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $3 0.03%
Class R3 $17 0.16%
Class R2 $22 0.20%
Class R1 $33 0.30%
Core Bond Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $9 0.08%
Class R3 $23 0.22%
Class R2 $27 0.26%
Class R1 $38 0.36%
Inflation-Linked Bond Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $4 0.04%
Class R3 $18 0.17%
Class R2 $22 0.22%
Class R1 $33 0.32%

Expense Examples
(continued)
28
Responsible Balanced Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $8 0.08%
Class R3 $22 0.21%
Class R2 $27 0.25%
Class R1 $38 0.35%
Money Market Account
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Class R4 $2 0.02%
Class R3 $16 0.16%
Class R2 $20 0.20%
Class R1 $31 0.30%

Report of Independent Registered Public Accounting Firm
29
To the Board of Trustees of College Retirement Equities Fund and Participants of CREF Total Global Stock Account, CREF Global
Equities Account, CREF Growth Account, CREF S&P 500 Index Account, CREF Core Bond Account, CREF Inflation-Linked Bond
Account, CREF Responsible Balanced Account and CREF Money Market Account
Opinions on the Financial Statements
We have audited (i) the accompanying statements of assets and liabilities, including the summary portfolios of investments, of CREF
Total Global Stock Account, CREF Global Equities Account, CREF Growth Account, CREF S&P 500 Index Account, CREF Core Bond
Account, CREF Inflation-Linked Bond Account and CREF Money Market Account as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein and (ii) the accompanying consolidated statement of assets and liabilities, including the summary portfolio of investments, of CREF
Responsible Balanced Account and its subsidiaries as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the periods indicated
therein (constituting College Retirement Equities Fund, hereafter collectively referred to as the "Accounts") (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the
Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 27, 2026
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Total Global Stock December 31, 2025
Summary Portfolio of Investments
30
See Notes to Financial Statements
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,647,791 (a) Tesla, Inc $ 1,190,765 0.9%
Other 1,140,651 0.8
2,331,416 1.7
BANKS
17,456,238 Banco Bilbao Vizcaya Argentaria
S.A. 409,474 0.3
39,161,331 Banco Santander S.A. 460,948 0.4
4,144,741 JPMorgan Chase & Co 1,335,518 1.0
27,505,887 Mitsubishi UFJ Financial Group, Inc 436,548 0.3
9,242,763 Wells Fargo & Co 861,426 0.7
Other 8,248,167 6.0
11,752,081 8.7
CAPITAL GOODS
1,636,429 Eaton Corp plc 521,219 0.4
20,133,032 Hitachi Ltd 631,403 0.5
2,726,723 Honeywell International, Inc 531,956 0.4
14,515,400 Mitsubishi Electric Corp 423,223 0.3
2,580,676 RTX Corp 473,296 0.4
1,719,423 Siemens AG. 481,570 0.4
Other 10,558,336 7.7
13,621,003 10.1
COMMERCIAL & PROFESSIONAL SERVICES 1,121,143 0.8
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
25,017,544 Alibaba Group Holding Ltd 459,346 0.4
13,629,200 (a) Amazon.com, Inc 3,145,892 2.3
1,529,909 Home Depot, Inc 526,442 0.4
3,031,646 TJX Cos, Inc 465,691 0.4
Other 2,004,384 1.4
6,601,755 4.9
CONSUMER DURABLES & APPAREL
23,623,072 Sony Corp 605,955 0.5
Other 1,793,401 1.3
2,399,356 1.8
CONSUMER SERVICES 2,401,255 1.8
CONSUMER STAPLES DISTRIBUTION & RETAIL
532,285 Costco Wholesale Corp 459,011 0.4
8,049,576 Walmart, Inc 896,803 0.7
Other 804,885 0.5
2,160,699 1.6
ENERGY
3,030,893 Chevron Corp 461,938 0.4
6,243,272 Exxon Mobil Corp 751,315 0.6
12,362,730 Shell plc 455,595 0.3
Other 2,824,002 2.0
4,492,850 3.3
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
3,291,080 Prologis, Inc 420,139 0.3
Other 1,956,195 1.5
2,376,334 1.8
Shares Description 1 1
Value
(000)
% of net
assets
FINANCIAL SERVICES
1,483,635 American Express Co $ 548,871 0.4%
1,202,539 (a) Berkshire Hathaway, Inc 604,456 0.5
1,978,516 Mastercard, Inc (Class A) 1,129,495 0.9
1,318,502 Visa, Inc (Class A) 462,412 0.3
Other 5,262,163 3.8
8,007,397 5.9
FOOD, BEVERAGE & TOBACCO
3,570,106 Philip Morris International, Inc 572,645 0.4
Other 2,638,505 2.0
3,211,150 2.4
HEALTH CARE EQUIPMENT & SERVICES
4,410,061 Abbott Laboratories 552,537 0.4
Other 3,552,712 2.6
4,105,249 3.0
HOUSEHOLD & PERSONAL PRODUCTS 1,120,626 0.8
INSURANCE 3,467,696 2.6
MATERIALS
1,413,889 Linde plc 602,868 0.5
Other 5,375,346 3.9
5,978,214 4.4
MEDIA & ENTERTAINMENT
6,502,585 Alphabet, Inc 2,040,511 1.5
7,254,452 Alphabet, Inc (Class A) 2,270,644 1.7
2,146,886 Meta Platforms, Inc 1,417,138 1.1
8,574,354 Tencent Holdings Ltd 658,026 0.5
3,908,393 Walt Disney Co 444,658 0.4
Other 1,923,015 1.3
8,753,992 6.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,216,557 AbbVie, Inc 506,461 0.4
1,105,017 Eli Lilly & Co 1,187,540 0.9
3,041,116 Johnson & Johnson 629,359 0.5
615,357 Regeneron Pharmaceuticals, Inc 474,976 0.4
1,334,046 Roche Holding AG. 550,921 0.4
Other 5,143,133 3.7
8,492,390 6.3
REAL ESTATE MANAGEMENT & DEVELOPMENT 726,137 0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,890,171 Applied Materials, Inc 485,755 0.4
595,485 ASML Holding NV 641,647 0.5
8,450,792 Broadcom, Inc 2,924,819 2.2
3,228,717 Lam Research Corp 552,692 0.4
26,095,945 Nvidia Corp 4,866,894 3.6
40,781,458 Taiwan Semiconductor
Manufacturing Co Ltd 2,004,705 1.5
Other 3,259,283 2.3
14,735,795 10.9
SOFTWARE & SERVICES
10,982,283 Microsoft Corp 5,311,252 3.9
Other 5,060,903 3.8
10,372,155 7.7
TECHNOLOGY HARDWARE & EQUIPMENT
17,855,806 (b) Apple, Inc 4,854,279 3.6
9,844,138 Samsung Electronics Co Ltd 825,085 0.6
Other 3,293,503 2.4
8,972,867 6.6

31
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 12/31/25, the aggregate value of securities on loan is $889,346,769.
At 12/31/25, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,058,334,983 or 0.8% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description 1 1
Value
(000)
% of net
assets
TELECOMMUNICATION SERVICES $ 1,211,343 0.9%
TRANSPORTATION 1,981,166 1.5
UTILITIES
6,143,815 NextEra Energy, Inc 493,225 0.4
Other 2,960,508 2.2
3,453,733 2.6
TOTAL COMMON STOCKS
(Cost $103,068,932) 133,847,802 99.1
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
U.S. TREASURY SECURITIES 202 0.0
$ 200,000
TOTAL GOVERNMENT BONDS
(Cost $208) 202 0.0
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES 291,730 0.2
TOTAL INVESTMENT COMPANIES
(Cost $235,824) 291,730 0.2
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
PREFERRED STOCKS
AUTOMOBILES & COMPONENTS 0^ –
TOTAL PREFERRED STOCKS
(Cost $0) 0^ 0.0
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
BANKS 2 0.0
CAPITAL GOODS 27 0.0
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5 0.0
FINANCIAL SERVICES 0^ 0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1 0.0
SOFTWARE & SERVICES 98 0.0
UTILITIES 141 0.0
TOTAL RIGHTS/WARRANTS
(Cost $1) 274 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $103,304,965) 134,140,008 99.3
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
CERTIFICATE OF DEPOSIT 62,600 0.1
COMMERCIAL PAPER 5,000 0.0
REPURCHASE AGREEMENT 180,000 0.1
VARIABLE RATE SECURITIES 22,000 0.0
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
(Cost $269,600) 269,600 0.2
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT $ 212,401 0.1%
REPURCHASE AGREEMENT 369,598 0.3
TREASURY DEBT 235,501 0.2
TOTAL SHORT-TERM INVESTMENTS
(Cost $817,463) 817,500 0.6
a a a a
TOTAL PORTFOLIO
(Cost $104,392,028) 135,227,108 100.1
OTHER ASSETS & LIABILITIES, NET (114,432) (0.1)
NET ASSETS $ 135,112,676 100.0%
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

Summary Portfolio of Investments
(continued)
Total Global Stock December 31, 2025
32
See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 149 03/20/26   $ 19,171 $ 18,610 $ (561)
S&P 500 E-Mini Index 1,114 03/20/26 383,710 383,912 202
S&P Mid-Cap 400 E-Mini Index 96 03/20/26 32,414 31,922 (492)
Total 1,359  $ 435,295  $ 434,444  $ (851)

33
See Notes to Financial Statements
Global Equities December 31, 2025
Summary Portfolio of Investments
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUSTRALIA $ 225,043 0.7%
AUSTRIA 94,059 0.3
BELGIUM 96,051 0.3
BRAZIL 295,464 0.9
CANADA
1,152,642 (a) Shopify, Inc (Class A) 185,592 0.5
Other 406,265 1.2
591,857 1.7
CAYMAN ISLANDS 599 0.0
CHILE 19,388 0.1
CHINA
2,405,367 Tencent Holdings Ltd 184,596 0.6
Other 765,185 2.2
949,781 2.8
COLOMBIA 3,152 0.0
CONGO, THE DEMOCRATIC REPUBLIC OF THE 1,829 0.0
CZECH REPUBLIC 3,231 0.0
DENMARK 106,030 0.3
EGYPT 1,693 0.0
FINLAND 6,935 0.0
FRANCE
587,704 Airbus SE 136,479 0.4
226,375 LVMH Moet Hennessy Louis Vuitton
S.A. 170,627 0.5
Other 619,467 1.8
926,573 2.7
GERMANY
634,554 SAP AG. 154,177 0.5
592,359 Siemens AG. 165,906 0.5
Other 506,543 1.4
826,626 2.4
GREECE 23,370 0.1
HONG KONG 146,921 0.4
HUNGARY 6,219 0.0
INDIA 466,593 1.4
INDONESIA 31,921 0.1
IRELAND 69,648 0.2
ISRAEL 7,120 0.0
ITALY 181,536 0.5
JAPAN
8,208,920 Hitachi Ltd 257,445 0.8
11,622,800 Mitsubishi UFJ Financial Group, Inc 184,466 0.6
12,574,925 Sony Corp 322,559 1.0
Other 1,103,533 3.1
1,868,003 5.5
Shares Description 1 1
Value
(000)
% of net
assets
KOREA, REPUBLIC OF
3,836,707 Samsung Electronics Co Ltd $ 321,573 1.0%
Other 219,034 0.6
540,607 1.6
KUWAIT 14,841 0.0
LUXEMBOURG 5,662 0.0
MACAU 10,685 0.0
MALAYSIA 25,383 0.1
MEXICO 134,665 0.4
NETHERLANDS
286,849 ASML Holding NV 309,085 0.9
Other 233,153 0.7
542,238 1.6
NORWAY 7,954 0.0
PERU 5,056 0.0
PHILIPPINES 8,113 0.0
POLAND 24,094 0.1
PORTUGAL 15,833 0.0
QATAR 14,153 0.0
ROMANIA 1,122 0.0
RUSSIA 2 0.0
SAUDI ARABIA 60,275 0.2
SINGAPORE 195,385 0.6
SOUTH AFRICA 131,491 0.4
SPAIN
7,368,107 Banco Bilbao Vizcaya Argentaria
S.A. 172,835 0.5
17,473,196 Banco Santander S.A. 205,668 0.6
Other 92,884 0.3
471,387 1.4
SWEDEN 118,445 0.4
SWITZERLAND 394,618 1.2
TAIWAN
14,431,349 Taiwan Semiconductor
Manufacturing Co Ltd 709,406 2.1
Other 195,526 0.6
904,932 2.7
THAILAND 21,303 0.1
TURKEY 9,107 0.0
UNITED ARAB EMIRATES 34,203 0.1
UNITED KINGDOM
2,650,434 British American Tobacco plc 150,255 0.4
Other 883,847 2.6
1,034,102 3.0
UNITED STATES
2,027,433 Alphabet, Inc 636,208 1.9
2,331,897 Alphabet, Inc (Class A) 729,884 2.2
4,719,804 (a) Amazon.com, Inc 1,089,425 3.2
5,892,520 (b) Apple, Inc 1,601,941 4.7
1,713,941 (a) Boston Scientific Corp 163,424 0.5
2,580,120 Broadcom, Inc 892,980 2.6

Summary Portfolio of Investments
(continued)
Global Equities December 31, 2025
34
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 12/31/25, the aggregate value of securities on loan is $180,580,152.
At 12/31/25, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $250,300,194 or 0.7% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description 1 1
Value
(000)
% of net
assets
UNITED STATES (continued)
296,138 Caterpillar, Inc $ 169,649 0.5%
2,064,936 Cisco Systems, Inc 159,062 0.5
2,696,514 Coca-Cola Co 188,513 0.6
274,201 Costco Wholesale Corp 236,455 0.7
386,850 Eli Lilly & Co 415,740 1.2
2,207,173 Exxon Mobil Corp 265,611 0.8
620,890 Home Depot, Inc 213,648 0.6
808,517 Honeywell International, Inc 157,734 0.5
811,313 Johnson & Johnson 167,901 0.5
1,313,612 JPMorgan Chase & Co 423,272 1.2
900,861 Lam Research Corp 154,209 0.5
433,746 Linde plc 184,945 0.6
515,427 Mastercard, Inc (Class A) 294,247 0.9
587,820 Meta Platforms, Inc 388,014 1.1
3,114,719 Microsoft Corp 1,506,340 4.4
1,440,910 (a) Netflix, Inc 135,100 0.4
8,590,762 Nvidia Corp 1,602,177 4.7
1,147,059 Procter & Gamble Co 164,385 0.5
354,532 Roche Holding AG. 146,411 0.4
789,624 RTX Corp 144,817 0.4
500,795 Schneider Electric S.A. 137,005 0.4
1,184,760 (a) ServiceNow, Inc 181,493 0.5
3,851,599 Shell plc 141,940 0.4
648,518 (a) Snowflake, Inc 142,259 0.4
740,689 (a) Tesla, Inc 333,103 1.0
613,955 Visa, Inc (Class A) 215,320 0.6
2,551,955 Walmart, Inc 284,313 0.8
3,607,112 Wells Fargo & Co 336,183 1.0
Other 7,731,951 22.6
21,735,659 63.8
ZAMBIA 4,107 0.0
TOTAL COMMON STOCKS
(Cost $24,095,873) 33,415,064 98.1
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES 80,144 0.3
TOTAL INVESTMENT COMPANIES
(Cost $79,248) 80,144 0.3
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
PREFERRED STOCKS
INDIA 0^ 0.0
TOTAL PREFERRED STOCKS
(Cost $0) 0^ 0.0
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
AUSTRALIA 0^ 0.0
CHINA 0^ 0.0
MALAYSIA 39 0.0
TOTAL RIGHTS/WARRANTS
(Cost $0) 39 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $24,175,121) 33,495,247 98.4
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
Principal Description 1 1
Value
(000)
% of net
assets
CERTIFICATE OF DEPOSIT $ 4,650 0.0%
REPURCHASE AGREEMENT 95,000 0.3
VARIABLE RATE SECURITIES 2,000 0.0
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
(Cost $101,650) 101,650 0.3
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 90,546 0.3
REPURCHASE AGREEMENT
Fixed Income Clearing Corporation
$ 413,256,000 (c) 3.810%, 01/02/26 413,256 1.2
413,256 1.2
TREASURY DEBT 120,692 0.3
TOTAL SHORT-TERM INVESTMENTS
(Cost $624,480) 624,494 1.8
a a a a
TOTAL PORTFOLIO
(Cost $24,901,251) 34,221,391 100.5
OTHER ASSETS & LIABILITIES, NET (155,000) (0.5)
NET ASSETS $ 34,066,391 100.0%
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $413,343,473 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 11/02/26, valued at $421,521,120.

35
See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 857 03/20/26   $ 123,950 $ 124,355 $ 405
S&P 500 E-Mini Index 1,055 03/20/26 363,365 363,579 214
Total 1,912  $ 487,315  $ 487,934  $ 619

Growth December 31, 2025
Summary Portfolio of Investments
36
See Notes to Financial Statements
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,444,267 (a) Tesla, Inc $ 1,099,236 2 .6%
1,099,236 2 .6
BANKS 100,740 0 .2
CAPITAL GOODS
1,007,949 (a) Boeing Co 218,846 0 .5
576,336 Eaton Corp plc 183,569 0 .4
562,967 GE Vernova, Inc 367,938 0 .9
1,621,637 General Electric Co 499,513 1 .2
1,132,802 Howmet Aerospace, Inc 232,247 0 .6
423,621 Quanta Services, Inc 178,794 0 .4
1,768,177 Vertiv Holdings Co 286,462 0 .7
Other 363,630 0 .8
2,330,999 5 .5
COMMERCIAL & PROFESSIONAL SERVICES 133,499 0 .3
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
13,616,414 (a) Amazon.com, Inc 3,142,941 7 .4
2,965,804 (a) O'Reilly Automotive, Inc 270,511 0 .6
Other 227,550 0 .5
3,641,002 8 .5
CONSUMER DURABLES & APPAREL 71,406 0 .2
CONSUMER SERVICES
97,747 Booking Holdings, Inc 523,468 1 .2
13,247,539 (a) Carnival Corp 404,580 1 .0
Other 335,330 0 .8
1,263,378 3 .0
CONSUMER STAPLES DISTRIBUTION & RETAIL
237,001 Costco Wholesale Corp 204,375 0 .5
204,375 0 .5
FINANCIAL SERVICES
411,630 American Express Co 152,283 0 .4
1,500,411 KKR & Co, Inc 191,272 0 .4
1,424,152 Mastercard, Inc (Class A) 813,020 1 .9
21,491,973 Rocket Cos, Inc 416,085 1 .0
1,206,190 Visa, Inc (Class A) 423,023 1 .0
Other 231,110 0 .5
2,226,793 5 .2
FOOD, BEVERAGE & TOBACCO 204,739 0 .5
HEALTH CARE EQUIPMENT & SERVICES
959,618 (a) Intuitive Surgical, Inc 543,489 1 .3
Other 191,834 0 .4
735,323 1 .7
INSURANCE 114,166 0 .3
MEDIA & ENTERTAINMENT
6,540,715 Alphabet, Inc 2,052,476 4 .8
4,336,054 Alphabet, Inc (Class A) 1,357,185 3 .2
1,814,171 (a) Liberty Media Corp-Liberty Formula
One (Class C) 178,714 0 .4
2,113,049 Meta Platforms, Inc 1,394,803 3 .3
2,844,087 (a) Netflix, Inc 266,662 0 .6
2,270,757 (a) ROBLOX Corp 183,999 0 .4
1,467,785 Walt Disney Co 166,990 0 .4
5,600,829 13 .1
Shares Description 1 1
Value
(000)
% of net
assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,212,901 Eli Lilly & Co $ 1,303,480 3 .0%
1,694,362 Galderma Group AG. 345,028 0 .8
528,831 Regeneron Pharmaceuticals, Inc 408,189 1 .0
577,900 Thermo Fisher Scientific, Inc 334,864 0 .8
2,391,561 5 .6
REAL ESTATE MANAGEMENT & DEVELOPMENT 108,966 0 .3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,773,209 Applied Materials, Inc 455,697 1 .1
9,562,681 Broadcom, Inc 3,309,644 7 .8
2,590,948 Microchip Technology, Inc 165,095 0 .4
28,675,297 Nvidia Corp 5,347,943 12 .5
5,144,000 Taiwan Semiconductor
Manufacturing Co Ltd 252,865 0 .6
Other 322,086 0 .7
9,853,330 23 .1
SOFTWARE & SERVICES
352,284 (a) Crowdstrike Holdings, Inc 165,137 0 .4
513,341 Intuit, Inc 340,047 0 .8
9,833,375 Microsoft Corp 4,755,617 11 .1
778,441 Oracle Corp 151,726 0 .4
1,356,313 (a) Palantir Technologies, Inc 241,085 0 .6
2,119,357 (a) Palo Alto Networks, Inc 390,385 0 .9
2,504,662 (a) ServiceNow, Inc 383,689 0 .9
1,854,432 (a) Shopify, Inc (Class A) 298,508 0 .7
2,292,449 (a) Snowflake, Inc 502,872 1 .2
Other 281,970 0 .6
7,511,036 17 .6
TECHNOLOGY HARDWARE & EQUIPMENT
11,847,127 Apple, Inc 3,220,760 7 .5
4,826,190 (a) Arista Networks, Inc 632,376 1 .5
1,456,640 Western Digital Corp 250,935 0 .6
4,104,071 9 .6
TRANSPORTATION
2,844,841 (a) Uber Technologies, Inc 232,452 0 .5
232,452 0 .5
UTILITIES
427,064 Constellation Energy Corp 150,869 0 .4
Other 135,902 0 .3
286,771 0 .7
TOTAL COMMON STOCKS
(Cost $22,836,865) 42,214,672 99 .0
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES
699,506 iShares Russell 1000 Growth ETF 331,076 0 .8
TOTAL INVESTMENT COMPANIES
(Cost $334,310) 331,076 0 .8
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $23,171,175) 42,545,748 99 .8
a a a a

37
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 12/31/25, the aggregate value of securities on loan is $37,081,935.
At 12/31/25, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $144,651,155 or 0.3% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
39,289,232 (b) State Street Navigator Securities
Lending Government Money Market
Portfolio 3.830%(c) $ 39,289 0 .1%
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $39,289) 39,289 0 .1
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 5,416 0 .0
REPURCHASE AGREEMENT 42,909 0 .1
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,324) 48,325 0 .1
a a a a
TOTAL PORTFOLIO
(Cost $23,258,788) 42,633,362 100 .0
OTHER ASSETS & LIABILITIES, NET 8,125 0 .0
NET ASSETS $ 42,641,487 100 .0%
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.

S&P 500 Index December 31, 2025
Summary Portfolio of Investments
38
See Notes to Financial Statements
Shares Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,305,540 (a) Tesla, Inc $ 587,128 2.2%
Other 67,390 0.2
654,518 2.4
BANKS
3,134,018 Bank of America Corp 172,371 0.6
834,680 Citigroup, Inc 97,399 0.4
1,263,873 JPMorgan Chase & Co 407,245 1.5
1,455,653 Wells Fargo & Co 135,667 0.5
Other 179,259 0.6
991,941 3.6
CAPITAL GOODS
217,144 Caterpillar, Inc 124,395 0.5
489,058 General Electric Co 150,645 0.6
622,572 RTX Corp 114,180 0.4
Other 1,219,026 4.4
1,608,246 5.9
COMMERCIAL & PROFESSIONAL SERVICES 255,291 0.9
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
4,519,063 (a) Amazon.com, Inc 1,043,090 3.8
462,076 Home Depot, Inc 159,000 0.6
Other 331,271 1.2
1,533,361 5.6
CONSUMER DURABLES & APPAREL 139,032 0.5
CONSUMER SERVICES
331,799 McDonald's Corp 101,408 0.4
Other 398,104 1.4
499,512 1.8
CONSUMER STAPLES DISTRIBUTION & RETAIL
205,513 Costco Wholesale Corp 177,222 0.7
2,034,914 Walmart, Inc 226,710 0.8
Other 79,456 0.3
483,388 1.8
ENERGY
877,177 Chevron Corp 133,691 0.5
1,954,887 Exxon Mobil Corp 235,251 0.9
Other 394,924 1.4
763,866 2.8
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 460,225 1.7
FINANCIAL SERVICES
850,913 (a) Berkshire Hathaway, Inc 427,711 1.6
139,911 Goldman Sachs Group, Inc 122,982 0.4
380,031 Mastercard, Inc (Class A) 216,952 0 .8
561,476 Morgan Stanley 99,679 0.4
782,689 Visa, Inc (Class A) 274,497 1.0
Other 1,023,658 3.7
2,165,479 7.9
FOOD, BEVERAGE & TOBACCO
1,794,745 Coca-Cola Co 125,471 0.5
723,789 Philip Morris International, Inc 116,096 0.4
Other 310,265 1.1
551,832 2.0
Shares Description 1 1
Value
(000)
% of net
assets
HEALTH CARE EQUIPMENT & SERVICES
808,281 Abbott Laboratories $ 101,269 0.4%
164,944 (a) Intuitive Surgical, Inc 93,418 0.4
420,707 UnitedHealth Group, Inc 138,880 0.5
Other 667,268 2.4
1,000,835 3.7
HOUSEHOLD & PERSONAL PRODUCTS
1,087,893 Procter & Gamble Co 155,906 0.6
Other 87,254 0.3
243,160 0.9
INSURANCE 480,693 1.8
MATERIALS
217,845 Linde plc 92,887 0.4
Other 405,398 1.4
498,285 1.8
MEDIA & ENTERTAINMENT
2,160,080 Alphabet, Inc 677,833 2.5
2,702,790 Alphabet, Inc (Class A) 845,973 3.1
1,011,808 Meta Platforms, Inc 667,885 2.5
1,966,561 (a) Netflix, Inc 184,385 0.7
832,864 Walt Disney Co 94,755 0.4
Other 186,049 0.6
2,656,880 9.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
821,007 AbbVie, Inc 187,592 0.7
368,927 Eli Lilly & Co 396,478 1.5
1,118,335 Johnson & Johnson 231,439 0.9
1,157,906 Merck & Co, Inc 121,881 0.4
174,603 Thermo Fisher Scientific, Inc 101,174 0.4
Other 565,526 2.0
1,604,090 5.9
REAL ESTATE MANAGEMENT & DEVELOPMENT 35,512 0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
757,758 (a) Advanced Micro Devices, Inc 162,281 0.6
368,484 Applied Materials, Inc 94,697 0.3
2,194,158 Broadcom, Inc 759,398 2.8
583,441 Lam Research Corp 99,873 0.4
520,774 Micron Technology, Inc 148,634 0.5
11,289,968 Nvidia Corp 2,105,580 7.7
Other 481,817 1.8
3,852,280 14.1
SOFTWARE & SERVICES
434,705 International Business Machines
Corp 128,764 0.5
3,452,547 Microsoft Corp 1,669,721 6.1
780,417 Oracle Corp 152,111 0.6
1,061,737 (a) Palantir Technologies, Inc 188,724 0.7
444,115 Salesforce, Inc 117,651 0.4
Other 808,113 2.9
3,065,084 11.2
TECHNOLOGY HARDWARE & EQUIPMENT
6,864,756 Apple, Inc 1,866,253 6.8
1,825,194 Cisco Systems, Inc 140,595 0.5
Other 430,219 1.6
2,437,067 8.9
TELECOMMUNICATION SERVICES 207,256 0.8
TRANSPORTATION 353,047 1.3

39
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
At 12/31/25, the aggregate value of securities on loan is $19,368,709.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Investments in Derivatives
Shares Description 1 1
Value
(000)
% of net
assets
UTILITIES $ 610,810 2.3%
TOTAL COMMON STOCKS
(Cost $8,311,036) 27,151,690 99.5
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2 0.0
TOTAL RIGHTS/WARRANTS
(Cost $2) 2 0.0
a a a a
TOTAL LONG-TERM INVESTMENTS
(Cost $8,311,038) 27,151,692 99.5
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
19,993,752 (b) State Street Navigator Securities
Lending Government Money Market
Portfolio 3.830%(c) 19,994 0.1
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $19,994) 19,994 0.1
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT 9,938 0.0
REPURCHASE AGREEMENT 89,645 0.3
TREASURY DEBT 38,300 0.2
TOTAL SHORT-TERM INVESTMENTS
(Cost $137,881) 137,883 0.5
a a a a
TOTAL PORTFOLIO
(Cost $8,468,913) 27,309,569 100.1
OTHER ASSETS & LIABILITIES, NET (30,011) (0.1)
NET ASSETS $ 27,279,558 100.0%
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 326 03/20/26   $ 113,248 $ 112,348 $ (900)

Core Bond December 31, 2025
Summary Portfolio of Investments
40
See Notes to Financial Statements
Principal Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 3,579 0.0%
COMMERCIAL & PROFESSIONAL SERVICES 319 0.0
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,086 0.0
CONSUMER DURABLES & APPAREL 166 0.0
CONSUMER SERVICES 4,857 0.1
ENERGY 349 0.0
FINANCIAL SERVICES 2,269 0.0
FOOD, BEVERAGE & TOBACCO 232 0.0
HEALTH CARE EQUIPMENT & SERVICES 470 0.0
MATERIALS 1,175 0.0
MEDIA & ENTERTAINMENT 40 0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 97 0.0
REAL ESTATE MANAGEMENT & DEVELOPMENT 473 0.0
SOFTWARE & SERVICES 4,523 0.1
TELECOMMUNICATION SERVICES 295 0.0
TRANSPORTATION 203 0.0
TOTAL BANK LOAN OBLIGATIONS
(Cost $20,379) 20,133 0.2
Principal Description 1 1
Value
(000)
% of net
assets
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 39,268 0.3
BANKS
Bank of America Corp
$ 55,925,000 2.592%, 04/29/31 52,110 0.4
JPMorgan Chase & Co
195,100,000 (a) 1.953%-6.875%, 06/15/26-N/A 197,773 1.7
EUR 600,000 1.638%, 05/18/28 696 0.0
Other 504,493 4.0
755,072 6.1
CAPITAL GOODS 107,028 0.9
COMMERCIAL & PROFESSIONAL SERVICES 32,846 0.3
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 32,495 0.3
CONSUMER SERVICES 38,404 0.3
CONSUMER STAPLES DISTRIBUTION & RETAIL 24,214 0.2
ENERGY 208,181 1.7
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
SBA Tower Trust
42,100,000 (b) 1.840%, 04/15/27 40,784 0.3
Other 167,435 1.4
208,219 1.7
FINANCIAL SERVICES 242,391 2.0
FOOD, BEVERAGE & TOBACCO 98,054 0.8
HEALTH CARE EQUIPMENT & SERVICES 123,855 1.0
HOUSEHOLD & PERSONAL PRODUCTS 25,879 0.2
INSURANCE 203,204 1.7
Principal Description 1 1
Value
(000)
% of net
assets
MATERIALS $ 93,200 0.8%
MEDIA & ENTERTAINMENT 88,684 0.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 73,807 0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 48,941 0.4
SOFTWARE & SERVICES 70,395 0.6
TECHNOLOGY HARDWARE & EQUIPMENT 41,135 0.3
TELECOMMUNICATION SERVICES
AT&T, Inc
$ 42,943,000 2.550%, 12/01/33 36,650 0.3
Other 178,736 1.4
215,386 1.7
TRANSPORTATION 14,884 0.1
UTILITIES 358,973 2.9
5,569,670,310
TOTAL CORPORATE BONDS
(Cost $3,266,431) 3,144,515 25.6
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
AGENCY SECURITIES 19,310 0.1
FOREIGN GOVERNMENT BONDS 362,884 3.0
MORTGAGE BACKED
Fannie Mae Pool
59,114,300 2.500%, 12/01/51 50,421 0.4
43,836,343 3.000%, 04/01/52 38,882 0.3
70,820,023 4.000%, 06/01/52 67,587 0.6
46,141,128 4.000%, 07/01/52 44,035 0 .4
40,339,138 5.000%, 08/01/52 40,401 0.3
125,231,649 4.000%, 09/01/52 119,312 1.0
122,517,790 4.500%, 09/01/52 120,094 1.0
76,495,189 4.000%, 10/01/52 72,891 0.6
64,845,199 4.500%, 10/01/52 63,602 0.5
105,381,864 4.500%, 11/01/52 103,264 0.8
56,372,359 5.000%, 02/01/53 56,448 0.5
45,265,185 5.500%, 02/01/53 45,937 0.4
58,130,753 5.000%, 04/01/53 58,202 0.5
99,020,848 5.500%, 06/01/53 100,743 0.8
172,000,142 5.500%, 04/01/54 174,549 1.4
124,842,613 5.500%, 05/01/54 126,686 1.0
39,243,030 5.500%, 10/01/54 39,809 0.3
655,205,401 2.500%-6.000%,
05/01/32-10/01/54 628,165 5.1
Freddie Mac Pool
86,512,907 3.000%, 05/01/52 76,788 0.6
104,435,505 5.000%, 06/01/53 104,537 0.9
45,503,756 5.000%, 08/01/53 45,560 0.4
170,163,850 2.500%-6.000%,
11/01/49-08/01/53 163,155 1.4
Ginnie Mae II Pool
47,612,248 3.500%, 04/20/52 43,722 0.4
Government National Mortgage
Association
203,386,173 2.500%-10.071%,
01/20/40-08/20/53 136,727 1.1
Other 677,077 5.4
3,198,594 26.1
MUNICIPAL BONDS 220,192 1.8
OTHER MORTGAGE BACKED 21,006 0.2

41
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 12/31/25, the aggregate value of securities on loan is $42,101,922.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description 1 1
Value
(000)
% of net
assets
U.S. TREASURY SECURITIES
United States Treasury Note/Bond
$ 94,645,000 4.250%, 11/30/26 $ 95,225 0.8%
126,225,000 3.875%, 07/31/27 126,960 1.0
147,820,000 3.500%, 09/30/27 147,849 1.2
97,925,000 4.125%, 11/15/27 99,042 0.8
239,280,000 3.500%, 04/30/28 239,243 2.0
78,957,000 3.375%, 09/15/28 78,633 0.6
101,950,000 3.500%, 11/15/28 101,838 0.8
113,120,000 3.500%, 04/30/30 112,303 0.9
654,399,000 3.625%, 12/31/30 651,280 5.3
50,000,000 3.750%, 12/31/30 50,025 0.4
70,450,000 4.000%, 01/31/31 71,262 0.6
57,151,000 4.125%, 07/31/31 58,080 0.5
97,957,900 3.750%, 08/31/31 97,633 0.8
66,260,000 4.125%, 03/31/32 67,168 0.6
52,791,000 3.875%, 08/31/32 52,653 0.4
100,000,000 3.750%, 11/30/32 98,844 0.8
77,391,000 4.000%, 11/15/35 76,278 0.6
85,325,800 2.375%, 02/15/42 62,808 0.5
91,758,000 3.375%, 08/15/42 77,535 0.6
56,675,000 3.875%, 02/15/43 50,985 0.4
49,620,000 3.875%, 05/15/43 44,513 0.4
51,995,000 3.000%, 08/15/48 38,499 0.3
256,002,000 2.250%, 02/15/52 155,321 1.3
44,786,000 3.625%, 02/15/53 36,259 0.3
162,893,000 4.750%, 08/15/55 160,144 1.3
494,033,500 0.500%-5.000%,
03/15/26-11/15/48 432,531 3.5
3,282,911 26.7
74,308,360,425
TOTAL GOVERNMENT BONDS
(Cost $7,341,391) 7,104,897 57.9
Shares Description 1 1
Value
(000)
% of net
assets
PREFERRED STOCKS
FINANCIAL SERVICES 4,430 0.0
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,430 0.0
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
STRUCTURED ASSETS
ASSET BACKED 531,248 4.3
OTHER MORTGAGE BACKED 1,017,266 8.3
1,762,868,099
TOTAL STRUCTURED ASSETS
(Cost $1,626,237) 1,548,514 12.6
TOTAL LONG-TERM INVESTMENTS
(Cost $12,258,786) 11,822,489 96.3
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
18,071,088 (c) State Street Navigator Securities
Lending Government Money Market
Portfolio 3.830%(d) 18,071 0.2
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $18,071) 18,071 0.2
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT $ 82,160 0.7%
REPURCHASE AGREEMENT
Fixed Income Clearing Corporation
$ 111,180,000 (e) 3.810%, 01/02/26 111,180 0.9
Other 2,268 0.0
113,448 0.9
TREASURY DEBT 94,507 0.8
TOTAL SHORT-TERM INVESTMENTS
(Cost $290,084) 290,115 2.4
a a a a
TOTAL PORTFOLIO
(Cost $12,566,941) 12,130,675 98.9
OTHER ASSETS & LIABILITIES, NET 139,452 1.1
NET ASSETS $ 12,270,127 100.0%
EUR Euro
(a) Perpetual security. Maturity date is not applicable.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,282,360,297 or 18.8% of Total
Investments.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $111,203,533 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 12/24/26, valued at $113,403,600.

Summary Portfolio of Investments
(continued)
Core Bond December 31, 2025
42
See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,824 03/20/26   $ 205,659 $ 205,086 $ (573)
U.S. Treasury 5-Year Note 3,762 03/31/26 411,617 411,204 (413)
Total 5,586  $ 617,276  $ 616,290  $ (986)
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 6,766 AUD 10,245 Australia and New Zealand Banking Group Limited 01/09/26 (72)
$ 1,167 CHF 923 Australia and New Zealand Banking Group Limited 01/08/26 1
$ 578 EUR 499 Australia and New Zealand Banking Group Limited 01/08/26 (9)
$ 922 EUR 800 Australia and New Zealand Banking Group Limited 01/08/26 (18)
$ 728 GBP 545 Australia and New Zealand Banking Group Limited 01/08/26 (7)
$ 1,520 NZD 2,603 Australia and New Zealand Banking Group Limited 01/09/26 21
EUR 58 $ 67 Australia and New Zealand Banking Group Limited 01/08/26 1
EUR 826 $ 953 Australia and New Zealand Banking Group Limited 01/08/26 18
$ 550 HUF 184,135 Bank of America, N.A. 01/08/26 (12)
$ 677 KRW 990,172 Bank of America, N.A. 01/12/26 (9)
$ 988 SGD 1,279 Bank of America, N.A. 01/12/26 (9)
$ 907 MYR 3,746 Barclays Bank PLC 01/12/26 (17)
$ 2,012 CAD 2,803 Citibank N.A. 01/08/26 (31)
$ 1,163 CZK 24,321 Citibank N.A. 01/08/26 (20)
$ 5,747 EUR 4,904 Citibank N.A. 01/08/26 (18)
$ 112,545 EUR 96,023 Citibank N.A. 01/08/26 (345)
$ 234 EUR 200 Citibank N.A. 01/08/26 (1)
$ 791 EUR 684 Citibank N.A. 01/08/26 (13)
$ 238 EUR 204 Citibank N.A. 01/08/26 (2)
$ 581 EUR 499 Citibank N.A. 01/08/26 (6)
$ 1,000 EUR 862 Citibank N.A. 01/08/26 (14)
$ 1,008 GBP 752 Citibank N.A. 01/08/26 (5)
$ 491 GBP 375 Citibank N.A. 01/08/26 (14)
$ 2,331 IDR 39,101,230 Citibank N.A. 01/12/26 (11)
$ 7,330 KRW 10,732,100 Citibank N.A. 01/12/26 (105)
$ 697 RON 3,069 Citibank N.A. 01/08/26 (11)
$ 1,382 THB 44,567 Goldman Sachs 01/12/26 (34)
$ 997 CHF 786 Morgan Stanley Capital Services 01/08/26 4
$ 461 EUR 400 Morgan Stanley Capital Services 01/08/26 (9)
$ 2,048 EUR 1,763 Morgan Stanley Capital Services 01/08/26 (25)
$ 575 EUR 497 Morgan Stanley Capital Services 01/08/26 (9)
$ 808 EUR 700 Morgan Stanley Capital Services 01/08/26 (15)
$ 1,016 EUR 879 Morgan Stanley Capital Services 01/08/26 (18)
$ 23,426 GBP 17,453 Morgan Stanley Capital Services 01/08/26 (100)
$ 23,603 JPY 3,514,061 Morgan Stanley Capital Services 01/09/26 1,150
$ 2,007 JPY 299,567 Morgan Stanley Capital Services 01/09/26 93
$ 456 MXN 8,394 Morgan Stanley Capital Services 01/08/26 (10)
$ 605 NOK 6,025 Morgan Stanley Capital Services 01/08/26 7
$ 1,362 PLN 4,982 Morgan Stanley Capital Services 01/08/26 (25)
EUR 509 $ 587 Morgan Stanley Capital Services 01/08/26 11
EUR 403 $ 465 Morgan Stanley Capital Services 01/08/26 9
$ 1,065 ZAR 18,291 Morgan Stanley Capital Services 01/08/26 (39)
$ 997 AUD 1,519 Standard Chartered Bank 01/09/26 (17)
$ 2,008 EUR 1,713 Standard Chartered Bank 01/08/26 (7)
$ 516 PEN 1,740 Standard Chartered Bank 01/12/26 (1)
EUR 1,917 $ 2,229 Standard Chartered Bank 01/08/26 25
$ 10,760 CAD 14,943 Toronto Dominion Bank 01/08/26 (131)
$ 3,020 JPY 472,000 Toronto Dominion Bank 02/02/26 (2)
EUR 1,996 $ 2,325 Toronto Dominion Bank 01/08/26 22

43
See Notes to Financial Statements
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
EUR 2,080 $ 2,426 Toronto Dominion Bank 01/08/26 19
Total  $ 190
Total unrealized appreciation on forward foreign currency contracts   $ 1,381
Total unrealized depreciation on forward foreign currency contracts   $ (1,191)
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
ZAR South African Rand

Inflation-Linked Bond December 31, 2025
Summary Portfolio of Investments
44
See Notes to Financial Statements
Principal Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 6,651 0 .1%
CONSUMER DURABLES & APPAREL 686 0 .0
CONSUMER SERVICES 5,180 0 .1
FINANCIAL SERVICES 1,504 0 .0
HEALTH CARE EQUIPMENT & SERVICES 527 0 .0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,553 0 .0
SOFTWARE & SERVICES 1,685 0 .0
TECHNOLOGY HARDWARE & EQUIPMENT 145 0 .0
TOTAL BANK LOAN OBLIGATIONS
(Cost $17,790) 17,931 0 .2
Principal Description 1 1
Value
(000)
% of net
assets
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 2,069 0 .0
BANKS 20,806 0 .3
CAPITAL GOODS 4,281 0 .1
COMMERCIAL & PROFESSIONAL SERVICES 2,570 0 .0
CONSUMER STAPLES DISTRIBUTION & RETAIL 3,580 0 .1
ENERGY 48,594 0 .6
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 993 0 .0
FINANCIAL SERVICES 4,408 0 .1
FOOD, BEVERAGE & TOBACCO 8,398 0 .1
HEALTH CARE EQUIPMENT & SERVICES 15,505 0 .2
INSURANCE 2,086 0 .0
MATERIALS 16,691 0 .2
MEDIA & ENTERTAINMENT 6,945 0 .1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,047 0 .0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,436 0 .0
SOFTWARE & SERVICES 934 0 .0
TELECOMMUNICATION SERVICES 14,058 0 .2
TRANSPORTATION 10,416 0 .1
UTILITIES 10,866 0 .1
$ 178,162,300
TOTAL CORPORATE BONDS
(Cost $176,838) 178,683 2 .2
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
FOREIGN GOVERNMENT BONDS 6,254 0 .1
MORTGAGE BACKED
Freddie Mac STACR REMIC Trust
17,000,000 (a),(b) 7.224%, 05/25/42, (SOFR30A +
3.350%) 17,551 0 .2
Ginnie Mae I Pool
12,723,938 3.600%, 09/15/31 12,456 0 .1
29,348,854 1.730%, 07/15/37 25,106 0 .3
20,252,590 1.650%, 07/15/42 15,958 0 .2
Principal Description 1 1
Value
(000)
% of net
assets
MORTGAGE BACKED (continued)
$ 22,878,630 2.750%, 01/15/45 $ 21,565 0 .3%
Other 58,818 0 .7
151,454 1 .8
OTHER MORTGAGE BACKED 4,866 0 .1
U.S. TREASURY SECURITIES
United States Treasury Inflation
Indexed Bonds
82,248,225 (c) 0.625%, 01/15/26 82,055 1 .0
15,460,582 (c) 2.000%, 01/15/26 15,432 0 .2
60,646,298 (c) 0.125%, 04/15/26 60,118 0 .7
192,738,753 (c) 0.125%, 10/15/26 190,947 2 .3
181,282,870 (c) 0.375%, 01/15/27 179,041 2 .2
133,934,772 (c) 2.375%, 01/15/27 135,001 1 .6
166,510,528 (c) 0.125%, 04/15/27 163,485 2 .0
141,081,760 (c) 0.375%, 07/15/27 139,434 1 .7
148,375,800 (c) 1.625%, 10/15/27 149,486 1 .8
254,084,600 (c) 0.500%, 01/15/28 249,596 3 .0
190,221,840 (c) 1.750%, 01/15/28 191,601 2 .3
215,676,928 (c) 1.250%, 04/15/28 214,795 2 .6
136,328,393 (c) 3.625%, 04/15/28 143,015 1 .7
121,532,648 (c) 0.750%, 07/15/28 120,076 1 .5
60,163,536 (c) 2.375%, 10/15/28 61,954 0 .8
295,919,595 (c) 0.875%, 01/15/29 291,315 3 .6
148,458,497 (c) 2.500%, 01/15/29 153,219 1 .9
390,840,906 (c) 2.125%, 04/15/29 399,077 4 .9
54,146,323 (c) 3.875%, 04/15/29 58,319 0 .7
248,199,900 (c) 0.250%, 07/15/29 239,113 2 .9
151,305,643 (c) 1.625%, 10/15/29 152,790 1 .9
299,434,740 (c) 0.125%, 01/15/30 283,982 3 .5
320,551,460 (c) 1.625%, 04/15/30 322,123 3 .9
174,585,327 (c) 0.125%, 07/15/30 164,753 2 .0
56,909,206 (c) 1.125%, 10/15/30 56,037 0 .7
335,056,277 (c) 0.125%, 01/15/31 312,304 3 .8
304,247,500 (c) 0.125%, 07/15/31 281,883 3 .4
161,474,923 (c) 0.125%, 01/15/32 147,537 1 .8
50,625,024 (c) 3.375%, 04/15/32 55,875 0 .7
272,071,968 (c) 0.625%, 07/15/32 255,229 3 .1
360,990,575 (c) 1.125%, 01/15/33 346,356 4 .2
280,094,773 (c) 1.375%, 07/15/33 272,998 3 .3
437,516,648 (c) 1.750%, 01/15/34 435,009 5 .3
347,437,012 (c) 1.875%, 07/15/34 348,804 4 .3
382,312,563 (c) 2.125%, 01/15/35 389,062 4 .7
310,299,119 (c) 1.875%, 07/15/35 309,468 3 .8
Other 5,946 0 .1
7,377,235 89 .9
7,659,289,530
TOTAL GOVERNMENT BONDS
(Cost $7,637,956) 7,539,809 91 .9
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENT COMPANIES 9,990 0 .1
TOTAL INVESTMENT COMPANIES
(Cost $10,002) 9,990 0 .1
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
STRUCTURED ASSETS
ASSET BACKED
Ford Credit Auto Owner Trust
Series 2024 C
14,055,000 4.070%, 07/15/29 14,099 0 .2
Series 2024 1
18,000,000 (b) 4.870%, 08/15/36 18,459 0 .2

45
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 12/31/25, the aggregate value of securities on loan is $2,204,553.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description 1 1
Value
(000)
% of net
assets
ASSET BACKED (continued)
Tesla Auto Lease Trust
Series 2024 B
$ 16,425,000 (b) 4.820%, 10/20/27 $ 16,492 0 .2%
Toyota Auto Receivables Owner Trust
Series 2024 D
18,650,000 4.400%, 06/15/29 18,780 0 .2
Verizon Master Trust Series
Series 2024 5
25,000,000 (b) 5.000%, 06/21/32 25,767 0 .3
Other 39,481 0 .5
133,078 1 .6
OTHER MORTGAGE BACKED
BX Commercial Mortgage Trust
Series 2021 XL2
12,600,000 (a),(b) 5.062%, 10/15/38, (TSFR1M +
1.312%) 12,596 0 .2
Connecticut Avenue Securities Trust
Series 2023 R01
10,855,000 (a),(b) 8.106%, 12/25/42, (SOFR30A +
3.750%) 11,349 0 .1
GM Financial Revolving Receivables
Trust
Series 2024 1
11,000,000 (b) 4.980%, 12/11/36 11,312 0 .1
Other 117,615 1 .5
152,872 1 .9
290,107,355
TOTAL STRUCTURED ASSETS
(Cost $289,063) 285,950 3 .5
TOTAL LONG-TERM INVESTMENTS
(Cost $8,131,649) 8,032,363 97 .9
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
2,311,809 (d) State Street Navigator Securities
Lending Government Money Market
Portfolio 3.830%(e) 2,312 0 .0
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $2,312) 2,312 0 .0
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
Fixed Income Clearing Corporation
21,740,000 (f) 3.810%, 01/02/26 21,740 0 .3
21,740 0 .3
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,740) 21,740 0 .3
a a a a
TOTAL PORTFOLIO
(Cost $8,155,701) 8,056,415 98 .2
OTHER ASSETS & LIABILITIES, NET 147,264 1 .8
NET ASSETS $ 8,203,679 100 .0%
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $382,988,509 or 4.8% of Total
Investments.
(c) Principal amount for interest accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $21,744,602 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $22,174,875.

Summary Portfolio of Investments
(continued)
Inflation-Linked Bond December 31, 2025
46
See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,166 03/20/26   $ 131,244 $ 131,102 $ (142)
U.S. Treasury 5-Year Note 1,635 03/31/26 178,893 178,713 (180)
Total 2,801  $ 310,137  $ 309,815  $ (322)

47
See Notes to Financial Statements
Responsible Balanced December 31, 2025
Consolidated Summary Portfolio of Investments
Principal Description 1 1
Value
(000)
% of net
assets
LONG-TERM INVESTMENTS
BANK LOAN OBLIGATIONS
CAPITAL GOODS $ 0 ^ 0 .0%
UTILITIES 15,583 0 .1
TOTAL BANK LOAN OBLIGATIONS
(Cost $15,924) 15,583 0 .1
Shares Description 1 1
Value
(000)
% of net
assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS 78,686 0 .4
BANKS
987,565 Citigroup, Inc 115,239 0 .5
669,741 JPMorgan Chase & Co 215,804 1 .0
Other 477,220 2 .2
808,263 3 .7
CAPITAL GOODS
227,038 Caterpillar, Inc 130,063 0 .6
136,329 GE Vernova, Inc 89,101 0 .4
187,850 Quanta Services, Inc 79,284 0 .4
Other 1,070,242 4 .9
1,368,690 6 .3
COMMERCIAL & PROFESSIONAL SERVICES 217,137 1 .0
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL
328,591 Home Depot, Inc 113,068 0 .5
679,919 TJX Cos, Inc 104,442 0 .5
Other 222,535 1 .0
440,045 2 .0
CONSUMER DURABLES & APPAREL 152,635 0 .7
CONSUMER SERVICES
17,598 Booking Holdings, Inc 94,243 0 .4
287,735 McDonald's Corp 87,940 0 .4
Other 239,026 1 .2
421,209 2 .0
CONSUMER STAPLES DISTRIBUTION & RETAIL 133,378 0 .6
ENERGY 147,093 0 .7
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
648,606 Prologis, Inc 82,801 0 .4
509,282 Welltower, Inc 94,528 0 .4
Other 122,985 0 .6
300,314 1 .4
FINANCIAL SERVICES
294,878 American Express Co 109,090 0 .5
138,272 Goldman Sachs Group, Inc 121,541 0 .6
255,719 Mastercard, Inc (Class A) 145,985 0 .7
159,983 Moody's Corp 81,727 0 .4
638,104 Morgan Stanley 113,282 0 .5
178,862 S&P Global, Inc 93,471 0 .4
479,990 Visa, Inc (Class A) 168,337 0 .8
Other 409,825 1 .9
1,243,258 5 .8
FOOD, BEVERAGE & TOBACCO
1,161,010 Coca-Cola Co 81,166 0 .4
644,066 PepsiCo, Inc 92,436 0 .4
Other 178,746 0 .8
352,348 1 .6
Shares Description 1 1
Value
(000)
% of net
assets
HEALTH CARE EQUIPMENT & SERVICES $ 312,221 1 .4%
HOUSEHOLD & PERSONAL PRODUCTS
791,605 Procter & Gamble Co 113,445 0 .5
Other 107,212 0 .5
220,657 1 .0
INSURANCE 535,334 2 .5
MATERIALS
983,413 Newmont Goldcorp Corp 98,194 0 .5
Other 273,889 1 .2
372,083 1 .7
MEDIA & ENTERTAINMENT
1,262,572 (a) Netflix, Inc 118,379 0 .5
Other 289,969 1 .4
408,348 1 .9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
264,930 Amgen, Inc 86,714 0 .4
433,815 Danaher Corp 99,309 0 .5
216,561 Eli Lilly & Co 232,734 1 .1
Other 490,426 2 .2
909,183 4 .2
REAL ESTATE MANAGEMENT & DEVELOPMENT 115,975 0 .5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
562,060 (a) Advanced Micro Devices, Inc 120,371 0 .6
474,266 Applied Materials, Inc 121,882 0 .6
89,510 ASML Holding NV 96,449 0 .4
595,457 Broadcom, Inc 206,088 1 .0
751,229 Lam Research Corp 128,595 0 .6
4,321,568 Nvidia Corp 805,972 3 .7
Other 239,495 1 .0
1,718,852 7 .9
SOFTWARE & SERVICES
350,933 Accenture plc 94,155 0 .4
405,168 International Business Machines
Corp 120,015 0 .6
134,840 Intuit, Inc 89,321 0 .4
1,335,833 Microsoft Corp 646,036 3 .0
396,833 Salesforce, Inc 105,125 0 .5
Other 601,589 2 .8
1,656,241 7 .7
TECHNOLOGY HARDWARE & EQUIPMENT
670,823 (a) Arista Networks, Inc 87,898 0 .4
1,587,477 Cisco Systems, Inc 122,283 0 .6
554,436 Western Digital Corp 95,513 0 .4
Other 227,872 1 .1
533,566 2 .5
TELECOMMUNICATION SERVICES 222,389 1 .0
TRANSPORTATION 165,423 0 .8
UTILITIES 155,027 0 .7
TOTAL COMMON STOCKS
(Cost $9,370,742) 12,988,355 60 .0
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
CORPORATE BONDS
AUTOMOBILES & COMPONENTS 19,324 0 .1
BANKS 447,507 2 .1

Consolidated Summary Portfolio of Investments
(continued)
Responsible Balanced December 31, 2025
48
See Notes to Financial Statements
Principal Description 1 1
Value
(000)
% of net
assets
CAPITAL GOODS $ 54,209 0 .2%
COMMERCIAL & PROFESSIONAL SERVICES 87,558 0 .4
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,901 0 .1
CONSUMER SERVICES 61,099 0 .3
CONSUMER STAPLES DISTRIBUTION & RETAIL 54,623 0 .2
ENERGY 240,509 1 .1
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 9,832 0 .0
FINANCIAL SERVICES 383,283 1 .8
FOOD, BEVERAGE & TOBACCO 46,635 0 .2
HEALTH CARE EQUIPMENT & SERVICES 41,861 0 .2
HOUSEHOLD & PERSONAL PRODUCTS 90,602 0 .4
INSURANCE 141,999 0 .7
MATERIALS 112,977 0 .5
MEDIA & ENTERTAINMENT 26,704 0 .1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 22,506 0 .1
REAL ESTATE MANAGEMENT & DEVELOPMENT 26,245 0 .1
TECHNOLOGY HARDWARE & EQUIPMENT 14,128 0 .1
TELECOMMUNICATION SERVICES 22,149 0 .1
TRANSPORTATION 11,719 0 .1
UTILITIES 787,418 3 .6
$ 2,858,305,112
TOTAL CORPORATE BONDS
(Cost $2,795,490) 2,715,788 12 .5
Principal Description 1 1
Value
(000)
% of net
assets
GOVERNMENT BONDS
AGENCY SECURITIES 114,875 0 .5
FOREIGN GOVERNMENT BONDS 680,740 3 .2
MORTGAGE BACKED
Fannie Mae Pool
133,820,332 4.500%, 09/01/52 131,172 0 .6
81,724,188 5.500%, 10/01/54 82,902 0 .4
985,534,203 2.500%-6.000%,
05/01/32-10/01/54 968,347 4 .5
Freddie Mac Pool
204,271,132 2.310%-6.000%,
12/01/31-08/01/53 192,747 0 .9
Ginnie Mae II Pool
305,041,118 2.500%-6.500%,
11/20/38-08/20/53 285,009 1 .3
Other 509,445 2 .3
2,169,622 10 .0
MUNICIPAL BONDS 336,849 1 .6
U.S. TREASURY SECURITIES
United States Treasury Note/Bond
180,203,000 3.375%, 11/30/27 179,858 0 .8
142,838,000 3.500%, 12/15/28 142,671 0 .7
159,121,000 3.625%, 12/31/30 158,363 0 .7
177,956,000 3.875%, 12/31/32 177,177 0 .8
301,481,000 4.000%, 11/15/35 297,147 1 .4
202,078,800 2.375%, 02/15/42 148,749 0 .7
207,916,000 4.625%, 11/15/45 203,173 0 .9
Principal Description 1 1
Value
(000)
% of net
assets
U.S. TREASURY SECURITIES (continued)
$ 169,151,000 4.750%, 08/15/55 $ 166,297 0 .8%
Other 173,797 0 .8
1,647,232 7 .6
5,485,867,012
TOTAL GOVERNMENT BONDS
(Cost $5,049,682) 4,949,318 22 .9
Shares Description 1 1
Value
(000)
% of net
assets
PREFERRED STOCKS
REAL ESTATE MANAGEMENT & DEVELOPMENT 14,638 0 .1
UTILITIES 13,828 0 .0
TOTAL PREFERRED STOCKS
(Cost $46,746) 28,466 0 .1
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
RIGHTS/WARRANTS
HEALTH CARE EQUIPMENT & SERVICES 1 0 .0
TOTAL RIGHTS/WARRANTS
(Cost $1) 1 0 .0
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
STRUCTURED ASSETS
ASSET BACKED 236,180 1 .1
OTHER MORTGAGE BACKED 558,332 2 .6
1,145,883,742
TOTAL STRUCTURED ASSETS
(Cost $843,362) 794,512 3 .7
TOTAL LONG-TERM INVESTMENTS
(Cost $18,121,947) 21,492,023 99 .3
a a a a
Shares Description 1 1
Value
(000)
% of net
assets
INVESTMENTS PURCHASED WITH COLLATERAL FROM
SECURITIES LENDING
70,642,222 (b) State Street Navigator Securities
Lending Government Money Market
Portfolio 3.830%(c) 70,642 0 .3
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL
FROM SECURITIES LENDING
(Cost $70,642) 70,642 0 .3
a a a a
a a a a
Principal Description 1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT 38,035 0 .2
TOTAL SHORT-TERM INVESTMENTS
(Cost $38,035) 38,035 0 .2
a a a a
TOTAL PORTFOLIO
(Cost $18,230,624) 21,600,700 99 .8
OTHER ASSETS & LIABILITIES, NET 34,259 0 .2
NET ASSETS $ 21,634,959 100 .0%
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investments made with cash collateral received from securities on loan.
(c) The rate shown is the one-day yield as of the end of the reporting period.

49
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
At 12/31/25, the aggregate value of securities on loan is $92,240,190.
At 12/31/25, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,948,858,503 or 9.0% of Total Investments.
Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Investments in Derivatives
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 19,981 EUR 17,034 Citibank N.A. 01/08/26 (45)
$ 3,060 CAD 4,249 Morgan Stanley Capital Services 01/08/26 (37)
Total  $ (82)
Total unrealized appreciation on forward foreign currency contracts   $ –
Total unrealized depreciation on forward foreign currency contracts   $ (82)
CAD Canadian Dollar
EUR Euro

Money Market December 31, 2025
Summary Portfolio of Investments
50
See Notes to Financial Statements
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
Cost amounts are in thousands.
For ease of presentation, a number of classification categories have been grouped together in the
Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.
Principal Description
1 1
Value
(000)
% of net
assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
Federal Agricultural Mortgage Corp
Discount Notes
$ 41,600,000 0.000%, 08/27/26 $ 40,643 0 .4%
Federal Home Loan Bank (FHLB)
333,000,000 0.000%, 01/07/26 332,786 3 .1
169,800,000 0.000%, 01/12/26 169,601 1 .6
84,000,000 0.000%, 01/21/26 83,822 0 .8
257,880,000 0.000%, 02/13/26 256,741 2 .4
82,900,000 0.000%, 03/04/26 82,389 0 .8
147,000,000 0.000%, 06/12/26 144,667 1 .3
171,000,000 0.000%, 08/07/26 167,340 1 .5
Federal Home Loan Bank Discount Notes
83,000,000 0.000%, 01/15/26 82,875 0 .8
170,000,000 0.000%, 01/22/26 169,603 1 .6
Other 111,660 1 .0
1,642,127 15 .3
REPURCHASE AGREEMENT
Fixed Income Clearing Corporation
1,155,010,000 (a) 3.810%, 01/02/26 1,155,010 10 .7
779,517,000 (b) 3.810%, 01/02/26 779,517 7 .3
2,312,720,000 (c) 3.820%, 01/02/26 2,312,720 21 .5
4,247,247 39 .5
TREASURY DEBT
United States Treasury Bill
126,000,000 0.000%, 01/06/26 125,936 1 .2
272,250,000 0.000%, 01/29/26 271,483 2 .5
127,000,000 0.000%, 02/10/26 126,491 1 .2
84,000,000 0.000%, 02/17/26 83,584 0 .8
83,100,000 0.000%, 03/10/26 82,508 0 .8
83,100,000 0.000%, 03/19/26 82,470 0 .7
166,000,000 0.000%, 03/31/26 164,465 1 .5
227,500,000 0.000%, 05/14/26 224,383 2 .1
United States Treasury Bill- When Issued
208,375,000 0.000%, 05/21/26 205,368 1 .9
United States Treasury Note/Bond
41,500,000 0.500%, 02/28/26 41,262 0 .4
82,500,000 4.625%, 02/28/26 82,570 0 .8
61,500,000 0.750%, 03/31/26 61,027 0 .6
42,000,000 4.500%, 03/31/26 42,037 0 .4
41,000,000 3.750%, 04/15/26 40,963 0 .4
163,750,000 0.750%, 04/30/26 162,041 1 .5
349,325,000 4.875%, 04/30/26 350,256 3 .2
234,000,000 1.625%, 05/15/26 231,920 2 .1
41,000,000 4.875%, 05/31/26 41,121 0 .4
124,775,000 0.625%, 07/31/26 122,423 1 .1
42,500,000 1.500%, 08/15/26 41,926 0 .4
123,500,000 0.750%, 08/31/26 121,001 1 .1
45,000,000 1.375%, 08/31/26 44,304 0 .4
87,000,000 3.500%, 09/30/26 86,860 0 .8
Other 58,217 0 .6
2,894,616 26 .9
VARIABLE RATE SECURITIES
Federal Farm Credit Banks Funding Corp
88,000,000 (d) 3.730%, 05/07/26, (SOFR + 0.020%) 88,000 0 .8
79,500,000 (d) 3.715%, 06/23/26, (SOFR + 0.005%) 79,500 0 .7
Federal Home Loan Banks
198,000,000 (d) 3.710%, 01/05/26, (SOFR - 0.000%) 198,000 1 .8
82,000,000 (d) 3.710%, 01/08/26, (SOFR - 0.000%) 82,000 0 .8
103,750,000 (d) 3.715%, 01/28/26, (SOFR + 0.005%) 103,750 1 .0
307,500,000 (d) 3.715%, 02/03/26, (SOFR + 0.005%) 307,500 2 .9
Principal Description
1 1
Value
(000)
% of net
assets
VARIABLE RATE SECURITIES (continued)
$ 502,160,000 (d) 3.720%, 02/11/26, (SOFR + 0.010%) $ 502,160 4 .7%
103,750,000 (d) 3.720%, 02/25/26, (SOFR + 0.010%) 103,750 1 .0
105,000,000 (d) 3.710%, 03/20/26, (SOFR - 0.000%) 105,000 1 .0
165,900,000 (d) 3.720%, 03/23/26, (SOFR + 0.010%) 165,900 1 .5
124,500,000 (d) 3.710%, 03/25/26, (SOFR - 0.000%) 124,500 1 .2
84,000,000 (d) 3.710%, 04/16/26, (SOFR - 0.000%) 84,000 0 .8
166,000,000 (d) 3.650%, 07/02/26, (SOFR - 0.000%) 166,000 1 .5
166,000,000 (d) 3.710%, 07/02/26, (SOFR - 0.000%) 166,000 1 .5
Other 11,165 0 .0
2,287,225 21 .2
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,071,215) 11,071,215 102 .9
a a a a
TOTAL PORTFOLIO
(Cost $11,071,215) 11,071,215 102 .9
OTHER ASSETS & LIABILITIES, NET (310,274) ( 2 .9 )
NET ASSETS $ 10,760,941 100 .0%
SOFR Secured Overnight Financing Rate
(a) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $1,155,254,477 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $1,178,110,256.
(b) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $779,681,998 on 1/2/26, collateralized by Government Agency Securities, with coupon rates
2.500%–4.125% and maturity dates 3/01/27–3/31/27, valued at $795,107,340.
(c) Agreement with Fixed Income Clearing Corporation, 3.820% dated 12/31/25 to be repurchased at $2,313,210,811 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 0.500%–4.375% and maturity dates 6/30/27–7/15/27, valued at $2,358,974,520.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Statement of Assets and Liabilities
See Notes to Financial Statements
52
December 31, 2025
(amounts in thousands, except accumulation unit value)
20.1
Total Global Stock
20.2
Global Equities
ASSETS
Long-term investments, at value*† $ 134,140,008 $ 33,495,247
Short-term investments, at value# 817,500 624,494
Investments purchased with collateral from securities lending, at value (cost approximates value) 269,600 101,650
Cash – 1
Cash denominated in foreign currencies^ 5,917 640
Cash collateral at brokers for investments in futures contracts 46 –
Cash collateral at brokers for investments in mortgage dollar rolls – –
Cash collateral for securities loaned 22,421 3,148
Due from affiliates – –
Receivables:
Dividends 94,376 20,335
Interest 382 74
Investments sold 402,338 155
Reclaims 59,219 11,821
Unrealized appreciation on forward foreign currency contracts – –
Other 27,633 4,885
Total assets 135,839,440 34,262,450
LIABILITIES
Due to affiliates 134,517 878
Cash overdraft 1,301 –
Cash collateral due to broker – –
Payables:
Investment management fees 6,055 980
Capital gain taxes 81,077 15,957
Collateral from securities lending 290,301 104,412
Investments purchased - regular settlement 182,247 66,554
Investments purchased - when-issued/delayed-delivery settlement 1,663 –
Service agreement fees 3,900 246
Trustee compensation 22,253 3,591
Variation margin on futures contracts 3,390 3,424
Unrealized depreciation on forward foreign currency contracts – –
Other 60 17
Total liabilities 726,764 196,059
Net assets $ 135,112,676 $ 34,066,391
CLASS R4 (Accumulation): Net assets $ 4,437,668 $ 1,813,655
Units outstanding 3,964 4,257
Unit value $ 1,119 .516 $ 426 .040
CLASS R3 (Accumulation): Net assets $ 73,025,299 $ 18,226,200
Units outstanding 65,550 42,991
Unit value $ 1,114 .047 $ 423 .957
CLASS R2 (Accumulation): Net assets $ 36,397,128 $ 9,863,307
Units outstanding 32,894 23,424
Unit value $ 1,106 .487 $ 421 .079
CLASS R1 (Accumulation): Net assets $ 9,907,678 $ 3,525,315
Units outstanding 9,133 8,539
Unit value $ 1,084 .785 $ 412 .825
ANNUITY: Net assets $ 11,344,903 $ 637,914
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
* Includes securities loaned of $ 889,347 $ 180,580
† Long-term investments, cost $ 103,304,965 $ 24,175,121
# Short-term investments, cost $ 817,463 $ 624,480
^ Cash denominated in foreign currencies, cost $ 5,859 $ 640

See Notes to Financial Statements
53
20.3
Growth
20.4
S&P 500 Index
20.5
Core Bond
20.6
Inflation-Linked Bond
20.7
Responsible Balanced§
20.8
Money Market
$ 42,545,748 $ 27,151,692 $ 11,822,489 $ 8,032,363 $ 21,492,023 $ –
48,325 137,883 290,115 21,740 38,035 11,071,215
39,289 19,994 18,071 2,312 70,642 –
1 1 4,168 891 1,698 2
– – 680 – 3 –
– – 8,123 – – –
– – 99,000 – 31,501 –
– – – – – –
– – – 1,023 – 1,798
3,557 13,924 71 – 6,922 –
5 9 87,053 37,003 61,002 19,175
99,083 – 28,577 110,859 61,569 –
2,227 – 52 8 8,670 –
– – 1,381 – – –
5,687 4,028 4,052 1,913 4,332 3,025
42,743,922 27,327,531 12,363,832 8,208,112 21,776,397 11,095,215
12,821 7,840 1,828 – 3,610 –
– – – – – –
– – – – 1 –
572 348 461 252 2,736 272
– – 3 – – –
39,289 19,994 18,071 2,312 70,642 –
43,972 14,944 69,124 – – 332,000
– – – – 61,796 –
1,669 966 13 107 27 12
4,106 3,033 2,201 1,332 2,544 1,990
– 844 811 428 – –
– – 1,191 – 82 –
6 4 2 2 – –
102,435 47,973 93,705 4,433 141,438 334,274
$ 42,641,487 $ 27,279,558 $ 12,270,127 $ 8,203,679 $ 21,634,959 $ 10,760,941
$ 1,043,815 $ 1,280,983 $ 516,147 $ 475,488 $ 2,166,475 $ 331,437
1,684 2,104 3,547 5,203 5,073 10,614
$ 619 .693 $ 608 .765 $ 145 .507 $ 91 .383 $ 427 .053 $ 31 .226
$ 22,416,876 $ 13,637,287 $ 6,777,276 $ 4,850,133 $ 10,578,595 $ 5,818,223
36,352 22,511 46,807 53,337 24,893 187,198
$ 616 .666 $ 605 .797 $ 144 .792 $ 90 .934 $ 424 .971 $ 31 .081
$ 12,958,068 $ 8,296,186 $ 3,492,505 $ 2,047,741 $ 6,452,559 $ 3,097,372
21,157 13,788 24,285 22,672 15,287 100,340
$ 612 .475 $ 601 .688 $ 143 .812 $ 90 .319 $ 422 .090 $ 30 .869
$ 5,270,351 $ 3,397,288 $ 1,232,648 $ 665,284 $ 1,896,706 $ 1,385,792
8,777 5,759 8,743 7,513 4,583 45,711
$ 600 .455 $ 589 .891 $ 140 .992 $ 88 .550 $ 413 .820 $ 30 .316
$ 952,377 $ 667,814 $ 251,551 $ 165,033 $ 540,624 $ 128,117
$ 37,082 $ 19,369 $ 42,102 $ 2,205 $ 92,240 $ –
$ 23,171,175 $ 8,311,038 $ 12,258,786 $ 8,131,649 $ 18,121,947 $ –
$ 48,324 $ 137,881 $ 290,084 $ 21,740 $ 38,035 $ 11,071,215
$ – $ – $ 957 $ – $ 3 $ –

Statement of Operations
See Notes to Financial Statements
54
Year Ended December 31, 2025
(amounts in thousands)
20.1
Total Global Stock
20.2
Global Equities
INVESTMENT INCOME
Dividends $ 2,344,386 $ 528,776
Dividends from affiliated investments – –
Interest 27,158 10,390
Securities lending income, net 14,448 1,415
Tax withheld (133,951) (30,474)
Total investment income 2,252,041 510,107
EXPENSES
Investment management fees 129,337 24,970
Administrative - Class R4 393 157
Administrative - Class R3 97,821 21,033
Administrative - Class R2 56,795 14,927
Administrative - Class R1 30,541 10,333
Distribution fees - Class R4 24 10
Distribution fees - Class R3 13,868 2,984
Distribution fees - Class R2 7,971 2,094
Distribution fees - Class R1 4,572 1,547
Mortality and expense risk charges 6,426 1,573
Total expenses 347,748 79,628
Net expenses 347,748 79,628
Net investment income (loss) 1,904,293 430,479
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments† 15,648,708 3,833,493
Affiliated investments (40,831) (987)
Futures contracts 30,010 33,214
Forward foreign currency contracts – –
Swaps contracts – –
Foreign currency transactions (17,625) (5,660)
Net realized gain (loss) 15,620,262 3,860,060
Change in unrealized appreciation (depreciation) on:
Investments‡ 7,495,805 1,954,355
Affiliated investments 65,875 4,784
Futures contracts 13,762 3,930
Forward foreign currency contracts – –
Swaps contracts – –
Foreign currency translations 6,621 1,289
Net change in unrealized appreciation (depreciation) 7,582,063 1,964,358
Net realized and unrealized gain (loss) 23,202,325 5,824,418
Net increase (decrease) in net assets from operations $ 25,106,618 $ 6,254,897
§
   Consolidated Statement of Operations (see Notes to Financial Statements)
†   Net of foreign capital gain taxes $ 20,891 $ 822
‡   Net of change in foreign capital gains tax $ 6,077 $ (4,960)

See Notes to Financial Statements
55
20.3
Growth
20.4
S&P 500 Index
20.5
Core Bond
20.6
Inflation-Linked Bond
20.7
Responsible Balanced
§
20.8
Money Market
$ 179,364 $ 316,777 $ 283 $ 694 $ 228,978 $ –
4,057 – – – – –
3,605 3,741 514,639 331,454 399,372 453,068
7,319 362 404 82 765 –
(2,208) (75) (19) (3) (10,685) –
192,137 320,805 515,307 332,227 618,430 453,068
17,827 2,603 8,151 1,845 12,548 906
98 88 38 36 210 27
26,587 16,134 7,758 5,458 13,124 7,081
20,252 12,930 5,563 3,226 10,346 4,963
15,666 10,356 4,265 2,791 5,934 4,346
5 10 3 3 8 3
3,772 2,289 1,101 775 1,859 1,003
2,843 1,815 780 452 1,452 694
2,337 1,549 644 424 890 654
2,036 1,289 581 388 1,058 531
91,423 49,063 28,884 15,398 47,429 20,208
91,423 49,063 28,884 15,398 47,429 20,208
100,714 271,742 486,423 316,829 571,001 432,860
4,589,525 3,159,131 (59,546) (9,972) 946,475 573
(3,316) – – – – –
– 9,898 12,183 4,083 – –
– – (7,075) – (984) –
– – (9,128) – – –
(345) 6 28 6 628 2
4,585,864 3,169,035 (63,538) (5,883) 946,119 575
1,518,310 677,214 412,290 211,289 1,433,748 –
85,567 – – – – –
– (43) 5,581 2,804 – –
– – (10,751) – (694) –
– – 1,663 – – –
136 – (415) – 954 –
1,604,013 677,171 408,368 214,093 1,434,008 –
6,189,877 3,846,206 344,830 208,210 2,380,127 575
$ 6,290,591 $ 4,117,948 $ 831,253 $ 525,039 $ 2,951,128 $ 433,435
$ – $ – $ 6 $ – $ – $ –
$ – $ – $ 1 $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements
56
20.1
Total Global Stock
20.2
Global Equities
(amounts in thousands)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
OPERATIONS
Net investment income (loss) $ 1,904,293 $ 1,829,480 $ 430,479 $ 381,161
Net realized gain (loss) 15,620,262 11,595,117 3,860,060 2,350,229
Net change in unrealized appreciation
(depreciation) 7,582,063 5,587,934 1,964,358 2,170,601
Net increase (decrease) in net assets from
operations 25,106,618 19,012,531 6,254,897 4,901,991
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions 10,550,090 5,840,869 4,979,248 3,539,005
Withdrawals and death benefits (24,470,970) (16,539,020) (7,076,260) (4,360,146)
Annuity payments (1,397,530) (1,408,581) (59,733) (55,751)
Net increase (decrease) from participant
transactions (15,318,410) (12,106,732) (2,156,745) (876,892)
Net increase (decrease) in net assets 9,788,208 6,905,799 4,098,152 4,025,099
Net assets at the beginning of period 125,324,468 118,418,669 29,968,239 25,943,140
Net assets at the end of period $ 135,112,676 $ 125,324,468 $ 34,066,391 $ 29,968,239

See Notes to Financial Statements
57
20.3
Growth
20.4
S&P 500 Index
20.5
Core Bond
20.6
Inflation-Linked Bond
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
$ 100,714 $ 96,803 $ 271,742 $ 274,796 $ 486,423 $ 445,829 $ 316,829 $ 227,554
4,585,864 955,039 3,169,035 1,700,946 (63,538) (139,251) (5,883) (33,871)
1,604,013 9,481,015 677,171 3,160,769 408,368 (61,586) 214,093 38,993
6,290,591 10,532,857 4,117,948 5,136,511 831,253 244,992 525,039 232,676
4,556,270 2,784,219 3,721,619 1,524,622 3,571,547 1,932,232 2,984,840 1,261,348
(9,573,221) (5,858,638) (6,098,860) (3,641,623) (3,139,838) (1,885,337) (2,426,233) (1,322,552)
(87,807) (81,698) (68,384) (65,465) (26,632) (26,744) (18,555) (18,270)
(5,104,758) (3,156,117) (2,445,625) (2,182,466) 405,077 20,151 540,052 (79,474)
1,185,833 7,376,740 1,672,323 2,954,045 1,236,330 265,143 1,065,091 153,202
41,455,654 34,078,914 25,607,235 22,653,190 11,033,797 10,768,654 7,138,588 6,985,386
$ 42,641,487 $ 41,455,654 $ 27,279,558 $ 25,607,235 $ 12,270,127 $ 11,033,797 $ 8,203,679 $ 7,138,588

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
58
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
20.7
Responsible Balanced§
20.8
Money Market
(amounts in thousands)
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
OPERATIONS
Net investment income (loss) $ 571,001 $ 572,115 $ 432,860 $ 476,599
Net realized gain (loss) 946,119 1,567,927 575 534
Net change in unrealized appreciation
(depreciation) 1,434,008 (318,182) – –
Net increase (decrease) in net assets from
operations 2,951,128 1,821,860 433,435 477,133
FROM PARTICIPANT TRANSACTIONS
Premiums and contributions 3,487,220 2,773,977 6,009,140 3,868,337
Withdrawals and death benefits (5,756,600) (4,913,022) (5,414,360) (4,105,076)
Annuity payments (51,820) (49,788) (15,846) (14,922)
Net increase (decrease) from participant
transactions (2,321,200) (2,188,833) 578,934 (251,661)
Net increase (decrease) in net assets 629,928 (366,973) 1,012,369 225,472
Net assets at the beginning of period 21,005,031 21,372,004 9,748,572 9,523,100
Net assets at the end of period $ 21,634,959 $ 21,005,031 $ 10,760,941 $ 9,748,572
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

Financial Highlights
See Notes to Financial Statements
60
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.1
Total Global Stock
Class R4:     12/31/25 $ 17 .526 $ 1 .165 $ 16 .361 $ 182 .663 $ 199 .024 $ 920 .492 $ 1,119 .516
    12/31/24 15 .357 1 .007 14 .350 117 .895 132 .245 788 .247 920 .492
     12/31/23 14 .362 0 .845 13 .517 131 .587 145 .104 643 .143 788 .247
     12/31/22
§
3 .271 0 .203 3 .068 9 .589 12 .657 630 .486 643 .143
Class R3:     12/31/25 17 .432 2 .493 14 .939 181 .890 196 .829 917 .218 1,114 .047
     12/31/24 15 .388 2 .343 13 .045 117 .519 130 .564 786 .654 917 .218
     12/31/23 14 .470 1 .961 12 .509 131 .291 143 .800 642 .854 786 .654
     12/31/22 13 .834 1 .691 12 .143 ( 157 .619 ) ( 145 .476 ) 788 .330 642 .854
     12/31/21 11 .872 1 .688 10 .184 115 .218 125 .402 662 .928 788 .330
Class R2:     12/31/25 17 .360 2 .881 14 .479 180 .639 195 .118 911 .369 1,106 .487
     12/31/24 15 .294 2 .869 12 .425 116 .817 129 .242 782 .127 911 .369
     12/31/23 14 .392 2 .463 11 .929 130 .577 142 .506 639 .621 782 .127
     12/31/22 13 .800 2 .019 11 .781 ( 156 .913 ) ( 145 .132 ) 784 .753 639 .621
     12/31/21 11 .811 2 .055 9 .756 114 .741 124 .497 660 .256 784 .753
Class R1:     12/31/25 17 .172 3 .776 13 .396 176 .978 190 .374 894 .411 1,084 .785
     12/31/24 15 .018 4 .001 11 .017 114 .747 125 .764 768 .647 894 .411
     12/31/23 14 .159 3 .447 10 .712 128 .410 139 .122 629 .525 768 .647
     12/31/22 13 .580 3 .012 10 .568 ( 154 .604 ) ( 144 .036 ) 773 .561 629 .525
     12/31/21 11 .657 3 .132 8 .525 113 .206 121 .731 651 .830 773 .561
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
61
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
21 .62% 0 .12% 1 .63% 50% 4  $ 4,438
16 .78 0 .11 1 .63 41 3 3,213
22 .56 0 .12 1 .89 36 2 1,557
2 .01 0 .11
(e)
1 .68
(e)
41 1 566
21 .46 0 .25 1 .50 50 66 73,025
16 .60 0 .27 1 .50 41 69 63,157
22 .37 0 .28 1 .76 36 77 60,281
( 18 .45 ) 0 .25 1 .80 41 83 53,295
18 .92 0 .23 1 .38 50 87 68,462
21 .41 0 .29 1 .46 50 33 36,397
16 .53 0 .33 1 .44 41 38 34,352
22 .28 0 .35 1 .69 36 42 32,969
( 18 .49 ) 0 .30 1 .75 41 46 29,554
18 .86 0 .28 1 .33 50 52 41,153
21 .28 0 .39 1 .40 50 9 9,908
16 .36 0 .47 1 .30 41 16 14,137
22 .10 0 .50 1 .54 36 18 13,540
( 18 .62 ) 0 .45 1 .60 41 19 12,179
18 .67 0 .43 1 .17 50 21 16,519

Financial Highlights
(continued)
See Notes to Financial Statements
62
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.2
Global Equities
Class R4:     12/31/25 $ 6 .158 $ 0 .361 $ 5 .797 $ 70 .561 $ 76 .358 $ 349 .682 $ 426 .040
    12/31/24 5 .254 0 .338 4 .916 51 .539 56 .455 293 .227 349 .682
     12/31/23 5 .303 0 .296 5 .007 52 .031 57 .038 236 .189 293 .227
     12/31/22
§
1 .069 0 .070 0 .999 4 .803 5 .802 230 .387 236 .189
Class R3:     12/31/25 6 .120 0 .866 5 .254 70 .265 75 .519 348 .438 423 .957
     12/31/24 5 .343 0 .845 4 .498 51 .307 55 .805 292 .633 348 .438
     12/31/23 5 .329 0 .712 4 .617 51 .933 56 .550 236 .083 292 .633
     12/31/22 4 .990 0 .595 4 .395 ( 57 .939 ) ( 53 .544 ) 289 .627 236 .083
     12/31/21 5 .129 0 .560 4 .569 34 .624 39 .193 250 .434 289 .627
Class R2:     12/31/25 6 .088 1 .014 5 .074 69 .789 74 .863 346 .216 421 .079
     12/31/24 5 .310 1 .044 4 .266 51 .001 55 .267 290 .949 346 .216
     12/31/23 5 .303 0 .899 4 .404 51 .649 56 .053 234 .896 290 .949
     12/31/22 4 .976 0 .715 4 .261 ( 57 .679 ) ( 53 .418 ) 288 .314 234 .896
     12/31/21 5 .099 0 .697 4 .402 34 .488 38 .890 249 .424 288 .314
Class R1:     12/31/25 5 .998 1 .358 4 .640 68 .407 73 .047 339 .778 412 .825
     12/31/24 5 .209 1 .470 3 .739 50 .098 53 .837 285 .941 339 .778
     12/31/23 5 .217 1 .265 3 .952 50 .794 54 .746 231 .195 285 .941
     12/31/22 4 .897 1 .080 3 .817 ( 56 .831 ) ( 53 .014 ) 284 .209 231 .195
     12/31/21 5 .035 1 .096 3 .939 34 .023 37 .962 246 .247 284 .209
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
63
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
21 .84% 0 .09% 1 .52% 47% 4  $ 1,814
19 .27 0 .10 1 .48 35 4 1,297
24 .13 0 .11 1 .89 32 2 680
2 .52 0 .10
(e)
1 .48
(e)
36 2 400
21 .67 0 .23 1 .39 47 43 18,226
19 .08 0 .26 1 .37 35 42 14,727
23 .94 0 .27 1 .75 32 44 13,019
( 18 .49 ) 0 .24 1 .77 36 46 10,883
15 .65 0 .20 1 .67 46 50 14,427
21 .62 0 .27 1 .35 47 23 9,863
19 .01 0 .32 1 .31 35 25 8,764
23 .85 0 .34 1 .68 32 27 7,871
( 18 .53 ) 0 .29 1 .73 36 29 6,749
15 .59 0 .26 1 .61 46 32 9,290
21 .50 0 .37 1 .27 47 9 3,525
18 .84 0 .46 1 .17 35 14 4,639
23 .66 0 .49 1 .53 32 14 3,902
( 18 .65 ) 0 .44 1 .57 36 14 3,333
15 .42 0 .41 1 .46 46 16 4,495

Financial Highlights
(continued)
See Notes to Financial Statements
64
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.3
Growth
Class R4:     12/31/25 $ 2 .628 $ 0 .332 $ 2 .296 $ 87 .580 $ 89 .876 $ 529 .817 $ 619 .693
    12/31/24 2 .448 0 .333 2 .115 126 .964 129 .079 400 .738 529 .817
     12/31/23 2 .771 0 .229 2 .542 124 .305 126 .847 273 .891 400 .738
     12/31/22
§
0 .786 0 .067 0 .719 ( 12 .196 ) ( 11 .477 ) 285 .368 273 .891
Class R3:     12/31/25 2 .626 1 .074 1 .552 87 .180 88 .732 527 .934 616 .666
     12/31/24 2 .474 1 .041 1 .433 126 .573 128 .006 399 .928 527 .934
     12/31/23 2 .725 0 .764 1 .961 124 .201 126 .162 273 .766 399 .928
     12/31/22 2 .445 0 .684 1 .761 ( 132 .602 ) ( 130 .841 ) 404 .607 273 .766
     12/31/21 1 .935 0 .658 1 .277 67 .368 68 .645 335 .962 404 .607
Class R2:     12/31/25 2 .600 1 .290 1 .310 86 .603 87 .913 524 .562 612 .475
     12/31/24 2 .458 1 .329 1 .129 125 .810 126 .939 397 .623 524 .562
     12/31/23 2 .709 1 .002 1 .707 123 .530 125 .237 272 .386 397 .623
     12/31/22 2 .425 0 .836 1 .589 ( 131 .969 ) ( 130 .380 ) 402 .766 272 .386
     12/31/21 1 .929 0 .844 1 .085 67 .078 68 .163 334 .603 402 .766
Class R1:     12/31/25 2 .520 1 .794 0 .726 84 .935 85 .661 514 .794 600 .455
     12/31/24 2 .413 1 .947 0 .466 123 .558 124 .024 390 .770 514 .794
     12/31/23 2 .664 1 .477 1 .187 121 .494 122 .681 268 .089 390 .770
     12/31/22 2 .391 1 .293 1 .098 ( 130 .033 ) ( 128 .935 ) 397 .024 268 .089
     12/31/21 1 .902 1 .389 0 .513 66 .175 66 .688 330 .336 397 .024
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
(f)
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
65
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
16 .96% 0 .06% 0 .41% 35% 2  $ 1,044
32 .21 0 .07 0 .44 22 2 899
46 .31 0 .07 0 .74 33 1 265
( 4 .02 ) 0 .08
(e)
0 .89
(e)
41 0
(f)
90
16 .81 0 .19 0 .28 35 36 22,417
32 .01 0 .22 0 .30 22 37 19,590
46 .09 0 .23 0 .58 33 41 16,457
( 32 .34 ) 0 .22 0 .57 41 44 12,025
20 .43 0 .18 0 .34 67 46 18,614
16 .76 0 .23 0 .24 35 21 12,958
31 .92 0 .28 0 .24 22 24 12,687
45 .98 0 .30 0 .51 33 27 10,614
( 32 .37 ) 0 .27 0 .51 41 29 7,908
20 .37 0 .23 0 .29 67 33 13,218
16 .64 0 .34 0 .14 35 9 5,270
31 .74 0 .42 0 .10 22 14 7,411
45 .76 0 .45 0 .36 33 15 6,055
( 32 .48 ) 0 .42 0 .36 41 17 4,447
20 .19 0 .38 0 .14 67 18 7,208

Financial Highlights
(continued)
See Notes to Financial Statements
66
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.4
S&P 500 Index
Class R4:     12/31/25 $ 6 .880 $ 0 .145 $ 6 .735 $ 82 .896 $ 89 .631 $ 519 .134 $ 608 .765
    12/31/24 6 .652 0 .141 6 .511 92 .995 99 .506 419 .628 519 .134
     12/31/23 6 .312 0 .115 6 .197 80 .314 86 .511 333 .117 419 .628
     12/31/22
§
1 .690 0 .037 1 .653 ( 4 .237 ) ( 2 .584 ) 335 .701 333 .117
Class R3:     12/31/25 6 .832 0 .874 5 .958 82 .545 88 .503 517 .294 605 .797
     12/31/24 6 .419 0 .862 5 .557 92 .953 98 .510 418 .784 517 .294
     12/31/23 6 .221 0 .699 5 .522 80 .296 85 .818 332 .966 418 .784
     12/31/22 5 .558 0 .619 4 .939 ( 84 .322 ) ( 79 .383 ) 412 .349 332 .966
     12/31/21 4 .885 0 .592 4 .293 79 .534 83 .827 328 .522 412 .349
Class R2:     12/31/25 6 .755 1 .087 5 .668 82 .024 87 .692 513 .996 601 .688
     12/31/24 6 .381 1 .152 5 .229 92 .392 97 .621 416 .375 513 .996
     12/31/23 6 .187 0 .965 5 .222 79 .861 85 .083 331 .292 416 .375
     12/31/22 5 .518 0 .791 4 .727 ( 83 .915 ) ( 79 .188 ) 410 .480 331 .292
     12/31/21 4 .858 0 .779 4 .079 79 .203 83 .282 327 .198 410 .480
Class R1:     12/31/25 6 .530 1 .588 4 .942 80 .515 85 .457 504 .434 589 .891
     12/31/24 6 .267 1 .776 4 .491 90 .739 95 .230 409 .204 504 .434
     12/31/23 6 .085 1 .486 4 .599 78 .537 83 .136 326 .068 409 .204
     12/31/22 5 .440 1 .317 4 .123 ( 82 .686 ) ( 78 .563 ) 404 .631 326 .068
     12/31/21 4 .795 1 .326 3 .469 78 .134 81 .603 323 .028 404 .631
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Amount represents less than 1,000,000.
(f)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
67
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
17 .27% 0 .03% 1 .20% 14% 2  $ 1,281
23 .71 0 .03 1 .33 2 1 573
25 .97 0 .03 1 .64 2 0
(e)
139
( 0 .77 ) 0 .04
(f)
1 .71
(f)
2 0
(e)
10
17 .11 0 .16 1 .09 14 23 13,637
23 .52 0 .18 1 .17 2 22 11,540
25 .77 0 .19 1 .48 2 25 10,432
( 19 .25 ) 0 .17 1 .39 2 27 8,937
25 .52 0 .16 1 .15 4 28 11,486
17 .06 0 .20 1 .04 14 14 8,296
23 .45 0 .24 1 .11 2 16 7,996
25 .68 0 .26 1 .41 2 17 7,206
( 19 .29 ) 0 .22 1 .34 2 19 6,275
25 .45 0 .21 1 .10 4 21 8,625
16 .94 0 .30 0 .94 14 6 3,397
23 .27 0 .38 0 .97 2 10 4,879
25 .50 0 .41 1 .26 2 11 4,334
( 19 .42 ) 0 .38 1 .19 2 11 3,703
25 .26 0 .36 0 .95 4 12 4,943

Financial Highlights
(continued)
See Notes to Financial Statements
68
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.5
Core Bond
Class R4:     12/31/25 $ 6 .232 $ 0 .119 $ 6 .113 $ 4 .223 $ 10 .336 $ 135 .171 $ 145 .507
    12/31/24 5 .881 0 .120 5 .761 ( 2 .458 ) 3 .303 131 .868 135 .171
     12/31/23 5 .275 0 .113 5 .162 2 .858 8 .020 123 .848 131 .868
     12/31/22
§
1 .339 0 .034 1 .305 ( 2 .437 ) ( 1 .132 ) 124 .980 123 .848
Class R3:     12/31/25 6 .208 0 .307 5 .901 4 .203 10 .104 134 .688 144 .792
     12/31/24 5 .853 0 .328 5 .525 ( 2 .436 ) 3 .089 131 .599 134 .688
     12/31/23 5 .249 0 .313 4 .936 2 .871 7 .807 123 .792 131 .599
     12/31/22 4 .037 0 .304 3 .733 ( 22 .465 ) ( 18 .732 ) 142 .524 123 .792
     12/31/21 3 .242 0 .296 2 .946 ( 4 .720 ) ( 1 .774 ) 144 .298 142 .524
Class R2:     12/31/25 6 .167 0 .363 5 .804 4 .177 9 .981 133 .831 143 .812
     12/31/24 5 .817 0 .408 5 .409 ( 2 .422 ) 2 .987 130 .844 133 .831
     12/31/23 5 .220 0 .404 4 .816 2 .857 7 .673 123 .171 130 .844
     12/31/22 4 .005 0 .366 3 .639 ( 22 .348 ) ( 18 .709 ) 141 .880 123 .171
     12/31/21 3 .229 0 .367 2 .862 ( 4 .701 ) ( 1 .839 ) 143 .719 141 .880
Class R1:     12/31/25 6 .049 0 .496 5 .553 4 .096 9 .649 131 .343 140 .992
     12/31/24 5 .715 0 .580 5 .135 ( 2 .383 ) 2 .752 128 .591 131 .343
     12/31/23 5 .137 0 .579 4 .558 2 .804 7 .362 121 .229 128 .591
     12/31/22 3 .950 0 .557 3 .393 ( 22 .022 ) ( 18 .629 ) 139 .858 121 .229
     12/31/21 3 .185 0 .574 2 .611 ( 4 .639 ) ( 2 .028 ) 141 .886 139 .858
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
69
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
7 .65% 0 .08% 4 .34% 105% 102% 4  $ 516
2 .51 0 .09 4 .30 99 88 2 276
6 .48 0 .09 4 .09 80 78 1 148
( 0 .91 ) 0 .09
(e)
3 .68
(e)
176 105 1 69
7 .50 0 .22 4 .21 105 102 47 6,777
2 .35 0 .25 4 .15 99 88 39 5,212
6 .31 0 .25 3 .90 80 78 39 5,196
( 13 .14 ) 0 .23 2 .89 176 105 42 5,246
( 1 .23 ) 0 .21 2 .07 207 49 46 6,513
7 .46 0 .26 4 .17 105 102 24 3,493
2 .28 0 .31 4 .08 99 88 25 3,345
6 .23 0 .32 3 .83 80 78 26 3,404
( 13 .19 ) 0 .28 2 .83 176 105 28 3,496
( 1 .28 ) 0 .26 2 .02 207 49 33 4,649
7 .35 0 .36 4 .09 105 102 9 1,233
2 .14 0 .45 3 .95 99 88 15 1,956
6 .07 0 .47 3 .69 80 78 14 1,769
( 13 .32 ) 0 .44 2 .68 176 105 14 1,669
( 1 .43 ) 0 .41 1 .87 207 49 15 2,154

Financial Highlights
(continued)
See Notes to Financial Statements
70
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.6
Inflation-Linked Bond
Class R4:     12/31/25 $ 3 .857 $ 0 .034 $ 3 .823 $ 2 .422 $ 6 .245 $ 85 .138 $ 91 .383
    12/31/24 2 .898 0 .045 2 .853 0 .095 2 .948 82 .190 85 .138
     12/31/23 3 .097 0 .036 3 .061 0 .690 3 .751 78 .439 82 .190
     12/31/22
§
0 .578 0 .011 0 .567 ( 1 .691 ) ( 1 .124 ) 79 .563 78 .439
Class R3:     12/31/25 3 .800 0 .154 3 .646 2 .454 6 .100 84 .834 90 .934
     12/31/24 2 .919 0 .177 2 .742 0 .069 2 .811 82 .023 84 .834
     12/31/23 2 .949 0 .161 2 .788 0 .831 3 .619 78 .404 82 .023
     12/31/22 5 .692 0 .150 5 .542 ( 10 .852 ) ( 5 .310 ) 83 .714 78 .404
     12/31/21 4 .494 0 .139 4 .355 ( 0 .158 ) 4 .197 79 .517 83 .714
Class R2:     12/31/25 3 .768 0 .189 3 .579 2 .445 6 .024 84 .295 90 .319
     12/31/24 2 .909 0 .228 2 .681 0 .062 2 .743 81 .552 84 .295
     12/31/23 2 .928 0 .219 2 .709 0 .833 3 .542 78 .010 81 .552
     12/31/22 5 .740 0 .188 5 .552 ( 10 .877 ) ( 5 .325 ) 83 .335 78 .010
     12/31/21 4 .462 0 .181 4 .281 ( 0 .143 ) 4 .138 79 .197 83 .335
Class R1:     12/31/25 3 .696 0 .274 3 .422 2 .400 5 .822 82 .728 88 .550
     12/31/24 2 .856 0 .336 2 .520 0 .060 2 .580 80 .148 82 .728
     12/31/23 2 .890 0 .331 2 .559 0 .809 3 .368 76 .780 80 .148
     12/31/22 5 .586 0 .308 5 .278 ( 10 .647 ) ( 5 .369 ) 82 .149 76 .780
     12/31/21 4 .419 0 .300 4 .119 ( 0 .159 ) 3 .960 78 .189 82 .149
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Annualized.
(f)
Amount represents less than 1,000,000.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
71
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
7 .33% 0 .04% 4 .28% 20% 5  $ 475
3 .59 0 .05 3 .40 32 3 251
4 .78 0 .04 3 .84 27 2 131
( 1 .41 ) 0 .05
(e)
2 .51
(e)
16 0
(f)
37
7 .19 0 .17 4 .10 20 53 4,850
3 .43 0 .21 3 .28 32 41 3,504
4 .62 0 .20 3 .49 27 43 3,510
( 6 .34 ) 0 .18 6 .86 16 47 3,706
5 .28 0 .17 5 .34 24 47 3,970
7 .15 0 .22 4 .06 20 23 2,048
3 .36 0 .27 3 .22 32 22 1,863
4 .54 0 .28 3 .41 27 23 1,890
( 6 .39 ) 0 .23 6 .90 16 25 1,964
5 .22 0 .22 5 .27 24 28 2,356
7 .04 0 .32 3 .98 20 8 665
3 .22 0 .41 3 .09 32 16 1,361
4 .39 0 .42 3 .28 27 16 1,291
( 6 .53 ) 0 .39 6 .67 16 16 1,230
5 .06 0 .37 5 .14 24 16 1,303

Financial Highlights
(continued)
See Notes to Financial Statements
72
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.7
Responsible Balanced
(e)
Class R4:     12/31/25 $ 11 .623 $ 0 .299 $ 11 .324 $ 44 .972 $ 56 .296 $ 370 .757 $ 427 .053
    12/31/24 10 .533 0 .234 10 .299 20 .429 30 .728 340 .029 370 .757
     12/31/23 9 .658 0 .211 9 .447 34 .898 44 .345 295 .684 340 .029
     12/31/22
§
2 .190 0 .060 2 .130 2 .737 4 .867 290 .817 295 .684
Class R3:     12/31/25 11 .564 0 .827 10 .737 44 .793 55 .530 369 .441 424 .971
     12/31/24 10 .506 0 .785 9 .721 20 .375 30 .096 339 .345 369 .441
     12/31/23 9 .579 0 .703 8 .876 34 .917 43 .793 295 .552 339 .345
     12/31/22 7 .561 0 .639 6 .922 ( 61 .010 ) ( 54 .088 ) 349 .640 295 .552
     12/31/21 6 .601 0 .639 5 .962 33 .286 39 .248 310 .392 349 .640
Class R2:     12/31/25 11 .498 0 .982 10 .516 44 .486 55 .002 367 .088 422 .090
     12/31/24 10 .443 1 .004 9 .439 20 .255 29 .694 337 .394 367 .088
     12/31/23 9 .528 0 .927 8 .601 34 .726 43 .327 294 .067 337 .394
     12/31/22 7 .519 0 .789 6 .730 ( 60 .721 ) ( 53 .991 ) 348 .058 294 .067
     12/31/21 6 .570 0 .804 5 .766 33 .148 38 .914 309 .144 348 .058
Class R1:     12/31/25 11 .312 1 .347 9 .965 43 .589 53 .554 360 .266 413 .820
     12/31/24 10 .255 1 .475 8 .780 19 .902 28 .682 331 .584 360 .266
     12/31/23 9 .370 1 .365 8 .005 34 .148 42 .153 289 .431 331 .584
     12/31/22 7 .407 1 .242 6 .165 ( 59 .835 ) ( 53 .670 ) 343 .101 289 .431
     12/31/21 6 .484 1 .289 5 .195 32 .701 37 .896 305 .205 343 .101
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
Consolidated Financial Highlights (see Notes to Financial Statements).
(f)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
73
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Portfolio Turnover Rate
Excluding Mortgage
Dollar Rolls
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
15 .18% 0 .08% 2 .84% 90% 89% 5  $ 2,166
9 .04 0 .06 2 .84 102 100 5 1,862
15 .00 0 .07 3 .00 81 80 3 1,075
1 .67 0 .07
(f)
2 .53
(f)
88 61 1 212
15 .03 0 .21 2 .71 90 89 25 10,579
8 .87 0 .22 2 .70 102 100 26 9,546
14 .82 0 .22 2 .83 81 80 30 10,289
( 15 .47 ) 0 .21 2 .26 88 61 30 8,856
12 .64 0 .19 1 .80 118 57 27 9,541
14 .98 0 .25 2 .67 90 89 15 6,453
8 .80 0 .28 2 .64 102 100 17 6,379
14 .73 0 .30 2 .75 81 80 20 6,694
( 15 .51 ) 0 .26 2 .20 88 61 20 5,753
12 .59 0 .24 1 .74 118 57 20 6,868
14 .87 0 .35 2 .60 90 89 5 1,897
8 .65 0 .42 2 .50 102 100 8 2,731
14 .56 0 .44 2 .61 81 80 9 2,858
( 15 .64 ) 0 .41 2 .05 88 61 9 2,467
12 .42 0 .40 1 .59 118 57 8 2,841

Financial Highlights
(continued)
See Notes to Financial Statements
74
Financial Highlights
(continued)
The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
20.8
Money Market
Class R4:     12/31/25 $ 1 .298 $ 0 .008 $ 1 .290 $ 0 .009 $ 1 .299 $ 29 .927 $ 31 .226
    12/31/24 1 .500 0 .008 1 .492 0 .013 1 .505 28 .422 29 .927
     12/31/23 1 .415 0 .011 1 .404 ( 0 .015 ) 1 .389 27 .033 28 .422
     12/31/22
§
0 .277 0 .013 0 .264 ( 0 .024 ) 0 .240 26 .793 27 .033
Class R3:     12/31/25 1 .297 0 .048 1 .249 0 .004 1 .253 29 .828 31 .081
     12/31/24 1 .509 0 .054 1 .455 0 .001 1 .456 28 .372 29 .828
     12/31/23 1 .398 0 .054 1 .344 0 .000 1 .344 27 .028 28 .372
     12/31/22 0 .434 0 .096 0 .338 ( 0 .008 ) 0 .330 26 .698 27 .028
     12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .698 26 .698
Class R2:     12/31/25 1 .290 0 .061 1 .229 0 .003 1 .232 29 .637 30 .869
     12/31/24 1 .499 0 .071 1 .428 0 .001 1 .429 28 .208 29 .637
     12/31/23 1 .392 0 .074 1 .318 ( 0 .001 ) 1 .317 26 .891 28 .208
     12/31/22 0 .417 0 .137 0 .280 0 .005 0 .285 26 .606 26 .891
     12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .606 26 .606
Class R1:     12/31/25 1 .273 0 .090 1 .183 ( 0 .004 ) 1 .179 29 .137 30 .316
     12/31/24 1 .475 0 .109 1 .366 0 .001 1 .367 27 .770 29 .137
     12/31/23 1 .373 0 .172 1 .201 ( 0 .004 ) 1 .197 26 .573 27 .770
     12/31/22 0 .418 0 .189 0 .229 0 .001 0 .230 26 .343 26 .573
     12/31/21 0 .019 0 .019 0 .000 0 .000 0 .000 26 .343 26 .343
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.
(d)
Does not include annuity net assets.
(e)
The Account’s expenses includes recovery of expenses previously withheld by TIAA.
(f)
Annualized.
§
Class R4 commenced operations on September 16, 2022.

See Notes to Financial Statements
75
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b),(c)
Gross
Expenses
Expenses
Net of TIAA
Withholding
Net
Investment
Income (Loss)
Accumulation Units
Outstanding, End of
Period (in Millions)
Accumulation
Fund Net
Assets (in Millions)
(d)
4 .34% 0 .02% 0 .02% 4 .22% 11   $ 331
5 .29 0 .03 0 .03 5 .10 5 155
5 .14 0 .04 0 .04
(e)
5 .07 2 70
0 .90 0 .06
(f)
0 .16
(e) (f)
3 .43
(f)
1 40
4 .20 0 .16 0 .16 4 .10 187 5,818
5 .13 0 .18 0 .18 5 .00 160 4,782
4 .97 0 .20 0 .20 4 .86 168 4,755
1 .24 0 .20 0 .36
(e)
1 .26 163 4,407
0.00 0 .18 0 .07 0 .00 152 4,066
4 .16 0 .20 0 .20 4 .06 100 3,097
5 .07 0 .25 0 .25 4 .94 94 2,781
4 .90 0 .27 0 .27 4 .79 96 2,695
1 .07 0 .25 0 .51
(e)
1 .05 91 2,441
0.00 0 .23 0 .07 0 .00 94 2,513
4 .05 0 .30 0 .30 3 .98 46 1,386
4 .92 0 .39 0 .39 4 .80 65 1,904
4 .50 0 .42 0 .63
(e)
4 .43 68 1,884
0 .87 0 .40 0 .72
(e)
0 .87 64 1,693
0.00 0 .38 0 .07 0 .00 63 1,660

76
Notes to Financial Statements
1. General Information
Account Information: The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is an open-end management investment company registered under the Investment Company
Act of 1940, (“1940 Act”), as amended. CREF is comprised of the following (collectively the “Accounts” or individually, the “Account”):
Account Name Changes: Effective November 30, 2025, CREF Stock Account, CREF Equity Index Account and CREF Social Choice
Account changed its names as noted above to CREF Total Global Stock Account, CREF S&P 500 Index Account and CREF Responsible
Balanced Account, respectively. Therefore, all the references to the names of these Accounts in this report have been updated.
Current Fiscal Period:  The end of the reporting period for the Accounts is December 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2025 (the "current fiscal period").
Investment Adviser: TIAA-CREF Investment Management, LLC (the “Adviser”), a wholly controlled subsidiary of Teachers Insurance and
Annuity Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Accounts.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies. The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing security and participant transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing security and participant transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.
Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.
Basis for Consolidation:  Responsible Balanced is presented on a consolidated basis with the CREF Responsible Balanced
Account Taxable Offshore Limited (the “TEFRA Bond Subsidiary”). The TEFRA Bond Subsidiary is a wholly owned subsidiary of Responsible Balanced organized under the laws of the Cayman Islands. The TEFRA Bond Subsidiary commenced operations on January 3, 2025 and is intended to provide the Account with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons
(as defined for applicable U.S. federal income tax purposes). The TEFRA Bond Subsidiary is advised by the Adviser and has the same investment objective as the Account (except that the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-
company transactions and balances have been eliminated.
Select financial information related to the TEFRA Bond Subsidiary is as follows (dollar amounts are in thousands):
Account Name Short Name
CREF Total Global Stock Account Total Global Stock
CREF Global Equities Account Global Equities
CREF Growth Account Growth
CREF S&P 500 Index Account S&P 500 Index
CREF Core Bond Account Core Bond
CREF Inflation-Linked Bond Account Inflation-Linked Bond
CREF Responsible Balanced Account Responsible Balanced
CREF Money Market Account Money Market
1 1
Responsible Balanced TEFRA Bond Subsidiary (000)
Total market value of investments $49,755
Net assets 50,960

77
Compensation: The Accounts pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Foreign Currency Transactions and Translation: The books and records of the Accounts are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day.
Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Accounts invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Account may apply NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Accounts may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Accounts and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the percentage of investments in non-U.S. securities for Responsible Balanced are as follows
(dollar amounts are in thousands):
Responsible Balanced TEFRA Bond Subsidiary (000)
Net investment income (loss) 1,731
Net realized gain (loss) (72)
Net change in unrealized appreciation (depreciation) 996
% of Account's consolidated net assets 0%*
* Amount represents less than 1%.
Total Global Stock Value (000) % of Total Investments
Country:
Japan $ 7,841,550 5.8%
United Kingdom 3,809,111 2.8
China 3,722,554 2.8
Taiwan 3,515,258 2.6
Canada 3,180,442 2.4
France 2,991,248 2.2
Germany 2,768,120 2.0
India 2,373,530 1.8
Korea, Republic of 2,074,803 1.5
Other 15,381,632 11. 3
Total non-U.S. Securities $47,658,248 35.2%

Notes to Financial Statements
(continued)
78
Foreign Taxes: The Accounts may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.
Indemnifications: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Accounts' maximum exposure under these arrangements is unknown, as this would involve future claims against the Accounts that have not yet occurred. Also, under the Accounts' organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts.
However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class of shares, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class.
Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.
Netting Agreements: In the ordinary course of business, the Accounts may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Account to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Account manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Accounts is held in a segregated account by the Accounts' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Accounts' Summary Portfolio of Investments or Statement of Assets and Liabilities.
The Accounts' investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  Each Account represents a single operating segment. The officers of the Accounts act as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Account as a whole and is responsible for each Account's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Account's portfolio managers as a team. The financial information in the form of the Account's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Account's comparative benchmarks and to make resource allocation decisions for the Account's single segment, is consistent with that presented within the Account's financial statements. Segment assets are reflected on the Statement of Assets and
Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
Responsible Balanced Value (000) % of Total Investments
Country:
Japan $ 920,576 4.3%
United Kingdom 651,578 3.0
Supranational 458,287 2.1
France 410,061 1.9
Germany 393,439 1.8
Canada 387,840 1.8
Australia 308,888 1.4
Netherlands 283,405 1.3
Switzerland 277,494 1.3
Other 1,428,764 6. 7
Total non-U.S. Securities $5,520,332 25.6%

79
New Accounting Pronouncement (ASU No. 2025-11): In December 2025, the FASB issued Accounting Standard Update (“ASU”) No.
2025-11, Interim Reporting (Topic 270) Narrow Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December
15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Accounts' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Accounts' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Investments in investment companies are valued at their respective net asset value or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.

Notes to Financial Statements
(continued)
80
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Accounts’ investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Total Global Stock
Long-Term Investments
:
Common stocks $90,736,069 $43,109,052 $2,681 $133,847,802
Government bonds — 202 — 202
Investment companies 291,730 — — 291,730
Preferred stocks — — —^ —^
Rights/Warrants — — 274 274
Short-Term Investments
:
Government agency debt — 212,401 — 212,401
Repurchase agreement — 369,598 — 369,598
Treasury debt — 235,501 — 235,501
Investments purchased with collateral from securities lending:
Certificate of deposit — 62,600 — 62,600
Commercial paper — 5,000 — 5,000
Repurchase agreement — 180,000 — 180,000
Variable rate securities — 22,000 — 22,000
Investments in Derivatives
:
Futures contracts* (851) — — (851)
Total $91,026,948 $44,196,354 $2,955 $135,226,257
Global Equities
Long-Term Investments
:
Common stocks $22,342,076 $11,072,783 $205 $33,415,064
Investment companies 80,144 — — 80,144
Preferred stocks — — —^ —^
Rights/Warrants — — 39 39
Short-Term Investments
:
Government agency debt — 90,546 — 90,546
Repurchase agreement — 413,256 — 413,256
Treasury debt — 120,692 — 120,692
Investments purchased with collateral from securities lending:
Certificate of deposit — 4,650 — 4,650
Repurchase agreement — 95,000 — 95,000
Variable rate securities — 2,000 — 2,000
Investments in Derivatives
:
Futures contracts* 619 — — 619
Total $22,422,839 $11,798,927 $244 $34,222,010
Growth
Long-Term Investments
:
Common stocks $41,355,764 $858,908 $— $42,214,672
Investment companies 331,076 — — 331,076
Investments purchased with collateral from securities lending 39,289 — — 39,289
Short-Term Investments
:
Government agency debt — 5,416 — 5,416
Repurchase agreement — 42,909 — 42,909
Total $41,726,129 $907,233 $— $42,633,362

81
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
S&P 500 Index
Long-Term Investments
:
Common stocks $27,151,680 $— $10 $27,151,690
Rights/Warrants — — 2 2
Investments purchased with collateral from securities lending 19,994 — — 19,994
Short-Term Investments
:
Government agency debt — 9,938 — 9,938
Repurchase agreement — 89,645 — 89,645
Treasury debt — 38,300 — 38,300
Investments in Derivatives
:
Futures contracts* (900) — — (900)
Total $27,170,774 $137,883 $12 $27,308,669
Core Bond
Long-Term Investments
:
Bank loan obligations $— $20,133 $— $20,133
Corporate bonds — 3,144,515 — 3,144,515
Government bonds — 7,104,897 — 7,104,897
Preferred stocks 4,430 — — 4,430
Structured assets — 1,548,514 — 1,548,514
Investments purchased with collateral from securities lending 18,071 — — 18,071
Short-Term Investments
:
Government agency debt — 82,160 — 82,160
Repurchase agreement — 113,448 — 113,448
Treasury debt — 94,507 — 94,507
Investments in Derivatives
:
Futures contracts* (986) — — (986)
Forward foreign currency contracts* — 190 — 190
Total $21,515 $12,108,364 $— $12,129,879
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $17,931 $— $17,931
Corporate bonds — 178,683 — 178,683
Government bonds — 7,539,809 — 7,539,809
Investment companies 9,990 — — 9,990
Structured assets — 283,344 2,606 285,950
Investments purchased with collateral from securities lending 2,312 — — 2,312
Short-Term Investments
:
Repurchase agreement — 21,740 — 21,740
Investments in Derivatives
:
Futures contracts* (322) — — (322)
Total $11,980 $8,041,507 $2,606 $8,056,093
Responsible Balanced
Long-Term Investments
:
Bank loan obligations $— $15,583 $—^ $15,583
Common stocks 9,138,535 3,849,820 — 12,988,355
Corporate bonds — 2,692,991 22,797 2,715,788
Government bonds — 4,944,115 5,203 4,949,318
Preferred stocks 28,466 — — 28,466
Rights/Warrants — — 1 1
Structured assets — 794,512 — 794,512
Investments purchased with collateral from securities lending 70,642 — — 70,642
Short-Term Investments
:
Repurchase agreement — 38,035 — 38,035
Investments in Derivatives
:
Forward foreign currency contracts* — (82) — (82)
Total $9,237,643 $12,334,974 $28,001 $21,600,618
Money Market
Short-Term Investments:
Government agency debt $ — $ 1,642,127 $ — $ 1,642,127
Repurchase agreement — 4,247,247 — 4,247,247
Treasury debt — 2,894,616 — 2,894,616
Variable rate securities — 2,287,225 — 2,287,225
Total $— $11,071,215 $— $11,071,215

Notes to Financial Statements
(continued)
82
4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Account’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Accounts that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements (dollar amounts are in thousands).
Securities Lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An
Account receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Account, which is recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Accounts’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Accounts, and the Accounts do not have the ability to sell or re-hypothecate those securities.
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).
Account Counterparty
Short-term Investments,
at Value (000)
Collateral Pledged
(From) Counterparty
(000)
Total Global Stock Bank of Nova Scotia $10,000 $(10,202)
Calyon 20,000 (20,400)
Deutsche Bank 20,000 (20,400)
Fixed Income Clearing Corporation 369,598 (376,990)
HSBC 5,000 (5,100)
JP Morgan Securities LLC 35,000 (35,700)
Merrill Lynch 40,000 (40,800)
Nomura 25,000 (25,514)
Royal Bank of Scotland 25,000 (25,500)
Total $549,598 $(560,606)
Global Equities Bank of Nova Scotia $15,000 $(15,303)
Calyon 15,000 (15,300)
Fixed Income Clearing Corporation 413,256 (421,521)
HSBC 15,000 (15,300)
JP Morgan Securities LLC 15,000 (15,300)
Merrill Lynch 15,000 (15,300)
Nomura 10,000 (10,207)
Royal Bank of Scotland 10,000 (10,200)
Total $508,256 $(518,431)
Growth Fixed Income Clearing Corporation $42,909 $(43,767)
S&P 500 Index Fixed Income Clearing Corporation $89,645 $(91,438)
Core Bond Fixed Income Clearing Corporation $113,448 $(115,717)
Inflation-Linked Bond Fixed Income Clearing Corporation $21,740 $(22,175)
Responsible Balanced Fixed Income Clearing Corporation $38,035 $(38,796)
Money Market Fixed Income Clearing Corporation $4,247,247 $(4,332,192)

83
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account.
The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Treasury Inflation-Protected Securities: The Accounts may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of Operations.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):
The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Account has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Account (other than Money Market) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Accounts are subject to equity price and interest-rate risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
Aggregate value of securities on loan
Account
Equity
Securities (000)
Fixed Income
Securities (000)
Cash Collateral
Received (000)*
Non-Cash Collateral
Received (000)**
Total Collateral
Received (000)
20.1
Total Global Stock $ 889,347 $ — $ 290,301 $ 647,921 $ 938,222
20.2
Global Equities 180,580 — 104,412 84,059 188,471
20.3
Growth 37,082 — 39,289 — 39,289
20.4
S&P 500 Index 19,369 — 19,994 141 20,135
20.5
Core Bond — 42,102 18,071 25,282 43,353
20.6
Inflation-Linked Bond — 2,205 2,312 — 2,312
20.7
Responsible Balanced 50,061 42,179 70,642 25,670 96,312
* May include cash and investment of cash collateral.
** As of the end of the current fiscal period, the non-cash collateral received was comprised of U.S. Treasury securities.
Account
Non-U.S.
Government
Purchases (000)
U.S.
Government
Purchases (000)
Non-U.S.
Government
Sales (000)
U.S.
Government
Sales (000)
20.1
Total Global Stock $ 63,584,700 $ — $ 77,159,263 $ —
20.2
Global Equities 14,605,731 — 16,689,180 —
20.3
Growth 14,243,200 — 19,290,944 —
20.4
S&P 500 Index 3,668,033 — 5,838,896 —
20.5
Core Bond 1,558,095 11,547,196 1,809,621 10,033,169
20.6
Inflation-Linked Bond 136,557 1,901,705 151,552 1,356,668
20.7
Responsible Balanced 4,906,397 13,984,833 6,222,155 14,088,290

Notes to Financial Statements
(continued)
84
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of
Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Forward Foreign Currency Contracts: Certain Accounts may use forward foreign currency contracts (“forward contracts”) to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter ("OTC") markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Accounts realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period (dollar amounts are in thousands):
Account
Average Notional Amount of Futures Contracts Outstanding
(000)*
20.1
Total Global Stock $ 420,119
20.2
Global Equities 224,432
20.4
S&P 500 Index 117,356
20.5
Core Bond 798,080
20.6
Inflation-Linked Bond 362,547
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account
Average Notional Amount of Forward Contracts Outstanding
(000)*
20.5
Core Bond $ 243,419
20.7
Responsible Balanced 18,816
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

85
Credit Default Swap Contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. The Accounts (other than the Money Market Account) invest in credit default swaps to hedge or manage the risks associated with assets held in the Accounts and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When an Account has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Account will either (i) receive (deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, an Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Summary Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the
Statement of Assets and Liabilities. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Account could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
Account Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency Contracts
(000)*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency Contracts
(000)*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts (000)
Collateral
Pledged
to (from)
Counterparty
(000)
Net
Exposure (000)
Core Bond Australia and New Zealand Banking Group
Limited $ 41 $ (106) $ (65) $ — $ (65)
Bank of America, N.A. — (30) (30) — (30)
Barclays Bank PLC — (17) (17) — (17)
Citibank N.A. — (596) (596) — (596)
Goldman Sachs — (34) (34) — (34)
Morgan Stanley Capital Services 1,274 (250) 1,024 — 1,024
Standard Chartered Bank 25 (25) — — —
Toronto Dominion Bank 41 (133) (92) — (92)
Total $1,381 $(1,191) $190 $— $190
Responsible Balanced Citibank N.A. — (45) (45) — (45)
Morgan Stanley Capital Services — (37) (37) — (37)
Total $— $(82) $(82) $— $(82)
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Account’s Summary Portfolio of Investments.
Account
Average Notional Amount of Swap Contracts Outstanding
(000)*
20.5
Core Bond $ 185,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(continued)
86
As of the end of the current fiscal period, the following Accounts have invested in derivative contracts which are reflected in the
Statement of Assets and Liabilities as follows (dollar amounts are in thousands):
During the current fiscal period, the effect of derivative contracts on the Accounts' Statement of Operations was as follows (dollar amounts are in thousands):
Market and Counterparty Credit Risk: In the normal course of business each Account may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Account to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Account's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value (000) Location Value (000)
Total Global Stock
Futures contracts Equity Unrealized depreciation
on futures contracts
*
$ 20 2 Unrealized depreciation
on futures contracts
*
$ (1,053)
1 1 1 1 1 1 1 1
Global Equities
Futures contracts Equity Unrealized appreciation
on futures contracts
*
619 - –
1 1 1 1 1 1 1 1
S&P 500 Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(900)
1 1 1 1 1 1 1 1
Core Bond
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(986)
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
1,381 Unrealized depreciation
on forward contracts
(1,191)
1 1 1 1 1 1 1 1
Inflation-Linked Bond
Futures contracts Interest rate - – Unrealized depreciation
on futures contracts
*
(322)
1 1 1 1 1 1 1 1
Responsible Balanced
Forward foreign currency contracts Foreign currency
exchange rate
- – Unrealized depreciation
on forward contracts
(82)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Summary Portfolio of Investments. The
Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss) (000)
Change in Unrealized
Appreciation
(Depreciation) (000)
20.1
Total Global Stock
Futures contracts Equity $ 30,010 $ 13,762
20.2
Global Equities
Futures contracts Equity 33,214 3,930
20.4
S&P 500 Index
Futures contracts Equity 9,898 (43)
20.5
Core Bond
Futures contracts Interest rate 12,183 5,581
Forward foreign currency contracts Foreign currency exchange rate (7,075) (10,751)
Swap contracts Credit (9,128) 1,663
20.6
Inflation-Linked Bond
Futures contracts Interest rate 4,083 2,804
20.7
Responsible Balanced
Forward foreign currency contracts Foreign currency exchange rate (984) (694)

87
Each Account helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties.
Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Account with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Account has an unrealized loss, the Accounts have instructed the custodian to pledge assets of the Accounts as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Account Units
Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):
Year Ended
12/31/25
Year Ended
12/31/24
20.1
Total Global Stock Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 1,598 $ 1,604,524 2,241 $ 1,958,807
Class R3 7,166 7,430,315 2,435 2,326,788
Class R2 1,162 1,141,566 1,259 1,085,402
Class R1 395 373,685 547 469,872
Total premiums and contributions 10,321 10,550,090 6,482 5,840,869
Withdrawals and death benefits:
Class R4 (1,124) (1,146,967) (727) (637,106)
Class R3 (10,474) (10,494,469) (10,207) (8,936,371)
Class R2 (5,961) (5,906,521) (5,719) (4,961,584)
Class R1 (7,068) (6,923,013) (2,356) (2,003,959)
Total withdrawals and death benefits (24,627) (24,470,970) (19,009) (16,539,020)
Annuity payments: – (1,397,530) – (1,408,581)
Net increase (decrease) from participant transactions (14,306) $ (15,318,410) (12,527) $ (12,106,732)
Year Ended
12/31/25
Year Ended
12/31/24
20.2
Global Equities Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 1,760 $ 666,314 2,186 $ 736,101
Class R3 8,179 3,160,351 4,534 1,516,807
Class R2 2,153 798,958 2,050 664,369
Class R1 987 353,625 1,947 621,728
Total premiums and contributions 13,079 4,979,248 10,717 3,539,005
Withdrawals and death benefits:
Class R4 (1,211) (463,863) (796) (261,513)
Class R3 (7,455) (2,835,764) (6,756) (2,239,595)
Class R2 (4,042) (1,517,489) (3,788) (1,237,934)
Class R1 (6,101) (2,259,144) (1,939) (621,104)
Total withdrawals and death benefits (18,809) (7,076,260) (13,279) (4,360,146)
Annuity payments: – (59,733) – (55,751)
Net increase (decrease) from participant transactions (5,730) $ (2,156,745) (2,562) $ (876,892)

Notes to Financial Statements
(continued)
88
Year Ended
12/31/25
Year Ended
12/31/24
20.3
Growth Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 688 $ 379,886 1,463 $ 702,958
Class R3 5,711 3,333,494 2,091 1,040,708
Class R2 998 547,020 1,113 517,451
Class R1 564 295,870 1,137 523,102
Total premiums and contributions 7,961 4,556,270 5,804 2,784,219
Withdrawals and death benefits:
Class R4 (700) (384,261) (428) (201,983)
Class R3 (6,466) (3,571,155) (6,135) (2,920,611)
Class R2 (4,027) (2,205,465) (3,620) (1,705,881)
Class R1 (6,182) (3,412,340) (2,236) (1,030,163)
Total withdrawals and death benefits (17,375) (9,573,221) (12,419) (5,858,638)
Annuity payments: – (87,807) – (81,698)
Net increase (decrease) from participant transactions (9,414) $ (5,104,758) (6,615) $ (3,156,117)
Year Ended
12/31/25
Year Ended
12/31/24
20.4
S&P 500 Index Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 1,334 $ 720,724 1,069 $ 507,260
Class R3 4,047 2,275,467 831 418,840
Class R2 873 468,185 707 333,554
Class R1 496 257,243 568 264,968
Total premiums and contributions 6,750 3,721,619 3,175 1,524,622
Withdrawals and death benefits:
Class R4 (333) (187,618) (298) (141,559)
Class R3 (3,844) (2,113,285) (3,433) (1,647,092)
Class R2 (2,642) (1,430,405) (2,457) (1,162,669)
Class R1 (4,408) (2,367,552) (1,488) (690,303)
Total withdrawals and death benefits (11,227) (6,098,860) (7,676) (3,641,623)
Annuity payments: – (68,384) – (65,465)
Net increase (decrease) from participant transactions (4,477) $ (2,445,625) (4,501) $ (2,182,466)
Year Ended
12/31/25
Year Ended
12/31/24
20.5
Core Bond Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 2,330 $ 329,056 1,492 $ 202,202
Class R3 16,181 2,291,663 5,980 816,152
Class R2 4,012 559,013 3,444 456,760
Class R1 2,900 391,815 3,506 457,118
Total premiums and contributions 25,423 3,571,547 14,422 1,932,232
Withdrawals and death benefits:
Class R4 (823) (115,787) (577) (76,630)
Class R3 (8,074) (1,135,088) (6,762) (907,795)
Class R2 (4,719) (655,924) (4,464) (591,707)
Class R1 (9,052) (1,233,039) (2,371) (309,205)
Total withdrawals and death benefits (22,668) (3,139,838) (14,174) (1,885,337)
Annuity payments: – (26,632) – (26,744)
Net increase (decrease) from participant transactions 2,755 $ 405,077 248 $ 20,151

89
7. Income Tax Information
CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
Year Ended
12/31/25
Year Ended
12/31/24
20.6
Inflation-Linked Bond Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 3,334 $ 297,672 2,120 $ 179,377
Class R3 21,499 1,927,927 6,405 547,143
Class R2 5,071 446,956 3,215 267,463
Class R1 3,646 312,285 3,272 267,365
Total premiums and contributions 33,550 2,984,840 15,012 1,261,348
Withdrawals and death benefits:
Class R4 (1,083) (96,917) (768) (63,973)
Class R3 (9,461) (841,943) (7,895) (662,792)
Class R2 (4,501) (396,556) (4,293) (357,091)
Class R1 (12,585) (1,090,817) (2,922) (238,696)
Total withdrawals and death benefits (27,630) (2,426,233) (15,878) (1,322,552)
Annuity payments: – (18,555) – (18,270)
Net increase (decrease) from participant transactions 5,920 $ 540,052 (866) $ (79,474)
Year Ended
12/31/25
Year Ended
12/31/24
20.7
Responsible Balanced Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 2,051 $ 818,237 3,080 $ 1,120,640
Class R3 4,540 1,853,049 2,434 920,267
Class R2 1,447 569,452 1,486 532,536
Class R1 642 246,482 567 200,534
Total premiums and contributions 8,680 3,487,220 7,567 2,773,977
Withdrawals and death benefits:
Class R4 (2,000) (796,678) (1,220) (441,268)
Class R3 (5,486) (2,164,268) (6,915) (2,495,018)
Class R2 (3,536) (1,382,066) (3,949) (1,411,659)
Class R1 (3,639) (1,413,588) (1,607) (565,077)
Total withdrawals and death benefits (14,661) (5,756,600) (13,691) (4,913,022)
Annuity payments: – (51,820) – (49,788)
Net increase (decrease) from participant transactions (5,981) $ (2,321,200) (6,124) $ (2,188,833)
Year Ended
12/31/25
Year Ended
12/31/24
20.8
Money Market Units (000) Value (000) Units (000) Value (000)
Premiums and contributions:
Class R4 17,091 $ 522,149 9,261 $ 271,267
Class R3 111,601 3,417,607 61,588 1,813,008
Class R2 45,185 1,363,442 34,279 991,428
Class R1 23,876 705,942 27,872 792,634
Total premiums and contributions 197,753 6,009,140 133,000 3,868,337
Withdrawals and death benefits:
Class R4 (11,662) (357,185) (6,522) (191,416)
Class R3 (84,718) (2,593,913) (68,874) (2,007,731)
Class R2 (38,675) (1,170,445) (35,990) (1,041,629)
Class R1 (43,497) (1,292,817) (30,378) (864,300)
Total withdrawals and death benefits (178,552) (5,414,360) (141,764) (4,105,076)
Annuity payments: – (15,846) – (14,922)
Net increase (decrease) from participant transactions 19,201 $ 578,934 (8,764) $ (251,661)

Notes to Financial Statements
(continued)
90
CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’ tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Accounts’ financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
8. Management Fees and Other Transactions with Affiliates
Management Fees: Investment advisory services for the Accounts are provided by the Adviser in accordance with an Investment
Management Services Agreement. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.
The TEFRA Bond Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the
Adviser provides the same management services to the TEFRA Bond Subsidiary as it does to Responsible Balanced. The Adviser is not compensated directly by the TEFRA Bond Subsidiary for their services, rather the Account reimburses the Adviser, on an at-cost basis, for its investment management expenses, including any expenses. The TEFRA Bond Subsidiary has also entered into separate contracts for the provision of custody and certain other services with the same service providers as those engaged by the Account.
Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF.
Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan.
Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.
TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.
The services provided by the Adviser, Services, and TIAA are provided to CREF at cost, and CREF also reimburses the Adviser,
Services, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.
As of the end of the current fiscal period, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:
Account Tax Cost (000)
Gross Unrealized
Appreciation (000)
Gross Unrealized
(Depreciation) (000)
Net Unrealized
Appreciation
(Depreciation) (000)
Total Global Stock $ 104,391,177 $ 34,311,063 $ (3,475,983) $ 30,835,080
Global Equities 24,901,869 9,909,897 (589,758) 9,320,139
Growth 23,258,789 19,953,651 (579,078) 19,374,573
S&P 500 Index 8,468,012 18,979,750 (139,094) 18,840,656
Core Bond 12,566,173 142,667 (578,962) (436,295)
Inflation-Linked Bond 8,155,379 49,940 (149,227) (99,287)
Responsible Balanced 18,230,542 4,007,313 (637,237) 3,370,076
Money Market 11,071,215 — — —

91
Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statement of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statement of Operations.
Other Transactions with Affiliates: The Accounts are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross trade of securities by the Account from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the
Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):
Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Account, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):
Investment
Management
Fee Administrative Fee Distribution Fee
Account All Classes Class R4 Class R3 Class R2 Class R1 Class R4 Class R3 Class R2 Class R1
20.1
Total Global Stock 0.101% 0.010% 0.126% 0.163% 0.249% 0.001% 0.018% 0.023% 0.037%
20.2
Global Equities 0.079 0.010 0.126 0.163 0.250 0.001 0.018 0.023 0.037
20.3
Growth 0.044 0.010 0.126 0.163 0.250 0.000 0.018 0.023 0.037
20.4
S&P 500 Index 0.010 0.010 0.126 0.163 0.249 0.001 0.018 0.023 0.037
20.5
Core Bond 0.070 0.010 0.127 0.163 0.250 0.001 0.018 0.023 0.038
20.6
Inflation-Linked Bond 0.024 0.010 0.127 0.163 0.249 0.001 0.018 0.023 0.038
20.7
Responsible Balanced 0.059 0.010 0.126 0.162 0.249 0.000 0.018 0.023 0.037
20.8
Money Market 0.009 0.010 0.127 0.163 0.251 0.001 0.018 0.023 0.038
Account Purchases (000) Sales (000)
Realized Gain (Loss)
(000)
Total Global Stock $ 1,399,954 $ 996,131 $ 392,590
Global Equities 102,467 930,338 393,381
Growth 126,009 282,438 100,841
S&P 500 Index 39,196 614,370 532,587
Responsible Balanced 381,185 103,314 33,273
Issue
Value at
12/31/24
(000)
Purchases
Cost (000)
Sales
Proceeds
(000)
Realized
Gain (Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value at
12/31/25
(000)
Shares at
12/31/25
Dividend
Income (000)
Total Global Stock
Common Stocks
Consumer Services
Arcos Dorados Holdings, Inc $64,155 $– $63,963 $3,308 $(3,500) $–* –* $–
Consumer Staples Distribution & Retail
Cia Brasileira de Distribuicao(a)   12,409   –   19,077   188   6,480   –* –*  –
Guardian Pharmacy Services, Inc(a)   9,481   423   951   470   4,123   13,546* 450,186*  –
Media & Entertainment
HUYA, Inc (ADR)   13,129   114   14,075   (32,455)   33,287   –* –*  –
Infinity Natural Resources, Inc(a)   –‡   27,021   23,343   (1,657)   321   2,342* 159,010*  –
Software & Services
Kaonavi, Inc   8,019   –   16,938   4,458   4,461   –* –*  –
Locaweb Servicos de Internet S.A.(b)   17,082   –   22,642   (15,143)   20,703   –* –*  –
Total $124,275 $27,558 $160,989 $(40,831)  $65,875 $15,888 609,196 $–

Notes to Financial Statements
(continued)
92
9. Borrowing Arrangements
Line of Credit: The Accounts (other than Money Market) participate in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 10, 2025 expiring on June 9, 2026, replacing the previous facility, which expired June 2025. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts. During the current fiscal period, the Accounts did not utilize this facility.
Issue
Value at
12/31/24
(000)
Purchases
Cost (000)
Sales
Proceeds
(000)
Realized
Gain (Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)
(000)
Value at
12/31/25
(000)
Shares at
12/31/25
Dividend
Income (000)
Global Equities
Common Stocks
Australia
Tamboran Resources Corp(a) $4,865‡ $19,133 $23,646 $(993) $668 $27* 984* $–
Tamboran Resources Ltd   15,060   –   19,182   6   4,116   –* –*  –
Total $19,925 $19,133 $42,828 $(987)  $4,784 $27 984 $–
Issue
Value at
12/31/24
(000)
Purchases
Cost (000)
Sales
Proceeds
(000)
Realized
Gain (Loss)
(000)
Change in
Unrealized
Appreciation
(Depreciation)(000)
Value at
12/31/25
(000)
Shares at
12/31/25
Dividend
Income (000)
Growth Account
Common Stocks
Financial Services
Rocket Cos, Inc   $56,038‡   $285,567   $7,771   $(3,316)   $85,567   $416,085* 21,491,973*  $4,057
Total $56,038 $285,567 $7,771 $(3,316)  $85,567 $416,085 21,491,973 $4,057
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
‡
At December 31, 2024, the issuer was not an affiliated company of the Account.
*
At December 31, 2025, the issuer was not an affiliated company of the Account.

Additional Account Information
©2026 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
93
(Unaudited)
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The CREF Accounts also file complete portfolio listings with the SEC, and are available to the public.
You can obtain a complete list of the CREF Accounts’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the CREF Accounts’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of December 31 or June 30; Form N-PORT or Form N-MFP filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-
2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June
30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Account management
The CREF Accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.
CREF Rules of the Fund
From time to time, CREF updates its Rules of the Fund with the New York State Department of Financial Services. Current copies of the updated Rules of the Fund can be found on the TIAA.org website at the following location: https://www.tiaa.org/public/about-tiaa/
corporate-governance-leadership/document-library.
You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services LLC.
TIAA-CREF Individual & Institutional Services, LLC, member
FINRA, distributes securities products. CREF variable annuities are issued by College Retirement Equities Fund, New York, NY.
Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

January 1, 2026
Trustees and Officers
94
(Unaudited)
Trustees
Name, Address and
Year of Birth
Position(s)
Held with CREF
Term of Office and
Length of Time
Served
Principal Occupation(s) During Past 5 Years and
Other Relevant Experience and Qualifications
Number of
Portfolios in
Fund Complex
Overseen by
Trustee
Other Directorship(s) and Positions Held
by Trustee
Forrest Berkley
730 Third Avenue
New York, NY 10017
1954
Trustee Four-year term.
Trustee since 2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly,
Grantham, Mayo, Van Otterloo & Co.) (investment
management); and member of asset allocation
portfolio management team, GMO (2003–2005).
9 Investment Committee Member, Maine
Community Foundation.
Joseph A. Carrier
730 Third Avenue
New York, NY 10017
1960
Trustee Four-year term.
Trustee since 2023.
Senior Vice President, Enterprise Risk Management,
Franklin Resources, Inc. (2020–2022). Senior
Managing Director, Chief Risk Officer and Chief Audit
Executive, Legg Mason, Inc. (2008–2020).
9 Director, Franklin Templeton Irish
Funds; Director, CAIS Sports, Media &
Entertainment Fund; Board and Executive
Committee Member, Cal Ripken, Sr.
Foundation; Director, University of Maryland
Medical Center; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
730 Third Avenue
New York, NY 10017
1962
Trustee Four-year term.
Trustee since 2018.
Executive Editor, Journal of Finance: Insights and
Perspectives (since 2025). Distinguished Senior
Fellow, MIT Sloan and Golub Center for Finance
and Policy (2023–2024). James R. and Helen D.
Russell Professor of Finance at the Kellogg School of
Management, Northwestern University (2002–2011
and since 2013), Senior Associate Dean for Strategy
and Academics (2020-2023) and Chair of the
Finance Department (2005–2007). President-Elect
(since 2026) and Vice President (2020–2021),
American Economic Association. Assistant Secretary
for Economic Policy, United States Department of the
Treasury (2011–2013).
9 Director, Avant, LLC; Executive Committee
Member, American Finance Association.
Nancy A. Eckl
730 Third Avenue
New York, NY 10017
1962
Trustee Four-year term.
Trustee since 2007.
Vice President (1990–2006), American Beacon
Advisors, Inc., and of certain funds advised by
American Beacon Advisors, Inc.
9 Independent Director/Trustee and Audit
Committee Chair, The Lazard Funds, Inc.,
Lazard Retirement Series, Inc., Lazard
Global Total Return and Income Fund, Inc.,
and Lazard Active ETF Trust.
Howell E. Jackson
730 Third Avenue
New York, NY 10017
1954
Trustee Four-year term.
Trustee since 2005.
James S. Reid, Jr. Professor of Law (since 2004),
Senior Adviser to President and Provost (2010–
2012), Acting Dean (2009), Vice Dean for Budget
(2003–2006) and on the faculty (since 1989) of
Harvard Law School. Special Adviser, White House
Council of Economic Advisers (2023–2024).
9
Nicole Thorne Jenkins
730 Third Avenue
New York, NY 10017
1970
Trustee Four-year term.
Trustee since 2023.
Professor of Accountancy (2020–present), John
A. Griffin Dean (2020–2025), McIntire School of
Commerce at the University of Virginia. Vice Dean
(2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
9 Trustee and Chair of the Investment, Audit
& Finance Committee, Strada Education
Foundation; Treasurer and Director, The
Montpelier Foundation: Advisory Board
Member, University of Iowa Tippie College
of Business.
James M. Poterba
730 Third Avenue
New York, NY 10017
1958
Chair of the
Board and
Trustee
Four-year term.
Trustee since 2006.
Chair for term
ending December
31, 2027. Chair
since January 1,
2024.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National
Bureau of Economic Research. Mitsui Professor of
Economics, Massachusetts Institute of Technology
(“MIT”) (since 1996); Affiliated Faculty Member of the
Finance Group, Alfred P. Sloan School of Management
(since 2014); Head (2006–2008) and Associate
Head (1994–2000 and 2001–2006), Economics
Department of MIT.
9 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.

95
Officers
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, Address and
Year of Birth
Position(s)
Held with
CREF
Term of Office
and Length of
Time Served Principal Occupation(s) During Past 5 Years
Richard S. Biegen
730 Third Avenue
New York, NY 10017
1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of College Retirement Equities Fund (“CREF”) and TIAA
Separate Account VA-1. Formerly, Chief Compliance Officer of TIAA-CREF Funds and TIAA-CREF Life Funds.
Marc Cardella
730 Third Avenue
New York, NY 10017
1984
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2024.
Senior Managing Director, Head, Public Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting
Officer and Treasurer of CREF and TIAA Separate Account VA-1.  Formerly, Managing Director and Deputy Head of
Fund Administration, Nuveen.
Derek B. Dorn
730 Third Avenue
New York, NY 10017
1976
Senior Managing
Director, General
Counsel and
Corporate
Secretary
One-year term.
Senior Managing
Director, General
Counsel and
Corporate
Secretary since
2020.
Senior Managing Director, General Counsel, Governance and Operations, and Corporate Secretary, TIAA, CREF and
TIAA Separate Account VA-1. Formerly, Senior Managing Director and Corporate Secretary of the TIAA-CREF Funds
and TIAA-CREF Life Funds, Managing Director, Special Assistant to the CEO and Managing Director, Regulatory
Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of
Law at Georgetown University Law Center.
Deirdre Hykal
730 Third Avenue
New York, NY 10017
1976
Executive Vice
President,
General Counsel,
and Assistant
Secretary
One-year
term.  Executive
Vice President,
General Counsel,
and Assistant
Secretary since
2025.
Executive Vice President and General Counsel, Product & Distribution, TIAA. Formerly, General Counsel, TIAA
Financial Solutions, and Head of Litigation, TIAA. Prior to joining TIAA, Ms. Hykal served as a partner at Willkie Farr
& Gallagher LLP.
Colbert Narcisse
730 Third Avenue
New York, NY 10017
1965
President and
Chief
Executive Officer
One-year term.
President and
Chief Executive
Officer since
2022.
Senior Executive Vice President, Chief Product Officer, Head of Insurance Solutions & New Markets of TIAA.
President and Chief Executive Officer of CREF and TIAA Separate Account VA-1. Formerly, Executive Vice President of
TIAA-CREF Funds and TIAA-CREF Life Funds. Executive Vice President and Head of Advisory and Corporate Solutions,
TIAA. Prior to joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management
and Head of Traditional and Alternative Investment Products at Morgan Stanley.

Additional Information About Index Providers
96
(Unaudited)
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2026.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Morningstar Index
©2026 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

5092517
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A10922 (2/26)

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the Registrant’s code of ethics is available without charge by calling 800-842-2252.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the Registrant’s Board of Trustees (“Board”) had determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit and Compliance Committee. Joseph A. Carrier is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

College Retirement Equities Fund

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
December 31, 2025	$817,890	$38,000	$53,931	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

December 31, 2024	$813,990	$140,000	$152,812	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Teachers Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
December 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

December 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
December 31, 2025	$53,931	$0	$11,542,000	$11,595,931
December 31, 2024	$152,812	$0	$293,312	$446,124

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this Registrant.

Item 6.	Investments.

Report of Independent Registered Public Accounting Firm
1
To the Board of Trustees of College Retirement Equities Fund and Participants of CREF Total Global Stock Account, CREF Global
Equities Account, CREF Growth Account, CREF S&P 500 Index Account, CREF Core Bond Account, CREF Inflation-Linked Bond
Account, CREF Responsible Balanced Account and CREF Money Market Account
Opinions on the Financial Statements
We have audited (i) the accompanying statements of assets and liabilities, including the summary portfolios of investments, of CREF
Total Global Stock Account, CREF Global Equities Account, CREF Growth Account, CREF S&P 500 Index Account, CREF Core Bond
Account, CREF Inflation-Linked Bond Account and CREF Money Market Account as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the portfolios of investments (included in Item 6 of this Form N-CSR) as of December 31, 2025 and (ii) the accompanying consolidated statement of assets and liabilities, including the summary portfolio of investments, of CREF
Responsible Balanced Account and its subsidiaries as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the consolidated financial highlights for each of the periods indicated
therein (included in Item 1 of this Form N-CSR) and the portfolio of investments (included in Item 6 of this Form N-CSR) as of
December 31, 2025 (constituting College Retirement Equities Fund, hereafter collectively referred to as the “Accounts”) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the
Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Accounts in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 27, 2026
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Portfolio of Investments December 31, 2025
Total Global Stock

SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 1.7%
343,270 (a) Adient plc $ 6,580
28,500 (a) Aisan Industry Co Ltd 408
737,700 (a),(b) American Axle & Manufacturing Holdings, Inc 4,729
109,284 Amotiv Ltd 652
87,400 Anhui Jianghuai Automobile Group Corp Ltd 620
245,601 Apollo Tyres Ltd 1,367
91,351 (a) Aptiv plc 6,951
60,768 (b) ARB Corp Ltd 1,270
59,946 Asahi India Glass Ltd 678
11,826 ASK Automotive Ltd 63
154,802 (a),(b),(c) Aston Martin Lagonda Global Holdings plc 132
38,873 (a) Aumovio SE 1,962
2,392 (b) Autoneum Holding AG. 505
227,000 (a) BAIC BluePark New Energy Technology Co Ltd 261
1,474,000 (c) BAIC Motor Corp Ltd 366
42,971 Bajaj Auto Ltd 4,470
54,235 Balkrishna Industries Ltd 1,402
41,237 Banco Products India Ltd 317
167,227 Bayerische Motoren Werke AG. 18,133
34,008 Bayerische Motoren Werke AG. (Preference) 3,624
165,966 Belrise Industries Ltd 343
160,195 Bharat Forge Ltd 2,624
215,759 BorgWarner, Inc 9,722
4,808 Bosch Ltd 1,929
118,981 Brembo NV 1,307
2,396,000 Brilliance China Automotive Holdings Ltd 1,247
1,736,809 BYD Co Ltd 24,286
4,537,885 BYD Co Ltd (H shares) 55,456
16,678 Ceat Ltd 707
15,439 Changzhou Xingyu Automotive Lighting Systems Co Ltd 273
1,170,885 Cheng Shin Rubber Industry Co Ltd 1,099
146,000 China Motor Corp 272
329,608 Chongqing Changan Automobile Co Ltd 560
201,100 (a) Chongqing Qianli Technology Co Ltd 306
183,575 CIE Automotive India Ltd 868
32,030 (a) CIE Automotive S.A. 1,117
407,521 Cie Generale des Etablissements Michelin S.C.A 13,508
38,869 Cie Plastic Omnium SA 726
374,863 (a) Cofide S.p.A. 310
64,745 Continental AG. 5,138
24,840 (a) Cooper-Standard Holdings, Inc 816
427,070 Daimler AG. (Registered) 29,605
67,000 Depo Auto Parts Ind Co Ltd 297
21,472 DN Automotive Corp 365
240,312 (b),(c) Dometic Group AB 1,212
1,438,000 Dongfeng Motor Group Co Ltd 1,633
1,061,582 Dowlais Group plc 1,200
99,900 (b) Dr ING hc F Porsche AG. 5,321
2,122 (a) Dynamatic Technologies Ltd 221
9,600 (a) Eagle Industry Co Ltd 175
940 EGE Endustri VE Ticaret AS. 177
87,126 Eicher Motors Ltd 7,092
26,260 (c) Endurance Technologies Ltd 758
189,682 (a) Exedy Corp 6,803
320,675 Exide Industries Ltd 1,294
119,586 Faurecia 1,898
26,400 (a) FCC Co Ltd 628
161,463 Ferrari NV 60,002

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
2,656,188 Ford Motor Co $ 34,849
462,601 Ford Otomotiv Sanayi AS 997
61,400 Fras-Le S.A. 270
88,063 Fuyao Glass Industry Group Co Ltd - A 816
377,762 (c) Fuyao Glass Industry Group Co Ltd - H 3,265
51,518 Gabriel India Ltd 579
1,098,860 Garrett Motion, Inc 19,153
3,795,302 Geely Automobile Holdings Ltd 8,778
817,288 General Motors Co 66,462
92,321 Gentex Corp 2,148
63,320 (a) Gentherm, Inc 2,303
108,502 (a),(c) Gestamp Automocion S.A. 386
1,079,330 (a) Goodyear Tire & Rubber Co 9,455
143,959 Great Wall Motor Co Ltd 466
1,485,246 Great Wall Motor Co Ltd 2,920
59,754 (a) GS Yuasa Corp 1,433
351,300 Guangzhou Automobile Group Co Ltd 410
46,979 Hankook Tire & Technology Co Ltd 1,904
20,592 Hankook Tire Worldwide Co Ltd 374
217,710 (a) Hanon Systems 448
46,052 (b) Harley-Davidson, Inc 944
76,232 Hero Honda Motors Ltd 4,898
26,244 HL Mando Co Ltd 1,070
357,150 (a) Holley, Inc 1,475
154,000 Hota Industrial Manufacturing Co Ltd 273
66,970 Hu Lane Associate, Inc 270
159,215 Huayu Automotive Systems Co Ltd 456
24,876 Huizhou Desay Sv Automotive Co Ltd 428
36,954 Hyundai Mobis 9,589
82,070 Hyundai Motor Co 16,948
21,874 Hyundai Motor Co Ltd (2nd Preference) 3,232
263,642 Hyundai Motor Co Ltd (Preference) 37,783
60,404 Hyundai Motor India Ltd 1,544
48,832 Hyundai Wia Corp 2,570
38,840 JBM Auto Ltd 272
67,689 JK Tyre & Industries Ltd 379
286,342 Johnson Electric Holdings Ltd 1,095
143,500 (a) JTEKT Corp 1,590
26,492 (a) Kayaba Industry Co Ltd 756
501,904 Kenda Rubber Industrial Co Ltd 315
146,012 Kia Motors Corp 12,378
138,800 (a) Koito Manufacturing Co Ltd 2,051
62,505 (a) Kumho Tire Co, Inc 254
128,500 (b) Launch Tech Co Ltd 142
21,725 Lear Corp 2,490
776,300 (a),(b) Li Auto, Inc 6,552
104,343 (a) Li Auto, Inc (ADR) 1,767
29,101 Linamar Corp 1,759
52,323 (a),(b) Lucid Group, Inc 553
22,431 Lumax Auto Technologies Ltd 385
187,041 Magna International, Inc 9,971
577,102 Mahindra & Mahindra Ltd 23,834
27,500 Mahle Metal Leve S.A. 171
131,231 Maruti Suzuki India Ltd 24,406
450,100 (a),(b) Mazda Motor Corp 3,476
81,462 Minda Corp Ltd 521
572,000 Minth Group Ltd 2,343
496,300 (a) Mitsubishi Motors Corp 1,180
2,259,036 Motherson Sumi Wiring India Ltd 1,222
1,566 MRF Ltd 2,665
31,938 (a) Musashi Seimitsu Industry Co Ltd 521
381,957 Nan Kang Rubber Tire Co Ltd 452

SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
590,000 Nexteer Automotive Group Ltd $ 486
112,400 (a) NGK Spark Plug Co Ltd 4,952
134,315 (a) NHK Spring Co Ltd 2,164
56,312 (a) Nifco, Inc 1,744
75,478 Ningbo Tuopu Group Co Ltd 835
774,840 (a) NIO, Inc 3,983
47,610 (a) Nissan Shatai Co Ltd 308
58,588 (a) NOK Corp 1,051
99,156 (b) Nokian Renkaat Oyj 1,098
950,394 (a) Ola Electric Mobility Ltd 383
29,100 (a) Pacific Industrial Co Ltd 600
219,376 Patrick Industries, Inc 23,787
133,362 (b) Piaggio & C S.p.A. 284
299,677 (c) Pirelli & C S.p.A 2,046
7,870 (a),(b) Polestar Automotive Holding UK plc (ADR) 168
92,345 Porsche AG. 4,308
43,747 Pricol Ltd 322
72,205 (b) PWR Holdings Ltd 378
370,619 (a) QuantumScape Corp 3,862
115,734 Renault S.A. 4,791
411,019 (a),(b) Rivian Automotive, Inc 8,101
36,708 SAF-Holland SE 656
320,723 SAIC Motor Corp Ltd 699
139,100 Sailun Group Co Ltd 322
2,833,359 Samvardhana Motherson International Ltd 3,785
24,460 (c) Sansera Engineering Ltd 457
376,000 Sanyang Motor Co Ltd 734
161,302 Schaeffler AG. 1,570
4,049 (a) Sebang Global Battery Co Ltd 177
37,893 (a) Seiren Co Ltd 739
63,741 Seres Group Co Ltd 1,102
13,886 Sharda Motor Industries Ltd 145
395,300 (a) Shoei Co Ltd 4,489
9,858 Shriram Pistons & Rings Ltd 355
20,347 SKF India Ltd 420
12,221 (a) SL Corp 364
11,828 SNT Motiv Co Ltd 284
124,250 (a) Solid Power, Inc 528
325,885 (c) Sona Blw Precision Forgings Ltd 1,743
707,700 Sri Trang Agro-Industry PCL 274
60,920 Standard Motor Products, Inc 2,245
80,000 (a) Stanley Electric Co Ltd 1,575
1,274,698 Stellantis NV 13,959
134,900 Sumitomo Rubber Industries, Inc 2,085
62,969 Sundaram Finance Holdings Ltd 324
4,258 Sundaram-Clayton Ltd 653
89,899 Sundram Fasteners Ltd 936
67,753 Suprajit Engineering Ltd 349
1,999,316 Tata Motors Ltd 8,182
2,647,791 (a) Tesla, Inc 1,190,765
21,522 Thor Industries, Inc 2,210
548,000 Tianneng Power International Ltd 500
80,911 Tofas Turk Otomobil Fabrik 464
39,447 (a) Tokai Rika Co Ltd 787
304,000 Tong Yang Industry Co Ltd 938
17,568 (a) Topre Corp 266
81,425 Toyo Tire & Rubber Co Ltd 2,260
71,800 (a) Toyoda Gosei Co Ltd 1,810
65,595 (a) Toyota Boshoku Corp 1,055
13,088,419 Toyota Motor Corp 281,101
6,550 Trigano S.A. 1,344
62,900 (a) TS Tech Co Ltd 740

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
67,523 Tube Investments of India Ltd $ 1,964
150,855 TVS Motor Co Ltd 6,251
150,739 UNO Minda Ltd 2,156
165,517 Valeo 2,246
44,391 (c) Varroc Engineering Ltd 292
123,937 Volkswagen AG. (Preference) 15,125
34,500 Weifu High-Technology Co Ltd 63
41,000 Winnebago Industries, Inc 1,661
5,522,000 (a),(b) XPeng, Inc 56,147
835,031 (c) Yadea Group Holdings Ltd 1,223
95,300 Yokohama Rubber Co Ltd 3,667
364,480 Yulon Motor Co Ltd 384
4,738 ZF Commercial Vehicle Control Systems India Ltd 784
323,900 (a),(c) Zhejiang Leapmotor Technologies Ltd 2,029
87,600 Zhejiang Wanfeng Auto Wheel Co Ltd 201
TOTAL AUTOMOBILES & COMPONENTS 2,331,416
BANKS - 8.7%
67,744 1st Source Corp 4,233
46,403 (a) 77 Bank Ltd 2,235
275,241 (c) ABN AMRO Bank NV 9,617
521,555 Absa Group Ltd 7,538
1,992,975 Abu Dhabi Commercial Bank PJSC 7,760
906,057 Abu Dhabi Islamic Bank PJSC 5,117
559,424 (a) AFFIN Holdings Bhd 324
17,087,383 Agricultural Bank of China Ltd 12,712
3,157,262 Agricultural Bank of China Ltd (Class A) 3,470
7,506,862 AIB Group plc 80,251
25,600 (a) Aichi Financial Group, Inc 753
903,605 Ajman Bank PJSC 327
1,930,921 Akbank TAS 3,133
999,080 Al Ahli Bank of Kuwait KSCP 954
3,243,126 Al Rajhi Bank 84,241
754,126 Alinma Bank 4,901
67,973 Alior Bank S.A. 2,086
759,011 Alliance Financial Group BHD 944
1,356,594 Alpha Bank S.A. 5,702
390,354 Ameris Bancorp 28,992
1,538,034 AMMB Holdings BHD 2,463
79,200 (b) Aozora Bank Ltd 1,267
551,302 Arab National Bank 3,178
663,177 Atlantic Union Bankshares Corp 23,410
229,693 (c) AU Small Finance Bank Ltd 2,543
4,179,710 Australia and New Zealand Banking Group 101,055
20,244 (a) Awa Bank Ltd 566
5,982,964 Axis Bank Ltd 84,602
159,277 (a) Axos Financial, Inc 13,723
1,765,824 Banca Monte dei Paschi di Siena S.p.A 18,801
68,034 Banca Popolare di Sondrio SPA 1,323
39,914 Banco ABC Brasil S.A. 172
17,456,238 Banco Bilbao Vizcaya Argentaria S.A. 409,474
680,182 (b) Banco BPM S.p.A. 10,329
991,856 (a) Banco Bradesco S.A. 2,806
3,252,330 (a) Banco Bradesco S.A. (Preference) 10,648
4,521,052 Banco Comercial Portugues S.A. 4,759
28,433,673 Banco de Chile 5,492
54,249 Banco de Credito e Inversiones 3,514
628,500 (c) Banco del Bajio S.A. 1,587
71,013 Banco di Desio e della Brianza S.p.A. 785
1,053,902 (a) Banco do Brasil S.A. 4,206
1,238,263 Banco do Estado do Rio Grande do Sul 3,439
52,467 Banco Itau Chile S.A. 1,162
209,600 (a) Banco Pan S.A. 432

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
41,731,030 Banco Santander Chile S.A. $ 3,294
39,161,331 Banco Santander S.A. 460,948
577,745 (c) Bandhan Bank Ltd 938
5,584,900 (a) Bank Aladin Syariah Tbk PT 318
456,130 Bank AlBilad 3,013
379,456 (a) Bank Al-Jazira 1,127
77,792,370 Bank Central Asia Tbk PT 37,566
22,066 Bank Handlowy w Warszawie S.A. 650
561,100 Bank Islam Malaysia Bhd 317
3,767,000 (a) Bank Jago Tbk PT 445
372,968 (a) Bank Millennium S.A. 1,722
9,314,206 Bank Negara Indonesia Persero Tbk PT 2,433
6,508,138 Bank of America Corp 357,948
651,984 Bank of Baroda 2,149
739,562 (a) Bank of Beijing Co Ltd 580
98,800 Bank of Changsha Co Ltd 137
149,720 Bank of Chengdu Co Ltd 345
1,477,044 Bank of China Ltd - A 1,212
43,827,912 Bank of China Ltd - H 25,128
1,992,712 Bank of Communications Co Ltd - A 2,069
5,428,319 Bank of Communications Co Ltd - H 4,506
688,200 Bank of East Asia Ltd 1,177
26,491 Bank of Georgia Group plc 3,312
228,195 Bank of Hangzhou Co Ltd 499
85,600 Bank of Hawaii Corp 5,852
703,018 Bank of Jiangsu Co Ltd 1,046
617,937 Bank of Kaohsiung Co Ltd 242
500,096 (a) Bank of Montreal 64,946
24,300 (a) Bank of Nagoya Ltd 674
424,890 Bank of Nanjing Co Ltd 695
255,574 Bank of Ningbo Co Ltd 1,027
867,929 (a) Bank of Nova Scotia 64,013
398,575 Bank of NT Butterfield & Son Ltd 19,857
501,431 Bank of Queensland Ltd 2,181
529,473 Bank of Shanghai Co Ltd 765
796,638 (a) Bank of Sharjah 289
100,300 Bank of Suzhou Co Ltd 119
1,137,368 Bank of the Philippine Islands 2,244
246,000 (c) Bank of Zhengzhou Co Ltd 36
113,122 Bank Pekao S.A. 6,416
130,222,972 Bank Rakyat Indonesia 28,520
22,717,862 Bank Tabungan Negara Persero Tbk PT 1,595
25,325 Bank Zachodni WBK S.A. 3,828
133,520 (a) BankUnited, Inc 5,951
32,280 Bankwell Financial Group, Inc 1,479
358,324 Banner Corp 22,453
18,402 Banque Cantonale Vaudoise 2,326
761,830 Banque Saudi Fransi 3,417
34,400 Bar Harbor Bankshares 1,068
51,043,486 Barclays plc 326,736
89,232 (c) BAWAG Group AG. 13,440
53,820 BCB Bancorp, Inc 434
1,487,009 BDO Unibank, Inc 3,396
663,870 Bendigo Bank Ltd 4,651
192,961 BNK Financial Group, Inc 2,123
2,657,000 BOC Hong Kong Holdings Ltd 13,484
1,001,620 Boubyan Bank KSCP 2,327
881,295 BPER Banca 11,908
9,239 (a) BRE Bank S.A. 2,732
4,964,699 Bumiputra-Commerce Holdings BHD 10,082
866,361 Burgan Bank SAK 616
384,345 Byline Bancorp, Inc 11,204

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
5,762,330 CaixaBank S.A. $ 70,451
43,140 (a) Camden National Corp 1,871
1,204,187 Canadian Imperial Bank of Commerce 109,167
1,177,130 Canara Bank 2,030
50,963 (b) Capital Bancorp, Inc 1,436
79,166 Capitec Bank Holdings Ltd 19,872
320,530 (a) Capitol Federal Financial, Inc 2,183
68,218 Cathay General Bancorp 3,301
89,991 Central Pacific Financial Corp 2,804
4,259,428 Chang Hwa Commercial Bank 2,770
407,000 (a) Chiba Bank Ltd 4,542
865,000 (a),(c) China Bohai Bank Co Ltd 106
5,072,490 China Citic Bank 4,527
450,100 China CITIC Bank Corp Ltd 496
805,907 China Construction Bank Corp - A 1,071
59,203,546 China Construction Bank Corp - H 58,600
1,637,004 China Everbright Bank Co Ltd - A 818
2,406,981 China Merchants Bank Co Ltd 16,374
755,940 China Merchants Bank Co Ltd (Class A) 4,556
1,298,048 China Minsheng Banking Corp Ltd - A 711
4,165,991 China Minsheng Banking Corp Ltd - H 2,106
793,937 China Zheshang Bank Co Ltd 345
25,213,388 Chinatrust Financial Holding Co 40,286
1,506,000 (a) Chongqing Rural Commercial Bank 1,190
377,400 Chongqing Rural Commercial Bank Co Ltd 349
111,900 (a) Chugin Financial Group, Inc 1,767
3,500,776 Citigroup, Inc 408,506
278,078 City Union Bank Ltd 900
38,381 Civista Bancshares, Inc 853
104,766 Close Brothers Group plc 737
72,720 CNB Financial Corp 1,903
326,600 (a) CNPC Capital Co Ltd 448
45,544 (a) Coastal Financial Corp 5,219
40,731 (a) Collector Bank AB 303
124,618 Columbia Banking System, Inc 3,483
47,200 Commerce Bancshares, Inc 2,470
1,969,691 Commercial Bank PSQC 2,272
1,536,805 Commercial International Bank 3,318
577,486 Commerzbank AG. 24,373
1,981,590 Commonwealth Bank of Australia 211,513
26,484 Community Trust Bancorp, Inc 1,496
743,500 Concordia Financial Group Ltd 6,147
203,719 Credicorp Ltd 58,467
58,772 Credito Emiliano S.p.A. 1,050
19,213 (a) CSB Bank Ltd 98
116,860 (a) Customers Bancorp, Inc 8,545
5,646,074 (a),(d) Cyprus Popular Bank PCL 66
1,738,827 Dah Sing Banking Group Ltd 2,386
140,708 Dah Sing Financial Holdings Ltd 639
155,016 (a) Daishi Hokuetsu Financial Group, Inc 1,611
826,374 Danske Bank AS 41,266
3,662,363 DBS Group Holdings Ltd 160,428
1,313,443 DGB Financial Group, Inc 14,159
1,881,040 Doha Bank QPSC 1,483
1,794,136 Dubai Islamic Bank PJSC 4,527
1,032,023 Dukhan Bank 991
8,957,288 E.Sun Financial Holding Co Ltd 9,621
33,680 East West Bancorp, Inc 3,785
1,166,474 Emirates NBD Bank PJSC 8,845
76,260 Enterprise Financial Services Corp 4,118
21,618 (a) Equitable Group, Inc 1,636
439,174 (c) Equitas Small Finance Bank Ltd 308

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
966,743 Erste Bank der Oesterreichischen Sparkassen AG. $ 115,922
4,535,829 Eurobank S.A. 18,237
2,135,969 Far Eastern International Bank 873
39,000 FB Financial Corp 2,176
1,358,460 Federal Bank Ltd 4,041
11,847 FIBI Holdings Ltd 989
5,337,965 Fifth Third Bancorp 249,870
390,198 FinecoBank Banca Fineco S.p.A 10,110
2,724,979 First Abu Dhabi Bank PJSC 12,940
432,680 First BanCorp 8,969
480,727 First Busey Corp 11,437
281,858 First Financial Bankshares, Inc 8,419
7,087,865 First Financial Holding Co Ltd 6,628
140,740 First Hawaiian, Inc 3,561
491,727 First Horizon National Corp 11,752
41,589 First International Bank Of Israel Ltd 3,271
8,108 First Internet Bancorp 169
384,464 First Merchants Corp 14,410
5,510 (a) First United Corp 206
242,900 FNB Corp 4,154
3,870 Franklin Financial Services Corp 194
130,400 (a) Fukuoka Financial Group, Inc 4,218
504,190 Fulton Financial Corp 9,746
135,153 Glacier Bancorp, Inc 5,954
156,665 Grupo Cibest S.A. 2,870
275,783 Grupo Cibest S.A. 4,362
9,061,198 Grupo Financiero Banorte S.A. de C.V. 84,003
925,577 Grupo Financiero Inbursa S.A. 2,239
1,271,046 Gulf Bank KSCP 1,473
230,900 (a) Gunma Bank Ltd 2,551
261,500 (a) Hachijuni Bank Ltd 2,832
713,895 Haci Omer Sabanci Holding AS 1,398
171,238 Hana Financial Group, Inc 11,173
538,700 Hang Seng Bank Ltd 10,627
8,430 HBT Financial, Inc 218
19,400,853 HDFC Bank Ltd 214,319
1,173,470 HDFC Bank Ltd (ADR) 42,879
113,420 Heritage Commerce Corp 1,362
133,800 Hilltop Holdings, Inc 4,541
185,202 (a) Hirogin Holdings, Inc 1,873
137,000 (a) Hokkoku Financial Holdings, Inc 708
78,260 (a) Hokuhoku Financial Group, Inc 2,292
1,598,243 Home Bancshares, Inc 44,399
379,412 Hong Leong Bank BHD 2,069
12,271,282 HSBC Holdings plc 193,100
5,586,015 Hua Nan Financial Holdings Co Ltd 5,511
472,186 Huaxia Bank Co Ltd 464
156,474 (a) Hyakugo Bank Ltd 1,145
14,600 (a) Hyakujushi Bank Ltd 621
5,075,447 ICICI Bank Ltd 75,962
2,322,583 IDFC First Bank Ltd 2,214
180,580 Independent Bank Corp 5,874
357,992 (a) IndusInd Bank Ltd 3,444
2,317,239 Industrial & Commercial Bank of China Ltd - A 2,631
40,102,914 Industrial & Commercial Bank of China Ltd - H 32,452
782,505 Industrial Bank Co Ltd 2,359
170,127 Industrial Bank of Korea 2,473
12,561,962 ING Groep NV 353,095
189,700 Inter & Co, Inc 1,609
25,222 Intercorp Financial Services, Inc 1,068
2,766,767 Intesa Sanpaolo S.p.A. 19,119
3,609,517 Investimentos Itau S.A. - PR 7,688

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
30,387,948 Itau Unibanco Holding S.A. $ 217,179
177,754 (a) Iyogin Holdings, Inc 2,896
312,641 Jammu & Kashmir Bank Ltd 349
88,415 JB Financial Group Co Ltd 1,574
4,144,741 JPMorgan Chase & Co 1,335,518
576,184 (a) Judo Capital Holdings Ltd 660
23,140 (a) Juroku Financial Group, Inc 1,064
49,425 Jyske Bank 6,764
103,021 KakaoBank Corp 1,544
96,536 Karnataka Bank Ltd 221
399,298 Karur Vysya Bank Ltd 1,173
5,580,700 Kasikornbank PCL 34,420
345,700 Kasikornbank PCL (Foreign) 2,132
223,083 KB Financial Group, Inc 19,204
125,554 KBC Ancora 10,786
525,597 KBC Groep NV 68,452
111,670 Kearny Financial Corp 827
64,048 (a) Keiyo Bank Ltd 681
1,204,100 Kiatnakin Phatra Bank PCL 2,595
44,119 (a) Kiyo Bank Ltd 921
47,445 Komercni Banka AS 2,675
3,380,378 Kotak Mahindra Bank Ltd 82,922
2,440,296 Krung Thai Bank PCL 2,187
8,733,136 Kuwait Finance House KSCP 23,010
679,995 Kuwait International Bank KSCP 605
1,653,792 Kuwait Projects Co Holding KSCP 427
170,600 (a) Kyoto Financial Group, Inc 3,736
244,700 (a) Kyushu Financial Group, Inc 1,589
29,060 Lakeland Financial Corp 1,658
30,010 (a) Laurentian Bank of Canada 881
34,308 Live Oak Bancshares, Inc 1,178
51,760,883 Lloyds TSB Group plc 68,465
702,004 M&T Bank Corp 141,440
10,891,430 Malayan Banking BHD 28,120
2,393,100 Malaysia Building Society Bhd 415
3,851,924 Masraf Al Rayan QSC 2,321
669,200 (a) Mebuki Financial Group, Inc 4,437
7,303,731 Mega Financial Holding Co Ltd 9,301
117,220 Meridian Corp 2,061
264,167 (a) Metro Bank Holdings plc 429
1,088,054 Metropolitan Bank & Trust 1,267
62,370 Mid Penn Bancorp, Inc 1,935
152,085 Midland States Bancorp, Inc 3,220
63,080 MidWestOne Financial Group, Inc 2,429
27,505,887 Mitsubishi UFJ Financial Group, Inc 436,548
3,740,094 Mizuho Financial Group, Inc 136,493
165,721 (c) Moneta Money Bank AS 1,557
15,068 (a) Musashino Bank Ltd 468
73,549 (a) Nanto Bank Ltd 2,795
2,199,373 National Australia Bank Ltd 61,839
126,595 National Bank Holdings Corp 4,812
400,350 National Bank of Canada 50,347
1,022,194 National Bank of Greece S.A. 15,591
5,114,672 National Bank of Kuwait SAKP 16,863
17,009,333 NatWest Group plc 149,211
290,764 NB Bancorp, Inc 5,763
181,060 NBT Bancorp, Inc 7,518
284,979 Nedbank Group Ltd 4,582
88,364 (a) Nishi-Nippon Financial Holdings, Inc 1,813
194,497 (a) NOBA Bank Group AB 2,489
5,511,641 Nordea Bank AB publ 103,697
184,697 (a) North Pacific Bank Ltd 999

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
14,560 (a) Northeast Community Bancorp, Inc $ 329
49,260 Northpointe Bancshares, Inc 827
3,764,405 (a) NU Holdings Ltd 63,016
942,000 O-Bank Co Ltd 274
389,232 OFG Bancorp 15,951
23,407 (a) Ogaki Kyoritsu Bank Ltd 701
763,161 Old National Bancorp 17,026
150,972 Optima bank S.A. 1,366
15,760 Orange County Bancorp, Inc 450
217,524 Origin Bancorp, Inc 8,181
138,278 OTP Bank Rt 14,827
7,943,744 Oversea-Chinese Banking Corp 122,042
24,532 Pathward Financial, Inc 1,742
126,620 (a) Patriot National Bancorp, Inc 230
15,060 Peapack Gladstone Financial Corp 419
240,740 Philippine National Bank 223
680,984 Ping An Bank Co Ltd 1,112
685,761 Piraeus Bank S.A. 5,475
382,499 PNC Financial Services Group, Inc 79,839
1,113,637 Postal Savings Bank of China Co Ltd - A 869
5,530,972 (c) Postal Savings Bank of China Co Ltd - H 3,784
537,569 Powszechna Kasa Oszczednosci Bank Polski S.A. 12,688
171,292 Preferred Bank 16,175
109,200 Primis Financial Corp 1,519
22,910,370 PT Bank Mandiri Persero Tbk 6,986
8,932,180 Public Bank Bhd 9,987
1,501,723 Punjab National Bank 2,066
635,147 Qatar International Islamic Bank QSC 1,994
1,096,548 Qatar Islamic Bank SAQ 7,216
2,836,916 Qatar National Bank QPSC 14,539
21,192 QCR Holdings, Inc 1,765
72,100 (a) Rakuten Bank Ltd 3,183
334,810 (c) RBL Bank Ltd 1,178
185,600 Regional SAB de C.V. 1,470
2,611,600 (a) Resona Holdings, Inc 24,856
1,055,074 RHB Capital BHD 2,004
19,000 Ringkjoebing Landbobank A.S. 4,581
67,500 (a),(b) Riverview Bancorp, Inc 339
898,404 Riyad Bank 6,502
983,073 Royal Bank of Canada 167,593
43,740 S&T Bancorp, Inc 1,721
101,064 (a) San-In Godo Bank Ltd 961
614,006 Saudi Awwal Bank 5,296
356,082 Saudi Investment Bank 1,246
1,804,733 Saudi National Bank 18,226
555,061 SCB X PCL 2,440
217,148 Seacoast Banking Corp of Florida 6,823
187,900 (a) Senshu Ikeda Holdings, Inc 949
453,700 (a) Seven Bank Ltd 883
2,422,331 Shanghai Commercial & Savings Bank Ltd 3,128
1,203,714 Shanghai Pudong Development Bank Co Ltd 2,143
326,400 Shanghai Rural Commercial Bank Co Ltd 434
619,126 Sharjah Islamic Bank 526
4,877,886 (a),(c) Shawbrook Group plc 31,955
99,225 (a) Shiga Bank Ltd 4,546
269,078 Shinhan Financial Group Co Ltd 14,328
331,900 (a) Shizuoka Financial Group, Inc 5,153
301,677 Shore Bancshares, Inc 5,334
7,575,697 SinoPac Financial Holdings Co Ltd 6,892
66,298 Skandinaviska Enskilda Banken AB (Class A) 1,398
89,191 SmartFinancial, Inc 3,299
2,967,559 Societe Generale 238,900

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
912,307 South Indian Bank Ltd $ 389
81,350 SOUTHSTATE BANK CORP 7,656
36,272 Sparebank Oestlandet 740
157,571 SpareBank SR-Bank ASA 3,096
99,601 Sparebanken Midt-Norge 2,034
73,586 Sparebanken Nord-Norge 1,106
10,020 (b) SR Bancorp, Inc 158
3,320,130 Standard Bank Group Ltd 58,237
5,195,771 Standard Chartered plc 126,779
5,825,005 State Bank of India 63,720
9,351,700 Sumitomo Mitsui Financial Group, Inc 300,764
2,724,224 Sumitomo Mitsui Trust Holdings, Inc 83,020
430,764 (a) Suruga Bank Ltd 4,698
38,844 Sydbank AS 3,469
2,962,421 Taichung Commercial Bank Co Ltd 1,960
13,072,868 Taishin Financial Holdings Co Ltd 8,487
4,455,374 Taiwan Business Bank 2,269
6,751,720 Taiwan Cooperative Financial Holding Co Ltd 5,221
31,123 Tamilnad Mercantile Bank Ltd 178
31,692 (a) TBC Bank Group plc 1,732
69,141 (a) Texas Capital Bancshares, Inc 6,260
12,796 TF Bank AB 226
208,200 Thanachart Capital PCL 385
3,536,300 Tisco Bank PCL 12,403
16,105,600 TMB Bank PCL (Foreign) 1,032
116,343 (a),(b) Toho Bank Ltd 402
137,600 (a) Tokyo Kiraboshi Financial Group, Inc 7,646
127,264 (a) TOMONY Holdings, Inc 637
1,299,896 (a) Toronto-Dominion Bank 122,513
5,669,866 Turkiye Is Bankasi (Series C) 1,856
752,521 (a),(c) Ujjivan Small Finance Bank Ltd 444
311,369 UMB Financial Corp 35,820
7,579,559 (c) Unicaja Banco S.A. 24,664
2,400,465 UniCredit S.p.A 198,823
979,517 Union Bank of India 1,678
848,314 Union Bank Of Taiwan 522
100,000 United Bankshares, Inc 3,840
163,050 United Community Banks, Inc 5,090
899,969 United Overseas Bank Ltd 24,511
13,390 Unity Bancorp, Inc 693
95,317 Univest Financial Corp 3,121
11,916 (b) Valiant Holding AG. 2,267
569,471 Valley National Bancorp 6,651
635,093 (a),(d) VTB Bank PJSC (GDR) Equiduct, Reg S 6
664,707 (a),(d) VTB Bank PJSC (GDR) Tradegate, Reg S 7
1,433,023 (a) Warba Bank KSCP 1,365
130,600 Webster Financial Corp 8,220
9,242,763 Wells Fargo & Co 861,426
403,929 WesBanco, Inc 13,427
68,670 Westamerica Bancorporation 3,285
159,952 Western Alliance Bancorp 13,447
2,455,943 Westpac Banking Corp 63,023
98,759 Wintrust Financial Corp 13,809
405,672 Woori Financial Group, Inc 7,874
138,699 (a) Yamaguchi Financial Group, Inc 1,883
2,089,979 Yapi ve Kredi Bankasi 1,760
9,979,732 (a) Yes Bank Ltd 2,401
TOTAL BANKS 11,752,081
CAPITAL GOODS - 10.1%
155,683 3M Co 24,925
4,963 3M India Ltd 1,940
47,778 A.O. Smith Corp 3,195

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
521,124 Aalberts Industries NV $ 17,178
28,602 (b) Aaon, Inc 2,181
19,156 (a) AAR Corp 1,586
2,727,437 ABB Ltd 201,060
33,578 ABB Ltd India 1,933
850,000 Aboitiz Equity Ventures, Inc 405
580,749 AcBel Polytech, Inc 782
338,364 Accelleron Industries AG. 26,097
17,624 Ackermans & Van Haaren 4,785
110,656 ACS Actividades de Construccion y Servicios S.A. 10,984
74,000 (a) Acter Co Ltd 1,837
308,875 Action Construction Equipment Ltd 3,255
17,200 Acuity Brands, Inc 6,193
101,085 Adani Enterprises Ltd 2,519
155,466 AddTech AB 5,475
13,533 (a) ADENTRA, Inc 335
27,000 Advanced Energy Solution Holding Co Ltd 1,145
85,752 AECC Aviation Power Co Ltd 492
149,038 Aecom Technology Corp 14,208
49,782 (b) Aecon Group, Inc 1,135
115,345 AerCap Holdings NV 16,582
51,828 (a) Aerovironment, Inc 12,537
85,871 Afcons Infrastructure Ltd 370
18,108 Ahluwalia Contracts India Ltd 198
34,797 AIA Engineering Ltd 1,555
297,000 (a) Aichi Corp 2,599
44,132 Air Lease Corp 2,835
1,683,024 Airbus SE 390,838
87,226 Airtac International Group 2,571
17,224 Aker ASA (A Shares) 1,309
26,348 Al Babtain Power & Telecommunication Co 452
143,284 Alarko Holding AS. 340
149,010 Albany International Corp (Class A) 7,555
54,828 (c) Alimak Group AB 861
134,573 (a) Allegheny Technologies, Inc 15,444
61,400 Allegion plc 9,776
2,357,300 Alliance Global Group, Inc 329
157,718 Allis Electric Co Ltd 497
70,080 Allison Transmission Holdings, Inc 6,861
2,353,493 Alstom RGPT 69,433
235,700 (a) Amada Co Ltd 2,789
89,962 Amara Raja Batteries Ltd 911
385,097 (a) American Superconductor Corp 11,083
50,655 Andritz AG. 3,950
6,694 Anveshan Heavy Engineering Ltd 167
13,387 Apar Industries Ltd 1,248
10,000 Apex Dynamics, Inc 207
414,424 (a) API Group Corp 15,856
46,212 Applied Industrial Technologies, Inc 11,866
47,869 AQ Group AB 1,019
319,462 (a),(d) Arabi Group Holding KSC 200
330,065 (a),(b) Archer Aviation, Inc 2,482
208,370 Arcosa, Inc 22,154
57,630 Ariston Holding NV 300
55,509 Armstrong World Industries, Inc 10,608
308,330 (a) Array Technologies, Inc 2,843
42,781 Aryt Industries Ltd 611
1,433,297 Aselsan Elektronik Sanayi Ve Ticaret AS 7,723
1,838,548 Ashok Leyland Ltd 3,669
102,741 (a) Ashoka Buildcon Ltd 193
930,981 Ashtead Group plc 63,474
37,919 Ashtrom Group Ltd 836

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
2,387,621 Assa Abloy AB $ 92,236
270,920 Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS. 738
31,150 Astra Industrial Group 1,176
132,101,507 Astra International Tbk PT 53,020
78,986 Astral Ltd 1,222
37,300 (a) Astronics Corp 2,023
115,804 AtkinsRealis Group, Inc 7,475
53,892 Atkore, Inc 3,409
1,551,650 Atlas Copco AB 24,806
2,864,792 Atlas Copco AB 51,001
751,020 Atmus Filtration Technologies, Inc 38,985
62,584 (a),(b) ATS Corp 1,724
775,248 Austal Ltd 3,456
1,021,391 (a),(c) AutoStore Holdings Ltd 1,186
1,830,037 (b) AviChina Industry & Technology Co Ltd 934
19,953 Avio S.p.A 681
18,750 (a) Avon Protection plc 458
33,078 (a) Axon Enterprise, Inc 18,786
148,731 (a) Ayala Corp 1,183
2,215 (a),(d) Ayala Corp Preferred   0^
20,279 (a) Azad Engineering Ltd 373
127,341 Azelis Group NV 1,391
191,712 Babcock International Group 3,195
285,724 Badger Infrastructure Solutions Ltd 15,223
1,491,136 BAE Systems plc 34,319
377,274 Balfour Beatty plc 3,598
180,638 (a) Ballard Power Systems, Inc 461
34,021 Balu Forge Industries Ltd 230
25,444 Bawan Co 341
245,194 (b) Beijer Ref AB 3,935
54,412 Beijing New Building Materials plc 194
5,891 Belimo Holding AG. 5,756
28,260 BEML Ltd 585
1,105,965 (a) BES Engineering Corp 450
5,811 (a) Bet Shemesh Engines Holdings 1997 Ltd 1,367
5,167,036 Bharat Electronics Ltd 23,000
684,288 Bharat Heavy Electricals Ltd 2,191
13,593 (a) BHI Co Ltd 493
200,472 Bidvest Group Ltd 2,875
43,297 (b) Bird Construction Income Fund 900
108,000 Bizlink Holding, Inc 5,218
302,320 (a) Bloom Energy Corp 26,269
152,911 (a) Blue Bird Corp 7,187
100,278 Blue Star Ltd 1,934
129,706 (c) BOC Aviation Ltd 1,215
134,203 Bodycote plc 1,263
1,760,437 (a) Boeing Co 382,226
28,000 Boise Cascade Co 2,061
61,677 (a) Bombardier, Inc 10,493
4,391 (b) Bossard Holding AG. 863
114,910 Bouygues S.A. 5,974
17,751 Brenntag SE 1,030
244,000 Brighton-Best International Taiwan, Inc 262
19,762 (b) Brookfield Business Corp 706
5,053 (b) Bucher Industries AG. 2,332
7,991 Budimex S.A. 1,414
104,870 Bufab AB 1,140
23,009 (a) Builders FirstSource, Inc 2,367
40,200 (a) Bunka Shutter Co Ltd 526
200,488 Bunzl plc 5,598
2,475 Burckhardt Compression Holding AG. 1,696
36,322 Burkhalter Holding AG. 6,410

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
16,300 BWX Technologies, Inc $ 2,817
15,480 (a),(b) Byrna Technologies, Inc 260
1,170 Bystronic AG. 398
80,000 C Sun Manufacturing Ltd 637
185,595 (a) Cadeler A.S. 874
212,662 (a) CAE, Inc 6,467
15,797 Carbone Lorraine 441
136,333 (a) Cardinal Infrastructure Group, Inc 3,297
37,988 (b),(c) Carel Industries S.p.A 1,091
28,900 Cargotec Oyj 1,670
9,057 Carlisle Cos, Inc 2,897
67,272 Carpenter Technology Corp 21,180
2,229,400 Carrier Global Corp 117,802
458,605 Caterpillar, Inc 262,721
79,830 (a) CECO Environmental Corp 4,778
2,124 Cembre S.p.A 170
47,562 Cenergy Holdings S.A. 837
204,900 (a) Central Glass Co Ltd 4,567
575,340 (a),(b) Centuri Holdings, Inc 14,527
5,180 Cera Sanitaryware Ltd 302
142,793 CG Power & Industrial Solutions Ltd 1,030
1,049,700 CH Karnchang PCL 396
684,746 (a) Chemring Group plc 4,344
135,000 Chicony Power Technology Co Ltd 393
1,640,000 China Communications Services Corp Ltd 945
1,085,500 China Conch Venture Holdings Ltd 1,313
281,200 China CSSC Holdings Ltd 1,338
1,073,700 (a) China Energy Engineering Corp Ltd 361
4,045,000 China Lesso Group Holdings Ltd 2,412
59,500 China National Chemical Engineering Co Ltd 64
682,518 China Railway Group Ltd - A 528
2,743,000 China Railway Group Ltd - H 1,350
431,600 China State Construction Engineering Corp Ltd 317
802,000 China State Construction International Holdings Ltd 938
174,900 China XD Electric Co Ltd 228
6,604 China Yuchai International Ltd 234
116,945 (a) Chiyoda Corp 548
720,000 Chongqing Machinery & Electric Co Ltd 168
168,600 (a) Chudenko Corp 4,851
304,000 Chung-Hsin Electric & Machinery Manufacturing Corp 1,444
522,000 CIMC Enric Holdings Ltd 635
53,300 Cirrus Aircraft Ltd 381
2,540,517 Citic Pacific Ltd 3,948
9,546 CJ Corp 1,141
1,924,553 CK Hutchison Holdings Ltd 13,084
41,593 (a) CKD Corp 813
23,420 CNGR Advanced Material Co Ltd 155
369,440 CNH Industrial NV 3,406
144,012 (a) Cohort plc 1,753
9,399 Colt CZ Group SE 338
30,000 Columbus McKinnon Corp 518
41,481 Comfort Systems USA, Inc 38,714
1,386,403 Compagnie de Saint-Gobain 140,986
84,217 (a) COMSYS Holdings Corp 2,451
14,661 Construcciones y Auxiliar de Ferrocarriles S.A. 1,012
847,057 Contemporary Amperex Technology Co Ltd 44,540
48,000 (b) Contemporary Amperex Technology Co Ltd 3,122
345,000 Continental Holdings Corp 244
79,899 (a) Core & Main, Inc 4,152
8,328 Craftsman Automation Ltd 713
90,044 Crane Co 16,607
2,750,000 CRRC Corp Ltd 2,110

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
967,400 CRRC Corp Ltd (Class A) $ 944
259,522 (a) CS Wind Corp 7,508
563,010 (a) CSBC Corp Taiwan 359
565,496 CTCI Corp 557
88,304 Cummins India Ltd 4,358
143,680 Cummins, Inc 73,341
40,922 Curtiss-Wright Corp 22,559
31,000 CyberPower Systems, Inc 208
5,921 (b) Daetwyler Holding AG. 1,216
125,833 (a) Daewoo Engineering & Construction Co Ltd 334
32,410 Daewoo International Corp 1,117
84,979 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 6,710
1,039,800 (a) Dai-Dan Co Ltd 16,453
231,700 Daifuku Co Ltd 7,293
14,548 (a) Daihen Corp 928
283,948 Daimler Truck Holding AG. 12,299
23,900 Daiwa Industries Ltd 243
9,046 Danieli & Co S.p.A. 533
27,822 Danieli & Co S.p.A. (RSP) 1,196
15,012 Dassault Aviation S.A. 4,813
345,206 Data Patterns India Ltd 10,092
58,039 DCC plc 3,616
232,323 Deere & Co 108,163
1,120,781 Deutz AG. 11,063
17,853 (c) Dilip Buildcon Ltd 95
100,780 (a) Diploma plc 7,170
70,263 DiscoverIE Group plc 568
182,305 DKSH Holding AG. 13,106
22,517 (a) DL E&C Co Ltd 643
2,172,700 DMCI Holdings, Inc 389
559,739 (a) DNOW, Inc 7,417
115,529 Dongfang Electric Corp Ltd 401
32,757 Doosan Bobcat, Inc 1,310
4,696 Doosan Corp 2,553
30,573 (a) Doosan Fuel Cell Co Ltd 611
656,268 (a) Doosan Heavy Industries and Construction Co Ltd 34,325
95,669 (d) Doosan Infracore Co Ltd 916
15,535 (a) Doosan Robotics, Inc 842
23,770 (b) dormakaba Holding AG. 1,923
181,123 Douglas Dynamics, Inc 5,914
1,097,426 Dover Corp 214,261
5,769 Dredging Environmental & Marine Engineering NV 942
600,549 (a),(b) DroneShield Ltd 1,226
1,610,936 Dubai Investments PJSC 1,567
39,709 Duerr AG. 1,042
99,802 (a) Dycom Industries, Inc 33,723
1,636,429 Eaton Corp plc 521,219
314,900 Ebara Corp 7,422
30,548 (a) Ecopro BM Co Ltd 3,107
62,984 Ecopro Co Ltd 3,968
17,831 (a) Ecopro Materials Co Ltd 643
41,121 Eiffage S.A. 5,892
16,665 Elbit Systems Ltd 9,568
9,027 Elco Ltd 520
22,517 (b) Elecnor S.A. 645
66,996 Elecon Engineering Co Ltd 360
33,140 Electra Israel Ltd 1,133
5,609,942 Electrical Industries Co 16,734
354,383 Electrocomponents plc 2,971
174,740 Electrolux Professional AB 1,228
227,212 Electrosteel Castings Ltd 198
157,618 Elgi Equipments Ltd 833

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
434,200 Embraer S.A. $ 6,964
42,636 EMCOR Group, Inc 26,084
2,495,651 Emerson Electric Co 331,223
583,611 Empresa Brasileira de Aeronautica S.A. (ADR) 37,567
5,558 Energiekontor AG. 231
45,100 EnerSys 6,618
26,392 (b) Engcon AB 237
185,693 Engineers India Ltd 416
95,676 EnPro Industries, Inc 20,487
1,070,000 (a),(b) Envision Greenwise Holdings Ltd 441
57,280 (a),(b) Eos Energy Enterprises, Inc 656
394,658 Epiroc AB 8,896
233,649 Epiroc AB 4,701
46,928 Esab Corp 5,243
19,358 ESAB India Ltd 1,313
127,314 ESCO Technologies, Inc 24,876
805,589 (a) Estithmar Holding QPSC 891
76,877 Eve Energy Co Ltd 723
90,000 Evergreen Aviation Technologies Corp 406
48,986 (a) Everus Construction Group, Inc 4,191
7,453 (a),(b) Exail Technologies S.A. 711
23,081 (b) Exosens SAS 1,312
1,964,631 Far Eastern Textile Co Ltd 1,737
483,522 Fastenal Co 19,404
181,721 Federal Signal Corp 19,733
80,380 Ferguson Enterprises, Inc 17,895
325,857 Ferrovial SE 21,112
863,999 (a) Fincantieri S.p.A 16,789
100,745 (b) Finning International, Inc 5,459
254,277 Finolex Cables Ltd 2,122
334,000 (b) First Tractor Co Ltd 359
816,284 Fletcher Building Ltd 1,728
1,118,067 Flowserve Corp 77,572
32,454 FLSmidth & Co AS 2,257
32,680 (a),(b) Fluence Energy, Inc 646
72,200 Fluidra S.A. 1,956
748 (b) Forbo Holding AG. 819
3,229 Force Motors Ltd 739
58,596 Fortive Corp 3,235
75,903 Fortune Brands Innovations, Inc 3,797
98,330 Fortune Electric Co Ltd 2,385
1,781,008 (b) Fosun International 1,004
60,300 Franklin Electric Co, Inc 5,760
2,393 Frequentis AG. 203
156,140 (a),(b) Freyr Battery, Inc 1,043
42,903 FTAI Aviation Ltd 8,445
83,326 Fugro NV 830
386,745 (a) Fuji Machine Manufacturing Co Ltd 9,011
16,678 (a) Fukushima Galilei Co Ltd 405
50,444 (a) Furukawa Electric Co Ltd 3,216
17,934 G R Infraprojects Ltd 200
114,000 G Shank Enterprise Co Ltd 313
2,881,412 Gamuda BHD 3,529
190,164 Garden Reach Shipbuilders & Engineers Ltd 5,171
901,848 (a) Gates Industrial Corp plc 19,363
627,621 GE T&D India Ltd 21,874
265,790 GE Vernova, Inc 173,712
87,914 GEA Group AG. 5,941
20,304 Geberit AG. 15,769
44,148 GEK Group of Cos S.A. 1,318
186,079 GEM Co Ltd 223
24,329 (a) Generac Holdings, Inc 3,318

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
177,512 General Dynamics Corp $ 59,761
1,232,854 General Electric Co 379,756
187,385 Genuit Group plc 822
58,672 Georg Fischer AG. 3,931
24,000 GFC Ltd 91
78,072 Global Industrial Co 2,281
27,156 (a) Glory Ltd 688
25,752 GMM Pfaudler Ltd 317
130,903 (a) GMR Power and Urban Infra Ltd 162
30,336 Gongniu Group Co Ltd 177
70,630 Gotion High-tech Co Ltd 396
132,586 Grafton Group plc 1,667
304,129 Granite Construction, Inc 35,081
49,541 Graphite India Ltd 354
83,041 Greaves Cotton Ltd 177
39,442 Greenlam Industries Ltd 107
442,000 (b),(c) Greentown Management Holdings Co Ltd 157
36,423 Grindwell Norton Ltd 634
356,793 (b) Grupo Carso S.A. de C.V. (Series A1) 2,337
47,189 GS Engineering & Construction Corp 644
33,082 GS Holdings Corp 1,293
74,910 GT Capital Holdings, Inc 758
63,065 Gulf Cables & Electrical Industries Group Co. KSCP 429
426,497 Haitian International Holdings Ltd 1,215
6,005 Hammond Power Solutions, Inc 698
26,479 (a) Hanwa Co Ltd 1,213
15,055 (a) Hanwha Corp 852
13,757 (a) Hanwha Corp 350
46,774 (a) Hanwha Systems Co Ltd 1,767
300,500 HAP Seng Consolidated BHD 210
7,540 Happy Forgings Ltd 97
1,722,000 Harbin Power Equipment 3,691
46,200 (a) Harmonic Drive Systems, Inc 1,115
149,800 Havells India Ltd 2,375
254,791 (a) Hayward Holdings, Inc 3,937
110,036 (a) Hazama Ando Corp 1,330
86,703 HBL Power Systems Ltd 894
8,490 HD Hyundai Construction Equipment Co Ltd 580
14,466 HD Hyundai Electric Co Ltd 7,769
54,837 HD Hyundai Heavy Industries Co Ltd 19,327
9,755 HD Hyundai Marine Solution Co Ltd 1,307
28,827 HDC Hyundai Development Co-Engineering & Construction 438
47,465 HEG Ltd 329
132,301 HEICO Corp 42,811
31,587 (a) HEICO Corp (Class A) 7,974
17,876 Heijmans NV (ADR) 1,418
109,200 (a) Helios Technologies, Inc 5,841
211,114 Hensoldt AG. 18,082
33,695 Hexcel Corp 2,490
10,368 HG Infra Engineering Ltd 87
107,330 Hillenbrand, Inc 3,405
42,240 (a) Hillman Solutions Corp 366
126,375 Hindustan Aeronautics Ltd 6,177
1,164,050 (a) Hindustan Construction Co 246
229,700 (a) Hino Motors Ltd 567
72,100 (a) Hitachi Construction Machinery Co Ltd 2,131
4,573 Hitachi Energy India Ltd 932
20,133,032 Hitachi Ltd 631,403
122,620 (a) Hitachi Zosen Corp 743
213,643 Hiwin Technologies Corp 1,318
9,272 Hochtief AG. 3,630
2,726,723 Honeywell International, Inc 531,956

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
119,900 Hong Leong Asia Ltd $ 223
43,900 Hong Leong Industries BHD 181
81,500 Hoshizaki Corp 2,715
33,074 Hosken Consolidated Investments Ltd 311
412,085 Howden Joinery Group plc 4,612
990,374 Howmet Aerospace, Inc 203,046
364,328 (a) HSD Engine Co Ltd 10,848
2,285,000 (a),(d) Hsin Chong Group Holdings Ltd 3
211,000 HUA ENG Wire & Cable 257
202,040 Hubbell, Inc 89,728
31,837 Huber & Suhner AG. 5,774
278,964 Husqvarna AB (B Shares) 1,398
163,444 Hwang Chang General Contractor Co Ltd 312
6,055 (a) Hyosung Corp 482
3,465 (a) Hyosung Heavy Industries Corp 4,280
20,050 Hyundai Development Co 261
17,195 Hyundai Elevator Co Ltd 1,052
58,859 Hyundai Engineering & Construction Co Ltd 2,868
31,347 Hyundai Greenfood Co Ltd 181
26,165 Hyundai Heavy Industries 7,383
47,519 Hyundai Rotem Co Ltd 6,197
4,150 (a) IES Holdings, Inc 1,614
1,657,900 IJM Corp BHD 926
18,346 Iljin Electric Co Ltd 693
43,927 Illinois Tool Works, Inc 10,819
8,409 IMCD NV 763
189,719 IMI plc 6,328
9,952 (b) Implenia AG. 954
484,172 (a) Inaba Denki Sangyo Co Ltd 7,899
31,698 (a) Inabata & Co Ltd 758
24,348 (c) IndiaMart InterMesh Ltd 603
25,964 Industrie De Nora S.p.A 221
931,915 Industries Qatar QSC 3,054
163,599 Indutrade AB 4,241
144,625 (a) INFRONEER Holdings, Inc 1,976
9,108 Ingersoll Rand India Ltd 355
321,971 Ingersoll Rand, Inc 25,507
2,803,600 (a),(d) Inovisi Infracom Tbk PT   0^
71,547 (a) Inox Green Energy Services Ltd 168
14,456 INOX India Ltd 183
547,950 (a) Inox Wind Ltd 754
150,201 (a) InPost S.A. 1,846
78,947 Inrom Construction Industries Ltd 545
169,087 Instalco AB 475
57,013 (b) Interpump Group S.p.A. 3,101
555 Interroll Holding AG. 1,536
40,189 (a) Intracom S.A. Technical & Steel Constructions 463
14,280 (a),(b) Intuitive Machines, Inc 232
90,763 Investment AB Latour 2,205
28,888 (b) INVISIO AB 821
40,113 Inwido AB 712
1,354,991 IRB Infrastructure Developers Ltd 635
247,396 (c) IRCON International Ltd 490
24,857 ISGEC Heavy Engineering Ltd 252
4,541 (b) Italmobiliare S.p.A 146
59,183 ITD Cementation India Ltd 519
6,816,500 Itochu Corp 86,139
379,145 ITT, Inc 65,785
145,102 Iveco Group NV 3,178
21,570 J Kumar Infraprojects Ltd 140
70,220 (a) Japan Pulp & Paper Co Ltd 395
47,661 (a) Japan Steel Works Ltd 2,347

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
116,477 Jardine Matheson Holdings Ltd $ 7,949
1,632,900 JG Summit Holdings (Series B) 656
166,200 (a) JGC Corp 2,016
49,304 Jiangsu Hengli Hydraulic Co Ltd 775
149,018 Jiangsu Zhongtian Technology Co Ltd 387
43,700 JL Mag Rare-Earth Co Ltd 213
138,186 John Bean Technologies Corp 20,820
577,745 Johnson Controls International plc 69,185
26,315 (c) JOST Werke SE 1,666
36,039 Jungheinrich AG. 1,486
102,820 Jupiter Wagons Ltd 389
61,110 (a) Jyoti CNC Automation Ltd 673
65,457 Kajaria Ceramics Ltd 707
303,800 (a) Kajima Corp 11,328
50,109 (b) Kalmar Oyj 2,372
76,047 Kalpataru Projects International Ltd 1,020
67,600 (a) Kanamoto Co Ltd 1,691
196,501 (a) Kandenko Co Ltd 6,311
115,000 (a) Kanematsu Corp 1,323
59,000 Kaori Heat Treatment Co Ltd 1,088
4,746 Kardex Holding AG. 1,644
21,397 (a) Karman Holdings, Inc 1,566
99,827 KEC International Ltd 819
46,563 KEI Industries Ltd 2,313
68,500 (a) Keihan Electric Railway Co Ltd 1,478
354,400 (a) Kelington Group Bhd 453
333,615 Keller Group plc 7,492
18,482 (a) Kempower Oyj 330
126,594 Kenmec Mechanical Engineering Co Ltd 290
11,670 (a) KEPCO Engineering & Construction Co, Inc 730
1,045,700 Keppel Corp Ltd 8,407
356,466 Kier Group plc 1,062
300,280 (a) Kiler Holding AS. 2,143
91,171 (a) Kinden Corp 3,955
91,130 Kingspan Group plc 7,853
83,000 Kinik Co 1,042
54,744 KION Group AG. 4,326
18,681 Kirloskar Brothers Ltd 335
22,735 Kirloskar Pneumatic Co Ltd 269
46,900 Kitz Corp 523
47,409 Kloeckner & Co AG. 448
43,524 Knorr-Bremse AG. 4,829
134,623 KNR Constructions Ltd 244
460,168 KOC Holding AS 1,805
1,068,241 Komatsu Ltd 33,898
203,558 (b) Kone Oyj (Class B) 14,421
50,232 Konecranes Oyj 5,501
262,585 Kongsberg Gruppen ASA 6,729
1,510,860 Koninklijke BAM Groep NV 16,477
45,265 Korea Aerospace Industries Ltd 3,586
34,101 (a) Kornit Digital Ltd 490
249,289 (a) Kratos Defense & Security Solutions, Inc 18,924
10,568 Krones AG. 1,674
48,435 KSB Ltd 408
77,276 (a) Kuang-Chi Technologies Co Ltd 539
104,416 (a) Kumagai Gumi Co Ltd 1,031
78,600 (a) Kurita Water Industries Ltd 3,194
25,016 Kvutzat Acro Ltd 362
24,454 (a) Kyokuto Kaihatsu Kogyo Co Ltd 488
142,410 (a) Kyowa Exeo Corp 2,364
32,222 (a) Kyudenko Corp 1,585
3,627 Kyung Dong Navien Co Ltd 139

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
19,179 (a) L&F Co Ltd $ 1,268
582,844 L3Harris Technologies, Inc 171,106
3,506 Lakshmi Machine Works Ltd 584
649,183 Larsen & Toubro Ltd 29,504
3,900 Legrand S.A. 580
468,805 Leonardo DRS, Inc 15,982
244,257 Leonardo S.p.A. 13,972
56,684 LG Corp 3,176
28,854 (a) LG Energy Solution Ltd 7,379
139,406 Lifco AB 5,283
41,528 (a) LIG Nex1 Co Ltd 12,100
27,200 Lincoln Electric Holdings, Inc 6,518
55,177 Lindab International AB 1,240
15,334 LISI 955
213,400 (a) LIXIL Group Corp 2,581
427,500 (b) LK Technology Holdings Ltd 182
186,226 Lloyds Enterprises Ltd 124
303,733 (a) Lloyds Steels Industries Ltd 190
17,814 (a) Loar Holdings, Inc 1,211
80,263 Lockheed Martin Corp 38,821
93,000 Longwell Co 533
28,977,000 Lonking Holdings Ltd 11,045
28,013 Lotte Corp 515
13,388 LS Cable Ltd 1,863
7,609 (a) LS Eco Energy Ltd 183
9,257 (a) LS Electric Co Ltd 2,966
9,933 LS Marine Solution Co Ltd 206
4,996,000 LT Group, Inc 1,255
8,582 LU-VE S.p.A 395
231,734 Luxfer Holdings plc 3,135
20,292 LX INTERNATIONAL CORP 458
124,312 (b) Maas Group Holdings Ltd 451
2,950,528 Mabuchi Motor Co Ltd 27,135
111,995 Maire Tecnimont S.p.A 1,701
16,139 (a) Makino Milling Machine Co Ltd 1,137
2,025,200 Malaysian Resources Corp Bhd 189
7,731 (b) Manitou BF S.A. 175
3,326,840 Marcopolo S.A. 3,621
58,608 Marcopolo S.A. 61
727,085 Masco Corp 46,141
42,099 (a) Mastec, Inc 9,151
16,060 (a) Matrix Service Co 188
17,300 (a) Max Co Ltd 765
38,250 (a) Mayville Engineering Co Inc 716
1,194 MBB SE 289
658,454 (a) MDA Ltd 12,780
37,000 Mega Union Technology, Inc 814
25,471 Meidensha Corp 907
7,170,870 Melrose Industries plc 56,556
650,103 Metallurgical Corp of China Ltd 276
18,900 (a) METAWATER Co Ltd 405
75,128 (a),(b) Metlen Energy & Metals plc 3,885
390,897 (b) Metso Outotec Oyj 6,801
29,458 (a) Middleby Corp 4,380
31,005 (b) Mildef Group AB 401
4,400 (a),(b) Mirai Industry Co Ltd 97
63,762 (a) MIRAIT ONE corp 1,428
214,000 (a) MISUMI Group, Inc 3,340
14,515,400 Mitsubishi Electric Corp 423,223
7,113,310 (a) Mitsubishi Heavy Industries Ltd 173,653
22,200 (a) Mitsubishi Logisnext Co Ltd 218
19,250 (a),(b) Mitsuboshi Belting Co Ltd 483

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
6,526,900 Mitsui & Co Ltd $ 193,831
73,300 (a) Mitsui Engineering & Shipbuilding Co Ltd 2,617
293,400 (a) Miura Co Ltd 5,698
2,077 (a) MNC Solution Co Ltd 206
3,380 (a) Modine Manufacturing Co 451
71,786 Monadelphous Group Ltd 1,267
488,800 MonotaRO Co Ltd 7,783
21,527 (a),(c) Montana Aerospace AG. 766
66,580 Moog, Inc (Class A) 16,216
213,724 Morgan Crucible Co plc 628
34,451 Morgan Sindall plc 2,159
102,144 Mori Seiki Co Ltd 1,721
152,000 (a) Morita Holdings Corp 2,679
1,671,811 (b) Mota Engil SGPS S.A. 9,705
18,506 (a) MSC Industrial Direct Co (Class A) 1,556
13,325 (a) MTAR Technologies Ltd 359
38,468 MTU Aero Engines Holding AG. 15,946
131,476 Mueller Industries, Inc 15,093
769,078 Mueller Water Products, Inc (Class A) 18,319
2,105,896 (a) Multiply Group PJSC 1,496
94,210 (c) Munters Group AB 1,728
26,286 (a) MYR Group, Inc 5,744
82,400 Nabtesco Corp 1,974
6,733 Nachi-Fujikoshi Corp 187
60,400 (a) Nagase & Co Ltd 1,471
617,300 (a),(b) Namura Shipbuilding Co Ltd 13,934
301,419 NARI Technology Co Ltd 970
1,510,243 National Industries Group Holding SAK 1,466
97,670 Nava Ltd 617
705,199 NBCC India Ltd 958
168,481 NCC AB (B Shares) 4,012
296,220 NCC Ltd 529
296,660 (a) Newpark Resources, Inc 3,536
27,464 Nexans S.A. 4,037
216,612 (a) NEXTracker, Inc 18,869
67,488 (a) NFI Group, Inc 763
677,500 (a) NGK Insulators Ltd 14,539
895,535 Nibe Industrier AB 3,423
41,040 (a) Nichias Corp 1,773
12,445 (a) Nichiha Corp 260
1,895,400 Nidec Corp 25,736
36,909 Ningbo Deye Technology Co Ltd 455
20,900 Ningbo Orient Wires & Cables Co Ltd 179
45,900 Ningbo Sanxing Medical Electric Co Ltd 151
97,059 (a) Nippon Densetsu Kogyo Co Ltd 2,056
22,365 (a) Nishimatsu Construction Co Ltd 817
101,900 (a) Nishio Rent All Co Ltd 3,081
109,431 Nisshinbo Industries, Inc 918
9,300 (a) Nitta Corp 250
18,100 (a) Nitto Boseki Co Ltd 1,177
19,835 (a) Nitto Kogyo Corp 522
40,370 (a) NKT Holding AS 5,041
560,814 Nolato AB 3,754
20,600 (a) Nomura Micro Science Co Ltd 393
448,286 Norconsult Norge AS. 2,040
436,855 (a) Nordex AG. 14,807
22,368 Nordson Corp 5,378
14,266 (a) Noritake Co Ltd 521
24,405 Norma Group SE 415
204,013 Northrop Grumman Corp 116,330
312,773 NRW Holdings Ltd 1,071
1,422,200 (a) NSK Ltd 8,874

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
357,361 (a) NTN Corp $ 840
106,080 (a) NuScale Power Corp 1,503
1,266,427 nVent Electric plc 129,138
924,000 NWS Holdings Ltd 887
7,346 (a) Obara Corp 180
456,000 (a) Obayashi Corp 9,543
156,023 (b) OC Oerlikon Corp AG. 631
34,734 (a) Okuma Holdings, Inc 805
25,200 (a) Okumura Corp 997
23,988 Olectra Greentech Ltd 320
7,330 Omega Flex, Inc 216
193,008 (b) Opus Global Rt 324
35,436 Orascom Construction plc 319
19,348 (a) Organo Corp 1,602
51,706 OSG Corp 755
9 OSRAM Licht AG. 1
34,450 (a) Otokar Otomotiv Ve Savunma Sanayi A.S. 390
34,831 Owens Corning, Inc 3,898
164,470 PACCAR, Inc 18,011
11,801 Palfinger AG. 459
33,198 Paras Defence & Space Technologies Ltd 253
431,927 Parker-Hannifin Corp 379,647
124,351 Peab AB (Series B) 1,147
81,353 Pentair plc 8,472
206,946 (a) Penta-Ocean Construction Co Ltd 2,087
15,169 People & Technology, Inc 396
13,466 Per Aarsleff Holding A.S. 1,845
5,054 (a) Pfisterer Holding SE 452
4,611 (a),(b) Plejd AB 364
2,978,730 (a),(b) Plug Power, Inc 5,868
93,136 PNC Infratech Ltd 261
22,080 (b) PNE AG. 262
33,980 Polycab India Ltd 2,884
13,743 Porr AG. 517
21,736 POSCO Future M Co Ltd 2,822
671,269 Power Construction Corp of China Ltd 500
8,572 Power Mech Projects Ltd 219
81,990 Praj Industries Ltd 295
93,000 Precision Tsugami China Corp Ltd 403
93,940 Primoris Services Corp 11,662
66,278 (a) Proto Labs, Inc 3,353
168,462 Prysmian S.p.A. 16,805
373,147 (a) QinetiQ plc 2,211
132,783 Quanta Services, Inc 56,042
256,911 (a),(b) QXO, Inc 4,956
18,193 (b) R&S Group Holding AG. 362
326,607 Rail Vikas Nigam Ltd 1,299
6,612 (a) Rainbow Robotics 2,159
85,800 (a) Raito Kogyo Co Ltd 1,854
97,573 (a) Ral Yatirim Holding AS. 520
2,931 Rational AG. 2,263
13,054 (a) RBC Bearings, Inc 5,854
394,000 (a),(b) Realord Group Holdings Ltd 679
33,898 (b) Recticel S.A. 389
124,392 Redox Ltd 252
168,671 (b) Reece Ltd 1,501
35,522 Refex Industries Ltd 103
485,013 Regal-Beloit Corp 68,057
580,395 Reliance Worldwide Corp Ltd 1,490
64,255 (a) Renew Holdings plc 770
63,244 RENK Group AG. 3,941
174,800 (a),(b) REPT BATTERO Energy Co Ltd 297

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
333,556 (a) Resideo Technologies, Inc $ 11,715
144,953 (a) Reunert Ltd 547
116,290 REV Group, Inc 7,072
135,787 Rexel S.A. 5,326
130,887 Rheinmetall AG. 238,789
41,591 Richelieu Hardware Ltd 1,199
252,895 (a) Rocket Lab Corp 17,642
57,010 ROCKWOOL A.S. 2,003
8,133,557 Rolls-Royce Holdings plc 125,791
3,912,290 Rotork plc 17,126
416,209 RR Kabel Ltd 6,739
2,580,676 RTX Corp 473,296
64,800 Ruentex Engineering & Construction Co 345
255,321 Run Long Construction Co Ltd 276
44,144 Russel Metals, Inc 1,409
6,214 S&T Dynamics Co Ltd 201
191,065 Saab AB 11,086
413,886 Sacyr Vallehermoso S.A. 1,874
350,203 Safran S.A. 121,982
227,125 Sam Engineering & Equipment M Bhd 208
52,365 (a) Samsung C&T Corp 8,697
315,661 (a) Samsung Engineering Co Ltd 5,259
434,353 (a) Samsung Heavy Industries Co Ltd 7,263
92,506 (a) Samsung Techwin Co Ltd 60,411
1,184,188 Sandvik AB 38,251
7,776 Sanil Electric Co Ltd 701
263,800 (a) Sanki Engineering Co Ltd 9,662
136,341 (a) Sanwa Shutter Corp 3,550
863,000 Sany Heavy Equipment International Holdings Co Ltd 962
347,657 Sany Heavy Industry Co Ltd 1,051
18,900 (a) Sanyo Denki Co Ltd 507
39,691 Saudi Ceramic Co 288
113,310 Savaria Corp 1,881
25,917 Schindler Holding AG. 9,746
14,061 Schindler Holding AG. (Registered) 4,975
33,190 (a) Schneider Electric Infrastructure Ltd 267
940,663 Schneider Electric S.A. 257,342
1,665,900 (b) Seatrium Ltd 2,793
17,828 Sejin Heavy Industries Co Ltd 215
738,791 Senior plc 1,943
27,142 Sensata Technologies Holding plc 904
9,800 (a) Senshu Electric Co Ltd 337
362,973 Service Stream Ltd 542
12,236 SFA Engineering Corp 198
13,288 (b) SFS Group AG. 1,808
146,120 SGH Ltd 4,510
15,442 Shaily Engineering Plastics Ltd 389
40,791 Shakti Pumps India Ltd 329
31,600 Shandong Himile Mechanical Science & Technology Co Ltd 382
475,303 (a) Shanghai Electric Group Co Ltd 587
276,000 Shanghai Industrial Holdings Ltd 511
227,994 Shanghai Mechanical and Electrical Industry Co Ltd 362
229,100 (a) Shanghai Zhenhua Port Machinery Co 63
120,052 Shapir Engineering and Industry Ltd 1,181
37,900 Shenzhen Envicool Technology Co Ltd 580
54,340 Shenzhen Inovance Technology Co Ltd 586
17,936 (a) Shibaura Machine Co Ltd 491
7,400 (a) Shibuya Corp 163
194,000 Shihlin Electric & Engineering Corp 1,044
269,890 (a) Shikun & Binui Ltd 1,561
378,400 (a) Shimizu Corp 6,461
77,900 (a) Shin Nippon Air Technologies Co Ltd 1,566

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
119,026 Shin Zu Shing Co Ltd $ 765
16,600 (a) Shinko Electric Co Ltd 962
109,184 (a) Shinko Plantech Co Ltd 1,697
215,500 (a) Shinmaywa Industries Ltd 2,636
250,700 (a) Shinnihon Corp 3,260
11,654 Shinsung Delta Tech Co Ltd 458
226,200 (a) Shoals Technologies Group, Inc 1,923
115,232 (a),(b) SHO-BOND Holdings Co Ltd 975
235,760 Sichuan Road and Bridge Group Co Ltd 336
1,719,423 Siemens AG. 481,570
754,491 (a) Siemens Energy AG. 105,846
21,327 (a) Siemens Energy India Ltd 606
58,333 Siemens India Ltd 1,991
95,742 (c) Signify NV, Reg S 2,354
170,701 (a) Silex Systems Ltd 972
1,946,300 Sime Darby BHD 1,030
17,642 (a) Simpson Manufacturing Co, Inc 2,849
1,121,000 Singapore Technologies Engineering Ltd 7,325
28,200 (a) Sinko Industries Ltd 255
1,167,500 Sinopec Engineering Group Co Ltd 1,149
441,000 Sinotruk Hong Kong Ltd 1,565
18,870 (a) SiteOne Landscape Supply, Inc 2,350
19,393 (a),(c) SK IE Technology Co Ltd 337
61,603 SK Networks Co Ltd 193
21,677 (a) SK oceanplant Co Ltd 305
57,092 (a) SK Square Co Ltd 14,539
22,530 SK, Inc 4,021
203,986 Skanska AB (B Shares) 5,558
205,049 SKF AB (B Shares) 5,427
20,347 (a) SKF India Industrial Ltd 589
139,628 SM Investments Corp 1,660
13,010 (a),(b) SMA Solar Technology AG. 512
159,600 SMC Corp 55,222
196,052 Smiths Group plc 6,201
21,584 Snap-On, Inc 7,438
87,980 (a) Sociedad Quimica y Minera de Chile S.A. (Class B) 6,198
168,702 (a) Sojitz Holdings Corp 5,247
44,664 Spirax-Sarco Engineering plc 4,082
190,899 (a) SPX Technologies, Inc 38,191
393,679 SRG Global Ltd 787
18,142 (a) Stabilus SE 432
42,246 (b) Stadler Rail AG. 1,068
215,468 (a) StandardAero, Inc 6,180
65,042 Stanley Black & Decker, Inc 4,831
79,786 Stantec, Inc 7,529
16,766 Star Micronics Co Ltd 234
5,480,900 (a),(d) STARK Corp PCL 2
96,315 (a) Sterling and Wilson Renewable 230
2,983,767 Storskogen Group AB 3,760
11,023 (a) STX Engine Co Ltd 261
14,804 (a) STX Enpaco Co Ltd 919
14,246 (b) Sulzer AG. 2,630
150,300 Sumitomo Heavy Industries Ltd 3,986
77,398 Sungrow Power Supply Co Ltd 1,894
183,000 Sunonwealth Electric Machine Industry Co Ltd 929
144,070 (a) Sunrun, Inc 2,651
1,568,800 Sunway BHD 2,173
342,900 Sunway Construction Group BHD 478
63,263 Sunwoda Electronic Co Ltd 237
2,444,500 (a),(b),(d) Superb Summit International Group Ltd 3
6,435,678 (a) Suzlon Energy Ltd 3,777
22,300 (a) SWCC Showa Holdings Co Ltd 1,471

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
151,904 Sweco AB $ 2,478
251,500 Swire Pacific Ltd (Class A) 2,027
573,785 Ta Ya Electric Wire & Cable 691
77,022 Tadano Ltd 523
57,955 (a) Taihan Electric Wire Co Ltd 923
30,429 (a) Taihei Dengyo Kaisha Ltd 421
38,006 (a) Taikisha Ltd 801
685,741 (a) Taisei Corp 64,988
787,000 Taiwan Glass Industrial Corp 865
11,439 (a) Takamatsu Corp 294
30,464 (a) Takara Standard Co Ltd 568
64,082 (a) Takasago Thermal Engineering Co Ltd 1,815
58,600 (a) Takeuchi Manufacturing Co Ltd 2,523
47,400 (a) Takuma Co Ltd 749
1,555,920 (a) Tanco Holdings Bhd 445
1,933,208 (a) Tata Motors Ltd 8,937
1,010,600 Tatung Co Ltd 1,014
207,975 TBEA Co Ltd 661
1,311,056 TD Power Systems Ltd 10,241
37,693 Techno Electric & Engineering Co Ltd 454
3,680,500 Techtronic Industries Co 42,337
740,000 Teco Electric and Machinery Co Ltd 1,983
9,186 Tega Industries Ltd 200
87,996 Tekfen Holding AS 144
17,010 Tennant Co 1,254
142,738 Texmaco Rail & Engineering Ltd 218
227,628 Thales S.A. 61,406
4,210,000 (a) Theme International Holdings Ltd 379
28,259 Thermax Ltd 952
155,620 (a) Thermon Group Holdings, Inc 5,783
78,800 THK Co Ltd 2,017
20,342 (a),(b) Thyssenkrupp Nucera AG. & Co KGaa 210
464,000 (b) Time Interconnect Technology Ltd 1,014
27,401 Timken India Ltd 916
62,601 Titagarh Rail System Ltd 622
28,659 TKH Group NV 1,229
18,728 (a) Tkms AG.& Co KGaA 1,455
42,700 (a) Toa Corp/Tokyo 773
34,311 (a) Tocalo Co Ltd 488
156,056 (a) Toda Corp 1,263
339,275 (a) Toenec Corp 4,191
67,000 (a) TOKAI Holdings Corp 462
61,602 (a) Tokyu Construction Co Ltd 515
166,707 TOMRA Systems ASA 2,234
68,500 Toro Co 5,392
56,868 Toromont Industries Ltd 6,880
19,700 (a) Totech Corp 460
16,977 (a) Totetsu Kogyo Co Ltd 493
99,600 (a) Toto Ltd 2,752
11,100 (b) Toyo Tanso Co Ltd 342
117,100 (a) Toyota Industries Corp 13,275
745,990 Trane Technologies plc 290,339
8,612 TransDigm Group, Inc 11,453
80,278 Transformers & Rectifiers India Ltd 255
27,537 Transrail Lighting Ltd 171
162,235 Travis Perkins plc 1,385
121,563 Trelleborg AB (B Shares) 5,139
378,406 (a) Trex Co, Inc 13,274
113,100 Trinity Industries, Inc 2,990
1,508,958 Triveni Turbine Ltd 9,043
31,567 Troax Group AB 510
37,510 Trusco Nakayama Corp 576

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
53,170 (a) Tsubakimoto Chain Co $ 785
24,000 (a) Tsugami Corp 441
20,600 (a) Tsurumi Manufacturing Co Ltd 282
12,483 Turk Traktor ve Ziraat Makineleri AS 151
508,416 Turkiye Sise ve Cam Fabrikalari AS 453
123,140 Tutor Perini Corp 8,253
132,100 (a) UBTech Robotics Corp Ltd 2,153
7,200 (b) Union Tool Co 392
685,000 United Integrated Services Co Ltd 20,751
70,647 United Rentals, Inc 57,176
56,200 (a) Ushio, Inc 899
252,400 (a) UWC BHD 255
103,927 (a) V2X, Inc 5,669
109,846 (b) Valmet Oyj 3,630
3,557 Valmont Industries, Inc 1,431
16,157 (b),(c) VAT Group AG. 7,757
14,052 (b) VBG Group AB 604
617,856 Ventia Services Group Pty Ltd 2,450
685,519 Vertiv Holdings Co 111,061
604,402 Vestas Wind Systems A.S. 16,347
56,140 Vesuvius India Ltd 301
145,821 Vesuvius plc 778
139,495 V-Guard Industries Ltd 510
68,616 (a) Vicor Corp 7,520
632,373 Vinci S.A. 88,964
87,374 Volex plc 492
4,815 Voltamp Transformers Ltd 421
79,254 Voltas Ltd 1,200
51,000 Voltronic Power Technology Corp 1,570
147,218 Volution Group plc 1,280
992,763 Volvo AB (B Shares) 31,594
5,902 Vossloh AG. 527
44,088 W.W. Grainger, Inc 44,487
19,991 Waaree Renewable Technologies Ltd 216
23,162 Wacker Construction Equipment AG. 664
303,100 (a) Wakita & Co Ltd 3,734
2,240,008 Walsin Lihwa Corp 2,264
301,457 Wartsila Oyj (B Shares) 10,673
9,448,700 (a),(d) Waskita Karya Persero Tbk PT   0^
14,657 (b) Watsco, Inc 4,939
48,483 Watts Water Technologies, Inc (Class A) 13,382
307,334 Webuild SpA 1,224
11,571,050 WEG S.A. 102,218
1,207,709 Weichai Power Co Ltd 2,931
264,486 Weichai Power Co Ltd (Class A) 651
194,121 Weir Group plc 7,420
24,600 Welspun Enterprises Ltd 142
35,183 WESCO International, Inc 8,607
17,430 (a) West Holdings Corp 170
287,807 Westinghouse Air Brake Technologies Corp 61,432
14,466,600 (a),(d) Wijaya Karya Persero Tbk PT 89
75,987 WillScot Mobile Mini Holdings Corp 1,431
43,540 Wilson Bayly Holmes-Ovcon Ltd 440
61,700 Wolong Electric Group Co Ltd 434
23,974 Woodward Inc 7,248
1,116,095 Worley Ltd 9,320
91,424 WSP Global, Inc 16,554
472,838 XCMG Construction Machinery Co Ltd 784
135,767 Xinjiang Goldwind Science & Technology Co Ltd - A 397
267,200 (a) Xinte Energy Co Ltd 253
1,396,589 (b) Xinyi Glass Holdings Co Ltd 1,485
9,429 (a),(b) Xometry, Inc 561

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
56,505 Xylem, Inc $ 7,695
18,080 YAMABIKO Corp 343
38,370 (a) Yamazen Corp 364
7,101,600 Yangzijiang Shipbuilding Holdings Ltd 19,185
921,534 Yankey Engineering Co Ltd 16,327
167,700 (a) Yaskawa Electric Corp 5,098
323,430 Yazicilar Holding AS 216
25,179 (a) Yokogawa Bridge Holdings Corp 486
9,852 (a) Yuasa Trading Co Ltd 336
214,500 (a) Yurtec Corp 3,772
6,265 Zehnder Group AG. 639
35,071 Zen Technologies Ltd 535
80,663 Zhejiang Chint Electrics Co Ltd 322
66,538 Zhejiang Huayou Cobalt Co Ltd 650
75,700 Zhejiang Sanhua Intelligent Controls Co Ltd 600
96,900 Zhengzhou Yutong Bus Co Ltd 453
36,233 Zhuzhou CRRC Times Electric Co Ltd 266
295,200 Zhuzhou CSR Times Electric Co Ltd 1,428
343,339 (a) Zoomlion Heavy Industry Science and Technology Co Ltd - A 424
TOTAL CAPITAL GOODS 13,621,003
COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
257,180 (a) ACV Auctions, Inc 2,063
128,298 (b) Adecco S.A. 3,695
75,929 (b) AFRY AB 1,229
448,683 ALS Ltd 6,573
248,689 (a) Amentum Holdings, Inc 7,212
151,028 Arcadis NV 6,300
5,442 (b) Assystem 272
183,865 Automatic Data Processing, Inc 47,296
60,190 Barrett Business Services, Inc 2,179
104,400 (a) BayCurrent Consulting, Inc 4,329
25,786 (c) Befesa S.A. 891
26,500 (a) Bell System24 Holdings, Inc 243
2,318 (a) Benefit Systems S.A. 2,262
145,358 Bilfinger Berger AG. 18,187
61,500 Binjiang Service Group Co Ltd 188
94,170 BLS International Services Ltd 337
50,347 Booz Allen Hamilton Holding Corp 4,247
19,539 Boyd Group Services, Inc 3,112
978,282 Brambles Ltd 14,939
157,955 (c) Bravida Holding AB 1,534
152,830 Brink's Co 17,840
49,078 Broadridge Financial Solutions, Inc 10,953
9,145 (a) CACI International, Inc (Class A) 4,873
210,292 (a) Casella Waste Systems, Inc (Class A) 20,596
16,826 Cewe Stiftung & Co KGAA 2,047
2,785,000 China Everbright Environment Group Ltd 1,724
51,100 (a) Cimpress plc 3,403
219,105 Cintas Corp 41,207
149,107 (a),(b) Clarivate plc 498
8,762 (a) Clean Harbors, Inc 2,054
520,000 Cleanaway Co Ltd 522
1,704,711 Cleanaway Waste Management Ltd 2,939
115,211 CMS Info Systems Ltd 435
175,840 (a) Computer Age Management Services Ltd 1,452
373,774 Computershare Ltd 8,471
72,700 Concentrix Corp 3,023
713,590 (a) Copart, Inc 27,937
1,320,000 (a),(b),(d) CT Environmental Group Ltd 2
1,417,700 CTOS Digital Bhd 281
32,000 (a) Daiei Kankyo Co Ltd 794
32,465 (a) Daiseki Co Ltd 704

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
3,699 Danel Adir Yeoshua Ltd $ 548
71,718 (a) Derichebourg 570
21,164 (a) dip Corp 299
6,028 DO & CO AG. 1,466
14,291 Doms Industries Ltd 416
502,550 Downer EDI Ltd 2,655
31,198 (a) Duskin Co Ltd 848
198,000 Dynagreen Environmental Protection Group Co Ltd 132
18,137 eClerx Services Ltd 947
27,000 ECOVE Environment Corp 255
280,321 Element Fleet Management Corp 7,363
123,999 (b) Elis S.A. 3,519
19,309 eMudhra Ltd 122
29,402 Equifax, Inc 6,380
273,146 (a) ExlService Holdings, Inc 11,592
318,454 Experian Group Ltd 14,358
19,850 (b) Fila S.p.A 227
271,322 Firstsource Solutions Ltd 1,014
25,589 (a) Fiverr International Ltd 506
1,105,700 Frontken Corp Bhd 1,136
12,724 (a) FTI Consulting, Inc 2,174
55,108 (b) Funai Soken Holdings, Inc 403
11,303 (a) GDI Integrated Facility Services, Inc 298
67,792 Genpact Ltd 3,171
344,689 GFL Environmental, Inc 14,807
4,868 GL Events 170
152,096 GlobalData plc 227
349,822 (c) GPS Participacoes e Empreendimentos S.A. 1,029
1,206,273 Hays plc 912
645,997 (a) Healthcare Services Group 12,351
12,126 Hilan Ltd 1,005
163,670 HNI Corp 6,881
170,896 Indian Railway Catering & Tourism Corp Ltd 1,303
5,730,200 Infomart Corp 15,499
9,301 (a),(b) Innodata, Inc 474
86,600 Insperity, Inc 3,353
78,081 International Gemmological Institute India Ltd 292
56,160 Intrum Justitia AB 236
54,454 ION Exchange India Ltd 231
174,585 IPH Ltd 409
111,474 ISS A.S. 3,798
32,200 Itoki Corp 501
457,400 JAC Recruitment Co Ltd 3,108
108,200 (a) Japan Elevator Service Holdings Co Ltd 1,199
317,342 Johnson Service Group plc 577
231,900 Kanzhun Ltd (ADR) 4,726
52,792 KBR, Inc 2,122
330,311 (a) KEPCO Plant Service & Engineering Co Ltd 11,346
236,032 Kokuyo Co Ltd 1,319
118,550 L&K Engineering Co Ltd 2,077
41,370 (a) Latent View Analytics Ltd 211
546,910 (a) Legalzoom.com, Inc 5,431
53,706 Leidos Holdings, Inc 9,689
245,516 Loomis AB 10,371
32,564 (b) Mader Group Ltd 166
198,690 Maharah Human Resources Co 341
19,510 Manpower, Inc 580
12,162 (a) Matsuda Sangyo Co Ltd 409
271,766 MAXIMUS, Inc 23,459
39,042 McMillan Shakespeare Ltd 444
54,384 (a) Meitec Corp 1,231
222,932 Michael Page International plc 702

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
936,950 (a) Mitie Group $ 2,102
21,644 (b) Mitsubishi Pencil Co Ltd 300
117,449 (a) Montrose Environmental Group, Inc 2,916
15,661 MSA Safety, Inc 2,508
4,425,966 My EG Services Bhd 882
27,312 NICE Information Service Co Ltd 323
13,700 (a) Nippon Kanzai Holdings Co Ltd 244
629,448 (a) Nomura Co Ltd 5,350
43,728 (a) Okamura Corp 640
43,647 (a) Open Up Group, Inc 514
160,240 (a) OPENLANE, Inc 4,772
40,700 (a) Orizon Valorizacao de Residuos S.A. 518
92,600 (a) Park24 Co Ltd 1,235
539,319 Parkin Co PJSC 835
22,219 (a) Parsons Corp 1,373
14,100 (a) Pasona Group, Inc 182
34,198 Paychex, Inc 3,836
21,400 (a) Paylocity Holding Corp 3,263
1,277,100 (a) Persol Holdings Co Ltd 2,370
20,642 Pilot Corp 643
1,172,410 (a) Planet Labs PBC 23,120
71,827 (a) Prestige International, Inc 334
220,743 (b),(c) Prosegur Cash S.A. 164
672,665 Prosegur Cia de Seguridad S.A. 2,051
520,700 (a) Raksul, Inc 5,859
65,919 Randstad Holdings NV 2,503
129,925 RB Global, Inc 13,376
78,071 RB Global, Inc 8,031
1,014,400 Recruit Holdings Co Ltd 57,001
1,760,062 RELX plc 70,907
2,689,925 Rentokil Initial plc 16,049
179,355 Republic Services, Inc 38,011
77,422 RITES Ltd 210
41,654 Robert Half International, Inc 1,131
118,260 Rollins, Inc 7,098
13,785 (a) S1 Corp (Korea) 690
1,229,861 Sagility Ltd 712
32,110 Saudi Airlines Catering Co 688
103,613 Saudi Manpower Solutions Co 146
19,324 Science Applications International Corp 1,945
22,214 (a),(b) Sdiptech AB 460
1,845 (b) Seche Environnement S.A. 159
299,108 Securitas AB (B Shares) 4,757
4,640,557 Serco Group plc 17,444
144,344 (b) SGS S.A. 16,557
34,894 (a) SIS Ltd 130
93,051 SmartGroup Corp Ltd 566
57,187 (a) SMS Co Ltd 492
15,604 (b) Societe BIC S.A. 943
270,700 (a) Sohgo Security Services Co Ltd 2,127
441,306 SPIE S.A. 25,442
59,000 Sporton International, Inc 300
188,000 Taiwan Secom Co Ltd 645
140,000 Taiwan-Sogo Shinkong Security Corp 182
39,597 Teleperformance 2,866
309,614 Tetra Tech, Inc 10,384
110,035 Thomson Reuters Corp 14,521
45,000 (a),(b) Timee, Inc 364
159,440 (a) TKC 4,391
16,461 (a) Trans Cosmos, Inc/Japan 408
259,337 TransUnion 22,238
32,200 (a) TRE Holdings Corp 331

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
73,030 (a) TriNet Group, Inc $ 4,318
126,900 (a),(c) Tuhu Car, Inc 264
1,612,364 (a) Union Properties PJSC 368
350,400 (a) Upwork, Inc 6,945
317,985 (a),(b) UT Group Co Ltd 403
385,613 Veralto Corp 38,476
58,951 Verisk Analytics, Inc 13,187
780,960 (a) Verra Mobility Corp 17,501
18,100 (a) Visional, Inc 1,157
151,153 Waste Connections, Inc 26,506
43,637 Waste Connections, Inc 7,653
334,692 Waste Management, Inc 73,535
26,972 (a) Willdan Group, Inc 2,796
338,668 Wolters Kluwer NV 35,078
231,000 (a),(b),(d) Youyuan International Holdings Ltd   0^
51,960 Zhejiang Weiming Environment Protection Co Ltd 189
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,121,143
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.9%
75,100 (a) ABC-Mart, Inc 1,273
1,952,245 Abu Dhabi National Oil Co for Distribution PJSC 2,073
88,115 Academy Sports & Outdoors, Inc 4,402
353,816 Accent Group Ltd 223
6,071,700 ACE Hardware Indonesia Tbk PT 149
20,230 (a) Adastria Holdings Co Ltd 372
273,352 (a) Aditya Birla Fashion and Retail Ltd 234
273,352 (a) Aditya Birla Lifestyle Brands Ltd 389
44,575 (c) Aditya Vision Ltd 242
46,238 Aldrees Petroleum and Transport Services Co 1,576
120,881 Ali Alghanim Sons Automotive Co KSCC 444
25,017,544 Alibaba Group Holding Ltd 459,346
372,507 (b) Alibaba Group Holding Ltd (ADR) 54,602
2,243,297 (a),(c) Allegro.eu S.A. 19,250
11,290 (a),(b) Alpen Co Ltd 166
127,682 (a) AlSaif Stores For Development & Investment Co 214
13,629,200 (a) Amazon.com, Inc 3,145,892
513,390 (a) American Eagle Outfitters, Inc 13,538
237,703 (a) AO World plc 363
18,600 (a) AOKI Holdings, Inc 215
34,000 (a) Aoyama Trading Co Ltd 551
21,044 (a) Arata Corp 413
37,376 (a) Arc Land Sakamoto Co Ltd 461
63,892 (a) Aritzia, Inc 5,463
57,317 Arvind Fashions Ltd 319
14,700 (a) Asbury Automotive Group, Inc 3,418
34,628 (a) ASKUL Corp 310
64,182 Auto Partner S.A. 296
98,848 (a),(c) Auto1 Group SE 3,134
47,488 (a) Autobacs Seven Co Ltd 500
14,190 Autohellas Tourist and Trading S.A. 192
11,234 (a) Autonation, Inc 2,320
37,987 (a) Autozone, Inc 128,833
2,713,401 B&M European Value Retail S.A. 6,151
236,658 (b) Bapcor Ltd 326
127,220 Bath & Body Works, Inc 2,555
35,205 (a) Belluna Co Ltd 224
81,410 Best Buy Co, Inc 5,449
75,400 (a),(b) BIC CAMERA, Inc 809
47,594 (a) Bilia AB 693
92,977 (a) Boot Barn Holdings, Inc 16,408
37,956 (a),(b),(c) Boozt AB 465
537,000 (a),(b),(d) Boshiwa International Holding Ltd 1
65,149 (a) BrainBees Solutions Ltd 208

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
171,780 (a) Buckle, Inc $ 9,176
39,762,900 (a) Bukalapak.com PT Tbk 376
110,800 C&A Modas Ltd 256
35,115 (a),(b) Canadian Tire Corp Ltd 4,450
24,044 (a) Carasso Motors Ltd 268
61,861 (a) Carmax, Inc 2,390
32,258 (a) Cartrade Tech Ltd 1,015
56,909 (a) Carvana Co 24,017
33,934 (a) CCC S.A. 1,126
755,000 (a) CCOOP Group Co Ltd 270
110,602 (a) CECONOMY AG. 582
14,700 (a) Central Automotive Products Ltd 177
91,919 (a) Chewy, Inc 3,038
161,000 China Tobacco International HK Co Ltd 736
4,521,617 China Tourism Group Duty Free Corp Ltd 61,229
1,244,600 (b) Chow Tai Fook Jewellery Group Ltd 1,988
66,112 (a) Clas Ohlson AB (B Shares) 2,174
712,200 Com7 PCL (Foreign) 442
894,900 Cosan SA Industria e Comercio 863
550,786 (a) Coupang, Inc 12,993
1,806,992 Currys plc 3,061
70,546 (a) DCM Holdings Co Ltd 732
35,834 Delek Automotive Systems Ltd 273
14,742 Dieteren S.A. 2,655
1,245 (b) Dillard's, Inc (Class A) 755
805,494 Dogan Sirketler Grubu Holdings 318
62,622 Dogus Otomotiv Servis ve Ticaret AS 274
711,742 (a) Dollarama, Inc 106,376
193,000 (a) Doshisha Co Ltd 4,073
27,697 (a) Douglas AG. 405
98,347 Dunelm Group plc 1,498
126,829 Eagers Automotive Ltd 2,081
190,108 eBay, Inc 16,558
60,678 (a) EDION Corp 821
240,082 Empresas COPEC S.A. 1,880
7,370 (a) Ethos Ltd 244
138,657 (a) Etsy, Inc 7,687
114,689 (c) Europris ASA 1,088
634,000 Far Eastern Department Stores Co Ltd 444
59,546 (a) Fawaz Abdulaziz Al Hokair & Co 303
19,072 Fielmann AG. 973
39,900 (a) Five Below, Inc 7,516
9,035 (b) Fnac Darty SA 307
249,846 Foschini Ltd 1,261
6,386 Fox Wizel Ltd 628
89,063 (a) Frasers Group plc 810
301,900 (a) FSN E-Commerce Ventures Ltd 891
172,587 (a) GameStop Corp (Class A) 3,466
52,500 Gap, Inc 1,344
67,218 (a) GigaCloud Technology, Inc 2,640
82,739 (a) Global-e Online Ltd 3,252
557,532,700 (a) GoTo Gojek Tokopedia Tbk PT 2,132
11,377 Groupe Dynamite, Inc 685
38,100 (a) Gulliver International Co Ltd 312
290,200 (a) Happinet Corp 5,452
422,766 Harvey Norman Holdings Ltd 1,952
1,529,909 Home Depot, Inc 526,442
3,395,300 Home Product Center PCL 716
29,076 Hornbach Holding AG. & Co KGaA 2,849
187,591 Hotai Motor Co Ltd 3,278
24,557 (a) Hotel Shilla Co Ltd 761
10,775 Hyundai Department Store Co Ltd 662

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
246,756 Inchcape plc $ 2,558
187,534 Industria de Diseno Textil S.A. 12,371
242,700 (a) Isetan Mitsukoshi Holdings Ltd 3,525
27,200 (a) Izumi Co Ltd 521
183,700 (a) J Front Retailing Co Ltd 2,575
378,770 Jarir Marketing Co 1,291
82,150 JB Hi-Fi Ltd 5,259
5,290,510 JD.com, Inc 76,073
8,942 (a),(b) JINS Holdings, Inc 316
38,274 (a) Joyful Honda Co Ltd 520
72,734 JUMBO S.A. 2,385
14,205 (a) Kohnan Shoji Co Ltd 364
15,752 (a) Komeri Co Ltd 344
96,428 (a) K's Holdings Corp 996
19,418 Leon's Furniture Ltd 396
27,922 Lithia Motors, Inc (Class A) 9,279
107,995 LKQ Corp 3,261
798,760 Lojas Renner S.A. 1,956
9,738 Lotte Shopping Co Ltd 490
48,832 (b) Lovisa Holdings Ltd 951
553,327 Lowe's Cos, Inc 133,440
222,561 Luk Fook Holdings International Ltd 672
316,700 Macy's, Inc 6,983
289,275 Magazine Luiza S.A. 470
9,142,100 Map Aktif Adiperkasa PT 366
25,803 Matas A.S. 506
23,924 (a) Mercadolibre, Inc 48,189
87,100 (a) Mercari, Inc 1,754
311,400 MINISO Group Holding Ltd 1,462
6,772,200 Mitra Adiperkasa Tbk PT 473
30,299 Mobilezone Holding AG. 504
58,800 momo.com, Inc 388
512,296 (b) Monro Muffler, Inc 10,266
220,431 (a) Moonpig Group plc 603
99,704 Motus Holdings Ltd 734
2,176,300 (c) MR DIY Group M Bhd 819
196,143 Mr Price Group Ltd 2,073
7,162 Murphy USA, Inc 2,890
4,070,768 Myer Holdings Ltd 1,289
1,738,007 Naspers Ltd 115,910
37,720 Nextage Co Ltd 666
24,379 (a) Nice One Beauty Digital Marketing Co 116
61,868 Nick Scali Ltd 970
25,035 (a) Nishimatsuya Chain Co Ltd 327
146,472 (a) Nojima Corp 1,113
25,796 (a) Ollie's Bargain Outlet Holdings, Inc 2,827
3,801,227 (a) O'Reilly Automotive, Inc 346,710
50,100 Oriental Holdings BHD 84
678,260 (a),(b) Overstock.com, Inc 3,703
59,677 (a),(b),(d) Ozon Holdings plc (ADR) 1
66,512 (a) Pal Co Ltd 862
88,015 (a) PALTAC Corp 2,713
15,000 (a) Pan German Universal Motors Ltd 134
1,291,610 (a) PC Jeweller Ltd 137
739,228 (a) PDD Holdings, Inc (ADR) 83,821
7,807 Penske Auto Group, Inc 1,236
132,839 (c) Pepco Group NV 1,105
2,185,643 (a),(c) Pepkor Holdings Ltd 3,492
44,161 Pet Valu Holdings Ltd 897
860,500 (a) Petco Health & Wellness Co, Inc 2,418
191,680 Petronas Dagangan BHD 942
1,754,750 Pets at Home Group PLC 4,671

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
13,878 Pool Corp $ 3,175
331,800 (c) Pop Mart International Group Ltd 8,005
48,930 Poya International Co Ltd 684
72,693 Premier Investments Ltd 667
996,191 Prosus NV 61,683
59,602 Puuilo Oyj 888
301,230 (a) RattanIndia Enterprises Ltd 138
1,213,980 (a) RealReal, Inc 19,157
78,140 Redtape Ltd 108
15,735 Retailors Ltd 210
64,762 (a),(b) RH 11,602
623,918 Ripley Corp S.A. 291
618,470 Ross Stores, Inc 111,411
177,421 (b) Rusta AB 1,662
215,000 (a) Ryohin Keikaku Co Ltd 3,796
395,335 SACI Falabella 2,758
135,620 (a) Sally Beauty Holdings, Inc 1,934
27,800 (a) Saudi Automotive Services Co 411
51,664 Senco Gold Ltd 183
36,781 (a) Seria Co Ltd 815
235,500 (a) Shimamura Co Ltd 15,345
4,528 Shinsegae Co Ltd 776
31,534 (a) Shoppers Stop Ltd 135
969,508 Siam Global House PCL 195
250,888 Signet Jewelers Ltd 20,794
25,667 (a) Silicon2 Co Ltd 688
169,370 Sonic Automotive, Inc (Class A) 10,477
118,687 Super Retail Group Ltd 1,267
11,510 (b) Supply Network Ltd 249
74,901 Synsam AB 548
221,302 (a) Takashimaya Co Ltd 2,321
62,757 (a) Temple & Webster Group Ltd 571
5,988 Thanga Mayil Jewellery Ltd 215
483,439 (a),(b) THG plc 298
755,270 (a) ThredUp, Inc 4,826
3,031,646 TJX Cos, Inc 465,691
198,605 (b) Tokmanni Group Corp 1,797
1,805,000 (c) Topsports International Holdings Ltd 676
113,614 Trent Ltd 5,418
292,553 Truworths International Ltd 1,006
60,965 (a) Ulta Beauty, Inc 36,884
467,161 Ultrapar Participacoes S.A. 1,764
31,690 United Electronics Co 713
182,000 Upbound Group, Inc 3,196
310,700 (a) USS Co Ltd 3,400
8,915 (a) V2 Retail Ltd 242
120,620 (a) Valvoline, Inc 3,505
671,016 Vibra Energia S.A. 3,097
38,930 (a) Victoria's Secret & Co 2,109
194,280 Vipshop Holdings Ltd (ADR) 3,437
617,111 (a) Vishal Mega Mart Ltd 937
37,260 (a) V-Mart Retail Ltd 297
227,254 (a) Warby Parker, Inc 4,952
168,512 (a),(c) Watches of Switzerland Group plc 1,068
41,251 (a) Wayfair, Inc 4,142
225,975 We Buy Cars Holdings Ltd 653
814,816 Wesfarmers Ltd 43,897
96,843 (a) WH Smith plc 832
349,510 Williams-Sonoma, Inc 62,419
672,862 Woolworths Holdings Ltd 2,275
14,400 (a) Workman Co Ltd 604
740,000 (a),(b) XXF Group Holdings Ltd 762

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
383,200 (a) Yamada Denki Co Ltd $ 1,269
51,066 (a) Yellow Hat Ltd 535
302,558 (a),(c) Zalando SE 8,928
86,700 Zhejiang China Commodities City Group Co Ltd 198
480,500 Zhongsheng Group Holdings Ltd 719
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,601,755
CONSUMER DURABLES & APPAREL - 1.8%
756,000 361 Degrees International Ltd 588
181,000 Ability Enterprise Co Ltd 446
89,119 (b) Adidas-Salomon AG. 17,635
1,281,452 Aksa Akrilik Kimya Sanayii AS. 293
974,579 (a) Alok Industries Ltd 174
970,777 Alpargatas S.A. 2,112
15,247 (a) Amber Enterprises India Ltd 1,084
210,429 (a) Amer Sports, Inc 7,859
781,355 Anta Sports Products Ltd 8,114
50,591 Arcelik AS 119
100,047 Arvind Ltd 354
505,400 Asics Corp 12,133
99,664 (a) Asmodee Group AB 1,143
60,889 Azorim-Investment Development & Construction Co Ltd 354
103,457 Azzas 2154 S.A. 474
37,484 Bajaj Electricals Ltd 199
39,861 Bata India Ltd 418
2,939 Beijing Roborock Technology Co Ltd 64
89,245 Bellway plc 3,286
26,884 (b) Beneteau S.A. 261
74,605 Berkeley Group Holdings plc 3,927
533,001 (a),(b) BK LC Lux Finco 2 Sarl 21,800
2,956,472 Bosideng International Holdings Ltd 1,696
251,200 Bovis Homes Group plc 2,162
75,702 (b) Breville Group Ltd 1,482
26,026 (b) BRP, Inc 1,840
25,542 (b) Brunello Cucinelli S.p.A 2,930
27,837 Brunswick Corp 2,067
268,586 Burberry Group plc 4,567
4,169,464 Cairn Homes plc 10,143
58,262 Campus Activewear Ltd 170
33,662 (a) Canada Goose Holdings, Inc 436
142,500 Casio Computer Co Ltd 1,155
8,180 (a) Cavco Industries, Inc 4,832
30,229 Cello World Pvt Ltd 182
125,300 Chervon Holdings Ltd 316
225,000 Chow Sang Sang Hldg 354
819,881 Cie Financiere Richemont S.A. 176,808
11,347,851 Coats Group plc 12,897
33,852 (a) Coway Co Ltd 2,038
187,033 Crest Nicholson Holdings plc 360
66,167 (a) Crocs, Inc 5,659
1,249,565 Crompton Greaves Consumer Electricals Ltd 3,511
319,000 (c) Crystal International Group Ltd 275
117,400 Cury Construtora e Incorporadora S.A. 691
208,500 Cyrela Brazil Realty S.A. 1,124
7,630 Danya Cebus Ltd 340
52,837 De'Longhi S.p.A. 2,249
7,212 Delta Galil Ltd 394
278,100 Direcional Engenharia S.A. 717
22,671 Dixon Technologies India Ltd 3,059
110,775 DR Horton, Inc 15,955
457,878 (a) Dr. Martens PLC 473
74,000 Dream International Ltd 78
122,869 Eclat Textile Co Ltd 1,503

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
21,600 Ecovacs Robotics Co Ltd $ 250
10,436 Electra Consumer Products 1970 Ltd 355
158,512 (a) Electrolux AB 1,088
37,257 (a) ES-Con Japan Ltd 282
45,462 (a) Eureka Forbes Ltd 313
11,739 (a) F&F Co Ltd 556
298,755 Feng TAY Enterprise Co Ltd 1,106
117,726 (b) Ferretti S.p.A 423
24,654 (a),(d) FF Group   0^
94,600 (a),(b) Fields Corp 1,117
27,792 Fila Holdings Corp 824
721,000 Formosa Taffeta Co Ltd 365
339,999 (a),(d) Fuguiniao Co Ltd   0^
98,334 Fulgent Sun International Holding Co Ltd 319
74,000 Fusheng Precision Co Ltd 601
24,715 (a) Games Workshop Group plc 6,288
30,610 (a) Garmin Ltd 6,209
44,685 Garware Technical Fibres Ltd 348
223,000 Giant Manufacturing Co Ltd 656
122,962 Gildan Activewear, Inc 7,686
410,735 (a),(c) Glenveagh Properties plc (London) 939
101,784 (a) GN Store Nord 1,692
45,438 (a) Gokaldas Exports Ltd 377
43,341 (a) Goldwin, Inc 694
107,100 Gree Electric Appliances, Inc of Zhuhai 616
241,300 Grendene S.A. 202
22,136 (a) Gunze Ltd 605
1,510,801 Haier Smart Home Co Ltd 4,718
239,707 Haier Smart Home Co Ltd 895
5,846 (a) Hanssem Co Ltd 187
13,063 (b) Harvia Oyj 656
162,069 Hasbro, Inc 13,290
181,972 (a) Haseko Corp 3,615
12,251 Hermes International 30,417
466,000 (a),(d) HOSA International Ltd 1
34,331 Hugo Boss AG. 1,447
116,200 (a) Iida Group Holdings Co Ltd 1,868
75,375 Indo Count Industries Ltd 238
25,510 Japan Wool Textile Co Ltd 289
48,066 (b) JM AB 723
996,000 JNBY Design Ltd 2,484
81,000 Johnson Health Tech Co Ltd 389
708,000 (c) JS Global Lifestyle Co Ltd 176
116,400 (a) JVC KENWOOD Holdings, Inc 896
262,323 Kalyan Jewellers India Ltd 1,419
8,660 Kaufman & Broad S.A. 304
426,032 Kering 148,872
83,835 KPR Mill Ltd 882
8,800 (a) Kurabo Industries Ltd 477
46,000 Lai Yih Footwear Co Ltd 366
156,700 Laopu Gold Co Ltd 12,523
152,259 Lennar Corp (Class A) 15,652
4,023 (b) Lennar Corp (Class B) 383
64,866 LG Electronics, Inc 4,139
1,466,121 Li Ning Co Ltd 3,523
687 LPP S.A. 3,970
44,856 (a) Lululemon Athletica, Inc 9,321
518,562 LVMH Moet Hennessy Louis Vuitton S.A. 390,859
5,970 (a) M/I Homes, Inc 764
173,560 Makalot Industrial Co Ltd 1,593
1,290,984 Man Wah Holdings Ltd 759
6,442 (a),(d) Mariella Burani S.p.A.  0^

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
28,747 (b) Marimekko Oyj $ 436
130,163 (a) Mattel, Inc 2,582
7,267,289 (c) Mavi Giyim Sanayi Ve Ticaret AS. 7,356
140,000 Merida Industry Co Ltd 367
174,112 Merry Electronics Co Ltd 541
262,500 Midea Group Co Ltd 2,869
136,600 Midea Group Co Ltd 1,527
19,681 MIPS AB 751
42,300 (a) Mizuno Corp 836
21,603 (a) Mohawk Industries, Inc 2,361
1,537,657 Moncler S.p.A 98,287
325,700 (a) MRV Engenharia e Participacoes S.A. 462
7,600 (a) Nagawa Co Ltd 313
19,486 (c) Neinor Homes S.A. 434
71,678 (b) New Wave Group AB 886
113,448 Nien Made Enterprise Co Ltd 1,303
2,189,763 Nike, Inc (Class B) 139,510
188,800 (a) Nikon Corp 2,108
667,253 Noritsu Koki Co Ltd 7,921
18,631 (b) Noritz Corp 237
17,331 (a) NVR, Inc 126,391
33,743 (a) On Holding AG. 1,568
85,300 (a) Onward Kashiyama Co Ltd 400
54,600 Open House Group Co Ltd 3,205
119,320 (c) OVS S.p.A 677
3,530 Page Industries Ltd 1,418
402,000 (a),(d) Peace Mark Holdings Ltd   0^
12,202 Pearl Global Industries Ltd 220
1,942,025 (a),(b) Peloton Interactive, Inc 11,963
1,247,583 Persimmon plc 22,804
20,656 (a),(d) PIK Group (GDR)   0^
1,545,000 Pou Chen Corp 1,479
4,258,429 PRADA S.p.A 24,622
250,594 Pulte Homes, Inc 29,385
77,644 Puma AG. Rudolf Dassler Sport 2,015
50,297 (a) Rajesh Exports Ltd 103
53,519 Ralph Lauren Corp 18,925
20,156 (a) Raymond Lifestyle Ltd 234
43,517 Relaxo Footwears Ltd 196
76,500 (a) Rinnai Corp 1,936
28,380 Rocky Brands, Inc 832
9,500 Roland Corp 217
455,027 Ruentex Industries Ltd 798
16,656 Safari Industries India Ltd 403
29,853 (a),(b) Salvatore Ferragamo S.p.A 286
268,124 (a) Sangetsu Co Ltd 5,329
137,800 (a) Sankyo Co Ltd 2,237
12,839 (b) Sanlorenzo S.p.A 454
16,687 (b) SEB S.A. 962
650,500 (a) Sega Sammy Holdings, Inc 10,155
20,900 (a) Seiko Holdings Corp 972
117,600 Sekisui House Ltd 2,624
34,826 (a) SharkNinja Global SPV Ltd 3,897
183,200 (a) Sharp Corp 901
30,636 (a) Sheela Foam Ltd 200
515,538 Shenzhou International Group Holdings Ltd 4,062
53,199 Shimano, Inc 5,563
181,400 Sichuan Changhong Electric Co Ltd 237
94,120 (a) Skyline Champion Corp 7,953
568,000 (b) Skyworth Group Ltd 343
376,030 (a) Sonos, Inc 6,603
23,623,072 Sony Corp 605,955

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
118,590 (c) Spin Master Corp $ 1,646
47,000 Sports Gear Co Ltd 158
407,000 Stella International Holdings Ltd 782
554,905 Steven Madden Ltd 23,106
347,691 (b) Sumitomo Forestry Co Ltd 3,539
71,586 Swan Energy Ltd 374
271,097 Symphony Ltd 2,660
1,003,000 Tainan Spinning Co Ltd 422
152,000 Taiwan Paiho Ltd 244
74,000 Taiwan Sakura Corp 197
13,700 (a),(b) Tama Home Co Ltd 313
102,400 Tamron Co Ltd 677
181,388 Tapestry, Inc 23,176
231,254 (a) Taylor Morrison Home Corp 13,614
21,943,520 Taylor Wimpey plc 31,752
767,000 TCL Electronics Holdings Ltd 1,025
534,992 (c) Technogym S.p.A 10,096
102,347 Tempur Sealy International, Inc 9,137
82,560 (b),(c) Thule Group AB 2,132
220,803 Titan Co Ltd 9,968
3,990 (a) Token Corp 374
40,325 Toll Brothers, Inc 5,453
64,001 (a) Tomy Co Ltd 1,127
11,803 (a) TopBuild Corp 4,924
36,000 Topkey Corp 185
500,121 (a) Tri Pointe Homes, Inc 15,739
1,051,807 Trident Ltd 313
44,648 TTK Prestige Ltd 307
82,419 Vardhman Textiles Ltd 403
37,252 Vedant Fashions Ltd 242
52,655 VIP Industries Ltd 224
3,168,000 (a) Viva Goods Company Ltd 257
100,900 Vivara Participacoes S.A. 610
56,700 Vulcabras Azaleia S.A. 207
27,713 (a) Wacoal Holdings Corp 782
170,540 Welspun India Ltd 249
22,389 (b) Whirlpool Corp 1,615
49,893 Whirlpool of India Ltd 500
102,993 Wiselink Co Ltd 548
1,187,500 Xtep International Holdings Ltd 811
279,200 (a) Yamaha Corp 1,947
147,704 (a) YETI Holdings, Inc 6,524
107,409 (a),(b) YIT Oyj 393
45,500 (a) Yonex Co Ltd 964
16,819 Youngone Corp 955
2,511 Youngone Holdings Co Ltd 334
568,000 Yue Yuen Industrial Holdings 1,165
26,900 (a) Zojirushi Corp 269
TOTAL CONSUMER DURABLES & APPAREL 2,399,356
CONSUMER SERVICES - 1.8%
363,323 (c) AcadeMedia AB 3,894
719,510 Accor S.A. 40,563
928,638 ADT, Inc 7,494
12,629 Afya Ltd 195
82,031 (a) Airbnb, Inc 11,133
1,263,243 Alef Education Holding plc 378
391,000 Alsea SAB de C.V. 1,170
277,033 Amadeus IT Holding S.A. 20,504
109,000 Ambassador Hotel 149
1,910,462 Americana Restaurants International plc 843
67,715 AmRest Holdings SE 252
299,967 Aramark 11,057

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
398,644 Aristocrat Leisure Ltd $ 15,433
5,111,400 Asset World Corp PCL 343
17,479 Ataa Educational Co 272
91,600 (a),(b) Atom Corp 323
25,000 Atour Lifestyle Holdings Ltd (ADR) 985
35,610 (a),(b),(c) Basic-Fit NV 1,236
254,000 Beauty Farm Medical And Health Industry, Inc 888
86,985 Betsson AB 1,388
364,900 Bloomin' Brands, Inc 2,251
62,884 Booking Holdings, Inc 336,765
700,757 Boyd Gaming Corp 59,733
86,741 (a) Bright Horizons Family Solutions, Inc 8,796
49,210 (a) Brinker International, Inc 7,063
3,352,000 Cafe de Coral Holdings Ltd 2,119
4,013,414 (a) Carnival Corp 122,570
103,550 (a) Carnival plc 3,138
377,500 Central Plaza Hotel PCL 410
65,027 Chalet Hotels Ltd 630
491,000 (c) China East Education Holdings Ltd 418
849,000 (b) China Education Group Holdings Ltd 339
1,836,000 China Travel International Inv HK 305
2,533,557 (a) Chipotle Mexican Grill, Inc (Class A) 93,742
15,735 Cie des Alpes 467
11,448 (a) Cirsa Enterprises S.A. 199
1,517,780 Cogna Educacao S.A. 875
76,553 Collins Foods Ltd 530
70,400 (a),(b) Colowide Co Ltd 790
2,055,067 Compass Group plc 65,115
86,723 (b),(d) Corporate Travel Management Ltd 464
183,200 (a),(b) Create Restaurants Holdings, Inc 907
115,949 (a),(c) Delivery Hero SE 3,056
292,520 (a) Devyani International Ltd 482
950,480 DigiPlus Interactive Corp 262
50,157 (b) Domino's Pizza Enterprises Ltd 701
245,609 Domino's Pizza Group plc 573
304,848 (a) DoorDash, Inc 69,042
128,601 DoubleUGames Co Ltd 4,783
23,118 (a) Doutor Nichires Holdings Co Ltd 384
61,700 (a) DPC Dash Ltd 569
520,066 (a) DraftKings, Inc 17,921
16,007 (a) Duolingo, Inc 2,809
101,770 (a) Dutch Bros, Inc 6,230
69,714 (a) eDreams ODIGEO S.A. 326
157,036 EIH Ltd 645
94,275 (a),(b),(c) Elior Group S.A. 303
685,271 Entain plc 7,044
57,858 (c) Evolution AB 3,929
253,831 Expedia Group, Inc 71,913
5,728 (a) Fattal Holdings 1998 Ltd 1,172
901,000 (a),(b) Fenbi Ltd 238
134,321 (b) Flight Centre Travel Group Ltd 1,342
125,787 (a) Flutter Entertainment plc 27,049
104,628 (a) Flutter Entertainment plc 22,602
82,993 (a) Food & Life Cos Ltd 4,187
32,000 Formosa International Hotels Corp 192
177,072 (a) Frontdoor, Inc 10,215
1,149,000 (b) Fu Shou Yuan International Group Ltd 415
18,499 (a) Fuji Kyuko Co Ltd 245
23,500 Fujita Kanko, Inc 395
4,460,000 Galaxy Entertainment Group Ltd 21,991
63,200 (a),(b) GENDA,Inc 282
88,050 (a) Genius Sports Ltd 970

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
1,504,100 Genting BHD $ 1,119
2,074,000 Genting Malaysia BHD 1,041
4,195,600 Genting Singapore Ltd 2,364
11,722 (a) Grand Canyon Education, Inc 1,949
28,765 Grand Korea Leisure Co Ltd 299
77,251 (b) Greggs plc 1,741
35,486 (b) Guzman y Gomez Ltd 511
151,555 H&R Block, Inc 6,605
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 166
1,052,776 (b),(c) Haidilao International Holding Ltd 1,935
10,172 (a) Hana Tour Service, Inc 344
14,100 (a) Hanjin Kal Corp 1,208
54,719 (a) HBX Group International plc 481
605,989 (a) Heiwa Corp 7,861
19,537 (a) Hiday Hidaka Corp 430
489,463 Hilton Worldwide Holdings, Inc 140,598
42,628 (a) HIS Co Ltd 359
149,434 (a) Hollywood Bowl Group plc 555
1,641,069 Huazhu Group Ltd (ADR) 77,212
969,570 Humansoft Holding Co KSC 8,272
59,500 (a),(b) Ichibanya Co Ltd 347
203,022 (b) IDP Education Ltd 780
16,900 (a) Imperial Hotel Ltd 130
530,607 Indian Hotels Co Ltd 4,367
113,445 (a) InterContinental Hotels Group plc 15,942
488,393 (a) Intralot S.A.-Integrated Lottery Systems & Services 607
13,187 Isrotel Ltd 650
538,273 (a) ITC Hotels Ltd 1,184
346,778 (a) Jabal Omar Development Co 1,364
74,972 (a) Jahez International Co 288
320,093 Jollibee Foods Corp 978
251,632 Jubilant Foodworks Ltd 1,565
34,833 (a) Juniper Hotels Ltd 99
70,598 Kangwon Land, Inc 928
33,600 (a) KOMEDA Holdings Co Ltd 651
41,094 (a) Koshidaka Holdings Co Ltd 321
17,804 (a),(b) Kura Sushi, Inc 369
47,966 (a) Kyoritsu Maintenance Co Ltd 855
772,444 (a) Laureate Education, Inc 26,008
143,095 (a) Le Travenues Technology Ltd 407
20,329 Leejam Sports Co JSC 539
41,992 (a) Leela Palaces Hotels & Resorts Ltd 203
356,117 (a),(c) Lemon Tree Hotels Ltd 632
136,440 (a) Life Time Group Holdings, Inc 3,627
57,085 (a) Lindblad Expeditions Holdings, Inc 823
33,808 (a) Lotte Tour Development Co Ltd 546
1,598,191 Lottery Corp Ltd 5,491
189,881 Lottomatica Group Spa 4,976
94,000 Lung Yen Life Service Corp 141
68,987 (a) Mahindra Holidays & Resorts India Ltd 238
45,019 Marriott International, Inc (Class A) 13,967
6,600 (a) Matsuyafoods Holdings Co Ltd 273
552,524 McDonald's Corp 168,868
121,900 McDonald's Holdings Co Japan Ltd 4,967
161,422 Me Group International plc 328
5,272,233 (a),(c) Meituan 69,869
133,800 (a) Melco Crown Entertainment Ltd (ADR) 1,013
537,817 (a) Melco International Development 301
356,000 (a),(b) Metaplanet, Inc 909
647,200 MGM China Holdings Ltd 1,091
2,085,300 Minor International PCL 1,603
185,501 (a) Mitchells & Butlers plc 654

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
181,300 MK Restaurants Group PCL $ 105
25,002 (a) Monogatari Corp 703
18,800 (a) MOS Food Services, Inc 510
15,215 MTY Food Group, Inc 423
14,061 (a) National Co for Learning & Education 539
831,840 New Oriental Education & Technology Group, Inc 4,569
61,234 NIIT Learning Systems Ltd 271
27,500 (a) Ohsho Food Service Corp 564
173,100 OneSpaWorld Holdings Ltd 3,590
114,884 OPAP S.A. 2,579
33,200 (b) Papa John's International, Inc 1,278
41,856 (a) Paradise Co Ltd 481
408,900 Perdoceo Education Corp 11,993
125,019 (a) Pierre & Vacances 274
35,344 (a) Planet Fitness, Inc 3,834
170,751 Playtech PLC 649
12,850 (b) PPHE Hotel Group Ltd 310
138,292 Rank Group plc 185
40,400 Red Rock Resorts, Inc 2,503
131,100 (a) Resorttrust, Inc 1,640
217,854 Restaurant Brands International, Inc 14,866
130,883 (a) Round One Corp 935
94,843 Royal Caribbean Cruises Ltd 26,454
51,400 (b) Royal Holdings Co Ltd 433
875,740 (a) Rush Street Interactive, Inc 17,016
23,200 (a) Saizeriya Co Ltd 810
1,743,159 Sands China Ltd 4,397
163,818 (a) Sapphire Foods India Ltd 469
1,390,067 (c) Scandic Hotels Group AB 14,611
118,740 (a) Seera Group Holding 848
57,394 Service Corp International 4,475
212,400 Sichuan Baicha Baidao Industrial Co Ltd 179
2,345,000 (a) SJM Holdings Ltd 727
30,584 (b) SkiStar AB 548
171,582 (b) Skylark Holdings Co Ltd 3,686
246,300 Smartfit Escola de Ginastica e Danca S.A. 1,045
38,008 Sodexho Alliance S.A. 1,947
87,043 Sol Melia S.A. 807
595,683 (a) SSP Group PLC 1,652
2,933,388 Starbucks Corp 247,021
145,096 Strategic Education, Inc 11,637
924,038 Super Group SGHC Ltd 11,042
149,000 (a),(b) Super Hi International Holding Ltd 243
7,198 (a),(b) SuperX AI Technology Ltd 113
851,921 (a) Swiggy Ltd 3,667
163,253 Taaleem Holdings PJSC 185
32,117 TAB Gida Sanayi Ve Ticaret AS. 156
1,643,276 TABCORP Holdings Ltd 1,080
259,583 (a) TAL Education Group (ADR) 2,832
25,366 (a) Tbo Tek Ltd 470
322,477 Texas Roadhouse, Inc (Class A) 53,531
100,588 Thomas Cook India Ltd 167
976,000 (a),(b) Tianli Education International Holdings Ltd 298
10,885 (b) Tokyotokeiba Co Ltd 395
806,020 Tongcheng Travel Holdings Ltd 2,327
38,159 (a),(b) Toridoll Holdings Corp 1,032
308,650 (a),(c) Trainline plc 915
226,464 Travel & Leisure Co 15,973
630,000 Travelsky Technology Ltd 832
515,800 Trip.com Group Ltd 36,984
1,631,083 (a) TUI AG. 17,047
161,800 (a) Udemy, Inc 947

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
555,404 (a) Universal Technical Institute, Inc $ 14,513
73,301 (a) Viking Holdings Ltd 5,234
298,456 (a) Webjet Ltd 949
51,621 Westlife Foodworld Ltd 322
67,280 Wetherspoon (J.D.) plc 669
76,697 Whitbread plc 2,629
154,791 Wingstop, Inc 36,916
90,075 Wowprime Corp 622
603,889 Wyndham Hotels & Resorts, Inc 45,630
1,255,200 Wynn Macau Ltd 960
218,390 Wynn Resorts Ltd 26,279
50,619 (a),(b) Yoshinoya D&C Co Ltd 990
25,094 (b) Young & Co's Brewery plc 251
75,227 Yum China Holdings, Inc 3,591
154,800 Yum China Holdings, Inc 7,330
3,300,893 (a) Zomato Ltd 10,229
TOTAL CONSUMER SERVICES 2,401,255
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
285,353 Abdullah Al Othaim Markets Co 466
3,415 (a) Aeon Co Ltd 54
27,600 (a) Aeon Hokkaido Corp 161
20,383 (a) Ain Holdings, Inc 869
76,556 Al Meera Consumer Goods Co QSC 306
23,929 Al-Dawaa Medical Services Co 318
3,517,829 (a) Alibaba Health Information Technology Ltd 2,297
522,977 Alimentation Couche-Tard, Inc 28,562
11,070 Almunajem Foods Co 147
42,830 (a) Apotea AB 428
21,479 (a) Arcs Co Ltd 464
102,073 (a),(c) Avenue Supermarts Ltd 4,298
83,489 Axfood AB 2,629
93,120 (a) Axial Retailing, Inc 685
153,211 (a) BBB Foods, Inc 5,116
8,300 (a) Belc Co Ltd 400
551,600 Berli Jucker PCL 252
7,127 BGF retail Co Ltd 518
207,647 Bid Corp Ltd 5,290
276,862 BIM Birlesik Magazalar AS 3,456
184,333 BinDawood Holding Co 226
13,400 (a) Blue Zones Holdings Co Ltd 729
119,792 (b) Boxer Retail Ltd 516
41,583 Casey's General Stores, Inc 22,983
753,333 Cencosud S.A. 2,419
61,070 (a) Chefs' Warehouse, Inc 3,807
333,400 (a),(d) Chongqing Hongjiu Fruit Co Ltd   0^
145,474 (a) Clicks Group Ltd 2,964
963,706 Coles Group Ltd 13,775
102,743 (b) Colruyt S.A. 3,803
30,400 (a) Cosmos Pharmaceutical Corp 1,539
532,285 Costco Wholesale Corp 459,011
3,552,016 CP ALL plc 4,876
1,244,727 CP AXTRA PCL 620
22,821,100 CP Seven Eleven PCL (ADR) 31,515
20,900 (a) Create SD Holdings Co Ltd 445
4,418 (a),(b) Daikokutenbussan Co Ltd 161
256,400 DFI Retail Group Holdings Ltd 1,012
303,485 (a),(c) Dino Polska S.A. 3,484
368,643 (b),(c) Dis-Chem Pharmacies Ltd 779
10,820 (a) Distribuidora Internacional de Alimentacion S.A. 466
27,214 Dongsuh Cos, Inc 507
306,000 (a),(b),(c) East Buy Holding Ltd 706
544,800 ECO-Shop Marketing Bhd 196

SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
15,202 E-MART, Inc $ 857
88,518 (a) Empire Co Ltd 3,078
1,738,787 Endeavour Group Ltd 4,239
20,300 (a),(b) Fuji Co Ltd 277
13,400 (a) Genky DrugStores Co Ltd 424
121,216 George Weston Ltd 8,363
169,572 GrainCorp Ltd-A 811
24,992 (a) Grainturk Tarim AS. 167
47,153 Great Tree Pharmacy Co Ltd 140
207,200 (b) Grupo Comercial Chedraui S.a. DE C.V. 1,419
421,200 Grupo Mateus S.A. 346
26,349 GS Retail Co Ltd 368
450,186 (a) Guardian Pharmacy Services, Inc 13,546
466,800 Guoquan Food Shanghai Co Ltd 215
6,100 (a) Halows Co Ltd 180
71,125 (a) Hankyu Department Stores, Inc 935
15,958 (a) Heiwado Co Ltd 294
117,321 (a) HelloFresh SE 842
2,770 (a) Itochu-Shokuhin Co Ltd 198
696,250 (a),(c) JD Health International, Inc 4,986
838,061 Jeronimo Martins SGPS S.A. 19,943
16,723 (a) Kato Sangyo Co Ltd 686
32,402 (a),(b) Kusuri no Aoki Holdings Co Ltd 968
1,097,261 La Comer SAB de C.V. 2,365
27,292 (a) Life Corp 445
417,692 Loblaw Cos Ltd 18,883
4,053 M Yochananof & Sons Ltd 431
150,071 (a) Maplebear, Inc 6,750
4,437,553 Marks & Spencer Group plc 19,747
23,973 (b) MARR S.p.A. 253
2,729,700 (a) Matsumotokiyoshi Holdings Co Ltd 47,261
32,800 (a) Maxvalu Tokai Co Ltd 776
40,870 (a) Medplus Health Services Ltd 367
787,125 Metcash Ltd 1,731
142,918 Metro, Inc 10,287
5,014,800 Midi Utama Indonesia Tbk PT 117
73,969 Migros Ticaret AS 899
37,438 (b) North West Co, Inc 1,334
437,228 (a) Ocado Group plc 1,383
794,744 (b) Olam Group Ltd 593
735,084 (a) Performance Food Group Co 66,099
449,753 (a) Pick'n Pay Stores Ltd 676
616,500 (a),(b),(c) Ping An Healthcare and Technology Co Ltd 1,119
353,195 President Chain Store Corp 2,487
807,200 Puregold Price Club, Inc 522
11,110,578 Raia Drogasil S.A. 47,387
6,606 Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 730
12,111 (a),(b),(c) Redcare Pharmacy NV 916
117,810 Robinsons Retail Holdings, Inc 66
30,200 (a) San-A Co Ltd 571
1,026,200 (a) Sendas Distribuidora S.A. 1,360
1,908,800 Seven & I Holdings Co Ltd 27,424
1,515,410 Sheng Siong Group Ltd 3,098
2,805,114 Shoprite Holdings Ltd 45,767
149,082 Shufersal Ltd 1,860
11,072 Sligro Food Group NV 131
2,263,019 SMU S.A. 387
244,733 Sok Marketler Ticaret AS. 291
626,105 Sonae SPGS S.A. 1,186
154,048 (a) SPAR Group Ltd 888
606,790 Spinneys 1961 Holding plc 250
106,299 (a) Sprouts Farmers Market, Inc 8,469

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
79,688 (a) Sugi Pharmacy Co Ltd $ 1,873
11,989,300 Sumber Alfaria Trijaya Tbk PT 1,417
1,838,000 Sun Art Retail Group Ltd 409
54,500 (a) Sundrug Co Ltd 1,498
542,386 Target Corp 53,018
20,624,129 Tesco plc 122,648
26,100 (a),(b) Trial Holdings, Inc 517
229,135 (a),(b) Tsuruha Holdings, Inc 4,210
383,086 (a) United Natural Foods, Inc 12,899
59,250 (a) United Super Markets Holdings, Inc 342
41,970 (a) US Foods Holding Corp 3,161
26,194 (a) Valor Co Ltd 564
13,021,933 (b) Wal-Mart de Mexico SAB de C.V. 40,590
8,049,576 Walmart, Inc 896,803
877,153 Woolworths Ltd 17,162
468,500 Yonghui Superstores Co Ltd 314
224,886 (a) Zabka Group S.A. 1,431
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,160,699
ENERGY - 3.3%
1,150,700 Adaro Andalan Indonesia PT 481
4,645,500 Adaro Energy Indonesia Tbk PT 503
213,940 Ades Holding Co 994
2,036,738 ADNOC Drilling Co PJSC 2,961
21,692,871 Adnoc Gas plc 20,966
1,152,980 ADNOC Logistics & Services 1,858
127,262 (a) Advantage Energy Ltd 1,089
111,057 Aegis Logistics Ltd 887
44,958 Aker BP ASA 1,144
229,315 Aker Solutions ASA 701
6,220,400 AKR Corporindo Tbk PT 469
179,721 Ampol Ltd 3,820
275,801 Antero Midstream Corp 4,907
467,458 (a) Antero Resources Corp 16,109
257,556 APA Corp 6,300
19,998 Arabian Drilling Co 526
490,609 ARC Resources Ltd 9,204
524,308 Archrock, Inc 13,643
384,123 (a) Athabasca Oil Corp 1,967
1,543,316 Baker Hughes Co 70,283
488,200 Bangchak Corp PCL 399
6,647,200 Banpu PCL (Foreign) 1,036
509,375 Baytex Energy Corp 1,648
1,244,923 Beach Petroleum Ltd 975
946,971 Bharat Petroleum Corp Ltd 4,051
206,136 Birchcliff Energy Ltd 1,122
167,730 (a) BKV Corp 4,554
18,623 BLUENORD ASA 823
315,873 (a),(b) Boss Energy Ltd 306
24,178,517 BP plc 141,008
282,352 (a) Brava Energia 862
4,650,000 (a),(d) Brightoil Petroleum Holdings Ltd 6
35,056,100 (a) Bumi Resources Minerals Tbk PT 2,311
66,798 (c) BW LPG Ltd 870
69,135 BW Offshore Ltd 310
487,013 Cabot Oil & Gas Corp 12,818
140,131 California Resources Corp 6,265
108,544 Cameco Corp 9,931
366,516 Cameco Corp 33,561
1,758,683 Canadian Natural Resources Ltd 59,569
106,618 (b) Cardinal Energy Ltd 675
1,184,418 Cenovus Energy, Inc (Toronto) 20,037
11,390 (a),(b) Centrus Energy Corp 2,765

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
183,331 CES Energy Solutions Corp $ 1,639
2,145,000 CGN Mining Co Ltd 850
434,547 Cheniere Energy, Inc 84,472
35,868 Chennai Petroleum Corp Ltd 334
59,571 Chesapeake Energy Corp 6,574
3,030,893 Chevron Corp 461,938
1,170,000 China Coal Energy Co 1,499
281,400 China Merchants Energy Shipping Co Ltd 363
1,129,122 China Oilfield Services Ltd 1,015
1,226,100 China Petroleum & Chemical Corp 1,084
14,056,000 China Petroleum & Chemical Corp 8,443
640,000 China Qinfa Group Ltd 221
245,876 China Shenhua Energy Co Ltd - A 1,425
2,085,955 China Shenhua Energy Co Ltd - H 10,415
45,900 Chord Energy Corp 4,255
48,800 Civitas Resources, Inc 1,322
235,735 (a) CNX Resources Corp 8,668
1,155,276 Coal India Ltd 5,132
118 (a),(d),(e) Cobalt International Energy, Inc   0^
3,094,387 ConocoPhillips 289,666
124,493 COSCO SHIPPING Energy Transportation Co Ltd 209
79,916 (a) Cosmo Energy Holdings Co Ltd 2,132
242,000 (b) Dalipal Holdings Ltd 226
41,843 d'Amico International Shipping S.A. 243
4,168,980 Dana Gas PJSC 976
702,646 (a) Deep Yellow Ltd 856
6,869 Delek Group Ltd 1,833
235,950 Delek US Holdings, Inc 6,998
674,581 (a) Denison Mines Corp 1,789
86,783 Devon Energy Corp 3,179
206,400 DHT Holdings, Inc 2,520
2,625,000 Dialog Group Bhd 1,085
27,018 Diamondback Energy, Inc 4,062
259,300 (a) DIVERSIFIED ENERGY CO 3,755
41,952 (a) DIVERSIFIED ENERGY CO 608
378,915 DNO International ASA 598
104,218 (a) DOF Group ASA 981
1,835,606 Enbridge, Inc 87,838
2,212,801 (a) ENEOS Holdings, Inc 15,656
98,710 Enerflex Ltd 1,522
104,094 (b) Energean plc 1,238
9,290,400 (a) Energi Mega Persada Tbk PT 888
1,168,600 (a),(d) Energy Earth PCL   0^
167,602 (a),(b) Energy Fuels, Inc 2,428
1 Energy Transfer LP   0^
854,646 ENI S.p.A. 16,201
633,227 EOG Resources, Inc 66,495
759,246 EQT Corp 40,696
751,134 (a) Equinor ASA 17,713
16,113 (a) Equital Ltd 821
52,644 Etablissements Maurel et Prom 340
91,122 (a),(b) Euronav NV 864
170,448 Exxaro Resources Ltd 1,842
6,243,272 Exxon Mobil Corp 751,315
145,540 Flowco Holdings, Inc 2,727
97,018 (b) Freehold Royalties Ltd 1,074
4,606 Friedrich Vorwerk Group SE 436
108,993 Frontline plc 2,399
295,998 (a),(b) FutureFuel Corp 944
266,264 Galp Energia SGPS S.A. 4,585
27,565 Gaztransport Et Technigaz S.A. 5,058
121,078 (b) Gibson Energy, Inc 2,216

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
539,013 Granite Ridge Resources, Inc $ 2,533
74,171 Great Eastern Shipping Co Ltd 932
469,910 (a) Green Plains, Inc 4,605
271,086 Guanghui Energy Co Ltd 191
42,506 Gujarat Mineral Development Corp Ltd 283
906,027 Gulf International Services QSC 635
232,951 Hafnia Ltd 1,255
229,235 Halliburton Co 6,478
434,582 Harbour Energy plc 1,143
26,739 HD Hyundai Co Ltd 3,500
175,642 Headwater Exploration, Inc 1,199
71,944 (a) Hellenic Petroleum S.A. 706
112,000 HF Sinclair Corp 5,161
599,660 Hindustan Petroleum Corp Ltd 3,333
773,619 Hunting plc 3,840
110,000 (a) Idemitsu Kosan Co Ltd 833
147,003 Imperial Oil Ltd 12,700
1,771,260 Indian Oil Corp Ltd 3,284
155,800 Indo Tambangraya Megah Tbk PT 204
79,000 Inner Mongolia Dian Tou Energy Corp Ltd 315
575,500 Inner Mongolia Yitai Coal Co 1,099
142,619 (a) Innovex International, Inc 3,119
715,600 Inpex Holdings, Inc 14,312
59,356 (a),(b) International Petroleum Corp 1,074
9,554,786 IRPC PCL (Foreign) 299
35,350 (a) Itochu Enex Co Ltd 428
140,788 (a) Iwatani International Corp 1,480
95,685 (a) Japan Petroleum Exploration Co 962
571,922 Karoon Energy Ltd 587
130,199 (a) Kelt Exploration Ltd 728
192,756 Keyera Corp 6,179
912,755 Kinder Morgan, Inc 25,092
2,352,000 Kinetic Development Group Ltd 406
44,065 Koninklijke Vopak NV 1,964
348,874 Magnolia Oil & Gas Corp 7,637
83,765 Marathon Petroleum Corp 13,623
462,917 Matador Resources Co 19,646
5,448,300 Medco Energi Internasional Tbk PT 438
341,817 Meren Energy, Inc 448
19,300 (a) Mitsuuroko Co Ltd 272
36,130 Modec, Inc 2,743
246,999 MOL Hungarian Oil & Gas plc 2,214
47,615 Motor Oil Hellas Corinth Refineries S.A. 1,757
134,400 Navigator Holdings Ltd 2,328
226,573 (b) Neste Oil Oyj 5,126
383,037 New Hope Corp Ltd 1,028
451,293 (a),(b) NexGen Energy Ltd 4,153
258,417 (a),(b) NextDecade Corp 1,362
580,808 NMDC Energy 368
762,408 Northern Oil and Gas, Inc 16,369
46,597 NOV, Inc 728
121,992 (a) NuVista Energy Ltd 1,611
105,008 Occidental Petroleum Corp 4,318
50,850 (a) Oceaneering International, Inc 1,222
64,758 Odfjell Drilling Ltd 560
1,960,946 Oil & Natural Gas Corp Ltd 5,247
278,268 Oil India Ltd 1,315
1,622,188 Oil Refineries Ltd 505
47,014 OMV AG. 2,616
504,873 ONEOK, Inc 37,108
325,864 (a),(b) Paladin Resources Ltd 2,065
160,180 (a) Par Pacific Holdings, Inc 5,629

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
59,888 (b) Paramount Resources Ltd (Class A) $ 1,055
68,911 Paratus Energy Services Ltd 300
74,856 Parex Resources, Inc 1,006
52,611 Pason Systems, Inc 460
715,000 Patterson-UTI Energy, Inc 4,369
7,080 Paz Oil Co Ltd 1,590
346,336 PBF Energy, Inc 9,393
488,055 Pembina Pipeline Corp 18,593
6,896,284 Permian Resources Corp 96,755
13,899,400 Petrindo Jaya Kreasi Tbk PT 1,945
513,800 (a) Petro Rio S.A. 3,862
13,006,000 PetroChina Co Ltd 14,019
829,100 PetroChina Co Ltd 1,235
2,283,895 Petroleo Brasileiro S.A. 13,559
2,838,427 Petroleo Brasileiro S.A. (Preference) 15,933
495,810 Petronet LNG Ltd 1,567
124,500 (a) Petroreconcavo S.A. 257
150,100 (b) Peyto Exploration & Development Corp 2,484
405,611 Phillips 66 52,340
353,932 Polski Koncern Naftowy Orlen S.A. 9,449
100,100 (a),(d) Poseidon Concepts Corp 1
160,311 (b) PrairieSky Royalty Ltd 3,157
10,446 (a) Precision Drilling Corp 750
326,950 (a) ProPetro Holding Corp 3,109
91,377,400 (a) PT Bumi Resources Tbk 2,003
623,800 (a) PT Dian Swastatika Sentosa Tbk 3,778
3,335,400 PT Tambang Batubara Bukit Asam Tbk 461
868,006 PT United Tractors Tbk 1,535
1,000,748 PTT Exploration & Production PCL 3,569
6,943,809 PTT PCL 7,051
347,777 Qatar Fuel QSC 1,449
1,709,783 Qatar Gas Transport Co Ltd 2,108
437,300 Raharja Energi Cepu PT 257
29,443 Range Resources Corp 1,038
16,494,471 Reliance Industries Ltd 288,630
1,045,557 (a),(b) Repsol YPF S.A. 19,508
38,530 (a) Rex American Resources Corp 1,245
657,800 (a) Rukun Raharja Tbk PT 240
977,916 (b) Saipem S.p.A 2,768
38,652 (a) San-Ai Oil Co Ltd 522
46,206 SandRidge Energy, Inc 667
2,794,079 Santos Ltd 11,476
3,715,649 (c) Saudi Arabian Oil Co 23,595
105,321 SBM Offshore NV 3,030
725,015 Schlumberger Ltd 27,826
4,090 Scorpio Tankers, Inc 208
148,190 Secure Waste Infrastructure Corp 1,865
902,200 Semirara Mining & Power Corp 433
198,333 Serica Energy plc 466
50 (a),(d) Serval Integrated Energy Services   0^
352,638 Shaanxi Coal Industry Co Ltd 1,076
77,686 Shanxi Lu'an Environmental Energy Development Co Ltd 131
132,099 Shanxi Xishan Coal & Electricity Power Co Ltd 121
12,362,730 Shell plc 455,595
869,080 Shell plc (ADR) 63,860
684,000 Sinopec Kantons Holdings Ltd 381
7,350 SK Discovery Co Ltd 294
1,551 SK Gas Ltd 242
41,391 SK Innovation Co Ltd 2,905
222,810 SM Energy Co 4,167
27,318 (a) S-Oil Corp 1,572
366,444 Solaris Oilfield Infrastructure, Inc 16,845

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
155,622 (b) South Bow Corp $ 4,280
1,735,500 Star Petroleum Refining PCL 324
31,948 Strathcona Resources Ltd 659
171,904 Subsea 7 S.A. 3,450
1,020,438 Suncor Energy, Inc 45,292
305,700 (a) Talos Energy, Inc 3,369
25,900 (c) Tamar Petroleum Ltd 308
386,359 Tamarack Valley Energy Ltd 2,246
192,082 Targa Resources Corp 35,439
875,409 (b) TC Energy Corp 48,205
1,341,555 Technip Energies NV 51,089
493,333 TechnipFMC plc 21,983
34,399 (a) Tecnicas Reunidas S.A. 1,112
115,439 Tenaris S.A. 2,228
12,591 (b) TerraVest Industries, Inc 1,509
24,297 Texas Pacific Land Corp 6,979
150,389 TGS Nopec Geophysical Co ASA 1,363
734,300 Thai Oil PCL 837
108,494 (b) Thungela Resources Ltd 629
84,265 Topaz Energy Corp 1,691
46,727 TORM plc 931
1,210,977 Total S.A. 78,953
308,749 Tourmaline Oil Corp 13,850
871,100 (a) Transocean Ltd 3,598
123,730 Trican Well Service Ltd 535
591,821 Turkiye Petrol Rafinerileri AS 2,539
7,398,000 (b) United Energy Group Ltd 417
315,870 (a) Uranium Energy Corp 3,689
818,271 Valero Energy Corp 133,206
123,389 (b) Vallourec S.A. 2,266
15,626 VERBIO Vereinigte BioEnergie AG. 386
121,343 Vermilion Energy, Inc 1,010
861,188 (c) Viva Energy Group Ltd 1,175
58,266 Weatherford International plc 4,560
1,024,200 (b) Whitecap Resources, Inc 8,581
630,240 Whitehaven Coal Ltd 3,244
1,545,859 Williams Cos, Inc 92,922
1,635,193 Woodside Energy Group Ltd 25,497
73,150 World Fuel Services Corp 1,714
284,481 (b) Yancoal Australia Ltd 938
34,433 Yantai Jereh Oilfield Services Group Co Ltd 349
2,047,502 Yanzhou Coal Mining Co Ltd 2,530
195,888 Yanzhou Coal Mining Co Ltd (Class A) 369
164,935 (a),(c) Yellow Cake plc 1,306
891,060 (a) Yinson Holdings BHD 518
TOTAL ENERGY 4,492,850
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
1,320,930 (b) Abacus Property Group 1,066
429,379 Abacus Storage King 436
2,409 (a) Activia Properties, Inc 2,163
2,159 (a) Advance Residence Investment Corp 2,362
36,065 Aedifica S.A. 2,855
1,244 (a) AEON REIT Investment Corp 1,089
153,049 Agree Realty Corp 11,024
414,922 AIMS AMP Capital Industrial REIT 484
132,094 Al Rajhi REIT 278
271,589 Alexander & Baldwin, Inc 5,606
77,775 Alexandria Real Estate Equities, Inc 3,806
995,191 Allied Properties Real Estate Investment Trust 9,694
4,414 (b) Altarea SCA 567
92,020 American Assets Trust, Inc 1,742
325,850 American Healthcare REIT, Inc 15,335

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
1,214,235 American Homes 4 Rent $ 38,977
960,136 American Tower Corp 168,571
428,007 (b) Americold Realty Trust, Inc 5,504
760,259 Apple Hospitality REIT, Inc 9,009
805,200 AREIT, Inc 595
289,499 Arena REIT 687
8,841 ARGAN SA 684
3,291,130 Ascendas REIT 7,236
251,111 AvalonBay Communities, Inc 45,529
1,297,996 Axis Real Estate Investment Trust 614
248,262 Big Yellow Group plc 3,491
18,178 Boardwalk REIT 854
18,986 Boston Properties, Inc 1,281
47,220 Braemar Hotels & Resorts, Inc 136
4,312,792 British Land Co plc 23,403
260,450 Brixmor Property Group, Inc 6,829
849,500 Broadstone Net Lease, Inc 14,756
232,280 (c) Brookfield India Real Estate Trust 858
29,199 BSR Real Estate Investment Trust 366
410,267 Bunnings Warehouse Property Trust 1,077
115,165 Camden Property Trust 12,677
55,320 Canadian Apartment Properties REIT 1,486
2,136,461 CapitaLand Ascott Trust 1,586
4,480,003 CapitaMall Trust 8,315
1,047,787 (b) CapitaRetail China Trust 632
727,680 CareTrust REIT, Inc 26,313
167,333 Carmila S.A. 3,338
661,068 (b) CDL Hospitality Trusts 429
511,921 Centuria Capital Group 687
419,065 (b) Centuria Industrial REIT 924
325,189 (b) Centuria Office REIT 250
354,865 Charter Hall Group 5,772
492,006 Charter Hall Long Wale REIT 1,336
226,867 Charter Hall Social Infrastructure REIT 466
120,288 Choice Properties Real Estate Investment Trust 1,298
28,957 Cofinimmo 2,688
507 (a) Comforia Residential REIT, Inc 1,078
987,214 Concentradora Fibra Danhos S.A. de C.V. 1,538
281,716 Corporate Office Properties Trust 7,832
70,256 Cousins Properties, Inc 1,811
385 (a) CRE Logistics REIT, Inc 414
41,673 Crombie REIT 464
1,316,575 Cromwell Group 404
556,142 Crown Castle, Inc 49,424
41,657 CT Real Estate Investment Trust 494
146,200 CubeSmart 5,271
188,003 Curbline Properties Corp 4,364
4,020 (a) Daiwa House REIT Investment Corp 3,674
362 (a) Daiwa Office Investment Corp 865
1,348 Daiwa Securities Living Investments Corp 981
564,757 Derwent London plc 13,175
212,545 Dexus Industria REIT 381
808,088 Dexus Property Group 3,727
278,552 (b) DigiCo Infrastructure REIT 510
726,800 Digital Core REIT Management Pte Ltd 370
267,073 Digital Realty Trust, Inc 41,319
89,900 Diversified Healthcare Trust 436
378,550 Douglas Emmett, Inc 4,160
108,034 Dream Industrial Real Estate Investment Trust 990
437,000 (a),(d) Eagle Hospitality Trust 4
197,504 EastGroup Properties, Inc 35,183
685,737 Embassy Office Parks REIT 3,324

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
1,745,119 Emlak Konut Gayrimenkul Yatirim Ortakligi AS. $ 829
519,523 Empiric Student Property plc 546
62,136 Equinix, Inc 47,606
664,877 Equites Property Fund Ltd 736
552,736 Equity Lifestyle Properties, Inc 33,501
77,744 Equity Residential 4,901
133,858 ESR Kendall Square REIT Co Ltd 396
489,396 ESR-REIT 1,030
43,680 Essential Properties Realty Trust, Inc 1,296
13,224 (b) Essex Property Trust, Inc 3,460
30,112 Eurocommercial Properties NV 921
207,068 Extra Space Storage, Inc 26,964
764,905 Far East Hospitality Trust 362
448,907 (a),(b) Fermi, Inc 3,591
2,723,301 (c) FIBRA Macquarie Mexico 5,131
1,772,397 Fibra Uno Administracion S.A. de C.V. 2,657
95,910 First Capital Real Estate Investment Trust 1,321
180,630 First Industrial Realty Trust, Inc 10,345
1,795,000 Fortune Real Estate Investment Trust 1,129
958,519 Frasers Centrepoint Trust 1,735
2,147,645 (b) Frasers Logistics & Commercial Trust 1,660
1,787 (a) Frontier Real Estate Investment Corp 1,060
89,390 FrontView REIT, Inc 1,319
532 (a) Fukuoka REIT Corp 639
290,103 Gaming and Leisure Properties, Inc 12,965
59,104 Gecina S.A. 5,613
95,000 Getty Realty Corp 2,600
1,833 (a) Global One Real Estate Investment Corp 1,612
3,421 GLP J-Reit 3,252
1,468,239 Goodman Group 30,214
767,604 Goodman Property Trust 868
1,468,668 GPT Group 5,300
22,601 Granite Real Estate Investment Trust 1,346
4,925,417 Great Portland Estates plc 21,088
464,928 Growthpoint Properties Australia Ltd 756
2,628,236 Growthpoint Properties Ltd 2,723
100,651 H&R Real Estate Investment Trust 750
374,272 Hammerson plc 1,661
486 (a) Hankyu Reit, Inc 515
21,042 Healthcare Realty Trust, Inc 357
127,097 Healthpeak Properties, Inc 2,044
832 (a) Heiwa Real Estate REIT, Inc 835
7,233,892 HomeCo Daily Needs REIT 6,575
448 (a) Hoshino Resorts REIT, Inc 746
606,629 Host Hotels & Resorts Inc 10,756
1,571 (a) Hulic Reit, Inc 1,767
314,223 Hyprop Investments Ltd 1,084
34,416 (b) ICADE 887
2,067 (a) Ichigo Office REIT Investment Corp 1,283
1,081,100 IGB Real Estate Investment Trust 727
46,588 Independence Realty Trust, Inc 814
1,802 (a) Industrial & Infrastructure Fund Investment Corp 1,771
296,630 Ingenia Communities Group 1,020
2,210,146 (b) Inmobiliaria Colonial Socimi S.A. 14,156
10,903 Innovative Industrial Properties, Inc 516
57,096 InterRent Real Estate Investment Trust 549
75,000 InvenTrust Properties Corp 2,116
5,793 Invincible Investment Corp 2,379
43,581 Invitation Homes, Inc 1,211
325,379 Irish Residential Properties REIT plc 359
123,571 Iron Mountain, Inc 10,250
123,632 Jadwa REIT Saudi Fund 368

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
936 (a) Japan Excellent, Inc $ 890
3,881 Japan Hotel REIT Investment Corp 2,026
1,855 (a) Japan Logistics Fund Inc 1,232
2,552 (a) Japan Prime Realty Investment Corp 1,722
4,813 (a) Japan Real Estate Investment Corp 4,021
5,420 Japan Retail Fund Investment Corp 4,288
3,376 Kenedix Realty Investment Corp 3,789
1,470,774 Keppel DC REIT 2,572
1,999,191 Keppel REIT 1,515
47,321 Killam Apartment REIT 565
16,509 (b) Kilroy Realty Corp 617
573,118 Kimco Realty Corp 11,617
120,980 Kite Realty Group Trust 2,900
1,313,283 Kiwi Property Group Ltd 798
325,585 Klepierre 12,882
36,383 Lamar Advertising Co 4,605
181,559 Land Securities Group plc 1,518
1,400 LaSalle Logiport REIT 1,417
1,331,344 Lendlease Global Commercial REIT 642
29,744 (b) Lineage, Inc 1,041
2,167,370 Link REIT 9,677
1,735,807 LondonMetric Property plc 4,425
131,886 LOTTE Reit Co Ltd 363
295,700 LTC Properties, Inc 10,166
232,750 Mack-Cali Realty Corp 3,463
4,135,239 Macquarie CountryWide Trust 11,216
1,613,747 (b) Mapletree Industrial Trust 2,609
2,685,000 (b) Mapletree Logistics Trust 2,752
1,791,500 (b) Mapletree Pan Asia Commercial Trust 2,046
70,226 Mercialys S.A 909
1,300,305 Merlin Properties Socimi S.A. 18,931
247,586 Mid-America Apartment Communities, Inc 34,392
251,867 Millrose Properties, Inc 7,523
187,809 (c) Mindspace Business Parks REIT 993
1,410 (a) Mirai Corp 453
3,019,576 Mirvac Group 4,116
1,136 (a) Mitsubishi Estate Logistics REIT Investment Corp 964
6,407 (a) Mitsui Fudosan Logistics Park, Inc 4,984
14,294 Montea NV 1,227
1,332 (a) Mori Hills REIT Investment Corp 1,267
1,840 (a) Mori Trust Sogo Reit, Inc 917
503,441 National Storage Affiliates Trust 14,202
926,820 National Storage REIT 1,684
983,839 (b) NETSTREIT Corp 17,355
46,116 (b) NexPoint Diversified Real Estate Trust 177
510,259 Nexus Select Trust 879
1,680 Nippon Accommodations Fund, Inc 1,440
5,130 Nippon ProLogis REIT, Inc 3,039
1,114 (a) NIPPON REIT Investment Corp 703
3,632 (a) Nomura Real Estate Master Fund, Inc 4,014
567,510 NorthWest Healthcare Properties Real Estate Investment Trust 2,113
439,300 (a),(b) NTT DC REIT 448
4,845 Orix JREIT, Inc 3,284
312,524 Parkway Life Real Estate Investment Trust 991
1,288,000 Pavilion Real Estate Investment Trust 574
274,407 Pebblebrook Hotel Trust 3,106
3,161,234 (a) Peker Gayrimenkul Yatirim Ortakligi AS. 928
287,910 Phillips Edison & Co, Inc 10,241
1,058 (a) Premier Investment Co 947
32,230 Primaris REIT 366
1,926,590 Primary Health Properties plc 2,537
650,769 ProLogis Property Mexico S.A. de C.V. 2,726

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
3,291,080 Prologis, Inc $ 420,139
382,062 PRS REIT PLC 584
118,521 Public Storage, Inc 30,756
1,535 Rayonier, Inc 33
146,335 Realty Income Corp 8,249
5,245,015 Redefine Properties Ltd 1,901
549,839 Regency Centers Corp 37,955
879,572 Region RE Ltd 1,376
146,010 Reit   Ltd 1,248
230,190 (b) Resilient REIT Ltd 1,114
9,260 Retail Estates NV 693
929,070 Rexford Industrial Realty, Inc 35,974
430,449 (a) Reysas Gayrimenkul Yatirim Ortakligi AS. 211
987,727 RioCan Real Estate Investment Trust 13,457
3,943,000 RL Commercial REIT, Inc 538
1,586,193 Sabra Health Care REIT, Inc 30,043
297,092 Safestore Holdings plc 2,947
180 (a) Samty Residential Investment Corp 134
493,300 Sasseur REIT 261
133,475 SBA Communications Corp 25,818
3,745,588 Scentre Group 10,470
206,314 Segro plc 1,999
3,145 (a) Sekisui House Reit, Inc 1,805
176,095 Sella Capital Real Estate Ltd 653
7,579,407 Shaftesbury Capital plc 14,785
26,379 Shurgard Self Storage Ltd 907
1,054,909 Simon Property Group, Inc 195,274
192,300 SITE Centers Corp 1,235
296,297 SK REITs Co Ltd 1,191
109,568 (b) SL Green Realty Corp 5,026
400,764 Slate Grocery REIT 4,453
52,996 SmartCentres REIT 994
844 (a) SOSiLA Logistics REIT, Inc 679
878,789 STAG Industrial, Inc 32,304
4,829 Star Asia Investment Corp 1,901
1,100,029 Starhill Global REIT 509
1,739,351 Stockland Trust Group 6,632
239,300 Stoneweg Europe Stapled Trust 458
16,630 Strawberry Fields REIT, Inc 218
91,636 Sun Communities, Inc 11,355
1,450,800 Suntec Real Estate Investment Trust 1,622
1,425,600 Sunway Real Estate Investment Trust 811
997,869 Supermarket Income Reit plc 1,095
700 (a) Takara Leben Real Estate Investment Corp 418
134,200 Tanger Factory Outlet Centers, Inc 4,478
494,635 Target Healthcare REIT plc 649
41,266 Terreno Realty Corp 2,423
652 (a) Tokyu REIT, Inc 861
835,931 Torunlar Gayrimenkul Yatirim Ortakligi AS 1,440
2,293,756 Tritax Big Box REIT plc 4,687
293,598 Unite Group plc 2,210
2,639 United Urban Investment Corp 3,078
10,430 Universal Health Realty Income Trust 409
7,716 (a) Vastned NV 282
1,077,707 Ventas, Inc 83,393
2,150,129 VICI Properties, Inc 60,462
2,807,342 Vicinity Ltd 4,780
856,393 Vukile Property Fund Ltd 1,295
137,049 Warehouses De Pauw CVA 3,554
281,663 Washington REIT 4,901
487,131 Waypoint REIT Ltd 827
382,262 Welltower, Inc 70,952

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
29,828 Wereldhave NV $ 675
380,769 Weyerhaeuser Co 9,020
108,960 (a) Whitestone REIT 1,513
105,139 (a) Workspace Group plc 565
26,448 (a) Xior Student Housing NV 898
1,991,000 Yuexiu Real Estate Investment Trust 220
751,914 Ziraat Gayrimenkul Yatirim Ortakligi AS. 411
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,376,334
FINANCIAL SERVICES - 5.9%
62,400 360 Finance, Inc (ADR) 1,202
162,719 360 ONE WAM Ltd 2,156
57,746 (a) Aadhar Housing Finance Ltd 312
33,187 (a) Aavas Financiers Ltd 541
1,376,664 Abrdn plc 3,798
293,000 (a) Acom Co Ltd 926
46,751 Aditya Birla Sun Life Asset Management Co Ltd 419
19,390 (a),(c) Adyen NV 31,268
88,000 Aeon Credit Service M BHD 124
568,700 (a) AEON Financial Service Co Ltd 6,306
65,800 Aeon Thana Sinsap Thailand PCL 225
11,772 Affiliated Managers Group, Inc 3,394
143,286 (a) Affirm Holdings, Inc 10,665
448,591 (b) AGNC Investment Corp 4,809
242,100 (a) Aiful Corp 864
244,991 (a) AJ Bell plc 1,457
843,932 Al Waha Capital PJSC 409
228,879 Allfunds Group PLC 2,161
116,151 Ally Financial, Inc 5,260
871,018 Amanat Holdings PJSC 306
1,483,635 American Express Co 548,871
265,858 Ameriprise Financial, Inc 130,361
1,810,559 AMP Ltd 2,197
29,430 Anand Rathi Wealth Ltd 1,018
33,853 Angel One Ltd 884
108,162 Annaly Capital Management, Inc 2,419
26,492 (b) Antin Infrastructure Partners S.A. 351
319,520 Apollo Global Management, Inc 46,254
225,103 Aptus Value Housing Finance India Ltd 700
856,876 Ares Management Corp 138,497
378,955 Arzan Financial Group for Financing & Investment KPSC 458
320,933 Ashmore Group plc 764
139,514 Australian Stock Exchange Ltd 4,777
25,249 Authum Investment & Infrastucture Ltd 881
95,933 Avanza Bank Holding AB 3,643
462,750 Azimut Holding S.p.A. 19,277
28,984,029 B3 SA-Brasil Bolsa Balcao 73,791
2,174,346 Bajaj Finance Ltd 23,911
240,991 Bajaj Finserv Ltd 5,476
16,796 Bajaj Holdings & Investment Ltd 2,117
44,028 (a) Banca Generali SpA 2,939
18,692 Banca IFIS S.p.A. 555
502,777 Banca Mediolanum S.p.A 11,416
6,588,636 Banco BTG Pactual S.A. - Unit 63,118
157,550 Banco Latinoamericano de Exportaciones S.A. (Class E) 7,027
1,691,100 Bangkok Commercial Asset Management PCL 428
2,371,629 Bank of New York Mellon Corp 275,322
348,364 (a),(d) BBI EPS Ltd 2
21,400 (a) Beijing Compass Technology Development Co Ltd 400
1,202,539 (a) Berkshire Hathaway, Inc 604,456
135,043 (a),(c) BFF Bank S.p.A 1,497
5,541,800 BFI Finance Indonesia Tbk PT 233
3,768,126 BGC Group, Inc 33,649

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
213,911 BlackRock, Inc $ 228,957
232,215 Blackstone, Inc 35,794
333,360 (a) Block, Inc 21,698
266,818 Blue Owl Capital, Inc 3,986
102,000 BOC International China Co Ltd 219
338,400 Bolsa Mexicana de Valores SAB de C.V. 696
325,058 Boursa Kuwait Securities Co KPSC 3,907
187,395 Bridgepoint Group Holdings Ltd 714
634,000 Bright Smart Securities & Commodities Group Ltd 658
397,758 Brightsphere Investment Group, Inc 18,695
161,065 (b) Brookfield Asset Management Ltd 8,438
298,106 Brookfield Asset Management Ltd 15,616
2,412,293 Brookfield Corp 110,759
125,534 BSE Ltd 3,682
24,297 (a),(b) Bullish 920
219,469 Bure Equity AB 5,836
2,456,600 Bursa Malaysia BHD 5,097
125,452 Caitong Securities Co Ltd 157
65,294 Can Fin Homes Ltd 677
60,295 (b) Canaccord Financial, Inc 486
166,497 Cannae Holdings, Inc 2,619
515,931 Capital One Financial Corp 125,041
49,700 Capital Securities Co Ltd 134
4,216,000 Capital Securities Corp 3,213
134,691 Capri Global Capital Ltd 274
165,969 Carlyle Group, Inc 9,810
11,087 Cboe Global Markets, Inc 2,783
22,902 (b) Cembra Money Bank AG. 2,868
602,000 (b) Central China Securities Co Ltd 167
554,270 Central Depository Services India Ltd 8,911
110,500 (a) Century Leasing System, Inc 1,433
940,445 Chailease Holding Co Ltd 3,152
391,455 Challenger Financial Services Group Ltd 2,451
228,564 Changjiang Securities Co Ltd 267
1,516,226 Charles Schwab Corp 151,486
261,345 (a),(b) Chime Financial, Inc 6,578
541,000 China Bills Finance Corp 291
772,000 China Everbright Ltd 895
2,171,959 China Galaxy Securities Co Ltd 2,809
279,050 China Galaxy Securities Co Ltd (Class A) 628
129,300 China Great Wall Securities Co Ltd 189
9,137,000 (a),(c) China Huarong Asset Management Co Ltd 975
1,072,537 (c) China International Capital Corp Ltd 2,709
104,900 China International Capital Corp Ltd 526
284,936 China Merchants Securities Co Ltd 679
35,818 (a) Choice International Ltd 333
76,922 Cholamandalam Financial Holdings Ltd 1,553
262,809 Cholamandalam Investment and Finance Co Ltd 4,985
978,965 CITIC Securities Co Ltd 3,455
454,716 CITIC Securities Co Ltd (Class A) 1,869
65,882 (c) CMC Markets plc 266
88,901 CME Group, Inc 24,277
197,320 Cohen & Steers, Inc 12,388
93,803 (a) Coinbase Global, Inc 21,213
613 Compagnie Financiere Tradition S.A. 221
893,462 Corebridge Financial, Inc 26,956
299,543 Coronation Fund Managers Ltd 845
133,114 (a) Corpay, Inc 40,058
256,035 (a) Creades AB 2,067
1,878 (a),(b) Credit Acceptance Corp 833
42,622 Credit Corp Group Ltd 399
97,800 (a) Credit Saison Co Ltd 2,624

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
44,826 (a) CreditAccess Grameen Ltd $ 635
14,441 CRISIL Ltd 695
170,325 (a) CSC Financial Co Ltd 653
1,096,000 CSSC Hong Kong Shipping Co Ltd 296
389,284 CVC Capital Partners plc 6,520
17,856 Daishin Securities Co Ltd 335
87,593 Daishin Securities Co Ltd PF 1,278
17,593 Daou Technology, Inc 475
41,587 (a) Dave, Inc 9,208
243,727 (a),(b) Defi Technologies, Inc 186
62,611 (a) Destek Finans Faktoring AS. 810
123,341 Deutsche Boerse AG. 32,417
104,653 (c) Deutsche Pfandbriefbank AG. 515
687,984 DigitalBridge Group, Inc 10,554
123,125 Dongxing Securities Co Ltd 245
1,675,555 Dubai Financial Market PJSC 752
581,066 East Money Information Co Ltd 1,926
23,598,415 Edelweiss Financial Services Ltd 28,387
143,778 (b) Edenred 3,178
72,802 (b) EFG International 1,746
2,860,924 E-Finance for Digital & Financial Investments 1,109
768,414 (a) Egyptian Financial Group-Hermes Holding 401
80,700 Enact Holdings, Inc 3,199
10,200 (a) Enova International, Inc 1,603
295,605 EQT AB 11,548
760,752 Equitable Holdings, Inc 36,250
10,665 (a),(b) Etoro Group Ltd 375
28,447 Eurazeo 1,772
4,350 (a) Euronet Worldwide, Inc 331
475,374 (c) Euronext NV 71,410
134,706 Everbright Securities Co Ltd 338
15,525 Evercore Partners, Inc (Class A) 5,282
99,070 EVERTEC, Inc 2,882
54,730 EXOR NV 4,649
15,754 Factset Research Systems, Inc 4,572
512,401 Far East Horizon Ltd 529
1,391,120 (a) Fawry for Banking & Payment Technology Services SAE 470
1,309,996 Fidelity National Information Services, Inc 87,062
423,536 Fiera Capital Corp 1,913
14,505 (a) Figure Technology Solutions, Inc 592
45,000 (a) Financial Partners Group Co Ltd 551
74,900 FinVolution Group (ADR) 392
225,367 FirstCash Holdings, Inc 35,919
8,510,997 FirstRand Ltd 46,640
296,337 (a) Fiserv, Inc 19,905
150,320 Five-Star Business Finance Ltd 913
62,438 flatexDEGIRO AG. 2,675
27,419 (a) Flow Traders 810
279,400 (a) Flywire Corp 3,956
58,606 (a) Foresight Group Holdings Ltd 339
304,800 Founder Securities Co Ltd 340
127,362 Franklin Resources, Inc 3,043
7,432 (a),(b) Freedom Holding Corp 904
6,563,660 Fuhwa Financial Holdings Co Ltd 8,202
40,800 (a) Futu Holdings Ltd (ADR) 6,700
37,352 (a) Fuyo General Lease Co Ltd 1,024
413,154 (b) GCM Grosvenor, Inc 4,677
838,600 (b) Gentera SAB de C.V. 2,146
21,857 (a) Georgia Capital plc 911
549,000 (b) GF Securities Co Ltd 1,246
237,508 GF Securities Co Ltd (Class A) 749
13,694 Gimv NV 717

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
25,872 Global Payments, Inc $ 2,002
487,301 GMO Financial Holdings, Inc 2,712
31,700 (a) GMO Payment Gateway, Inc 1,966
9,768 (b) goeasy Ltd 934
303,434 Goldman Sachs Group, Inc 266,718
1,771,100 (a) Grab Holdings Ltd 8,838
22,594 GRENKE AG. 411
93,667 (a) Grupo de Inversiones Suramericana S.A. 1,337
112,471 (a) Grupo de Inversiones Suramericana S.A. (Preference) 1,267
118,104 Guolian Securities Co Ltd 172
270,549 Guosen Securities Co Ltd 508
2,202,800 (b) Guotai Junan International Holdings Ltd 722
531,609 Guotai Junan Securities Co Ltd 1,563
1,212,951 (c) Guotai Junan Securities Co Ltd (Hong Kong) 2,597
179,529 Guoyuan Securities Co Ltd 215
38,132 Hamilton Lane, Inc 5,122
76,270 (a) Hanwha Investment & Securities Co Ltd 249
122,822 (c) HDFC Asset Management Co Ltd 3,653
214,302 Helia Group Ltd 786
20,086 Hithink RoyalFlush Information Network Co Ltd 926
1,199,185 (b) HMC Capital Ltd 3,151
36,344 (c) Hoist Finance AB 443
58,612 (c) Home First Finance Co India Ltd 720
1,030,800 Hong Kong Exchanges and Clearing Ltd 53,933
168,500 Hotai Finance Co Ltd 321
22,779 Houlihan Lokey, Inc 3,968
860,340 (c) Huatai Securities Co Ltd 2,088
273,234 Huatai Securities Co Ltd (Class A) 923
61,395 HUB24 Ltd 3,928
3,265 (a) Hypoport SE 487
1,116 ICRA Ltd 75
105,200 iFAST Corp Ltd 778
563,094 (a) IFCI Ltd 332
1,335,725 IG Group Holdings plc 23,647
58,256 (b) IGM Financial, Inc 2,623
177,017 (a) IIFL Finance Ltd 1,203
90,138 IIFL Securities Ltd 365
14,320 India Shelter Finance Corp Ltd 128
406,577 Indiabulls Housing Finance Ltd 659
288,281 (c) Indian Energy Exchange Ltd 431
303,154 Industrial Securities Co Ltd 322
71,128 Industrivarden AB 3,186
860,724 (a) Infibeam Avenues Ltd 160
672,911 Infratil Ltd 4,294
469,140 (a) IntegraFin Holdings plc 2,268
5,800 (b) Integral Corp 123
180,352 Interactive Brokers Group, Inc (Class A) 11,598
1,218,791 Intercontinental Exchange, Inc 197,395
217,055 Intermediate Capital Group plc 5,986
26,209 Inversiones La Construccion S.A. 530
459,569 Invesco Ltd 12,073
202,924 Investcorp Capital plc 77
191,954 Investec Ltd 1,416
457,197 Investec plc 3,394
377,606 IOOF Holdings Ltd 1,146
712,556 IP Group plc 563
356,843 Is Yatirim Menkul Degerler AS 329
146,395 Isracard Ltd 718
16,725 (a) Jaccs Co Ltd 463
7,700 Jack Henry & Associates, Inc 1,405
791,054 (a) Jafco Co Ltd 12,171
192,583 Janus Henderson Group plc 9,161

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
350,600 (a) Japan Securities Finance Co Ltd $ 4,532
64,483 Jefferies Financial Group, Inc 3,996
87,000 JF SmartInvest Holdings Ltd 552
2,424 (a) Jindal South West Holdings Ltd 550
301,575 JM Financial Ltd 504
549,200 JMT Network Services PCL 152
498,629 JSE Ltd 4,319
115,891 (c) JTC plc 2,006
135,520 Julius Baer Group Ltd 10,588
347,318 Jupiter Fund Management plc 742
76,008 Kfin Technologies Ltd 917
190,585 (a) Kinnevik AB 1,718
10,233 KIWOOM Securities Co Ltd 2,057
1,903,346 KKR & Co, Inc 242,639
417,083 (a),(b) Klarna Group plc 12,058
25,581 Korea Investment Holdings Co Ltd 2,880
13,457 KRUK S.A. 1,841
751,500 Krungthai Card PCL 626
601,131 L&T Finance Holdings Ltd 2,115
539,271 L1 Group Ltd 383
1,182,301 Ladder Capital Corp 12,993
38,687 Lazard, Inc 1,879
987,797 (a) LendingClub Corp 18,709
58,650 (a) LendingTree, Inc 3,114
149,500 (a) Lianlian DigiTech Co Ltd 127
227,210 LIC Housing Finance Ltd 1,365
435,341 London Stock Exchange Group plc 52,367
33,562 LPL Financial Holdings, Inc 11,987
167,100 (a) Lufax Holding Ltd (ADR) 428
12,300 (a) M&A Capital Partners Co Ltd 264
4,242,000 M&G plc 16,331
79,232 MA Financial Group Ltd 575
259,988 Macquarie Group Ltd 35,132
1,935,838 Magellan Financial Group Ltd 12,849
23,784 Maharashtra Scooters Ltd 3,766
385,365 Mahindra & Mahindra Financial Services Ltd 1,729
15,170,002 Man Group plc 46,587
453,779 Manappuram Finance Ltd 1,556
124,325 Marex Group plc 4,769
21,422 MarketAxess Holdings, Inc 3,883
126,500 (a) Marui Co Ltd 2,599
34,143 (c) MAS Financial Services Ltd 123
1,978,516 Mastercard, Inc (Class A) 1,129,495
333,200 (a) Matsui Securities Co Ltd 1,819
26,978 Meitav Investment House Ltd 980
48,329 Meritz Financial Group, Inc 3,794
175,600 MGIC Investment Corp 5,131
123,736 Mirae Asset Daewoo Co Ltd 2,007
105,900 (a) Mizuho Leasing Co Ltd 955
106,332 (a) Molten Ventures plc 720
920,952 (a) Monex Group, Inc 4,274
16,579 Moody's Corp 8,469
901,299 Morgan Stanley 160,008
9,517 Morningstar, Inc 2,068
112,824 Motilal Oswal Financial Services Ltd 1,075
7,765 MSCI, Inc (Class A) 4,455
493,600 Muangthai Capital PCL 492
18,765 Multi Commodity Exchange of India Ltd 2,328
11,832 Mutares SE & Co KGaA 414
74,375 Muthoot Finance Ltd 3,155
2,491,003 Nasdaq Stock Market, Inc 241,951
367,093 National Investments Co KSCP 360

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
215,135 (a) NCR Corp ATM $ 8,199
241,240 (a) NerdWallet, Inc 3,269
464,567 Netwealth Group Ltd 7,919
235,082 (b) NewtekOne, Inc 2,668
216,100 (a) Nihon M&A Center Holdings, Inc 992
176,850 Ninety One Ltd 511
181,241 Ninety One plc 528
120,074 (c) Nippon Life India Asset Management Ltd 1,176
427,076 (a) NMI Holdings, Inc 17,420
317,091 Noah Holdings Ltd (ADR) 3,184
106,032 Nordnet AB publ 3,093
56,465 Nuvama Wealth Management Ltd 930
119,593 (a) Okasan Holdings, Inc 575
99,594 (a) One 97 Communications Ltd 1,440
291,060 OneMain Holdings, Inc 19,661
45,575 (a) Onex Corp 3,751
112,750 OppFi, Inc 1,179
610,450 (a) Orient Corp 4,150
226,091 Orient Securities Co Ltd 353
1,977,070 ORIX Corp 57,824
277,986 OSB Group plc 2,381
340,500 (a),(b) OSL Group Ltd 743
6,068,800 (a) Pacific Strategic Financial Tbk PT 531
132,000 (a) Pagseguro Digital Ltd 1,272
152,271 (a) Paragon Group of Cos plc 1,754
15,867 Partners Group 19,468
357,130 Patria Investments Ltd 5,675
629,710 (a) Payoneer Global, Inc 3,539
245,874 PayPal Holdings, Inc 14,354
31,522 PennyMac Financial Services, Inc 4,156
730,110 PennyMac Mortgage Investment Trust 9,163
966,747 (a),(b) Pensionbee Group plc 2,108
1,219,989 Perella Weinberg Partners 21,106
83,885 Perpetual Trustees Australia Ltd 1,041
628,773 Pinnacle Investment Management Group Ltd 7,151
71,742 Piper Jaffray Cos 24,371
79,588 (a) Piramal Finance Ltd 1,455
364,295 Plus500 Ltd 17,793
66,554 (b) Pluxee France S.A. 1,044
146,336 (c) PNB Housing Finance Ltd 1,550
64,698 Polar Capital Holdings plc 463
173,536 (a) Poonawalla Fincorp Ltd 933
926,896 Power Finance Corp Ltd 3,670
51,050 (a) PRA Group, Inc 903
735,900 President Securities Corp 559
67,100 PROG Holdings, Inc 1,979
17,350 (b) Propel Holdings, Inc 315
9,988 Prudent Corporate Advisory Services Ltd 283
1,051,770 (c) Quilter plc 2,594
64,500 Radian Group, Inc 2,321
61,227 Rathbone Brothers 1,586
156,156 Ratos AB (B Shares) 641
75,134 Raymond James Financial, Inc 12,066
759,640 REC Ltd 3,021
83,623 Reinet Investments S.C.A 2,929
21,886,860 Reliance Strategic Investments Ltd 71,884
319,449 Remgro Ltd 3,505
377,000 (a) Remitly Global, Inc 5,203
8,461 (a) Ricoh Leasing Co Ltd 315
898,822 Rithm Capital Corp 9,797
323,915 (a) Robinhood Markets, Inc 36,635
2,849,517 Rocket Cos, Inc 55,167

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
482,679 S&P Global, Inc $ 252,243
47,431 Samsung Securities Co Ltd 2,483
30,887 Saudi Tadawul Group Holding Co 1,155
128,132 (a) SBFC Finance Ltd 148
179,763 SBI Cards & Payment Services Ltd 1,723
993,700 SBI Holdings, Inc 21,414
237,100 SDIC Capital Co Ltd 260
43,825 SEI Investments Co 3,595
869,844 Shenwan Hongyuan Group Co Ltd 656
27,459 (a),(b) Shift4 Payments, Inc 1,729
2,574 Shinyoung Securities Co Ltd 240
880,231 Shriram Finance Ltd 9,768
2,006,300 Singapore Exchange Ltd 26,411
84,700 Sinolink Securities Co Ltd 113
85,141 SLM Corp 2,304
3,695 Societe Fonciere Financiere et de Participations FFP 328
1,181,769 (a) SoFi Technologies, Inc 30,939
9,917 Sofina S.A. 2,868
2,695,000 (a) Sony Financial Holdings, Inc 2,856
182,535 SooChow Securities Co Ltd 237
16,820 Sprott, Inc 1,648
559,262 Srisawad Corp PCL 452
402,293 St. James's Place plc 7,472
144,064 Starwood Property Trust, Inc 2,595
123,172 State Street Corp 15,890
61,420 StepStone Group, Inc 3,941
42,008 Stifel Financial Corp 5,260
139,000 (a) StoneCo Ltd 2,056
65,720 (a) StoneX Group, Inc 6,252
42,147 Sundaram Finance Ltd 2,479
63,277 (a) Svolder AB 405
8,105 Swissquote Group Holding S.A. 4,921
377,500 SY Holdings Group Ltd 527
542,583 Synchrony Financial 45,268
91,163 T Rowe Price Group, Inc 9,333
84,186 Tamburi Investment Partners S.p.A. 906
405,606 Tata Investment Corp Ltd 3,146
71,399 Tel Aviv Stock Exchange Ltd 2,128
130,173 (a) Tera Yatirim Menkul Degerler AS. 522
337,900 Tianfeng Securities Co Ltd 201
1,092,000 TIDLOR Holdings PCL 587
353,406 TMX Group Ltd 13,448
112,402 (a) Toast, Inc 3,991
1,295,280 (a) Tokai Tokyo Securities Co Ltd 5,684
3,982,789 TP ICAP Group plc 13,908
55,623 TPG, Inc 3,551
12,348 Tradeweb Markets, Inc 1,328
1,058,597 (a) Turkiye Sinai Kalkinma Bankasi AS 304
1,999,471 UBS Group AG 92,596
1,185,734 UBS Group AG 54,751
5,084 (a) United International Holding Co 210
77,100 (a) Up Fintech Holding Ltd (ADR) 737
43,062 UTI Asset Management Co Ltd 542
386,597 UWM Holdings Corp 1,693
50,810 Van Lanschot Kempen NV 3,150
41,170 (a) Velocity Financial, Inc 855
114,330 (b) Victory Capital Holdings, Inc 7,213
16,066 (b) Vinci Partners Investments Ltd 209
96,950 Virtu Financial, Inc 3,230
1,318,502 Visa, Inc (Class A) 462,412
21,524 Vontobel Holding AG. 1,739
44,300 Voya Financial, Inc 3,300

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
278,010 Washington H Soul Pattinson & Co Ltd $ 6,879
1,961,642 Waterland Financial Holdings 1,033
197,599 (a) Wealthfront Corp 2,685
160,186 Wendel 15,427
152,603 Western Securities Co Ltd 172
35,753 (b) Western Union Co 333
3,595 (a) WEX, Inc 536
815,289 (b) WisdomTree, Inc 9,938
391,861 (a) Wise plc 4,695
85,232 Woori Investment & Securities Co Ltd 1,248
152,699 (a),(b),(c) Worldline S.A. 279
413,523 XP, Inc 6,769
147,480 (a) XPS Pensions Group plc 674
268,422 (c) XTB S.A. 5,358
8,601,000 Yangzijiang Financial Holding Ltd 2,671
30,314 YD More Investments Ltd 538
126,400 (a),(b) Yeahka Ltd 130
11,485,750 (b),(c) Yixin Group Ltd 3,789
21,655 Yuanta Futures Co Ltd 67
227,985 Yulon Finance Corp 621
609,530 (a) Zenkoku Hosho Co Ltd 12,151
150,791 Zheshang Securities Co Ltd 233
265,600 Zhongtai Securities Co Ltd 247
949,894 (a) Zip Co Ltd 2,062
TOTAL FINANCIAL SERVICES 8,007,397
FOOD, BEVERAGE & TOBACCO - 2.4%
138,531 (b) AAK AB 3,951
87,271 AG. Barr plc 733
221,470 Agthia Group PJSC 228
477,000 Ajinomoto Co, Inc 10,084
2,237,700 Alfa S.A. de C.V. (Class A) 1,956
42,613 Allied Blenders & Distillers Ltd 291
299,258 Almarai Co JSC 3,453
944,398 Altria Group, Inc 54,454
2,910,939 Ambev S.A. 7,327
1,545,620 Anadolu Efes Biracilik Ve Malt Sanayii AS 565
27,011 Angel Yeast Co Ltd 169
772,545 Anheuser-Busch InBev S.A. 49,583
77,928 Anhui Gujing Distillery Co Ltd 874
11,614 Anhui Gujing Distillery Co Ltd (Class A) 221
322,226 Arca Continental SAB de C.V. 3,487
137,719 Archer-Daniels-Midland Co 7,917
14,672 (a) Ariake Japan Co Ltd 496
17,056 (a),(b) Aryzta AG. 1,103
60,698 Austevoll Seafood ASA 585
32,322 Avanti Feeds Ltd 301
244,523 AVI Ltd 1,558
291,769 (a) AWL Agri Business Ltd 771
37,954 Bakkafrost P 1,940
102,146 (c) Bakkavor Group plc 328
649,881 (a) Baladna 228
99,297 Balrampur Chini Mills Ltd 491
24,364 (b) Barry Callebaut AG. 39,833
222,442 Bega Cheese Ltd 898
61,400 Beijing Yanjing Brewery Co Ltd 99
650,100 Betagro PCL 375
53,080 Bikaji Foods International Ltd 443
3,081 Binggrae Co Ltd 159
17,447 Bombay Burmah Trading Co 367
3,439 (a) Boston Beer Co, Inc (Class A) 671
133,910 (a),(b) BRC, Inc 149
68,314 Britannia Industries Ltd 4,584

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
5,125,819 British American Tobacco plc $ 290,586
236,500 (a) Bumitama Agri Ltd 248
96,263 Bunge Global S.A. 8,575
318,269 C&C Group plc 579
26,980 (a) Calavo Growers, Inc 587
60,600 (a) Calbee, Inc 1,156
208,100 Carabao Group PCL 287
4 Carlsberg AS (Class B) 1
118,200 Carlsberg Brewery Malaysia Bhd 486
59,493 CCL Products India Ltd 626
125,342 (a) Celsius Holdings, Inc 5,733
1,040,300 Century Pacific Food, Inc 690
132,800 Charoen Pokphand Enterprise 556
2,375,031 Charoen Pokphand Foods PCL 1,644
4,656,218 Charoen Pokphand Indonesia Tbk PT 1,258
2,380,021 (c) China Feihe Ltd 1,243
4,058,000 China Foods Ltd 2,263
4,375,889 (a),(d) China Huishan Dairy Holdings Co Ltd 6
370,000 (a),(d) China Huiyuan Juice Group Ltd 1
1,991,227 China Mengniu Dairy Co Ltd 3,822
2,404,000 (b) China Modern Dairy Holdings Ltd 500
1,023,357 China Resources Beer Holdings Company Ltd 3,456
989,000 (a),(c) China Youran Dairy Group Ltd 647
105,958 Cia Cervecerias Unidas S.A. 690
2,369,800 Cisarua Mountain Dairy PT TBK 803
6,201 CJ CheilJedang Corp 894
147,520 Cloetta AB 648
4,887,448 Coca-Cola Co 341,682
23,817 Coca-Cola Consolidated Inc 3,651
289,776 Coca-Cola Europacific Partners plc 26,283
326,783 (b) Coca-Cola Femsa SAB de C.V. 3,104
97,200 Coca-Cola West Japan Co Ltd 1,964
2,280,000 (a),(b) COFCO Joycome Foods Ltd 457
40,804 Cranswick plc 2,725
17,278 Daesang Corp 252
65,867 (a) Darling International, Inc 2,371
1,922,500 Dharma Satya Nusantara Tbk PT 178
2,170,541 Diageo plc 46,771
10,370 Dodla Dairy Ltd 145
773,768 Dole plc 11,599
6,907 Dongwon Industries Co Ltd 201
10,900 (a),(b) Dydo Drinco, Inc 176
882,000 Eastern Tobacco 686
19,600 Eastroc Beverage Group Co Ltd 750
464,958 Efor Yatirim Sanayi Ticaret AS. 262
292,115 Embotelladora Andina S.A. 1,368
1,638 (b) Emmi AG. 1,516
36,315 (b) Ezaki Glico Co Ltd 1,256
591,100 Farm Fresh Bhd 413
81,863 Fevertree Drinks plc 900
5,736 First Milling Co 75
1,790,000 First Pacific Co 1,370
339,900 First Resources Ltd 553
1,341,783 (a),(b) Fomento Economico Mexicano S.A. de C.V. 13,551
2,123,463 Fomento Economico Mexicano SAB de C.V. (ADR) 214,618
153,200 Food Empire Holdings Ltd 286
176,361 Foshan Haitian Flavouring & Food Co Ltd 935
96,600 (a) Fraser & Neave Holdings Bhd 845
19,698 (a) Freshpet, Inc 1,200
34,727 (a) Fuji Oil Co Ltd 809
146,714 Futuris Corp Ltd 669
201,400 Genting Plantations BHD 253

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
246,510 Glanbia plc $ 4,227
28,701 Godfrey Phillips India Ltd 882
15,265 (c) Godrej Agrovet Ltd 97
5,288,625 Golden Agri-Resources Ltd 1,171
492,500 Great Wall Enterprise Co Ltd 797
315,016 (a) Greencore Group plc 1,079
43,975 Grieg Seafood ASA 339
95,121 (a) Gruma SAB de C.V. 1,639
796,841 (b) Grupo Bimbo S.A. de C.V. (Series A) 2,616
632,100 Guan Chong Bhd 114
60,945 Guangdong Haid Group Co Ltd 483
28,045 (a) Harim Holdings Co Ltd 207
172,314 Health & Happiness H&H International Holdings Ltd 290
108,200 Heineken Malaysia Bhd 612
1,833,135 Heineken NV 151,246
108,323 Henan Shuanghui Investment & Development Co Ltd 410
28,689 Heritage Foods Ltd 147
849,422 Hilton Food Group plc 5,771
33,088 (a) Hindustan Foods Ltd 191
22,675 (a) Hite Jinro Co Ltd 290
40,462 (a) House Foods Corp 744
294,604 Inghams Group Ltd 489
235,453 Inner Mongolia Yili Industrial Group Co Ltd 964
9,135,000 (a),(d) Inti Agri Resources Tbk PT   0^
1,498,706 IOI Corp BHD 1,478
424,500 I-TAIL Corp PCL 203
1,866,760 ITC Ltd 8,378
38,700 (a) Ito En Ltd 759
19,240 (a) Itoham Yonekyu Holdings, Inc 687
3,958,800 Japan Tobacco, Inc 142,288
4,685,000 Japfa Comfeed Indonesia Tbk PT 734
246,871 (a) JBS NV 3,560
35,526 Jiangsu King's Luck Brewery JSC Ltd 177
50,881 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 442
8,350 John B Sanfilippo & Son, Inc 590
565,900 Johor Plantations Group Bhd 221
60,646 (b) Kagome Co Ltd 1,043
10,300 (a) Kameda Seika Co Ltd 256
23,394 Kaveri Seed Co Ltd 257
48,842 Kerry Group plc (Class A) 4,463
75,097 Kewpie Corp 2,074
80,800 (a) Kotobuki Spirits Co Ltd 946
42,521 KRBL Ltd 187
59,139 KT&G Corp 5,834
314,695 (a) Kuala Lumpur Kepong BHD 1,551
513,534 (a),(d) Kwality Wall's India Ltd 230
45,943 Kweichow Moutai Co Ltd 9,059
14,920 Lancaster Colony Corp 2,453
2,383 (a) Lassonde Industries, Inc 381
189,607 Leroy Seafood Group ASA 952
94,965 Lian HWA Food Corp 295
757,164 Lien Hwa Industrial Corp 1,144
34,100 (a) Lifedrink Co, Inc 378
15,450 (a) Lifeway Foods, Inc 374
2,910 Lotte Chilsung Beverage Co Ltd 281
2,162 Lotte Wellfood Co Ltd 172
246 (b) Lotus Bakeries NV 2,264
113,162 LT Foods Ltd 491
52,923 Luzhou Laojiao Co Ltd 881
30,500 (a) M Dias Branco S.A. 133
783,596 (a) Magnum Ice Cream Co NV 12,437
292,806 (a) Magnum Ice Cream Co NV 4,685

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
13,126 Manorama Industries Ltd $ 195
252,854 Maple Leaf Foods, Inc 4,593
386,200 Marfrig Global Foods S.A. 1,408
327,484 Marico Ltd 2,734
87,300 (a) Maruha Nichiro Corp 717
383,662 McCormick & Co, Inc 26,131
36,187 (a) Megmilk Snow Brand Co Ltd 747
181,200 (a) MEIJI Holdings Co Ltd 4,027
74,407 Mezzan Holding Co KSCC 303
348,400 Minerva S.A. 366
11,700 (a) Mitsui Sugar Co Ltd 249
19,103 Modern Mills Co 146
2,006,400 (c) Monde Nissin Corp 198
4,690,280 Mondelez International, Inc 252,478
2,876,834 (a) Monster Beverage Corp 220,567
49,358 (a) Morinaga & Co Ltd 836
53,026 (a) Morinaga Milk Industry Co Ltd 1,261
167 Mowi ASA 4
97,755 Mrs Bectors Food Specialities Ltd 251
198,238 Muyuan Foods Co Ltd 1,435
116,992 (a) National Agriculture Development Co 573
423,268 Nestle India Ltd 6,065
43,814 Nestle Malaysia Bhd 1,231
2,005,550 Nestle S.A. 199,069
132,605 New Hope Liuhe Co Ltd 175
13,521 (a) Newlat Food S.p.A 306
155,384 (a) Nichirei Corp 1,847
35,197 (a) Nippon Flour Mills Co Ltd 535
63,700 (a) Nippon Meat Packers, Inc 2,660
204,759 (a) Nippon Suisan Kaisha Ltd 1,493
21,222 (a) Nisshin Oillio Group Ltd 711
152,700 (a) Nisshin Seifun Group, Inc 1,871
140,600 (a) Nissin Food Products Co Ltd 2,614
1,245,400 (c) Nongfu Spring Co Ltd 7,518
2,592 (a) NongShim Co Ltd 776
16,048 Orion Corp/Republic of Korea 1,176
19,727 Orion Holdings Corp 283
513 Orkla ASA 6
706,100 Osotspa PCL 361
1,332 Ottogi Corp 355
1,052,976 PepsiCo, Inc 151,123
1,472 Philip Morris CR AS. 1,326
3,570,106 Philip Morris International, Inc 572,645
17,385 (a) Piccadily Agro Industries Ltd 110
442,800 PPB Group BHD 1,207
467,194 Premier Foods plc 1,087
33,888 (b) Premium Brands Holdings Corp 2,511
90,038 (a) Prima Meat Packers Ltd 1,532
108,125 Primo Brands Corp 1,768
409,800 PT Astra Agro Lestari Tbk 181
282,700 PT Gudang Garam Tbk 237
2,697,209 PT Indofood Sukses Makmur Tbk 1,094
1,007,700 QL Resources Bhd 941
60,269 Radico Khaitan Ltd 2,213
17,713 (b) Remy Cointreau S.A. 759
13,700 (a) Riken Vitamin Co Ltd 259
208,700 (a) RLX Technology, Inc (ADR) 486
55,395 (b) Rogers Sugar, Inc 240
37,631 Royal Unibrew A.S. 3,396
14,294 (a) S Foods, Inc 248
19,255 (a) Sakata Seed Corp 525
40,300 Salmar ASA 2,463

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
2,626 Samyang Foods Co Ltd $ 2,242
124,300 Sao Martinho S.A. 341
238,430 Sapporo Holdings Ltd 2,563
173,254 Saputo, Inc 5,215
2,949,400 Sariguna Primatirta Tbk PT 82
11,288 Saudia Dairy & Foodstuff Co 743
116,506 Savola Group 679
2,975,600 Sawit Sumbermas Sarana Tbk PT 274
292,135 (c) Scandinavian Tobacco Group A.S. 4,383
9,571 Schouw & Co 989
109 Seaboard Corp 485
43,242 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,064
10,387 (a) Showa Sangyo Co Ltd 200
529,285 (a) Shree Renuka Sugars Ltd 154
1,294,078 Sime Darby Plantation Bhd 1,827
408,696 (a) Simply Good Foods Co 8,207
136,154 SLC Agricola S.A. 398
228,489 Smithfield Foods, Inc 5,102
1,191,171 (b),(c) Smoore International Holdings Ltd 1,823
263,000 Standard Foods Corp 253
160,000 (a),(b) Star Plus Legend Holdings Ltd 123
43,737 Strauss Group Ltd 1,525
45,349 Suedzucker AG. 487
60,641 (a) SunOpta, Inc 231
100,303 (a) Takara Holdings, Inc 1,027
374,515 Tata Consumer Products Ltd 4,967
1,303,544 Tate & Lyle plc 6,572
2,271,800 Thai Union Group PCL 922
399,230 Thai Vegetable Oil PCL (Foreign) 284
121,990 (a),(b) Tiger Brands Ltd 2,698
87,716 Tilaknagar Industries Ltd 447
1,283,301 Tingyi Cayman Islands Holding Corp 1,946
66,600 (a) Toyo Suisan Kaisha Ltd 4,569
614,454 Treasury Wine Estates Ltd 2,144
80,900 (a) Tres Tentos Agroindustrial S.A. 244
2,300,700 Triputra Agro Persada PT 207
52,366 Triveni Engineering & Industries Ltd 227
399,471 Tsingtao Brewery Co Ltd 2,504
22,193 Tsingtao Brewery Co Ltd (Class A) 194
18,000 Ttet Union Corp 83
157,689 Ulker Biskuvi Sanayi AS 396
2,958,934 Uni-President Enterprises Corp 7,255
755,600 United Plantations BHD 5,597
186,672 United Spirits Ltd 2,998
600,790 Universal Robina Corp 687
858,695 Varun Beverages Ltd 4,688
394,738 (a) Vina Concha y Toro S.A. 449
30,359 Viscofan S.A. 1,903
57,620 (a) Vita Coco Co, Inc 3,054
462,000 Vitasoy International Holdings Ltd 372
3,058,694 Want Want China Holdings Ltd 1,824
235,670 Wens Foodstuffs Group Co Ltd 569
5,987,500 (c) WH Group Ltd 6,670
1,379,300 Wilmar International Ltd 3,299
138,021 Wuliangye Yibin Co Ltd 2,093
181,300 (a) Yakult Honsha Co Ltd 2,834
91,500 Yamazaki Baking Co Ltd 1,920
61,400 Yantai Changyu Pioneer Wine Co 63
390,000 (b) Yihai International Holding Ltd 631
87,550 (a) Zevia PBC 203
903,000 (c) Zhou Hei Ya International Holdings Co Ltd 191

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
65,760 Zydus Wellness Ltd $ 333
TOTAL FOOD, BEVERAGE & TOBACCO 3,211,150
HEALTH CARE EQUIPMENT & SERVICES - 3.0%
4,410,061 Abbott Laboratories 552,537
27,748 (a),(b) Acadia Healthcare Co, Inc 394
33,677 (a) Addus HomeCare Corp 3,617
198,500 (a) Adicon Holdings Ltd 108
180,716 Advanced Medical Solutions Group plc 530
109,949 Aier Eye Hospital Group Co Ltd 173
444,000 (b),(c) AK Medical Holdings Ltd 326
65,666 Al Hammadi Holding 490
298,839 Alcon, Inc 23,647
122,200 (a) Alfresa Holdings Corp 1,900
19,617 (a) Align Technology, Inc 3,063
667,060 (a) Alignment Healthcare, Inc 13,174
7,838 Almoosa Health Co 366
1,666,766 (a) Alphatec Holdings, Inc 35,069
898,706 (c) Ambea AB 13,793
140,553 Ambu A.S. 1,937
132,682 AmerisourceBergen Corp 44,813
87,816 Amplifon S.p.A. 1,408
44,800 (b),(c) Angelalign Technology, Inc 343
822,367 (a) Angiodynamics, Inc 10,559
108,985 Ansell Ltd 2,544
92,012 Apollo Hospitals Enterprise Ltd 7,215
4,626 APT Medical, Inc 161
1,493,116 Arjo AB 5,169
43,088 (a) As One Corp 660
382,600 (a) Asahi Intecc Co Ltd 7,172
147,270 (a) Asker Healthcare Group AB 1,342
174,540 (c) Aster DM Healthcare Ltd 1,198
1,192,355 (c) Attendo AB 10,561
622,150 (a) Aveanna Healthcare Holdings, Inc 5,083
1,076,200 Bangkok Chain Hospital PCL 355
2,186,171 Bangkok Dusit Medical Services PCL 1,339
28,447 Becton Dickinson & Co 5,521
25,035 (b) BioMerieux 3,239
20,345 (a) BML, Inc 501
3,123,989 (a) Boston Scientific Corp 297,872
698,325 (a) BrightSpring Health Services, Inc 26,152
116,938 Bumrungrad Hospital PCL 584
235,729 Cardinal Health, Inc 48,442
26,592 (a) Carl Zeiss Meditec AG. 1,236
108,902 (a) Castle Biosciences, Inc 4,236
214,772 (a) Centene Corp 8,838
257,464 (a) Certara, Inc 2,268
449,420 (a) Cerus Corp 926
42,707 (a) Chabiotech Co Ltd 435
4,361 Chemed Corp 1,866
723,500 (b) China Resources Medical Holdings Co Ltd 298
4,203,000 Chularat Hospital PCL 200
782,277 Cigna Group 215,306
14,752 (a) Classys, Inc 557
80,342 Coloplast A.S. 6,888
1,228,041 (c) ConvaTec Group plc 4,009
13,860 (a) Corvel Corp 938
21,586 Craneware plc 563
50,388 CVS Group plc 872
1,439,108 CVS Health Corp 114,208
7,708 Dallah Healthcare Co 258
11,012 (a) DaVita, Inc 1,251
57,920 (a) Demant A.S. 1,952

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
92,578 dentalcorp Holdings Ltd $ 739
902,388 (a) DexCom, Inc 59,892
8,810 Diagnostyka S.A. 419
14,385 DiaSorin S.p.A. 1,155
154,144 (a) Doximity, Inc 6,826
41,800 (a) Dr Agarwal's Health Care Ltd 236
61,740 (c) Dr Lal PathLabs Ltd 1,018
31,751 Dr Soliman Abdel Kader Fakeeh Hospital Co 289
17,508 Dr Sulaiman Al Habib Medical Services Group Co 1,200
6,027 Draegerwerk AG. 489
469,036 EBOS Group Ltd 7,459
33,810 Eckert & Ziegler Strahlen- und Medizintechnik AG. 601
827,958 (a) Edwards Lifesciences Corp 70,583
20,000 (a) Eiken Chemical Co Ltd 308
30,887 El.En. S.p.A 502
1,752,457 (a),(b) Elekta AB (B Shares) 10,717
764,537 Elevance Health, Inc 268,008
68,241 Encompass Health Corp 7,243
142,530 (a) Enhabit, Inc 1,314
410,670 (a) Enovis Corp 10,940
65,380 Ensign Group, Inc 11,389
5,401 (a) Entero Healthcare Solutions Ltd 62
5,186 (b) Equasens 273
536,655 Essilor International S.A. 169,689
220,045 (a),(b) Establishment Labs Holdings, Inc 16,037
82,550 (a) Evolent Health, Inc 330
55,736 Extendicare, Inc 867
212,843 Fagron NV 5,311
251,036 Fisher & Paykel Healthcare Corp 5,454
4,439,641 Fleury S.A. 12,151
103,971 Fortis Healthcare Ltd 1,023
777,297 Fresenius Medical Care AG. 37,128
20,900 (a) Fukuda Denshi Co Ltd 1,009
48,840 (a) Fulgent Genetics, Inc 1,283
37,840 (c) Galenica AG. 4,667
635,000 (c) Genertec Universal Medical Group Co Ltd 486
174,541 Getinge AB (B Shares) 4,121
128,964 (a) Glaukos Corp 14,561
66,947 Global Health Ltd 884
10,212 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 38
2,170 (a) Guardant Health, Inc 222
95,500 Gushengtang Holdings Ltd 347
48,989 (a),(b),(c) GVS S.p.A 222
16,712 (a) Hanmi Science Co Ltd 421
242,500 (a),(c) Hapvida Participacoes e Investimentos S.A. 650
1,346,900 (a) Hartalega Holdings Bhd 328
219,162 HCA, Inc 102,318
20,633 (a) HealthCare Global Enterprises Ltd 152
245,025 (a) HealthEquity, Inc 22,447
32,835 (a) Henry Schein, Inc 2,482
72,240 (a) HLB, Inc 2,546
13,000 (a),(b) Hogy Medical Co Ltd 554
971,900 (a) Hoya Corp 147,408
21,978 Huadong Medicine Co Ltd 124
48,142 Humana, Inc 12,331
268,000 (a),(b),(c) Hygeia Healthcare Holdings Co Ltd 428
47,720 (a) ICU Medical, Inc 6,808
33,664 (a) IDEXX Laboratories, Inc 22,775
424,089 IHH Healthcare Bhd 915
42,752 (a) Inmode Ltd 628
361,360 (a) Inogen, Inc 2,428
33,400 (a) Inspire Medical Systems, Inc 3,081

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
2,700 (a) Integer Holdings Corp $ 212
584,028 (a) Intuitive Surgical, Inc 330,770
27,157 (a) Inventurus Knowledge Solutions Ltd 501
41,700 (a) iRhythm Technologies, Inc 7,399
41,600 (a) Japan Lifeline Co Ltd 418
9,150 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 50
138,500 (a) Jiangxi Rimag Group Co Ltd 146
1,497,500 (a),(b),(c) Jinxin Fertility Group Ltd 458
20,000 JMDC, Inc 508
10,848 Jupiter Life Line Hospitals Ltd 168
460,855 Koninklijke Philips Electronics NV 12,549
68,038 Korian-Medica 313
1,189,600 Kossan Rubber Industries Bhd 319
2,926 Kovai Medical Center and Hospital Ltd 187
1,458,800 KPJ Healthcare Bhd 966
178,930 (a),(c) Krishna Institute of Medical Sciences Ltd 1,212
26,219 Labcorp Holdings, Inc 6,578
9,702,717 (b) Life Healthcare Group Holdings Ltd 6,674
1,197,080 (a) LifeStance Health Group, Inc 8,427
2,538,000 (a),(b) Lifetech Scientific Corp 509
382,428 (a) LivaNova plc 23,531
21,480 (a) Lunit, Inc 614
1,858,200 (a) M3, Inc 24,998
60,663 (a),(b) Mani, Inc 562
98,829 (a) Masimo Corp 12,854
644,145 Max Healthcare Institute Ltd 7,492
123,992 McKesson Corp 101,709
5,388 (c) Medacta Group S.A. 1,059
139,700 (a) Mediceo Paltac Holdings Co Ltd 2,473
52,529 Medicover AB 1,254
7,239,500 Medikaloka Hermina Tbk PT 598
156,963 (a) Medline, Inc 6,592
197,000 (b),(c) Medlive Technology Co Ltd 245
44,084 (a) Menicon Co Ltd 450
245,535 (a) Merit Medical Systems, Inc 21,641
24,367 (c) Metropolis Healthcare Ltd 523
147,000 (b) MicroPort NeuroTech Ltd 206
692,100 (a),(b) Microport Scientific Corp 963
34,426 Middle East Healthcare Co 299
43,600 (a) Miraca Holdings, Inc 942
4,158,100 Mitra Keluarga Karyasehat Tbk PT 593
64,461 (a),(c) MLP Saglik Hizmetleri AS. 571
22,631 (a) Molina Healthcare, Inc 3,927
18,697 Mouwasat Medical Services Co 332
180,030 (a),(b) Myomo, Inc 164
52,122 Nakanishi, Inc 660
173,601 (a) Nanosonics Ltd 460
53,796 Narayana Hrudayalaya Ltd 1,133
4,410 National Healthcare Corp 605
17,144 National Medical Care Co 652
1,030,394 (a) Network Healthcare Holdings Ltd 985
61,550 (a) NeuroPace, Inc 950
220,500 (a),(c),(d) New Horizon Health Ltd   0^
122,254 (a) Nihon Kohden Corp 1,316
109,152 (a) Nipro Corp 1,030
159,379 (a),(d) NMC Health plc   0^
123,300 (a) Novocure Ltd 1,594
198,550 Odontoprev S.A. 406
596,500 (a) Olympus Corp 7,563
580,021 (a) Option Care Health, Inc 18,479
55,766 (a) Orpea S.A. 935
254,810 (a) Orthofix Medical, Inc 3,863

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
298,180 (a) PACS Group, Inc $ 11,447
347,653 (a) Pediatrix Medical Group, Inc 7,436
33,885 Pegavision Corp 307
380,068 (a) Pennant Group, Inc 10,699
2,327 (a) Penumbra, Inc 724
20,700 (a) PHC Holdings Corp 147
1,042,491 (a) Phreesia, Inc 17,639
79,000 (a),(d) Pihsiang Machinery Manufacturing Co Ltd   0^
23,620 Poly Medicure Ltd 467
547,475 (a),(b) PolyNovo Ltd 448
287,536 (a) Privia Health Group, Inc 6,817
41,274 Pro Medicus Ltd 6,062
172,800 (a) Progyny, Inc 4,438
34,977 Quest Diagnostics, Inc 6,070
287,264 (a) RadNet, Inc 20,496
580,299 Raffles Medical Group Ltd 461
41,762 Rainbow Children's Medicare Ltd 614
149,149 Ramsay Health Care Ltd 3,410
23,387 RaySearch Laboratories AB 575
490,076 (c) Rede D'Or Sao Luiz S.A. 3,630
548,124 Regis Healthcare Ltd 2,540
16,325 Revenio Group Oyj 428
491,300 (b) Riverstone Holdings Ltd 332
461,260 (a) RxSight, Inc 4,806
713,408 (a) Ryman Healthcare Ltd 1,191
291,840 Saudi Chemical Co Holding 498
26,826 (a) SD Biosensor, Inc 166
103,364 Sectra AB 2,805
102,883 Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 209
503,082 Shandong Weigao Group Medical Polymer Co Ltd 324
133,000 Shanghai Conant Optical Co Ltd 922
274,500 (a) Shanghai MicroPort MedBot Group Co Ltd 860
25,932 (a) Shanghai Pharmaceuticals Holding Co Ltd - A 66
9,520 Shanghai United Imaging Healthcare Co Ltd 171
14,222 Shenzhen Mindray Bio-Medical Electronics Co Ltd 388
7,300 Shenzhen New Industries Biomedical Engineering Co Ltd 59
57,836 (a) Ship Healthcare Holdings, Inc 969
863,640 (a) SI-BONE, Inc 17,031
627,247 (a),(c) Siemens Healthineers AG. 32,879
70,001 Sienna Senior Living, Inc 1,042
3,729,966 Sigma Healthcare Ltd 7,302
262,587 Sinopharm Group Co Ltd 657
481,943 Smith & Nephew plc 8,015
30,275 Sonova Holdings AG 7,831
222,121 (c) Spire Healthcare Group plc 500
1,145,900 Sri Trang Gloves Thailand PCL 334
66,718 (b) Straumann Holding AG. 7,793
401,713 Stryker Corp 141,190
125,500 (a) Suzuken Co Ltd 4,911
315,300 (a) Sysmex Corp 3,096
89,900 (a) Tandem Diabetes Care, Inc 1,976
513,900 (a),(b) Teladoc Health, Inc 3,597
388,794 (a) Tenet Healthcare Corp 77,261
1,198,300 (a) Terumo Corp 17,418
38,830 (a) Toho Pharmaceutical Co Ltd 1,157
4,061,700 Top Glove Corp Bhd 645
179,950 Uniphar plc 739
1,001,554 UnitedHealth Group, Inc 330,623
16,947 Universal Health Services, Inc (Class B) 3,695
132,140 (a) Varex Imaging Corp 1,539
325,935 (a) Veeva Systems, Inc 72,758
38,093 Vijaya Diagnostic Centre Pvt Ltd 450

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
125,248 (a),(b) Vimian Group AB $ 411
125,833 (a) Waystar Holding Corp 4,121
174,279 (a),(b) Well Health Technologies Corp 507
36,711 Won Tech Co Ltd 197
20,342 (a),(b) Xvivo Perfusion AB 408
14,946 (a) Yatharth Hospital & Trauma Care Services Ltd 113
523,300 (a),(b),(c) Yidu Tech, Inc 353
3,125 (b) Ypsomed Holding AG. 1,286
156,000 YSB, Inc 108
377,648 Zimmer Biomet Holdings, Inc 33,958
122,000 (c) Zylox-Tonbridge Medical Technology Co Ltd 362
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,105,249
HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
6,884 Al Majed for Oud Co 243
18,383 Amorepacific Corp 1,522
21,325 AMOREPACIFIC Group 397
15,008 APR Corp 2,406
53,452 (a) BellRing Brands, Inc 1,429
892,500 (b),(c) Blue Moon Group Holdings Ltd 309
574,544 Colgate-Palmolive Co 45,400
81,101 Colgate-Palmolive India Ltd 1,874
6,462 (a) Cosmax, Inc 732
339,087 Dabur India Ltd 1,901
3,590 D'Alba Global Co Ltd 368
10,830 Earth Chemical Co Ltd 344
90,363 EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS 172
22,775 (a) elf Beauty, Inc 1,732
581,752 Emami Ltd 3,426
98,581 Estee Lauder Cos (Class A) 10,323
245,200 (b),(c) Giant Biogene Holding Co ltd 1,050
4,058 Gillette India Ltd 378
258,745 Godrej Consumer Products Ltd 3,522
95,000 (a) Grape King Bio Ltd 382
394,136 Hengan International Group Co Ltd 1,416
138,200 (a) Herbalife Ltd 1,781
509,136 Hindustan Lever Ltd 13,121
74,570 (a) Honasa Consumer Ltd 238
46,667,100 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,511
18,356 Inter Parfums S.A. 542
41,420 Intercos S.p.A 538
33,398 (c) Jamieson Wellness, Inc 819
126,668 Jyothy Labs Ltd 399
334,888 Kao Corp 13,366
1,842,747 Kenvue, Inc 31,787
107,524 Kimberly-Clark Corp 10,848
918,018 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 1,958
35,000 Kobayashi Pharmaceutical Co Ltd 1,214
12,403 Kolmar Korea Co Ltd 534
25,100 Kose Corp 840
5,665 LG Household & Health Care Ltd 1,016
192,200 Lion Corp 2,023
475,134 L'Oreal S.A. 203,982
15,398 Milbon Co Ltd 239
7,900 (a) MTG Co Ltd 239
666,700 (a) Natura Cosmeticos S.A. 904
106,880 (a) Nature's Sunshine Products, Inc 2,306
95,400 (a) Noevir Holdings Co Ltd 2,790
29,930 (a) Oddity Tech Ltd 1,203
47,070 (a),(b) Ontex Group NV 270
3,381 (b) Pharmanutra S.p.A 215
1,032,900 (b) Pigeon Corp 10,619
60,400 (b) Pola Orbis Holdings, Inc 502

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
2,804,598 Procter & Gamble Co $ 401,927
1,209,583 Reckitt Benckiser Group plc 97,879
202,900 Reynolds Consumer Products, Inc 4,650
141,890 (a) Rohto Pharmaceutical Co Ltd 2,379
23,816 Sarantis S.A. 383
50,500 Shanghai Chicmax Cosmetic Co Ltd 473
3,483,329 Unilever plc 227,591
17,612 (a) VT Co Ltd 214
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,120,626
INSURANCE - 2.6%
156,016 Admiral Group plc 6,674
2,323,380 Aegon NV 18,067
13,817,989 AIA Group Ltd 142,230
28,856 (a) Al Rajhi Co for Co-operative Insurance 598
300,511 Allianz AG. 138,949
611,984 Allstate Corp 127,384
3,661,921 Alm Brand AS 10,890
705,520 (a) AMBAC Financial Group, Inc 5,489
1,842,766 American International Group, Inc 157,649
79,517 Amerisafe, Inc 3,054
43,558 Anadolu Hayat Emeklilik AS 100
544,956 Anadolu Sigorta 295
235,956 Aon plc 83,264
1,010,383 (a) Arch Capital Group Ltd 96,916
212,242 ASR Nederland NV 15,101
1,093,128 Assicurazioni Generali S.p.A. 45,680
21,081 Assurant, Inc 5,077
19,050 Assured Guaranty Ltd 1,712
491,821 (a) Ategrity Specialty Holdings LLC 10,333
88,947 AUB Group Ltd 1,828
4,374,214 Aviva plc 40,221
2,281,263 AXA S.A. 109,457
758,804 Axis Capital Holdings Ltd 81,260
206,700 Bangkok Life Assurance PCL 132
242,500 Bangkok Life Assurance PCL 154
4,757,500 Bangkok Life Assurance PCL 3,030
425,146 BB Seguridade Participacoes S.A. 2,808
461,514 Beazley plc 5,161
500,741 (a) Brighthouse Financial, Inc 32,443
22,062 Brookfield Wealth Solutions Ltd 1,016
51,414 Bupa Arabia for Cooperative Insurance Co 1,905
390,100 (a) Caixa Seguridade Participacoes S 1,182
5,840,215 Cathay Financial Holding Co Ltd 14,088
225,000 Central Reinsurance Co Ltd 188
104,164 Chesnara plc 423
9,711,951 China Development Financial Holding Corp 5,324
898,132 China Insurance International Holdings Co Ltd 2,163
4,591,790 China Life Insurance Co Ltd 16,232
108,275 China Life Insurance Co Ltd (Class A) 706
264,400 China Pacific Insurance Group Co Ltd - A 1,587
1,630,009 China Pacific Insurance Group Co Ltd - H 7,392
253,431 Chubb Ltd 79,101
54,265 Clal Insurance Enterprises Holdings Ltd 3,502
148,900 CNO Financial Group, Inc 6,324
44,960 Co for Cooperative Insurance 1,402
78,162 Coface S.A. 1,438
127,847 Conduit Holdings Ltd 674
3,630,000 (a),(d) Convoy Global Holdings Ltd 5
2,472,100 Dai-ichi Life Holdings, Inc 20,545
69,845 Definity Financial Corp 3,864
356,858 Discovery Ltd 4,904
28,714 Dongbu Insurance Co Ltd 2,607

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
60,507 Everest Re Group Ltd $ 20,533
121,273 (f) F&G Annuities & Life, Inc 3,741
14,581 Fairfax Financial Holdings Ltd 27,789
803,389 Fidelity National Financial, Inc 43,857
12,543,965 Fubon Financial Holding Co Ltd 38,393
146,481 Gallagher (Arthur J.) & Co 37,908
220,771 (b) Generation Development Group Ltd 865
4,649,090 (a) Genworth Financial, Inc (Class A) 41,981
119,846 Gjensidige Forsikring ASA 3,582
729,107 Globe Life, Inc 101,973
159,385 (a) Go Digit General Insurance Ltd 611
194,188 Great-West Lifeco Inc 9,577
1,284,972 (a) Hamilton Insurance Group Ltd 35,851
119,971 Hannover Rueckversicherung AG. 37,333
2,282,144 Hanwha Life Insurance Co Ltd 5,153
85,467 Harel Insurance Investments & Financial Services Ltd 3,333
4,335,498 (c) HDFC Life Insurance Co Ltd 36,220
122,715 Helvetia Holding AG. 32,276
99,020 (a) Hippo Holdings, Inc 2,978
1,156,813 Hiscox Ltd 22,119
704,931 Hyundai Marine & Fire Insurance Co Ltd 15,054
64,761 iA Financial Corp, Inc 8,391
146,432 (c) ICICI Lombard General Insurance Co Ltd 3,202
231,516 (c) ICICI Prudential Life Insurance Co Ltd 1,723
1,698,364 Insurance Australia Group Ltd 9,014
124,464 Intact Financial Corp 25,910
33,053 (a) IRB-Brasil Resseguros S.A. 323
1,220,500 (a) Japan Post Holdings Co Ltd 12,878
735,246 Just Group plc 2,134
25,787 Kemper Corp 1,045
109,168 Korean Reinsurance Co 875
355,698 Lancashire Holdings Ltd 3,068
125,390 (a),(b) Lemonade, Inc 8,925
46,600 (a),(b) Lifenet Insurance Co 577
446,517 Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 587
319,873 Mandatum Holding Oy 2,576
1,185,417 Manulife Financial Corp 43,045
1,099,805 Marsh & McLennan Cos, Inc 204,036
557,832 (a) Max Financial Services Ltd 10,386
1,977,476 Medibank Pvt Ltd 6,311
17,156 Menora Mivtachim Holdings Ltd 2,149
2,560,187 Mercuries Life Insurance Co Ltd 652
141,360 Mercury General Corp 13,296
634,375 Metlife, Inc 50,078
415,109 (a) Migdal Insurance & Financial Holdings Ltd 2,014
7,816,502 Momentum Metropolitan Holdings 18,050
97,025 Muenchener Rueckver AG. 63,851
400,000 (a) Neptune Insurance Holdings, Inc 11,664
78,065 New China Life Insurance Co Ltd - A 779
578,065 New China Life insurance Co Ltd - H 4,050
380,094 nib holdings Ltd 1,737
538,348 NN Group NV 41,531
2,943,633 Old Mutual Ltd 2,649
197,190 Old Republic International Corp 9,000
381,167 (a) Oscar Health, Inc 5,477
523,759 OUTsurance Group Ltd 2,266
213,816 (a) PB Fintech Ltd 4,349
5,421,388 People's Insurance Co Group of China Ltd 4,710
343,215 People's Insurance Co Group of China Ltd (Class A) 440
970,192 Phoenix Group Holdings plc 9,605
136,991 Phoenix Holdings Ltd 5,666
4,269,556 PICC Property & Casualty Co Ltd 8,976

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
4,134,476 Ping An Insurance Group Co of China Ltd $ 34,728
6,216,145 Ping An Insurance Group Co of China Ltd (Class A) 60,894
127,000 Porto Seguro S.A. 1,119
389,220 (b) Power Corp of Canada 20,687
370,865 Powszechny Zaklad Ubezpieczen S.A. 6,864
42,965 Primerica, Inc 11,100
92,384 Principal Financial Group 8,149
710,233 Progressive Corp 161,734
40,877 Protector Forsikring ASA 2,117
9,837,845 Prudential plc 151,336
1,084,378 QBE Insurance Group Ltd 14,357
135,100 (b) Qualitas Controladora SAB de C.V. 1,400
146,076 (a) Rasan Information Technology Co 4,511
8,930 Reinsurance Group of America, Inc (Class A) 1,817
81,993 (a) Religare Enterprises Ltd 225
60,571 RenaissanceRe Holdings Ltd 17,030
44,287 Ryan Specialty Holdings, Inc 2,287
18,406 Samsung Fire & Marine Insurance Co Ltd 6,350
49,307 Samsung Life Insurance Co Ltd 5,390
1,097,262 Sanlam Ltd 6,526
252,590 Santam Ltd 6,520
54,241 (a) Saudi Reinsurance Co 387
283,688 (c) SBI Life Insurance Co Ltd 6,430
118,325 SCOR SE 3,983
145,027 (b) Selective Insurance Group, Inc 12,134
6,126 Seoul Guarantee Insurance Co 211
120,000 Shinkong Insurance Co Ltd 448
180,100 (a) SiriusPoint Ltd 3,942
1,516,312 Sompo Holdings, Inc 51,467
159,099 (a) Star Health & Allied Insurance Co Ltd 805
808,739 Steadfast Group Ltd 2,841
1,366,894 Storebrand ASA 23,361
392,091 Sun Life Financial, Inc 24,476
777,540 Suncorp-Metway Ltd 9,128
1,400 Swiss Life Holding 1,613
248,500 Syarikat Takaful Malaysia Keluarga Bhd 190
16,395,200 Thai Life Insurance PCL 5,167
162,427 Tiptree, Inc 2,968
2,587,800 Tokio Marine Holdings, Inc 95,661
30,538 Tongyang Life Insurance Co Ltd 139
139,064 (a) Trisura Group Ltd 4,328
856,841 Tryg A.S. 22,408
17,560,305 Turkiye Sigorta AS 4,832
495,092 (a) TWFG, Inc 14,244
213,707 Unipol Gruppo S.p.A 5,127
479,156 Uniqa Versicherungen AG. 8,660
397,681 Unum Group 30,820
28,809 Vienna Insurance Group AG Wiener Versicherung Gruppe 2,269
90,925 Willis Towers Watson plc 29,878
16,546 Wuestenrot & Wuerttembergische AG. 282
795,000 (a),(b),(c) ZhongAn Online P&C Insurance Co Ltd 1,645
159,985 Zurich Insurance Group AG 121,061
TOTAL INSURANCE 3,467,696
MATERIALS - 4.4%
63,558 (a) 5N Plus, Inc 821
140,525 Aarti Industries Ltd 585
241,659 Abou Kir Fertilizers & Chemical Industries 258
139,727 (a) Acerinox S.A. 2,068
58,038 (a) ADEKA Corp 1,439
22,027 (a) Advanced Building Industries Co 225
86,030 (a) Advanced Petrochemical Co 668
86,117 AECI Ltd 465

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
79,540 (b) African Rainbow Minerals Ltd $ 952
15,643 AGI Greenpac Ltd 131
524,111 Agnico Eagle Mines Ltd 88,853
423,352 Agnico-Eagle Mines Ltd 71,793
41,552 (a) Aica Kogyo Co Ltd 934
24,200 (a) Aichi Steel Corp 452
874,453 Air Liquide 164,357
294,638 Air Products & Chemicals, Inc 72,781
136,600 (a) Air Water, Inc 1,970
7,443 Akzo Nobel India Ltd 263
24,297 Akzo Nobel NV 1,691
382,840 Al Masane Al Kobra Mining Co 8,976
354,041 Alamos Gold, Inc 13,671
64,399 Albemarle Corp 9,109
32,363 Alcoa Corp 1,720
736,714 (a) Alkane Resources Ltd 656
14,012 Alkyl Amines Chemicals 249
149,780 Alleima AB 1,320
761,958 (a) Allied Gold Corp 17,459
33,000 Allied Supreme Corp 242
117,023 (a),(b) Almonty Industries, Inc 1,029
1,185,360 (a),(b) Alpek SAB de C.V. 610
722,256 (a) Alpha HPA Ltd 373
29,886 Altius Minerals Corp 889
55,470 (b) Altri SGPS S.A. 293
28,136 Alujain Corp 203
2,337,964 Aluminum Corp of China Ltd 3,660
487,887 Aluminum Corp of China Ltd (Class A) 851
4,473 AlzChem Group AG. 808
395,824 Ambuja Cements Ltd 2,453
492,758 Amcor plc 4,110
165,550 (a),(b) Americas Gold & Silver Corp 849
25,196 AMG Advanced Metallurgical Group NV 839
9,012,100 (a) Amman Mineral Internasional PT 3,470
162,506 Anglo American Platinum Ltd 13,762
4,180,451 Anglo American plc 172,914
198,359 AngloGold Ashanti PLC 16,916
308,481 AngloGold Ashanti UK Ltd 26,566
786,565 Anhui Conch Cement Co Ltd 2,233
150,945 Anhui Conch Cement Co Ltd (Class A) 472
219,638 Antofagasta plc 9,648
32,941 APERAM S.A. 1,360
645,396 (a) Apex Investment Co PSC 636
112,778 APL Apollo Tubes Ltd 2,404
279,736 Arabian Cement Co 1,583
236,566 ArcelorMittal S.A. 10,863
29,351 Archean Chemical Industries Ltd 182
58,034 (a) ARE Holdings, Inc 1,183
133,596 (a) Aris Mining Corp 2,167
47,156 Arkema 2,874
174,900 (a) Asahi Kasei Corp 1,555
8,700 (a),(b) Asahi Organic Chemicals Industry Co Ltd 301
107 Ashland, Inc 6
1,449,044 Asia Cement Corp 1,714
12,981 (a),(d) Asia Pacific Investment Partners Limited   0^
238,564 Asian Paints Ltd 7,360
40,871 Associated Cement Co Ltd 791
89,948 Atalaya Mining plc 1,030
12,057 Atul Ltd 824
23,852 Aura Minerals, Inc 1,203
23,582 (a) Aurubis AG. 3,414
11,122 Avery Dennison Corp 2,023

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
12,371,000 Avia Avian Tbk PT $ 374
553,582 Avient Corp 17,294
109,287 (a),(b) Avino Silver & Gold Mines Ltd 680
175,955 (a) Axalta Coating Systems Ltd 5,685
416,835 (a),(b) Aya Gold & Silver, Inc 5,965
982,333 B2Gold Corp 4,423
126,876 Balchem Corp 19,458
189,342 Ball Corp 10,029
839,567 Baoshan Iron & Steel Co Ltd 895
14,468,138 (a) Barito Pacific Tbk PT 2,829
1,433,306 Barrick Mining Corp 62,437
9,291 BASF India Ltd 409
1,407,330 BASF SE 74,052
1,980,869 (a) Baticim Bati Anadolu Cimento Sanayii AS 176
11,343 Bayer CropScience Ltd 575
1,506,000 BBMG Corp (Class H) 141
26,513 Bekaert S.A. 1,174
1,074,275 (a) Bellevue Gold Ltd 1,202
6,263,691 BHP Billiton Ltd 189,033
146,061 (b) BHP Group Ltd 4,423
165,179 Billerud AB 1,676
4,000 (a),(b),(d) Bio On Spa   0^
28,588 Birla Corp Ltd 339
375,136 BlueScope Steel Ltd 5,990
323,509 Boliden AB 17,921
27,146 (a) Borusan Mannesmann Boru Sanayi ve Ticaret AS. 351
1,567,842 Boubyan Petrochemicals Co KSCP 2,990
1,927,234 Bradespar S.A. 6,976
167,200 (a) Braskem S.A. 239
60,588 (a) Brazilian Rare Earths Ltd 160
185,280 Breedon Group plc 822
46,077 Buzzi Unicem S.p.A. 2,785
65,300 (a) C Uyemura & Co Ltd 6,115
41,161 (a) Canfor Corp 352
45,797 (a) CAP S.A. 377
286,694 (a) Capricorn Metals Ltd 2,713
611,444 (a) Capstone Copper Corp 6,139
85,783 Carborundum Universal Ltd 818
56,800 Cascades, Inc 516
312,328 Castrol India Ltd 670
179,840 (a) Catalyst Metals Ltd 875
123,260 CCL Industries 7,786
45,392 Celanese Corp (Series A) 1,919
33,242 Cementir Holding NV 729
467,157 Cementos Argos S.A. 1,331
9,340,630 Cemex S.A. de C.V. 10,722
1,833,026 Centerra Gold, Inc 26,389
132,000 Century Iron & Steel Industrial Co Ltd 584
45,282 Century Plyboards India Ltd 418
111,367 CF Industries Holdings, Inc 8,613
119,148 Chambal Fertilisers and Chemicals Ltd 640
295,381 (b) Champion Iron Ltd 1,190
5,433,100 Chandra Asri Pacific Tbk PT 2,276
59,219 (a) Chemplast Sanmar Ltd 172
632,000 Cheng Loong Corp 348
25,500 Chifeng Jilong Gold Mining Co Ltd 113
1,448,000 China BlueChemical Ltd 451
1,775,605 China Hongqiao Group Ltd 7,457
169,529 China Jushi Co Ltd 415
2,333,614 China Molybdenum Co Ltd 5,798
656,844 China Molybdenum Co Ltd (Class A) 1,880
2,333,635 China National Building Material Co Ltd 1,537

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
859,000 China Nonferrous Mining Corp Ltd $ 1,630
136,329 China Northern Rare Earth Group High-Tech Co Ltd 899
2,924,000 China Petrochemical Development Corp 723
34,800 China Rare Earth Resources And Technology Co Ltd 231
1,758,000 China Resources Cement Holdings Ltd 350
1,067,000 (b) China Risun Group Ltd 310
118,000 China Steel Chemical Corp 256
7,232,568 China Steel Corp 4,370
2,939,251 China XLX Fertiliser Ltd 3,405
4,462,240 (a),(b),(d) China Zhongwang Holdings Ltd 6
28,078 (a) Chugoku Marine Paints Ltd 791
712,000 Chung Hung Steel Corp 357
73,800 Cia de Ferro Ligas da Bahia FERBASA 93
97,960 Cia de Minas Buenaventura S.A. (ADR) (Series B) 2,726
336,300 Cia Siderurgica Nacional S.A. 544
300,439 Cimsa Cimento Sanayi VE Ticaret AS. 325
87,300 Citic Pacific Special Steel Group Co Ltd 205
440,178 City Cement Co 1,480
158,664 (b) Clariant AG. 1,419
35,762 Clean Science & Technology Ltd 349
2,048,744 (a) Coeur Mining, Inc 36,529
34,896 (a) Collective Mining Ltd 508
285,383 Commercial Metals Co 19,754
86,132 (a) Companhia Vale do Rio Doce 6
2,123,590 Companhia Vale do Rio Doce (ADR) 27,670
1,177,557 (a) Constellium SE 22,197
36,423 Corbion NV 794
28,480 Coromandel International Ltd 719
475,679 Corteva, Inc 31,885
27,315 Corticeira Amorim SGPS S.A. 212
2,349,281 CRH plc 293,190
91,492 Croda International plc 3,319
111,656 Crown Holdings, Inc 11,497
220,100 CSG Holding Co Ltd 48
9,018 (a) Daelim Industrial Co 236
163,200 (a) Daicel Chemical Industries Ltd 1,461
93,955 (a) Daido Steel Co Ltd 961
60,601 Dainippon Ink and Chemicals, Inc 1,415
46,399 (a) Daio Paper Corp 276
40,000 Daxin Materials Corp 441
13,186 DCM Shriram Ltd 184
52,261 Deepak Fertilisers & Petrochemicals Corp Ltd 750
43,916 Deepak Nitrite Ltd 848
62,349 (a) Denki Kagaku Kogyo KK 1,097
315,898 Deterra Royalties Ltd 854
155,003 (a) Develop Global Ltd 479
375,547 Dexco S.A. 342
6,060 Dhanuka Agritech Ltd 80
487,627 (a) Discovery Silver Corp 2,977
27,682 Dongjin Semichem Co Ltd 704
993,000 Dongyue Group Ltd 1,382
284,906 Dow, Inc 6,661
40,379 (a) DOWA HOLDINGS CO Ltd 1,917
334,880 DRDGOLD Ltd 1,058
723,121 DSM-Firmenich AG. 58,334
161,686 Dundee Precious Metals, Inc 4,997
5,171,526 DuPont de Nemours, Inc 207,895
1,407,732 Dyno Nobel Ltd 3,009
25 Eagle Materials, Inc 5
10,598 East Pipes Integrated Co for Industry 390
38,009 Eastern Province Cement Co 237
63,359 Eastman Chemical Co 4,044

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
128,801 Ecolab, Inc $ 33,813
65,163 (a) EID Parry India Ltd 750
152,917 (a) Eldorado Gold Corp 5,496
226,495 Element Solutions, Inc 5,660
419,410 Elementis plc 938
191,319 (c) Elkem ASA 577
86,979 Elopak ASA 479
403,358 (a) Emerald Resources NL 1,678
655,245 Empresas CMPC S.A. 1,028
999 EMS-Chemie Holding AG. 689
76,101 (a),(b) Ence Energia y Celulosa S.A. 215
13,512 (a) Enchem Co Ltd 591
114,561 Endeavour Mining plc 5,986
224,019 (a) Endeavour Silver Corp 2,107
122,091 EPL Ltd 292
2,417,104 (a) Equinox Gold Corp 33,970
6,620 (b) Eramet 446
2,186,974 Eregli Demir ve Celik Fabrikalari TAS 1,212
73,525 (a),(b) ERO Copper Corp 2,080
638,850 Eternal Chemical Co Ltd 831
124,000 EVERGREEN Steel Corp 381
1,742,869 Evolution Mining Ltd 14,586
36,463 Evonik Industries AG. 569
323,000 Feng Hsin Iron & Steel Co 630
7,567 Fine Organic Industries Ltd 347
220,875 Finolex Industries Ltd 428
1,286,478 (a),(d) Firefinch Ltd 9
929,192 First Majestic Silver Corp 15,503
596,926 (a) First Quantum Minerals Ltd 16,004
236,094 (a),(b) Flotek Industries, Inc 4,068
202,040 (a) Foran Mining Corp 742
2,193,139 Formosa Chemicals & Fibre Corp 2,237
2,402,019 Formosa Plastics Corp 2,979
1,456,870 Fortescue Metals Group Ltd 21,303
1,769,485 (a) Fortuna Silver Mines, Inc 17,340
37,420 (a) FP Corp 628
162,216 Franco-Nevada Corp 33,625
3,495,732 Freeport-McMoRan, Inc (Class B) 177,548
164,014 Fresnillo plc 7,313
49,179 (b) FUCHS SE 2,190
1,200,000 Fufeng Group Ltd 1,218
30,877 (a) Fuji Seal International, Inc 620
35,325 (a) Fujimi, Inc 536
43,720 (a) Fujimori Kogyo Co Ltd 323
15,900 (a) Fuso Chemical Co Ltd 648
121,786 (a) G Mining Ventures Corp 3,681
11,151 Galaxy Surfactants Ltd 255
277,200 (b),(c) Ganfeng Lithium Group Co Ltd 1,855
57,880 Ganfeng Lithium Group Co Ltd 521
5,606 Garware Hi-Tech Films Ltd 195
127,000 GCC SAB de C.V. 1,288
771,424 (a) Genesis Minerals Ltd 3,690
795,580 Gerdau S.A. (Preference) 2,936
62,969 GHCL Ltd 396
15,801 Givaudan S.A. 62,513
29,954,830 Glencore plc 163,753
579,000 (a),(b) Global New Material International Holdings Ltd 769
369,000 Gloria Material Technology Corp 377
197,705 Godawari Power and Ispat Ltd 587
677,109 Gold Fields Ltd 29,524
665,000 Goldsun Development & Construction Co Ltd 801
77,561 Granges AB 1,223

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
173,776 Grasim Industries Ltd $ 5,472
23,172 Gravita India Ltd 479
605,755 (a),(d) Great Basin Gold Ltd 4
372,800 (a) Greatland Resources Ltd 2,566
30,707 (a) Grupa Azoty S.A. 160
7,469 Grupa Kety S.A. 1,896
243,491 (a) Grupo Argos S.A. 1,094
6,463,838 Grupo Mexico S.A. de C.V. (Series B) 61,033
116,400 (a) Guangdong HEC Technology Holding Co Ltd 374
63,524 Guangzhou Tinci Materials Technology Co Ltd 421
57,705 (a) Gubre Fabrikalari TAS 467
21,772 Gujarat Fluorochemicals Ltd 889
65,223 Gujarat Narmada Valley Fertilizers & Chemicals Ltd 358
152,884 Gujarat State Fertilizers & Chemicals Ltd 311
8,530 Gulf Oil Lubricants India Ltd 114
25,192 (a) Han Kuk Carbon Co Ltd 522
15,363 Hanil Cement Co Ltd 191
6,935 Hansol Chemical Co Ltd 1,094
84,376 (a) Hanwha Chemical Corp 1,572
351,371 Harmony Gold Mining Co Ltd 7,049
816,450 Hecla Mining Co 15,668
821,979 HeidelbergCement AG. 213,104
2,810,871 (a) Hektas Ticaret TAS 200
81,000 Henan Shenhuo Coal & Power Co Ltd 318
262,569 Hengli Petrochemical Co Ltd 847
208,719 Hexpol AB 1,985
1,115,700 Hextar Global Bhd 247
60,406 Hill & Smith Holdings plc 1,734
121,598 Himadri Speciality Chemical Ltd 660
835,414 Hindalco Industries Ltd 8,245
215,472 Hindustan Copper Ltd 1,243
1,505,758 Hochschild Mining plc 10,352
87,329 (a),(b) Hokuetsu Paper Mills Ltd 499
234,808 Holcim Ltd 22,859
10,844 Holmen AB 416
14,427 Honam Petrochemical Corp 704
33,700 Hoshine Silicon Industry Co Ltd 254
700,000 (b) Huabao International Holdings Ltd 359
167,000 Huafon Chemical Co Ltd 263
58,300 Huaibei Mining Holdings Co Ltd 93
295,655 HudBay Minerals, Inc 5,870
71,690 Huhtamaki Oyj 2,496
247,011 Hunan Valin Steel Co Ltd 199
1,566 (a) Hyosung Advanced Materials Corp 197
2,114 (a) Hyosung TNC Corp 326
66,251 Hyundai Steel Co 1,427
533,933 (a) i-80 Gold Corp 786
428,797 (a) Iamgold Corp 7,076
319,111 (c) Ibstock plc 599
35,100 (a),(b) Idaho Strategic Resources, Inc 1,415
322,120 Iluka Resources Ltd 1,238
407,832 Imdex Ltd 932
25,500 Imerys S.A. 715
555,277 Impala Platinum Holdings Ltd 8,726
1,499,300 Indah Kiat Pulp & Paper Tbk PT 762
515,349 Independence Group NL 2,809
58,819 (a) India Cements Ltd 285
17,984 India Glycols Ltd 203
9,864 Indigo Paints Ltd 126
122,321 (a),(b) Industrias Penoles S.A. de C.V. 6,431
1,873,018 Inner Mongolia BaoTou Steel Union Co Ltd 638
366,388 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 253

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
67,400 Inner Mongolia Xingye Silver&Tin Mining Co Ltd $ 342
202,146 Innospec, Inc 15,472
176,746 International Flavors & Fragrances, Inc 11,911
71,348 International Paper Co 2,810
237,351 (a),(b) IperionX Ltd 883
11,000 (b) Ise Chemicals Corp 330
112,887 Israel Chemicals Ltd 649
2,657 Israel Corp Ltd 767
15,735 (a) ISU Specialty Chemical 645
652,094 (a),(b) Ivanhoe Mines Ltd 7,416
115,890 (a) Jai Balaji Industries Ltd 93
61,482 (a) James Hardie Industries plc 1,276
34,353 (a) Jastrzebska Spolka Weglowa S.A. 223
12,500 (a) JCU Corp 392
81,900 (a) JFE Holdings, Inc 1,044
220,100 Jiangsu Eastern Shenghong Co Ltd 343
650,115 Jiangxi Copper Co Ltd 3,593
83,509 Jiangxi Copper Co Ltd (Class A) 656
67,200 (a) Jiaxin International Resources Investment Ltd 403
430,270 Jinan Acetate Chemical Co Ltd 710
184,680 Jindal Saw Ltd 345
211,381 Jindal Stainless Ltd 1,975
241,943 Jindal Steel & Power Ltd 2,836
138,900 Jinduicheng Molybdenum Co Ltd 310
147,800 Jinshan Gold Mines, Inc 2,981
28,600 JK Cement Ltd 1,763
45,172 JK Lakshmi Cement Ltd 391
60,349 JK Paper Ltd 239
120,025 Johnson Matthey plc 3,443
387,130 JSW Steel Ltd 5,021
60,729 Jubilant Ingrevia Ltd 475
130,346 K&S AG. 1,897
179,584 (a) K92 Mining, Inc 2,969
28,515 (a) Kaneka Corp 800
190,312 Kansai Nerolac Paints Ltd 499
107,000 (a) Kansai Paint Co Ltd 1,690
707,162 Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. 415
3,191 KCC Corp 931
11,200 (a),(b) KeePer Technical Laboratory Co Ltd 252
86,951 (b) Kemira Oyj 1,995
3,507,215 Keppel Infrastructure Trust 1,336
84,950 KGHM Polska Miedz S.A. 6,600
25,100 KH Neochem Co Ltd 397
32,900 Kingfa Sci & Tech Co Ltd 92
1,022,686 Kinross Gold Corp 28,806
48,552 Kirloskar Ferrous Industries Ltd 260
61,202 Kirloskar Oil Engines Ltd 832
506,566 Klabin S.A. 1,730
230,336 (a) Knife River Corp 16,204
267,900 (a) Kobe Steel Ltd 3,540
13,947 Kolon Industries, Inc 434
40,316 (a) Konishi Co Ltd 343
2,411 Korea Zinc Co Ltd 2,194
838,418 Koza Altin Isletmeleri AS 798
110,771 (a) Koza Anadolu Metal Madencilik Isletmeleri AS 269
13,600 (a) Krosaki Harima Corp 360
36,510 (a),(d) Kum Yang Co Ltd 63
10,868 (a) Kumho Petrochemical Co Ltd 910
49,548 (a) Kumiai Chemical Industry Co Ltd 223
220,000 Kuraray Co Ltd 2,232
26,600 (a) KUREHA CORP 693
10,716 (a) Kyoei Steel Ltd 168

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
46,173 (b) Labrador Iron Ore Royalty Corp $ 1,005
309,500 Lafarge Malayan Cement BHD 584
33,409 Lake Materials Co Ltd 342
61,672 Lanxess AG. 1,264
63,295 Laxmi Organic Industries Ltd 119
93,054 LB Group Co Ltd 261
1,196,000 Lee & Man Paper Manufacturing Ltd 431
15,343 Lenzing AG. 420
816,893 (a),(b),(d) Leo Lithium Ltd 5
172,508 LG Chem Ltd 39,903
1,413,889 Linde plc 602,868
385,000 (b) Lingbao Gold Co Ltd 886
28,500 (a) Lintec Corp 804
1,427,644 (a),(b) Liontown Resources Ltd 1,495
157,284 (a),(b) Lithium Americas Corp 684
12,252 LOTTE Fine Chemical Co Ltd 379
34,781 Louisiana-Pacific Corp 2,809
91,274 Lundin Gold, Inc 7,582
605,966 Lundin Mining Corp 13,024
25,559 (a) LunR Royalties Corp 243
2,065,753 (a) Lynas Corp Ltd 16,942
100,766 LyondellBasell Industries NV 4,363
1,166,000 Maanshan Iron & Steel Co Ltd 377
33,766 (a) Maeda Kosen Co Ltd 428
285,750 (a) Magnera Corp 4,326
323,523 Maharashtra Seamless Ltd 2,020
50,257 (a) Major Drilling Group International 472
168,448 Marshalls plc 410
15,634 Martin Marietta Materials, Inc 9,735
134,700 (a) Maruichi Steel Tube Ltd 1,247
12,421 Meghmani Finechem Ltd 169
6,804,600 (a) Merdeka Copper Gold Tbk PT 927
3,515,081 Mesaieed Petrochemical Holding Co 1,055
5,909,427 Metalurgica Gerdau S.A. 9,649
43,709 (b) Methanex Corp 1,734
39,208 (a) Middle East Paper Co 222
133,756 Mineral Resources Ltd 4,828
106,724 Minerals Technologies, Inc 6,505
70,176 (a) Mineros S.A. 285
27,572 (c) Mishra Dhatu Nigam Ltd 106
7,500 (a) Mitani Sekisan Co Ltd 392
182,200 (a) Mitsubishi Chemical Holdings Corp 1,067
111,300 (a) Mitsubishi Gas Chemical Co, Inc 2,022
888,400 (a) Mitsubishi Materials Corp 20,851
273,800 (a) Mitsui Chemicals, Inc 3,501
62,164 (a) Mitsui Mining & Smelting Co Ltd 7,011
2,632,000 (a) MMG Ltd 2,974
41,763 MOIL Ltd 172
373,675 (a) Mondi plc 4,559
178,991 (a) Montage Gold Corp 1,288
343,758 (a) Mosaic Co 8,281
87,687 (a),(b) MP Materials Corp 4,430
131,866 (b) M-real Oyj (B Shares) 479
247,658 (b) Myers Industries, Inc 4,636
36,000 Nan Pao Resins Chemical Co Ltd 360
3,198,887 Nan Ya Plastics Corp 6,117
3,310,866 National Aluminium Co Ltd 11,571
221,707 (a) National Industrialization Co 545
26,332 Navin Fluorine International Ltd 1,735
593,004 (a) New Gold, Inc 5,167
2,355 NewMarket Corp 1,619
770,980 Newmont Goldcorp Corp 76,982

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
102,239 (a) NGEx Minerals Ltd $ 1,907
1,438,513 Nickel Industries Ltd 798
54,381 (a) Nihon Parkerizing Co Ltd 495
1,368,000 (a) Nine Dragons Paper Holdings Ltd 1,041
281,806 Ningxia Baofeng Energy Group Co Ltd 792
102,966 (a) Nippon Kayaku Co Ltd 1,106
278,103 (a) Nippon Light Metal Holdings Co Ltd 4,526
379,500 (a) Nippon Mining Holdings, Inc 4,744
134,900 (b) Nippon Paint Co Ltd 903
77,980 (a) Nippon Paper Industries Co Ltd 579
13,700 (a),(b) Nippon Pillar Packing Co Ltd 419
79,312 (a) Nippon Shokubai Co Ltd 1,016
30,368 (a) Nippon Soda Co Ltd 703
688,000 (a) Nippon Steel Corp 2,815
92,400 (a) Nissan Chemical Industries Ltd 3,175
41,570 (a) Nittetsu Mining Co Ltd 594
100,600 Nitto Denko Corp 2,395
1,964,207 NMDC Ltd 1,818
623,733 (a) NMDC Steel Ltd 307
151,446 (a) NOF Corp 2,919
316,009 Norsk Hydro ASA 2,439
221,304 Northam Platinum Holdings Ltd 4,491
1,378,658 Northern Star Resources Ltd 24,261
301,590 (a) Novagold Resources, Inc 2,811
225,612 (a) Novagold Resources, Inc 2,104
217,824 Novozymes A.S. 13,937
99,886 Nucor Corp 16,292
224,442 Nufarm Ltd 351
37,940 Nuh Cimento Sanayi AS. 197
925,410 (b) Nutrien Ltd 57,121
109,674 (a) Nuvoco Vistas Corp Ltd 435
174,880 OceanaGold Corp 4,956
11,051 OCI Co Ltd 882
75,534 OCI NV 271
572,900 (a) OJI Paper Co Ltd 3,145
7,200 (a) Okamoto Industries, Inc 251
34,955 Olympic Steel, Inc 1,496
125,954 Omnia Holdings Ltd 600
270,963 OR Royalties, Inc 9,598
935,956 (a) Ora Banda Mining Ltd 946
739,000 Orbia Advance Corp SAB de C.V. 640
369,423 Orica Ltd 5,967
226,059 (a) Orla Mining Ltd 3,040
979,625 Orora Ltd 1,441
49,700 (a) Osaka Soda Co Ltd 689
7,500 (a) Osaka Steel Co Ltd 133
257,173 Outokumpu Oyj 1,338
863,601 Oyak Cimento Fabrikalari AS 463
1,064,800 Pabrik Kertas Tjiwi Kimia Tbk PT 463
59,239 Packaging Corp of America 12,217
1,522,670 Pan African Resources plc 2,479
356,455 Pan American Silver Corp (Toronto) 18,480
249,472 (a) Pantoro Gold Ltd 806
2,719,450 (c) Paradeep Phosphates Ltd 4,993
136,840 PCBL Ltd 459
647,487 Perenti Ltd 1,202
3,454,248 Perseus Mining Ltd 12,986
979,003 (a) Petkim Petrokimya Holding 370
1,571,315 Petronas Chemicals Group Bhd 1,403
2,195,100 Petrosea Tbk PT 1,432
49,590 PI Industries Ltd 1,789
198,422 Pidilite Industries Ltd 3,273

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
2,408,148 (b) Pilbara Minerals Ltd $ 6,746
12,773 Poongsan Corp 946
138,360 (b) Portucel Empresa Produtora de Pasta e Papel S.A. 510
44,721 POSCO 9,481
58,625 PPG Industries, Inc 6,007
1,352,542 (a) Predictive Discovery Ltd 657
2,310,868 Press Metal Aluminium Holdings Bhd 4,053
126,676 (a) Prism Johnson Ltd 192
2,798 Privi Speciality Chemicals Ltd 87
80,011,700 PT Aneka Tambang Tbk 15,073
984,500 PT Indocement Tunggal Prakarsa Tbk 440
2,808,900 PT Semen Gresik Persero Tbk 443
1,724,100 PT Vale Indonesia Tbk 534
4,000 (a) PTC Industries Ltd 827
1,486,500 PTT Global Chemical PCL 988
40,284 Qassim Cement Co 452
2,214,542 Qatar Aluminum Manufacturing Co 974
203,900 (a) Qinghai Salt Lake Industry Co Ltd 822
69,861 Rallis India Ltd 218
87,191 Ramco Cements Ltd 1,026
1,451,907 Ramelius Resources Ltd 3,993
54,395 Ramkrishna Forgings Ltd 317
42,885 Rashtriya Chemicals & Fertilizers Ltd 70
23,009 Ratnamani Metals & Tubes Ltd 609
558,639 Regis Resources Ltd 2,786
204,051 Reliance Steel & Aluminum Co 58,944
143,383 (a) Rengo Co Ltd 1,113
25,455,342 (a) Resolute Mining Ltd 20,617
50,762 Rhi Magnesita India Ltd 259
13,206 RHI Magnesita NV 492
319,360 Rio Tinto Ltd 31,155
515,830 Rio Tinto plc 41,551
521,342 Riyadh Cement Co 3,290
582 (b) Robertet S.A. 601
399,224 Rongsheng Petrochemical Co Ltd 669
206,825 Royal Gold, Inc 45,975
43,279 RPM International, Inc 4,501
143,482 SABIC Agri-Nutrients Co 4,231
218,789 Sahara International Petrochemical Co 875
24,500 (b) Sakata INX Corp 371
19,720 Salzgitter AG. 922
344,189 (a) Sandfire Resources Ltd 4,088
85,398 Sandur Manganese & Iron Ores Ltd 231
95,711 (a) Sanyo Chemical Industries Ltd 3,191
418,546 (b) Sappi Ltd 621
67,474 Sarda Energy & Minerals Ltd 391
357,124 Sasol Ltd 2,279
134,520 Satellite Chemical Co Ltd 340
1,035,615 (a) Saudi Arabian Mining Co 16,822
554,802 Saudi Basic Industries Corp 7,588
51,590 Saudi Cement Co 474
220,241 Saudi Industrial Investment Group 728
550,046 (a) Saudi Kayan Petrochemical Co 693
11,216 (a) Saudi Paper Manufacturing Co 186
17,510 Saudi Steel Pipe Co 173
726,100 SCG Packaging PCL 394
692,448 Schweitzer-Mauduit International, Inc 8,413
577,500 (a) Scientex BHD 498
76,572 Scotts Miracle-Gro Co (Class A) 4,468
59,493 (a) Seabridge Gold, Inc 1,764
11,934 SeAH Besteel Holdings Corp 417
78,977 Sealed Air Corp 3,272

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
8,218,300 (a),(d) Sekawan Intipratama Tbk PT $0^
11,148 Semapa-Sociedade de Investimento e Gestao 274
142,348 Shandong Gold Mining Co Ltd - A 785
585,755 (b),(c) Shandong Gold Mining Co Ltd - H 2,608
60,607 Shandong Hualu Hengsheng Chemical Co Ltd 273
479,566 Shandong Nanshan Aluminum Co Ltd 369
79,511 Shandong Sun Paper Industry JSC Ltd 179
344,170 Shanghai Chlor-Alkali Chemical Co Ltd 229
71,177 Shanghai Putailai New Energy Technology Co Ltd 278
90,290 Sherwin-Williams Co 29,257
22,800 (b) Shikoku Kasei Holdings Corp 400
16,500 (a) Shinagawa Refractories Co Ltd 223
240,000 Shin-Etsu Chemical Co Ltd 7,455
29,903 (a) Shin-Etsu Polymer Co Ltd 383
900,000 Shinkong Synthetic Fibers Corp 429
97,200 Shiny Chemical Industrial Co Ltd 426
22,094,000 Shougang Fushan Resources Group Ltd 8,331
131,400 Showa Denko KK 5,479
5,599 Shree Cement Ltd 1,656
497,683 Siam Cement PCL 2,897
10,600 Siam City Cement PCL 48
1,740,066 (b) Sibanye Stillwater Ltd 6,344
258,351 (b) SIG Group AG. 3,685
52,879 (a),(b) Sigma Lithium Corp 697
719,662 (a) SigmaRoc plc 1,231
50,112 Sika AG. 10,174
162,896 Silvercorp Metals, Inc 1,362
124,641 Sims Ltd 1,487
1,490,000 Sinofert Holdings Ltd 289
65,600 Sinoma Science & Technology Co Ltd 341
279,000 Sinon Corp 388
8,054 SK Chemicals Co Ltd 366
14,234 (a) SKC Co Ltd 1,034
55,628 (a) Skeena Resources Ltd 1,321
10,312,263 Smurfit WestRock plc 398,775
30,924 SOL S.p.A. 1,779
388,000 Solar Applied Materials Technology Corp 821
17,273 Solar Industries India Ltd 2,355
64,050 (a) Solaris Resources, Inc 513
202,411 (a) Solstice Advanced Materials, Inc 9,833
55,802 (a),(b) Solvay S.A. 1,776
2,946 Soulbrain Co Ltd 535
3,871,566 South32 Ltd 9,164
101,025 Southern Copper Corp 14,494
162,046 (a) Southern Cross Gold Consolidated Ltd 1,250
56,825 (a) Southern Province Cement Co 338
88,460 SRF Ltd 3,031
175,479 Ssab Svenskt Stal AB (Series A) 1,329
1,124,829 (b) Ssab Svenskt Stal AB (Series B) 8,422
508,569 (a) SSR Mining, Inc 11,148
151,290 (a) SSR Mining, Inc 3,317
310,956 Stanmore Resources Ltd 480
28,639 Star Cement Ltd 72
257,175 Steel Dynamics, Inc 43,578
37,767 Stella-Jones, Inc 2,342
1,513 STO AG. 214
82,859 (b) Stora Enso Oyj (R Shares) 1,035
17,420 Sudarshan Chemical Industries Ltd 184
56,624 (a) Sumitomo Bakelite Co Ltd 1,874
1,113,700 (a) Sumitomo Chemical Co Ltd 3,171
94,336 Sumitomo Chemical India Ltd 495
201,700 Sumitomo Metal Mining Co Ltd 8,077

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
444,621 (a) Sumitomo Osaka Cement Co Ltd $ 10,804
40,442 Supreme Industries Ltd 1,510
64,386 Supreme Petrochem Ltd 463
4,993,000 Surya Esa Perkasa Tbk PT 181
34,554 Surya Roshni Ltd 106
430,217 Suzano SA 4,034
364,062 Svenska Cellulosa AB (B Shares) 4,828
51,405 Syensqo S.A. 4,117
57,419 Symrise AG. 4,652
25,600 (a) T Hasegawa Co Ltd 462
1,422,166 TA Chen Stainless Pipe 1,612
83,700 (a) Taiheiyo Cement Corp 2,079
4,167,145 Taiwan Cement Corp 3,073
490,000 Taiwan Fertilizer Co Ltd 745
223,514 Taiwan Hon Chuan Enterprise Co Ltd 860
54,000 Taiwan Speciality Chemicals Corp 542
199,200 (a) Taiyo Ink Manufacturing Co Ltd 6,057
24,600 (a) Taiyo Nippon Sanso Corp 735
49,275 (a) Takasago International Corp 464
266,620 (a) Taseko Mines Ltd 1,509
101,928 Tata Chemicals Ltd 870
4,671,142 Tata Steel Ltd 9,358
386,147 Teck Cominco Ltd (Class B) 18,487
124,700 (a) Teijin Ltd 1,080
16,397 (b) Tessenderlo Chemie NV 503
374,563 (a) ThyssenKrupp AG. 4,027
1,306,000 (b) Tiangong International Co Ltd 517
55,800 Tianqi Lithium Corp 442
183,600 Tianshan Aluminum Group Co Ltd 425
131,554 Time Technoplast Ltd 275
525,000 Tipco Asphalt PCL 228
239,114 Titan America S.A. 3,941
28,487 Titan Cement International S.A. 1,755
12,591 (a) TKG Huchems Co Ltd 165
582,400 TOA Paint Thailand PCL 251
53,503 Toagosei Co Ltd 562
153,029 Tokai Carbon Co Ltd 947
49,041 (a) Tokuyama Corp 1,291
72,142 Tokyo Ohka Kogyo Co Ltd 2,674
42,204 (a) Tokyo Steel Manufacturing Co Ltd 398
564,000 Ton Yi Industrial Corp 320
1,402,000 Tongguan Gold Group Ltd 505
426,200 Tongling Nonferrous Metals Group Co Ltd 366
197,300 (a) Toray Industries, Inc 1,286
70,753 Torex Gold Resources, Inc 3,379
207,300 (a) Tosoh Corp 3,115
27,800 (b) Toyo Ink Manufacturing Co Ltd 611
80,800 (a) Toyo Seikan Kaisha Ltd 1,973
44,748 (a) Toyobo Co Ltd 360
47,774 (a) Transcontinental, Inc 791
380,020 Trimas Corp 13,472
586,421 Triple Flag Precious Metals Corp 19,487
381,000 Tung Ho Steel Enterprise Corp 771
39,102 (a) Turpaz Industries Ltd 809
1,265,572 (a) UACJ Corp 17,142
72,226 (a) UBE Industries Ltd 1,186
73,993 Ultra Tech Cement Ltd 9,709
148,371 Umicore S.A. 3,102
42,086 Uniao de Industrias Petroquimicas S.A. 443
343,546 Universal Cement Corp 328
300,626 UPL Ltd 2,662
75,080 UPM-Kymmene Oyj 2,171

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
129,890 Usha Martin Ltd $ 657
385,300 Usinas Siderurgicas de Minas Gerais S.A. (Preference) 416
7,861,483 Vale S.A. 102,648
43,157 Valterra Platinum Ltd 3,602
5,234,542 (a) Vault Minerals Ltd 18,840
850,970 Vedanta Ltd 5,726
11,215 (b) Vetropack Holding AG. 310
10,912 Vicat S.A. 971
60,012 (a) Victrex plc 530
17,025 (a) Vidrala S.A. 1,798
20,806 Vinati Organics Ltd 369
38,696 Viohalco S.A. 541
263,339 (a) Vizsla Silver Corp 1,443
81,104 Voestalpine AG. 3,572
120,678 (a) Vulcan Energy Resources Ltd 354
55,870 Vulcan Materials Co 15,935
67,256 Vulcan Steel Ltd 312
38,846 (a) WA1 Resources Ltd 510
14,247 Wacker Chemie AG. 1,151
816,000 Wanguo Gold Group Ltd 800
115,596 Wanhua Chemical Group Co Ltd 1,268
63,753 Welspun Corp Ltd 578
111,580 (a) Wesdome Gold Mines Ltd 1,849
813,992 (a) West African Resources Ltd 1,611
1,702,000 West China Cement Ltd 679
37,934 West Fraser Timber Co Ltd 2,321
39,500 Western Mining Co Ltd 156
15,841 Western Superconducting Technologies Co Ltd 169
6,662,512 Westgold Resources Ltd 28,297
244,120 (b) Westlake Chemical Corp 18,050
382,140 Wheaton Precious Metals Corp 44,925
81,646 Wienerberger AG. 2,913
21,295 (a),(b) Winpak Ltd 692
101,029 Worthington Steel, Inc 3,498
56,415 Xiamen Tungsten Co Ltd 332
550,000 Xinjiang Xinxin Mining Industry Co Ltd 201
80,971 Yamama Cement Co 504
29,505 (a) Yamato Kogyo Co Ltd 2,014
52,086 Yanbu Cement Co 200
178,864 Yanbu National Petrochemical Co 1,310
23,556 Yara International ASA 964
702,913 Yieh Phui Enterprise Co Ltd 337
101,223 Yintai Gold Co Ltd 352
675,775 (a) Yodogawa Steel Works Ltd 5,873
9,285 (a) Youlchon Chemical Co Ltd 166
733,000 Yuen Foong Yu Paper Manufacturing Co Ltd 610
126,800 Yunnan Aluminium Co Ltd 595
65,100 Yunnan Yuntianhua Co Ltd 311
66,200 Zangge Mining Co Ltd 800
96,716 (a) Zeon Corp 1,107
1,055,000 Zhaojin Mining Industry Co Ltd 4,166
108,936 Zhejiang Juhua Co Ltd 599
102,700 Zhejiang Longsheng Group Co Ltd 157
26,399 Zhejiang NHU Co Ltd 95
175,800 Zhongjin Gold Corp Ltd 586
25,147 (b) Zignago Vetro S.p.A. 229
132,800 (a) Zijin Gold International Co Ltd 2,491
3,695,232 Zijin Mining Group Co Ltd 16,918
7,516,461 Zijin Mining Group Co Ltd (Class A) 36,998
TOTAL MATERIALS 5,978,214
MEDIA & ENTERTAINMENT - 6.5%
92,523 37 Interactive Entertainment Network Technology Group Co Ltd 313

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
22,317 4imprint Group plc $ 1,149
47,589 (a) Affle India Ltd 954
15,647 AfreecaTV Co Ltd 735
9,160,000 (a) Alibaba Pictures Group Ltd 1,121
6,502,585 Alphabet, Inc 2,040,511
7,254,452 Alphabet, Inc (Class A) 2,270,644
22,900 (a) Anycolor, Inc 706
13,704 (a) Arabian Contracting Services Co 422
91,510 Arnoldo Mondadori Editore S.p.A. 227
38,930 (a) Atlanta Braves Holdings, Inc 1,536
67,023 (b) Atresmedia Corp de Medios de Comunicacion S.A. 383
1,623,495 (a),(c) Auto Trader Group plc 12,808
43,223 Autohome, Inc (ADR) 962
8,646,568 (a) Baidu, Inc 142,195
300,874 Baltic Classifieds Group plc 823
99,800 Beijing Enlight Media Co Ltd 234
31,388 (a),(b) Better Collective A.S. 391
155,768 (a) Bilibili, Inc 3,845
270,000 (b) Boyaa Interactive International Ltd 118
524,607 Canal& S.A. 1,883
82,200 (a) Cargurus, Inc 3,152
271,729 carsales.com Ltd 5,565
41,119 CD Projekt S.A. 2,747
99,013 (a) Charter Communications, Inc 20,669
56,488 (a) Cheil Worldwide, Inc 823
161,865 (a),(d) Chennai Super Kings Cricket Ltd 13
266,758 (a),(b),(c) China Literature Ltd 1,133
7,080,000 (a),(b) China Ruyi Holdings Ltd 1,994
80,018 (a) CJ CGV Co Ltd 330
8,936 (a) CJ ENM Co Ltd 401
55,200 (a),(c) Cloud Music, Inc 1,322
11,137 Cogeco Communications, Inc 539
4,977,569 Comcast Corp (Class A) 148,780
1,824,200 Converge Information and Communications Technology Solutions, Inc 475
22,900 (a),(b) Cover Corp 220
37,852 CTS Eventim AG. 3,465
48,080 CuriosityStream, Inc 183
325,200 (a) CyberAgent, Inc 2,771
185,241 Cyfrowy Polsat S.A. 628
55,162 (a) Daiichikosho Co Ltd 593
5,935 Dear U Co Ltd 165
58,211 (a) Dena Co Ltd 938
148,800 Dentsu, Inc 3,158
67,090 (a) EchoStar Corp (Class A) 7,293
9,504,200 Elang Mahkota Teknologi Tbk PT 616
105,429 Electronic Arts, Inc 21,542
1,402,847 (a),(b) Embracer Group AB 9,185
216,871 Eutelsat Communications 432
304,920 (a) Eventbrite, Inc 1,357
102,500 (a) EverQuote, Inc 2,768
73,032 EVT Ltd 610
567,503 Focus Media Information Technology Co Ltd 599
37,300 (a) Fuji Television Network, Inc 880
72,948 (a) Future plc 518
83,200 Giant Network Group Co Ltd 516
307,890 (a) Grindr, Inc 4,169
1,809,300 (b) Grupo Televisa S.A. 1,054
648,343 (a) GungHo Online Entertainment, Inc 10,414
17,933 (a),(b) Hacksaw AB 124
160,900 (a) Hakuhodo DY Holdings, Inc 1,200
48,887 Havas NV 977
93,100 Hello Group, Inc (ADR) 610

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
64,551 Hemnet Group AB $ 1,207
14,117 HYBE Co Ltd 3,230
28,291 (a) IAC, Inc 1,106
312,510 (a) iHeartMedia, Inc 1,300
263,552 (a) IMAX Corp 9,741
1,402,847 (a),(b) Indie Games Holding AB 3,528
159,010 (a) Infinity Natural Resources, Inc 2,342
227,398 Info Edge India Ltd 3,376
1,212,547 Informa plc 14,387
139,000 International Games System Co Ltd 3,189
26,023 IPSOS 1,044
1,178,139 (a),(b) iQIYI, Inc (ADR) 2,262
2,522,404 ITV plc 2,782
51,382 JC Decaux S.A. 931
294,425 (a) JOYY, Inc (ADR) 19,067
23,699 (a) Just Dial Ltd 191
88,611 (a),(b) Juventus Football Club S.p.A 299
21,742 (a) JYP Entertainment Corp 1,092
62,124 (a) Kadokawa Corp 1,258
100,600 (a) Kakaku.com, Inc 1,483
190,480 Kakao Corp 7,943
39,599 (a) Kakao Games Corp 410
10,900 (b) Kinepolis Group NV 383
80,600 Kingnet Network Co Ltd 253
653,110 Kingsoft Corp Ltd 2,396
966,300 (a) Koei Tecmo Holdings Co Ltd 11,734
17,355 (a),(c) Krafton, Inc 2,957
8,051,300 (c) Kuaishou Technology 66,555
47,700 Kunlun Tech Co Ltd 285
19,647 (a) Liberty Live Holdings, Inc 1,634
8,301 (a) Liberty Live Holdings, Inc 677
9,816 (a) Liberty Media Corp-Liberty Formula One (Class A) 877
353,874 (a) Liberty Media Corp-Liberty Formula One (Class C) 34,860
195,310 (a) Lionsgate Studios Corp 1,783
551,035 Louis Hachette Group 1,010
524,810 (b) M6-Metropole Television 7,494
302,050 (a) Madison Square Garden Entertainment Corp 16,277
6,784 (a) Madison Square Garden Sports Corp 1,755
1,326,366 (a) Magnite, Inc 21,527
62,222 Mango Excellent Media Co Ltd 218
356,600 (b),(c) Maoyan Entertainment 318
100,805 Match Group, Inc 3,255
2,137,350 (a) MD Entertainment Tbk PT 1,859
249,500 (a) MediaAlpha, Inc 3,231
353,400 Megacable Holdings SAB de C.V. 1,015
2,244,500 (c) Meitu, Inc 2,021
2,146,886 Meta Platforms, Inc 1,417,138
490,165 MFE-MediaForEurope NV 1,770
30,142 (b) MFE-MediaForEurope NV 145
446,590 (a) Mixi Inc 7,765
5,261,100 (a) MNC Digital Entertainment Tbk PT 133
428,000 (a),(c) Mobvista, Inc 840
226,926 (a) Modern Times Group MTG AB 2,819
400,551 Moneysupermarket.com Group plc 990
126,312 Naver Corp 21,233
106,120 (a) Nazara Technologies Ltd 323
9,045 NCSoft Corp 1,267
149,000 NetDragon Websoft Holdings Ltd 200
1,312,130 NetEase, Inc 36,117
3,909,964 (a) Netflix, Inc 366,598
315,510 (a),(c) Netmarble Corp 10,556
577,190 (a) Network18 Media & Investments Ltd 279

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
68,033 New York Times Co (Class A) $ 4,723
3,744,000 (a) Newborn Town, Inc 5,389
298,242 News Corp (Class A) 7,790
52,980 (b) News Corp (Class B) 1,570
228,500 Nexon Co Ltd 5,581
21,265 (a) Nexon Games Co Ltd 177
11,871 Nexstar Media Group, Inc 2,410
10,218 NHN Corp 206
15,070,185 Nine Entertainment Co Holdings Ltd 11,132
2,036,710 Nintendo Co Ltd 137,508
43,200 (a) Nippon Television Holdings, Inc 1,051
20,018 (a) NIQ Global Intelligence PLC 330
344,979 Omnicom Group, Inc 27,857
106,665 Paradox Interactive AB 1,880
27,607 (a) Pearl Abyss Corp 715
248,722 (a) Pinterest, Inc 6,439
1,584,400 Plan B Media Pcl 196
30,419 ProSiebenSat. Media AG. 173
586,762 Publicis Groupe S.A. 60,934
58,139 (a) PVR Ltd 657
350,883 (a) QuinStreet, Inc 5,042
55,900 (a) Qunabox Group Ltd 160
37,946 (b) REA Group Ltd 4,626
52,280 (a) Reddit, Inc 12,018
2,683,804 Rightmove plc 18,751
553,897 (a) ROBLOX Corp 44,882
144,385 (a) Roku, Inc 15,664
27,254 RTL Group 1,097
64,820 Saregama India Ltd 253
21,715 (a) Saudi Research & Media Group 721
128,032 Schibsted ASA (B Shares) 3,556
154,218 (c) Scout24 SE 15,490
274,621 (a) Sea Ltd (ADR) 35,033
359,417 Seek Ltd 5,519
572,100 (b) Septeni Holdings Co Ltd 1,784
744,390 (b) SES S.A. 4,814
10,999 (a) SHIFT UP Corp 271
6,901 (a) Shochiku Co Ltd 523
119,800 (a) Sky Perfect Jsat Corp 1,531
8,952 (a) SM Entertainment Co Ltd 837
617,600 (a),(b),(d) SMI Holdings Group Ltd 1
301,234 (b) Societe Television Francaise 1 2,942
1,677,200 Solusi Sinergi Digital Tbk PT 326
26,530 (a),(b) Sphere Entertainment Co 2,522
197,734 (a) Spotify Technology S.A. 114,826
952,600 (a) Square Enix Co Ltd 17,390
75,220 (a) Starz Entertainment Corp 880
40,120 Storytel AB 363
25,235 Stroeer SE & Co KGaA 1,091
8,878 (a) Studio Dragon Corp 263
67,014 Sun TV Network Ltd 439
76,172 (a) Take-Two Interactive Software, Inc 19,502
82,080 (a) TechTarget, Inc 443
8,574,354 Tencent Holdings Ltd 658,026
1,324,957 Tencent Music Entertainment Group (ADR) 23,227
232,281 Tips Industries Ltd 1,428
28,952 TKO Group Holdings, Inc 6,051
55,000 (a) Toei Animation Co Ltd 953
23,020 (a) Toei Co Ltd 803
23,900 (a) Tokyo Broadcasting System, Inc 882
1,150,316 (a) TripAdvisor, Inc 16,749
67,452 (a),(b) Trump Media & Technology Group Corp 893

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
251,440 (a),(c) Trustpilot Group plc $ 557
17,851 (a) TV Asahi Corp 380
2,450 (b) TX Group AG. 509
1,222,353 (a),(b) Ubisoft Entertainment 9,143
742,963 Universal Music Group NV 19,369
8,538,100 VGI PCL 257
5,129,131 Vivendi Universal S.A. 14,224
3,908,393 Walt Disney Co 444,658
683,318 (a) Warner Bros Discovery, Inc 19,693
1,164,860 Weibo Corp 11,856
13,027 (a) Wemade Co Ltd 226
768,801 WPP plc 3,454
213,000 XD, Inc 1,776
198,000 Xinhua Winshare Publishing and Media Co Ltd 261
126,934 (a),(b) Yandex NV 10,625
10,159 YG Entertainment, Inc 489
577,644 ZEE Telefilms Ltd 578
428,002 (a) Ziff Davis, Inc 15,044
TOTAL MEDIA & ENTERTAINMENT 8,753,992
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
362,000 (c) 3SBio, Inc 1,124
64,850 (a) 4D Molecular Therapeutics, Inc 486
25,710 (a),(b) Aardvark Therapeutics, Inc 337
39,449 Aarti Pharmalabs Ltd 331
341,000 (a) Abbisko Cayman Ltd 571
2,216,557 AbbVie, Inc 506,461
28,856 (a) ABLBio, Inc 3,994
356,183 (a) Acadia Pharmaceuticals, Inc 9,514
119,810 (a) Aclaris Therapeutics, Inc 361
38,550 Acutaas Chemicals Ltd 731
80,390 (a) Adaptive Biotechnologies Corp 1,306
85,886 AddLife AB 1,476
2,303,047 (a) ADMA Biologics, Inc 42,008
16,998 (a) Aether Industries Ltd 163
35,351 Ajanta Pharma Ltd 1,090
386,000 (a),(c) Akeso, Inc 5,618
146,206 Alembic Pharmaceuticals Ltd 1,376
98,559 (a) ALK-Abello A.S. 3,527
9,230 Alkem Laboratories Ltd 565
738,824 (a) Alkermes plc 20,672
57,999 Almirall S.A. 872
159,415 (a) Alnylam Pharmaceuticals, Inc 63,391
380,000 (a),(c) Alphamab Oncology 478
20,384 (a) Alteogen, Inc 6,360
62,790 (a) Alumis, Inc 613
115,961 Amgen, Inc 37,955
1,679,519 (a) Amicus Therapeutics, Inc 23,916
1,239,910 (a) Amneal Pharmaceuticals, Inc 15,623
233,099 (a) ANI Pharmaceuticals, Inc 18,401
22,830 (a) Anika Therapeutics, Inc 219
1,499,900 (a) Annexon, Inc 7,529
248,992 (a) Apellis Pharmaceuticals, Inc 6,255
36,630 (a) Apogee Therapeutics, Inc 2,765
137,130 (a),(b) Aquestive Therapeutics, Inc 886
477,654 (a) Arcutis Biotherapeutics, Inc 13,871
2,035,630 (a) Ardelyx, Inc 11,868
66,240 (a) Argenx SE 55,705
110,599 (a) Argenx SE 93,295
210,100 (a),(c) Ascentage Pharma Group International 1,413
178,000 (a),(c) Ascletis Pharma, Inc 260
262,852 Aspen Pharmacare Holdings Ltd 1,854
1,119,800 Astellas Pharma, Inc 14,904

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
5,453 AstraZeneca Pharma India Ltd $ 548
2,090,025 AstraZeneca plc 386,779
197,503 AstraZeneca plc (ADR) 18,156
50,556 Aurobindo Pharma Ltd 665
283,198 (a) Avantor, Inc 3,245
171,647 (a) Axsome Therapeutics, Inc 31,350
25,394 (b) Bachem Holding AG. 1,902
9,860 (a) Basilea Pharmaceutica 680
288,304 (a) Bausch Health Cos, Inc 2,002
58,783 (a) Bavarian Nordic AS 1,753
77,500 (a) BeiGene Ltd (ADR) 23,545
16,480 Beijing Tiantan Biological Products Corp Ltd 39
106,000 Beijing Tong Ren Tang Chinese Medicine Co Ltd 115
12,300 Beijing Tongrentang Co Ltd 57
11,258 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 72
1,353,000 (a) BeOne Medicines Ltd 31,141
33,338 (a),(c) BioArctic AB 1,118
399,152 Biocon Ltd 1,750
1,314,770 (a) BioCryst Pharmaceuticals, Inc 10,255
889,640 BioGaia AB 10,230
29,242 (a) Biogen, Inc 5,146
409,032 (a) Biohaven Ltd 4,618
96,546 (a) BioMarin Pharmaceutical, Inc 5,738
293,552 Bio-Techne Corp 17,264
21,883 Blue Jet Healthcare Ltd 129
44,115 (a),(c) BoneSupport Holding AB 897
52,267 Bora Pharmaceuticals Co Ltd 809
76,406 (a) Bridgebio Pharma, Inc 5,844
138,100 (a),(b) Brooks Automation, Inc 4,593
718,682 Bruker BioSciences Corp 33,857
38,004 Cadila Healthcare Ltd 387
625,000 (a) Caliway Biopharmaceuticals Co Ltd 3,085
50,586 (a) Camurus AB 3,358
50,600 (a),(b),(c) CanSino Biologics, Inc 227
18,186 Caplin Point Laboratories Ltd 372
172,400 (a) CareDx, Inc 3,248
13,770 Caregen Co Ltd 685
9,412 (a) Caris Life Sciences, Inc 254
310,500 (a),(c) CARsgen Therapeutics Holdings Ltd 594
12,880 (a) Celcuity, Inc 1,285
17,056 Celltrion Pharm Inc 686
772,967 Celltrion, Inc 96,994
496,331 Center Laboratories, Inc 657
3,614 Changchun High & New Technology Industry Group, Inc 48
21,260 (a) Charles River Laboratories International, Inc 4,241
12,314 Chemometec A.S. 1,318
1,011,000 China Medical System Holdings Ltd 1,679
1,069,000 (b),(c) China Resources Pharmaceutical Group Ltd 612
21,080 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 86
250,000 China Shineway Pharmaceutical Group Ltd 276
389 (a),(d) Chinook Therapeutics, Inc   0^
5,171 Chong Kun Dang Pharmaceutical Corp 297
9,370 (a) Chongqing Zhifei Biological Products Co Ltd 25
752,200 Chugai Pharmaceutical Co Ltd 39,462
374,501 Cipla Ltd 6,295
200,917 (a) Clarity Pharmaceuticals Ltd 451
292,080 (a) Cogent Biosciences, Inc 10,375
19,523 Concord Biotech Ltd 293
335,000 Consun Pharmaceutical Group Ltd 674
39,583 (a) Corcept Therapeutics, Inc 1,377
6,900 COSMO Pharmaceuticals NV 909
144,159 (a) Crinetics Pharmaceuticals, Inc 6,711

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
189,422 (a),(b) Cronos Group, Inc $ 497
274,690 (a) CryoPort, Inc 2,637
127,899 CSL Ltd 14,719
5,980 CSPC Innovation Pharmaceutical Co Ltd 31
4,242,054 CSPC Pharmaceutical Group Ltd 4,603
686,500 (a),(b),(c) CStone Pharmaceuticals 467
398,410 (a) Cullinan Oncology, Inc 4,124
14,668 (a) D&D PharmaTech, Inc 934
14,189 (a) Daewoong Co Ltd 217
4,004 (a) Daewoong Pharmaceutical Co Ltd 477
7,442,200 Daiichi Sankyo Co Ltd, Reg S 158,032
1,691,080 Danaher Corp 387,122
11,871 Dermapharm Holding SE 547
70,360 (a),(b) DiaMedica Therapeutics, Inc 560
97,056 Divi's Laboratories Ltd 6,898
13,689 DongKook Pharmaceutical Co Ltd 163
2,402 (a),(b) Dottikon Es Holding AG. 1,050
106,295 Dr Reddy's Laboratories Ltd 1,503
19,600 (a),(b) Duality Biotherapeutics, Inc 750
464,560 (a) Dynavax Technologies Corp 7,145
86,770 (a) Dyne Therapeutics, Inc 1,697
141,000 (a) EirGenix, Inc 277
2,269,611 (a),(b) Elanco Animal Health, Inc 51,361
1,105,017 Eli Lilly & Co 1,187,540
34,070 (a) Enanta Pharmaceuticals, Inc 537
34,908 (c) Eris Lifesciences Ltd 585
70,630 Eurofins Scientific SE 5,165
198,000 (a),(b),(c) Everest Medicines Ltd 943
99,443 (a) Evotec SE 629
210,554 (a) Exact Sciences Corp 21,384
605,587 (a) Exelixis, Inc 26,543
49,876 (a) FDC Ltd 234
11,843 Financiere de Tubize S.A. 2,890
491,500 (a) Fortrea Holdings, Inc 8,478
261,257 (a),(b) Galapagos NV 8,577
648,322 Galderma Group AG. 132,020
61,300 GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 284
34,333 (a) Genmab AS 10,643
452,100 (b) Genomma Lab Internacional SAB de C.V. 449
233,386 (a) Genscript Biotech Corp 373
49,454 Genus plc 1,726
26,533 (b) Gerresheimer AG. 855
35,376 (a) GI Innovation, Inc 432
1,534,355 Gilead Sciences, Inc 188,327
207,243 (c) Gland Pharma Ltd 3,969
193,089 GlaxoSmithKline Pharmaceuticals Ltd 5,316
17,535 Glenmark Life Sciences Ltd 179
112,635 Glenmark Pharmaceuticals Ltd 2,551
43,801 (a),(b) GNI Group Ltd 672
927,000 Grand Pharmaceutical Group Ltd 934
105,799 Granules India Ltd 705
4,743 (a) Green Cross Corp 523
18,966 (a) Green Cross Holdings Corp 209
2,641,281 GSK plc 64,757
5,345 Gubra A.S. 430
1,052,475 H Lundbeck A.S. 7,111
36,300 Haisco Pharmaceutical Group Co Ltd 267
46,847,221 Haleon plc 236,737
2,289,158 (b) Haleon plc (ADR) 23,143
162,037 (a) Halozyme Therapeutics, Inc 10,905
25,227 (a) Hanall Biopharma Co Ltd 764
6,521 Hangzhou Tigermed Consulting Co Ltd - A 53

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
4,345 (a) Hanmi Pharm Co Ltd $ 1,367
301,839 (c) Hansoh Pharmaceutical Group Co Ltd 1,399
476,000 (a),(c) HBM Holdings Ltd 744
38,100 (a) Hisamitsu Pharmaceutical Co, Inc 1,068
10,878 HK inno N Corp 371
2,548,684 (a),(b),(d) Hua Han Health Industry Holdings Ltd 3
4,291 (a) Hugel, Inc 686
154 Humanwell Healthcare Group Co Ltd   0^
427,000 (a),(b) HUTCHMED China Ltd 1,132
216,600 Hypera S.A. 930
106,945 (a),(b) Idorsia Ltd 568
139,305 (a) Illumina, Inc 18,271
2,840 Imeik Technology Development Co Ltd 58
76,860 (a),(b) ImmunityBio, Inc 152
70,037 (a) Incyte Corp 6,918
63,046 Indegene Ltd 365
334,760 (a) Indivior plc 12,011
613,000 (a),(c) InnoCare Pharma Ltd 970
1,104,573 (a),(c) Innovent Biologics, Inc 10,810
223,600 (a) Innoviva, Inc 4,470
157,618 (a) Insmed, Inc 27,432
253,099 (a) Ionis Pharmaceuticals, Inc 20,023
521,100 (a),(b) Iovance Biotherapeutics, Inc 1,423
114,682 Ipca Laboratories Ltd 1,811
108,450 (a) IQVIA Holdings, Inc 24,446
286,800 (a),(b),(c) Jacobio Pharmaceuticals Group Co Ltd 235
60,730 (b) Jade Biosciences, Inc 937
16,856 Jamjoom Pharmaceuticals Factory Co 639
67,156 (a) Jazz Pharmaceuticals plc 11,417
366,472 JB Chemicals & Pharmaceuticals Ltd 7,420
79,611 Jiangsu Hengrui Pharmaceuticals Co Ltd 679
3,041,116 Johnson & Johnson 629,359
113,100 (b),(c) Joinn Laboratories China Co Ltd 300
49,061 Jubilant Pharmova Ltd 586
302,779 (a) Kaken Pharmaceutical Co Ltd 7,767
11,916,200 Kalbe Farma Tbk PT 860
4,044 (a) Kangmei Pharmaceutical Co Ltd 1
148,000 (a),(c) Keymed Biosciences, Inc 1,021
22,500 (a) Kissei Pharmaceutical Co Ltd 667
85,125 (a) Krystal Biotech, Inc 20,987
21,356 (a),(b) Kuros Biosciences AG. 735
18,481 (a) Kyorin Co Ltd 181
16,102 Laboratorios Farmaceuticos Rovi S.A 1,198
264,635 (c) Laurus Labs Ltd 3,262
14,977 (a) Legend Biotech Corp (ADR) 326
19,243 (a) LegoChem Biosciences, Inc 2,314
572,000 (a),(c) Lepu Biopharma Co Ltd 367
30,320 (a) Lexeo Therapeutics, Inc 301
332,096 Lonza Group AG. 223,906
115,000 Lotus Pharmaceutical Co Ltd 1,034
75,319 (a) Lumosa Therapeutics Co Ltd 466
1,166,445 Lupin Ltd 27,399
1,615,000 (a),(c) Luye Pharma Group Ltd 570
42,920 (a) Madrigal Pharmaceuticals, Inc 24,994
138,640 (a) Magenta Therapeutics, Inc 5,713
75,456 Mankind Pharma Ltd 1,847
175,586 Marksans Pharma Ltd 353
9,014 (a) Medcap AB 537
13,722 (a) Medincell S.A. 405
20,188 (a) Medpace Holdings, Inc 11,339
4,079 Medytox, Inc 342
287,900 Mega Lifesciences PCL 306

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,236,451 Merck & Co, Inc $ 130,149
693,498 (a),(b) Mesoblast Ltd 1,253
8,799 (a) Mettler-Toledo International, Inc 12,267
18,208 (a) Mezzion Pharma Co Ltd 1,138
5,196 Middle East Pharmaceutical Co 154
11,780 (a) Mineralys Therapeutics, Inc 427
206,070 (a) Mirum Pharmaceuticals, Inc 16,277
10,775 (a) Mochida Pharmaceutical Co Ltd 243
43,902 (a) Moderna, Inc 1,295
375,988 (a) MoonLake Immunotherapeutics 4,956
291,900 (a) Myriad Genetics, Inc 1,795
21,100 (a) Nanjing Leads Biolabs Co Ltd 139
23,457 (a) Nanobiotix S.A. 538
63,593 Natco Pharma Ltd 640
193,652 (a) Natera, Inc 44,364
45,799 (a) Naturecell Co Ltd 691
5,645 Neuland Laboratories Ltd 953
83,566 (a) Neuren Pharmaceuticals Ltd 1,032
30,393 (a) Neurocrine Biosciences, Inc 4,311
38,500 (a) Nippon Shinyaku Co Ltd 1,387
95,120 (a),(b) Nkarta, Inc 176
55,518 (a),(d) NKMax Co Ltd   0^
1,220,120 Novartis AG. 168,128
3,070,113 Novo Nordisk A.S. 155,711
255,300 (a) Nurix Therapeutics, Inc 4,843
995,260 (a),(b) Nuvation Bio, Inc 8,918
65,590 (a) Ocular Therapeutix, Inc 796
224,000 (a),(c) Ocumension Therapeutics 213
95,000 (a),(b) Olema Pharmaceuticals, Inc 2,375
13,332 (a) OliX Pharmaceuticals, Inc 1,299
3,120 (a),(d) OmniAb Operations, Inc   0^
3,120 (a),(d) OmniAb Operations, Inc   0^
688,720 (a) OmniAb, Inc 1,274
222,605 (a) Oneness Biotech Co Ltd 394
32,611 (a) Onesource Specialty Pharma Ltd 657
279,300 (a) Ono Pharmaceutical Co Ltd 3,870
115,890 (a) Organogenesis Holdings, Inc 600
80,659 Organon & Co 578
27,159 (a) Oscotec, Inc 850
422,500 Otsuka Holdings Co Ltd 23,896
53,307 (a) Oxford Biomedica plc 441
361,903 (a),(b) Oxford Nanopore Technologies plc 623
77,000 (a) PeptiDream, Inc 812
16,611 (a) Peptron, Inc 2,928
981,737 Pfizer, Inc 24,445
10,322 Pharma Mar S.A. 905
59,462 PharmaEssentia Corp 888
69,951 (a),(d) Pharmally International Holding Co Ltd   0^
5,427 PharmaResearch Co Ltd 1,519
4,725 Pharmaron Beijing Co Ltd - A 19
530,257 (a) Pharming Group NV 886
17,007 (a) Pharvaris NV 472
194,097 Phibro Animal Health Corp 7,251
496,634 Piramal Pharma Ltd 952
174,458 (a) Polaris Group 172
9,179 (a),(c) PolyPeptide Group AG. 300
1,070 (a) Praxis Precision Medicines, Inc 315
51,708 (a) Prestige Consumer Healthcare, Inc. 3,190
5,613 Procter & Gamble Health Ltd 356
44,420 (a) Protara Therapeutics, Inc 237
137,470 (a) PTC Therapeutics, Inc 10,442
57,966 (b) QIAGEN NV 2,607

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
157,740 (a),(b) Recursion Pharmaceuticals, Inc $ 645
615,357 Regeneron Pharmaceuticals, Inc 474,976
76,770 (a) REGENXBIO, Inc 1,105
118,000 (a),(c) Remegen Co Ltd 1,095
108,256 (a) Repligen Corp 17,739
167,708 (a) REVOLUTION Medicines, Inc 13,358
89,643 Richter Gedeon Rt 2,710
65,070 (a) Rigel Pharmaceuticals, Inc 2,787
1,334,046 Roche Holding AG. 550,921
695,657 (a) Roivant Sciences Ltd 15,096
163,512 Royalty Pharma plc 6,318
101,274 (a),(c) SAI Life Sciences Ltd 1,023
11,480 Sam Chun Dang Pharm Co Ltd 1,848
6,874 (a),(c) Samsung Biologics Co Ltd 8,071
2,469 (a) Samsung Episholdings Co Ltd 1,273
41,200 (a),(b) SanBio Co Ltd 443
415,228 Sanofi (ADR) 20,122
4,157 Sanofi Consumer Healthcare India Ltd 209
7,152 Sanofi India Ltd 325
1,130,313 Sanofi-Aventis 109,364
1,197,800 (a) Santen Pharmaceutical Co Ltd 12,424
28,969 (a) Sarepta Therapeutics, Inc 623
15,912 Sartorius AG. 4,582
88,617 Sartorius Stedim Biotech 21,766
48,352 Saudi Pharmaceutical Industries & Medical Appliances Corp 336
74,351 (a) Sawai Group Holdings Co Ltd 1,119
258,077 (a) Scholar Rock Holding Corp 11,368
27,982 (a) Schott Pharma AG.& Co KGaA 492
24,914 Seegene, Inc 411
163,200 (a) Shandong BoAn Biotechnology Co Ltd 179
12,803 Shanghai Allist Pharmaceuticals Co Ltd 191
24,188 Shanghai Fosun Pharmaceutical Group Co Ltd - A 92
60,700 (a),(c) Shanghai Henlius Biotech, Inc 444
51,037 Shanghai RAAS Blood Products Co Ltd 46
10,825 Shenzhen Salubris Pharmaceuticals Co Ltd 77
54,616 Shilpa Medicare Ltd 195
250,000 (a) Shionogi & Co Ltd 4,525
7,843 (a) Sichuan Biokin Pharmaceutical Co Ltd 363
6,955 Sichuan Kelun Pharmaceutical Co Ltd 29
31,200 (a),(b) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 1,566
30,555 (b) Siegfried Holding AG. 2,868
3,616,000 (b) Sihuan Pharmaceutical Holdings Group Ltd 572
24 (a) Silence Therapeutics plc (ADR)   0^
658,000 (c) Simcere Pharmaceutical Group Ltd 1,011
2,060,236 Sino Biopharmaceutical Ltd 1,639
6,310 (a) SK Biopharmaceuticals Co Ltd 545
21,529 (a) SK Bioscience Co Ltd 721
10,197 (b) SKAN Group AG. 677
53,108 (a) Sosei Group Corp 279
1,112,000 (b) SSY Group Ltd 405
9,870 (a) ST Pharm Co Ltd 816
44,598 Strides Pharma Science Ltd 447
132,900 (a) Sumitomo Dainippon Pharma Co Ltd 1,963
49,200 (a),(b) Summit Therapeutics, Inc 860
2,174,597 Sun Pharmaceutical Industries Ltd 41,639
73,411 (a),(b) Sunshine Lake Pharma Co Ltd 430
87,992 (a) Suven Pharmaceuticals Ltd 517
439,820 (a) Syndax Pharmaceuticals, Inc 9,241
502,289 (c) Syngene International Ltd 3,641
140,484 (a) TaiMed Biologics, Inc 273
39,833 (a) Takara Bio, Inc 202
814,700 (a) Takeda Pharmaceutical Co Ltd 25,309

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
68,830 (a) Tarsus Pharmaceuticals, Inc $ 5,636
9,627 Tecan Group AG. 1,546
202,548 (a),(b) Telix Pharmaceuticals Ltd 1,514
50,407 (a),(b) Tempus AI, Inc 2,977
244,735 (a) Terns Pharmaceuticals, Inc 9,887
541,300 (a) Teva Pharmaceutical Industries Ltd (ADR) 16,894
275,480 (a) TG Therapeutics, Inc 8,212
508,136 Thermo Fisher Scientific, Inc 294,439
521,000 Tong Ren Tang Technologies Co Ltd 295
143,271 Torrent Pharmaceuticals Ltd 6,132
20,113 (a) Towa Pharmaceutical Co Ltd 467
194,990 (a) Travere Therapeutics, Inc 7,451
43,800 (a) Tsumura & Co 1,138
108,000 TTY Biopharm Co Ltd 280
522,055 UCB S.A. 145,458
351,063 (a) Ultragenyx Pharmaceutical, Inc 8,074
757,562 United Laboratories Ltd 1,130
70,050 (a) United Therapeutics Corp 34,132
20,250 (a),(b) UroGen Pharma Ltd 474
102,710 (a),(b) Valneva SE 444
174,700 (a) Vanda Pharmaceuticals, Inc 1,541
115,350 (a) Vera Therapeutics, Inc 5,841
148,470 (a) Veracyte, Inc 6,251
129,476 (a) Vertex Pharmaceuticals, Inc 58,699
1,244,941 Viatris, Inc 15,500
59,446 (a),(b) Viking Therapeutics, Inc 2,091
3,130 Virbac S.A. 1,312
252,810 (a) Viridian Therapeutics, Inc 7,867
58,274 Vitrolife AB 863
9,404 (a) Voronoi, Inc 1,418
45,297 (a) Waters Corp 17,205
75,735 (a) WaVe Life Sciences Ltd 1,287
97,875 West Pharmaceutical Services, Inc 26,929
2,410,000 Winteam Pharmaceutical Group Ltd 647
54,308 (a) Wockhardt Ltd 875
34,158 WuXi AppTec Co Ltd - A 443
72,937 (c) WuXi AppTec Co Ltd - H 925
22,152,000 (a),(c) Wuxi Biologics Cayman, Inc 89,579
230,000 (a) WuXi XDC Cayman, Inc 1,798
635,342 (a) Xeris Biopharma Holdings, Inc 4,987
1,080,000 (a) XtalPi Holdings Ltd 1,316
11,549 (a) Yuhan Corp 899
17,607 Yunnan Baiyao Group Co Ltd 143
741,900 (a) Zai Lab Ltd 1,310
478,448 (a) Zealand Pharma AS 34,760
12,600 (a) ZERIA Pharmaceutical Co Ltd 169
6,701 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 162
895,031 Zoetis, Inc 112,613
93,890 (a) Zymeworks, Inc 2,472
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,492,390
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
5,580 (c) Aedas Homes SAU 156
4,045 Africa Israel Residences Ltd 351
43,948 (a) Airport City Ltd 861
2,381,461 Aldar Properties PJSC 5,636
303,541 (a) Aliansce Sonae Shopping Centers sa 1,571
528,250 (b),(c) A-Living Smart City Services Co Ltd 155
31,566 Allreal Holding AG. 8,123
121,627 Alony Hetz Properties & Investments Ltd 1,498
368,343 Altus Group Ltd 15,219
634,500 Amata Corp PCL 333
186,465 Amot Investments Ltd 1,464

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
90,309 Anant Raj Industries Ltd $ 550
2,316,500 AP Thailand PCL 631
1,909,770 (c) Arabian Centres Co 9,611
1,075,114 Aroundtown S.A. 3,329
72,604 Arriyadh Development Co 433
212,096 Atrium Ljungberg AB 764
120,445 Aura Investments Ltd 770
4,125,308 Ayala Land, Inc 1,573
1,209,630 Barwa Real Estate Co 868
12,210 Big Shopping Centers Ltd 2,937
4,328 (a) Blue Square Real Estate Ltd 539
94,276 Brigade Enterprises Ltd 928
4,940,100 (a) Bumi Serpong Damai Tbk PT 268
542,000 C&D International Investment Group Ltd 1,092
1,030,000 C&D Property Management Group Co Ltd 358
27,616 CA Immobilien Anlagen AG. 728
679,498 Capitaland India Trust 644
2,226,835 Capitaland Investment Ltd 4,686
268,930 Castellum AB 3,099
35,827 (b) Catena AB 1,754
490,000 Cathay Real Estate Development Co Ltd 365
178,467 (a) CBRE Group, Inc 28,696
1,239,082 Central Pattana PCL 2,170
93,400 Centurion Corp Ltd 97
41,481 Century Textiles & Industries Ltd 773
3,182,000 China Jinmao Holdings Group Ltd 495
312,527 China Merchants Shekou Industrial Zone Holdings Co Ltd 387
1,134,000 China Overseas Grand Oceans Group Ltd 289
2,407,786 China Overseas Land & Investment Ltd 3,803
895,000 China Overseas Property Holdings Ltd 520
1,984,102 China Resources Land Ltd 6,941
443,800 (c) China Resources Mixc Lifestyle Services Ltd 2,456
1,479,838 (b) China Vanke Co Ltd 626
393,419 China Vanke Co Ltd (Class A) 262
115,000 Chong Hong Construction Co Ltd 313
50,805 (b) Cibus Nordic Real Estate AB 811
8,098,100 Ciputra Development Tbk PT 402
370,300 City Developments Ltd 2,303
60,892 Citycon Oyj 285
1,381,769 CK Asset Holdings Ltd 6,987
31,454 Colliers International Group, Inc 4,623
1,250,090 Commercial Real Estate Co KSC 824
1,604,999 (a) Compass, Inc 16,965
516,627 (a),(b) Corem Property Group AB 243
668,200 (b) Corp Inmobiliaria Vesta SAB de C.V. 2,044
379,684 (a) CoStar Group, Inc 25,530
1,722,000 Country Garden Services Holdings Co Ltd 1,337
889,137 (a) Cushman & Wakefield Ltd 14,395
145,176 (a) D B Realty Ltd 192
46,070 (a) Daito Trust Construction Co Ltd 877
214,966 Da-Li Development Co Ltd 367
324,184 (a) Dar Al Arkan Real Estate Development Co 1,378
310,000 Delpha Construction Co Ltd 278
922,284 Deyaar Development PJSC 256
194,652 Dios Fastigheter AB 1,384
479,509 DLF Ltd 3,669
20,353 DREAM Unlimited Corp 286
860,800 Eco World Development Group BHD 443
26,337 (a) Electra Real Estate Ltd 390
604,166 Emaar Development PJSC 2,491
122,988 (a) Emaar Economic City 328
11,129,608 Emaar Properties PJSC 42,477

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
26,853 (c) Entra ASA $ 308
4,118,000 (a),(c) Evergrande Property Services Group Ltd 603
365,470 (b) eXp World Holdings, Inc 3,308
143,736 (a) Fabege AB 1,289
208,000 Farglory Land Development Co Ltd 505
744,457 (a) Fastighets AB Balder 5,495
35,843 FastPartner AB 185
28,629 FirstService Corp 4,452
32,630 (a) Forestar Group, Inc 804
961,271 Fortress REIT Ltd 1,387
37,903 Gav-Yam Lands Corp Ltd 459
270,823 Gazit Globe Ltd 680
86,828 (a) Gemlife Communities Group 294
92,369 (a) Godrej Properties Ltd 2,061
9,480 (a) Goldcrest Co Ltd 200
534,507 (a) Grainger plc 1,309
52,895 (a) Grand City Properties S.A. 610
728,000 (b) Greentown China Holdings Ltd 794
1,186,000 Greentown Service Group Co Ltd 717
416,900 Hainan Airport Infrastructure Co Ltd 318
759,000 Hang Lung Group Ltd 1,486
25,822,479 Hang Lung Properties Ltd 28,594
16,315,400 (a),(d) Hanson International Tbk PT   0^
131,944 (a) Heiwa Real Estate Co Ltd 1,881
1,291,349 Henderson Land Development Co Ltd 4,676
2,723 Hiag Immobilien Holding AG. 407
1,073,622 Highwealth Construction Corp 1,374
1,192,300 Hongkong Land Holdings Ltd 8,283
1,015,477 (a) Hopson Development Holdings Ltd 390
13,104 (a) Howard Hughes Holdings, Inc 1,045
210,840 Huaku Development Co Ltd 782
90,141 (b) Hufvudstaden AB (Series A) 1,212
133,200 Hulic Co Ltd 1,457
1,407,696 Hysan Development Co Ltd 3,420
158,925 (a) Ichigo Holdings Co Ltd 444
185,500 (a) Iguatemi S.A. 865
25,564 (a) IMMOFINANZ AG. 471
362,815 (a) Indiabulls Real Estate Ltd 238
51,660 Intea Fastigheter AB 371
13,298 (b) Intershop Holding AG. 2,756
1,162,100 IOI Properties Group Bhd 755
128,855 Israel Canada T.R Ltd 668
2,896 (a) Isras Holdings Ltd 413
898 Isras Investment Co Ltd 278
210,417 I-Sunny Construction & Development Co Ltd 333
567,984 IWG plc 1,771
543,000 K Wah International Holdings Ltd 147
13,600 (a) Kasumigaseki Capital Co Ltd 637
41,152 (a) Katitas Co Ltd 837
1,260,700 KE Holdings, Inc 6,668
2,580,097 KE Holdings, Inc (ADR) 40,662
20,900 (a) Keihanshin Building Co Ltd 257
435,500 Kerry Properties Ltd 1,135
11,807 Keystone Realtors Ltd 69
222,200 Kindom Development Co Ltd 239
34,864 (a) Knowledge Economic City Co 106
103,704 (b) Kojamo Oyj 1,247
628,365 (a) Kuwait Real Estate Co KSC 783
39,827 (a) Lamda Development S.A. 333
5,727,600 Land and Houses PCL 686
11,561 LEG Immobilien SE 843
470,912 Lend Lease Corp Ltd 1,627

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
150,243 (a) Leopalace21 Corp $ 631
503,478 Lighthouse Properties plc 257
140,943 Logistea AB 220
1,337,593 (a),(b),(c) Longfor Group Holdings Ltd 1,475
417,991 Mabanee Co SAK 1,480
188,843 (c) Macrotech Developers Ltd 2,233
1,295,300 Mah Sing Group BHD 307
63,301 Mahindra Lifespace Developers Ltd 278
59,413 Makkah Construction & Development Co 1,260
35,779 (a),(b),(d) Mapeley Ltd 1
22,340 Marcus & Millichap, Inc 610
900,750 Matrix Concepts Holdings Bhd 288
31,680 (a) Max Estates Ltd 159
833,100 MBK PCL 462
16,379 Mega Or Holdings Ltd 1,389
8,221,000 Megaworld Corp 291
19,846 Melisron Ltd 2,578
77,546 (a) Milpa 304
1,081,372 Mitsubishi Estate Co Ltd 26,272
10,574,299 Mitsui Fudosan Co Ltd 120,169
443,460 Mivne Real Estate KD Ltd 2,173
43,625,900 (a) MNC Tourism Indonesia Tbk PT 387
5,609 (b) Mobimo Holding AG. 2,589
2,178 Morguard Corp 184
215,300 Multiplan Empreendimentos Imobiliarios S.A. 1,069
920,785 (a) National Real Estate Co KPSC 215
374,402 NEPI Rockcastle NV 3,298
21,640 NESCO Ltd 295
1,435,000 New World Development Co Ltd 1,344
986,913 Newmark Group, Inc 17,113
25,248 (b) Nexity 265
419,100 (a) Nomura Real Estate Holdings, Inc 2,587
25,880 (a),(b) NP3 Fastigheter AB 728
131,965 (a) Nyfosa AB 1,062
29,929 Oberoi Realty Ltd 557
141,700 Onewo, Inc 336
7,265 (a) Orion Retail Properties Ltd 6
269,250 OSK Holdings BHD 106
13,271,400 Pakuwon Jati Tbk PT 269
85,592 (b) Pandox AB 1,887
506,213 Parque Arauco S.A. 1,678
30,375 Patrizia Immobilien AG. 289
95,539 (a) PEXA Group Ltd 855
125,924 Phoenix Mills Ltd 2,600
38,766 Platzer Fastigheter Holding AB 314
469,716 Plaza S.A. 1,661
403,962 Poly Developments and Holdings Group Co Ltd 353
101,600 Poly Property Development Co Ltd 416
1,773,000 (b) Poly Property Group Co Ltd 456
6,149 (a) Prashkovsky Investments and Construction Ltd 303
108,578 Prestige Estates Projects Ltd 1,927
122,400 Propnex Ltd 179
43,088 PSP Swiss Property AG. 7,796
44,643 (a) Public Property Invest AS. 103
46,047 (a) Puravankara Ltd 122
1,987,000 (a),(b) Radiance Holdings Group Co Ltd 470
1,188,886 RAK Properties PJSC 437
257,718 (a) Re/Max Holdings, Inc 1,956
1,818,704 (a),(b) Real Brokerage, Inc 6,638
69,328 (a) Relo Group, Inc 759
205,950 Retal Urban Development Co 643
49,408 RMR Group, Inc 736

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
1,565,100 Robinsons Land Corp $ 429
969,000 Ruentex Development Co Ltd 918
133,950 Sagax AB 2,865
255,892 Sakura Development Co Ltd 395
281,375 Salhia Real Estate Co KSCP 357
820,698 (a),(b) Samhallsbyggnadsbolaget i Norden AB 410
11,623,600 Sansiri PCL 494
118,221 (a) Saudi Real Estate Co 407
104,653 Savills plc 1,405
1,898,000 (a) Seazen Group Ltd 501
293,192 Shanghai Jinqiao Export Processing Zone Development Co Ltd 216
63,700 Shanghai Zhangjiang High-Tech Park Development Co Ltd 401
2,584,000 (b) Shenzhen Investment Ltd 262
2,040,000 Shoucheng Holdings Ltd 558
3,562,500 Shui On Land Ltd 316
22,816 (a) SignatureGlobal India Ltd 286
2,414,000 Sime Darby Property Bhd 826
2,625,557 Sino Land Co 3,455
1,152,744 Sirius Real Estate Ltd 1,496
6,253,088 SM Prime Holdings 2,418
31,999 Sobha Ltd 519
1,961,500 SP Setia BHD 353
25,800 (a) Starts Corp, Inc 789
199,916 (b) StorageVault Canada, Inc 680
10 Sumitomo Realty & Development Co Ltd   0^
28,261 Summit Real Estate Holdings Ltd 550
15,161 Sumou Real Estate Co 129
177,880 (a) Sun Frontier Fudousan Co Ltd 2,724
1,288,143 Sun Hung Kai Properties Ltd 15,685
6,322,000 (b) Sunac China Holdings Ltd 1,066
1,022,000 (b),(c) Sunac Services Holdings Ltd 184
58,429 Sunteck Realty Ltd 258
1,044,600 Supalai PCL 564
60,238 Swiss Prime Site AG. 9,353
133,945 TAG Tegernsee Immobilien und Beteiligungs AG. 2,075
79,917 Taiba Investments Co 683
447,354 Talaat Moustafa Group 750
820,980 (a) Tera Yatirim Teknoloji Holding AS. 603
359,693 Tokyo Tatemono Co Ltd 8,154
434,300 (a) Tokyu Fudosan Holdings Corp 3,967
40,886 Tosei Corp 448
1,361,200 UEM Sunrise Bhd 184
1,446,676 United Development Co QSC 362
342,100 UOL Group Ltd 2,323
10,646 VGP NV 1,228
356,771 Vonovia SE 10,268
285,255 (b) Wallenstam AB 1,278
6,704,900 WHA Corp PCL 695
768,000 Wharf Holdings Ltd 2,145
1,408,000 Wharf Real Estate Investment Co Ltd 4,450
218,921 Wihlborgs Fastigheter AB 2,165
580,642 (b) Yanlord Land Group Ltd 315
7,581 YH Dimri Construction & Development Ltd 893
45,500 Youngor Group Co Ltd 50
1,183,000 Yuexiu Property Co Ltd 603
83,000 Yungshin Construction & Development Co Ltd 173
20,250 (a),(b) Zillow Group, Inc (Class A) 1,382
69,450 (a) Zillow Group, Inc (Class C) 4,738
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 726,137
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.9%
5,000 ABLEPRINT TECHNOLOGY CO Ltd 152
8,964 ACM Research Shanghai, Inc 226

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
233,656 ADATA Technology Co Ltd $ 2,081
51,000 Advanced Echem Materials Co Ltd 1,419
383,805 (a) Advanced Micro Devices, Inc 82,196
1,069,499 Advanced Micro-Fabrication Equipment, Inc China 41,738
65,000 Advanced Wireless Semiconductor Co 220
2,589,400 Advantest Corp 327,424
26,000 Airoha Technology Corp 364
85,621 Aixtron AG. 1,719
542,000 Alchip Technologies Ltd 60,501
51,835 (a) Allegro MicroSystems, Inc 1,367
121,047 (a) Ambarella, Inc 8,575
249,909 Amkor Technology, Inc 9,866
14,748 (a) Amlogic Shanghai Co Ltd 184
148,283 (a) ams-OSRAM AG. 1,441
333,534 Analog Devices, Inc 90,454
32,000 (a) Andes Technology Corp 244
81,000 AP Memory Technology Corp 1,153
1,890,171 Applied Materials, Inc 485,755
319,000 Ardentec Corp 1,263
126,888 (a) ARM Holdings plc (ADR) 13,870
2,042,925 ASE Technology Holding Co Ltd 16,108
28,464 ASM International NV 17,232
236,300 ASM Pacific Technology 2,354
27,000 ASMedia Technology, Inc 1,038
595,485 ASML Holding NV 641,647
19,000 ASPEED Technology, Inc 4,371
52,979 (a) Astera Labs, Inc 8,814
44,581 BE Semiconductor Industries NV 6,970
7,921 Bestechnic Shanghai Co Ltd 257
128,100 (a),(b) Black Sesame International Holding Ltd 318
203,977 (a) Borosil Renewables Ltd 1,234
8,450,792 Broadcom, Inc 2,924,819
15,531 (a) Cambricon Technologies Corp Ltd 3,011
127,892 (a) Camtek Ltd 13,730
259,500 (a) Chang Wah Technology Co Ltd 369
11,538 (a),(d) China Energy Savings Technology, Inc   0^
49,449 China Resources Microelectronics Ltd 374
495,000 Chipbond Technology Corp 848
4,078,000 ChipMOS Technologies, Inc 6,113
21,492 (a) Cirrus Logic, Inc 2,547
389,395 (a) Credo Technology Group Holding Ltd 56,030
144,264 CSI Solar Co Ltd 308
34,600 (a) Daqo New Energy Corp (ADR) 1,021
23,148 DB HiTek Co Ltd 1,088
10,272 (a) Duk San Neolux Co Ltd 260
225,000 Elan Microelectronics Corp 847
94,000 Elite Advanced Laser Corp 806
154,000 Elite Semiconductor Microelectronics Technology, Inc 577
5,450 Elmos Semiconductor SE 615
39,000 eMemory Technology, Inc 2,142
462,000 Ennostar, Inc 524
53,607 (a) Enphase Energy, Inc 1,718
63,128 Entegris, Inc 5,319
6,091 (a) Eo Technics Co Ltd 1,150
12,098 Eugene Technology Co Ltd 628
280,000 Everlight Electronics Co Ltd 492
20,346 (a),(d) Fadu, Inc 150
184,913 Faraday Technology Corp 1,001
33,233 (a) Ferrotec Holdings Corp 1,067
42,753 (a) First Solar, Inc 11,168
80,550 Fitipower Integrated Technology, Inc 368
58,900 Flat Glass Group Co Ltd 132

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
221,780 (a) Formfactor, Inc $ 12,371
25,200 Formosa Sumco Technology Corp 76
5,900 (a),(b) Fortior Technology Shenzhen Co Ltd 105
71,000 Foxsemicon Integrated Technology, Inc 626
74,179 GalaxyCore, Inc 159
15,627,000 (a),(b) GCL Technology Holdings Ltd 2,130
23,244 (a) GemVax & Kael Co Ltd 467
26,634 GigaDevice Semiconductor, Inc 816
59,000 Global Mixed Mode Technology, Inc 394
54,000 Global Unichip Corp 3,631
43,275 (a) GLOBALFOUNDRIES, Inc 1,511
161,395 Globalwafers Co Ltd 2,083
16,000 Grand Plastic Technology Corp 794
822,900 (a) Greatech Technology Bhd 319
3,057,000 Greatek Electronics, Inc 8,652
51,457 Gudeng Precision Industrial Co Ltd 581
37,578 Hana Micron, Inc 672
24,100 Hangzhou Chang Chuan Technology Co Ltd 349
94,218 Hangzhou First Applied Material Co Ltd 188
77,944 Hangzhou Silan Microelectronics Co Ltd 317
26,435 Hanmi Semiconductor Co Ltd 2,344
34,994 HPSP Co Ltd 815
16,116 (a) Hua Hong Semiconductor Ltd 249
452,531 (a),(c) Hua Hong Semiconductor Ltd 4,331
11,818 Hwatsing Technology Co Ltd 254
85,705 Hygon Information Technology Co Ltd 2,754
572,924 Hynix Semiconductor, Inc 259,465
820,414 (a) Ichor Holdings Ltd 15,120
90,759 (a) Impinj, Inc 15,793
1,787,200 Inari Amertron Bhd 737
1,313,587 Infineon Technologies AG. 57,313
19,856 Ingenic Semiconductor Co Ltd 301
8,339,661 (a) Intel Corp 307,733
130,190 (a) ISC Co Ltd 10,060
117,000 ITE Technology, Inc 427
125,000 ITH Corp 155
104,517 JA Solar Technology Co Ltd 171
1,024,113 (a) Japan Material Co Ltd 10,122
70,800 JCET Group Co Ltd 373
53,000 Jentech Precision Industrial Co Ltd 4,621
381,314 Jinko Solar Co Ltd 308
28,100 JinkoSolar Holding Co Ltd (ADR) 725
21,576 (a) Jusung Engineering Co Ltd 414
1,566,000 King Yuan Electronics Co Ltd 12,327
244,000 Kinsus Interconnect Technology Corp 1,228
91,900 (a) Kioxia Holdings Corp 6,116
28,603 KLA Corp 34,755
39,485 Koh Young Technology, Inc 629
141,000 (a) Kokusai Electric Corp 4,931
4,214 (a) KoMiCo Ltd 259
3,228,717 Lam Research Corp 552,692
58,000 LandMark Optoelectronics Corp 1,132
365,300 (a) Lasertec Corp 69,605
57,630 (a) Lattice Semiconductor Corp 4,240
122,096 (a) LEENO Industrial, Inc 5,120
287,366 LONGi Green Energy Technology Co Ltd 748
15,486 (a) Loongson Technology Corp Ltd 293
7,380 LX Semicon Co Ltd 252
16,840 M31 Technology Corp 201
27,500 Machvision, Inc 461
56,848 (a) MACOM Technology Solutions Holdings, Inc 9,737
1,351,000 Macronix International 1,700

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
57,600 Malaysian Pacific Industries Bhd $ 457
61,000 Marketech International Corp 533
174,514 Marvell Technology, Inc 14,830
313,719 (a) MaxLinear, Inc 5,468
2,888,865 (a) MediaTek, Inc 131,169
10,689 (a) Megachips Corp 540
15,379 (b) Melexis NV 1,032
949,313 Microchip Technology, Inc 60,490
839,580 Micron Technology, Inc 239,625
313,500 Micronics Japan Co Ltd 14,107
83,030 (a) Mitsui High-Tec, Inc 403
39,623 MKS Instruments, Inc 6,332
8,937 Monolithic Power Systems, Inc 8,100
42,550 Montage Technology Co Ltd 717
64,000 MPI Corp 4,576
936,000 Nanya Technology Corp 5,745
105,049 (a) National Silicon Industry Group Co Ltd 325
691,201 NAURA Technology Group Co Ltd 45,402
82,131 Nexchip Semiconductor Corp 390
288,649 (a) Nordic Semiconductor ASA 3,782
68,620 (a) Nova Measuring Instruments Ltd 22,939
354,758 Novatek Microelectronics Corp Ltd 4,218
132,000 Nuvoton Technology Corp 214
26,095,945 Nvidia Corp 4,866,894
187,377 NXP Semiconductors NV 40,672
76,669 (a) ON Semiconductor Corp 4,152
20,441 (a) Onto Innovation, Inc 3,227
328,000 Orient Semiconductor Electronics Ltd 584
240,000 Pan Jit International, Inc 609
61,000 (a) Parade Technologies Ltd 1,131
124,000 Phison Electronics Corp 5,714
112,000 Phoenix Silicon International Corp 631
10,870 Piotech, Inc 513
103,000 Pixart Imaging, Inc 662
2,472,000 (a) Powerchip Semiconductor Manufacturing Corp 3,116
1,009,000 Powertech Technology, Inc 5,562
3,526 (a) PSK, Inc 113
1,058,300 Qnity Electronics, Inc 86,410
15,893 (a) Qorvo, Inc 1,343
233,453 QUALCOMM, Inc 39,932
335,000 Radiant Opto-Electronics Corp 1,320
196,753 (a) Rambus, Inc 18,080
53,000 Raydium Semiconductor Corp 383
299,261 Realtek Semiconductor Corp 4,647
608,606 (a) Rigetti Computing, Inc 13,481
17,800 Rockchip Electronics Co Ltd 455
257,300 (a) Rohm Co Ltd 3,655
73,270 (a) Rorze Corp 1,050
9,400 RS Technologies Co Ltd 226
8,142 S&S Tech Corp 272
213,800 Sanan Optoelectronics Co Ltd 433
16,113 Sanken Electric Co Ltd 594
411,500 (a) SCREEN Holdings Co Ltd 40,082
362,476 (a) Semtech Corp 26,711
22,059 SG Micro Corp 217
18,200 Shenzhen Goodix Technology Co Ltd 206
9,500 (a) Shibaura Mechatronics Corp 1,148
34,000 ShunSin Technology Holding Ltd 179
5,046,000 Sigurd Microelectronics Corp 18,668
239,000 Silergy Corp 1,449
292,200 Silicon Integrated Systems Corp 432
10,575 Siltronic AG. 599

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
16,851 SIMMTECH Co Ltd $ 577
425,000 (a) Sino-American Silicon Products, Inc 1,436
79,000 Sitronix Technology Corp 452
129,069 (a) SkyWater Technology, Inc 2,344
27,594 Skyworks Solutions, Inc 1,750
135,900 (a) Socionext, Inc 1,904
20,307 (a) SOITEC 549
405,280 (a) STMicroelectronics NV 10,592
15,306 SUESS MicroTec SE 692
264,400 Sumco Corp 2,419
19,208 (a) Taesung Co Ltd 594
40,781,458 Taiwan Semiconductor Manufacturing Co Ltd 2,004,705
1,161,531 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 352,978
164,081 TCL Zhonghuan Renewable Energy Technology Co Ltd 201
101,921 (a) Technoprobe S.p.A 1,450
98,980 TechWing, Inc 3,150
30,602 Teradyne, Inc 5,923
415,157 Texas Instruments, Inc 72,026
147,261 Tianshui Huatian Technology Co Ltd 232
4,237 (a) Tokai Carbon Korea Co Ltd 418
621,000 (a) Tokyo Electron Ltd 138,314
30,000 (a) Tokyo Seimitsu Co Ltd 2,127
65,948 TongFu Microelectronics Co Ltd 356
181,639 Tongwei Co Ltd 533
132,611 Topco Scientific Co Ltd 1,230
48,600 (a) Towa Corp 666
83,165 (a) Tower Semiconductor Ltd (Tel Aviv) 9,726
20,000 (a) Tri Chemical Laboratories, Inc 345
77,938 Trina Solar Co Ltd 184
1,746,000 (a),(d) Trony Solar Holdings Co Ltd 2
35,244 (a) Ulvac, Inc 1,596
436,300 (b) UMS Holdings Ltd 481
35,229 (d) Unigroup Guoxin Microelectronics Co Ltd 397
341,600 Unisem M Bhd 258
326,913 (a) United ,NV Technology Co Ltd 313
6,935,071 United Microelectronics Corp 10,830
8,786 Universal Display Corp 1,026
54,000 UPI Semiconductor Corp 334
704,301 Vanguard International Semiconductor Corp 2,057
20,725 (a) Verisilicon Microelectronics Shanghai Co Ltd 405
158,000 Via Technologies, Inc 262
77,000 VisEra Technologies Co Ltd 696
1,387,000 Visual Photonics Epitaxy Co Ltd 6,672
516,400 ViTrox Corp Bhd 505
53,388 WAAREE Energies Ltd 1,766
230,360 (a) Websol Energy System Ltd 230
45,534 Will Semiconductor Co Ltd 820
268,000 Win Semiconductors Corp 1,560
2,396,000 Winbond Electronics Corp 6,304
18,000 WinWay Technology Co Ltd 1,624
23,150 (a) WONIK IPS Co Ltd 1,090
48,550 (a),(c) X-Fab Silicon Foundries SE 295
74,243 Xinjiang Daqo New Energy Co Ltd 285
124,000 XinTec, Inc 547
2,888,337 (b) Xinyi Solar Holdings Ltd 1,105
19,710 (a) YC Corp 198
54,906 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 289
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,735,795
SOFTWARE & SERVICES - 7.7%
275,487 360 Security Technology, Inc 441
22,458 (a) Abaxx Technologies, Inc 834
894,342 Accenture plc 239,952

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
110,900 (a) ACI Worldwide, Inc $ 5,302
97,208 Addnode Group AB 1,017
323,657 Adeia, Inc 5,583
2,913 Adesso SE 303
37,449 (a) Adobe, Inc 13,107
304,470 (a),(b) Airship AI Holdings, Inc 880
143,485 (a) Akamai Technologies, Inc 12,519
12,050 Al Moammar Information Systems Co 559
212,060 (a) Alarm.com Holdings, Inc 10,819
105,678 (c) Alfa Financial Software Holdings plc 301
23,175 Alten 1,957
117,802 Amdocs Ltd 9,484
1,231,480 (a) Amplitude, Inc 14,261
9,260 (a) Appfolio, Inc 2,154
186,750 (a) Appian Corp 6,615
236,100 Appier Group, Inc 1,617
38,170 (a),(b) Applied Digital Corp 936
101,056 (a) AppLovin Corp 68,094
14,974 Arabian Internet & Communications Services Co 899
49,600 (a) Argo Graphics, Inc 513
179,370 (a) Arteris, Inc 2,780
289,600 (b),(c) AsiaInfo Technologies Ltd 281
42,270 Asseco Poland S.A. 2,678
64,044 Atea ASA 1,001
436,329 (a) Atlassian Corp Ltd 70,746
47,118 Atoss Software AG. 6,367
5,789 Aubay 388
13,574 AurionPro Solutions Ltd 157
490,838 (a) Aurora Innovation, Inc 1,885
198,600 (a) AvePoint, Inc 2,759
56,872 Bechtle AG. 2,897
112,600 (a) Beijing Fourth Paradigm Technology Co Ltd 637
16,496 Beijing Kingsoft Office Software, Inc 725
351,000 (a),(b) BigBear.ai Holdings, Inc 1,895
33,848 (a) BILL Holdings, Inc 1,846
133,351 Birlasoft Ltd 643
115,390 (a),(b) Bit Digital, Inc 218
77,292 (a),(b) Bitdeer Technologies Group 866
404,991 (a),(b) Bitfarms Ltd 953
22,933 Black Box Ltd 141
417,110 (a),(b) BlackBerry Ltd 1,574
159,480 (a) Box, Inc 4,770
211,001 Bravura Solutions Ltd 361
497,862 (a) Braze, Inc 17,072
71,237 (a),(b) BTQ Technologies Corp 368
180,668 (b) Bytes Technology Group plc 869
46,500 (a) Cadence Design Systems, Inc 14,535
135,002 (a) Cafe24 Corp 2,826
22,425 CANCOM SE 698
339,642 Cap Gemini S.A. 56,397
169,423 (a) Catapult Group International Ltd 469
9,668 cBrain A.S. 170
241,112 (a) CCC Intelligent Solutions Holdings, Inc 1,917
15,363 CE Info Systems Ltd 295
1,488,436 (a) Cellebrite DI Ltd 26,837
15,499 (a) Cerillion plc 255
137,074 CGI, Inc 12,661
26,000 (a),(b) Change Holdings, Inc 164
51,370 (a) Check Point Software Technologies 9,532
28,800 China National Software & Service Co Ltd 191
15,412,000 (a) China Youzan Ltd 276
1,838,000 (b) Chinasoft International Ltd 1,176

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
119,660 (a),(b) Cipher Mining, Inc $ 1,766
19,847 (a) Circle Internet Group, Inc 1,574
334,780 (a),(b) Cleanspark, Inc 3,388
256,230 Clear Secure, Inc 8,989
279,975 (a) Clearwater Analytics Holdings, Inc 6,753
138,287 (a) Cloudflare, Inc 27,263
239,266 Coforge Ltd 4,433
264,293 (a) Commvault Systems, Inc 33,132
49,588 Computacenter plc 1,949
209,900 (a) Confluent, Inc 6,347
18,615 Constellation Software, Inc 44,775
173,450 (a) Core Scientific, Inc 2,525
41,982 (a) Crowdstrike Holdings, Inc 19,679
276,730 (a) CS Disco, Inc 2,147
30,187 (a) CyberArk Software Ltd 13,465
337,100 (a),(b) Cybozu, Inc 6,049
68,430 Cyient Ltd 853
399,418 Dassault Systemes SE 11,159
126,203 Data#3 Ltd 756
202,553 (a) Datadog, Inc 27,545
179,413 (a) Descartes Systems Group, Inc 15,739
7,800 (a) Digital Arts, Inc 311
130,213 (a) Digital Garage, Inc 2,245
136,610 (a) Digital Turbine, Inc 683
12,006 (a) Docebo, Inc 267
11,166 Dolby Laboratories, Inc (Class A) 717
13,210 Douzone Bizon Co Ltd 783
88,800 (a) DTS Corp 698
370,220 (a),(b) D-Wave Quantum, Inc 9,681
72,717 (a) DXC Technology Co 1,065
48,800 (a) Dynatrace, Inc 2,115
80,100 (a) Elastic NV 6,043
15,249 Elm Co 3,041
14,600 Empyrean Technology Co Ltd 222
33,476 (a) Enghouse Systems Ltd 497
7,920 (a) Fair Isaac Corp 13,390
409,900 (a) Fastly, Inc 4,173
177,608 (a) Figma, Inc 6,637
31,172 Formula Systems 1985 Ltd 5,265
35,100 (a),(b) Freee KK 670
857,576 (a) Freshworks, Inc 10,505
9,177,063 Fujitsu Ltd 252,212
38,800 Future Architect, Inc 491
31,015 (a) Gartner, Inc 7,824
198,945 GB Group plc 689
695,000 (a) GDS Holdings Ltd 3,035
151,400 (a),(b) GDS Holdings Ltd (ADR) 5,284
2,809,112 Gen Digital, Inc 76,380
12,591 GFT Technologies SE 278
117,574 (a) Gitlab, Inc 4,413
696,544 (a) Globant S.A. 45,533
50,370 GMO internet, Inc 1,259
56,600 (a) GoDaddy, Inc 7,023
305,074 (a) Guidewire Software, Inc 61,323
147,102 Hansen Technologies Ltd 518
52,456 Happiest Minds Technologies Ltd 269
589,075 HCL Technologies Ltd 10,647
113,912 Hexaware Technologies Ltd 971
3,126,600 (a),(b) Horizon Robotics, Inc 3,490
108,242 (a) HubSpot, Inc 43,438
73,052 Hundsun Technologies, Inc 315
182,020 (a),(b) Hut 8 Corp 8,362

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
4,334 Hyundai Autoever Corp $ 1,003
88,482 (a) IBEX Holdings Ltd 3,378
93,783 Iflytek Co Ltd 676
65,120 (a) Imergent, Inc 421
60,571 (b) Indra Sistemas S.A. 3,443
281,000 INESA Intelligent Tech, Inc 183
62,244 Information Services International-Dentsu Ltd 1,088
4,378,454 Infosys Technologies Ltd 78,851
338,000 (b) Inspur International Ltd 290
342,701 Intellect Design Arena Ltd 3,706
19,000 (a) Intelligo Technology, Inc 259
6,210 (b) InterDigital, Inc 1,977
225,141 International Business Machines Corp 66,689
566,945 Intuit, Inc 375,556
36,455 (a) Ionos SE 1,137
148,119 Iress Market Technology Ltd 837
40,850 Isoftstone Information Technology Group Co Ltd 277
318,600 (a) Jamf Holding Corp 4,145
24,800 Jiangsu Hoperun Software Co Ltd 176
229,657 (a) Justsystems Corp 7,424
69,570 Kainos Group plc 939
100,900 (a) Kinaxis, Inc 12,724
3,006,495 (a) Kingdee International Software Group Co Ltd 5,154
2,004,000 (a),(b) Kingsoft Cloud Holdings Ltd 1,400
30,118 Kontron AG. 799
490,598 KPIT Technologies Ltd 6,406
97,416 (a) Kyndryl Holdings, Inc 2,587
99,067 (a) Lightspeed Commerce, Inc 1,195
179,406 (a) LINK Mobility Group Holding ASA 602
547,000 (c) Linklogis, Inc 157
47,042 (c) LTIMindtree Ltd 3,177
7,624 (a) Macquarie Technology Group Ltd 338
17,875 Magic Software Enterprises Ltd 465
15,560 (a) Manhattan Associates, Inc 2,697
70,700 (a) Marketingforce Management Ltd 319
14,076 Mastek Ltd 321
26,246 Matrix IT Ltd 1,151
105,605 Meeza QSTP LLC 99
337,695 (a) Megaport Ltd 2,729
24,684 (a),(b) Mercurity Fintech Holding, Inc 123
10,982,283 Microsoft Corp 5,311,252
112,739 (a) MicroStrategy, Inc (Class A) 17,131
671,000 (b) Ming Yuan Cloud Group Holdings Ltd 284
48,267 (a) Mitsubishi Research Institute, Inc 1,537
25,563 (a) Monday.com Ltd 3,772
35,088 (a) Money Forward, Inc 1,044
68,114 Mphasis Ltd 2,114
6,371 Nagarro SE 567
852,000 (a),(b),(d) National Agricultural Holdings Ltd 1
266,688 (a) NCC Group plc 499
930,200 NEC Corp 31,474
35,048 Nemetschek SE 3,792
31,327 (a),(c) Netcompany Group A.S. 1,752
50,636 Newgen Software Technologies Ltd 477
484,541 (a) NEXTDC Ltd 4,034
36,953 (a) Nice Systems Ltd 4,177
54,538 (a) Nihon Unisys Ltd 1,884
52,600 (a) Nippon System Development Co Ltd 1,163
193,100 (a) Nomura Research Institute Ltd 7,348
11,107 (a) Northern Data AG. 201
51,284 (a),(b) NS Solutions Corp 1,446
185,279 (a) Nuix Ltd 221

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
109,016 (a) Nutanix, Inc $ 5,635
134,400 (a) OBIC Business Consultants Ltd 7,255
25,295 Objective Corp Ltd 278
35,299 One Software Technologies Ltd 977
247,113 (a) Ooma, Inc 2,899
176,935 Open Text Corp (Toronto) 5,762
1,075,636 Oracle Corp 209,652
9,661 Oracle Financial Services Software Ltd 828
23,199 (a),(b) OVH Groupe SAS 198
428,912 (a),(b) Pagaya Technologies Ltd 8,964
1,720,740 (a) Palantir Technologies, Inc 305,862
1,728,428 (a) Palo Alto Networks, Inc 318,376
49,000 Pegasystems, Inc 2,926
88,340 (a) Perfect Presentation For Commercial Services Co 181
69,629 Persistent Systems Ltd 4,861
610,285 (a) Phoenix Group plc 165
14,600 (a),(b) PKSHA Technology, Inc 327
13,726 Planisware S.A. 379
19,900 (a) Plus Alpha Consulting Co Ltd 305
36,648 POSCO DX Co Ltd 732
52,692 (a) PTC, Inc 9,179
280,452 (a) Q2 Holdings, Inc 20,237
14,886 (a),(b) QT Group Oyj 571
249,313 (a) Radware Ltd 6,006
133,800 (a) Rakus Co Ltd 888
49,900 Range Intelligent Computing Technology Group Co Ltd 378
31,556 (a) Rategain Travel Technologies Ltd 243
15,553 Red Violet, Inc 886
17,575 Reply S.p.A 2,353
179,600 (a) RingCentral, Inc 5,187
81,880 (a),(b) Riot Platforms, Inc 1,037
991,522 (a) Riskified Ltd 4,928
255,875 Roper Industries, Inc 113,898
56,314 (a) Rubrik, Inc 4,307
587,804 (a) Sage Group plc 8,549
25,324 (a),(b) SailPoint, Inc 512
15,400 (a),(b) Sakura Internet, Inc 273
370,206 Salesforce, Inc 98,071
131,352 (a) Samsara, Inc 4,656
26,488 (a) Samsung SDS Co Ltd 3,152
51,300 (a) Sansan, Inc 568
1,521,424 SAP AG. 369,658
1,315 Secunet Security Networks AG. 285
333,635 (a) SEMrush Holdings, Inc 3,967
133,660 (a) SentinelOne, Inc 2,005
1,871,089 (a) ServiceNow, Inc 286,632
68,322 Shanghai Baosight Software Co Ltd 203
1,381,965 (a),(b) SHIFT, Inc 8,636
433,340 (a) Shopify, Inc (Class A) 69,755
2,022,281 (a) Shopify, Inc (Class A) 325,616
1,011,411 (a),(b) SimilarWeb Ltd 7,575
130,800 (a) Simplex Holdings, Inc 879
491,559 (a),(b),(c) Sinch AB 1,656
216,577 (a) SiteMinder Ltd 875
1,331,170 (a) Snowflake, Inc 292,005
223,311 Softcat plc 4,251
113,107 Sonata Software Ltd 454
11,027 (b) Sopra Group S.A. 1,996
86,720 (a),(b) SoundHound AI, Inc 865
231,700 (a) Sprinklr, Inc 1,803
187,748 (a) Sprout Social, Inc 2,116
23,047 (a) SPS Commerce, Inc 2,054

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
560,224 (b) SUNeVision Holdings Ltd $ 331
99,587 (a) Synopsys, Inc 46,778
3,447,412 (a) Systena Corp 11,334
161,000 Systex Corp 603
41,798 Tanla Platforms Ltd 244
627,519 (a) Tata Consultancy Services Ltd 22,421
175,315 Tata Elxsi Ltd 10,233
1,615,743 Tata Technologies Ltd 11,571
104,768 (a),(c) TeamViewer SE 738
336,193 Tech Mahindra Ltd 5,955
215,350 (a) TechMatrix Corp 3,207
371,939 Technology One Ltd 6,898
143,440 (a) Telos Corp 732
40,214 Temenos Group AG. 3,999
160,000 (a) Tenable Holdings, Inc 3,765
358,758 (a) Teradata Corp 10,921
306,340 (a),(b) Terawulf, Inc 3,520
82,354 (b) Tietoenator Oyj 1,761
46,578 (a) TomTom NV 299
341,552 TOTVS S.A. 2,610
589,463 Truecaller AB 1,225
3,571,882 Tuya, Inc (ADR) 7,537
645,894 (a) UiPath, Inc 10,586
452,805 (a),(b) Unity Software, Inc 20,000
35,046 VeriSign, Inc 8,514
26,277 (a),(b) Vitec Software Group AB 879
120,100 (a),(b) VNET Group, Inc (ADR) 1,016
1,170,000 (a) Vobile Group Ltd 619
49,986 (a) VTEX 188
5,804 (b) Wavestone 379
2,506,000 (a),(b),(c) Weimob, Inc 594
252,800 (a),(b) WellCell Holdings Co Ltd 436
23,087 (b) Wiit S.p.A 546
15,300 (a) WingArc1st, Inc 355
1,650,715 Wipro Ltd 4,840
144,770 WiseTech Global Ltd 6,582
33,235 (a) Wix.com Ltd 3,453
268,333 (a) Workday, Inc 57,633
215,258 (a) Workiva, Inc 18,566
118,800 (a) Xero Ltd 9,000
129,287 Yonyou Network Technology Co Ltd 245
37,360 (a) Yubico AB 308
47,386 (a) Zaggle Prepaid Ocean Services Ltd 183
88,458 Zensar Technologies Ltd 693
734,714 (a) Zeta Global Holdings Corp 14,951
69,974 (a) Zinka Logistics Solutions Ltd 529
96,423 (a) Zscaler, Inc 21,687
45,600 (a) Zuken, Inc 1,425
TOTAL SOFTWARE & SERVICES 10,372,155
TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
481,944 AAC Technologies Holdings, Inc 2,416
58,000 Ability Opto-Electronics Technology Co Ltd 171
33,100 Accelink Technologies Co Ltd 331
311,402 Accton Technology Corp 11,751
2,062,000 Acer, Inc 1,730
298,543 Advantech Co Ltd 2,730
25,006 (a) Ai Holdings Corp 451
58,000 All Ring Tech Co Ltd 670
112,000 Alpha Networks, Inc 111
124,800 (a) Alps Electric Co Ltd 1,593
4,414 (b) ALSO Holding AG. 1,191
39,950 (a) Amano Corp 1,077

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
2,622,630 Amphenol Corp (Class A) $ 354,422
22,360 Anker Innovations Technology Co Ltd 366
852,993 (a) Anritsu Corp 12,226
1,287,120 (a),(d) Anxin-China Holdings Ltd 2
17,855,806 (g) Apple, Inc 4,854,279
90,000 (a),(b) Applied Optoelectronics, Inc 3,137
1,492,000 Arcadyan Technology Corp 8,247
2,368,091 (a) Arista Networks, Inc 310,291
503,930 (a) Arlo Technologies, Inc 7,050
10,002 (a) Arrow Electronics, Inc 1,102
177,000 Asia Optical Co, Inc 784
203,000 Asia Vital Components Co Ltd 9,743
297,000 ASROCK, Inc 2,340
26,174 Astra Microwave Products Ltd 286
435,026 Asustek Computer, Inc 7,562
18,915 AT&S Austria Technologie & Systemtechnik AG. 708
4,101,000 AU Optronics Corp 1,595
50,000 AURAS Technology Co Ltd 1,606
23,565 (a),(c) Avalon Technologies Ltd 231
88,400 Avary Holding Shenzhen Co Ltd 638
14,396 Avnet, Inc 692
337,000 (a) Azbil Corp 3,065
49,572 Barco NV 687
1,640 Bel Fuse, Inc 249
923,320 Benq Corp 689
1,382,537 BOE Technology Group Co Ltd 833
266,000 (b) BOE Varitronix Ltd 176
269,000 (a) Brother Industries Ltd 5,374
493,439 BYD Electronic International Co Ltd 2,137
2,365,300 CalComp Electronics Thailand PCL 338
97,670 (a) Calix, Inc 5,170
12,700 (a) Canon Electronics, Inc 295
39,090 Canon Marketing Japan, Inc 1,720
325,947 Catcher Technology Co Ltd 2,154
55,411 CDW Corp 7,547
80,473 (a) Celestica, Inc 23,804
278,000 Chang Wah Electromaterials, Inc 384
5,140,000 Channel Well Technology Co Ltd 11,420
80,345 Chaozhou Three-Circle Group Co Ltd 525
48,000 Chenbro Micom Co Ltd 1,527
207,000 Cheng Uei Precision Industry Co Ltd 242
88,000 Chenming Mold Industry Corp 365
486,000 Chicony Electronics Co Ltd 1,811
489,600 (a),(d) China Fiber Optic Network System Group Ltd 1
129,557 China Greatwall Technology Group Co Ltd 267
302,515 China Railway Signal & Communication Corp Ltd 237
237,000 Chroma ATE, Inc 5,862
18,000 Chunghwa Precision Test Tech Co Ltd 1,309
1,631 (a) Cicor Technologies Ltd 260
402,716 (a) Ciena Corp 94,183
3,673,437 Cisco Systems, Inc 282,965
152,000 (a) Citizen Watch Co Ltd 1,237
275,000 Clevo Co 338
78,018 Codan Ltd 1,475
70,685 Cognex Corp 2,543
29,799 (a) Coherent Corp 5,500
1,268,000 Comba Telecom Systems Holdings Ltd 396
5,616 (b) Comet Holding AG. 1,571
864,691 (a) CommScope Holding Co, Inc 15,677
2,673,524 Compal Electronics, Inc 2,583
6,615,000 Compeq Manufacturing Co Ltd 19,537
178,000 Coretronic Corp 486

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
150,659 Corning, Inc $ 13,192
16,941 (a) CosmoAM&T Co Ltd 509
208,000 (a),(b) Cowell e Holdings, Inc 735
26,641 Daeduck Electronics Co Ltd 871
8,723 Daejoo Electronic Materials Co Ltd 384
60,870 (a) Daiwabo Co Ltd 1,200
170,482 DataTec Ltd 814
134,115 Dell Technologies, Inc 16,882
1,916,370 Delta Electronics Thailand PCL 10,459
1,510,673 Delta Electronics, Inc 46,081
125,903 (a) Dexerials Corp 2,120
69,697 Dicker Data Ltd 477
16,540 (a) Diebold Nixdorf, Inc 1,123
185,093 Dynamic Holding Co Ltd 751
102,000 Dynapack International Technology Corp 1,093
536,247 E Ink Holdings, Inc 3,369
18,548 (a) Eizo Nanao Corp 265
317,596 (a) Elecom Co Ltd 3,499
184,000 Elite Material Co Ltd 9,640
78,679 Ennoconn Corp 717
37,580 Eoptolink Technology, Inc Ltd 2,303
1,674,879 Ericsson (LM) (B Shares) 16,300
614,298 (a) Everdisplay Optronics Shanghai Co Ltd 234
21,091 Evertz Technologies Ltd 213
492,460 (a) Evolv Technologies Holdings, Inc 3,526
730,201 (a) Extreme Networks, Inc 12,158
10,822 (a) F5 Networks, Inc 2,762
29,900 (a) Fabrinet 13,613
247,000 (a) FIH Mobile Ltd 618
54,000 First Hi-Tec Enterprise Co Ltd 544
203,000 FLEXium Interconnect, Inc 381
1,913,334 (a) Flextronics International Ltd 115,604
38,000 Fositek Corp 1,966
492,724 Foxconn Industrial Internet Co Ltd 4,366
2,472,000 Foxconn Technology Co Ltd 4,827
1,861,700 FUJIFILM Holdings Corp 39,502
16,400 (a) Furuno Electric Co Ltd 833
171,000 General Interface Solution Holding Ltd 232
63,000 Genius Electronic Optical Co Ltd 899
72,365 Genus Power Infrastructures Ltd 243
313,000 Getac Holdings Corp 1,164
334,000 Gigabyte Technology Co Ltd 2,642
231,392 Global Brands Manufacture Ltd 820
144,422 GoerTek, Inc 593
198,000 Gold Circuit Electronics Ltd 4,325
9,700 (a),(b) Hakuto Co Ltd 242
452,319 Halma plc 21,469
223,200 (a) Hamamatsu Photonics KK 2,374
637,300 Hana Microelectronics PCL (Foreign) 328
194,440 Hannstar Board Corp 570
1,669,000 HannStar Display Corp 413
25,172 (a) Hanwha Industrial Solutions Co Ltd 784
691,220 (a) Harmonic, Inc 6,836
97,100 Hengtong Optic-electric Co Ltd 344
553,164 Hewlett Packard Enterprise Co 13,287
1,242,286 Hexagon AB 14,633
502,000 (a) High Tech Computer Corp 788
7,500 (b) Hioki EE Corp 293
133,000 (a) Hirose Electric Co Ltd 14,718
25,733 (b) HMS Networks AB 1,165
7,735,640 Hon Hai Precision Industry Co, Ltd 56,705
1,272 Honeywell Automation India Ltd 464

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
25,399 Horiba Ltd $ 2,593
178,000 (a) Hosiden Corp 2,828
397,286 HP, Inc 8,852
46,300 Huagong Tech Co Ltd 525
31,500 Huaqin Technology Co Ltd 409
179,600 (a),(b) Ibiden Co Ltd 7,757
169,000 I-Chiun Precision Industry Co Ltd 503
13,022 Inficon Holding AG. 1,611
7,516 (b) Ingram Micro Holding Corp 160
62,224 Innodisk Corp 1,141
4,710,641 InnoLux Display Corp 2,556
60,500 Inspur Electronic Information Industry Co Ltd 577
81,300 Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 172
1,717,172 Inventec Co Ltd 2,342
373,629 (a),(b) IonQ, Inc 16,765
4,792 (a) IPG Photonics Corp 343
41,293 IsuPetasys Co Ltd 3,424
161,000 ITEQ Corp 579
402,800 ITMAX SYSTEM Bhd 473
74,593 Ituran Location and Control Ltd 3,208
46,634 Jabil Inc 10,634
612,542 (a) Japan Aviation Electronics Industry Ltd 9,865
38,473 Jenoptik AG. 874
30,788 (a) Jeol Ltd 990
55,000 Jess-Link Products Co Ltd 242
17,909 (a) JNTC Co Ltd 248
30,000 (a) Kaga Electronics Co Ltd 743
22,545 (a) Kaynes Technology India Ltd 1,007
5,881,700 KCE Electronics PCL 3,388
287,300 (a) Keyence Corp 103,924
32,809 (a) Keysight Technologies, Inc 6,666
35,000 King Slide Works Co Ltd 4,179
855,500 Kingboard Chemical Holdings Ltd 3,231
645,000 Kingboard Laminates Holdings Ltd 1,094
828,000 Kinpo Electronics 590
136,087 Kitron ASA 980
144,763 (a) Knowles Corp 3,102
341,600 (a) Konica Minolta Holdings, Inc 1,486
138,468 Lagercrantz Group AB 3,176
20,837 Landis&Gyr Group AG. 1,340
61,625 Largan Precision Co Ltd 4,877
2,709,275 (c) Legend Holdings Corp 3,103
371 LEM Holding S.A. 137
4,998,399 Lenovo Group Ltd 5,944
197,323 Lens Technology Co Ltd 854
183,525 (a) LG Display Co Ltd 1,508
10,213 LG Innotek Co Ltd 1,921
269,984 Lingyi iTech Guangdong Co 600
1,219,277 Lite-On Technology Corp 6,343
29,727 Littelfuse, Inc 7,519
91,038 Logitech International S.A. 9,242
52,000 Lotes Co Ltd 2,144
19,982 (a) Lotte Energy Materials Corp 423
212,212 (a),(b) Lumentum Holdings, Inc 78,219
1,449,956 LuxNet Corp 15,006
273,224 Luxshare Precision Industry Co Ltd 2,222
102,621 (a) Macnica Holdings, Inc 1,573
6,500 (a) Maruwa Co Ltd 1,766
31,100 (a) Maxell Holdings Ltd 477
19,842 Maxscend Microelectronics Co Ltd 231
43,191 (a) MCJ Co Ltd 445
15,100 (a) Meiko Electronics Co 1,033

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
75,441 (a) Methode Electronics, Inc $ 501
198,000 (a),(b),(d) MH Development Ltd   0^
506,000 Micro-Star International Co Ltd 1,543
761,322 (a) Mirion Technologies, Inc 17,830
700,700 Mitac Holdings Corp 1,918
464,463 Motorola Solutions, Inc 178,038
915,000 (a) Murata Manufacturing Co Ltd 18,911
121,836 (b) Mycronic AB 2,927
169,000 Nan Ya Printed Circuit Board Corp 1,295
816,000 Nationgate Holdings Bhd 178
9,621 (a) Nayax Ltd 486
124,384 NCAB Group AB 646
16,405 (b) Neopost S.A. 278
84,030 NetApp, Inc 8,999
14,959 Netweb Technologies India Ltd 517
54,347 Next Vision Stabilized Systems Ltd 3,582
32,450 (a) Nichicon Corp 340
50,576 Nippon Electric Glass Co Ltd 1,988
259,390 (a) nLight, Inc 9,730
20,372 (a) Nohmi Bosai Ltd 501
1 (a) Nokia Corp (ADR)   0^
3,170,729 Nokia Oyj 20,442
20,082 NORBIT ASA 372
104,400 (a) OFILM Group Co Ltd 159
767,936 (a) Oki Electric Industry Co Ltd 9,769
134,200 (a) Omron Corp 3,395
10,090 (a) OSI Systems, Inc 2,574
77,000 (a) Ouster, Inc 1,666
45,846 Oxford Instruments plc 1,257
317,000 Pan-International Industrial 500
3,586 (a) Park Systems Corp 521
623,000 PAX Global Technology Ltd 405
10,840 PC Connection, Inc 626
1,221,915 Pegatron Corp 2,666
128,769 PG Electroplast Ltd 824
174,239 (a) Plexus Corp 25,613
33,000 Posiflex Technology, Inc 185
2,175,514 (a),(b) Powerfleet, Inc 11,574
345,000 Primax Electronics Ltd 841
2 Promate Electronic Co Ltd   0^
130,812 (a) Pure Storage, Inc 8,766
363,000 Q Technology Group Co Ltd 392
1,666,390 Quanta Computer, Inc 14,392
151,000 Quanta Storage, Inc 513
127,070 (a),(b) Quantum Computing, Inc 1,304
19,532 Ralliant Corp 994
57,073 (a) Raspberry PI Holdings plc 231
436,885 Redington Ltd 1,325
30,117 Renishaw plc 1,425
386,800 (a) Ricoh Co Ltd 3,403
88,400 Rigaku Holdings Corp 692
26,352 (a) Riken Keiki Co Ltd 539
29,796 (a) Riso Kagaku Corp 238
196,600 (a),(b) RoboSense Technology Co Ltd 927
7,436 (a) Robotis Co Ltd 1,347
20,559 (a) Ryoyo Ryosan Holdings, Inc 407
34,614 (a) Samsung Electro-Mechanics Co Ltd 6,126
9,844,138 Samsung Electronics Co Ltd 825,085
501,906 Samsung Electronics Co Ltd (Preference) 31,154
201,383 (a) Samsung SDI Co Ltd 37,657
73,384 (a) SanDisk Corp 17,420
153,995 (a) Sanmina Corp 23,110

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
40,000 Scientech Corp $ 423
257,633 Seagate Technology Holdings plc 70,950
225,700 (a) Seiko Epson Corp 2,861
7,145 (a),(b),(c) Sensirion Holding AG. 549
20,027 (a) Seojin System Co Ltd 352
223,000 Sercomm Corp 565
6,313 (b) Sesa S.p.A 660
6,000 SES-imagotag S.A. 1,433
10,970 Shanghai Friendess Electronic Technology Corp Ltd 213
13,327 Sharetronic Data Technology Co Ltd 321
27,115 Shengyi Electronics Co Ltd 370
94,484 Shengyi Technology Co Ltd 962
26,849 Shennan Circuits Co Ltd 891
54,200 Shenzhen Everwin Precision Technology Co Ltd 361
43,200 Shenzhen Kinwong Electronic Co Ltd 451
13,400 (a) Shenzhen Longsys Electronics Co Ltd 468
38,775 Shenzhen Transsion Holdings Co Ltd 367
125,000 Simplo Technology Co Ltd 1,426
180,000 Sinbon Electronics Co Ltd 1,101
56,057 (a) Softwareone Holding AG. 642
73,649 (b) Softwareone Holding AG. 837
73,000 Solomon Technology Corp 290
23,743 (a) SOLUM Co Ltd 273
7,522,805 Sterlite Technologies Ltd 8,633
9,500 Sun Corp 546
444,149 Sunny Optical Technology Group Co Ltd 3,751
216,264 (a) Super Micro Computer, Inc 6,330
423,277 Supreme Electronics Co Ltd 1,005
70,841 Suzhou Dongshan Precision Manufacturing Co Ltd 859
27,804 Suzhou TFC Optical Communication Co Ltd 803
886,000 Synnex Technology International Corp 1,633
61,224 Syrma SGS Technology Ltd 500
193,000 Taiwan Surface Mounting Technology Corp 585
180,000 Taiwan Union Technology Corp 2,831
93,140 (a) Taiyo Yuden Co Ltd 2,104
789,429 TCL Technology Group Corp 513
367,557 TD SYNNEX Corp 55,218
3,563,900 (a) TDK Corp 50,421
312,743 TE Connectivity plc 71,152
57,332 (c) Tejas Networks Ltd 287
119,000 Test Research, Inc 724
50,000 Thinking Electronic Industrial Co Ltd 277
72,879 (a) Tobii Dynavox AB 805
15,900 (a) Tokyo Electron Device Ltd 345
2,542,640 Tong Hsing Electronic Industries Ltd 10,761
15,685 (a) Toshiba TEC Corp 275
167,000 Transcend Information, Inc 1,040
44,517 (a) Trimble Inc 3,488
1,802,000 Tripod Technology Corp 18,185
174,944 (a) TTM Technologies, Inc 12,071
225,000 TXC Corp 575
1,758 Ubiquiti, Inc 973
817,011 Unimicron Technology Corp 5,705
120,891 Unisplendour Corp Ltd 426
525,412 Unitech Printed Circuit Board Corp 454
45,000 Universal Microwave Technology, Inc 972
1,627,500 Venture Corp Ltd 19,147
1,059,037 (a) Viasat, Inc 36,494
32,300 Victory Giant Technology Huizhou Co Ltd 1,320
993,748 Vishay Intertechnology, Inc 14,399
176,900 Vontier Corp 6,577
2,543,184 (a) VS Industry Bhd 303

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
515,042 VSTECS Holdings Ltd $ 517
114,685 Vtech Holdings Ltd 905
385,000 (a) Wacom Co Ltd 1,996
144,000 Wah Lee Industrial Corp 492
224,000 Walsin Technology Corp 831
402,000 Wasion Holdings Ltd 888
922,600 Western Digital Corp 158,936
42,684 Wingtech Technology Co Ltd 228
190,500 (a),(d) Wintek Corp   0^
1,867,000 Wistron Corp 8,922
1,020,524 Wistron NeWeb Corp 3,212
69,049 Wiwynn Corp 9,837
1,132,000 WPG Holdings Ltd 2,094
503,252 WT Microelectronics Co Ltd 2,193
187,508 Wuhan Guide Infrared Co Ltd 394
72,732 WUS Printed Circuit Kunshan Co Ltd 757
13,835,800 (a),(c) Xiaomi Corp 69,827
15,750 (a),(d) Ya Hsin Industrial Co Ltd   0^
1,022,600 Yageo Corp 7,496
42,765 Yealink Network Technology Corp Ltd 218
21,410 (a) Zebra Technologies Corp (Class A) 5,199
136,818 Zhejiang Dahua Technology Co Ltd 371
35,452 Zhejiang Supcon Technology Co Ltd 250
440,558 Zhen Ding Technology Holding Ltd 1,985
41,792 Zhongji Innolight Co Ltd 3,631
155,603 ZTE Corp 843
473,399 (b) ZTE Corp (Class H) 1,654
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,972,867
TELECOMMUNICATION SERVICES - 0.9%
726,871 Advanced Info Service PCL 7,198
11,173,384 America Movil SAB de C.V. 11,560
30,420 (a) Anterix, Inc 664
115,539 (a),(b) AST SpaceMobile, Inc 8,392
5,326,433 AT&T, Inc 132,309
19,850 ATN International, Inc 453
202,917 Aussie Broadband Ltd 681
1,739,806 Axiata Group Bhd 1,080
28,690 (a) Bandwidth, Inc 443
50,991 BCE, Inc 1,216
3,763,205 Bezeq Israeli Telecommunication Corp Ltd 8,401
5,016,688 Bharti Airtel Ltd 117,749
393,391 (a) Blue Label Telecoms Ltd 250
3,573,705 BT Group plc 8,854
88,582 Cellcom Israel Ltd 1,043
300,364 (c) Cellnex Telecom S.A. 9,672
23,300 Chief Telecom, Inc 278
2,749,491 (c) China Tower Corp Ltd 4,087
1,223,900 China United Network Communications Ltd 896
8,213,653 Chunghwa Telecom Co Ltd 34,140
1,348,641 Citic Telecom International Holdings Ltd 428
4,262,300 Dayamitra Telekomunikasi PT 179
2,744,510 (a) Deutsche Telekom AG. 89,337
2,136,044 Digi.Com BHD 1,679
28,868 Drillisch AG. 836
72,084 (b) Elisa Oyj (Series A) 3,194
3,551,698 Emirates Telecommunications Group Co PJSC 17,735
105,726 Empresa Nacional de Telecomunicaciones S.A. 552
10,998 Etihad Atheeb Telecommunication Co 265
234,241 Etihad Etisalat Co 4,116
1,096,282 Far EasTone Telecommunications Co Ltd 3,078
89,974 Freenet AG. 3,099
102,611 (a) Frontier Communications Parent, Inc 3,906

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
67,906 Gamma Communications plc $ 846
186,824 (a),(d) GCI Liberty, Inc 2
13,018 (a) GCI Liberty, Inc 484
565,130 (a) Gogo, Inc 2,633
566,618 (a) Helios Towers plc 1,251
100,997 Hellenic Telecommunications Organization S.A. 2,001
591,272 HFCL Ltd 446
208,000 HKBN Ltd 164
2,720,000 HKT Trust & HKT Ltd 4,028
824,404 (a) Indus Towers Ltd 3,845
164,962 (c) Infrastrutture Wireless Italiane S.p.A 1,527
83,348 (a) Internet Initiative Japan, Inc 1,474
114,247 Iridium Communications, Inc 1,986
405,600 KDDI Corp 7,020
15,476,007 Koninklijke KPN NV 72,315
2,998,381 Kuwait Telecommunications Co 6,721
222,725 (a),(b),(d) Let's GOWEX S.A. 3
123,687 LG Telecom Ltd 1,264
58,986 (a) Liberty Global Ltd 651
374,191 (a) Liberty Global Ltd 4,168
76,780 (a) Liberty Latin America Ltd (Class A) 567
98,490 (a) Liberty Latin America Ltd (Class C) 735
625,838 (a) Lumen Technologies, Inc 4,863
248,118 Magyar Telekom 1,359
1,475,083 Maxis Bhd 1,377
120,560 (a) Millicom International Cellular S.A. 6,684
1,194,274 Mobile Telecommunications Co KSCP 2,014
286,591 Mobile Telecommunications Co Saudi Arabia 797
1,057,224 MTN Group Ltd 10,823
2,151,966 NetLink NBN Trust 1,615
3,989,000 Nippon Telegraph & Telephone Corp 4,027
135,048 NOS SGPS S.A. 637
30,600 (a) Okinawa Cellular Telephone Co 553
597,729 Ooredoo QPSC 2,137
1,972,351 Orange S. A. 32,912
109,339 Partner Communications 1,321
3,775,000 PCCW Ltd 2,621
45,599 PLDT, Inc 977
890,210 Proximus plc 7,393
110,837 Quebecor, Inc 4,175
73,794 (c) RAI Way S.p.A 484
72,696 Railtel Corp of India Ltd 301
255,437 Rogers Communications, Inc (Class B) 9,642
14,598,300 Sarana Menara Nusantara Tbk PT 512
1,228,054 Saudi Telecom Co 14,063
5,336,200 Singapore Telecommunications Ltd 18,879
87,977 (a),(d) Sistema PJSFC (GDR) (London) 1
63,485 SK Telecom Co Ltd 2,357
993,641 SmarTone Telecommunications Holding Ltd 600
13,919,300 (a) SoftBank Corp 19,111
1,437,192 Softbank Group Corp 40,318
1,054,211 (a) Space42 plc 451
411,614 (b) StarHub Ltd 359
50,291 Sunrise Communications AG. 2,685
366,852 (a) Superloop Ltd 634
16,474 Swisscom AG. 11,966
1,088,506 Taiwan Mobile Co Ltd 3,756
76,884 Tata Communications Ltd 1,561
325,575 (a) Tata Teleservices Maharashtra Ltd 179
327,633 Tele2 AB (B Shares) 5,490
1,449,676 Telecom Corp of New Zealand Ltd 1,903
366,732 Telecom Egypt 506

SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
6,843,789 (a) Telecom Italia S.p.A. $ 4,111
511,920 Telefonica Brasil S.A. 3,065
1,033,065 (b) Telefonica S.A. 4,241
731,609 Telekom Malaysia BHD 1,450
514,587 Telekomunikacja Polska S.A. 1,458
444,539 Telenor ASA 6,466
1,409,511 (a) TeliaSonera AB 6,024
30,504,501 Telkom Indonesia Persero Tbk PT 6,383
2,075,699 Telkom S.A. Ltd 7,397
2,852,526 Telstra Corp Ltd 9,255
356,056 TELUS Corp 4,693
536,500 TIM S.A. 2,082
782,100 TIME dotCom Bhd 1,077
866,288 T-Mobile US, Inc 175,891
6,469,253 True Corp PCL 2,236
201,758 (a) Tuas Ltd 950
761,836 Turkcell Iletisim Hizmet AS 1,650
58,701 United Internet AG. 1,895
50,100 (a) Usen-Next Holdings Co Ltd 640
3,290,266 Verizon Communications, Inc 134,012
379,964 Vodacom Group Ltd 3,242
11,467,266 Vodafone Group plc 15,286
17,500,043 (a) Vodafone Idea Ltd 2,098
1,304,694 Vodafone Qatar QSC 873
4,107,900 XL Axiata Tbk PT 924
TOTAL TELECOMMUNICATION SERVICES 1,211,343
TRANSPORTATION - 1.5%
339,912 Adani Ports & Special Economic Zone Ltd 5,564
34,088 Aegean Airlines S.A. 571
457,194 (c) Aena SME S.A. 12,774
20,088 (b) Aeroports de Paris 2,621
7,717,369 Agility Global PLC 2,564
1,288,031 Agility Public Warehousing Co KSC 590
1,755,166 Air Arabia PJSC 2,224
115,772 (a) Air Canada 1,627
440,429 (a) Air China Ltd 591
89,871 (a),(b) Air France-KLM 1,215
1,414,105 Air New Zealand Ltd 472
2,714,388 Airports of Thailand PCL 4,566
48,304 (a) Alaska Air Group, Inc 2,430
541,104 (a) American Airlines Group, Inc 8,295
512,000 ANE Cayman, Inc 779
322,000 Anhui Expressway Co Ltd 541
1,747 AP Moller - Maersk AS (Class A) 4,007
2,486 AP Moller - Maersk AS (Class B) 5,704
221,332 ArcBest Corp 16,421
42,815 (a) Asiana Airlines, Inc 234
41,537 Athens International Airport S.A. 524
820,512 Atlas Arteria Ltd 2,669
1,217,057 Auckland International Airport Ltd 5,837
1,324,920 Aurizon Holdings Ltd 3,224
7,275 (a),(b) Avis Budget Group, Inc 934
47,850 (a) AZ-COM MARUWA Holdings, Inc 301
641,900 Bangkok Airways PCL 301
3,504,062 Bangkok Expressway & Metro PCL 594
1,502,000 (a) Beijing Capital International Airport Co Ltd 533
1,782,300 Beijing-Shanghai High Speed Railway Co Ltd 1,314
4,426 Blue Dart Express Ltd 272
6,649,800 BTS Group Holdings PCL 480
655,520 Canadian National Railway Co 64,833
634,441 Canadian Pacific Railway Ltd 46,709
4,985 Cargojet, Inc 305

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
96,415 CH Robinson Worldwide, Inc $ 15,500
1,648,000 China Airlines 1,058
663,900 (a) China Eastern Airlines Corp Ltd 570
219,000 China Merchants Expressway Network & Technology Holdings Co Ltd 316
816,667 China Merchants Holdings International Co Ltd 1,590
410,859 (a) China Southern Airlines Co Ltd (Class A) 471
45,724 Cia de Distribucion Integral Logista Holdings S.A. 1,617
10,499,173 Cia Sud Americana de Vapores S.A. 545
5,974 CJ Logistics Corp 392
22,146 Clarkson plc 1,136
1,615,700 ComfortDelgro Corp Ltd 1,858
150,124 Container Corp Of India Ltd 877
718,700 (a),(b) Controladora Vuela Cia de Aviacion SAB de C.V. 638
1,000,000 (b) COSCO Pacific Ltd 720
438,015 COSCO SHIPPING Holdings Co Ltd - A 951
1,627,809 (b) COSCO SHIPPING Holdings Co Ltd - H 2,874
424,000 COSCO SHIPPING International Hong Kong Co Ltd 337
97,560 (a) Costamare Bulkers Holdings Ltd 1,503
564,424 CSX Corp 20,460
59,829 CTT-Correios de Portugal S.A. 522
15,564 D/S Norden 615
678,500 Daqin Railway Co Ltd 501
378,232 (a) Delhivery Ltd 1,701
1,285,437 Delta Air Lines, Inc 89,209
360,911 Deutsche Lufthansa AG. 3,546
1,625,826 Deutsche Post AG. 88,649
24,735 Dfds A.S. 370
9,324,388 (a) DiDi Global, Inc (ADR) 49,233
625,396 DSV AS 157,510
539,786 Dubai Taxi Co PJSC 378
3,130,100 (a) East Japan Railway Co 82,500
224,952 (a) easyJet plc 1,543
195,400 EcoRodovias Infraestrutura e Logistica S.A. 377
233,014 (a) El Al Israel Airlines 1,196
184,392 (c) Enav S.p.A 1,019
1,547,000 Eva Airways Corp 1,799
184,500 Evergreen International Storage & Transport Corp 339
657,013 Evergreen Marine Corp Taiwan Ltd 3,963
18,157 Exchange Income Corp 1,084
470,177 FedEx Corp 135,815
10,439 Ferrari Group plc 112
68,648 (b) Finnair Oyj 252
439,726 Firstgroup plc 1,130
15,055 Flughafen Zuerich AG. 4,766
34,464 (a) flynas Co SJSC 598
27,789 (a) Fraport AG. Frankfurt Airport Services Worldwide 2,272
11,560 (a) Fukuyama Transporting Co Ltd 326
183,616 Getlink S.E. 3,389
1,709,724 (a) GMR Infrastructure Ltd 1,988
1,703,021 (a) Grab Holdings Ltd 8,498
519,213 Grindrod Ltd 533
177,700 Grupo Aeroportuario del Centro Norte Sab de C.V. 2,403
238,279 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 6,260
112,293 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 3,612
708,000 Guangshen Railway Co Ltd 197
248,552 Gujarat Pipavav Port Ltd 503
297,189 (a) Gulf Navigation Holding PJSC 206
128,700 (a) GXO Logistics, Inc 6,775
1,528,300 (a) Hainan Airlines Holding Co Ltd 396
84,000 (a),(b) Hainan Meilan International Airport Co Ltd 115
42,200 (a) Hamakyorex Co Ltd 478
145,000 (a),(b),(c) Hangzhou SF Intra-City Industrial Co Ltd 205

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
273,500 (a) Hidrovias do Brasil S.A. $ 183
142,163 HMM Co Ltd 2,022
72,997 Hoegh Autoliners ASA 707
34,305 Hub Group, Inc (Class A) 1,462
8,185,251 Hutchison Port Holdings Trust 1,801
23,180 Hyundai Glovis Co Ltd 2,910
2,465 (a) ID Logistics Group 1,188
53,638 (a),(b) Iino Kaiun Kaisha Ltd 486
117,889 (c) InterGlobe Aviation Ltd 6,650
707,930 International Consolidated Airlines Group S.A. 3,931
621,785 International Container Term Services, Inc 5,967
1,461,600 (a) J&T Global Express Ltd 1,967
2,145,200 Japan Airlines Co Ltd 39,784
48,700 (a) Japan Airport Terminal Co Ltd 1,366
1,481,000 Jasa Marga Persero Tbk PT 302
65,532 Jazeera Airways Co KSCP 346
16,530 JB Hunt Transport Services, Inc 3,212
1,268,800 (a),(c) JD Logistics, Inc 1,867
78,890 (a) JET2 plc 1,488
865,770 (a) JetBlue Airways Corp 3,939
778,915 Jiangsu Express 1,000
585,958 (a),(b) Joby Aviation, Inc 7,735
60,000 (a) Kamigumi Co Ltd 1,940
155,800 (a) Keihin Electric Express Railway Co Ltd 1,525
72,800 (a) Keio Corp 1,883
290,900 (a) Keisei Electric Railway Co Ltd 2,388
152,765 Kelsian Group Ltd 432
260,509 Kerry Logistics Network Ltd 238
137,000 Kerry TJ Logistics Co Ltd 144
135,900 (a) Kintetsu Corp 2,662
23,473 (a) Kirby Corp 2,586
343,996 Knight-Swift Transportation Holdings, Inc 17,984
21,568 (a) Konoike Transport Co Ltd 453
109,092 (a) Korean Air Lines Co Ltd 1,705
28,927 (b) Kuehne & Nagel International AG. 6,204
107,100 (a) Kyushu Railway Co 2,786
193,791,644 Lan Airlines S.A. 5,246
146,933 (a) Landstar System, Inc 21,114
182,780 LDR Turizm AS. 298
6,875,942 Localiza Rent A Car 54,420
264,459 (a) Localiza Rent a Car S.A. 2,003
10,445 Lotte Rental Co Ltd 228
11,557 (a) Lumi Rental Co 154
388,660 (a) Lyft, Inc (Class A) 7,528
554,560 Marten Transport Ltd 6,311
8,830 (a) Maruzen Showa Unyu Co Ltd 463
826,340 MISC Bhd 1,588
186,940 (a) Mitsubishi Logistics Corp 1,428
44,742 (a) Mitsui-Soko Co Ltd 1,064
620,572 Motiva Infraestrutura de Mobilidade S.A. 1,702
295,387 MPC Container Ships ASA 515
1,117,000 (b) MTR Corp 4,278
52,512 (b) Mullen Group Ltd 602
140,100 (a) Nagoya Railroad Co Ltd 1,505
72,127 (a) Nankai Electric Railway Co Ltd 1,369
162,200 Nippon Express Holdings, Inc 3,472
69,898 (a),(b) Nippon Konpo Unyu Soko Co Ltd 1,522
40,000 (a) Nishi-Nippon Railroad Co Ltd 713
8,796,598 Norwegian Air Shuttle AS 15,163
7,461 (a) NTG Nordic Transport Group A.S. 222
234,800 (a) Odakyu Electric Railway Co Ltd 2,558
15,016 Odfjell SE 189

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
22,346 Oesterreichische Post AG. $ 815
111,770 Old Dominion Freight Line 17,526
84,000 (b) Orient Overseas International Ltd 1,354
3,794,290 Pacific Basin Shipping Ltd 1,138
205,821 (a) Pan Ocean Co Ltd 549
59,580 (b) Pangaea Logistics Solutions Ltd 410
242,959 (a) Pasifik Eurasia Lojistik Dis Ticaret AS. 767
186,569 (a) Pegasus Hava Tasimaciligi AS. 832
4,223 Piraeus Port Authority 202
113,872 Promotora y Operadora de Infraestructura SAB de C.V. 1,691
532,401 Qantas Airways Ltd 3,678
726,965 Qatar Navigation QSC 2,153
1,260,510 Qube Holdings Ltd 3,999
201,123 Redde Northgate plc 1,040
442,100 Regional Container Lines PCL 382
1,047,176 (a) Reysas Tasimacilik ve Lojistik Ticaret AS. 355
797,446 Rumo S.A. 2,144
505,361 (a) Ryanair Holdings plc 17,424
21,021 Ryder System, Inc 4,023
47,880 Safe Bulkers, Inc 231
61,597 (a) Sagami Railway Co Ltd 1,108
14,850 (a) Saia, Inc 4,849
96 (a),(d) SAir Group   0^
12,040 (a) Sakai Moving Service Co Ltd 220
21,592 SAL Saudi Logistics Services 923
3,565,732 Salik Co PJSC 6,165
33,450 (a) Sankyu, Inc 1,808
72,593 Saudi Ground Services Co 703
33,129 Saudi Industrial Services Co 275
11,204 (b) SBS Holdings, Inc 270
72,900 (a) Seibu Holdings, Inc 2,003
65,506 (a) Seino Holdings Corp 985
94,796 (a) Senko Co Ltd 1,182
180,239 SF Holding Co Ltd 988
21,896 Shanghai International Airport Co Ltd 103
1,133,000 Shenzhen International Holdings Ltd 1,259
9,327 Shenzhen Investment Holdings Bay Area Development Co Ltd 2
6,900 (a) Shinwa Kaiun Kaisha Ltd 269
99,784 Shipping Corp of India Ltd 257
176,600 SIA Engineering Co Ltd 494
558,000 Sichuan Expressway Co Ltd 375
279,400 SIMPAR S.A. 264
227,000 Sincere Navigation Corp 188
1,124,150 (b) Singapore Airlines Ltd 5,581
675,724 Singapore Airport Terminal Services Ltd 2,000
1,169,419 (b) Singapore Post Ltd 368
969,000 (a) SITC International Holdings Co Ltd 3,467
10,578 Sixt AG. 874
12,426 Sixt AG. (Preference) 770
43,687 (a) Skywest, Inc 4,387
193,917 Southwest Airlines Co 8,015
33,200 Spring Airlines Co Ltd 283
891,000 (a) Starlux Airlines Co Ltd 669
18,228 Stolt-Nielsen Ltd 588
31,183 (a) Sumitomo Warehouse Co Ltd 707
1,140,501 Taiwan High Speed Rail Corp 1,016
142,131 (a) TAV Havalimanlari Holding AS 986
55,044 (b) TFI International, Inc 5,689
25,498 Theeb Rent A Car Co 256
108,000 Tigerair Taiwan Co Ltd 222
250,535 (b) TNT NV 312
135,100 (a) Tobu Railway Co Ltd 2,276

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
5,648,600 (a),(d) Trada Alam Minera Tbk PT $0^
875,700 Transcoal Pacific Tbk PT 478
26,549 Transport Corp of India Ltd 319
2,236,105 Transurban Group 21,162
335,718 Turk Hava Yollari AO 2,097
2,094,902 (a) Uber Technologies, Inc 171,174
341,000 U-Ming Marine Transport Corp 654
1,679,145 Union Pacific Corp 388,420
274,547 (a) United Airlines Holdings, Inc 30,700
32,124 United International Transportation Co 534
257,114 United Parcel Service, Inc (Class B) 25,503
345,600 Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 202
205,467 (a) Virgin Australia Holdings Ltd 480
67,336 (a),(d) Virgin Australia Holdings Pty Ltd   0^
61,834 VRL Logistics Ltd 185
262,746 Wallenius Wilhelmsen ASA 2,616
414,350 Wan Hai Lines Ltd 1,036
25,502 (b) Westshore Terminals Investment Corp 484
7,853 Wilh Wilhelmsen ASA 460
321,000 Wisdom Marine Lines Co Ltd 692
28,885 (a) XPO, Inc 3,926
189,200 (a) Yamato Transport Co Ltd 2,664
1,072,000 Yang Ming Marine Transport 1,896
1,754,300 (a) Yangzijiang Maritime Development Ltd 846
111,559 YTO Express Group Co Ltd 262
640,000 Yuexiu Transport Infrastructure Ltd 389
1,054,415 Zhejiang Expressway Co Ltd 971
90,239 (b) ZIM Integrated Shipping Services Ltd 1,916
259,700 ZTO Express Cayman, Inc 5,417
TOTAL TRANSPORTATION 1,981,166
UTILITIES - 2.6%
1,181,699 A2A S.p.A. 3,198
14,988 Acciona S.A. 3,262
38,041 ACEA S.p.A. 986
9,224,000 ACEN Corp 426
99,598 Acme Solar Holdings Ltd 263
124,253 (a) ACWA Power Co 6,019
1,800,523 (a) Adani Power Ltd 2,862
297,600 AES Corp 4,268
852,270 AGL Energy Ltd 5,281
2,182,532 Aguas Andinas S.A. 894
520,552 (a) Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 273
169,365 Aksa Enerji Uretim AS 286
549,708 (b) Algonquin Power & Utilities Corp 3,380
14,395 (a) AlKhorayef Water & Power Technologies Co 516
2,889,189 Alliant Energy Corp 187,826
208,452 AltaGas Ltd 6,356
129,133 Alupar Investimento S.A. 749
832,525 Ameren Corp 83,136
1,866,728 American Electric Power Co, Inc 215,252
946,886 APA Group 5,658
27,719 Ascopiave S.p.A. 107
55,878 Atco Ltd 2,295
37,711 Athens Water Supply & Sewage Co S.A. 348
337,903 Auren Energia S.A. 732
32,948 Aygaz AS 153
483,900 B Grimm Power PCL 216
4,959,300 (a) Barito Renewables Energy Tbk PT 2,883
982,000 BCPG PCL 210
328,179 Beijing Enterprises Holdings Ltd 1,343
2,632,000 Beijing Enterprises Water Group Ltd 832
1,328,000 Beijing Jingneng Clean Energy Co Ltd 388

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
12,891 BKW AG. $ 2,734
576,970 Black Hills Corp 40,053
63,333 (b) Boralex, Inc 1,169
84,204 Brookfield Infrastructure Corp 3,823
96,434 Brookfield Renewable Corp 3,699
136,080 (a) Cadiz, Inc 763
46,700 California Water Service Group 2,024
94,628 Canadian Utilities Ltd 2,946
118,643 (b) Capital Power Corp 5,061
747,851 Centrais Eletricas Brasileiras S.A. 6,901
235,500 (a) Centrais Eletricas Brasileiras S.A. 2,111
148,139 Centrais Eletricas Brasileiras S.A. 1,417
488,054 CESC Ltd 911
82,185 CEZ AS 5,172
910,000 CGN New Energy Holdings Co Ltd 291
6,688,000 (c) CGN Power Co Ltd 2,516
733,100 CGN Power Co Ltd 394
5,500 Chesapeake Utilities Corp 686
2,044,000 China Datang Corp Renewable Power Co Ltd 542
1,738,765 (a) China Gas Holdings Ltd 1,716
1,655,044 China Longyuan Power Group Corp Ltd 1,413
782,200 China National Nuclear Power Co Ltd 968
2,486,847 (b) China Power International Development Ltd 1,033
597,012 China Resources Gas Group Ltd 1,738
1,296,373 China Resources Power Holdings Co 2,886
1,080,900 China Three Gorges Renewables Group Co Ltd 633
580,000 (a),(b) China Water Affairs Group Ltd 388
906,101 China Yangtze Power Co Ltd 3,526
488,900 (a) Chubu Electric Power Co, Inc 7,532
246,400 (a),(b) Chugoku Electric Power Co, Inc 1,568
304,261 Cia de Saneamento Basico do Estado de Sao Paulo 7,324
146,400 Cia de Saneamento de Minas Gerais Copasa MG 1,171
278,100 (a) Cia de Saneamento do Parana 396
107,000 (a) Cia de Saneamento do Parana 782
1,037,321 Cia Energetica de Minas Gerais 2,101
682,200 (a) Cia Paranaense de Energia 1,627
452,000 CK Infrastructure Holdings Ltd 3,349
103,072 Clearway Energy, Inc (Class A) 3,239
1,178,948 CLP Holdings Ltd 10,546
2,424,000 Cnpc Hong Kong Ltd 2,317
6,139,234 Colbun S.A. 982
81,407 Consolidated Edison, Inc 8,085
273,719 Constellation Energy Corp 96,697
606,450 Contact Energy Ltd 3,226
140,200 CPFL Energia S.A. 1,363
509,900 Datang International Power Generation Co Ltd 255
70,812 (a) Doral Group Renewable Energy Resources Ltd 815
268,149 Drax Group plc 3,025
3,839,870 Dubai Electricity & Water Authority PJSC 2,893
2,366,763 Duke Energy Corp 277,408
5,390,664 E.ON AG. 102,072
74,587 (a) Edison International 4,477
590,500 (a) Electric Power Development Co 11,941
107,200 Electricity Generating PCL 388
209,381 Emera, Inc 10,318
1,557,755 Emirates Central Cooling Systems Corp 653
177,337 Enagas 2,741
201,878 Enea S.A. 1,091
17,079,682 (a) Enel Chile S.A. 1,403
5,072,965 Enel S.p.A. 52,745
111,764 Energias de Portugal S.A. 515
181,745 Energisa S.A. 1,562

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
224,948 Energix-Renewable Energies Ltd $ 1,139
2,950,400 Energy Absolute PCL 252
208,314 (c) Enerjisa Enerji AS. 438
12,454,797 (a) Enersis S.A. 1,182
2,288,287 Enerya Enerji AS. 511
593,300 (a) Eneva S.A. 2,182
178,767 Engie Brasil Energia S.A. 1,023
347,261 Engie Energia Chile S.A. 518
763,756 Engie S.A. 20,063
97,252 (a) Enlight Renewable Energy Ltd 4,421
496,535 ENN Energy Holdings Ltd 4,417
66,800 ENN Natural Gas Co Ltd 198
128,000 (a),(d) Epure International Ltd 1
728,083 Equatorial Energia S.A. 5,110
42,456 ERG S.p.A. 1,092
1,297,408 Evergy, Inc 94,049
1,865,450 Eversource Energy 125,601
27,691 EVN AG. 880
352,338 (a),(b) Fortis, Inc 18,318
1,452,401 GAIL India Ltd 2,786
173,700 Gas Malaysia Bhd 187
664,300 GD Power Development Co Ltd 479
428,300 Global Power Synergy PCL 488
10,195 (a) Grenergy Renovables S.A. 1,028
1,831,210 Guangdong Investments Ltd 1,598
108,586 Gujarat Gas Ltd 499
229,921 Gujarat State Petronet Ltd 783
2,801,007 (a) Gulf Development PCL 3,697
545,990 (a) Hallador Energy Co 10,396
51,159 HD Renewable Energy Co Ltd 161
618,368 Hera S.p.A. 2,916
137,393 (a) Hokkaido Electric Power Co, Inc 921
115,077 (a) Hokuriku Electric Power Co 719
97,757 Holding CO ADMIE IPTO S.A. 349
8,039,247 Hong Kong & China Gas Ltd 7,247
994,500 Hong Kong Electric Holdings Ltd 7,047
384,619 Huadian Power International Corp Ltd (Class A) 273
319,866 Huaneng Power International, Inc - A 342
2,660,751 Huaneng Power International, Inc - H 1,961
230,255 Hydro One Ltd 9,166
8,349,792 Iberdrola S.A. 180,801
41,599 Idacorp, Inc 5,265
491,003 Indraprastha Gas Ltd 1,064
1,027,900 (a),(d) Inter Far East Energy Corp   0^
273,237 Interconexion Electrica S.A. ESP 1,784
1,046,692 Inversiones Aguas Metropolitanas S.A. 1,190
441,720 Iride S.p.A. 1,323
465,925 Italgas S.p.A 5,197
41,000 J&V Energy Technology Co Ltd 119
2,578,576 (a) Jaiprakash Power Ventures Ltd 494
274,459 JSW Energy Ltd 1,475
10,800 K&O Energy Group, Inc 263
1,139,176 (a) Kansai Electric Power Co, Inc 17,890
13,964 Kenon Holdings Ltd 920
157,550 (a) Korea Electric Power Corp 5,171
19,659 (a) Korea Gas Corp 536
68,639 (c) KPI Green Energy Ltd 384
320,700 (a) Kyushu Electric Power Co, Inc 3,441
43,248 Mahanagar Gas Ltd 547
1,794,700 Malakoff Corp Bhd 358
173,882 Manila Electric Co 1,696
788,500 Manila Water Co, Inc 540

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
434,352 Margun Enerji Uretim Sanayi VE Ticaret AS. $ 386
462,100 Mega First Corp BHD 384
749,284 Mercury NZ Ltd 2,791
947,164 Meridian Energy Ltd 3,059
233,276 (a) Meshek Energy Renewable Energies Ltd 608
28,730 MGE Energy, Inc 2,253
31,363 Miahona 150
271,720 National Central Cooling Co PJSC 233
30,335 (a) National Gas & Industrialization Co 767
12,521,514 National Grid plc 192,061
6,143,815 NextEra Energy, Inc 493,225
1,862,849 NHPC Ltd 1,643
75,287 (a) Nippon Gas Co Ltd 1,428
247,738 NLC India Ltd 690
195,332 Northland Power Income Fund 2,540
122,845 NorthWestern Corp 7,928
184,797 NRG Energy, Inc 29,427
2,728,113 NTPC Ltd 10,014
163,500 OGE Energy Corp 6,981
35,940 (a) Oklo, Inc 2,579
261,209 ONE Gas, Inc 20,178
118,081 (a) OPC Energy Ltd 2,764
1,482,091 Origin Energy Ltd 11,318
50,937 Ormat Technologies, Inc 5,627
326,617 Orsted AS 6,235
16,766 (a) OY Nofar Energy Ltd 590
344,186 Pennon Group plc 2,439
480,878 Petronas Gas BHD 2,150
1,012,789 PG&E Corp 16,276
565,263 (a) PGE Polska Grupa Energetyczna S.A. 1,381
247,056 Pinnacle West Capital Corp 21,914
144,480 Portland General Electric Co 6,934
55,922 (a) Power & Water Utility Co for Jubail & Yanbu 549
2,910,943 Power Grid Corp of India Ltd 8,584
76,098,800 PT Perusahaan Gas Negara Persero Tbk 8,696
126,815 PTC India Ltd 228
113,994 Public Power Corp 2,436
25,309 (a) Pure Cycle Corp 278
269,547 Qatar Electricity & Water Co QSC 1,114
584,200 Ratch Group PCL 546
1,741,908 (a) RattanIndia Power Ltd 183
310,267 Redes Energeticas Nacionais S.A. 1,172
1,957,511 (a) Reliance Power Ltd 761
57,536 Rubis S.C.A 2,160
3,293,059 RWE AG. 174,489
518,227 Saudi Electricity Co 1,941
96,982 (a),(c) Scatec ASA 1,020
674,646 Scottish & Southern Energy plc 19,779
294,800 SDIC Power Holdings Co Ltd 554
641,700 (b) SembCorp Industries Ltd 3,000
511,354 Sempra Energy 45,147
90,542 Severn Trent plc 3,400
318,999 Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 154
108,800 Shanghai Electric Power Co Ltd 312
143,100 Shenergy Co Ltd 159
125,142 (a) Shikoku Electric Power Co, Inc 1,241
89,532 Shinfox Energy Co Ltd 108
241,610 Shizuoka Gas Co Ltd 1,854
157,400 Sichuan Chuantou Energy Co Ltd 313
551,941 SJVN Ltd 460
63,023 (a) Solaria Energia y Medio Ambiente S.A. 1,340
1,144,158 Southern Co 99,771

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
140,450 Southwest Gas Holdings Inc $ 11,239
509,543 Spire, Inc 42,139
175,395 (b) Superior Plus Corp 900
1,411,100 Synergy Grid & Development Phils, Inc 397
362,213 Taiwan Cogeneration Corp 470
19,105 (a) Talen Energy Corp 7,161
1,030,502 Tata Power Co Ltd 4,356
822,110 (a) Tauron Polska Energia S.A. 1,974
51,884 Telecom Plus plc 950
1,607,404 Tenaga Nasional BHD 5,430
52,300 (a) Toho Gas Co Ltd 1,559
359,600 (a) Tohoku Electric Power Co, Inc 2,650
1,147,800 (a) Tokyo Electric Power Co, Inc 4,826
110,687 Torrent Power Ltd 1,611
907,000 (b) Towngas Smart Energy Co Ltd 451
212,983 (a) TransAlta Corp 2,694
144,200 Transmissora Alianca de Energia Eletrica S 1,108
1,147,700 TTW PCL 330
32,449 VA Tech Wabag Ltd 471
1,761,820 Veolia Environnement 61,307
40,915 Verbund AG. 2,971
569,761 Vistra Corp 91,920
28,190 (a),(b) Voltalia S.A. 257
1,283,663 WEC Energy Group, Inc 135,375
1,124,000 (a) Wintime Energy Group Co Ltd 253
1,418,418 (b) Xinyi Energy Holdings Ltd 201
1,580,500 YTL Corp BHD 793
1,722,700 YTL Power International BHD 1,403
417,900 Zhejiang Zheneng Electric Power Co Ltd 296
350,000 (b) Zhongyu Energy Holdings Ltd 124
1 (a) Zorlu Enerji Elektrik Uretim AS   0^
TOTAL UTILITIES 3,453,733
TOTAL COMMON STOCKS
(Cost $103,068,932) 133,847,802
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 200,000 United States Treasury Note/Bond
4.125% 11/15/32 202
TOTAL U.S. TREASURY SECURITIES 202
TOTAL GOVERNMENT BONDS
(Cost $208) 202
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.2%
1,748,830 iShares Core MSCI EAFE ETF 156,450
1,619,763 iShares Core MSCI Emerging Markets ETF 108,880
2,800 iShares Core S&P 500 ETF 1,918
344,759 (b) iShares MSCI Canada ETF 18,593
12,500 iShares MSCI EAFE ETF 1,200
6,580 iShares Russell 2000 ETF 1,620
4,500 SPDR S&P 500 ETF Trust 3,069
TOTAL INVESTMENT COMPANIES
(Cost $235,824) 291,730
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
669,888 (a),(d) TVS Motor Co Ltd   0^
TOTAL AUTOMOBILES & COMPONENTS   0^
TOTAL PREFERRED STOCKS
(Cost $–)  0^

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
BANKS - 0.0%
2,638 (d) Banco ABC Brasil S.A. 02/02/26 $ 2
TOTAL BANKS 2
CAPITAL GOODS - 0.0%
26,206 (b),(d) Webuild S.p.A 08/02/30 27
TOTAL CAPITAL GOODS 27
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
459,813 (d) Keppel REIT 01/09/26 5
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27  0^
TOTAL FINANCIAL SERVICES   0^
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 (d) Chinook Therapeutics, Inc 01/02/30  0^
22,850 (d) Kangmei Pharmaceutical Co Ltd 12/31/28  0^
20,027 (b),(d) Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
SOFTWARE & SERVICES - 0.0%
19,369 (d) Constellation Software, Inc 08/22/28 98
TOTAL SOFTWARE & SERVICES 98
UTILITIES - 0.0%
540,420 (d) YTL Corp Bhd 12/31/99 65
399,540 (d) YTL Power International Bhd 12/31/99 76
TOTAL UTILITIES 141
TOTAL RIGHTS/WARRANTS
(Cost $1) 274
TOTAL LONG-TERM INVESTMENTS
(Cost $103,304,965) 134,140,008
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
CERTIFICATE OF DEPOSIT - 0.1%
$ 9,000,000 Bank of Montreal 3.950% 03/06/26 9,000
6,000,000 Bank of Nova Scotia 3.980 03/18/26 6,000
5,000,000 Bank of Nova Scotia 4.050 11/10/26 5,000
7,600,000 Canadian Imperial Bank of Commerce 4.080 01/23/26 7,600
1,250,000 Citibank 4.480 01/22/26 1,250
1,750,000 Citibank 4.050 01/23/26 1,750
3,250,000 Citibank 4.060 02/24/26 3,250
5,000,000 Nordea Bank AB 3.980 08/14/26 5,000
9,000,000 Royal Bank of Canada 4.080 05/06/26 9,000
4,000,000 Royal Bank of Canada 4.040 05/14/26 4,000
3,250,000 Toronto-Dominion Bank 4.070 03/25/26 3,250
5,000,000 Toronto-Dominion Bank 4.070 09/02/26 5,000
2,500,000 Wells Fargo Bank, N.A. 4.020 06/01/26 2,500
TOTAL CERTIFICATE OF DEPOSIT 62,600
COMMERCIAL PAPER - 0.0%
5,000,000 ING US Funding LLC 4.020 06/18/26 5,000
TOTAL COMMERCIAL PAPER 5,000
REPURCHASE AGREEMENT - 0.1%
10,000,000 (h) Bank of Nova Scotia 3.810 01/02/26 10,000
20,000,000 (i) Calyon 3.830 01/02/26 20,000
20,000,000 (j) Deutsche Bank 3.820 01/02/26 20,000
5,000,000 (k) HSBC 3.840 01/02/26 5,000
20,000,000 (l) JP Morgan Securities LLC 3.830 01/02/26 20,000
15,000,000 (m) JP Morgan Securities LLC 3.820 01/02/26 15,000
15,000,000 (n) Merrill Lynch 3.820 01/02/26 15,000
25,000,000 (o) Merrill Lynch 3.850 01/02/26 25,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
REPURCHASE AGREEMENT (continued)
$ 25,000,000 (p) Nomura 3.820% 01/02/26 $ 25,000
25,000,000 (q) Royal Bank of Scotland 3.850 01/02/26 25,000
TOTAL REPURCHASE AGREEMENT 180,000
VARIABLE RATE SECURITIES - 0.0%
9,000,000 Royal Bank of Canada 3.980 03/03/26 9,000
4,000,000 Toronto-Dominion Bank 4.070 02/13/26 4,000
9,000,000 Westpac Banking Corp 3.950 03/05/26 9,000
TOTAL VARIABLE RATE SECURITIES 22,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $269,600) 269,600
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.1%
5,000,000 Federal Agricultural Mortgage Corp Discount Notes 0.000 05/21/26 4,924
500,000 Federal Farm Credit Discount Notes 0.000 04/02/26 496
20,000,000 Federal Home Loan Bank Discount Notes 0.000 01/06/26 19,988
10,185,000 Federal Home Loan Bank Discount Notes 0.000 01/07/26 10,178
500,000 Federal Home Loan Bank Discount Notes 0.000 01/08/26 500
2,400,000 Federal Home Loan Bank Discount Notes 0.000 01/09/26 2,398
5,000,000 Federal Home Loan Bank Discount Notes 0.000 01/20/26 4,990
10,000,000 Federal Home Loan Bank Discount Notes 0.000 01/23/26 9,978
10,000,000 Federal Home Loan Bank Discount Notes 0.000 02/04/26 9,966
33,855,000 Federal Home Loan Bank Discount Notes 0.000 02/13/26 33,709
61,424,000 Federal Home Loan Bank Discount Notes 0.000 02/20/26 61,117
14,595,000 Federal Home Loan Bank Discount Notes 0.000 02/27/26 14,512
10,000,000 Federal Home Loan Bank Discount Notes 0.000 03/04/26 9,938
25,000,000 Federal Home Loan Bank Discount Notes 0.000 03/27/26 24,790
4,957,000 Freddie Mac Discount Notes 0.000 03/23/26 4,917
TOTAL GOVERNMENT AGENCY DEBT 212,401
REPURCHASE AGREEMENT - 0.3%
369,598,000 (r) Fixed Income Clearing Corporation 3.810 01/02/26 369,598
TOTAL REPURCHASE AGREEMENT 369,598
TREASURY DEBT - 0.2%
20,000,000 United States Treasury Bill 0.000 01/06/26 19,992
25,000,000 United States Treasury Bill 0.000 01/08/26 24,985
25,000,000 United States Treasury Bill 0.000 01/13/26 24,973
16,265,000 United States Treasury Bill 0.000 01/22/26 16,233
50,000,000 United States Treasury Bill 0.000 01/29/26 49,868
10,000,000 United States Treasury Bill 0.000 02/03/26 9,972
25,000,000 United States Treasury Bill 0.000 02/12/26 24,898
25,000,000 United States Treasury Bill 0.000 02/17/26 24,887
20,000,000 United States Treasury Bill 0.000 03/03/26 19,889
10,000,000 United States Treasury Bill 0.000 03/24/26 9,921
10,000,000 United States Treasury Bill 0.000 05/05/26 9,883
TOTAL TREASURY DEBT 235,501
TOTAL SHORT-TERM INVESTMENTS
(Cost $817,463) 817,500
TOTAL INVESTMENTS - 100.1%
(Cost $104,392,028) 135,227,108
OTHER ASSETS & LIABILITIES, NET - (0.1)% (114,432)
NET ASSETS - 100.0% $135,112,676
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts

Total Global Stock

Portfolio of Investments December 31, 2025
(continued)
Cost amounts are in thousands.
Investments in Derivatives
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $889,346,769.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,059,861,573 or 0.8% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) In bankruptcy
(f) When-issued or delayed delivery security.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(h) Agreement with Bank of Nova Scotia, 3.810% dated 12/31/25 to be repurchased at $10,122,973 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 2.500%–
3.625% and maturity dates 3/31/27–8/31/29, valued at $10,202,245.
(i) Agreement with Calyon, 3.830% dated 12/31/25 to be repurchased at $20,038,477 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 3.875%–4.250% and maturity dates 1/15/28–6/30/30, valued at $20,400,008.
(j) Agreement with Deutsche Bank, 3.820% dated 12/31/25 to be repurchased at $20,000,000 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 8/15/31, valued at $20,400,000.
(k) Agreement with HSBC, 3.840% dated 12/31/25 to be repurchased at $5,020,450 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 2.000%–7.000% and maturity dates 3/31/27–7/01/55, valued at $5,100,001.
(l) Agreement with JP Morgan Securities LLC, 3.830% dated 12/31/25 to be repurchased at $20,098,076 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 6.000%
and maturity date 10/01/55, valued at $20,400,001.
(m) Agreement with JP Morgan Securities LLC, 3.820% dated 12/31/25 to be repurchased at $15,045,631 on 1/2/26, collateralized by Government Agency Securities, with coupon rates
0.000%–3.500% and maturity dates 6/30/27–11/30/30, valued at $15,300,068.
(n) Agreement with Merrill Lynch, 3.820% dated 12/31/25 to be repurchased at $15,189,284 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 0.000%–4.750% and maturity dates 1/15/27–11/15/53, valued at $15,300,000.
(o) Agreement with Merrill Lynch, 3.850% dated 12/31/25 to be repurchased at $25,090,006 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 3.000%–6.500% and maturity dates 4/01/39–12/20/55, valued at $25,500,000.
(p) Agreement with Nomura, 3.820% dated 12/31/25 to be repurchased at $25,162,053 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 0.875%–4.625% and maturity dates 12/31/27–5/15/54, valued at $25,514,499.
(q) Agreement with Royal Bank of Scotland, 3.850% dated 12/31/25 to be repurchased at $25,141,501 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 2.375%–
4.500% and maturity dates 3/31/29–11/15/33, valued at $25,500,063.
(r) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $369,676,232 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 1/31/27, valued at $376,989,960.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 149 03/20/26   $ 19,171 $ 18,610 $ (561)
S&P 500 E-Mini Index 1,114 03/20/26 383,710 383,912 202
S&P Mid-Cap 400 E-Mini Index 96 03/20/26 32,414 31,922 (492)
Total 1,359  $ 435,295  $ 434,444  $ (851)

Portfolio of Investments December 31, 2025
Global Equities

SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 98.4%
COMMON STOCKS - 98.1%
AUSTRALIA - 0.7%
8,214 APA Group $ 49
2,549,023 Australia and New Zealand Banking Group 61,629
1 (a) Beetaloo Energy Australia Ltd   0^
1,096,589 BHP Billiton Ltd 33,094
94,754 BlueScope Steel Ltd 1,513
432,581 Evolution Mining Ltd 3,620
365,838 Fortescue Metals Group Ltd 5,349
12,571,348 Glencore plc 68,723
340,142 (a),(b) Megaport Ltd 2,749
293,184 Northern Star Resources Ltd 5,159
372,171 Origin Energy Ltd 2,842
80,195 Rio Tinto Ltd 7,824
243,822 Rio Tinto plc 19,640
701,628 Santos Ltd 2,882
972,964 South32 Ltd 2,303
984 (a) Tamboran Resources Corp 27
50,271 Washington H Soul Pattinson & Co Ltd 1,244
410,194 Woodside Energy Group Ltd 6,396
TOTAL AUSTRALIA 225,043
AUSTRIA - 0.3%
759,946 Erste Bank der Oesterreichischen Sparkassen AG. 91,125
95,363 (a) Mondi plc 1,163
31,816 OMV AG. 1,771
TOTAL AUSTRIA 94,059
BELGIUM - 0.3%
258,257 KBC Groep NV 33,634
15,716 (b) Syensqo S.A. 1,259
219,497 (b) UCB S.A. 61,158
TOTAL BELGIUM 96,051
BRAZIL - 0.9%
999,700 Ambev S.A. 2,516
1,112,991 B3 SA-Brasil Bolsa Balcao 2,834
340,391 (a) Banco Bradesco S.A. 963
1,109,749 (a) Banco Bradesco S.A. (Preference) 3,633
248,436 Banco BTG Pactual S.A. - Unit 2,380
368,364 (a) Banco do Brasil S.A. 1,470
144,400 BB Seguridade Participacoes S.A. 954
120,100 (a) Caixa Seguridade Participacoes S 364
51,387 Centrais Eletricas Brasileiras S.A. 492
257,170 Centrais Eletricas Brasileiras S.A. 2,373
81,100 (a) Centrais Eletricas Brasileiras S.A. 727
104,097 Cia de Saneamento Basico do Estado de Sao Paulo 2,506
368,728 Cia Energetica de Minas Gerais 747
246,904 (a) Cia Paranaense de Energia 589
49,811 CPFL Energia S.A. 484
150,900 Embraer S.A. 2,420
414,292 Empresa Brasileira de Aeronautica S.A. (ADR) 26,668
65,109 Energisa S.A. 560
208,830 (a) Eneva S.A. 768
58,356 Engie Brasil Energia S.A. 334
252,209 Equatorial Energia S.A. 1,770
272,176 Gerdau S.A. (Preference) 1,005
1,229,138 Investimentos Itau S.A. - PR 2,618
12,938,604 Itau Unibanco Holding S.A. 92,471
175,093 Klabin S.A. 598
194,910 Localiza Rent A Car 1,543
7,496 (a) Localiza Rent a Car S.A. 57
137,425 Marfrig Global Foods S.A. 501

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BRAZIL (continued)
27,763 (a) Mercadolibre, Inc $ 55,922
214,217 Motiva Infraestrutura de Mobilidade S.A. 587
713,566 (a) NU Holdings Ltd 11,945
181,270 (a) Petro Rio S.A. 1,362
780,084 Petroleo Brasileiro S.A. 4,631
969,730 Petroleo Brasileiro S.A. (Preference) 5,444
42,400 Porto Seguro S.A. 373
273,200 Raia Drogasil S.A. 1,165
62,229 (c) Rede D'Or Sao Luiz S.A. 461
272,200 Rumo S.A. 732
47,400 (a) StoneCo Ltd 701
147,022 Suzano SA 1,379
171,741 Telefonica Brasil S.A. 1,028
182,500 TIM S.A. 708
118,058 TOTVS S.A. 902
156,100 Ultrapar Participacoes S.A. 589
761,604 Vale S.A. 9,944
228,680 Vibra Energia S.A. 1,056
3,147,920 WEG S.A. 27,809
98,044 Wheaton Precious Metals Corp 11,526
84,997 XP, Inc 1,391
35,769 Yara International ASA 1,464
TOTAL BRAZIL 295,464
CANADA - 1.7%
108,723 Agnico-Eagle Mines Ltd 18,438
90,858 Alamos Gold, Inc 3,508
126,309 ARC Resources Ltd 2,370
368,555 Barrick Mining Corp 16,055
18,504 Brookfield Asset Management Ltd 969
742,176 Brookfield Corp 34,077
730 Brookfield Wealth Solutions Ltd 34
94,043 Cameco Corp 8,611
841,032 Canadian Imperial Bank of Commerce 76,245
204,016 Canadian National Railway Co 20,178
452,219 Canadian Natural Resources Ltd 15,317
31,739 CCL Industries 2,005
293,156 Cenovus Energy, Inc (Toronto) 4,959
374,850 (a) Dollarama, Inc 56,025
471,016 Enbridge, Inc 22,539
13,876 First Capital Real Estate Investment Trust 191
41,619 Franco-Nevada Corp 8,627
38,490 Imperial Oil Ltd 3,325
49,505 Keyera Corp 1,587
265,028 Kinross Gold Corp 7,465
23,456 Lundin Gold, Inc 1,949
191,528 National Bank of Canada 24,086
105,314 (b) Nutrien Ltd 6,500
91,142 Pan American Silver Corp (Toronto) 4,725
125,496 Pembina Pipeline Corp 4,781
147,013 RioCan Real Estate Investment Trust 2,003
1,152,642 (a) Shopify, Inc (Class A) 185,592
265,199 Suncor Energy, Inc 11,771
224,522 (b) TC Energy Corp 12,363
100,646 Teck Cominco Ltd (Class B) 4,818
242,333 TMX Group Ltd 9,222
166,923 (a) Toronto-Dominion Bank 15,732
79,390 Tourmaline Oil Corp 3,561

SHARES DESCRIPTION VALUE (000)
CANADA (continued)
266,001 (b) Whitecap Resources, Inc $ 2,229
TOTAL CANADA 591,857
CAYMAN ISLANDS - 0.0%
15,826 (a),(b) Bullish 599
TOTAL CAYMAN ISLANDS 599
CHILE - 0.1%
85,191 Antofagasta plc 3,742
9,692,626 Banco de Chile 1,872
18,587 Banco de Credito e Inversiones 1,204
14,164,310 Banco Santander Chile S.A. 1,118
259,606 Cencosud S.A. 834
240,799 Empresas CMPC S.A. 378
84,797 Empresas COPEC S.A. 664
6,212,550 (a) Enel Chile S.A. 510
4,421,061 (a) Enersis S.A. 419
66,730,672 Lan Airlines S.A. 1,807
147,908 Lundin Mining Corp 3,179
160,938 Plaza S.A. 569
134,503 SACI Falabella 938
30,569 (a) Sociedad Quimica y Minera de Chile S.A. (Class B) 2,154
TOTAL CHILE 19,388
CHINA - 2.8%
21,777 360 Finance, Inc (ADR) 420
103,800 360 Security Technology, Inc 166
35,400 37 Interactive Entertainment Network Technology Group Co Ltd 120
145,500 (c) 3SBio, Inc 452
170,500 AAC Technologies Holdings, Inc 855
11,300 Accelink Technologies Co Ltd 113
3,289 ACM Research Shanghai, Inc 83
7,693 Advanced Micro-Fabrication Equipment, Inc China 300
34,000 AECC Aviation Power Co Ltd 195
5,855,374 Agricultural Bank of China Ltd 4,356
1,097,900 Agricultural Bank of China Ltd (Class A) 1,207
41,899 Aier Eye Hospital Group Co Ltd 66
158,900 (a) Air China Ltd 213
30,207 Airtac International Group 890
179,000 (a),(b),(c) Akeso, Inc 2,605
4,616,658 Alibaba Group Holding Ltd 84,766
507,919 (b) Alibaba Group Holding Ltd (ADR) 74,451
1,222,000 (a) Alibaba Health Information Technology Ltd 798
796,000 Aluminum Corp of China Ltd 1,246
181,800 Aluminum Corp of China Ltd (Class A) 317
5,611 (a) Amlogic Shanghai Co Ltd 70
6,400 Angel Yeast Co Ltd 40
271,292 Anhui Conch Cement Co Ltd 770
57,600 Anhui Conch Cement Co Ltd (Class A) 180
27,000 Anhui Gujing Distillery Co Ltd 303
5,400 Anhui Gujing Distillery Co Ltd (Class A) 103
28,400 Anhui Jianghuai Automobile Group Corp Ltd 201
6,510 Anker Innovations Technology Co Ltd 107
267,600 Anta Sports Products Ltd 2,779
1,948 APT Medical, Inc 68
14,783 Autohome, Inc (ADR) 329
33,800 Avary Holding Shenzhen Co Ltd 244
608,784 (b) AviChina Industry & Technology Co Ltd 311
86,200 (a) BAIC BluePark New Energy Technology Co Ltd 99
468,879 (a) Baidu, Inc 7,711
287,900 (a) Bank of Beijing Co Ltd 226
52,000 Bank of Changsha Co Ltd 72
50,700 Bank of Chengdu Co Ltd 117
479,200 Bank of China Ltd - A 393
14,976,693 Bank of China Ltd - H 8,587

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
688,200 Bank of Communications Co Ltd - A $ 714
1,861,937 Bank of Communications Co Ltd - H 1,545
78,900 Bank of Hangzhou Co Ltd 173
243,580 Bank of Jiangsu Co Ltd 363
148,800 Bank of Nanjing Co Ltd 243
85,700 Bank of Ningbo Co Ltd 344
187,422 Bank of Shanghai Co Ltd 271
51,400 Bank of Suzhou Co Ltd 61
296,863 Baoshan Iron & Steel Co Ltd 317
116,540 (a) BeiGene Ltd (ADR) 35,406
7,800 (a) Beijing Compass Technology Development Co Ltd 146
39,000 Beijing Enlight Media Co Ltd 92
113,149 Beijing Enterprises Holdings Ltd 463
5,803 Beijing Kingsoft Office Software, Inc 255
23,500 Beijing New Building Materials plc 84
1,136 Beijing Roborock Technology Co Ltd 25
9,600 Beijing Tiantan Biological Products Corp Ltd 22
6,900 Beijing Tongrentang Co Ltd 32
5,060 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 33
32,800 Beijing Yanjing Brewery Co Ltd 53
636,549 Beijing-Shanghai High Speed Railway Co Ltd 469
798,400 (a) BeOne Medicines Ltd 18,376
2,196 Bestechnic Shanghai Co Ltd 71
53,080 (a) Bilibili, Inc 1,310
47,398 (c) BOC Aviation Ltd 444
40,300 BOC International China Co Ltd 86
500,367 BOE Technology Group Co Ltd 302
1,014,571 Bosideng International Holdings Ltd 582
70,165 BYD Co Ltd 981
2,254,456 BYD Co Ltd (H shares) 27,551
173,500 (b) BYD Electronic International Co Ltd 751
192,000 C&D International Investment Group Ltd 387
74,530 Caitong Securities Co Ltd 93
5,333 (a) Cambricon Technologies Corp Ltd 1,034
22,900 Capital Securities Co Ltd 62
266,200 (a) CCOOP Group Co Ltd 95
2,263,000 (c) CGN Power Co Ltd 851
262,800 CGN Power Co Ltd 141
2,000 Changchun High & New Technology Industry Group, Inc 26
73,900 Changjiang Securities Co Ltd 86
4,500 Changzhou Xingyu Automotive Lighting Systems Co Ltd 79
25,700 Chaozhou Three-Circle Group Co Ltd 168
5,500 Chifeng Jilong Gold Mining Co Ltd 24
1,745,050 China Citic Bank 1,557
159,600 China CITIC Bank Corp Ltd 176
402,531 China Coal Energy Co 516
576,000 China Communications Services Corp Ltd 332
273,300 China Construction Bank Corp - A 363
20,232,509 China Construction Bank Corp - H 20,026
97,200 China CSSC Holdings Ltd 463
198,700 (a) China Eastern Airlines Corp Ltd 171
404,400 (a) China Energy Engineering Corp Ltd 136
581,900 China Everbright Bank Co Ltd - A 291
776,000 (c) China Feihe Ltd 405
754,500 China Galaxy Securities Co Ltd 976
101,200 China Galaxy Securities Co Ltd (Class A) 228
598,825 (a) China Gas Holdings Ltd 591
38,100 China Great Wall Securities Co Ltd 56
44,400 China Greatwall Technology Group Co Ltd 92
604,144 China Hongqiao Group Ltd 2,537
3,100,000 (a),(c) China Huarong Asset Management Co Ltd 331
309,000 China Insurance International Holdings Co Ltd 744

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
36,800 China International Capital Corp Ltd $ 184
346,562 (c) China International Capital Corp Ltd 875
55,529 China Jushi Co Ltd 136
1,575,351 China Life Insurance Co Ltd 5,569
38,000 China Life Insurance Co Ltd (Class A) 248
91,800 (a),(b),(c) China Literature Ltd 390
542,000 China Longyuan Power Group Corp Ltd 463
671,000 China Mengniu Dairy Co Ltd 1,288
822,828 China Merchants Bank Co Ltd 5,598
261,190 China Merchants Bank Co Ltd (Class A) 1,574
99,579 China Merchants Energy Shipping Co Ltd 128
78,700 China Merchants Expressway Network & Technology Holdings Co Ltd 114
279,431 China Merchants Holdings International Co Ltd 544
97,720 China Merchants Securities Co Ltd 233
129,600 China Merchants Shekou Industrial Zone Holdings Co Ltd 160
474,020 China Minsheng Banking Corp Ltd - A 260
1,423,111 China Minsheng Banking Corp Ltd - H 719
801,000 China Molybdenum Co Ltd 1,990
223,800 China Molybdenum Co Ltd (Class A) 641
825,217 China National Building Material Co Ltd 543
32,900 China National Chemical Engineering Co Ltd 35
273,800 China National Nuclear Power Co Ltd 339
11,900 China National Software & Service Co Ltd 79
293,000 China Nonferrous Mining Corp Ltd 556
47,600 China Northern Rare Earth Group High-Tech Co Ltd 314
404,002 China Oilfield Services Ltd 363
794,435 China Overseas Land & Investment Ltd 1,255
92,800 China Pacific Insurance Group Co Ltd - A 557
557,200 China Pacific Insurance Group Co Ltd - H 2,527
417,900 China Petroleum & Chemical Corp 370
4,816,000 China Petroleum & Chemical Corp 2,893
858,723 China Power International Development Ltd 357
284,900 China Railway Group Ltd - A 221
923,000 China Railway Group Ltd - H 454
95,452 China Railway Signal & Communication Corp Ltd 75
13,600 China Rare Earth Resources And Technology Co Ltd 90
344,500 China Resources Beer Holdings Company Ltd 1,163
206,995 China Resources Gas Group Ltd 603
681,698 China Resources Land Ltd 2,385
16,431 China Resources Microelectronics Ltd 124
153,400 (c) China Resources Mixc Lifestyle Services Ltd 849
446,885 (b) China Resources Power Holdings Co 995
7,943 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 32
2,443,245 (a),(b) China Ruyi Holdings Ltd 688
85,490 China Shenhua Energy Co Ltd - A 495
716,316 China Shenhua Energy Co Ltd - H 3,577
142,900 (a) China Southern Airlines Co Ltd (Class A) 164
174,600 China State Construction Engineering Corp Ltd 128
286,974 China State Construction International Holdings Ltd 336
380,500 China Three Gorges Renewables Group Co Ltd 223
24,925 China Tourism Group Duty Free Corp Ltd 338
942,700 (c) China Tower Corp Ltd 1,401
397,900 China United Network Communications Ltd 291
496,000 (b) China Vanke Co Ltd 210
136,300 China Vanke Co Ltd (Class A) 91
80,500 China XD Electric Co Ltd 105
316,078 China Yangtze Power Co Ltd 1,230
204,740 China Zheshang Bank Co Ltd 89
106,154 Chongqing Changan Automobile Co Ltd 180
69,600 (a) Chongqing Qianli Technology Co Ltd 106
520,099 (a) Chongqing Rural Commercial Bank 411
142,000 Chongqing Rural Commercial Bank Co Ltd 131

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
10,950 (a) Chongqing Zhifei Biological Products Co Ltd $ 30
433,600 (b) Chow Tai Fook Jewellery Group Ltd 693
883,735 Citic Pacific Ltd 1,373
32,112 Citic Pacific Special Steel Group Co Ltd 75
344,274 CITIC Securities Co Ltd 1,215
159,870 CITIC Securities Co Ltd (Class A) 657
19,100 (a),(b),(c) Cloud Music, Inc 457
9,220 CNGR Advanced Material Co Ltd 61
116,500 (a) CNPC Capital Co Ltd 160
820,000 Cnpc Hong Kong Ltd 784
56,098 Contemporary Amperex Technology Co Ltd 2,950
16,623 (b) Contemporary Amperex Technology Co Ltd 1,081
52,266 COSCO SHIPPING Energy Transportation Co Ltd 88
170,060 COSCO SHIPPING Holdings Co Ltd - A 369
563,150 (b) COSCO SHIPPING Holdings Co Ltd - H 994
939,000 CRRC Corp Ltd 721
313,300 CRRC Corp Ltd (Class A) 306
54,100 (a) CSC Financial Co Ltd 207
51,660 CSI Solar Co Ltd 110
7,680 CSPC Innovation Pharmaceutical Co Ltd 40
656,880 CSPC Pharmaceutical Group Ltd 713
260,600 Daqin Railway Co Ltd 192
144,308 Datang International Power Generation Co Ltd 72
39,000 Dongfang Electric Corp Ltd 135
490,000 Dongfeng Motor Group Co Ltd 556
44,600 Dongxing Securities Co Ltd 89
202,406 East Money Information Co Ltd 671
6,850 Eastroc Beverage Group Co Ltd 262
7,500 Ecovacs Robotics Co Ltd 87
5,300 Empyrean Technology Co Ltd 81
167,700 ENN Energy Holdings Ltd 1,492
28,200 ENN Natural Gas Co Ltd 84
13,020 Eoptolink Technology, Inc Ltd 798
26,470 Eve Energy Co Ltd 249
52,300 Everbright Securities Co Ltd 131
190,857 (a) Everdisplay Optronics Shanghai Co Ltd 73
200,000 Far East Horizon Ltd 207
23,800 Flat Glass Group Co Ltd 53
195,900 Focus Media Information Technology Co Ltd 207
58,422 Foshan Haitian Flavouring & Food Co Ltd 310
573,521 Fosun International 323
105,500 Founder Securities Co Ltd 118
168,100 Foxconn Industrial Internet Co Ltd 1,489
31,100 Fuyao Glass Industry Group Co Ltd - A 288
133,106 (c) Fuyao Glass Industry Group Co Ltd - H 1,151
22,387 GalaxyCore, Inc 48
21,920 Ganfeng Lithium Group Co Ltd 197
95,200 (b),(c) Ganfeng Lithium Group Co Ltd 637
5,039,000 (a),(b) GCL Technology Holdings Ltd 687
220,275 GD Power Development Co Ltd 159
238,500 (a) GDS Holdings Ltd 1,042
226,400 (a),(b) GDS Holdings Ltd (ADR) 7,901
1,290,362 Geely Automobile Holdings Ltd 2,984
58,500 GEM Co Ltd 70
92,000 (a) Genscript Biotech Corp 147
186,600 (b) GF Securities Co Ltd 423
83,400 GF Securities Co Ltd (Class A) 263
81,600 (b),(c) Giant Biogene Holding Co ltd 349
26,100 Giant Network Group Co Ltd 162
8,812 GigaDevice Semiconductor, Inc 270
47,900 GoerTek, Inc 197
11,977 Gongniu Group Co Ltd 70

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
22,400 Gotion High-tech Co Ltd $ 126
54,100 Great Wall Motor Co Ltd 175
511,196 Great Wall Motor Co Ltd 1,005
35,400 Gree Electric Appliances, Inc of Zhuhai 204
20,700 Guangdong Haid Group Co Ltd 164
39,100 (a) Guangdong HEC Technology Holding Co Ltd 126
662,000 Guangdong Investments Ltd 578
93,192 Guanghui Energy Co Ltd 66
130,358 Guangzhou Automobile Group Co Ltd 152
3,500 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 13
21,800 Guangzhou Tinci Materials Technology Co Ltd 145
31,000 Guolian Securities Co Ltd 45
84,900 Guosen Securities Co Ltd 159
173,822 Guotai Junan Securities Co Ltd 511
416,785 (c) Guotai Junan Securities Co Ltd (Hong Kong) 892
68,990 Guoyuan Securities Co Ltd 82
359,000 (b),(c) Haidilao International Holding Ltd 660
79,800 Haier Smart Home Co Ltd 298
518,884 Haier Smart Home Co Ltd 1,620
524,300 (a) Hainan Airlines Holding Co Ltd 136
122,600 Hainan Airport Infrastructure Co Ltd 94
13,800 Haisco Pharmaceutical Group Co Ltd 101
144,000 Haitian International Holdings Ltd 410
8,300 Hangzhou Chang Chuan Technology Co Ltd 120
29,105 Hangzhou First Applied Material Co Ltd 58
20,900 Hangzhou Silan Microelectronics Co Ltd 85
1,800 Hangzhou Tigermed Consulting Co Ltd - A 15
122,000 (c) Hansoh Pharmaceutical Group Co Ltd 565
37,700 Henan Shenhuo Coal & Power Co Ltd 148
41,000 Henan Shuanghui Investment & Development Co Ltd 155
136,490 Hengan International Group Co Ltd 490
90,180 Hengli Petrochemical Co Ltd 291
32,500 Hengtong Optic-electric Co Ltd 115
7,300 Hithink RoyalFlush Information Network Co Ltd 336
1,077,000 (a),(b) Horizon Robotics, Inc 1,202
8,600 Hoshine Silicon Industry Co Ltd 65
155,000 (a),(c) Hua Hong Semiconductor Ltd 1,483
5,544 (a) Hua Hong Semiconductor Ltd 86
121,600 Huadian Power International Corp Ltd (Class A) 86
9,740 Huadong Medicine Co Ltd 55
52,800 Huafon Chemical Co Ltd 83
15,500 Huagong Tech Co Ltd 176
51,400 Huaibei Mining Holdings Co Ltd 82
129,700 Huaneng Power International, Inc - A 138
912,464 Huaneng Power International, Inc - H 672
11,800 Huaqin Technology Co Ltd 153
280,000 (c) Huatai Securities Co Ltd 680
95,300 Huatai Securities Co Ltd (Class A) 322
166,200 Huaxia Bank Co Ltd 163
51,749 Huayu Automotive Systems Co Ltd 148
42,309 Huazhu Group Ltd (ADR) 1,991
8,500 Huizhou Desay Sv Automotive Co Ltd 146
9,500 Humanwell Healthcare Group Co Ltd 25
94,200 Hunan Valin Steel Co Ltd 76
23,112 Hundsun Technologies, Inc 100
4,239 Hwatsing Technology Co Ltd 91
30,120 Hygon Information Technology Co Ltd 968
33,800 Iflytek Co Ltd 243
1,260 Imeik Technology Development Co Ltd 26
798,900 Industrial & Commercial Bank of China Ltd - A 907
13,705,070 Industrial & Commercial Bank of China Ltd - H 11,090
268,800 Industrial Bank Co Ltd 810

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
102,990 Industrial Securities Co Ltd $ 109
6,600 Ingenic Semiconductor Co Ltd 100
622,100 Inner Mongolia BaoTou Steel Union Co Ltd 212
26,747 Inner Mongolia Dian Tou Energy Corp Ltd 107
137,600 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 95
23,000 Inner Mongolia Xingye Silver&Tin Mining Co Ltd 117
83,081 Inner Mongolia Yili Industrial Group Co Ltd 340
203,413 Inner Mongolia Yitai Coal Co 388
268,500 (a),(c) Innovent Biologics, Inc 2,628
20,900 Inspur Electronic Information Industry Co Ltd 199
14,250 Isoftstone Information Technology Group Co Ltd 97
42,300 JA Solar Technology Co Ltd 69
24,700 JCET Group Co Ltd 130
240,000 (a),(c) JD Health International, Inc 1,719
441,702 (a),(c) JD Logistics, Inc 650
1,961,755 JD.com, Inc 28,209
68,300 Jiangsu Eastern Shenghong Co Ltd 106
269,277 Jiangsu Express 346
16,804 Jiangsu Hengli Hydraulic Co Ltd 264
32,882 Jiangsu Hengrui Pharmaceuticals Co Ltd 281
10,700 Jiangsu Hoperun Software Co Ltd 76
13,400 Jiangsu King's Luck Brewery JSC Ltd 67
17,900 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 156
5,200 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 28
47,500 Jiangsu Zhongtian Technology Co Ltd 123
221,000 Jiangxi Copper Co Ltd 1,222
29,158 Jiangxi Copper Co Ltd (Class A) 229
40,784 Jinduicheng Molybdenum Co Ltd 91
130,215 Jinko Solar Co Ltd 105
50,400 Jinshan Gold Mines, Inc 1,017
15,100 JL Mag Rare-Earth Co Ltd 74
79,769 Kanzhun Ltd (ADR) 1,626
433,985 KE Holdings, Inc 2,295
646,000 (a) Kingdee International Software Group Co Ltd 1,107
13,300 Kingfa Sci & Tech Co Ltd 37
27,600 Kingnet Network Co Ltd 86
218,800 (b) Kingsoft Corp Ltd 803
531,800 (c) Kuaishou Technology 4,396
30,400 (a) Kuang-Chi Technologies Co Ltd 212
17,300 Kunlun Tech Co Ltd 103
15,700 Kweichow Moutai Co Ltd 3,096
102,800 (b) Laopu Gold Co Ltd 8,216
33,700 LB Group Co Ltd 94
1,706,000 Lenovo Group Ltd 2,029
63,400 Lens Technology Co Ltd 275
263,879 (a),(b) Li Auto, Inc 2,227
506,500 Li Ning Co Ltd 1,217
81,900 Lingyi iTech Guangdong Co 182
449,500 (a),(b),(c) Longfor Group Holdings Ltd 496
105,613 LONGi Green Energy Technology Co Ltd 275
3,930 (a) Loongson Technology Corp Ltd 74
91,209 Luxshare Precision Industry Co Ltd 742
19,200 Luzhou Laojiao Co Ltd 320
25,790 Mango Excellent Media Co Ltd 90
6,572 Maxscend Microelectronics Co Ltd 77
741,000 (c) Meitu, Inc 667
1,047,479 (a),(c) Meituan 13,881
225,500 Metallurgical Corp of China Ltd 96
46,200 Midea Group Co Ltd 517
90,752 Midea Group Co Ltd 992
108,600 MINISO Group Holding Ltd 510
920,429 (a) MMG Ltd 1,040

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
13,863 Montage Technology Co Ltd $ 234
72,344 Muyuan Foods Co Ltd 524
106,651 NARI Technology Co Ltd 343
35,181 (a) National Silicon Industry Group Co Ltd 109
8,910 NAURA Technology Group Co Ltd 585
366,626 NetEase, Inc 10,091
27,500 New China Life Insurance Co Ltd - A 274
198,500 New China Life insurance Co Ltd - H 1,391
50,700 New Hope Liuhe Co Ltd 67
285,644 New Oriental Education & Technology Group, Inc 1,569
27,932 Nexchip Semiconductor Corp 133
10,225 Ningbo Deye Technology Co Ltd 126
8,800 Ningbo Orient Wires & Cables Co Ltd 75
23,200 Ningbo Sanxing Medical Electric Co Ltd 76
25,835 Ningbo Tuopu Group Co Ltd 286
95,449 Ningxia Baofeng Energy Group Co Ltd 268
241,880 (a) NIO, Inc 1,243
426,600 (c) Nongfu Spring Co Ltd 2,575
49,400 (a) OFILM Group Co Ltd 75
78,328 Orient Securities Co Ltd 122
149,306 (a) PDD Holdings, Inc (ADR) 16,930
1,865,276 People's Insurance Co Group of China Ltd 1,620
114,000 People's Insurance Co Group of China Ltd (Class A) 146
4,442,000 PetroChina Co Ltd 4,788
278,500 PetroChina Co Ltd 415
7,425 Pharmaron Beijing Co Ltd - A 30
1,457,959 PICC Property & Casualty Co Ltd 3,065
241,713 Ping An Bank Co Ltd 395
1,413,203 Ping An Insurance Group Co of China Ltd 11,870
136,100 Ping An Insurance Group Co of China Ltd (Class A) 1,333
3,471 Piotech, Inc 164
152,000 Poly Developments and Holdings Group Co Ltd 133
113,970 (c) Pop Mart International Group Ltd 2,750
410,900 Postal Savings Bank of China Co Ltd - A 320
1,903,201 (c) Postal Savings Bank of China Co Ltd - H 1,302
199,298 Power Construction Corp of China Ltd 148
72,800 (a) Qinghai Salt Lake Industry Co Ltd 293
18,700 Range Intelligent Computing Technology Group Co Ltd 142
40,500 (a),(c) Remegen Co Ltd 376
5,000 Rockchip Electronics Co Ltd 128
117,073 Rongsheng Petrochemical Co Ltd 196
107,800 SAIC Motor Corp Ltd 235
48,200 Sailun Group Co Ltd 112
67,400 Sanan Optoelectronics Co Ltd 136
115,400 Sany Heavy Industry Co Ltd 349
45,573 Satellite Chemical Co Ltd 115
65,200 SDIC Capital Co Ltd 71
113,500 SDIC Power Holdings Co Ltd 213
21,065 Seres Group Co Ltd 364
58,800 SF Holding Co Ltd 322
8,108 SG Micro Corp 80
123,613 Shaanxi Coal Industry Co Ltd 377
48,620 Shandong Gold Mining Co Ltd - A 268
200,750 (b),(c) Shandong Gold Mining Co Ltd - H 894
10,700 Shandong Himile Mechanical Science & Technology Co Ltd 129
26,483 Shandong Hualu Hengsheng Chemical Co Ltd 119
157,900 Shandong Nanshan Aluminum Co Ltd 122
43,600 Shandong Sun Paper Industry JSC Ltd 98
198,400 Shandong Weigao Group Medical Polymer Co Ltd 128
5,885 Shanghai Allist Pharmaceuticals Co Ltd 88
25,798 Shanghai Baosight Software Co Ltd 76
182,700 (a) Shanghai Electric Group Co Ltd 225

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
37,000 Shanghai Electric Power Co Ltd $ 106
8,500 Shanghai Fosun Pharmaceutical Group Co Ltd - A 32
3,081 Shanghai Friendess Electronic Technology Corp Ltd 60
16,300 Shanghai International Airport Co Ltd 76
16,300 (a) Shanghai Pharmaceuticals Holding Co Ltd - A 42
385,400 Shanghai Pudong Development Bank Co Ltd 686
21,136 Shanghai Putailai New Energy Technology Co Ltd 83
21,200 Shanghai RAAS Blood Products Co Ltd 19
113,000 Shanghai Rural Commercial Bank Co Ltd 150
3,921 Shanghai United Imaging Healthcare Co Ltd 70
21,500 Shanghai Zhangjiang High-Tech Park Development Co Ltd 135
32,179 Shanxi Lu'an Environmental Energy Development Co Ltd 54
15,580 Shanxi Xinghuacun Fen Wine Factory Co Ltd 383
60,512 Shanxi Xishan Coal & Electricity Power Co Ltd 56
4,677 Sharetronic Data Technology Co Ltd 113
82,800 Shenergy Co Ltd 92
9,123 Shengyi Electronics Co Ltd 125
30,100 Shengyi Technology Co Ltd 306
9,464 Shennan Circuits Co Ltd 314
307,100 Shenwan Hongyuan Group Co Ltd 232
12,800 Shenzhen Envicool Technology Co Ltd 196
18,200 Shenzhen Everwin Precision Technology Co Ltd 121
8,400 Shenzhen Goodix Technology Co Ltd 95
17,100 Shenzhen Inovance Technology Co Ltd 184
11,260 Shenzhen Investment Holdings Bay Area Development Co Ltd 3
13,200 Shenzhen Kinwong Electronic Co Ltd 138
4,600 (a) Shenzhen Longsys Electronics Co Ltd 161
6,200 Shenzhen Mindray Bio-Medical Electronics Co Ltd 169
3,200 Shenzhen New Industries Biomedical Engineering Co Ltd 26
6,000 Shenzhen Salubris Pharmaceuticals Co Ltd 43
15,777 Shenzhen Transsion Holdings Co Ltd 149
176,300 Shenzhou International Group Holdings Ltd 1,389
2,717 (a) Sichuan Biokin Pharmaceutical Co Ltd 126
62,200 Sichuan Changhong Electric Co Ltd 81
60,500 Sichuan Chuantou Energy Co Ltd 120
8,500 Sichuan Kelun Pharmaceutical Co Ltd 36
10,600 (a),(b) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 532
85,900 Sichuan Road and Bridge Group Co Ltd 122
32,100 Sinolink Securities Co Ltd 43
22,100 Sinoma Science & Technology Co Ltd 115
109,200 Sinopharm Group Co Ltd 273
156,592 Sinotruk Hong Kong Ltd 556
400,000 (b),(c) Smoore International Holdings Ltd 612
69,062 SooChow Securities Co Ltd 90
13,800 Spring Airlines Co Ltd 117
25,940 Sungrow Power Supply Co Ltd 635
152,500 Sunny Optical Technology Group Co Ltd 1,288
21,300 Sunwoda Electronic Co Ltd 80
22,100 Suzhou Dongshan Precision Manufacturing Co Ltd 268
10,668 Suzhou TFC Optical Communication Co Ltd 308
89,300 (a) TAL Education Group (ADR) 974
73,060 TBEA Co Ltd 232
262,510 TCL Technology Group Corp 171
49,575 TCL Zhonghuan Renewable Energy Technology Co Ltd 61
2,405,367 Tencent Holdings Ltd 184,596
829,658 Tencent Music Entertainment Group (ADR) 14,544
105,600 Tianfeng Securities Co Ltd 63
19,600 Tianqi Lithium Corp 155
51,600 Tianshan Aluminum Group Co Ltd 119
53,500 Tianshui Huatian Technology Co Ltd 84
420,000 Tingyi Cayman Islands Holding Corp 637
279,200 Tongcheng Travel Holdings Ltd 806

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
19,600 TongFu Microelectronics Co Ltd $ 106
156,147 Tongling Nonferrous Metals Group Co Ltd 134
60,700 Tongwei Co Ltd 178
25,738 Trina Solar Co Ltd 61
130,684 Trip.com Group Ltd 9,370
132,000 Tsingtao Brewery Co Ltd 827
9,800 Tsingtao Brewery Co Ltd (Class A) 86
44,850 (a) UBTech Robotics Corp Ltd 731
10,899 (d) Unigroup Guoxin Microelectronics Co Ltd 123
38,800 Unisplendour Corp Ltd 137
115,524 (a) United ,NV Technology Co Ltd 111
6,981 (a) Verisilicon Microelectronics Shanghai Co Ltd 137
11,000 Victory Giant Technology Huizhou Co Ltd 449
66,000 Vipshop Holdings Ltd (ADR) 1,168
42,700 Wanhua Chemical Group Co Ltd 468
1,055,471 Want Want China Holdings Ltd 629
414,000 Weichai Power Co Ltd 1,005
105,400 Weichai Power Co Ltd (Class A) 259
87,483 Wens Foodstuffs Group Co Ltd 211
16,000 Western Mining Co Ltd 63
64,600 Western Securities Co Ltd 73
7,014 Western Superconducting Technologies Co Ltd 75
17,910 Will Semiconductor Co Ltd 323
17,200 Wingtech Technology Co Ltd 92
378,400 (a) Wintime Energy Group Co Ltd 85
20,600 Wolong Electric Group Co Ltd 145
53,574 Wuhan Guide Infrared Co Ltd 112
49,100 Wuliangye Yibin Co Ltd 745
24,210 WUS Printed Circuit Kunshan Co Ltd 252
13,016 WuXi AppTec Co Ltd - A 169
185,485 (c) WuXi AppTec Co Ltd - H 2,352
18,081,000 (a),(c) Wuxi Biologics Cayman, Inc 73,116
79,000 (a) WuXi XDC Cayman, Inc 618
159,600 XCMG Construction Machinery Co Ltd 265
21,400 Xiamen Tungsten Co Ltd 126
3,364,800 (a),(c) Xiaomi Corp 16,982
20,713 Xinjiang Daqo New Energy Co Ltd 79
53,800 Xinjiang Goldwind Science & Technology Co Ltd - A 157
1,039,795 (b) Xinyi Solar Holdings Ltd 398
263,646 (a),(b) XPeng, Inc 2,681
367,000 (a) XtalPi Holdings Ltd 447
288,000 (c) Yadea Group Holdings Ltd 422
13,118 Yantai Jereh Oilfield Services Group Co Ltd 133
704,688 Yanzhou Coal Mining Co Ltd 871
77,335 Yanzhou Coal Mining Co Ltd (Class A) 145
16,470 Yealink Network Technology Corp Ltd 84
36,820 Yintai Gold Co Ltd 128
130,100 Yonghui Superstores Co Ltd 87
48,659 Yonyou Network Technology Co Ltd 92
22,100 Youngor Group Co Ltd 24
42,700 YTO Express Group Co Ltd 100
29,921 Yum China Holdings, Inc 1,428
48,400 Yum China Holdings, Inc 2,292
49,200 Yunnan Aluminium Co Ltd 231
8,900 Yunnan Baiyao Group Co Ltd 72
24,081 Yunnan Yuntianhua Co Ltd 115
23,000 Zangge Mining Co Ltd 278
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 68
367,136 Zhaojin Mining Industry Co Ltd 1,450
28,200 Zhejiang China Commodities City Group Co Ltd 64
28,700 Zhejiang Chint Electrics Co Ltd 114
46,800 Zhejiang Dahua Technology Co Ltd 127

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
359,161 Zhejiang Expressway Co Ltd $ 331
21,793 Zhejiang Huayou Cobalt Co Ltd 213
16,200 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 85
39,200 Zhejiang Juhua Co Ltd 216
110,800 (a),(c) Zhejiang Leapmotor Technologies Ltd 694
55,900 Zhejiang Longsheng Group Co Ltd 85
16,304 Zhejiang NHU Co Ltd 59
24,800 Zhejiang Sanhua Intelligent Controls Co Ltd 197
9,420 Zhejiang Supcon Technology Co Ltd 67
35,400 Zhejiang Wanfeng Auto Wheel Co Ltd 81
15,790 Zhejiang Weiming Environment Protection Co Ltd 57
178,800 Zhejiang Zheneng Electric Power Co Ltd 127
32,300 Zhengzhou Yutong Bus Co Ltd 151
50,000 Zheshang Securities Co Ltd 77
14,180 Zhongji Innolight Co Ltd 1,232
65,800 Zhongjin Gold Corp Ltd 219
63,400 Zhongtai Securities Co Ltd 59
9,447 Zhuzhou CRRC Times Electric Co Ltd 69
98,767 Zhuzhou CSR Times Electric Co Ltd 478
1,262,404 Zijin Mining Group Co Ltd 5,780
264,346 Zijin Mining Group Co Ltd (Class A) 1,301
93,300 (a) Zoomlion Heavy Industry Science and Technology Co Ltd - A 115
56,800 ZTE Corp 308
168,000 (b) ZTE Corp (Class H) 587
89,884 ZTO Express Cayman, Inc 1,875
TOTAL CHINA 949,781
COLOMBIA - 0.0%
53,349 Grupo Cibest S.A. 977
96,825 Grupo Cibest S.A. 1,532
98,464 Interconexion Electrica S.A. ESP 643
TOTAL COLOMBIA 3,152
CONGO, THE DEMOCRATIC REPUBLIC OF THE - 0.0%
160,843 (a),(b) Ivanhoe Mines Ltd 1,829
TOTAL CONGO, THE DEMOCRATIC REPUBLIC OF THE 1,829
CZECH REPUBLIC - 0.0%
28,574 CEZ AS 1,798
15,902 Komercni Banka AS 897
56,991 (c) Moneta Money Bank AS 536
TOTAL CZECH REPUBLIC 3,231
DENMARK - 0.3%
150,663 Danske Bank AS 7,524
156,217 DSV AS 39,344
557,311 Novo Nordisk A.S. 28,266
76,124 Novozymes A.S. 4,870
358,225 (a) Zealand Pharma AS 26,026
TOTAL DENMARK 106,030
EGYPT - 0.0%
548,375 Commercial International Bank 1,184
325,621 Eastern Tobacco 253
152,192 Talaat Moustafa Group 256
TOTAL EGYPT 1,693
FINLAND - 0.0%
91,396 (b) Neste Oil Oyj 2,068
125,821 (b) Stora Enso Oyj (R Shares) 1,571
114,009 UPM-Kymmene Oyj 3,296
TOTAL FINLAND 6,935
FRANCE - 2.7%
124,971 Air Liquide 23,489
587,704 Airbus SE 136,479
12,324 Arkema 751
1,067,685 AXA S.A. 51,229

SHARES DESCRIPTION VALUE (000)
FRANCE (continued)
619,466 Compagnie de Saint-Gobain $ 62,995
168,907 Essilor International S.A. 53,408
9,797 Gecina S.A. 930
13,184 (b) ICADE 340
212,541 (b) Kering 74,270
234,993 (b) L'Oreal S.A. 100,886
226,375 LVMH Moet Hennessy Louis Vuitton S.A. 170,627
962,090 Orange S. A. 16,054
247,688 Safran S.A. 86,274
47,351 Sartorius Stedim Biotech 11,630
882,496 Societe Generale 71,044
443,537 Total S.A. 28,918
1,070,451 Veolia Environnement 37,249
TOTAL FRANCE 926,573
GERMANY - 2.4%
45,402 Allianz AG. 20,993
735,072 Aroundtown S.A. 2,276
192,815 BASF SE 10,146
664,838 (a) BK LC Lux Finco 2 Sarl 27,192
26,513 Brenntag SE 1,539
71,189 Deutsche Boerse AG. 18,710
530,039 (a) Deutsche Telekom AG. 17,253
25,932 Dr ING hc F Porsche AG. 1,381
1,676,344 E.ON AG. 31,741
55,369 Evonik Industries AG. 864
29,552 Hannover Rueckversicherung AG. 9,196
396,472 HeidelbergCement AG. 102,788
17,147 LEG Immobilien SE 1,251
1,010 OSRAM Licht AG. 63
44,820 Rheinmetall AG. 81,769
1,768,502 RWE AG. 93,707
634,554 SAP AG. 154,177
592,359 Siemens AG. 165,906
444,392 (a) Siemens Energy AG. 62,343
301,313 (a),(c) Siemens Healthineers AG. 15,794
28,686 Symrise AG. 2,324
181,145 Vonovia SE 5,213
TOTAL GERMANY 826,626
GREECE - 0.1%
462,956 Alpha Bank S.A. 1,946
3,368,917 Eurobank S.A. 13,545
5,760 (a),(d) FF Group   0^
34,237 Hellenic Telecommunications Organization S.A. 678
24,496 JUMBO S.A. 803
184,215 National Bank of Greece S.A. 2,810
39,998 OPAP S.A. 898
237,252 Piraeus Bank S.A. 1,894
37,234 Public Power Corp 796
TOTAL GREECE 23,370
HONG KONG - 0.4%
7,481,200 AIA Group Ltd 77,005
976,000 Hang Lung Properties Ltd 1,081
363,000 Henderson Land Development Co Ltd 1,315
251,700 Hong Kong Exchanges and Clearing Ltd 13,169
612,200 Hongkong Land Holdings Ltd 4,253
532,000 (a) J&T Global Express Ltd 716
441,739 Link REIT 1,972
425,000 New World Development Co Ltd 398
28,000 (b) Orient Overseas International Ltd 451
2,573,419 Prudential plc 39,587
834,250 Sino Biopharmaceutical Ltd 664
370,000 Sun Hung Kai Properties Ltd 4,505

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HONG KONG (continued)
301,000 Wharf Real Estate Investment Co Ltd $ 951
45,500 (a) Zijin Gold International Co Ltd 854
TOTAL HONG KONG 146,921
HUNGARY - 0.0%
87,941 MOL Hungarian Oil & Gas plc 788
47,481 OTP Bank Rt 5,091
11,229 Richter Gedeon Rt 340
TOTAL HUNGARY 6,219
INDIA - 1.4%
11,741 ABB Ltd India 676
35,166 Adani Enterprises Ltd 876
115,966 Adani Ports & Special Economic Zone Ltd 1,898
636,580 (a) Adani Power Ltd 1,012
4,163 Alkem Laboratories Ltd 255
138,501 Ambuja Cements Ltd 858
38,902 APL Apollo Tubes Ltd 829
44,809 Apollo Hospitals Enterprise Ltd 3,514
635,720 Ashok Leyland Ltd 1,269
81,163 Asian Paints Ltd 2,504
26,353 Astral Ltd 408
77,498 (c) AU Small Finance Bank Ltd 858
21,109 Aurobindo Pharma Ltd 278
35,213 (a),(c) Avenue Supermarts Ltd 1,483
955,149 Axis Bank Ltd 13,506
14,716 Bajaj Auto Ltd 1,531
591,394 Bajaj Finance Ltd 6,503
82,562 Bajaj Finserv Ltd 1,876
5,777 Bajaj Holdings & Investment Ltd 728
17,867 Balkrishna Industries Ltd 462
234,435 Bank of Baroda 773
2,822,792 Bharat Electronics Ltd 12,565
53,096 Bharat Forge Ltd 870
232,561 Bharat Heavy Electricals Ltd 744
324,992 Bharat Petroleum Corp Ltd 1,390
1,835,486 Bharti Airtel Ltd 43,082
1,603 Bosch Ltd 643
23,268 Britannia Industries Ltd 1,561
42,694 BSE Ltd 1,252
15,370 Cadila Healthcare Ltd 157
418,229 Canara Bank 721
57,293 CG Power & Industrial Solutions Ltd 413
90,772 Cholamandalam Investment and Finance Co Ltd 1,722
146,636 Cipla Ltd 2,465
392,070 Coal India Ltd 1,742
26,221 Colgate-Palmolive India Ltd 606
16,278 Coromandel International Ltd 411
30,294 Cummins India Ltd 1,495
114,849 Dabur India Ltd 644
9,839 Divi's Laboratories Ltd 699
7,788 Dixon Technologies India Ltd 1,051
163,332 DLF Ltd 1,250
42,963 Dr Reddy's Laboratories Ltd 607
29,248 Eicher Motors Ltd 2,381
46,475 Fortis Healthcare Ltd 457
176,088 (a) FSN E-Commerce Ventures Ltd 520
501,589 GAIL India Ltd 962
14,049 GE T&D India Ltd 490
578,863 (a) GMR Infrastructure Ltd 673
88,770 Godrej Consumer Products Ltd 1,208
32,296 (a) Godrej Properties Ltd 720
58,763 Grasim Industries Ltd 1,850
49,057 Havells India Ltd 778

SHARES DESCRIPTION VALUE (000)
INDIA (continued)
200,467 HCL Technologies Ltd $ 3,623
42,080 (c) HDFC Asset Management Co Ltd 1,252
2,392,507 HDFC Bank Ltd 26,430
773,406 HDFC Bank Ltd (ADR) 28,260
208,994 (c) HDFC Life Insurance Co Ltd 1,746
25,648 Hero Honda Motors Ltd 1,648
286,639 Hindalco Industries Ltd 2,829
43,047 Hindustan Aeronautics Ltd 2,104
173,480 Hindustan Lever Ltd 4,471
205,332 Hindustan Petroleum Corp Ltd 1,141
2,871 Hitachi Energy India Ltd 585
35,114 Hyundai Motor India Ltd 898
2,043,673 ICICI Bank Ltd 30,587
52,052 (c) ICICI Lombard General Insurance Co Ltd 1,138
77,399 (c) ICICI Prudential Life Insurance Co Ltd 576
734,090 IDFC First Bank Ltd 700
186,034 Indian Hotels Co Ltd 1,531
613,707 Indian Oil Corp Ltd 1,138
52,717 Indian Railway Catering & Tourism Corp Ltd 402
286,022 (a) Indus Towers Ltd 1,334
124,400 (a) IndusInd Bank Ltd 1,197
77,400 Info Edge India Ltd 1,149
699,650 Infosys Technologies Ltd 12,600
40,317 (c) InterGlobe Aviation Ltd 2,274
633,175 ITC Ltd 2,842
72,617 Jindal Stainless Ltd 679
78,291 Jindal Steel & Power Ltd 918
95,252 JSW Energy Ltd 512
132,576 JSW Steel Ltd 1,720
82,800 Jubilant Foodworks Ltd 515
89,103 Kalyan Jewellers India Ltd 482
230,864 Kotak Mahindra Bank Ltd 5,663
175,860 (a),(d) Kwality Wall's India Ltd 79
142,410 Larsen & Toubro Ltd 6,472
15,937 (c) LTIMindtree Ltd 1,076
18,707 Lupin Ltd 439
64,632 (c) Macrotech Developers Ltd 764
196,940 Mahindra & Mahindra Ltd 8,133
26,501 Mankind Pharma Ltd 649
112,761 Marico Ltd 941
26,693 Maruti Suzuki India Ltd 4,964
132,005 Max Healthcare Institute Ltd 1,535
23,116 Mphasis Ltd 717
538 MRF Ltd 915
25,175 Muthoot Finance Ltd 1,068
144,132 Nestle India Ltd 2,065
698,140 NHPC Ltd 616
699,006 NMDC Ltd 647
921,457 NTPC Ltd 3,382
21,021 Oberoi Realty Ltd 391
676,043 Oil & Natural Gas Corp Ltd 1,809
106,150 Oil India Ltd 501
54,220 (a) One 97 Communications Ltd 784
4,796 Oracle Financial Services Software Ltd 411
1,343 Page Industries Ltd 539
73,760 (a) PB Fintech Ltd 1,500
23,594 Persistent Systems Ltd 1,647
160,076 Petronet LNG Ltd 506
42,544 Phoenix Mills Ltd 878
16,706 PI Industries Ltd 603
66,822 Pidilite Industries Ltd 1,102
11,459 Polycab India Ltd 973

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INDIA (continued)
317,061 Power Finance Corp Ltd $ 1,255
982,050 Power Grid Corp of India Ltd 2,896
37,458 Prestige Estates Projects Ltd 665
510,838 Punjab National Bank 703
114,957 Rail Vikas Nigam Ltd 457
251,732 REC Ltd 1,001
3,364,244 Reliance Industries Ltd 58,870
4,557,381 Reliance Strategic Investments Ltd 14,968
949,127 Samvardhana Motherson International Ltd 1,268
59,328 SBI Cards & Payment Services Ltd 569
96,632 (c) SBI Life Insurance Co Ltd 2,190
2,015 Shree Cement Ltd 596
299,859 Shriram Finance Ltd 3,328
10,686 (a) Siemens Energy India Ltd 304
19,607 Siemens India Ltd 669
5,919 Solar Industries India Ltd 807
31,219 SRF Ltd 1,070
388,481 State Bank of India 4,250
179,248 Sun Pharmaceutical Industries Ltd 3,432
14,296 Sundaram Finance Ltd 841
14,018 Supreme Industries Ltd 523
2,189,330 (a) Suzlon Energy Ltd 1,285
291,287 (a) Swiggy Ltd 1,254
26,229 Tata Communications Ltd 533
190,505 (a) Tata Consultancy Services Ltd 6,807
128,932 Tata Consumer Products Ltd 1,710
417,275 (a) Tata Motors Ltd 1,929
444,088 Tata Motors Ltd 1,817
351,934 Tata Power Co Ltd 1,488
1,586,707 Tata Steel Ltd 3,179
115,444 Tech Mahindra Ltd 2,045
75,661 Titan Co Ltd 3,416
44,187 Torrent Pharmaceuticals Ltd 1,891
37,952 Torrent Power Ltd 552
39,253 Trent Ltd 1,872
23,025 Tube Investments of India Ltd 670
51,022 TVS Motor Co Ltd 2,114
25,088 Ultra Tech Cement Ltd 3,292
325,195 Union Bank of India 557
64,292 United Spirits Ltd 1,033
108,317 UPL Ltd 959
291,541 Varun Beverages Ltd 1,592
296,154 Vedanta Ltd 1,993
389,472 (a) Vishal Mega Mart Ltd 591
5,827,309 (a) Vodafone Idea Ltd 699
46,399 Voltas Ltd 703
18,652 WAAREE Energies Ltd 617
563,307 Wipro Ltd 1,651
3,381,143 (a) Yes Bank Ltd 813
514,011 (a) Zomato Ltd 1,593
TOTAL INDIA 466,593
INDONESIA - 0.1%
3,112,600 (a) Amman Mineral Internasional PT 1,198
4,266,568 Astra International Tbk PT 1,712
11,650,400 Bank Central Asia Tbk PT 5,626
3,141,700 Bank Negara Indonesia Persero Tbk PT 821
45,499,493 Bank Rakyat Indonesia 9,965
4,879,526 (a) Barito Pacific Tbk PT 954
1,692,400 (a) Barito Renewables Energy Tbk PT 984
11,989,300 (a) Bumi Resources Minerals Tbk PT 790
1,870,355 Chandra Asri Pacific Tbk PT 783
1,537,300 Charoen Pokphand Indonesia Tbk PT 415

SHARES DESCRIPTION VALUE (000)
INDONESIA (continued)
190,392,200 (a) GoTo Gojek Tokopedia Tbk PT $ 728
4,838,200 Petrindo Jaya Kreasi Tbk PT 677
7,874,494 PT Bank Mandiri Persero Tbk 2,401
211,800 (a) PT Dian Swastatika Sentosa Tbk 1,283
929,200 PT Indofood Sukses Makmur Tbk 377
301,798 PT United Tractors Tbk 534
4,067,900 Sumber Alfaria Trijaya Tbk PT 481
10,474,795 Telkom Indonesia Persero Tbk PT 2,192
TOTAL INDONESIA 31,921
IRELAND - 0.2%
6,515,024 AIB Group plc 69,648
TOTAL IRELAND 69,648
ISRAEL - 0.0%
167,292 Israel Chemicals Ltd 962
197,300 (a) Teva Pharmaceutical Industries Ltd (ADR) 6,158
TOTAL ISRAEL 7,120
ITALY - 0.5%
498,984 Assicurazioni Generali S.p.A. 20,852
441,876 ENI S.p.A. 8,376
59,133 Ferrari NV 21,974
594,959 Moncler S.p.A 38,030
1,792,481 PRADA S.p.A 10,364
989,291 UniCredit S.p.A 81,940
TOTAL ITALY 181,536
JAPAN - 5.5%
1,269 (a) Activia Properties, Inc 1,140
967,700 Advantest Corp 122,364
585 (a) Aeon Co Ltd 9
724,200 Ajinomoto Co, Inc 15,310
265,500 (a) Asahi Kasei Corp 2,360
296,000 Chugai Pharmaceutical Co Ltd 15,529
2,865,391 Daiichi Sankyo Co Ltd, Reg S 60,845
44,200 (a) Daito Trust Construction Co Ltd 842
835 (a) Daiwa House REIT Investment Corp 763
584,800 (a) ENEOS Holdings, Inc 4,138
1,357,700 Fujitsu Ltd 37,314
8,208,920 Hitachi Ltd 257,445
286,000 (a) Hoya Corp 43,378
201,300 (b) Hulic Co Ltd 2,202
974 (a) Hulic Reit, Inc 1,096
167,000 (a) Idemitsu Kosan Co Ltd 1,264
190,400 Inpex Holdings, Inc 3,808
8 Invincible Investment Corp 3
4 Japan Retail Fund Investment Corp 3
1,172,900 Japan Tobacco, Inc 42,157
124,300 (a) JFE Holdings, Inc 1,585
696,800 (a) Kansai Electric Power Co, Inc 10,943
615,000 KDDI Corp 10,644
341 Kenedix Realty Investment Corp 383
79,700 (a) Keyence Corp 28,829
276,600 (a) Mitsubishi Chemical Holdings Corp 1,619
4,628,900 Mitsubishi Electric Corp 134,964
475,573 Mitsubishi Estate Co Ltd 11,554
3,213,800 (a) Mitsubishi Heavy Industries Ltd 78,457
11,622,800 Mitsubishi UFJ Financial Group, Inc 184,466
2,100,200 Mitsui & Co Ltd 62,370
29,950 Mitsui Fudosan Co Ltd 340
6,267 (a) Mitsui Fudosan Logistics Park, Inc 4,875
370 (a) Mori Hills REIT Investment Corp 352
788,200 (a) Murata Manufacturing Co Ltd 16,291
1,080,400 Nintendo Co Ltd 72,943
204,800 (b) Nippon Paint Co Ltd 1,371

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
JAPAN (continued)
1,045,000 (a) Nippon Steel Corp $ 4,276
6,001,000 Nippon Telegraph & Telephone Corp 6,058
152,700 Nitto Denko Corp 3,636
1,003 (a) Nomura Real Estate Master Fund, Inc 1,108
1,354 Orix JREIT, Inc 918
179,300 Sekisui House Ltd 4,001
364,500 Shin-Etsu Chemical Co Ltd 11,322
1,321,600 Softbank Group Corp 37,075
12,574,925 Sony Corp 322,559
1,190,100 (a) Sony Financial Holdings, Inc 1,261
4,280 Star Asia Investment Corp 1,685
53,400 Sumitomo Metal Mining Co Ltd 2,138
4,141,403 Sumitomo Mitsui Financial Group, Inc 133,193
40 Sumitomo Realty & Development Co Ltd 1
37,400 (a) Taiyo Nippon Sanso Corp 1,117
326,800 Tokyo Tatemono Co Ltd 7,409
299,600 (a) Toray Industries, Inc 1,953
4,358,705 Toyota Motor Corp 93,612
622 United Urban Investment Corp 725
TOTAL JAPAN 1,868,003
KOREA, REPUBLIC OF - 1.6%
10,397 (a) Alteogen, Inc 3,244
6,152 Amorepacific Corp 509
5,135 APR Corp 823
31,573 Celltrion, Inc 3,962
11,755 (a) Coway Co Ltd 708
11,566 Daewoo International Corp 399
29,056 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 2,294
9,843 Dongbu Insurance Co Ltd 894
11,971 Doosan Bobcat, Inc 479
1,610 Doosan Corp 875
360,404 (a) Doosan Heavy Industries and Construction Co Ltd 18,851
10,491 (a) Ecopro BM Co Ltd 1,067
21,653 Ecopro Co Ltd 1,364
58,461 Hana Financial Group, Inc 3,814
5,179 (a) Hanjin Kal Corp 444
15,687 Hankook Tire & Technology Co Ltd 636
9,340 Hanmi Semiconductor Co Ltd 828
238 (a) Hanwha Chemical Corp 4
16,437 (a) Hanwha Systems Co Ltd 621
9,310 HD Hyundai Co Ltd 1,219
4,939 HD Hyundai Electric Co Ltd 2,652
7,354 HD Hyundai Heavy Industries Co Ltd 2,592
3,325 HD Hyundai Marine Solution Co Ltd 446
25,286 (a) HLB, Inc 891
49,182 HMM Co Ltd 699
4,840 HYBE Co Ltd 1,107
114,791 Hynix Semiconductor, Inc 51,986
1,186 (a) Hyosung Heavy Industries Corp 1,465
7,991 Hyundai Glovis Co Ltd 1,003
8,937 Hyundai Heavy Industries 2,522
12,610 Hyundai Mobis 3,272
28,075 Hyundai Motor Co 5,798
7,485 Hyundai Motor Co Ltd (2nd Preference) 1,106
4,838 Hyundai Motor Co Ltd (Preference) 693
16,224 Hyundai Rotem Co Ltd 2,116
59,187 Industrial Bank of Korea 860
65,344 Kakao Corp 2,725
34,954 KakaoBank Corp 524
76,170 KB Financial Group, Inc 6,557
50,124 Kia Motors Corp 4,249
15,538 Korea Aerospace Industries Ltd 1,231

SHARES DESCRIPTION VALUE (000)
KOREA, REPUBLIC OF (continued)
54,914 (a) Korea Electric Power Corp $ 1,802
9,076 Korea Investment Holdings Co Ltd 1,022
838 Korea Zinc Co Ltd 763
37,540 (a) Korean Air Lines Co Ltd 587
6,172 (a),(c) Krafton, Inc 1,052
20,142 KT&G Corp 1,987
10,401 LG Chem Ltd 2,406
18,991 LG Corp 1,064
64,962 (a) LG Display Co Ltd 534
22,444 LG Electronics, Inc 1,432
9,907 (a) LG Energy Solution Ltd 2,534
1,929 LG Household & Health Care Ltd 346
45,343 LG Telecom Ltd 463
2,842 (a) LIG Nex1 Co Ltd 828
3,214 (a) LS Electric Co Ltd 1,030
16,593 Meritz Financial Group, Inc 1,303
42,087 Mirae Asset Daewoo Co Ltd 683
29,669 Naver Corp 4,987
15,384 POSCO 3,261
7,406 POSCO Future M Co Ltd 962
2,405 (a),(c) Samsung Biologics Co Ltd 2,824
18,005 (a) Samsung C&T Corp 2,990
11,869 (a) Samsung Electro-Mechanics Co Ltd 2,101
3,836,707 Samsung Electronics Co Ltd 321,573
171,488 Samsung Electronics Co Ltd (Preference) 10,644
789 (a) Samsung Episholdings Co Ltd 407
6,312 Samsung Fire & Marine Insurance Co Ltd 2,178
149,258 (a) Samsung Heavy Industries Co Ltd 2,496
17,125 Samsung Life Insurance Co Ltd 1,872
12,717 (a) Samsung SDI Co Ltd 2,378
9,157 (a) Samsung SDS Co Ltd 1,090
7,037 (a) Samsung Techwin Co Ltd 4,595
899 Samyang Foods Co Ltd 768
92,011 Shinhan Financial Group Co Ltd 4,900
12,138 (a) SK Biopharmaceuticals Co Ltd 1,049
14,597 SK Innovation Co Ltd 1,024
19,499 (a) SK Square Co Ltd 4,966
21,222 SK Telecom Co Ltd 788
7,628 SK, Inc 1,361
9,260 (a) S-Oil Corp 533
138,414 Woori Financial Group, Inc 2,686
30,520 Woori Investment & Securities Co Ltd 447
4,648 (a) Yuhan Corp 362
TOTAL KOREA, REPUBLIC OF 540,607
KUWAIT - 0.0%
322,612 Boubyan Bank KSCP 750
442,788 Gulf Bank KSCP 513
2,334,540 Kuwait Finance House KSCP 6,151
144,466 Mabanee Co SAK 512
412,744 Mobile Telecommunications Co KSCP 696
1,744,694 National Bank of Kuwait SAKP 5,752
490,663 (a) Warba Bank KSCP 467
TOTAL KUWAIT 14,841
LUXEMBOURG - 0.0%
101,331 ArcelorMittal S.A. 4,653
28,811 Reinet Investments S.C.A 1,009
TOTAL LUXEMBOURG 5,662
MACAU - 0.0%
2,167,000 Galaxy Entertainment Group Ltd 10,685
TOTAL MACAU 10,685
MALAYSIA - 0.1%
512,800 AMMB Holdings BHD 821

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MALAYSIA (continued)
586,443 Axiata Group Bhd $ 364
1,707,279 Bumiputra-Commerce Holdings BHD 3,467
759,600 Digi.Com BHD 597
1,000,461 Gamuda BHD 1,225
138,900 Hong Leong Bank BHD 758
170,900 IHH Healthcare Bhd 369
538,500 IOI Corp BHD 531
104,743 (a) Kuala Lumpur Kepong BHD 516
1,269,800 Malayan Banking BHD 3,278
496,400 Maxis Bhd 463
282,508 MISC Bhd 543
722,509 (c) MR DIY Group M Bhd 272
13,900 Nestle Malaysia Bhd 390
517,000 Petronas Chemicals Group Bhd 462
69,600 Petronas Dagangan BHD 342
166,116 Petronas Gas BHD 743
774,258 Press Metal Aluminium Holdings Bhd 1,358
3,048,500 Public Bank Bhd 3,409
330,975 QL Resources Bhd 309
370,428 RHB Capital BHD 704
432,600 Sime Darby Plantation Bhd 611
527,400 Sunway BHD 730
250,450 Telekom Malaysia BHD 497
553,576 Tenaga Nasional BHD 1,870
554,887 YTL Corp BHD 278
584,900 YTL Power International BHD 476
TOTAL MALAYSIA 25,383
MEXICO - 0.4%
782,300 (b) Alfa S.A. de C.V. (Class A) 684
3,819,099 America Movil SAB de C.V. 3,951
110,000 Arca Continental SAB de C.V. 1,190
108,681 (a) BBB Foods, Inc 3,629
3,213,594 Cemex S.A. de C.V. 3,689
112,665 (b) Coca-Cola Femsa SAB de C.V. 1,070
611,600 Fibra Uno Administracion S.A. de C.V. 917
361,800 (a),(b) Fomento Economico Mexicano S.A. de C.V. 3,654
569,757 Fomento Economico Mexicano SAB de C.V. (ADR) 57,585
47,758 Fresnillo plc 2,130
32,185 (a) Gruma SAB de C.V. 554
60,600 Grupo Aeroportuario del Centro Norte Sab de C.V. 820
82,011 (b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 2,154
38,365 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,234
275,100 (b) Grupo Bimbo S.A. de C.V. (Series A) 903
118,900 (b) Grupo Carso S.A. de C.V. (Series A1) 779
72,900 (b) Grupo Comercial Chedraui S.a. DE C.V. 499
3,424,007 Grupo Financiero Banorte S.A. de C.V. 31,743
316,227 Grupo Financiero Inbursa S.A. 765
654,623 Grupo Mexico S.A. de C.V. (Series B) 6,181
41,986 (a),(b) Industrias Penoles S.A. de C.V. 2,207
323,600 (b) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 690
221,713 ProLogis Property Mexico S.A. de C.V. 929
39,195 Promotora y Operadora de Infraestructura SAB de C.V. 582
18,963 Southern Copper Corp 2,721
1,092,400 Wal-Mart de Mexico SAB de C.V. 3,405
TOTAL MEXICO 134,665
NETHERLANDS - 1.6%
36,895 Akzo Nobel NV 2,567
237 (a) Argenx SE 200
49,416 (a) Argenx SE 41,684
286,849 ASML Holding NV 309,085
277,084 (c) Euronext NV 41,623
230,511 Heineken NV 19,019

SHARES DESCRIPTION VALUE (000)
NETHERLANDS (continued)
12,770 IMCD NV $ 1,159
3,747,895 ING Groep NV 105,347
4,258,541 Koninklijke KPN NV 19,899
104,259 (a),(b) Magnum Ice Cream Co NV 1,655
TOTAL NETHERLANDS 542,238
NORWAY - 0.0%
68,269 Aker BP ASA 1,737
165,707 (a) Equinor ASA 3,908
299,194 Norsk Hydro ASA 2,309
TOTAL NORWAY 7,954
PERU - 0.0%
35,036 Cia de Minas Buenaventura S.A. (ADR) (Series B) 975
14,221 Credicorp Ltd 4,081
TOTAL PERU 5,056
PHILIPPINES - 0.0%
51,310 (a) Ayala Corp 408
1,449,770 Ayala Land, Inc 553
388,134 Bank of the Philippine Islands 766
518,465 BDO Unibank, Inc 1,184
214,290 International Container Term Services, Inc 2,056
104,148 Jollibee Foods Corp 318
62,584 Manila Electric Co 611
392,723 Metropolitan Bank & Trust 457
16,198 PLDT, Inc 347
48,570 SM Investments Corp 578
2,159,000 SM Prime Holdings 835
TOTAL PHILIPPINES 8,113
POLAND - 0.1%
168,175 (a),(c) Allegro.eu S.A. 1,443
132,658 (a) Bank Millennium S.A. 612
38,913 Bank Pekao S.A. 2,207
8,727 Bank Zachodni WBK S.A. 1,319
3,087 (a) BRE Bank S.A. 913
2,774 Budimex S.A. 491
11,725 (a) CCC S.A. 389
13,729 CD Projekt S.A. 917
105,180 (a),(c) Dino Polska S.A. 1,208
29,484 KGHM Polska Miedz S.A. 2,291
238 LPP S.A. 1,375
191,563 (a) PGE Polska Grupa Energetyczna S.A. 468
122,040 Polski Koncern Naftowy Orlen S.A. 3,258
184,719 Powszechna Kasa Oszczednosci Bank Polski S.A. 4,360
127,677 Powszechny Zaklad Ubezpieczen S.A. 2,363
75,396 (a) Zabka Group S.A. 480
TOTAL POLAND 24,094
PORTUGAL - 0.0%
90,140 Galp Energia SGPS S.A. 1,552
600,139 Jeronimo Martins SGPS S.A. 14,281
TOTAL PORTUGAL 15,833
QATAR - 0.0%
466,783 Barwa Real Estate Co 335
670,830 Commercial Bank PSQC 774
368,388 Dukhan Bank 354
327,576 Industries Qatar QSC 1,073
1,274,072 Masraf Al Rayan QSC 768
1,197,337 Mesaieed Petrochemical Holding Co 359
200,475 Ooredoo QPSC 717
93,998 Qatar Electricity & Water Co QSC 389
126,309 Qatar Fuel QSC 526
588,476 Qatar Gas Transport Co Ltd 725
209,871 Qatar International Islamic Bank QSC 659
376,711 Qatar Islamic Bank SAQ 2,479

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
QATAR (continued)
974,726 Qatar National Bank QPSC $ 4,995
TOTAL QATAR 14,153
ROMANIA - 0.0%
127,370 NEPI Rockcastle NV 1,122
TOTAL ROMANIA 1,122
RUSSIA - 0.0%
12,672 (a),(b),(d) Ozon Holdings plc (ADR)   0^
211,169 (a),(d) VTB Bank PJSC (GDR) Tradegate, Reg S 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.2%
32,796 (a) ACWA Power Co 1,589
75,989 Ades Holding Co 353
412,278 Al Rajhi Bank 10,709
261,242 Alinma Bank 1,698
103,648 Almarai Co JSC 1,196
190,543 Arab National Bank 1,098
5,003 Arabian Internet & Communications Services Co 300
154,317 Bank AlBilad 1,019
126,392 (a) Bank Al-Jazira 375
261,336 Banque Saudi Fransi 1,172
17,355 Bupa Arabia for Cooperative Insurance Co 643
15,674 Co for Cooperative Insurance 489
2,666 Dallah Healthcare Co 89
110,967 (a) Dar Al Arkan Real Estate Development Co 472
7,188 Dr Sulaiman Al Habib Medical Services Group Co 493
5,114 Elm Co 1,020
79,144 Etihad Etisalat Co 1,391
124,175 (a) Jabal Omar Development Co 488
123,032 Jarir Marketing Co 419
21,350 Makkah Construction & Development Co 453
7,948 Mouwasat Medical Services Co 141
306,933 Riyad Bank 2,221
49,696 SABIC Agri-Nutrients Co 1,465
78,866 Sahara International Petrochemical Co 315
7,662 SAL Saudi Logistics Services 328
287,420 (a) Saudi Arabian Mining Co 4,669
1,270,208 (c) Saudi Arabian Oil Co 8,066
211,377 Saudi Awwal Bank 1,823
189,363 Saudi Basic Industries Corp 2,590
175,381 Saudi Electricity Co 657
130,453 Saudi Investment Bank 456
617,961 Saudi National Bank 6,241
7,129 (a) Saudi Research & Media Group 237
10,024 Saudi Tadawul Group Holding Co 375
419,164 Saudi Telecom Co 4,800
57,973 Yanbu National Petrochemical Co 425
TOTAL SAUDI ARABIA 60,275
SINGAPORE - 0.6%
729,000 Ascendas REIT 1,603
32,201 CapitaLand Ascott Trust 24
589,042 Capitaland Investment Ltd 1,239
105,492 CapitaMall Trust 196
2,329,280 DBS Group Holdings Ltd 102,033
4,160,061 Oversea-Chinese Banking Corp 63,912
2,003,800 Singapore Exchange Ltd 26,378
TOTAL SINGAPORE 195,385
SOUTH AFRICA - 0.4%
178,862 Absa Group Ltd 2,585
56,034 Anglo American Platinum Ltd 4,746
1,469,600 Anglo American plc 60,786
71,402 Bid Corp Ltd 1,819
67,901 Bidvest Group Ltd 974

SHARES DESCRIPTION VALUE (000)
SOUTH AFRICA (continued)
18,364 Capitec Bank Holdings Ltd $ 4,610
49,822 (a) Clicks Group Ltd 1,015
121,762 Discovery Ltd 1,673
1,061,841 FirstRand Ltd 5,819
188,028 Gold Fields Ltd 8,199
120,993 Harmony Gold Mining Co Ltd 2,427
189,813 Impala Platinum Holdings Ltd 2,983
365,669 MTN Group Ltd 3,744
164,817 Naspers Ltd 10,992
98,526 Nedbank Group Ltd 1,584
75,674 Northam Platinum Holdings Ltd 1,536
187,048 OUTsurance Group Ltd 809
754,471 (a),(c) Pepkor Holdings Ltd 1,205
107,914 Remgro Ltd 1,184
379,813 Sanlam Ltd 2,259
124,495 Sasol Ltd 794
99,252 Shoprite Holdings Ltd 1,619
596,515 (b) Sibanye Stillwater Ltd 2,175
276,515 Standard Bank Group Ltd 4,850
129,356 Vodacom Group Ltd 1,104
TOTAL SOUTH AFRICA 131,491
SPAIN - 1.4%
7,368,107 Banco Bilbao Vizcaya Argentaria S.A. 172,835
17,473,196 Banco Santander S.A. 205,668
3,191,062 CaixaBank S.A. 39,015
2,258,678 Iberdrola S.A. 48,908
108,528 (a),(b),(d) Let's GOWEX S.A. 1
20,226 Merlin Properties Socimi S.A. 295
250,037 (a) Repsol YPF S.A. 4,665
TOTAL SPAIN 471,387
SWEDEN - 0.4%
1,772,571 Assa Abloy AB 68,476
871,894 Atlas Copco AB 15,522
61,404 Boliden AB 3,401
470,421 (a),(b) Fastighets AB Balder 3,472
16,467 Holmen AB 632
834,086 Sandvik AB 26,942
TOTAL SWEDEN 118,445
SWITZERLAND - 1.2%
1,526,990 ABB Ltd 112,566
412,396 Cie Financiere Richemont S.A. 88,934
40,177 DSM-Firmenich AG. 3,241
1,516 (b) EMS-Chemie Holding AG. 1,046
205,704 Galderma Group AG. 41,888
6,625 Givaudan S.A. 26,210
171,567 Lonza Group AG. 115,674
12,247 PSP Swiss Property AG. 2,216
66,066 (b) SIG Group AG. 942
12,247 Swiss Prime Site AG. 1,901
TOTAL SWITZERLAND 394,618
TAIWAN - 2.7%
107,000 Accton Technology Corp 4,038
101,725 Advantech Co Ltd 930
16,299 Alchip Technologies Ltd 1,819
698,000 ASE Technology Holding Co Ltd 5,504
486,000 Asia Cement Corp 575
69,000 Asia Vital Components Co Ltd 3,312
6,000 ASPEED Technology, Inc 1,380
148,000 Asustek Computer, Inc 2,573
37,000 Bizlink Holding, Inc 1,788
217,000 (a) Caliway Biopharmaceuticals Co Ltd 1,071
113,189 Catcher Technology Co Ltd 748

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TAIWAN (continued)
2,011,947 Cathay Financial Holding Co Ltd $ 4,853
324,564 Chailease Holding Co Ltd 1,088
1,443,836 Chang Hwa Commercial Bank 939
377,000 Cheng Shin Rubber Industry Co Ltd 354
618,000 China Airlines 397
3,364,983 China Development Financial Holding Corp 1,845
2,500,517 China Steel Corp 1,511
3,506,000 Chinatrust Financial Holding Co 5,602
81,000 Chroma ATE, Inc 2,003
794,849 Chunghwa Telecom Co Ltd 3,304
916,000 Compal Electronics, Inc 885
410,000 Delta Electronics, Inc 12,507
182,916 E Ink Holdings, Inc 1,149
3,061,477 E.Sun Financial Holding Co Ltd 3,289
40,000 Eclat Textile Co Ltd 489
63,000 Elite Material Co Ltd 3,301
13,546 eMemory Technology, Inc 744
569,000 Eva Airways Corp 662
230,292 Evergreen Marine Corp Taiwan Ltd 1,389
653,000 Far Eastern Textile Co Ltd 577
369,000 Far EasTone Telecommunications Co Ltd 1,036
97,245 Feng TAY Enterprise Co Ltd 360
2,444,857 First Financial Holding Co Ltd 2,286
762,000 Formosa Chemicals & Fibre Corp 777
818,000 Formosa Plastics Corp 1,014
33,770 Fortune Electric Co Ltd 819
1,762,817 Fubon Financial Holding Co Ltd 5,395
2,255,312 Fuhwa Financial Holdings Co Ltd 2,818
113,000 Gigabyte Technology Co Ltd 894
18,000 Global Unichip Corp 1,210
55,274 Globalwafers Co Ltd 713
68,000 Gold Circuit Electronics Ltd 1,485
2,643,077 Hon Hai Precision Industry Co, Ltd 19,375
64,952 Hotai Motor Co Ltd 1,135
1,926,416 Hua Nan Financial Holdings Co Ltd 1,901
1,611,676 InnoLux Display Corp 875
48,000 International Games System Co Ltd 1,101
576,000 Inventec Co Ltd 786
18,670 Jentech Precision Industrial Co Ltd 1,628
13,000 King Slide Works Co Ltd 1,552
232,000 King Yuan Electronics Co Ltd 1,826
21,063 Largan Precision Co Ltd 1,667
416,000 Lite-On Technology Corp 2,164
18,000 Lotes Co Ltd 742
521,879 (a) MediaTek, Inc 23,696
2,509,412 Mega Financial Holding Co Ltd 3,196
1,096,000 Nan Ya Plastics Corp 2,096
36,000 Nien Made Enterprise Co Ltd 414
123,000 Novatek Microelectronics Corp Ltd 1,462
424,000 Pegatron Corp 925
23,304 PharmaEssentia Corp 348
119,522 President Chain Store Corp 842
568,721 Quanta Computer, Inc 4,912
105,000 Realtek Semiconductor Corp 1,630
823,259 Shanghai Commercial & Savings Bank Ltd 1,063
2,603,558 SinoPac Financial Holdings Co Ltd 2,369
4,453,541 Taishin Financial Holdings Co Ltd 2,891
1,492,334 Taiwan Business Bank 760
1,414,579 Taiwan Cement Corp 1,043
2,316,757 Taiwan Cooperative Financial Holding Co Ltd 1,792
372,000 Taiwan High Speed Rail Corp 331
374,447 Taiwan Mobile Co Ltd 1,292

SHARES DESCRIPTION VALUE (000)
TAIWAN (continued)
14,431,349 Taiwan Semiconductor Manufacturing Co Ltd $ 709,406
252,000 Teco Electric and Machinery Co Ltd 675
279,888 Unimicron Technology Corp 1,954
1,011,450 Uni-President Enterprises Corp 2,480
2,385,000 United Microelectronics Corp 3,724
236,047 Vanguard International Semiconductor Corp 689
145,810 Wan Hai Lines Ltd 365
642,000 Wistron Corp 3,068
24,000 Wiwynn Corp 3,419
349,572 Yageo Corp 2,562
372,000 Yang Ming Marine Transport 658
152,000 Zhen Ding Technology Holding Ltd 685
TOTAL TAIWAN 904,932
THAILAND - 0.1%
246,600 Advanced Info Service PCL 2,442
911,800 Airports of Thailand PCL 1,534
914,400 Bangkok Dusit Medical Services PCL 560
47,800 Bumrungrad Hospital PCL 239
428,100 Central Pattana PCL 750
787,900 Charoen Pokphand Foods PCL 545
1,207,400 CP ALL plc 1,658
394,031 CP AXTRA PCL 196
654,200 Delta Electronics Thailand PCL 3,570
960,033 (a) Gulf Development PCL 1,267
115,400 Kasikornbank PCL (Foreign) 712
820,000 Krung Thai Bank PCL 735
702,400 Minor International PCL 540
337,700 PTT Exploration & Production PCL 1,204
2,364,800 PTT PCL 2,401
194,900 SCB X PCL 857
168,600 Siam Cement PCL 981
5,556,800 TMB Bank PCL (Foreign) 356
100,100 True Corp PCL 35
2,085,726 True Corp PCL 721
TOTAL THAILAND 21,303
TURKEY - 0.0%
663,443 Akbank TAS 1,076
299,202 Aselsan Elektronik Sanayi Ve Ticaret AS 1,612
94,607 BIM Birlesik Magazalar AS 1,181
744,560 Eregli Demir ve Celik Fabrikalari TAS 413
158,940 Ford Otomotiv Sanayi AS 343
236,758 Haci Omer Sabanci Holding AS 464
164,254 KOC Holding AS 644
118,372 Turk Hava Yollari AO 740
251,064 Turkcell Iletisim Hizmet AS 544
1,857,436 Turkiye Is Bankasi (Series C) 608
204,753 Turkiye Petrol Rafinerileri AS 878
717,876 Yapi ve Kredi Bankasi 604
TOTAL TURKEY 9,107
UNITED ARAB EMIRATES - 0.1%
682,841 Abu Dhabi Commercial Bank PJSC 2,659
310,237 Abu Dhabi Islamic Bank PJSC 1,752
657,968 Abu Dhabi National Oil Co for Distribution PJSC 699
693,824 ADNOC Drilling Co PJSC 1,009
1,326,023 Adnoc Gas plc 1,282
392,623 ADNOC Logistics & Services 633
817,827 Aldar Properties PJSC 1,936
656,227 Americana Restaurants International plc 289
1,298,977 Dubai Electricity & Water Authority PJSC 979
609,705 Dubai Islamic Bank PJSC 1,538
214,961 Emaar Development PJSC 886
1,390,671 Emaar Properties PJSC 5,307

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED ARAB EMIRATES (continued)
398,762 Emirates NBD Bank PJSC $ 3,024
731,229 Emirates Telecommunications Group Co PJSC 3,651
929,321 First Abu Dhabi Bank PJSC 4,413
717,770 (a) Multiply Group PJSC 510
5,358 (a),(d) NMC Health plc   0^
2,102,804 Salik Co PJSC 3,636
TOTAL UNITED ARAB EMIRATES 34,203
UNITED KINGDOM - 3.0%
105,816 AngloGold Ashanti UK Ltd 9,113
385,259 Ashtead Group plc 26,267
675,903 AstraZeneca plc 125,082
2,498,867 Aviva plc 22,977
19,906,155 Barclays plc 127,422
159,264 Big Yellow Group plc 2,240
2,650,434 British American Tobacco plc 150,255
367,536 British Land Co plc 1,994
315,751 Coca-Cola Europacific Partners plc 28,639
628,073 Compass Group plc 19,900
49,002 Derwent London plc 1,143
122,270 (a) Flutter Entertainment plc 26,413
392,036 Great Portland Estates plc 1,678
2,730,455 HSBC Holdings plc 42,966
634,132 (a),(b) Klarna Group plc 18,333
269,525 Land Securities Group plc 2,254
18,010,514 Lloyds TSB Group plc 23,823
263,610 London Stock Exchange Group plc 31,709
5,443,152 Man Group plc 16,716
2,830,723 National Grid plc 43,419
8,676,840 NatWest Group plc 76,116
333,319 Reckitt Benckiser Group plc 26,972
355,018 RELX plc 14,302
4,088,867 Rolls-Royce Holdings plc 63,237
196,016 Safestore Holdings plc 1,945
315,640 Segro plc 3,058
3,124,579 (a),(c) Shawbrook Group plc 20,469
3,089,465 Standard Chartered plc 75,384
463,376 Unilever plc 30,276
TOTAL UNITED KINGDOM 1,034,102
UNITED STATES - 63.8%
20,062 3M Co 3,212
712,039 Abbott Laboratories 89,211
427,873 AbbVie, Inc 97,765
14,287 Agree Realty Corp 1,029
74,703 Air Products & Chemicals, Inc 18,453
77,409 Alexandria Real Estate Equities, Inc 3,788
37,289 (a) Align Technology, Inc 5,823
606,683 Alliant Energy Corp 39,440
243,018 Allstate Corp 50,584
61,445 (a) Alnylam Pharmaceuticals, Inc 24,434
2,027,433 Alphabet, Inc 636,208
2,331,897 Alphabet, Inc (Class A) 729,884
468,428 Altria Group, Inc 27,010
4,719,804 (a) Amazon.com, Inc 1,089,425
494,971 Amcor plc 4,128
404,121 American Electric Power Co, Inc 46,599
234,546 American Express Co 86,770
363,711 American Homes 4 Rent 11,675
137,611 American International Group, Inc 11,773
82,955 American Tower Corp 14,564
110,985 (b) Americold Realty Trust, Inc 1,427
19,764 Ameriprise Financial, Inc 9,691
96,856 AmerisourceBergen Corp 32,713

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
202,564 Amphenol Corp (Class A) $ 27,375
31,883 Aon plc 11,251
112,926 Apollo Global Management, Inc 16,347
5,892,520 (e) Apple, Inc 1,601,941
190,902 Applied Materials, Inc 49,060
431,190 (a) Arch Capital Group Ltd 41,360
219,386 (a) Arista Networks, Inc 28,746
2,869,577 AT&T, Inc 71,280
439,992 (a) Atlassian Corp Ltd 71,340
2,995 (a) Autozone, Inc 10,158
57,964 AvalonBay Communities, Inc 10,509
16,891 Avery Dennison Corp 3,072
277,554 Baker Hughes Co 12,640
66,106 Ball Corp 3,502
1,030,632 Bank of America Corp 56,685
788,520 Bank of New York Mellon Corp 91,539
202,068 (a) Berkshire Hathaway, Inc 101,569
21,493 (a) Biogen, Inc 3,783
30,901 BlackRock, Inc 33,075
613,381 (a) Boeing Co 133,177
15,383 Booking Holdings, Inc 82,381
28,177 Boston Properties, Inc 1,901
1,713,941 (a) Boston Scientific Corp 163,424
3,426,482 BP plc 19,983
2,580,120 Broadcom, Inc 892,980
164,866 Cabot Oil & Gas Corp 4,339
9,536 Capital One Financial Corp 2,311
10,761 Cardinal Health, Inc 2,211
125,671 Carlyle Group, Inc 7,428
798,734 (a) Carnival Corp 24,393
715,461 Carrier Global Corp 37,805
296,138 Caterpillar, Inc 169,649
30,946 (a) Centene Corp 1,273
45,372 CF Industries Holdings, Inc 3,509
67,567 Cheniere Energy, Inc 13,134
63,574 Chesapeake Energy Corp 7,016
554,145 Chevron Corp 84,457
913,824 (a) Chipotle Mexican Grill, Inc (Class A) 33,812
74,315 Chubb Ltd 23,195
66,430 Cigna Group 18,284
2,064,936 Cisco Systems, Inc 159,062
877,884 Citigroup, Inc 102,440
435 CME Group, Inc 119
2,696,514 Coca-Cola Co 188,513
1,266,692 Comcast Corp (Class A) 37,861
985,175 ConocoPhillips 92,222
86,993 Constellation Energy Corp 30,732
160,407 Corebridge Financial, Inc 4,839
41,633 (a) Corpay, Inc 12,529
180,067 Corteva, Inc 12,070
274,201 Costco Wholesale Corp 236,455
1,009,254 CRH plc 125,955
174,362 Crown Castle, Inc 15,496
32,752 Crown Holdings, Inc 3,372
9,431 Cummins, Inc 4,814
498,166 CVS Health Corp 39,534
253,713 Danaher Corp 58,080
37,117 Deere & Co 17,281
439,063 Delta Air Lines, Inc 30,471
131,779 Devon Energy Corp 4,827
362,564 (a) DexCom, Inc 24,063
41,028 Diamondback Energy, Inc 6,168

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
49,940 Digital Realty Trust, Inc $ 7,726
3,812 (a) DoorDash, Inc 863
414,114 Dover Corp 80,852
187,382 Dow, Inc 4,381
487,890 Duke Energy Corp 57,186
1,697,780 DuPont de Nemours, Inc 68,251
412,578 Eaton Corp plc 131,410
57,724 Ecolab, Inc 15,154
282,267 (a) Edwards Lifesciences Corp 24,063
20,540 Elevance Health, Inc 7,200
386,850 Eli Lilly & Co 415,740
928,635 Emerson Electric Co 123,248
160,219 EOG Resources, Inc 16,825
190,963 EQT Corp 10,236
12,285 Equinix, Inc 9,412
165,952 Equitable Holdings, Inc 7,908
187,097 Equity Lifestyle Properties, Inc 11,340
115,983 Equity Residential 7,312
19,495 Essex Property Trust, Inc 5,101
10,151 Everest Re Group Ltd 3,445
560,265 Evergy, Inc 40,614
631,195 Eversource Energy 42,498
36,752 Extra Space Storage, Inc 4,786
2,207,173 Exxon Mobil Corp 265,611
223,421 FedEx Corp 64,537
1,410,741 Fifth Third Bancorp 66,037
149 (a) Fiserv, Inc 10
1,462,233 (a) Flextronics International Ltd 88,348
2,479,080 Freeport-McMoRan, Inc (Class B) 125,912
112,219 Gaming and Leisure Properties, Inc 5,015
40,015 GE Vernova, Inc 26,153
343,566 General Electric Co 105,829
123,320 GFL Environmental, Inc 5,297
436,813 Gilead Sciences, Inc 53,614
442,002 Globe Life, Inc 61,818
67,040 Goldman Sachs Group, Inc 58,928
493,237 GSK plc 12,093
22,062,323 Haleon plc 111,489
240,243 Halliburton Co 6,789
14,948 HCA, Inc 6,979
32,469 Healthcare Realty Trust, Inc 550
190,538 Healthpeak Properties, Inc 3,064
36,971 Hilton Worldwide Holdings, Inc 10,620
620,890 Home Depot, Inc 213,648
808,517 Honeywell International, Inc 157,734
196,016 Host Hotels & Resorts Inc 3,475
176,542 Howmet Aerospace, Inc 36,195
150,547 Hubbell, Inc 66,859
2,475 (a) IDEXX Laboratories, Inc 1,674
9,587 Illinois Tool Works, Inc 2,361
52,528 (a) Illumina, Inc 6,890
68,834 Independence Realty Trust, Inc 1,203
16,070 Innovative Industrial Properties, Inc 761
50,000 (a) Insmed, Inc 8,702
3,162,520 (a) Intel Corp 116,697
65,217 Intercontinental Exchange, Inc 10,563
71,632 International Flavors & Fragrances, Inc 4,827
108,336 International Paper Co 4,267
159,225 Intuit, Inc 105,474
139,949 (a) Intuitive Surgical, Inc 79,262
64,939 Invitation Homes, Inc 1,805
15,029 (a) IQVIA Holdings, Inc 3,388

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
133,477 ITT, Inc $ 23,160
85,272 (a) JBS NV 1,230
811,313 Johnson & Johnson 167,901
1,313,612 JPMorgan Chase & Co 423,272
24,499 (b) Kilroy Realty Corp 916
515,288 Kinder Morgan, Inc 14,165
230,266 KKR & Co, Inc 29,354
197 KLA Corp 239
271,866 L3Harris Technologies, Inc 79,812
900,861 Lam Research Corp 154,209
64,042 Las Vegas Sands Corp 4,169
5,949 (a) Legend Biotech Corp (ADR) 129
100,183 (b) Lennar Corp (Class A) 10,299
433,746 Linde plc 184,945
30,653 Lockheed Martin Corp 14,826
9,983 Lowe's Cos, Inc 2,408
5,621 (a) Lululemon Athletica, Inc 1,168
68,409 LyondellBasell Industries NV 2,962
203,002 M&T Bank Corp 40,901
86,423 Marathon Petroleum Corp 14,055
515,427 Mastercard, Inc (Class A) 294,247
2,115 McDonald's Corp 646
68,409 McKesson Corp 56,115
45,330 (a) Medline, Inc 1,904
154,474 Medtronic plc 14,839
406,792 Merck & Co, Inc 42,819
587,820 Meta Platforms, Inc 388,014
71,269 Micron Technology, Inc 20,341
3,114,719 Microsoft Corp 1,506,340
29,396 Mid-America Apartment Communities, Inc 4,083
134,572 Mondelez International, Inc 7,244
1,651,810 (a) Monster Beverage Corp 126,644
226,850 (a) MoonLake Immunotherapeutics 2,990
455,900 Morgan Stanley 80,936
2,868 MSCI, Inc (Class A) 1,645
809,407 Nasdaq Stock Market, Inc 78,618
35,044 (a) Natera, Inc 8,028
68,765 National Storage Affiliates Trust 1,940
556,338 (b) Nestle S.A. 55,222
1,440,910 (a) Netflix, Inc 135,100
298,240 Newmont Goldcorp Corp 29,779
960,852 NextEra Energy, Inc 77,137
1,493,310 Nike, Inc (Class B) 95,139
272,351 Novartis AG. 37,529
59,678 NRG Energy, Inc 9,503
49,850 Nucor Corp 8,131
329,279 nVent Electric plc 33,577
8,590,762 Nvidia Corp 1,602,177
4,174 (a) NVR, Inc 30,440
159,455 Occidental Petroleum Corp 6,557
158,955 ONEOK, Inc 11,683
96,273 Oracle Corp 18,765
1,433,473 (a) O'Reilly Automotive, Inc 130,747
25,184 Packaging Corp of America 5,194
335,011 (a) Palantir Technologies, Inc 59,548
686,659 (a) Palo Alto Networks, Inc 126,483
134,394 Parker-Hannifin Corp 118,127
398,780 Pfizer, Inc 9,930
103,831 PG&E Corp 1,669
782,082 Philip Morris International, Inc 125,446
113,782 Phillips 66 14,682
49,041 PPG Industries, Inc 5,025

Global Equities

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
1,147,059 Procter & Gamble Co $ 164,385
60,844 Progressive Corp 13,855
347,483 Prologis, Inc 44,360
43,962 Public Storage, Inc 11,408
59,916 Qnity Electronics, Inc 4,892
63,128 Realty Income Corp 3,559
166,052 Regency Centers Corp 11,463
91,991 Regeneron Pharmaceuticals, Inc 71,005
14,749 Reliance Steel & Aluminum Co 4,261
461,127 Rexford Industrial Realty, Inc 17,855
109,682 (a) ROBLOX Corp 8,888
354,532 Roche Holding AG. 146,411
491,399 (a) Roivant Sciences Ltd 10,663
106,667 Roper Industries, Inc 47,481
298,377 Ross Stores, Inc 53,750
27,745 RPM International, Inc 2,885
789,624 RTX Corp 144,817
31,164 S&P Global, Inc 16,286
146,101 Sabra Health Care REIT, Inc 2,767
58,440 SBA Communications Corp 11,304
388,673 Schlumberger Ltd 14,917
500,795 Schneider Electric S.A. 137,005
175,493 Sempra Energy 15,494
1,184,760 (a) ServiceNow, Inc 181,493
3,851,599 Shell plc 141,940
11,552 Sherwin-Williams Co 3,743
148,904 Simon Property Group, Inc 27,564
5,275 (b) SL Green Realty Corp 242
3,110,797 Smurfit WestRock plc 120,295
648,518 (a) Snowflake, Inc 142,259
243,882 Southern Co 21,267
890,439 Starbucks Corp 74,984
38,633 Steel Dynamics, Inc 6,546
233,197 Stryker Corp 81,962
91,999 Sun Communities, Inc 11,400
65,998 Targa Resources Corp 12,177
14,722 Target Corp 1,439
81,057 Tenaris S.A. 1,564
63,128 Terreno Realty Corp 3,706
740,689 (a) Tesla, Inc 333,103
200,421 Texas Instruments, Inc 34,771
133,115 Thermo Fisher Scientific, Inc 77,133
559,153 TJX Cos, Inc 85,892
175,668 T-Mobile US, Inc 35,668
142,548 Trane Technologies plc 55,480
325,423 (a) Uber Technologies, Inc 26,590
63,489 (a) Ulta Beauty, Inc 38,411
317,336 Union Pacific Corp 73,406
49,725 United Rentals, Inc 40,243
20,108 (a) United Therapeutics Corp 9,798
244,298 UnitedHealth Group, Inc 80,645
504,455 Valero Energy Corp 82,120
48,598 (a) Veeva Systems, Inc 10,849
153,701 Ventas, Inc 11,893
447,245 Verizon Communications, Inc 18,216
40,649 (a) Vertex Pharmaceuticals, Inc 18,429
227,329 Vertiv Holdings Co 36,830
239,860 VICI Properties, Inc 6,745
613,955 Visa, Inc (Class A) 215,320
185,884 Vistra Corp 29,989
2,551,955 Walmart, Inc 284,313
1,116,154 Walt Disney Co 126,985

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
50,653 Washington REIT $ 881
30,755 Waste Connections, Inc 5,394
3,850 (a) Waters Corp 1,462
3,607,112 Wells Fargo & Co 336,183
87,628 Welltower, Inc 16,265
59,541 West Pharmaceutical Services, Inc 16,382
13,502 Westlake Chemical Corp 998
202,535 Weyerhaeuser Co 4,798
372,315 Williams Cos, Inc 22,380
203,035 Williams-Sonoma, Inc 36,260
TOTAL UNITED STATES 21,735,659
ZAMBIA - 0.0%
153,184 (a) First Quantum Minerals Ltd 4,107
TOTAL ZAMBIA 4,107
TOTAL COMMON STOCKS
(Cost $24,095,873) 33,415,064
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.3%
314,584 (b) iShares MSCI Canada ETF 16,965
84,200 (b) iShares MSCI South Korea ETF 8,186
25,000 Vanguard FTSE Developed Markets ETF 1,562
993,874 Vanguard FTSE Emerging Markets ETF 53,431
TOTAL INVESTMENT COMPANIES
(Cost $79,248) 80,144
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.0%
INDIA - 0.0%
207,472 (a),(d) TVS Motor Co Ltd   0^
TOTAL INDIA   0^
TOTAL PREFERRED STOCKS
(Cost $–)   0^
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27  0^
TOTAL AUSTRALIA   0^
CHINA - 0.0%
3,342 (d) Kangmei Pharmaceutical Co Ltd 12/31/28  0^
TOTAL CHINA   0^
MALAYSIA - 0.0%
153,340 (d) YTL Corp Bhd 12/31/99 18
110,060 (d) YTL Power International Bhd 12/31/99 21
TOTAL MALAYSIA 39
TOTAL RIGHTS/WARRANTS
(Cost $0) 39
TOTAL LONG-TERM INVESTMENTS
(Cost $24,175,121) 33,495,247
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
CERTIFICATE OF DEPOSIT - 0.0%
$ 1,000,000 Canadian Imperial Bank of Commerce 4 .080% 01/23/26 1,000
250,000 Citibank 4 .050 01/23/26 250
400,000 Citibank 4 .000 02/24/26 400
1,000,000 Citibank 4 .060 02/24/26 1,000
1,000,000 Royal Bank of Canada 4 .080 05/06/26 1,000
500,000 Toronto-Dominion Bank 4 .070 03/25/26 500

Global Equities

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CERTIFICATE OF DEPOSIT (continued)
$ 500,000 Wells Fargo Bank, N.A. 4 .020% 06/01/26 $ 500
TOTAL CERTIFICATE OF DEPOSIT 4,650
REPURCHASE AGREEMENT - 0.3%
15,000,000 (f) Bank of Nova Scotia 3 .810 01/02/26 15,000
5,000,000 (g) Calyon 3 .820 01/02/26 5,000
10,000,000 (h) Calyon 3 .830 01/02/26 10,000
15,000,000 (i) HSBC 3 .840 01/02/26 15,000
15,000,000 (j) JP Morgan Securities LLC 3 .830 01/02/26 15,000
10,000,000 (k) Merrill Lynch 3 .820 01/02/26 10,000
5,000,000 (l) Merrill Lynch 3 .850 01/02/26 5,000
10,000,000 (m) Nomura 3 .820 01/02/26 10,000
10,000,000 (n) Royal Bank of Scotland 3 .850 01/02/26 10,000
TOTAL REPURCHASE AGREEMENT 95,000
VARIABLE RATE SECURITIES - 0.0%
1,000,000 Toronto-Dominion Bank 4 .070 02/13/26 1,000
1,000,000 Westpac Banking Corp 3 .950 03/05/26 1,000
TOTAL VARIABLE RATE SECURITIES 2,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $101,650) 101,650
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.3%
5,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 05/21/26 4,931
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/07/26 4,997
4,610,000 Federal Home Loan Bank Discount Notes 0 .000 01/14/26 4,604
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/23/26 9,978
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/04/26 9,966
12,500,000 Federal Home Loan Bank Discount Notes 0 .000 02/13/26 12,446
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/20/26 14,918
14,595,000 Federal Home Loan Bank Discount Notes 0 .000 02/27/26 14,512
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/04/26 9,938
4,289,000 Federal Home Loan Mortgage Corp Discount Notes 0 .000 03/19/26 4,256
TOTAL GOVERNMENT AGENCY DEBT 90,546
REPURCHASE AGREEMENT - 1.2%
413,256,000 (o) Fixed Income Clearing Corporation 3 .810 01/02/26 413,256
TOTAL REPURCHASE AGREEMENT 413,256
TREASURY DEBT - 0.3%
5,000,000 United States Treasury Bill 0 .000 01/06/26 4,998
16,265,000 United States Treasury Bill 0 .000 01/22/26 16,233
10,000,000 United States Treasury Bill 0 .000 02/03/26 9,972
10,000,000 United States Treasury Bill 0 .000 02/05/26 9,966
25,000,000 United States Treasury Bill 0 .000 02/12/26 24,898
15,000,000 United States Treasury Bill 0 .000 02/17/26 14,932
20,000,000 United States Treasury Bill 0 .000 03/03/26 19,889
10,000,000 United States Treasury Bill 0 .000 03/24/26 9,921
10,000,000 United States Treasury Bill 0 .000 05/05/26 9,883
TOTAL TREASURY DEBT 120,692
TOTAL SHORT-TERM INVESTMENTS
(Cost $624,480) 624,494
TOTAL INVESTMENTS - 100.5%
(Cost $24,901,251) 34,221,391
OTHER ASSETS & LIABILITIES, NET - (0.5)% (155,000)
NET ASSETS - 100.0% $34,066,391

Cost amounts are in thousands.
Investments in Derivatives
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $180,580,152.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $250,300,194 or 0.7% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f) Agreement with Bank of Nova Scotia, 3.810% dated 12/31/25 to be repurchased at $15,123,921 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 1.250%–
5.000% and maturity dates 7/31/26–2/15/54, valued at $15,303,307.
(g) Agreement with Calyon, 3.820% dated 12/31/25 to be repurchased at $5,096,201 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date
1/15/28, valued at $5,100,020.
(h) Agreement with Calyon, 3.830% dated 12/31/25 to be repurchased at $10,192,401 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date
1/15/28, valued at $10,200,040.
(i) Agreement with HSBC, 3.840% dated 12/31/25 to be repurchased at $15,058,834 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 2.000%–8.500% and maturity dates 5/01/31–2/01/55, valued at $15,300,001.
(j) Agreement with JP Morgan Securities LLC, 3.830% dated 12/31/25 to be repurchased at $15,069,655 on 1/2/26, collateralized by Government Agency Securities, with coupon rates
2.500%–6.500% and maturity dates 6/01/36–1/01/56, valued at $15,300,001.
(k) Agreement with Merrill Lynch, 3.820% dated 12/31/25 to be repurchased at $10,056,548 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 1.625%–4.750% and maturity dates 8/15/27–11/15/53, valued at $10,200,042.
(l) Agreement with Merrill Lynch, 3.850% dated 12/31/25 to be repurchased at $5,017,226 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 3.000%–4.500% and maturity dates 1/01/35–10/01/55, valued at $5,100,000.
(m) Agreement with Nomura, 3.820% dated 12/31/25 to be repurchased at $10,021,375 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 0.125%–3.625% and maturity dates 2/28/27–2/15/53, valued at $10,206,639.
(n) Agreement with Royal Bank of Scotland, 3.850% dated 12/31/25 to be repurchased at $10,122,970 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 8/31/29, valued at $10,200,075.
(o) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $413,343,473 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 11/02/26, valued at $421,521,120.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 857 03/20/26   $ 123,950 $ 124,355 $ 405
S&P 500 E-Mini Index 1,055 03/20/26 363,365 363,579 214
Total 1,912  $ 487,315  $ 487,934  $ 619

Growth
Portfolio of Investments December 31, 2025

SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2.6%
2,444,267 (a) Tesla, Inc $ 1,099,236
TOTAL AUTOMOBILES & COMPONENTS 1,099,236
BANKS - 0.2%
1,080,904 Wells Fargo & Co 100,740
TOTAL BANKS 100,740
CAPITAL GOODS - 5.5%
35,721 3M Co 5,719
13,610 (a) Axon Enterprise, Inc 7,730
1,007,949 (a) Boeing Co 218,846
576,336 Eaton Corp plc 183,569
562,967 GE Vernova, Inc 367,938
1,621,637 General Electric Co 499,513
453,401 HEICO Corp 146,716
1,132,802 Howmet Aerospace, Inc 232,247
124,526 Parker-Hannifin Corp 109,453
423,621 Quanta Services, Inc 178,794
70,694 TransDigm Group, Inc 94,012
1,768,177 Vertiv Holdings Co 286,462
TOTAL CAPITAL GOODS 2,330,999
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
761,288 Waste Connections, Inc 133,499
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 133,499
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.5%
13,616,414 (a) Amazon.com, Inc 3,142,941
42,308 (a) Autozone, Inc 143,487
2,965,804 (a) O'Reilly Automotive, Inc 270,511
1,357,629 Prosus NV 84,063
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,641,002
CONSUMER DURABLES & APPAREL - 0.2%
12,349,600 PRADA S.p.A 71,406
TOTAL CONSUMER DURABLES & APPAREL 71,406
CONSUMER SERVICES - 3.0%
97,747 Booking Holdings, Inc 523,468
13,247,539 (a) Carnival Corp 404,580
1,093,442 (a) Chipotle Mexican Grill, Inc (Class A) 40,457
425,185 (a) DoorDash, Inc 96,296
149,526 (a),(b) Flutter Entertainment plc 32,301
214,997 (a) Flutter Entertainment plc 46,233
1,425,521 Starbucks Corp 120,043
TOTAL CONSUMER SERVICES 1,263,378
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
237,001 Costco Wholesale Corp 204,375
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 204,375
FINANCIAL SERVICES - 5.2%
89,702 (a),(c) Adyen NV 144,651
411,630 American Express Co 152,283
1,838,906 (a),(b) Chime Financial, Inc 46,285
8,050,962 (a) Grab Holdings Ltd 40,174
1,500,411 KKR & Co, Inc 191,272
1,424,152 Mastercard, Inc (Class A) 813,020
21,491,973 Rocket Cos, Inc 416,085
1,206,190 Visa, Inc (Class A) 423,023
TOTAL FINANCIAL SERVICES 2,226,793
FOOD, BEVERAGE & TOBACCO - 0.5%
1,325,376 Mondelez International, Inc 71,345

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
1,739,849 (a) Monster Beverage Corp $ 133,394
TOTAL FOOD, BEVERAGE & TOBACCO 204,739
HEALTH CARE EQUIPMENT & SERVICES - 1.7%
2,244,516 (a) DexCom, Inc 148,969
959,618 (a) Intuitive Surgical, Inc 543,489
1,020,595 (a) Medline, Inc 42,865
TOTAL HEALTH CARE EQUIPMENT & SERVICES 735,323
INSURANCE - 0.3%
501,342 Progressive Corp 114,166
TOTAL INSURANCE 114,166
MEDIA & ENTERTAINMENT - 13.1%
6,540,715 Alphabet, Inc 2,052,476
4,336,054 Alphabet, Inc (Class A) 1,357,185
1,814,171 (a) Liberty Media Corp-Liberty Formula One (Class C) 178,714
2,113,049 Meta Platforms, Inc 1,394,803
2,844,087 (a) Netflix, Inc 266,662
2,270,757 (a) ROBLOX Corp 183,999
1,467,785 Walt Disney Co 166,990
TOTAL MEDIA & ENTERTAINMENT 5,600,829
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
1,212,901 Eli Lilly & Co 1,303,480
1,694,362 Galderma Group AG. 345,028
528,831 Regeneron Pharmaceuticals, Inc 408,189
577,900 Thermo Fisher Scientific, Inc 334,864
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,391,561
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
1,620,549 (a) CoStar Group, Inc 108,966
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 108,966
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.1%
399,492 (a) Advanced Micro Devices, Inc 85,555
1,773,209 Applied Materials, Inc 455,697
943,519 (a) ARM Holdings plc (ADR) 103,136
9,562,681 Broadcom, Inc 3,309,644
715,225 Lam Research Corp 122,432
2,590,948 Microchip Technology, Inc 165,095
28,675,297 Nvidia Corp 5,347,943
5,144,000 Taiwan Semiconductor Manufacturing Co Ltd 252,865
63,187 Texas Instruments, Inc 10,963
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,853,330
SOFTWARE & SERVICES - 17.6%
656,000 (a) Atlassian Corp Ltd 106,364
352,284 (a) Crowdstrike Holdings, Inc 165,137
1,274,833 (a) Figma, Inc 47,640
513,341 Intuit, Inc 340,047
9,833,375 Microsoft Corp 4,755,617
778,441 Oracle Corp 151,726
1,356,313 (a) Palantir Technologies, Inc 241,085
2,119,357 (a) Palo Alto Networks, Inc 390,385
195,732 Roper Industries, Inc 87,126
2,504,662 (a) ServiceNow, Inc 383,689
1,854,432 (a) Shopify, Inc (Class A) 298,508
2,292,449 (a) Snowflake, Inc 502,872
181,576 (a) Zscaler, Inc 40,840
TOTAL SOFTWARE & SERVICES 7,511,036
TECHNOLOGY HARDWARE & EQUIPMENT - 9.6%
11,847,127 Apple, Inc 3,220,760
4,826,190 (a) Arista Networks, Inc 632,376

Growth

Portfolio of Investments December 31, 2025
(continued)
Cost amounts are in thousands.
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,456,640 Western Digital Corp $ 250,935
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,104,071
TRANSPORTATION - 0.5%
2,844,841 (a) Uber Technologies, Inc 232,452
TOTAL TRANSPORTATION 232,452
UTILITIES - 0.7%
427,064 Constellation Energy Corp 150,869
842,385 Vistra Corp 135,902
TOTAL UTILITIES 286,771
TOTAL COMMON STOCKS
(Cost $22,836,865) 42,214,672
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.8%
699,506 iShares Russell 1000 Growth ETF 331,076
TOTAL INVESTMENT COMPANIES
(Cost $334,310) 331,076
TOTAL LONG-TERM INVESTMENTS
(Cost $23,171,175) 42,545,748
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
39,289,232 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.830%(e) 39,289
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $39,289) 39,289
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0.0%
$ 5,435,000 Federal Home Loan Bank Discount Notes 0 .000 02/04/26 5,416
TOTAL GOVERNMENT AGENCY DEBT 5,416
REPURCHASE AGREEMENT - 0.1%
42,909,000 (f) Fixed Income Clearing Corporation 3 .810 01/02/26 42,909
TOTAL REPURCHASE AGREEMENT 42,909
TOTAL SHORT-TERM INVESTMENTS
(Cost $48,324) 48,325
TOTAL INVESTMENTS - 100.0%
(Cost $23,258,788) 42,633,362
OTHER ASSETS & LIABILITIES, NET - 0.0% 8,125
NET ASSETS - 100.0% $42,641,487
ADR American Depositary Receipt
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $37,081,935.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $144,651,155 or 0.3% of Total
Investments.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $42,918,082 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 1/31/27, valued at $43,767,180.

Portfolio of Investments December 31, 2025
S&P 500 Index

SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.4%
101,015 (a) Aptiv plc $ 7,686
1,857,102 Ford Motor Co 24,365
434,569 General Motors Co 35,339
1,305,540 (a) Tesla, Inc 587,128
TOTAL AUTOMOBILES & COMPONENTS 654,518
BANKS - 3.6%
3,134,018 Bank of America Corp 172,371
834,680 Citigroup, Inc 97,399
196,124 Citizens Financial Group, Inc 11,456
310,160 Fifth Third Bancorp 14,518
711,308 Huntington Bancshares, Inc 12,341
1,263,873 JPMorgan Chase & Co 407,245
446,425 Keycorp 9,214
73,222 M&T Bank Corp 14,753
181,901 PNC Financial Services Group, Inc 37,968
409,143 Regions Financial Corp 11,088
596,748 Truist Financial Corp 29,366
722,550 US Bancorp 38,555
1,455,653 Wells Fargo & Co 135,667
TOTAL BANKS 991,941
CAPITAL GOODS - 5.9%
248,030 3M Co 39,710
47,598 A.O. Smith Corp 3,183
37,718 Allegion plc 6,005
105,092 Ametek, Inc 21,576
36,965 (a) Axon Enterprise, Inc 20,994
363,732 (a) Boeing Co 78,973
50,478 (a) Builders FirstSource, Inc 5,194
367,954 Carrier Global Corp 19,443
217,144 Caterpillar, Inc 124,395
16,416 Comfort Systems USA, Inc 15,321
64,294 Cummins, Inc 32,819
117,278 Deere & Co 54,601
67,142 Dover Corp 13,109
180,633 Eaton Corp plc 57,533
20,515 EMCOR Group, Inc 12,551
263,579 Emerson Electric Co 34,982
543,740 Fastenal Co 21,820
148,203 Fortive Corp 8,182
125,988 GE Vernova, Inc 82,342
24,455 (a) Generac Holdings, Inc 3,335
116,786 General Dynamics Corp 39,317
489,058 General Electric Co 150,645
295,708 Honeywell International, Inc 57,690
186,007 Howmet Aerospace, Inc 38,135
25,116 Hubbell, Inc 11,154
16,673 Huntington Ingalls Industries, Inc 5,670
37,050 IDEX Corp 6,593
124,819 Illinois Tool Works, Inc 30,743
173,706 Ingersoll Rand, Inc 13,761
285,084 Johnson Controls International plc 34,139
89,205 L3Harris Technologies, Inc 26,188
15,668 Lennox International, Inc 7,608
93,631 Lockheed Martin Corp 45,287
91,048 Masco Corp 5,778
25,712 Nordson Corp 6,182
62,721 Northrop Grumman Corp 35,764
175,608 Otis Worldwide Corp 15,339

S&P 500 Index

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
248,314 PACCAR, Inc $ 27,193
58,656 Parker-Hannifin Corp 51,556
73,009 Pentair plc 7,603
70,097 Quanta Services, Inc 29,585
52,912 Rockwell Automation, Inc 20,586
622,572 RTX Corp 114,180
23,180 Snap-On, Inc 7,988
62,943 Stanley Black & Decker, Inc 4,675
79,477 Textron, Inc 6,928
103,846 Trane Technologies plc 40,417
26,102 TransDigm Group, Inc 34,712
29,882 United Rentals, Inc 24,184
19,964 W.W. Grainger, Inc 20,145
79,816 Westinghouse Air Brake Technologies Corp 17,037
113,055 Xylem, Inc 15,396
TOTAL CAPITAL GOODS 1,608,246
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
188,656 Automatic Data Processing, Inc 48,528
53,651 Broadridge Financial Solutions, Inc 11,973
65,828 (a) Ceridian HCM Holding, Inc 4,553
160,401 Cintas Corp 30,166
419,509 (a) Copart, Inc 16,424
56,696 Equifax, Inc 12,302
54,485 Jacobs Solutions, Inc 7,217
59,769 Leidos Holdings, Inc 10,782
156,793 Paychex, Inc 17,589
23,040 Paycom Software, Inc 3,672
95,322 Republic Services, Inc 20,201
136,920 Rollins, Inc 8,218
112,926 Veralto Corp 11,268
65,362 Verisk Analytics, Inc 14,621
171,940 Waste Management, Inc 37,777
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 255,291
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.6%
4,519,063 (a) Amazon.com, Inc 1,043,090
7,809 (a) Autozone, Inc 26,484
92,887 Best Buy Co, Inc 6,217
65,973 (a) Carvana Co 27,842
207,485 eBay, Inc 18,072
68,028 Genuine Parts Co 8,365
462,076 Home Depot, Inc 159,000
261,634 Lowe's Cos, Inc 63,096
394,795 (a) O'Reilly Automotive, Inc 36,009
15,773 Pool Corp 3,608
151,180 Ross Stores, Inc 27,234
514,406 TJX Cos, Inc 79,018
246,022 Tractor Supply Co 12,304
21,040 (a) Ulta Beauty, Inc 12,729
57,634 Williams-Sonoma, Inc 10,293
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,533,361
CONSUMER DURABLES & APPAREL - 0.5%
69,394 (a) Deckers Outdoor Corp 7,194
125,623 DR Horton, Inc 18,093
75,162 (a) Garmin Ltd 15,247
64,157 Hasbro, Inc 5,261
100,786 Lennar Corp (Class A) 10,361
48,107 (a) Lululemon Athletica, Inc 9,997
554,834 Nike, Inc (Class B) 35,348
1,300 (a) NVR, Inc 9,481
85,969 Pulte Homes, Inc 10,081
17,028 Ralph Lauren Corp 6,021

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
93,508 Tapestry, Inc $ 11,948
TOTAL CONSUMER DURABLES & APPAREL 139,032
CONSUMER SERVICES - 1.8%
195,621 (a) Airbnb, Inc 26,550
15,123 Booking Holdings, Inc 80,989
512,659 (a) Carnival Corp 15,657
616,906 (a) Chipotle Mexican Grill, Inc (Class A) 22,825
52,652 Darden Restaurants, Inc 9,689
12,981 Domino's Pizza, Inc 5,411
171,856 (a) DoorDash, Inc 38,922
53,614 Expedia Group, Inc 15,189
108,118 Hilton Worldwide Holdings, Inc 31,057
136,206 Las Vegas Sands Corp 8,866
105,343 Marriott International, Inc (Class A) 32,682
331,799 McDonald's Corp 101,408
87,026 (a) MGM Resorts International 3,175
209,706 (a) Norwegian Cruise Line Holdings Ltd 4,681
119,471 Royal Caribbean Cruises Ltd 33,323
530,560 Starbucks Corp 44,678
37,541 Wynn Resorts Ltd 4,517
131,500 Yum! Brands, Inc 19,893
TOTAL CONSUMER SERVICES 499,512
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
205,513 Costco Wholesale Corp 177,222
100,131 Dollar General Corp 13,294
90,317 (a) Dollar Tree, Inc 11,110
283,555 Kroger Co 17,716
218,211 Sysco Corp 16,080
217,449 Target Corp 21,256
2,034,914 Walmart, Inc 226,710
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 483,388
ENERGY - 2.8%
178,005 APA Corp 4,354
452,321 Baker Hughes Co 20,599
330,901 Cabot Oil & Gas Corp 8,709
114,332 Chesapeake Energy Corp 12,618
877,177 Chevron Corp 133,691
576,530 ConocoPhillips 53,969
297,737 Devon Energy Corp 10,906
85,629 Diamondback Energy, Inc 12,873
254,370 EOG Resources, Inc 26,712
291,945 EQT Corp 15,648
1,954,887 Exxon Mobil Corp 235,251
391,411 Halliburton Co 11,061
912,778 Kinder Morgan, Inc 25,092
141,252 Marathon Petroleum Corp 22,972
348,426 Occidental Petroleum Corp 14,327
291,783 ONEOK, Inc 21,446
188,463 Phillips 66 24,319
690,955 Schlumberger Ltd 26,519
101,514 Targa Resources Corp 18,729
24,838 Texas Pacific Land Corp 7,134
142,319 Valero Energy Corp 23,168
561,793 Williams Cos, Inc 33,769
TOTAL ENERGY 763,866
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
63,452 Alexandria Real Estate Equities, Inc 3,105
218,969 American Tower Corp 38,444
64,941 AvalonBay Communities, Inc 11,774
70,810 (b) Boston Properties, Inc 4,778
52,198 Camden Property Trust 5,746
196,400 Crown Castle, Inc 17,454

S&P 500 Index

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
149,930 Digital Realty Trust, Inc $ 23,196
45,459 Equinix, Inc 34,829
167,206 Equity Residential 10,541
31,445 Essex Property Trust, Inc 8,229
103,720 Extra Space Storage, Inc 13,506
37,730 Federal Realty Investment Trust 3,803
297,830 Healthpeak Properties, Inc 4,789
274,669 Host Hotels & Resorts Inc 4,870
251,172 Invitation Homes, Inc 6,980
133,867 Iron Mountain, Inc 11,104
292,000 Kimco Realty Corp 5,919
51,113 Mid-America Apartment Communities, Inc 7,100
436,387 Prologis, Inc 55,709
73,688 Public Storage, Inc 19,122
427,322 Realty Income Corp 24,088
79,865 Regency Centers Corp 5,513
48,316 SBA Communications Corp 9,346
152,324 Simon Property Group, Inc 28,197
129,570 UDR, Inc 4,753
213,593 Ventas, Inc 16,528
492,451 VICI Properties, Inc 13,848
320,171 (c) Welltower, Inc 59,427
317,721 Weyerhaeuser Co 7,527
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 460,225
FINANCIAL SERVICES - 7.9%
248,473 American Express Co 91,923
43,701 Ameriprise Financial, Inc 21,428
213,503 Apollo Global Management, Inc 30,907
95,770 Ares Management Corp 15,479
325,241 Bank of New York Mellon Corp 37,757
850,913 (a) Berkshire Hathaway, Inc 427,711
66,889 BlackRock, Inc 71,594
346,536 Blackstone, Inc 53,415
249,179 (a) Block, Inc 16,219
296,572 Capital One Financial Corp 71,877
47,864 Cboe Global Markets, Inc 12,014
771,034 Charles Schwab Corp 77,034
166,936 CME Group, Inc 45,587
106,350 (a) Coinbase Global, Inc 24,050
34,109 (a) Corpay, Inc 10,264
15,569 Factset Research Systems, Inc 4,518
235,799 Fidelity National Information Services, Inc 15,671
248,408 (a) Fiserv, Inc 16,686
114,634 Franklin Resources, Inc 2,739
110,896 Global Payments, Inc 8,583
139,911 Goldman Sachs Group, Inc 122,982
211,899 Interactive Brokers Group, Inc (Class A) 13,627
267,535 Intercontinental Exchange, Inc 43,330
219,210 Invesco Ltd 5,759
35,667 Jack Henry & Associates, Inc 6,508
321,338 KKR & Co, Inc 40,964
380,031 Mastercard, Inc (Class A) 216,952
71,163 Moody's Corp 36,354
561,476 Morgan Stanley 99,679
35,053 MSCI, Inc (Class A) 20,111
208,263 Nasdaq Stock Market, Inc 20,229
89,429 Northern Trust Corp 12,215
436,539 PayPal Holdings, Inc 25,485
85,211 Raymond James Financial, Inc 13,684
366,809 (a) Robinhood Markets, Inc 41,486
143,490 S&P Global, Inc 74,986
130,279 State Street Corp 16,807

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
168,102 Synchrony Financial $ 14,025
101,022 T Rowe Price Group, Inc 10,343
782,689 Visa, Inc (Class A) 274,497
TOTAL FINANCIAL SERVICES 2,165,479
FOOD, BEVERAGE & TOBACCO - 2.0%
768,779 Altria Group, Inc 44,328
234,137 Archer-Daniels-Midland Co 13,460
89,107 (b) Brown-Forman Corp (Class B) 2,322
65,309 Bunge Global S.A. 5,818
77,777 Campbell Soup Co 2,168
1,794,745 Coca-Cola Co 125,471
196,809 ConAgra Brands, Inc 3,407
62,210 Constellation Brands, Inc (Class A) 8,582
234,340 General Mills, Inc 10,897
72,287 Hershey Co 13,155
111,636 Hormel Foods Corp 2,646
52,067 J.M. Smucker Co 5,093
632,817 Keurig Dr Pepper, Inc 17,725
367,228 Kraft Heinz Co 8,905
66,946 Lamb Weston Holdings, Inc 2,804
123,554 McCormick & Co, Inc 8,415
71,024 Molson Coors Brewing Co (Class B) 3,315
602,007 Mondelez International, Inc 32,406
331,607 (a) Monster Beverage Corp 25,424
641,915 PepsiCo, Inc 92,128
723,789 Philip Morris International, Inc 116,096
123,961 Tyson Foods, Inc (Class A) 7,267
TOTAL FOOD, BEVERAGE & TOBACCO 551,832
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
808,281 Abbott Laboratories 101,269
34,335 (a) Align Technology, Inc 5,361
90,578 AmerisourceBergen Corp 30,593
206,696 Baxter International, Inc 3,950
136,105 Becton Dickinson & Co 26,414
685,785 (a) Boston Scientific Corp 65,390
108,804 Cardinal Health, Inc 22,359
219,471 (a) Centene Corp 9,031
124,958 Cigna Group 34,392
97,654 (a) Cooper Cos, Inc 8,004
595,572 CVS Health Corp 47,265
16,055 (a) DaVita, Inc 1,824
182,344 (a) DexCom, Inc 12,102
270,260 (a) Edwards Lifesciences Corp 23,040
103,007 Elevance Health, Inc 36,109
206,888 GE HealthCare Technologies, Inc 16,969
74,516 HCA, Inc 34,788
49,069 (a) Henry Schein, Inc 3,709
97,860 (a) Hologic, Inc 7,290
56,090 Humana, Inc 14,366
37,497 (a) IDEXX Laboratories, Inc 25,368
32,231 (a) Insulet Corp 9,161
164,944 (a) Intuitive Surgical, Inc 93,418
37,537 Labcorp Holdings, Inc 9,417
57,530 McKesson Corp 47,191
593,258 Medtronic plc 56,988
23,690 (a) Molina Healthcare, Inc 4,111
49,869 Quest Diagnostics, Inc 8,654
68,711 Resmed, Inc 16,550
71,444 (a) Solventum Corp 5,661
45,001 STERIS plc 11,409
160,152 Stryker Corp 56,289
420,707 UnitedHealth Group, Inc 138,880

S&P 500 Index

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
25,194 Universal Health Services, Inc (Class B) $ 5,493
89,187 Zimmer Biomet Holdings, Inc 8,020
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,000,835
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
111,432 Church & Dwight Co, Inc 9,343
53,740 (a) Clorox Co 5,419
372,838 Colgate-Palmolive Co 29,462
114,578 Estee Lauder Cos (Class A) 11,999
888,842 Kenvue, Inc 15,332
155,607 Kimberly-Clark Corp 15,699
1,087,893 Procter & Gamble Co 155,906
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 243,160
INSURANCE - 1.8%
219,112 Aflac, Inc 24,162
121,370 Allstate Corp 25,263
258,030 American International Group, Inc 22,074
100,031 Aon plc 35,299
165,353 (a) Arch Capital Group Ltd 15,861
21,206 Assurant, Inc 5,107
127,679 Brown & Brown, Inc 10,176
170,764 Chubb Ltd 53,299
71,503 Cincinnati Financial Corp 11,678
9,214 (a) Erie Indemnity Co (Class A) 2,641
18,721 Everest Re Group Ltd 6,353
120,574 Gallagher (Arthur J.) & Co 31,203
35,406 Globe Life, Inc 4,952
133,538 Hartford Financial Services Group, Inc 18,402
78,126 Loews Corp 8,227
229,967 Marsh & McLennan Cos, Inc 42,663
258,306 Metlife, Inc 20,391
93,185 Principal Financial Group 8,220
275,530 Progressive Corp 62,744
157,810 Prudential Financial, Inc 17,814
104,070 Travelers Cos, Inc 30,187
136,344 W.R. Berkley Corp 9,560
43,874 (b) Willis Towers Watson plc 14,417
TOTAL INSURANCE 480,693
MATERIALS - 1.8%
102,859 Air Products & Chemicals, Inc 25,408
56,068 Albemarle Corp 7,930
1,016,172 Amcor plc 8,475
39,311 Avery Dennison Corp 7,150
115,476 Ball Corp 6,117
66,417 CF Industries Holdings, Inc 5,137
317,584 Corteva, Inc 21,288
312,631 CRH plc 39,016
311,981 Dow, Inc 7,294
204,546 DuPont de Nemours, Inc 8,223
117,831 Ecolab, Inc 30,933
670,661 Freeport-McMoRan, Inc (Class B) 34,063
112,725 International Flavors & Fragrances, Inc 7,596
240,698 International Paper Co 9,481
217,845 Linde plc 92,887
109,118 LyondellBasell Industries NV 4,725
28,586 Martin Marietta Materials, Inc 17,799
155,414 (a) Mosaic Co 3,744
509,102 Newmont Goldcorp Corp 50,834
105,078 Nucor Corp 17,139
43,629 Packaging Corp of America 8,998
108,007 PPG Industries, Inc 11,066
109,018 Sherwin-Williams Co 35,325
241,913 Smurfit WestRock plc 9,355

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
63,162 Steel Dynamics, Inc $ 10,703
61,705 Vulcan Materials Co 17,599
TOTAL MATERIALS 498,285
MEDIA & ENTERTAINMENT - 9.8%
2,160,080 Alphabet, Inc 677,833
2,702,790 Alphabet, Inc (Class A) 845,973
40,225 (a),(b) Charter Communications, Inc 8,397
1,675,420 Comcast Corp (Class A) 50,078
101,789 Electronic Arts, Inc 20,799
106,591 Fox Corp (Class A) 7,789
64,549 Fox Corp (Class B) 4,191
73,476 (a) Live Nation, Inc 10,470
122,847 Match Group, Inc 3,967
1,011,808 Meta Platforms, Inc 667,885
1,966,561 (a) Netflix, Inc 184,385
184,964 News Corp (Class A) 4,831
54,650 News Corp (Class B) 1,619
148,820 Omnicom Group, Inc 12,017
114,201 (b) Paramount Skydance Corp 1,530
79,929 (a) Take-Two Interactive Software, Inc 20,464
32,161 TKO Group Holdings, Inc 6,722
832,864 Walt Disney Co 94,755
1,151,120 (a) Warner Bros Discovery, Inc 33,175
TOTAL MEDIA & ENTERTAINMENT 2,656,880
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
821,007 AbbVie, Inc 187,592
133,613 Agilent Technologies, Inc 18,181
250,549 Amgen, Inc 82,007
65,911 (a) Biogen, Inc 11,600
77,348 Bio-Techne Corp 4,549
954,046 Bristol-Myers Squibb Co 51,461
20,367 (a) Charles River Laboratories International, Inc 4,063
28,644 (a),(d) Chinook Therapeutics, Inc   0^
293,275 Danaher Corp 67,137
368,927 Eli Lilly & Co 396,478
574,840 Gilead Sciences, Inc 70,556
78,591 (a) Incyte Corp 7,762
15,231 (a),(d) Inhibrx, Inc 10
81,253 (a) IQVIA Holdings, Inc 18,315
1,118,335 Johnson & Johnson 231,439
1,157,906 Merck & Co, Inc 121,881
9,652 (a) Mettler-Toledo International, Inc 13,457
165,691 (a) Moderna, Inc 4,886
3,255 (a),(d) OmniAb Operations, Inc   0^
3,255 (a),(d) OmniAb Operations, Inc   0^
50,124 PerkinElmer, Inc 4,849
2,668,573 Pfizer, Inc 66,447
46,493 Regeneron Pharmaceuticals, Inc 35,887
174,603 Thermo Fisher Scientific, Inc 101,174
118,361 (a) Vertex Pharmaceuticals, Inc 53,660
501,406 Viatris, Inc 6,243
27,005 (a) Waters Corp 10,257
32,171 West Pharmaceutical Services, Inc 8,852
201,453 Zoetis, Inc 25,347
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,604,090
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
139,678 (a) CBRE Group, Inc 22,459
194,125 (a) CoStar Group, Inc 13,053
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 35,512
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.1%
757,758 (a) Advanced Micro Devices, Inc 162,281
227,408 Analog Devices, Inc 61,673

S&P 500 Index

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
368,484 Applied Materials, Inc $ 94,697
2,194,158 Broadcom, Inc 759,398
49,253 (a) First Solar, Inc 12,866
2,069,062 (a) Intel Corp 76,348
60,705 KLA Corp 73,761
583,441 Lam Research Corp 99,873
250,309 Microchip Technology, Inc 15,950
520,774 Micron Technology, Inc 148,634
21,676 Monolithic Power Systems, Inc 19,646
11,289,968 Nvidia Corp 2,105,580
117,124 NXP Semiconductors NV 25,423
190,111 (a) ON Semiconductor Corp 10,295
102,273 Qnity Electronics, Inc 8,351
499,658 QUALCOMM, Inc 85,467
68,045 Skyworks Solutions, Inc 4,315
72,966 Teradyne, Inc 14,123
424,225 Texas Instruments, Inc 73,599
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,852,280
SOFTWARE & SERVICES - 11.2%
288,996 Accenture plc 77,538
195,284 (a) Adobe, Inc 68,347
64,314 (a) Akamai Technologies, Inc 5,611
125,987 (a) AppLovin Corp 84,893
97,621 (a) Autodesk, Inc 28,897
124,965 (a) Cadence Design Systems, Inc 39,062
230,329 Cognizant Technology Solutions Corp (Class A) 19,117
115,333 (a) Crowdstrike Holdings, Inc 54,063
151,589 (a) Datadog, Inc 20,615
23,865 (a) EPAM Systems, Inc 4,889
10,857 (a) Fair Isaac Corp 18,355
292,822 (a) Fortinet, Inc 23,253
33,642 (a) Gartner, Inc 8,487
265,360 Gen Digital, Inc 7,215
63,490 (a) GoDaddy, Inc 7,878
434,705 International Business Machines Corp 128,764
128,936 Intuit, Inc 85,410
3,452,547 Microsoft Corp 1,669,721
780,417 Oracle Corp 152,111
1,061,737 (a) Palantir Technologies, Inc 188,724
319,045 (a) Palo Alto Networks, Inc 58,768
58,873 (a) PTC, Inc 10,256
50,211 Roper Industries, Inc 22,350
444,115 Salesforce, Inc 117,651
484,950 (a) ServiceNow, Inc 74,289
85,478 (a) Synopsys, Inc 40,151
203,928 (a) Trade Desk, Inc 7,741
20,941 (a) Tyler Technologies, Inc 9,506
39,807 VeriSign, Inc 9,671
101,270 (a) Workday, Inc 21,751
TOTAL SOFTWARE & SERVICES 3,065,084
TECHNOLOGY HARDWARE & EQUIPMENT - 8.9%
569,022 Amphenol Corp (Class A) 76,898
6,864,756 Apple, Inc 1,866,253
476,687 (a) Arista Networks, Inc 62,460
62,135 CDW Corp 8,463
1,825,194 Cisco Systems, Inc 140,595
357,607 Corning, Inc 31,312
141,415 Dell Technologies, Inc 17,801
25,715 (a) F5 Networks, Inc 6,564
609,438 Hewlett Packard Enterprise Co 14,639
458,846 HP, Inc 10,223
50,124 Jabil Inc 11,429

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
80,395 (a) Keysight Technologies, Inc $ 16,335
78,612 Motorola Solutions, Inc 30,134
91,924 NetApp, Inc 9,844
61,532 (a) SanDisk Corp 14,606
99,768 Seagate Technology Holdings plc 27,475
229,540 (a),(b) Super Micro Computer, Inc 6,719
138,758 TE Connectivity plc 31,569
22,801 (a) Teledyne Technologies, Inc 11,645
110,999 (a) Trimble Inc 8,697
158,485 Western Digital Corp 27,302
25,139 (a) Zebra Technologies Corp (Class A) 6,104
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,437,067
TELECOMMUNICATION SERVICES - 0.8%
3,307,154 AT&T, Inc 82,150
52,848 (a),(d) GCI Liberty, Inc   0^
225,147 T-Mobile US, Inc 45,714
1,949,219 Verizon Communications, Inc 79,392
TOTAL TELECOMMUNICATION SERVICES 207,256
TRANSPORTATION - 1.3%
52,645 CH Robinson Worldwide, Inc 8,463
869,449 CSX Corp 31,518
299,791 Delta Air Lines, Inc 20,806
64,396 Expeditors International Washington, Inc 9,596
101,209 FedEx Corp 29,235
32,744 JB Hunt Transport Services, Inc 6,363
102,741 Norfolk Southern Corp 29,663
85,738 Old Dominion Freight Line 13,444
244,790 Southwest Airlines Co 10,117
965,397 (a) Uber Technologies, Inc 78,883
276,613 Union Pacific Corp 63,986
145,207 (a) United Airlines Holdings, Inc 16,237
350,197 United Parcel Service, Inc (Class B) 34,736
TOTAL TRANSPORTATION 353,047
UTILITIES - 2.3%
286,177 AES Corp 4,104
112,778 Alliant Energy Corp 7,332
127,259 Ameren Corp 12,708
254,093 American Electric Power Co, Inc 29,300
90,224 (b) American Water Works Co, Inc 11,774
72,849 Atmos Energy Corp 12,212
297,418 Centerpoint Energy, Inc 11,403
135,539 CMS Energy Corp 9,478
162,567 Consolidated Edison, Inc 16,146
144,210 Constellation Energy Corp 50,945
410,990 Dominion Energy, Inc 24,080
95,605 DTE Energy Co 12,331
366,570 Duke Energy Corp 42,966
174,332 (a) Edison International 10,463
209,990 Entergy Corp 19,409
112,119 Evergy, Inc 8,128
179,459 Eversource Energy 12,083
475,892 Exelon Corp 20,744
232,653 FirstEnergy Corp 10,416
971,553 NextEra Energy, Inc 77,996
229,935 NiSource, Inc 9,602
89,222 NRG Energy, Inc 14,208
1,023,841 PG&E Corp 16,453
47,262 Pinnacle West Capital Corp 4,192
337,779 PPL Corp 11,829
237,071 Public Service Enterprise Group, Inc 19,037
302,878 Sempra Energy 26,741
518,868 Southern Co 45,245

S&P 500 Index

Portfolio of Investments December 31, 2025
(continued)
Cost amounts are in thousands.
Investments in Derivatives
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
148,298 Vistra Corp $ 23,925
147,762 WEC Energy Group, Inc 15,583
270,470 Xcel Energy, Inc 19,977
TOTAL UTILITIES 610,810
TOTAL COMMON STOCKS
(Cost $8,311,036) 27,151,690
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,208 (d) AstraZeneca plc 02/20/29 2
7,917 (d) Chinook Therapeutics, Inc 01/02/30  0^
6,981 (d) Tobira Therapeutics, Inc   0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2
TOTAL RIGHTS/WARRANTS
(Cost $2) 2
TOTAL LONG-TERM INVESTMENTS
(Cost $8,311,038) 27,151,692
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
19,993,752 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.830%(f) 19,994
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $19,994) 19,994
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.0%
$ 10,000,000 Federal Home Loan Bank Discount Notes 0.000 03/04/26 9,938
TOTAL GOVERNMENT AGENCY DEBT 9,938
REPURCHASE AGREEMENT - 0.3%
89,645,000 (g) Fixed Income Clearing Corporation 3.810 01/02/26 89,645
TOTAL REPURCHASE AGREEMENT 89,645
TREASURY DEBT - 0.2%
3,384,000 United States Treasury Bill 0.000 01/06/26 3,383
10,000,000 United States Treasury Bill 0.000 01/08/26 9,992
10,000,000 United States Treasury Bill 0.000 01/22/26 9,981
10,000,000 United States Treasury Bill 0.000 02/03/26 9,972
5,000,000 United States Treasury Bill 0.000 03/03/26 4,972
TOTAL TREASURY DEBT 38,300
TOTAL SHORT-TERM INVESTMENTS
(Cost $137,881) 137,883
TOTAL INVESTMENTS - 100.1%
(Cost $8,468,913) 27,309,569
OTHER ASSETS & LIABILITIES, NET - (0.1)% (30,011)
NET ASSETS - 100.0% $27,279,558
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $19,368,709.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $89,663,975 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $91,437,924.

Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 326 03/20/26   $ 113,248 $ 112,348 $ (900)

Core Bond
Portfolio of Investments December 31, 2025

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 96.3%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0.0%
$ 406,570 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%) 7 .100% 04/12/28 $ 321
166,030 (a) Oregon Tool, Inc., 2nd Lien Term Loan, (TSFR3M + 4.000%) 8 .140 10/15/29 120
42,026 (a) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9 .228 10/15/29 43
1,235,829 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR1M + 3.000%) 6 .947 04/30/30 1,245
887,912 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .216 02/28/31 892
954,610 (a) TransDigm, Inc., Term Loan K, (TSFR1M + 2.250%) 5 .966 03/22/30 958
TOTAL CAPITAL GOODS 3,579
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
318,000 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .581 03/27/28 319
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 319
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
680,076 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6 .090 11/08/32 682
402,783 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6 .269 04/23/31 404
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,086
CONSUMER DURABLES & APPAREL - 0.0%
165,237 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 1.750%) 5 .466 11/08/32 166
TOTAL CONSUMER DURABLES & APPAREL 166
CONSUMER SERVICES - 0.1%
405,713 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .466 09/23/30 407
754,708 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .466 01/31/31 746
1,960,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .422 11/29/30 1,961
349,674 (a) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .216 12/16/30 351
915,623 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 5 .599 03/15/28 920
607,727 (a) Spin Holdco Inc., Term Loan, (TSFR3M + 4.000%) 8 .022 03/06/28 472
TOTAL CONSUMER SERVICES 4,857
ENERGY - 0.0%
346,748 (a) Buckeye Partners, L.P., Term Loan B7, (TSFR1M + 1.750%) 5 .466 11/22/32 349
TOTAL ENERGY 349
FINANCIAL SERVICES - 0.0%
170,597 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5 .484 06/24/30 172
2,090,525 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .466 06/24/31 2,097
TOTAL FINANCIAL SERVICES 2,269
FOOD, BEVERAGE & TOBACCO - 0.0%
235,758 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .434 11/26/27 232
TOTAL FOOD, BEVERAGE & TOBACCO 232
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
95,054 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 5 .466 10/23/28 96
374,186 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .716 12/03/31 374
TOTAL HEALTH CARE EQUIPMENT & SERVICES 470
MATERIALS - 0.0%
1,169,128 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 5 .566 09/07/27 1,175
TOTAL MATERIALS 1,175
MEDIA & ENTERTAINMENT - 0.0%
40,113 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .102 08/02/27 40
TOTAL MEDIA & ENTERTAINMENT 40
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
96,705 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR3M + 2.000%) 5 .972 11/15/27 97
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 97
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
467,674 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M + 2.500%) 6 .216 01/31/30 473
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 473
SOFTWARE & SERVICES - 0.1%
1,220,989 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.750%) 6 .466 10/09/29 1,229
1,226,857 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .466 09/12/29 1,230
69,871 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .115 05/15/28 71
343,464 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 6 .615 05/15/28 129
686,920 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .466 11/28/28 688

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SOFTWARE & SERVICES (continued)
$ 877,709 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .338% 02/10/31 $ 880
317,172 (a) Vision Solutions, Inc., Incremental Term Loan, (TSFR3M + 4.000%) 8 .102 04/24/28 296
TOTAL SOFTWARE & SERVICES 4,523
TELECOMMUNICATION SERVICES - 0.0%
294,587 (a) Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%) 6 .750 11/30/27 295
TOTAL TELECOMMUNICATION SERVICES 295
TRANSPORTATION - 0.0%
201,413 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 5 .716 03/21/31 203
TOTAL TRANSPORTATION 203
TOTAL BANK LOAN OBLIGATIONS
(Cost $20,379) 20,133
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 25.6%
AUTOMOBILES & COMPONENTS - 0.3%
225,000 Dana, Inc
5 .375 11/15/27 225
350,000 Dana, Inc
5 .625 06/15/28 349
EUR 300,000 Ford Motor Credit Co LLC
5 .125 02/20/29 370
3,500,000 (b) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 3,620
EUR 500,000 General Motors Financial Co, Inc, Reg S
0 .600 05/20/27 573
EUR 300,000 General Motors Financial Co, Inc, Reg S
4 .300 02/15/29 365
10,550,000 General Motors Financial Co, Inc
4 .900 10/06/29 10,717
6,250,000 General Motors Financial Co, Inc
5 .850 04/06/30 6,566
12,000,000 General Motors Financial Co, Inc
2 .700 06/10/31 10,866
4,975,000 General Motors Financial Co, Inc
5 .600 06/18/31 5,185
EUR 205,000 (b) Goodyear Europe BV
2 .750 08/15/28 235
200,000 (b) Kia Corp
2 .750 02/14/27 197
TOTAL AUTOMOBILES & COMPONENTS 39,268
BANKS - 6.1%
EUR 500,000 ABN AMRO Bank NV, Reg S
4 .250 02/21/30 613
2,000,000 (b) Akbank T.A.S.
6 .800 06/22/31 2,009
700,000 (b),(c) Banco de Credito e Inversiones S.A.
8 .750 N/A 757
2,175,000 (b) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
5 .621 12/10/29 2,260
EUR 600,000 (a) Banco Santander S.A.
0 .500 03/24/27 702
GBP 400,000 Banco Santander S.A., Reg S
4 .750 08/30/28 543
EUR 700,000 Banco Santander S.A., Reg S
4 .875 10/18/31 884
5,000,000 (b) Bangkok Bank PCL
4 .507 11/26/30 5,012
2,400,000 (b) Bangkok Bank PCL
5 .082 11/26/35 2,398
3,010,000 (b) Bangkok Bank PCL
3 .466 09/23/36 2,739
1,750,000 (b) Banistmo S.A.
4 .250 07/31/27 1,729
5,000,000 (b) Bank Hapoalim BM, Reg S
3 .255 01/21/32 4,902
6,300,000 (b) Bank Leumi Le-Israel BM, Reg S
3 .275 01/29/31 6,282
EUR 300,000 Bank of America Corp, Reg S
1 .776 05/04/27 352
55,925,000 Bank of America Corp
2 .592 04/29/31 52,110
12,400,000 Bank of America Corp
5 .288 04/25/34 12,766
4,600,000 Bank of America Corp
5 .511 01/24/36 4,796
25,175,000 Bank of America Corp
5 .744 02/12/36 26,232
34,550,000 Bank of America Corp
2 .676 06/19/41 25,475
20,000,000 (c) Bank of America Corp
6 .625 N/A 20,839
EUR 500,000 Bank of Ireland Group plc, Reg S
5 .000 07/04/31 630
10,175,000 (c) Bank of New York Mellon Corp
6 .300 N/A 10,522
EUR 400,000 Barclays plc, Reg S
0 .577 08/09/29 443
EUR 500,000 Barclays plc, Reg S
4 .918 08/08/30 622
5,000,000 Barclays plc
4 .942 09/10/30 5,099
8,425,000 Barclays plc
5 .367 02/25/31 8,708
6,075,000 Barclays plc
3 .330 11/24/42 4,687
1,500,000 (b) BBVA Bancomer S.A.
5 .125 01/18/33 1,475
1,400,000 (b) BBVA Bancomer S.A.
8 .450 06/29/38 1,548
1,825,000 (b) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .625 02/11/35 1,916
5,600,000 (b) BNP Paribas S.A.
1 .904 09/30/28 5,388
EUR 700,000 BNP Paribas S.A., Reg S
3 .875 02/23/29 844
5,000,000 (b) BNP Paribas S.A.
2 .159 09/15/29 4,729

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 22,100,000 CitiBank NA
4 .914% 05/29/30 $ 22,734
36,375,000 Citigroup, Inc
3 .200 10/21/26 36,162
8,750,000 Citigroup, Inc
4 .450 09/29/27 8,806
5,245,000 Citigroup, Inc
4 .125 07/25/28 5,243
EUR 200,000 Citigroup, Inc
2 .928 10/22/30 233
7,125,000 Citigroup, Inc
2 .572 06/03/31 6,602
9,600,000 Citigroup, Inc
4 .503 09/11/31 9,630
EUR 200,000 Citigroup, Inc, Reg S
3 .750 05/14/32 238
6,750,000 (c) Citigroup, Inc
7 .625 N/A 7,077
8,425,000 Cooperatieve Rabobank UA
3 .750 07/21/26 8,406
9,150,000 (b) Credit Agricole S.A.
5 .222 05/27/31 9,394
GBP 600,000 Danske Bank A.S., Reg S
2 .250 01/14/28 793
7,350,000 Deutsche Bank AG.
5 .371 09/09/27 7,525
5,575,000 Deutsche Bank AG.
2 .311 11/16/27 5,485
4,325,000 Deutsche Bank AG.
6 .819 11/20/29 4,612
2,325,000 Deutsche Bank AG.
4 .999 09/11/30 2,361
600,000 Deutsche Bank AG.
3 .742 01/07/33 557
2,425,000 (b) Development Bank of Kazakhstan JSC
2 .950 05/06/31 2,180
3,325,000 (b) Grupo Aval Ltd
4 .375 02/04/30 3,116
7,400,000 HSBC Holdings plc
7 .390 11/03/28 7,823
3,750,000 HSBC Holdings plc
3 .973 05/22/30 3,704
5,625,000 HSBC Holdings plc
5 .130 03/03/31 5,765
6,675,000 (c),(d) HSBC Holdings plc
6 .950 N/A 7,001
7,000,000 (c) Huntington Bancshares, Inc
5 .625 N/A 7,123
UGX 2,000,000,000 (b) ICBC Standard Bank plc
14 .250 06/26/34 486
2,125,000 (b) Intercorp Financial Services, Inc
4 .125 10/19/27 2,113
200,000 (b) Intesa Sanpaolo S.p.A
4 .198 06/01/32 191
2,000,000 (b) Itau Unibanco Holding S.A.
6 .000 02/27/30 2,075
14,600,000 JPMorgan Chase & Co
3 .200 06/15/26 14,556
8,325,000 JPMorgan Chase & Co
4 .323 04/26/28 8,359
EUR 600,000 JPMorgan Chase & Co, Reg S
1 .638 05/18/28 696
16,900,000 JPMorgan Chase & Co
5 .581 04/22/30 17,631
10,500,000 JPMorgan Chase & Co
3 .702 05/06/30 10,342
12,450,000 JPMorgan Chase & Co
5 .140 01/24/31 12,868
2,150,000 JPMorgan Chase & Co
1 .953 02/04/32 1,917
19,775,000 JPMorgan Chase & Co
4 .912 07/25/33 20,145
24,425,000 JPMorgan Chase & Co
5 .350 06/01/34 25,378
3,200,000 JPMorgan Chase & Co
6 .254 10/23/34 3,513
22,925,000 JPMorgan Chase & Co
5 .766 04/22/35 24,429
22,250,000 JPMorgan Chase & Co
5 .572 04/22/36 23,344
8,600,000 JPMorgan Chase & Co
5 .576 07/23/36 8,896
2,625,000 JPMorgan Chase & Co
2 .525 11/19/41 1,888
10,750,000 JPMorgan Chase & Co
3 .157 04/22/42 8,350
9,375,000 (c) JPMorgan Chase & Co
6 .875 N/A 9,942
6,250,000 (c) JPMorgan Chase & Co
3 .650 N/A 6,215
EUR 1,675,000 Kreditanstalt fuer Wiederaufbau, Reg S
2 .625 01/10/34 1,918
2,600,000 Lloyds Banking Group plc
6 .068 06/13/36 2,734
5,950,000 (c),(d) M&T Bank Corp
3 .500 N/A 5,765
25,000,000 (c) Mitsubishi UFJ Financial Group, Inc
6 .350 N/A 25,484
3,675,000 (b) Mizrahi Tefahot Bank Ltd, Reg S
3 .077 04/07/31 3,643
EUR 500,000 Mizuho Financial Group, Inc, Reg S
1 .598 04/10/28 574
7,200,000 Morgan Stanley Private Bank NA
4 .734 07/18/31 7,299
18,050,000 Morgan Stanley Private Bank NA
4 .465 11/19/31 18,097
6,150,000 (b) NBK SPC Ltd
1 .625 09/15/27 6,027
6,350,000 PNC Financial Services Group, Inc
5 .575 01/29/36 6,621
7,465,000 (c) PNC Financial Services Group, Inc
3 .400 N/A 7,318
CNY 8,000,000 QNB Finance Ltd, Reg S
3 .150 02/04/26 1,146
EUR 400,000 Skandinaviska Enskilda Banken AB, Reg S
3 .875 05/09/28 483
EUR 500,000 (d) Societe Generale S.A., Reg S
4 .875 11/21/31 624
9,000,000 (c) Truist Financial Corp
6 .669 N/A 9,025
3,500,000 (b) United Overseas Bank Ltd
2 .000 10/14/31 3,436
16,375,000 Wells Fargo & Co
2 .393 06/02/28 16,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 9,600,000 Wells Fargo & Co
6 .303% 10/23/29 $ 10,143
15,925,000 Wells Fargo & Co
5 .605 04/23/36 16,691
10,000,000 (c) Wells Fargo & Co
3 .900 N/A 9,969
5,775,000 (c),(d) Wells Fargo & Co
7 .625 N/A 6,160
TOTAL BANKS 755,072
CAPITAL GOODS - 0.9%
25,400,000 Boeing Co
2 .196 02/04/26 25,352
5,350,000 Boeing Co
3 .250 02/01/28 5,258
3,350,000 Boeing Co
5 .705 05/01/40 3,420
18,750,000 Boeing Co
5 .805 05/01/50 18,442
EUR 400,000 Carrier Global Corp
4 .125 05/29/28 484
EUR 700,000 Carrier Global Corp
4 .500 11/29/32 866
1,300,000 (b) Embraer Netherlands Finance BV
7 .000 07/28/30 1,434
60,000 Embraer Netherlands Finance BV
5 .980 02/11/35 64
20,250,000 Honeywell International, Inc
5 .000 03/01/35 20,625
5,850,000 Howmet Aerospace, Inc
4 .550 11/15/32 5,876
EUR 300,000 Illinois Tool Works, Inc
3 .250 05/17/28 358
12,000,000 L3Harris Technologies, Inc
5 .400 07/31/33 12,499
EUR 500,000 Raytheon Technologies Corp
2 .150 05/18/30 566
5,575,000 Raytheon Technologies Corp
2 .250 07/01/30 5,133
3,875,000 (b) Sociedad Quimica y Minera de Chile S.A.
6 .500 11/07/33 4,210
3,000,000 (b) Sociedad Quimica y Minera de Chile S.A.
3 .500 09/10/51 2,137
300,000 (b) WESCO Distribution, Inc
7 .250 06/15/28 304
TOTAL CAPITAL GOODS 107,028
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
325,000 (b) ASGN, Inc
4 .625 05/15/28 320
2,450,000 (b) Bidvest Group UK plc
6 .200 09/17/32 2,496
KZT 277,000,000 International Bank for Reconstruction & Development
13 .750 06/11/26 537
111,000 (b) Prime Security Services Borrower LLC
5 .750 04/15/26 111
1,325,000 (b) Prime Security Services Borrower LLC
3 .375 08/31/27 1,299
4,125,000 Verisk Analytics, Inc
4 .500 08/15/30 4,156
4,550,000 Verisk Analytics, Inc
5 .250 03/15/35 4,630
19,000,000 Waste Management, Inc
4 .950 03/15/35 19,297
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 32,846
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
925,000 (b) Bath & Body Works, Inc
6 .625 10/01/30 946
550,000 (b) Group 1 Automotive, Inc
4 .000 08/15/28 539
875,000 (b) Lithia Motors, Inc
4 .625 12/15/27 874
5,100,000 O'Reilly Automotive, Inc
3 .550 03/15/26 5,094
6,875,000 O'Reilly Automotive, Inc
3 .600 09/01/27 6,834
4,075,000 O'Reilly Automotive, Inc
4 .200 04/01/30 4,064
12,400,000 O'Reilly Automotive, Inc
1 .750 03/15/31 10,868
3,225,000 Walmart, Inc
4 .350 04/28/30 3,276
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 32,495
CONSUMER SERVICES - 0.3%
9,820,000 Amherst College
4 .100 11/01/45 8,303
2,500,000 (b) Arcos Dorados BV
6 .375 01/29/32 2,647
8,000,000 (d) President and Fellows of Harvard College
3 .529 10/01/31 7,635
14,250,000 President and Fellows of Harvard College
3 .619 10/01/37 12,720
2,100,000 Sands China Ltd
5 .900 08/08/28 2,138
5,619,000 Smith College
4 .620 07/01/45 4,961
TOTAL CONSUMER SERVICES 38,404
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
4,000,000 Kroger Co
5 .000 09/15/34 4,022
3,250,000 Kroger Co
5 .500 09/15/54 3,095
2,600,000 SYSCO Corp
5 .400 03/23/35 2,693
5,450,000 SYSCO Corp
3 .150 12/14/51 3,633
GBP 500,000 Tesco Corporate Treasury Services plc, Reg S
2 .750 04/27/30 627
EUR 600,000 Tesco Corporate Treasury Services plc, Reg S
3 .375 05/06/32 702
4,000,000 Walmart, Inc
2 .500 09/22/41 2,898

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
$ 7,400,000 Walmart, Inc
4 .500% 04/15/53 $ 6,544
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,214
ENERGY - 1.7%
11,500,000 BP Capital Markets America, Inc
5 .227 11/17/34 11,864
EUR 500,000 BP Capital Markets plc, Reg S
1 .231 05/08/31 532
13,100,000 Cheniere Energy Partners LP
4 .000 03/01/31 12,756
6,850,000 Cheniere Energy Partners LP
3 .250 01/31/32 6,309
8,625,000 Cheniere Energy Partners LP
5 .750 08/15/34 9,005
1,832,822 (b) Chile Electricity Lux Mpc II Sarl
5 .580 10/20/35 1,878
2,000,000 Ecopetrol S.A.
6 .875 04/29/30 2,029
2,125,000 Ecopetrol S.A.
4 .625 11/02/31 1,904
200,000 Ecopetrol S.A.
8 .875 01/13/33 214
2,950,353 (b) EIG Pearl Holdings Sarl
3 .545 08/31/36 2,732
3,000,000 (b) Empresa Nacional del Petroleo
5 .250 11/06/29 3,056
12,968,000 Enbridge, Inc
3 .125 11/15/29 12,418
3,925,000 Enbridge, Inc
5 .700 03/08/33 4,134
2,950,000 Enbridge, Inc
3 .400 08/01/51 2,016
4,725,000 Energy Transfer LP
4 .750 01/15/26 4,726
775,000 Energy Transfer LP
5 .400 10/01/47 696
9,125,000 Energy Transfer LP
5 .000 05/15/50 7,634
7,600,000 Energy Transfer LP
5 .950 05/15/54 7,202
2,650,000 Enterprise Products Operating LLC
4 .250 02/15/48 2,176
6,200,000 Enterprise Products Operating LLC
4 .200 01/31/50 4,972
4,500,000 Enterprise Products Operating LLC
3 .200 02/15/52 2,985
6,500,000 Enterprise Products Operating LLC
3 .300 02/15/53 4,340
4,600,000 Expand Energy Corp
5 .700 01/15/35 4,760
2,097,570 (b) Galaxy Pipeline Assets Bidco Ltd
2 .160 03/31/34 1,898
3,300,000 (b) Galaxy Pipeline Assets Bidco Ltd
2 .625 03/31/36 2,908
8,375,000 Marathon Petroleum Corp
3 .800 04/01/28 8,327
5,060,000 Marathon Petroleum Corp
4 .750 09/15/44 4,325
5,500,000 Marathon Petroleum Corp
5 .000 09/15/54 4,597
3,525,000 (b) Midwest Connector Capital Co LLC
4 .625 04/01/29 3,529
8,950,000 MPLX LP
1 .750 03/01/26 8,915
4,850,000 MPLX LP
2 .650 08/15/30 4,492
3,600,000 ONEOK, Inc
5 .700 11/01/54 3,355
1,275,000 (b) ORLEN S.A.
6 .000 01/30/35 1,344
3,900,000 (b) Pertamina Hulu Energi PT
5 .250 05/21/30 3,976
200,000 (b),(d) Pertamina Persero PT
3 .650 07/30/29 195
2,450,000 Petrobras Global Finance BV
6 .250 01/10/36 2,404
300,000 Petroleos Mexicanos
6 .840 01/23/30 305
2,000,000 Petroleos Mexicanos
5 .950 01/28/31 1,936
3,000,000 Petroleos Mexicanos
6 .700 02/16/32 2,992
3,500,000 (b) Petronas Capital Ltd
4 .950 01/03/31 3,613
360,000 (b) Petronas Capital Ltd
5 .340 04/03/35 374
2,375,000 Phillips 66 Co
4 .680 02/15/45 2,009
475,000 Plains All American Pipeline LP
3 .800 09/15/30 461
2,950,000 (b) QazaqGaz NC JSC
4 .375 09/26/27 2,940
2,500,000 (b) Raizen Fuels Finance S.A.
5 .700 01/17/35 1,913
1,258,750 (b) Rio Oil Finance Trust
8 .200 04/06/28 1,300
4,000,000 (b) S.A. Global Sukuk Ltd
4 .125 09/17/30 3,932
827,000 Sabine Pass Liquefaction LLC
5 .875 06/30/26 828
1,475,000 (b) Saudi Arabian Oil Co
5 .250 07/17/34 1,518
2,500,000 (b) Thaioil Treasury Center Co Ltd
2 .500 06/18/30 2,272
11,000,000 TotalEnergies Capital International S.A.
3 .127 05/29/50 7,332
2,500,000 TotalEnergies Capital S.A.
5 .488 04/05/54 2,417
1,825,000 TotalEnergies Capital S.A.
5 .425 09/10/64 1,708
9,250,000 Williams Cos, Inc
5 .650 03/15/33 9,728
TOTAL ENERGY 208,181
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
5,100,000 Agree LP
2 .000 06/15/28 4,859
2,725,000 American Homes 4 Rent LP
5 .250 03/15/35 2,764
2,418,000 American Tower Corp
3 .375 10/15/26 2,405

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
EUR 750,000 American Tower Corp
0 .450% 01/15/27 $ 863
$ 1,600,000 American Tower Corp
3 .600 01/15/28 1,585
4,350,000 American Tower Corp
3 .800 08/15/29 4,283
13,700,000 American Tower Corp
2 .900 01/15/30 13,005
2,750,000 American Tower Corp
2 .100 06/15/30 2,496
3,825,000 American Tower Corp
1 .875 10/15/30 3,417
6,725,000 American Tower Corp
5 .400 01/31/35 6,922
10,250,000 American Tower Corp
5 .350 03/15/35 10,508
1,075,000 Brixmor Operating Partnership LP
2 .250 04/01/28 1,032
GBP 400,000 Digital Stout Holding LLC, Reg S
3 .750 10/17/30 515
6,700,000 Essex Portfolio LP
3 .000 01/15/30 6,365
6,975,000 Essex Portfolio LP
5 .375 04/01/35 7,176
1,440,000 (b) FIBRA ProLogis
5 .500 11/26/35 1,446
11,375,000 Healthcare Realty Holdings LP
3 .500 08/01/26 11,314
3,000,000 Healthcare Realty Holdings LP
3 .625 01/15/28 2,959
8,975,000 Healthcare Realty Holdings LP
3 .100 02/15/30 8,525
1,750,000 Healthcare Realty Holdings LP
2 .400 03/15/30 1,590
1,050,000 Healthcare Realty Holdings LP
2 .050 03/15/31 908
7,950,000 Highwoods Realty LP
3 .875 03/01/27 7,894
2,900,000 Highwoods Realty LP
4 .125 03/15/28 2,874
2,875,000 Highwoods Realty LP
4 .200 04/15/29 2,831
4,000,000 Highwoods Realty LP
3 .050 02/15/30 3,724
3,845,000 (b) Iron Mountain, Inc
7 .000 02/15/29 3,950
5,250,000 Kite Realty Group LP
4 .950 12/15/31 5,338
EUR 500,000 (b) Lineage Europe Finco BV
4 .125 11/26/31 579
EUR 350,000 ProLogis Euro Finance LLC
3 .250 09/22/32 405
EUR 400,000 ProLogis Euro Finance LLC
4 .000 05/05/34 478
GBP 300,000 ProLogis International Funding II S.A., Reg S
2 .750 02/22/32 360
1,275,000 ProLogis LP
2 .875 11/15/29 1,219
3,125,000 ProLogis LP
1 .750 07/01/30 2,811
1,025,000 Regency Centers LP
3 .600 02/01/27 1,020
3,350,000 Regency Centers LP
2 .950 09/15/29 3,213
11,046,000 (b) SBA Tower Trust
1 .884 01/15/26 11,034
25,315,000 (b) SBA Tower Trust
1 .631 11/15/26 24,768
42,100,000 (b) SBA Tower Trust
1 .840 04/15/27 40,784
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 208,219
FINANCIAL SERVICES - 2.0%
8,975,000 AerCap Ireland Capital DAC
1 .750 01/30/26 8,959
13,369,000 AerCap Ireland Capital DAC
3 .000 10/29/28 12,961
2,250,000 AerCap Ireland Capital DAC
3 .850 10/29/41 1,839
7,500,000 (c) American Express Co
3 .550 N/A 7,397
1,170,000 (b) Brazil Minas SPE via State of Minas Gerais
5 .333 02/15/28 1,171
6,635,000 (c),(d) Capital One Financial Corp
3 .950 N/A 6,555
6,250,000 Community Preservation Corp
2 .867 02/01/30 5,840
3,200,000 Corebridge Financial, Inc
6 .050 09/15/33 3,396
4,350,000 Corebridge Financial, Inc
5 .750 01/15/34 4,548
GBP 500,000 Credit Suisse Group AG., Reg S
2 .250 06/09/28 655
EUR 500,000 Deutsche Bank AG., Reg S
5 .000 09/05/30 620
7,305,000 Discover Bank
3 .450 07/27/26 7,283
3,750,000 Discover Bank
2 .700 02/06/30 3,534
EUR 500,000 Goldman Sachs Group, Inc, Reg S
1 .250 02/07/29 560
12,425,000 Goldman Sachs Group, Inc
5 .330 07/23/35 12,766
3,500,000 Goldman Sachs Group, Inc
4 .411 04/23/39 3,233
6,825,000 Goldman Sachs Group, Inc
3 .436 02/24/43 5,346
7,200,000 (c) Goldman Sachs Group, Inc
6 .850 N/A 7,487
2,600,000 (b) Indian Railway Finance Corp Ltd
2 .800 02/10/31 2,397
1,700,000 (b),(d) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,614
2,157,600 (b) Minejesa Capital BV
4 .625 08/10/30 2,146
31,425,000 Morgan Stanley
3 .125 07/27/26 31,284
EUR 800,000 Morgan Stanley
3 .149 11/07/31 931
EUR 500,000 Morgan Stanley
2 .950 05/07/32 575
14,250,000 Morgan Stanley
5 .250 04/21/34 14,671

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FINANCIAL SERVICES (continued)
$ 5,150,000 Morgan Stanley
5 .424% 07/21/34 $ 5,358
4,000,000 Morgan Stanley
5 .831 04/19/35 4,251
4,925,000 Morgan Stanley
5 .320 07/19/35 5,070
14,850,000 Morgan Stanley
5 .587 01/18/36 15,518
13,550,000 Morgan Stanley
5 .664 04/17/36 14,223
4,440,000 (c) Northern Trust Corp
4 .600 N/A 4,429
1,500,000 (b) Perusahaan Penerbit SBSN Indonesia III
4 .500 12/01/30 1,503
3,350,000 (b) Power Finance Corp Ltd
3 .950 04/23/30 3,267
550,000 Springleaf Finance Corp
5 .375 11/15/29 550
6,950,000 (c) State Street Corp
6 .700 N/A 7,251
EUR 400,000 UBS AG., Reg S
0 .500 03/31/31 412
EUR 800,000 UBS Group AG, Reg S
0 .250 11/05/28 900
9,100,000 (b) UBS Group AG.
1 .305 02/02/27 9,072
7,500,000 (b) UBS Group AG.
5 .617 09/13/30 7,830
3,065,000 (b) UBS Group AG.
3 .179 02/11/43 2,327
4,225,000 Visa, Inc
2 .700 04/15/40 3,255
9,350,000 (b) Wynnton Funding Trust II
5 .991 08/15/55 9,407
TOTAL FINANCIAL SERVICES 242,391
FOOD, BEVERAGE & TOBACCO - 0.8%
1,600,000 (b) Anadolu Efes Biracilik Ve Malt Sanayii AS.
3 .375 06/29/28 1,496
23,700,000 Anheuser-Busch Cos LLC
4 .700 02/01/36 23,459
16,223,000 Anheuser-Busch Cos LLC
4 .900 02/01/46 15,005
1,800,000 (b) Bimbo Bakeries USA, Inc
6 .050 01/15/29 1,882
3,875,000 (b) Cia Cervecerias Unidas S.A.
3 .350 01/19/32 3,515
3,000,000 (b) Coca-Cola Icecek AS.
4 .500 01/20/29 2,956
2,975,000 (b) Gruma SAB de C.V.
5 .390 12/09/34 3,058
750,000 (b) Gruma SAB de C.V.
5 .761 12/09/54 753
2,500,000 (b) Grupo Bimbo SAB de C.V.
4 .700 11/10/47 2,152
4,700,000 Kraft Heinz Foods Co
5 .500 06/01/50 4,397
6,950,000 (b) Mars, Inc
5 .200 03/01/35 7,143
6,225,000 (b) Mars, Inc
5 .650 05/01/45 6,275
13,950,000 (b) Mars, Inc
5 .700 05/01/55 13,896
EUR 300,000 (b) Mondelez International Holdings Netherlands BV
1 .250 09/09/41 231
EUR 400,000 Philip Morris International, Inc
2 .750 06/06/29 466
11,000,000 Philip Morris International, Inc
5 .250 02/13/34 11,370
TOTAL FOOD, BEVERAGE & TOBACCO 98,054
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
EUR 500,000 Becton Dickinson Euro Finance Sarl
0 .334 08/13/28 552
1,925,000 Boston Scientific Corp
2 .650 06/01/30 1,811
4,600,000 Cardinal Health, Inc
5 .750 11/15/54 4,589
19,230,000 Children's Hospital Medic
4 .268 05/15/44 16,868
25,125,000 CVS Health Corp
5 .450 09/15/35 25,718
25,555,000 CVS Health Corp
5 .050 03/25/48 22,528
4,105,000 Dartmouth-Hitchcock Health
4 .178 08/01/48 3,175
4,225,000 HCA, Inc
5 .625 09/01/28 4,355
11,200,000 HCA, Inc
3 .625 03/15/32 10,579
10,000,000 HCA, Inc
6 .200 03/01/55 10,191
3,500,000 (b) Hologic, Inc
3 .250 02/15/29 3,450
EUR 250,000 (b) IQVIA, Inc
1 .750 03/15/26 293
GBP 500,000 McKesson Corp
3 .125 02/17/29 652
5,000,000 New York and Presbyterian Hospital
3 .563 08/01/36 4,436
375,000 Tenet Healthcare Corp
4 .625 06/15/28 376
10,700,000 UnitedHealth Group, Inc
2 .300 05/15/31 9,649
2,100,000 UnitedHealth Group, Inc
5 .150 07/15/34 2,151
3,250,000 UnitedHealth Group, Inc
3 .750 10/15/47 2,482
TOTAL HEALTH CARE EQUIPMENT & SERVICES 123,855
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
6,220,000 Church & Dwight Co, Inc
2 .300 12/15/31 5,527
EUR 690,000 Colgate-Palmolive Co
3 .250 11/10/35 790
EUR 267,857 (b) Coty, Inc
3 .875 04/15/26 315
8,175,000 Haleon US Capital LLC
3 .625 03/24/32 7,777
EUR 300,000 Procter & Gamble Co
3 .250 08/02/31 358

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
EUR 400,000 The Procter & Gamble Company
1 .875% 10/30/38 $ 387
$ 10,075,000 Unilever Capital Corp
4 .625 08/12/34 10,145
EUR 500,000 Unilever Finance Netherlands BV, Reg S
1 .125 02/12/27 580
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 25,879
INSURANCE - 1.7%
825,000 (b) Alliant Holdings Intermediate LLC
4 .250 10/15/27 820
6,800,000 (b) Allianz SE
6 .350 09/06/53 7,301
19,600,000 (b),(c),(d) Allianz SE
6 .550 N/A 20,346
4,925,000 Aon Corp
2 .800 05/15/30 4,650
3,900,000 Aon Corp
5 .350 02/28/33 4,061
5,250,000 AXIS Specialty Finance LLC
4 .900 01/15/40 5,051
16,000,000 Berkshire Hathaway Finance Corp
2 .850 10/15/50 10,292
1,400,000 Berkshire Hathaway Finance Corp
3 .850 03/15/52 1,077
1,350,000 Brown & Brown, Inc
5 .550 06/23/35 1,384
EUR 500,000 Chubb INA Holdings, Inc
1 .550 03/15/28 574
EUR 450,000 Chubb INA Holdings, Inc
1 .400 06/15/31 483
EUR 300,000 Credit Agricole Assurances S.A., Reg S
1 .500 10/06/31 315
EUR 400,000 Equitable Financial Life Global Funding, Reg S
0 .600 06/16/28 446
EUR 250,000 (b) Fairfax Financial Holdings Ltd
2 .750 03/29/28 292
7,325,000 (b) Five Corners Funding Trust II
2 .850 05/15/30 6,896
3,000,000 (b) Hanwha Life Insurance Co Ltd
3 .379 02/04/32 2,957
22,408,000 Hartford Financial Services Group, Inc
2 .800 08/19/29 21,423
1,100,000 Hartford Financial Services Group, Inc
4 .300 04/15/43 945
2,500,000 Hartford Financial Services Group, Inc
2 .900 09/15/51 1,593
EUR 400,000 (b) Liberty Mutual Group, Inc
4 .625 12/02/30 496
EUR 600,000 (b) Liberty Mutual Group, Inc
3 .875 09/26/35 692
4,100,000 (b) Liberty Mutual Group, Inc
3 .951 10/15/50 3,032
10,250,000 MetLife, Inc
6 .350 03/15/55 10,809
8,200,000 (b) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 8,562
9,425,000 (b) Omnis Funding Trust
6 .722 05/15/55 9,801
GBP 300,000 Pacific Life Global Funding II, Reg S
5 .375 11/30/28 416
11,875,000 PartnerRe Finance B LLC
4 .500 10/01/50 11,165
5,250,000 Principal Financial Group, Inc
2 .125 06/15/30 4,782
6,575,000 Prudential Financial, Inc
5 .200 03/14/35 6,743
6,960,000 Prudential Financial, Inc
3 .700 10/01/50 6,474
3,875,000 Prudential Financial, Inc
5 .125 03/01/52 3,840
3,950,000 Prudential Financial, Inc
6 .500 03/15/54 4,175
10,950,000 Reinsurance Group of America, Inc
5 .750 09/15/34 11,420
6,600,000 RenaissanceRe Holdings Ltd
5 .800 04/01/35 6,893
5,600,000 (b) Swiss Re Finance Luxembourg S.A.
5 .000 04/02/49 5,638
17,700,000 UnitedHealth Group, Inc
5 .625 07/15/54 17,360
TOTAL INSURANCE 203,204
MATERIALS - 0.8%
2,600,000 (b) Alpek SAB de C.V.
3 .250 02/25/31 2,212
852,000 Amcor Flexibles North America, Inc
3 .100 09/15/26 845
4,879,000 Amcor Flexibles North America, Inc
2 .630 06/19/30 4,523
9,400,000 Amcor Flexibles North America, Inc
2 .690 05/25/31 8,595
EUR 500,000 Amcor UK Finance plc
3 .200 11/17/29 587
EUR 400,000 Amcor UK Finance plc
3 .950 05/29/32 476
2,825,000 AngloGold Ashanti Holdings plc
3 .750 10/01/30 2,705
2,000,000 (b),(d) Antofagasta plc
5 .625 05/13/32 2,080
1,150,000 (b) Antofagasta plc
6 .250 05/02/34 1,239
1,375,000 (b) Antofagasta plc
5 .625 09/09/35 1,416
1,875,000 Ball Corp
2 .875 08/15/30 1,734
14,250,000 Berry Global, Inc
1 .570 01/15/26 14,236
200,000 (d) Celulosa Arauco y Constitucion S.A.
3 .875 11/02/27 198
3,000,000 (b) Celulosa Arauco y Constitucion S.A.
4 .250 04/30/29 2,917
200,000 (b) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 191
1,450,000 (b) Celulosa Arauco y Constitucion S.A.
6 .180 05/05/32 1,496
2,600,000 (b),(c) Cemex SAB de C.V.
7 .200 N/A 2,712
200,000 (b) Corp Nacional del Cobre de Chile
3 .625 08/01/27 198
8,000,000 (b) Corp Nacional del Cobre de Chile
6 .330 01/13/35 8,536

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MATERIALS (continued)
$ 1,250,000 (b) Corp Nacional del Cobre de Chile
6 .440% 01/26/36 $ 1,355
200,000 (b) Corp Nacional del Cobre de Chile
6 .780 01/13/55 215
1,800,000 (b) Freeport Indonesia PT
4 .763 04/14/27 1,803
3,600,000 (b) Inversiones CMPC S.A.
3 .000 04/06/31 3,222
3,000,000 (b) Klabin Austria GmbH
5 .750 04/03/29 3,048
4,000,000 (b) Momentive Performance Materials, Inc
4 .125 10/22/28 3,993
6,675,000 Nutrien Ltd
2 .950 05/13/30 6,306
1,000,000 (b) OCP S.A.
6 .100 04/30/30 1,045
2,150,000 (b) OCP S.A.
6 .750 05/02/34 2,316
EUR 250,000 (b) OI European Group BV
6 .250 05/15/28 302
300,000 Sasol Financing USA LLC
5 .500 03/18/31 255
4,300,000 Suzano Austria GmbH
3 .125 01/15/32 3,846
3,010,000 Suzano Netherlands BV
5 .500 01/15/36 2,984
200,000 (b) UltraTech Cement Ltd
2 .800 02/16/31 183
5,200,000 (b) Windfall Mining Group, Inc
5 .854 05/13/32 5,431
TOTAL MATERIALS 93,200
MEDIA & ENTERTAINMENT - 0.7%
21,450,000 Alphabet, Inc
4 .100 11/15/30 21,516
EUR 750,000 (b) BOI Finance BV
7 .500 02/16/27 904
5,000,000 (b) CCO Holdings LLC
4 .250 02/01/31 4,594
8,150,000 Charter Communications Operating LLC
5 .850 12/01/35 8,130
6,100,000 Charter Communications Operating LLC
3 .500 03/01/42 4,232
EUR 450,000 Comcast Corp
0 .250 05/20/27 513
15,000,000 Comcast Corp
2 .887 11/01/51 8,772
650,000 Lamar Media Corp
3 .750 02/15/28 638
1,000,000 Lamar Media Corp
4 .000 02/15/30 966
12,150,000 Meta Platforms, Inc
4 .875 11/15/35 12,134
15,250,000 Meta Platforms, Inc
5 .625 11/15/55 14,636
2,675,000 (b) Sirius XM Radio, Inc
4 .125 07/01/30 2,544
GBP 200,000 Time Warner Cable LLC
5 .750 06/02/31 272
4,400,000 Time Warner Cable LLC
5 .875 11/15/40 4,072
3,450,000 Time Warner Cable LLC
4 .500 09/15/42 2,653
EUR 700,000 (b) VZ Secured Financing BV
3 .500 01/15/32 766
1,413,000 (b) Ziff Davis, Inc
4 .625 10/15/30 1,342
TOTAL MEDIA & ENTERTAINMENT 88,684
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
EUR 500,000 AbbVie, Inc
2 .125 06/01/29 575
9,850,000 AbbVie, Inc
4 .050 11/21/39 8,793
29,850,000 Amgen, Inc
5 .650 03/02/53 29,229
EUR 500,000 (b) Avantor Funding, Inc
3 .875 07/15/28 586
1,500,000 (b) Avantor Funding, Inc
4 .625 07/15/28 1,492
EUR 400,000 BMS Ireland Capital Funding Designated Activity Co
2 .973 11/10/30 468
15,000,000 Bristol-Myers Squibb Co
5 .550 02/22/54 14,731
10,600,000 Gilead Sciences, Inc
5 .250 10/15/33 11,139
1,900,000 Gilead Sciences, Inc
2 .600 10/01/40 1,405
EUR 200,000 Johnson & Johnson
2 .700 02/26/29 236
EUR 400,000 Johnson & Johnson
3 .200 06/01/32 475
EUR 400,000 Johnson & Johnson
3 .600 02/26/45 441
EUR 400,000 MSD Netherlands Capital BV
3 .750 05/30/54 411
EUR 600,000 (b) Organon Finance   LLC
2 .875 04/30/28 685
EUR 500,000 Pfizer Netherlands International Finance BV
2 .875 05/19/29 589
EUR 300,000 Sartorius Finance BV, Reg S
4 .375 09/14/29 367
EUR 500,000 Takeda Pharmaceutical Co Ltd
1 .375 07/09/32 516
EUR 800,000 Thermo Fisher Scientific Finance I BV
0 .800 10/18/30 850
EUR 700,000 Thermo Fisher Scientific Finance I BV
3 .628 12/01/35 819
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 73,807
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
10,050,000 Broadcom, Inc
4 .600 07/15/30 10,211
6,375,000 Broadcom, Inc
4 .800 10/15/34 6,387
25,131,000 (b) Broadcom, Inc
4 .926 05/15/37 24,805

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
$ 8,375,000 NVIDIA Corp
2 .000% 06/15/31 $ 7,538
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 48,941
SOFTWARE & SERVICES - 0.6%
4,175,000 Accenture Capital, Inc
4 .500 10/04/34 4,116
7,350,000 Adobe, Inc
2 .300 02/01/30 6,882
EUR 400,000 Fiserv Funding ULC
2 .875 06/15/28 469
26,300,000 Microsoft Corp
2 .400 08/08/26 26,102
2,200,000 Microsoft Corp
3 .400 09/15/26 2,196
4,120,000 Microsoft Corp
2 .525 06/01/50 2,515
550,000 (b) Open Text Holdings, Inc
4 .125 02/15/30 526
9,900,000 Oracle Corp
4 .450 09/26/30 9,685
6,200,000 Oracle Corp
5 .200 09/26/35 5,940
3,000,000 Roper Technologies, Inc
1 .400 09/15/27 2,872
10,050,000 Roper Technologies, Inc
2 .000 06/30/30 9,092
TOTAL SOFTWARE & SERVICES 70,395
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
EUR 500,000 Alphabet, Inc
2 .875 11/06/31 581
4,325,000 Amphenol Corp
2 .800 02/15/30 4,106
4,825,000 Apple, Inc
2 .450 08/04/26 4,789
26,100,000 Apple, Inc
2 .050 09/11/26 25,808
3,225,000 Apple, Inc
4 .650 02/23/46 2,961
4,675,000 Apple, Inc
2 .650 02/08/51 2,890
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 41,135
TELECOMMUNICATION SERVICES - 1.7%
GBP 300,000 AT&T, Inc
2 .900 12/04/26 401
EUR 500,000 AT&T, Inc
2 .350 09/05/29 575
42,943,000 AT&T, Inc
2 .550 12/01/33 36,650
8,325,000 AT&T, Inc
4 .500 05/15/35 7,997
9,750,000 AT&T, Inc
4 .900 11/01/35 9,630
EUR 400,000 AT&T, Inc
3 .150 09/04/36 435
46,670,000 AT&T, Inc
3 .550 09/15/55 31,065
225,000 (b) Bharti Airtel Ltd
3 .250 06/03/31 213
850,000 Deutsche Telekom International Finance BV
8 .750 06/15/30 992
1,375,000 (b) Millicom International Cellular S.A.
4 .500 04/27/31 1,281
2,750,000 (b) Millicom International Cellular S.A.
7 .375 04/02/32 2,858
295,000 (b) Sable International Finance Ltd
7 .125 10/15/32 298
3,300,000 (b) Sitios Latinoamerica SAB de C.V.
5 .375 04/04/32 3,315
900,000 (b) Telecomunicaciones Digitales S.A.
4 .500 01/30/30 857
22,975,000 T-Mobile USA, Inc
2 .625 02/15/29 21,929
30,200,000 T-Mobile USA, Inc
3 .875 04/15/30 29,698
8,800,000 T-Mobile USA, Inc
5 .050 07/15/33 8,980
2,225,000 T-Mobile USA, Inc
3 .000 02/15/41 1,658
7,800,000 T-Mobile USA, Inc
3 .300 02/15/51 5,214
9,625,000 T-Mobile USA, Inc
5 .875 11/15/55 9,615
4,725,000 (b) Turk Telekomunikasyon AS.
6 .950 10/07/32 4,828
EUR 400,000 Verizon Communications, Inc
1 .875 10/26/29 453
EUR 200,000 Verizon Communications, Inc
4 .250 10/31/30 246
31,900,000 Verizon Communications, Inc
5 .250 04/02/35 32,423
EUR 300,000 Verizon Communications, Inc
2 .875 01/15/38 312
2,900,000 Verizon Communications, Inc
5 .875 11/30/55 2,865
GBP 500,000 (b) Vmed O2 UK Financing I plc
4 .500 07/15/31 598
TOTAL TELECOMMUNICATION SERVICES 215,386
TRANSPORTATION - 0.1%
1,850,000 (b) Adani Ports & Special Economic Zone Ltd
4 .000 07/30/27 1,817
2,000,000 (b) Adani Ports & Special Economic Zone Ltd
4 .200 08/04/27 1,974
2,700,000 (b) Adani Ports & Special Economic Zone Ltd
3 .100 02/02/31 2,393
1,450,000 (b) Aeropuerto Internacional de Tocumen S.A.
4 .000 08/11/41 1,211
3,800,000 (b) ENA Master Trust
4 .000 05/19/48 2,906
4,600,000 (b) Montego Bay Airport Revenue Finance Ltd
6 .600 06/15/35 4,583
TOTAL TRANSPORTATION 14,884
UTILITIES - 2.9%
1,950,000 (b) Adani Electricity Mumbai Ltd
3 .867 07/22/31 1,753

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 1,650,000 AEP Transmission Co LLC
4 .000% 12/01/46 $ 1,322
1,175,000 AEP Transmission Co LLC
5 .400 03/15/53 1,142
3,475,000 Alabama Power Co
4 .150 08/15/44 2,903
6,025,000 Alabama Power Co
3 .450 10/01/49 4,285
3,937,912 (b) Alfa Desarrollo S.p.A
4 .550 09/27/51 3,168
17,400,000 Ameren Illinois Co
4 .950 06/01/33 17,776
2,750,000 American Water Capital Corp
3 .000 12/01/26 2,723
4,000,000 American Water Capital Corp
2 .800 05/01/30 3,792
8,500,000 American Water Capital Corp
2 .300 06/01/31 7,677
2,375,000 American Water Capital Corp
4 .000 12/01/46 1,910
4,500,000 American Water Capital Corp
3 .750 09/01/47 3,459
2,200,000 American Water Capital Corp
5 .700 09/01/55 2,203
5,788,000 Appalachian Power Co
4 .450 06/01/45 4,827
8,475,000 Atmos Energy Corp
1 .500 01/15/31 7,433
1,175,000 Atmos Energy Corp
4 .125 10/15/44 991
8,875,000 Atmos Energy Corp
5 .000 12/15/54 8,072
6,500,000 Baltimore Gas and Electric Co
3 .750 08/15/47 4,961
2,100,000 (b) Banco Nacional de Comercio Exterior SNC
5 .875 05/07/30 2,171
5,925,000 Berkshire Hathaway Energy Co
3 .250 04/15/28 5,840
1,075,000 CenterPoint Energy Houston Electric LLC
3 .000 03/01/32 987
EUR 350,000 CEZ AS., Reg S
0 .875 12/02/26 405
1,165,045 (b) Chile Electricity Lux Mpc II Sarl
5 .672 10/20/35 1,210
3,000,000 (b) Cikarang Listrindo Tbk PT
5 .650 03/12/35 3,044
6,875,000 CMS Energy Corp
6 .500 06/01/55 7,069
3,500,000 (b) Colbun S.A.
5 .375 09/11/35 3,504
200,000 (b) Comision Federal de Electricidad
6 .450 01/24/35 206
8,250,000 Commonwealth Edison Co
3 .000 03/01/50 5,394
6,600,000 Commonwealth Edison Co
2 .750 09/01/51 4,047
8,000,000 Consolidated Edison Co of New York, Inc
5 .500 03/15/55 7,755
2,178,000 Consumers Energy Co
2 .650 08/15/52 1,346
EUR 215,000 (b) ContourGlobal Power Holdings S.A.
5 .000 02/28/30 259
2,500,000 DTE Electric Co
3 .650 03/01/52 1,840
4,125,000 DTE Electric Co
5 .400 04/01/53 4,003
2,800,000 DTE Electric Co
5 .850 05/15/55 2,874
EUR 500,000 Duke Energy Corp
3 .100 06/15/28 591
EUR 400,000 Duke Energy Corp
3 .750 04/01/31 476
4,600,000 Duke Energy Florida LLC
3 .400 10/01/46 3,355
8,850,000 Duke Energy Indiana LLC
2 .750 04/01/50 5,528
6,100,000 Duke Energy Progress LLC
2 .500 08/15/50 3,556
EUR 600,000 E.ON SE, Reg S
3 .500 03/25/32 714
EUR 500,000 EDP Finance BV, Reg S
3 .875 03/11/30 606
EUR 500,000 Electricite de France S.A., Reg S
2 .000 10/02/30 560
3,445,000 (b) Empresas Publicas de Medellin ESP
4 .250 07/18/29 3,237
2,225,000 Entergy Louisiana LLC
5 .800 03/15/55 2,236
10,600,000 Enterprise Products Operating LLC
3 .700 01/31/51 7,773
4,700,000 Exelon Corp
6 .500 03/15/55 4,891
8,200,000 Florida Power & Light Co
4 .800 05/15/33 8,359
5,775,000 Florida Power & Light Co
3 .990 03/01/49 4,584
4,825,000 Florida Power & Light Co
5 .700 03/15/55 4,889
2,900,000 Indiana Michigan Power Co
3 .750 07/01/47 2,221
3,525,000 (b) Israel Electric Corp Ltd, Reg S
4 .250 08/14/28 3,482
6,975,000 MidAmerican Energy Co
3 .650 04/15/29 6,892
5,400,000 MidAmerican Energy Co
3 .650 08/01/48 4,042
6,000,000 MPLX LP
6 .200 09/15/55 5,949
7,350,000 Nevada Power Co
2 .400 05/01/30 6,791
3,335,000 Nevada Power Co
5 .450 05/15/41 3,302
5,200,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 5,551
2,000,000 (b) Niagara Energy SAC
5 .746 10/03/34 2,037
20,060,000 NiSource, Inc
1 .700 02/15/31 17,603
3,300,000 NiSource, Inc
5 .850 04/01/55 3,290
6,000,000 (b) NRG Energy, Inc
2 .450 12/02/27 5,798
1,280,000 Oncor Electric Delivery Co LLC
5 .250 09/30/40 1,267

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 600,000 (b) Pattern Energy Operations LP
4 .500% 08/15/28 $ 592
2,775,000 PECO Energy Co
3 .000 09/15/49 1,821
3,700,000 PECO Energy Co
2 .800 06/15/50 2,316
3,000,000 (b) Perusahaan Listrik Negara PT
3 .375 02/05/30 2,867
200,000 (b) Perusahaan Listrik Negara PT
4 .875 07/17/49 172
5,000,000 (b) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4 .000 06/30/50 3,695
750,000 Potomac Electric Power Co
7 .900 12/15/38 943
2,100,000 Public Service Co of Colorado
4 .050 09/15/49 1,640
4,450,000 Public Service Co of Colorado
3 .200 03/01/50 3,031
5,150,000 Public Service Electric and Gas Co
4 .900 12/15/32 5,263
6,970,000 Public Service Electric and Gas Co
3 .150 01/01/50 4,742
5,000,000 Public Service Electric and Gas Co
5 .450 03/01/54 4,886
20,000,000 Southern Co
4 .000 01/15/51 19,988
EUR 500,000 Southern Power Co
1 .850 06/20/26 586
3,664,400 (b) Sweihan PV Power Co PJSC
3 .625 01/31/49 3,150
6,700,000 Union Electric Co
5 .450 03/15/53 6,458
2,775,000 Union Electric Co
5 .125 03/15/55 2,541
3,250,000 Virginia Electric and Power Co
2 .950 11/15/26 3,225
1,900,000 Virginia Electric and Power Co
5 .700 08/15/53 1,871
2,200,000 Virginia Electric and Power Co
5 .550 08/15/54 2,132
5,675,000 Virginia Electric and Power Co
5 .600 09/15/55 5,512
21,075,000 WEC Energy Group, Inc
5 .625 05/15/56 21,208
3,000,000 Wisconsin Power and Light Co
4 .950 04/01/33 3,038
4,125,000 Wisconsin Power and Light Co
4 .100 10/15/44 3,308
2,240,000 Xcel Energy, Inc
4 .800 09/15/41 2,057
TOTAL UTILITIES 358,973
TOTAL CORPORATE BONDS
(Cost $3,266,431) 3,144,515
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 57.9%
AGENCY SECURITIES - 0.1%
25,000,000 Federal Home Loan Mortgage Corp
1 .540 08/17/35 19,310
TOTAL AGENCY SECURITIES 19,310
FOREIGN GOVERNMENT BONDS - 3.0%
AUD 1,550,000 Australia Government Bond, Reg S
2 .750 11/21/27 1,010
AUD 2,460,000 Australia Government Bond, Reg S
1 .000 12/21/30 1,400
AUD 1,300,000 Australia Government Bond, Reg S
2 .750 06/21/35 734
200,000 (b) Bank Gospodarstwa Krajowego
6 .250 10/31/28 212
3,815,000 (b) Bank Gospodarstwa Krajowego
5 .375 05/22/33 3,920
EUR 925,000 Bank Gospodarstwa Krajowego, Reg S
4 .375 03/13/39 1,093
EUR 3,650,000 (b) Banque Ouest Africaine de Developpement
2 .750 01/22/33 3,627
2,100,000 (b) Barbados Government International Bond
8 .000 06/26/35 2,207
1,750,000 (b) Benin Government International Bond
8 .375 01/23/41 1,836
8,000,000 (b) BNG Bank NV
0 .875 05/18/26 7,914
CLP 535,000,000 (b) Bonos de la Tesoreria de la Republica en pesos, Reg S
6 .000 04/01/33 619
BRL 4,700,000 Brazil Notas do Tesouro Nacional Serie F
10 .000 01/01/31 753
600,000 Brazilian Government International Bond
5 .500 11/06/30 609
2,910,000 Brazilian Government International Bond
6 .000 10/20/33 2,941
EUR 2,575,000 Bundesobligation, Reg S
2 .200 10/10/30 2,990
EUR 4,450,000 Bundesrepublik Deutschland, Reg S
0 .000 08/15/31 4,551
EUR 1,400,000 Bundesrepublik Deutschland, Reg S
2 .300 02/15/33 1,606
EUR 1,750,000 Bundesrepublik Deutschland, Reg S
1 .000 05/15/38 1,615
EUR 925,000 Bundesrepublik Deutschland, Reg S
0 .000 08/15/52 435
EUR 750,000 Bundesschatzanweisungen, Reg S
2 .500 03/19/26 882
CAD 1,525,000 (b) Canada Housing Trust No
3 .550 09/15/32 1,126
CAD 1,100,000 Canada Housing Trust No
3 .450 03/15/35 795
CAD 3,950,000 Canadian Government Bond
3 .500 09/01/29 2,944
CAD 2,425,000 Canadian Government Bond
1 .500 12/01/31 1,614
CAD 1,475,000 Canadian Government International Bond
2 .000 06/01/28 1,059
CAD 850,000 Canadian Government International Bond
2 .000 06/01/32 578

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 2,184,253 Canal Barge Co, Inc
4 .500% 11/12/34 $ 2,167
EUR 700,000 Chile Government International Bond
3 .875 07/09/31 842
1,250,000 Chile Government International Bond
2 .550 01/27/32 1,120
1,850,000 Chile Government International Bond
3 .500 01/31/34 1,700
EUR 1,125,000 Chile Government International Bond
3 .800 07/01/35 1,322
CNY 46,100,000 China Government Bond
2 .550 10/15/28 6,810
CNY 16,100,000 China Government Bond
3 .270 11/19/30 2,504
CNY 47,200,000 China Government Bond
2 .040 11/25/34 6,855
CNY 36,850,000 China Government Bond
1 .610 02/15/35 5,160
CNY 18,900,000 China Government Bond
3 .860 07/22/49 3,425
CNY 10,000,000 China Government Bond
3 .390 03/16/50 1,697
CNY 4,700,000 China Government Bond
3 .810 09/14/50 852
CNY 4,700,000 China Government Bond
3 .720 04/12/51 844
EUR 435,000 Colombia Government International Bond
5 .000 09/19/32 486
600,000 Colombia Government International Bond
8 .000 11/14/35 639
COP 3,300,000,000 Colombian TES
7 .750 09/18/30 716
1,900,000 (b) Costa Rica Government International Bond
7 .000 04/04/44 2,081
CZK 27,700,000 Czech Republic Government Bond, Reg S
0 .950 05/15/30 1,182
200,000 (b) Dominican Republic Government International Bond
7 .050 02/03/31 215
1,575,000 (b) Dominican Republic Government International Bond
4 .875 09/23/32 1,514
3,050,000 (b) Dominican Republic Government International Bond
5 .875 01/30/60 2,716
2,000,000 (b) Dominican Republic International Bond
5 .875 10/28/35 2,003
1,625,000 (b) Eagle Funding Luxco Sarl
5 .500 08/17/30 1,655
141,600 (b) Ecuador Government International Bond (Step Bond)
5 .000 07/31/30 140
99,120 (b) Ecuador Government International Bond (Step Bond)
1 .000 07/31/35 87
28,000 (b) Ecuador Government International Bond (Step Bond)
5 .000 07/31/40 22
2,000,000 (b) Egypt Government International Bond
8 .625 02/04/30 2,219
2,050,000 (b) Egypt Government International Bond
8 .500 01/31/47 2,011
1,425,000 Emirate of Dubai Government International Bonds, Reg S
3 .900 09/09/50 1,076
3,500,000 European Investment Bank
4 .875 02/15/36 3,674
2,000,000 (b) Export-Import Bank of India
3 .875 02/01/28 1,988
2,000,000 (b) Export-Import Bank of India
2 .250 01/13/31 1,803
3,350,000 Export-Import Bank of Korea
1 .250 09/21/30 2,966
EUR 1,325,000 (b) French Republic Government Bond OAT, Reg S
0 .750 11/25/28 1,484
EUR 2,150,000 (b) French Republic Government Bond OAT, Reg S
2 .750 02/25/30 2,532
EUR 290,000 (b) French Republic Government Bond OAT, Reg S
4 .750 04/25/35 375
EUR 1,525,000 French Republic Government Bond OAT
1 .250 05/25/36 1,426
EUR 2,225,000 (b) French Republic Government Bond OAT, Reg S
0 .500 05/25/40 1,639
EUR 860,000 (b) French Republic Government Bond OAT, Reg S
0 .750 05/25/52 441
EUR 960,000 (b) French Republic Government Bond OAT, Reg S
0 .750 05/25/53 476
804,650 (b) Ghana Government International Bond
5 .000 07/03/29 789
1,432,100 (b) Ghana Government International Bond
5 .000 07/03/35 1,308
450,000 (b) Guatemala Government International Bond
4 .375 06/05/27 447
500,000 (b) Guatemala Government International Bond
4 .650 10/07/41 432
EUR 590,000 (b) Hellenic Republic Government Bond, Reg S
3 .625 06/15/35 704
EUR 1,250,000 (b) Hellenic Republic Government International Bond, Reg S
1 .500 06/18/30 1,400
EUR 725,000 (b) Hellenic Republic Government International Bond, Reg S
0 .750 06/18/31 763
EUR 975,000 (b) Hellenic Republic Government International Bond, Reg S
3 .375 06/15/34 1,152
EUR 750,000 (b) Hellenic Republic Government International Bond, Reg S
4 .375 07/18/38 943
EUR 390,000 (b) Hellenic Republic Government International Bond, Reg S
4 .125 06/15/54 447
1,350,000 (b) Honduras Government International Bond
8 .625 11/27/34 1,519
HUF 370,000,000 Hungary Government Bond
4 .500 03/23/28 1,091
1,565,000 (b) Hungary Government International Bond
6 .125 05/22/28 1,623
1,150,000 (b) Hungary Government International Bond
2 .125 09/22/31 991
EUR 1,500,000 Hungary Government International Bond, Reg S
1 .750 06/05/35 1,409
1,500,000 (b) Hungary Government International Bond
6 .000 09/26/35 1,559
CAD 1,475,000 Hydro-Quebec
5 .000 02/15/45 1,122
INR 94,100,000 India Government International Bond
7 .180 08/14/33 1,077
1,800,000 (b) Indonesia Government International Bond
4 .625 04/15/43 1,678
IDR 15,665,000,000 Indonesia Treasury Bond
6 .625 02/15/34 970
INR 17,000,000 Inter-American Development Bank
7 .000 04/17/33 192
IDR 20,900,000,000 International Bank for Reconstruction & Development
6 .250 01/12/28 1,283

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 640,625 (b) Iraq Government International Bond
5 .800% 01/15/28 $ 638
EUR 725,000 Ireland Government Bond
2 .600 10/18/34 825
EUR 400,000 Ireland Government Bond, Reg S
1 .700 05/15/37 401
EUR 400,000 Ireland Government Bond, Reg S
3 .000 10/18/43 438
3,100,000 Israel Government International Bond
3 .375 01/15/50 2,079
EUR 2,015,000 Italy Buoni Poliennali Del Tesoro, Reg S
0 .450 02/15/29 2,226
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro, Reg S
0 .950 08/01/30 2,036
EUR 675,000 Italy Buoni Poliennali Del Tesoro
4 .000 10/30/31 839
EUR 1,450,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
3 .150 11/15/31 1,721
EUR 400,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
3 .250 07/15/32 475
EUR 2,850,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
3 .650 08/01/35 3,402
EUR 785,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
5 .000 08/01/39 1,042
EUR 425,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
4 .450 09/01/43 523
EUR 925,000 (b) Italy Buoni Poliennali Del Tesoro, Reg S
4 .300 10/01/54 1,079
2,900,000 (b) Ivory Coast Government International Bond
8 .075 04/01/36 3,127
1,050,000 (b) Ivory Coast Government International Bond (Step Bond)
8 .250 01/30/37 1,141
2,350,000 Jamaica Government International Bond
7 .875 07/28/45 2,839
JPY 140,000,000 Japan Finance Organization for Municipalities
0 .020 03/13/26 892
JPY 277,000,000 Japan Government Five Year Bond
0 .005 09/20/26 1,758
JPY 445,000,000 Japan Government Five Year Bond
0 .300 09/20/28 2,770
JPY 191,000,000 Japan Government Five Year Bond
0 .500 03/20/29 1,188
JPY 408,000,000 Japan Government Forty Year Bond
0 .700 03/20/61 1,196
JPY 118,000,000 Japan Government Ten Year Bond
0 .100 09/20/26 749
JPY 449,600,000 Japan Government Ten Year Bond
0 .100 12/20/30 2,671
JPY 355,000,000 Japan Government Ten Year Bond
1 .200 12/20/34 2,122
JPY 415,000,000 Japan Government Thirty Year Bond
0 .500 09/20/46 1,633
JPY 105,000,000 Japan Government Thirty Year Bond
0 .600 09/20/50 367
JPY 453,000,000 Japan Government Thirty Year Bond
0 .700 09/20/51 1,573
JPY 118,500,000 Japan Government Thirty Year Bond
1 .300 06/20/52 482
JPY 202,000,000 Japan Government Twenty Year Bond
1 .400 09/20/34 1,232
JPY 93,000,000 Japan Government Twenty Year Bond
0 .600 12/20/36 503
JPY 153,000,000 Japan Government Twenty Year Bond
0 .300 06/20/39 736
JPY 190,000,000 Japan Government Twenty Year Bond
0 .300 09/20/39 906
JPY 561,000,000 Japan Government Twenty Year Bond
0 .400 03/20/40 2,672
1,000,000 (b) Jordan Government International Bond
7 .500 01/13/29 1,052
1,025,000 (b) Jordan Government International Bond
5 .850 07/07/30 1,032
1,000,000 (b) Jordan Government International Bond
5 .750 11/12/32 981
1,250,000 (b) Kazakhstan Government International Bond
5 .500 07/01/37 1,288
EUR 875,000 (b) Kingdom of Belgium Government Bond, Reg S
0 .350 06/22/32 872
EUR 2,325,000 (b) Kingdom of Belgium Government Bond, Reg S
1 .450 06/22/37 2,190
3,000,000 (b) Kommunalbanken AS.
1 .125 06/14/30 2,673
KRW 3,740,000,000 Korea Treasury Bond
1 .375 12/10/29 2,422
KRW 1,340,000,000 Korea Treasury Bond
2 .625 03/10/30 908
KRW 1,225,000,000 Korea Treasury Bond
2 .375 12/10/31 807
KRW 2,995,000,000 Korea Treasury Bond
2 .625 06/10/35 1,947
KRW 2,380,000,000 Korea Treasury Bond
2 .375 09/10/38 1,481
KRW 400,000,000 Korea Treasury Bond
1 .875 09/10/41 225
KRW 365,000,000 Korea Treasury Bond
2 .500 03/10/52 217
MYR 7,800,000 Malaysia Government Bond
4 .642 11/07/33 2,074
MXN 9,000,000 Mexican Bonos
8 .500 03/01/29 504
MXN 24,700,000 Mexican Bonos
8 .500 11/18/38 1,285
3,375,000 Mexico Government International Bond
3 .250 04/16/30 3,188
1,715,000 Mexico Government International Bond
5 .850 07/02/32 1,762
EUR 600,000 Mexico Government International Bond
4 .500 03/19/34 702
3,001,000 Mexico Government International Bond
6 .050 01/11/40 2,986
6,000,000 Mexico Government International Bond
4 .280 08/14/41 4,818
3,500,000 Mexico Government International Bond
4 .600 02/10/48 2,704
5,075,000 Mexico Government International Bond
4 .400 02/12/52 3,697
1,525,000 Mexico Government International Bond
7 .375 05/13/55 1,642
4,050,000 (b) Morocco Government International Bond
5 .500 12/11/42 3,854
AUD 500,000 New South Wales Treasury Corp, Reg S
4 .000 05/20/26 334
AUD 2,690,000 New South Wales Treasury Corp, Reg S
3 .000 04/20/29 1,718

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
NZD 3,871,000 New Zealand Government Bond
1 .750% 05/15/41 $ 1,469
$ 1,500,000 (b) Nigeria Government International Bond
10 .375 12/09/34 1,779
1,000,000 (b) Nigeria Government International Bond
8 .631 01/13/36 1,074
NOK 7,000,000 (b) Norway Government International Bond, Reg S
1 .250 09/17/31 600
1,000,000 (b) Oman Government International Bond
5 .375 03/08/27 1,010
2,250,000 (b) Oman Government International Bond
6 .000 08/01/29 2,358
1,800,000 (b) OPEC Fund for International Development
4 .500 01/26/26 1,800
1,100,000 Panama Government International Bond
6 .700 01/26/36 1,182
750,000 (b) Paraguay Government International Bond
6 .000 02/09/36 804
1,000,000 (b) Paraguay Government International Bond
6 .100 08/11/44 1,034
675,000 (b) Paraguay Government International Bond
6 .650 03/04/55 733
3,000,000 Peruvian Government International Bond
1 .862 12/01/32 2,474
1,195,000 Peruvian Government International Bond
3 .000 01/15/34 1,039
PEN 3,515,000 (b) Peruvian Government International Bond
5 .400 08/12/34 1,041
165,000 Peruvian Government International Bond
5 .375 02/08/35 169
1,040,000 Peruvian Government International Bond
5 .875 08/08/54 1,029
4,920,000 Philippine Government International Bond
4 .200 03/29/47 4,119
CAD 875,000 Province of Ontario Canada
2 .150 06/02/31 603
CAD 875,000 Province of Ontario Canada
1 .900 12/02/51 380
CAD 650,000 Province of Quebec Canada
2 .750 09/01/27 475
6,000,000 Province of Quebec Canada
7 .500 09/15/29 6,756
CAD 2,025,000 Province of Quebec Canada
5 .000 12/01/41 1,564
7,000,000 Republic of Italy Government International Bond
4 .000 10/17/49 5,358
PLN 5,650,000 Republic of Poland Government International Bond
5 .750 04/25/29 1,650
950,000 Republic of Poland Government International Bond
5 .750 11/16/32 1,019
PLN 3,700,000 Republic of Poland Government International Bond
6 .000 10/25/33 1,101
EUR 875,000 Republic of Poland Government International Bond, Reg S
3 .875 07/07/37 1,023
2,245,000 Republic of Poland Government International Bond
5 .500 04/04/53 2,154
ZAR 28,350,000 Republic of South Africa Government International Bond
8 .875 02/28/35 1,779
1,500,000 (b) Republic of South Africa Government International Bond
7 .100 11/19/36 1,611
ZAR 8,000,000 Republic of South Africa Government International Bond
8 .750 01/31/44 462
2,800,000 Republic of South Africa Government International Bond
5 .375 07/24/44 2,388
UGX 2,000,000,000 Republic of Uganda Government Bonds
14 .250 06/22/34 493
UZS 5,990,000,000 (b) Republic of Uzbekistan International Bond
16 .625 05/29/27 521
675,000 (b) Republic of Uzbekistan International Bond
3 .700 11/25/30 626
375,000 (b) Republic of Uzbekistan International Bond
6 .900 02/28/32 403
RON 5,655,000 Romanian Government International Bond
8 .000 04/29/30 1,367
1,850,000 (b) Romanian Government International Bond
3 .000 02/14/31 1,676
EUR 1,100,000 (b) Romanian Government International Bond
2 .000 04/14/33 1,050
3,300,000 (b) Romanian Government International Bond
4 .000 02/14/51 2,256
2,550,000 (b) Rwanda International Government Bond
5 .500 08/09/31 2,364
1,750,000 (b) Saudi Government International Bond
5 .625 01/13/35 1,855
4,200,000 (b) Saudi Government International Bond
3 .750 01/21/55 2,968
1,000,000 (b) Senegal Government International Bond
6 .750 03/13/48 536
EUR 1,250,000 (b) Serbia Government International Bond
1 .500 06/26/29 1,362
3,450,000 (b) Serbia Government International Bond
2 .125 12/01/30 3,012
EUR 525,000 (b) Serbia Government International Bond
1 .650 03/03/33 515
560,000 (b) Serbia Government International Bond
6 .500 09/26/33 599
SGD 600,000 Singapore Government Bond
2 .750 03/01/35 492
SGD 600,000 Singapore Government International Bond
2 .875 09/01/30 488
EUR 725,000 (b) Spain Government Bond, Reg S
3 .150 04/30/35 845
EUR 700,000 (b) Spain Government Bond, Reg S
5 .150 10/31/44 966
EUR 850,000 (b) Spain Government Bond, Reg S
4 .000 10/31/54 977
EUR 845,000 (b) Spain Government International Bond, Reg S
1 .400 07/30/28 971
EUR 1,475,000 (b) Spain Government International Bond, Reg S
0 .600 10/31/29 1,615
EUR 900,000 (b) Spain Government International Bond, Reg S
3 .250 04/30/34 1,066
EUR 475,000 (b) Spain Government International Bond, Reg S
3 .900 07/30/39 574
EUR 2,350,000 (b) Spain Government International Bond, Reg S
1 .200 10/31/40 1,981
EUR 1,000,000 (b) Spain Government International Bond, Reg S
1 .900 10/31/52 765
CHF 1,700,000 Swiss Confederation Government Bond, Reg S
0 .250 06/23/35 2,136
THB 13,900,000 Thailand Government Bond
3 .450 06/17/43 514
THB 24,400,000 Thailand Government International Bond
3 .300 06/17/38 892

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
AUD 4,650,000 Treasury Corp of Victoria
2 .250% 11/20/34 $ 2,432
EUR 1,925,000 Turkiye Government International Bond
5 .200 08/17/31 2,352
$ 1,850,000 Turkiye Government International Bond
7 .625 05/15/34 2,010
250,000 (b) Ukraine Government International Bond
1 .750 02/01/29 187
363,440 (b) Ukraine Government International Bond
0 .000 02/01/35 205
73,700 (b) Ukraine Government International Bond
0 .000 02/01/36 41
GBP 2,225,000 United Kingdom Gilt, Reg S
3 .750 03/07/27 3,000
GBP 1,220,000 United Kingdom Gilt, Reg S
1 .625 10/22/28 1,555
GBP 425,000 United Kingdom Gilt, Reg S
0 .500 01/31/29 520
GBP 2,625,000 United Kingdom Gilt, Reg S
4 .000 10/22/31 3,522
GBP 440,000 United Kingdom Gilt, Reg S
3 .250 01/31/33 556
GBP 550,000 United Kingdom Gilt, Reg S
0 .875 07/31/33 579
GBP 760,000 United Kingdom Gilt, Reg S
4 .625 01/31/34 1,043
GBP 750,000 United Kingdom Gilt, Reg S
4 .500 03/07/35 1,013
GBP 2,665,000 United Kingdom Gilt, Reg S
1 .750 09/07/37 2,648
GBP 900,000 United Kingdom Gilt, Reg S
3 .750 01/29/38 1,102
GBP 275,000 United Kingdom Gilt, Reg S
1 .250 10/22/41 221
GBP 575,000 United Kingdom Gilt, Reg S
1 .500 07/22/47 408
GBP 800,000 United Kingdom Gilt, Reg S
4 .250 12/07/49 944
GBP 1,875,000 United Kingdom Gilt, Reg S
0 .625 10/22/50 932
GBP 1,100,000 United Kingdom Gilt, Reg S
4 .375 07/31/54 1,301
545,000 Uruguay Government International Bond
4 .375 01/23/31 552
UYU 44,700,000 Uruguay Government International Bond
8 .250 05/21/31 1,176
2,758,000 Uruguay Government International Bond
5 .442 02/14/37 2,866
1,400,000 Uruguay Government International Bond
5 .100 06/18/50 1,320
TOTAL FOREIGN GOVERNMENT BONDS 362,884
MORTGAGE BACKED - 26.1%
5,176,000 (a),(b) Angel Oak Mortgage Trust
2 .837 11/25/66 3,846
5,607,211 (a),(b) Bayview Opportunity Master Fund VI Trust
3 .000 10/25/51 4,869
11,000,000 (a),(b) BLP Commercial Mortgage Trust, (TSFR1M + 1.500%)
5 .250 12/15/42 11,028
68,026,359 (a),(b) Citigroup Mortgage Loan Trust
0 .153 02/25/52 606
7,627,001 (a),(b) Citigroup Mortgage Loan Trust
0 .250 02/25/52 106
16,740,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
6 .974 03/25/42 17,154
23,145,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
8 .524 06/25/42 24,336
10,260,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%)
7 .474 07/25/42 10,614
340,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .706 01/25/43 353
3,844,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .424 05/25/43 4,034
1,770,600 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)
9 .224 05/25/43 1,917
2,255,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .456 06/25/43 2,341
915,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%)
10 .724 06/25/43 1,017
3,995,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
6 .574 07/25/43 4,110
3,215,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 3,389
2,425,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)
9 .774 07/25/43 2,627
5,755,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .424 10/25/43 6,022
1,635,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%)
6 .150 02/25/44 1,646
1,108,214 Fannie Mae Pool
3 .500 05/01/32 1,099
129,790 Fannie Mae Pool
4 .500 10/01/33 130
245,279 Fannie Mae Pool
4 .500 05/01/35 245
1,580,181 Fannie Mae Pool
5 .000 05/01/35 1,621
764,881 Fannie Mae Pool
5 .000 10/01/35 785
646,165 Fannie Mae Pool
5 .000 02/01/36 664
2,182,035 Fannie Mae Pool
5 .500 11/01/38 2,277
742,041 Fannie Mae Pool
3 .000 10/01/39 696
9,053,046 Fannie Mae Pool
3 .000 05/01/40 8,438
1,103,728 Fannie Mae Pool
5 .000 09/01/40 1,135
2,396,760 Fannie Mae Pool
5 .000 05/01/41 2,465
6,774,712 Fannie Mae Pool
4 .000 09/01/42 6,596
5,183,650 Fannie Mae Pool
3 .500 04/01/43 4,942
4,739,478 Fannie Mae Pool
3 .500 09/01/43 4,530
5,208,438 Fannie Mae Pool
4 .500 03/01/44 5,232
22,978,735 Fannie Mae Pool
4 .000 05/01/44 22,431
2,209,886 Fannie Mae Pool
4 .500 06/01/44 2,207

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 2,110,869 Fannie Mae Pool
4 .500% 10/01/44 $ 2,103
3,711,642 Fannie Mae Pool
4 .500 11/01/44 3,698
1,110,614 Fannie Mae Pool
5 .000 11/01/44 1,142
1,407,765 Fannie Mae Pool
4 .500 12/01/44 1,403
1,529,600 Fannie Mae Pool
4 .000 01/01/45 1,489
374,173 Fannie Mae Pool
4 .500 03/01/45 373
228,348 Fannie Mae Pool
4 .500 04/01/45 228
4,898,420 Fannie Mae Pool
3 .500 05/01/45 4,667
6,401,397 Fannie Mae Pool
3 .500 01/01/46 6,076
761,678 Fannie Mae Pool
4 .000 04/01/46 736
5,264,716 Fannie Mae Pool
3 .500 06/01/46 4,982
6,749,267 Fannie Mae Pool
3 .500 07/01/46 6,389
11,666,703 Fannie Mae Pool
3 .500 07/01/46 11,125
1,202,252 Fannie Mae Pool
3 .000 10/01/46 1,069
6,538,763 Fannie Mae Pool
3 .500 10/01/46 6,187
2,631,939 Fannie Mae Pool
4 .500 05/01/47 2,649
294,806 Fannie Mae Pool
3 .000 11/01/47 262
5,039,951 Fannie Mae Pool
3 .500 11/01/47 4,800
10,590,469 Fannie Mae Pool
3 .500 01/01/48 9,992
4,459,929 Fannie Mae Pool
4 .500 01/01/48 4,433
3,780,647 Fannie Mae Pool
4 .500 02/01/48 3,758
2,901,911 Fannie Mae Pool
4 .500 05/01/48 2,884
1,917,337 Fannie Mae Pool
4 .500 05/01/48 1,906
413,954 Fannie Mae Pool
3 .000 06/01/49 365
13,650,735 Fannie Mae Pool
3 .000 07/01/50 12,350
9,183,532 Fannie Mae Pool
3 .000 09/01/51 8,293
59,114,300 Fannie Mae Pool
2 .500 12/01/51 50,421
1,955,494 Fannie Mae Pool
2 .500 01/01/52 1,668
22,178,487 Fannie Mae Pool
2 .500 02/01/52 19,008
13,091,366 Fannie Mae Pool
3 .000 02/01/52 11,604
9,615,593 Fannie Mae Pool
3 .500 02/01/52 8,996
24,562,887 Fannie Mae Pool
3 .000 04/01/52 22,004
14,405,045 Fannie Mae Pool
3 .000 04/01/52 12,895
43,836,343 Fannie Mae Pool
3 .000 04/01/52 38,882
23,351,389 Fannie Mae Pool
2 .500 05/01/52 19,853
10,951,164 Fannie Mae Pool
3 .000 05/01/52 9,809
5,382,552 Fannie Mae Pool
3 .500 05/01/52 4,988
34,656,105 Fannie Mae Pool
4 .000 05/01/52 33,033
1,629,735 Fannie Mae Pool
3 .000 06/01/52 1,444
31,172,076 Fannie Mae Pool
3 .500 06/01/52 28,983
17,067,097 Fannie Mae Pool
3 .500 06/01/52 15,822
70,820,023 Fannie Mae Pool
4 .000 06/01/52 67,587
6,740,367 Fannie Mae Pool
4 .500 06/01/52 6,613
46,141,128 Fannie Mae Pool
4 .000 07/01/52 44,035
6,767,572 Fannie Mae Pool
4 .500 07/01/52 6,637
6,945,559 Fannie Mae Pool
4 .500 07/01/52 6,806
7,899,107 Fannie Mae Pool
4 .500 08/01/52 7,744
40,339,138 Fannie Mae Pool
5 .000 08/01/52 40,401
125,231,649 Fannie Mae Pool
4 .000 09/01/52 119,312
122,517,790 Fannie Mae Pool
4 .500 09/01/52 120,094
23,821,970 Fannie Mae Pool
5 .000 09/01/52 23,859
76,495,189 Fannie Mae Pool
4 .000 10/01/52 72,891
64,845,199 Fannie Mae Pool
4 .500 10/01/52 63,602
12,809,118 Fannie Mae Pool
5 .000 10/01/52 12,849
105,381,864 Fannie Mae Pool
4 .500 11/01/52 103,264
296,273 Fannie Mae Pool
5 .000 01/01/53 297
56,372,359 Fannie Mae Pool
5 .000 02/01/53 56,448
45,265,185 Fannie Mae Pool
5 .500 02/01/53 45,937
12,063,761 Fannie Mae Pool
6 .000 02/01/53 12,413
58,130,753 Fannie Mae Pool
5 .000 04/01/53 58,202
16,412,554 Fannie Mae Pool
5 .000 06/01/53 16,540
99,020,848 Fannie Mae Pool
5 .500 06/01/53 100,743

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 16,358,537 Fannie Mae Pool
4 .000% 07/01/53 $ 15,548
21,317,500 Fannie Mae Pool
4 .500 07/01/53 20,871
24,206,112 Fannie Mae Pool
4 .500 08/01/53 23,687
24,748,646 Fannie Mae Pool
5 .000 08/01/53 24,760
15,785,517 Fannie Mae Pool
5 .500 08/01/53 16,053
10,949,965 Fannie Mae Pool
5 .500 10/01/53 11,133
33,360,346 Fannie Mae Pool
6 .000 01/01/54 34,302
7,076,092 Fannie Mae Pool
4 .000 02/01/54 6,751
172,000,142 Fannie Mae Pool
5 .500 04/01/54 174,549
124,842,613 Fannie Mae Pool
5 .500 05/01/54 126,686
1,691,664 Fannie Mae Pool
6 .000 06/01/54 1,737
39,243,030 Fannie Mae Pool
5 .500 10/01/54 39,809
20,067,315 Fannie Mae Pool
6 .000 10/01/54 20,606
3,766,855 (a) Fannie Mae REMICS, (SOFR30A + 5.836%)
1 .961 09/25/43 385
6,285,136 Fannie Mae REMICS
3 .500 02/25/48 5,665
4,403,585 Fannie Mae REMICS
4 .000 07/25/48 4,209
9,702,894 Fannie Mae REMICS
2 .000 08/25/50 1,222
9,413,834 Fannie Mae REMICS
2 .000 10/25/50 6,667
24,844,029 Fannie Mae REMICS
2 .500 11/25/50 3,446
8,621,565 Fannie Mae REMICS
3 .000 12/25/50 1,486
3,290,782 Fannie Mae REMICS
3 .000 02/25/51 632
10,033,950 Fannie Mae REMICS
2 .500 11/25/51 1,098
15,332,796 Fannie Mae REMICS
3 .500 04/25/52 11,984
3,681,719 Fannie Mae REMICS
4 .000 05/25/52 3,014
10,354,170 Fannie Mae REMICS
4 .500 07/25/52 9,356
6,062,493 Fannie Mae REMICS
4 .500 08/25/52 5,294
4,540,950 Fannie Mae REMICS
4 .000 09/25/52 4,028
5,180,682 Fannie Mae REMICS
4 .000 09/25/52 4,616
4,397,242 Fannie Mae REMICS
4 .500 10/25/52 4,208
5,022,113 Fannie Mae REMICS
4 .500 10/25/52 4,854
8,376,054 Fannie Mae REMICS
5 .500 11/25/52 8,558
6,171,779 Federal National Mortgage Association
2 .500 02/01/52 5,251
4,023 Freddie Mac Gold Pool
8 .000 01/01/31 4
3,113 Freddie Mac Gold Pool
7 .000 01/01/32 3
135,863 Freddie Mac Gold Pool
4 .500 07/01/33 136
912,454 Freddie Mac Gold Pool
7 .000 12/01/33 959
271,737 Freddie Mac Gold Pool
4 .500 10/01/34 270
187,313 Freddie Mac Gold Pool
4 .500 04/01/35 189
155,947 Freddie Mac Gold Pool
7 .000 05/01/35 164
828,580 Freddie Mac Gold Pool
5 .000 06/01/36 852
323,947 Freddie Mac Gold Pool
5 .000 07/01/39 334
25,931 Freddie Mac Gold Pool
4 .500 02/01/44 26
910,328 Freddie Mac Gold Pool
4 .500 10/01/44 908
436,367 Freddie Mac Gold Pool
4 .500 11/01/44 435
872,307 Freddie Mac Gold Pool
4 .500 11/01/44 870
448,091 Freddie Mac Gold Pool
4 .500 12/01/44 443
430,946 Freddie Mac Gold Pool
4 .500 12/01/44 430
2,526,872 Freddie Mac Gold Pool
3 .500 04/01/45 2,408
273,708 Freddie Mac Gold Pool
4 .500 05/01/45 269
10,842,395 Freddie Mac Gold Pool
3 .500 08/01/45 10,341
948,902 Freddie Mac Gold Pool
4 .500 06/01/47 947
1,784,287 Freddie Mac Gold Pool
4 .000 09/01/47 1,726
1,916,739 Freddie Mac Gold Pool
3 .500 12/01/47 1,815
6,757,883 Freddie Mac Gold Pool
4 .500 08/01/48 6,725
3,177,535 Freddie Mac Gold Pool
4 .500 10/01/48 3,162
5,112,257 Freddie Mac Gold Pool
3 .500 11/01/48 4,833
10,470,847 Freddie Mac Pool
3 .000 11/01/49 9,454
2,941,649 Freddie Mac Pool
2 .500 11/01/51 2,505
26,169,749 Freddie Mac Pool
3 .000 11/01/51 23,742
3,687,526 Freddie Mac Pool
3 .000 11/01/51 3,324
2,217,712 Freddie Mac Pool
3 .000 11/01/51 2,018
3,396,423 Freddie Mac Pool
3 .000 11/01/51 3,084

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 11,165,712 Freddie Mac Pool
2 .500% 04/01/52 $ 9,516
5,569,996 Freddie Mac Pool
4 .000 04/01/52 5,317
86,512,907 Freddie Mac Pool
3 .000 05/01/52 76,788
6,168,875 Freddie Mac Pool
3 .000 06/01/52 5,466
1,038,122 Freddie Mac Pool
3 .500 06/01/52 966
14,218,511 Freddie Mac Pool
4 .500 06/01/52 13,943
607,441 Freddie Mac Pool
4 .500 07/01/52 595
14,112,111 Freddie Mac Pool
4 .500 07/01/52 13,839
8,539,110 Freddie Mac Pool
4 .500 09/01/52 8,375
25,377,542 Freddie Mac Pool
6 .000 11/01/52 26,166
14,582,183 Freddie Mac Pool
5 .000 01/01/53 14,602
104,435,505 Freddie Mac Pool
5 .000 06/01/53 104,537
45,503,756 Freddie Mac Pool
5 .000 08/01/53 45,560
19,900,342 Freddie Mac Pool
5 .500 08/01/53 20,243
9,152,526 Freddie Mac REMICS
3 .500 01/15/47 8,406
1,525,365 Freddie Mac REMICS
4 .000 10/15/47 1,449
1,452,981 Freddie Mac REMICS
4 .000 11/15/47 1,392
7,417,848 Freddie Mac REMICS
4 .000 01/15/48 7,102
8,606,523 Freddie Mac REMICS
4 .000 03/15/48 8,236
2,188,018 Freddie Mac REMICS
4 .000 04/15/48 2,093
5,371,435 Freddie Mac REMICS
4 .000 04/15/48 5,121
6,249,931 (a) Freddie Mac REMICS, (SOFR30A + 9.737%)
3 .363 06/15/48 5,768
4,666,172 (a) Freddie Mac REMICS, (SOFR30A + 9.657%)
3 .283 10/15/48 4,163
7,297,768 Freddie Mac REMICS
2 .000 09/25/50 5,030
4,291,389 Freddie Mac REMICS
2 .000 09/25/50 529
14,232,068 Freddie Mac REMICS
3 .000 09/25/50 10,545
7,208,929 Freddie Mac REMICS
3 .000 10/25/50 5,262
31,445,548 Freddie Mac REMICS
2 .500 02/25/51 5,303
3,621,946 Freddie Mac REMICS
4 .000 08/25/52 3,244
6,792,582 Freddie Mac REMICS
4 .500 10/25/52 6,403
8,352,258 Freddie Mac REMICS
5 .500 11/25/52 8,596
860,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
10 .974 01/25/42 906
3,925,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)
9 .106 02/25/42 4,082
6,630,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8 .647 04/25/42 7,009
6,333,800 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .224 05/25/42 6,539
22,500,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8 .374 06/25/42 23,681
17,060,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)
7 .874 07/25/42 17,833
13,591,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
7 .574 09/25/42 14,185
790,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)
8 .444 03/25/43 819
3,440,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7 .115 04/25/43 3,583
5,035,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
7 .374 05/25/43 5,278
140,861 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust
3 .784 02/25/48 138
29,416 (a),(b) Freddie Mac STACR Securitized Participation Interests Trust
3 .850 05/25/48 29
8,401,335 Ginnie Mae I Pool
3 .700 10/15/33 8,167
138,922 Ginnie Mae I Pool
5 .000 04/15/38 142
615,243 Ginnie Mae I Pool
5 .000 06/15/39 630
324,745 Ginnie Mae I Pool
5 .000 06/15/39 331
8,640,844 Ginnie Mae I Pool
3 .700 08/15/40 7,999
156,188 Ginnie Mae II Pool
6 .500 11/20/38 166
6,716,852 Ginnie Mae II Pool
3 .000 06/20/51 6,043
7,733,114 Ginnie Mae II Pool
3 .000 12/20/51 6,957
5,729,851 Ginnie Mae II Pool
2 .500 02/20/52 4,832
47,612,248 Ginnie Mae II Pool
3 .500 04/20/52 43,722
3,813,533 Ginnie Mae II Pool
3 .500 07/20/52 3,507
10,025,133 Ginnie Mae II Pool
4 .000 08/20/52 9,537
6,260,133 Ginnie Mae II Pool
4 .000 09/20/52 5,963
7,901,462 Ginnie Mae II Pool
5 .000 11/20/52 7,914
5,210,776 Ginnie Mae II Pool
4 .000 12/20/52 4,963
16,571,486 Ginnie Mae II Pool
4 .500 03/20/53 16,245
13,242,512 Government National Mortgage Association
5 .000 01/20/40 2,634
5,944,388 Government National Mortgage Association
4 .500 03/20/40 1,031
9,574,132 Government National Mortgage Association
5 .000 03/20/40 1,813

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 7,781,420 Government National Mortgage Association
2 .500% 12/20/43 $ 7,029
4,070,395 Government National Mortgage Association
3 .000 03/20/45 3,681
2,324,674 Government National Mortgage Association
4 .000 06/20/46 253
3,474,458 Government National Mortgage Association
5 .000 09/20/46 642
17,348,994 Government National Mortgage Association
3 .000 11/20/51 12,820
19,225,555 Government National Mortgage Association
3 .000 12/20/51 14,433
17,514,458 Government National Mortgage Association
3 .000 01/20/52 13,405
16,086,217 Government National Mortgage Association
3 .000 02/20/52 11,305
11,368,620 Government National Mortgage Association
4 .000 04/20/52 9,560
10,098,388 Government National Mortgage Association
5 .000 04/20/52 1,836
5,836,711 Government National Mortgage Association
4 .000 07/20/52 4,990
10,513,954 Government National Mortgage Association
4 .500 09/20/52 9,847
8,928,043 Government National Mortgage Association
4 .500 09/20/52 8,367
7,441,754 Government National Mortgage Association
4 .500 09/20/52 7,229
5,068,400 Government National Mortgage Association
4 .500 09/20/52 4,572
5,803,778 Government National Mortgage Association
4 .500 02/20/53 5,519
5,051,311 Government National Mortgage Association
5 .500 02/20/53 5,102
7,835,875 (a) Government National Mortgage Association, (SOFR30A + 6.950%)
3 .032 05/20/53 629
5,762,326 (a) Government National Mortgage Association, (SOFR30A + 23.205%)
7 .926 08/20/53 6,356
3,089,810 (a) Government National Mortgage Association, (SOFR30A + 25.350%)
10 .071 08/20/53 3,674
80,402,362 (a),(b) GS Mortgage-Backed Securities Corp Trust
0 .145 08/25/51 669
15,289,506 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 12,674
9,128,145 (a),(b) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 7,569
2,818,064 (a),(b) GS Mortgage-Backed Securities Trust
2 .820 05/28/52 2,376
9,511,594 (a),(b) GS Mortgage-Backed Securities Trust
3 .000 08/26/52 8,259
192,576 (a) Impac CMB Trust, (TSFR1M + 0.774%)
4 .506 03/25/35 183
1,024,218 (a),(b) J.P. Morgan Mortgage Trust
3 .240 10/25/52 853
863,013 (a),(b) JP Morgan Mortgage Trust
3 .500 05/25/47 785
931,260 (a),(b) JP Morgan Mortgage Trust
3 .500 10/25/48 841
187,664 (a),(b) JP Morgan Mortgage Trust
4 .000 01/25/49 175
21,991,018 (a),(b) JP Morgan Mortgage Trust
0 .116 06/25/51 139
38,874,558 (a),(b) JP Morgan Mortgage Trust
0 .106 11/25/51 225
4,473,381 (a),(b) JP Morgan Mortgage Trust
2 .500 11/25/51 3,710
40,738,799 (a),(b) JP Morgan Mortgage Trust
0 .112 12/25/51 252
5,524,503 (a),(b) JP Morgan Mortgage Trust
2 .500 12/25/51 4,581
885,727 (a),(b) JP Morgan Mortgage Trust
2 .836 12/25/51 726
7,357,597 (a),(b) JP Morgan Mortgage Trust
2 .500 01/25/52 6,099
8,571,606 (a),(b) JP Morgan Mortgage Trust
0 .500 04/25/52 252
8,319,215 (a),(b) JP Morgan Mortgage Trust
3 .342 04/25/52 7,189
5,323,401 (a),(b) JP Morgan Mortgage Trust
3 .342 04/25/52 4,542
2,417,775 (a),(b) JP Morgan Mortgage Trust
3 .342 04/25/52 2,005
9,501,548 (a),(b) JP Morgan Mortgage Trust
2 .500 06/25/52 7,876
2,654,877 (a),(b) JP Morgan Mortgage Trust
3 .000 06/25/52 2,332
76,525,262 (b) JP Morgan Mortgage Trust
0 .224 07/25/52 732
11,984,995 (a),(b) JP Morgan Mortgage Trust
2 .500 07/25/52 9,934
18,786,473 (a),(b) JP Morgan Mortgage Trust
3 .250 07/25/52 16,870
16,202,061 (a),(b) JP Morgan Mortgage Trust
3 .000 08/25/52 14,057
8,557,925 (a),(b) JP Morgan Mortgage Trust
3 .000 10/25/52 7,425
5,222,657 (a),(b) JP Morgan Mortgage Trust
3 .000 11/25/52 4,535
7,116,795 (a),(b) JP Morgan Mortgage Trust
3 .000 04/25/53 6,174
3,113,370 (a),(b) JP Morgan Mortgage Trust
5 .000 06/25/53 3,077
3,116,872 (a),(b) JP Morgan Mortgage Trust
5 .500 06/25/53 3,127
6,949,792 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 5,763
1,553,477 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,402
4,606,501 (a),(b) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 3,818
4,986,744 (a),(b) OBX
3 .000 01/25/52 4,326
2,247,157 (a),(b) RCKT Mortgage Trust
3 .008 09/25/51 1,838
12,418,594 (a),(b) RCKT Mortgage Trust
2 .500 02/25/52 10,298
5,366,847 (a),(b) RCKT Mortgage Trust
3 .000 05/25/52 4,660
352,895 (a),(b) RCKT Mortgage Trust
3 .187 05/25/52 300
774,502 (a),(b) RCKT Mortgage Trust
4 .000 06/25/52 716
202,157 (a),(b) Sequoia Mortgage Trust
4 .000 06/25/49 191

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 1,027,764 (a),(b) Sequoia Mortgage Trust
3 .500% 12/25/49 $ 925
5,035,981 (a),(b) Sequoia Mortgage Trust
2 .500 06/25/51 4,205
8,237,699 (a),(b) Sequoia Mortgage Trust
4 .000 11/25/55 7,722
2,535,000 (a),(b) Verus Securitization Trust
7 .451 02/25/68 2,532
3,917,699 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .000 08/25/51 3,405
5,089,414 (a),(b) Wells Fargo Mortgage Backed Securities Trust
3 .304 08/25/51 4,376
TOTAL MORTGAGE BACKED 3,198,594
MUNICIPAL BONDS - 1.8%
1,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .038 09/01/34 949
845,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .750 09/01/37 761
2,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .000 09/01/48 1,602
3,995,000 City of Los Angeles CA Wastewater System Revenue
4 .029 06/01/39 3,680
4,940,000 City of New York NY
3 .200 12/01/26 4,922
4,055,000 Commonwealth Financing Authority
3 .864 06/01/38 3,766
19,355,000 Commonwealth Financing Authority
3 .807 06/01/41 16,839
2,500,000 County of Miami-Dade FL Aviation Revenue
2 .704 10/01/26 2,481
3,940,000 County of Miami-Dade FL Aviation Revenue
3 .049 10/01/26 3,920
3,750,000 County of Miami-Dade FL Aviation Revenue
3 .612 10/01/26 3,746
4,700,000 County of Miami-Dade FL Aviation Revenue
2 .529 10/01/30 4,379
3,730,000 County of Miami-Dade FL Aviation Revenue
3 .732 10/01/37 3,359
3,900,000 County of Miami-Dade FL Aviation Revenue
3 .982 10/01/41 3,377
9,160,000 County of Miami-Dade FL Aviation Revenue
4 .280 10/01/41 8,486
2,000,000 Duke University
3 .199 10/01/38 1,678
5,080,000 Illinois Finance Authority
3 .944 08/15/47 4,155
4,805,000 Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy
3 .375 09/01/35 4,345
5,680,000 New York State Dormitory Authority
3 .998 07/01/39 5,108
10,605,000 New York State Dormitory Authority
4 .294 07/01/44 9,325
6,000,000 New York State Dormitory Authority
3 .879 07/01/46 4,776
6,460,000 New York State Thruway Authority
2 .406 01/01/26 6,460
4,750,000 New York State Thruway Authority
2 .500 01/01/27 4,691
1,910,000 Public Finance Authority
4 .269 07/01/40 1,755
6,360,000 San Jose Redevelopment Agency Successor Agency
3 .375 08/01/34 5,986
13,060,000 State of California
4 .600 04/01/38 13,303
10,500,000 State of Illinois
3 .150 06/15/26 10,458
12,500,000 State of Illinois
3 .250 06/15/27 12,383
9,700,000 State of Oregon Department of Administrative Services
4 .103 05/01/39 9,031
9,900,000 State of Wisconsin
3 .154 05/01/27 9,850
17,045,000 University of California
3 .931 05/15/45 15,794
7,620,000 University of Massachusetts Building Authority
3 .097 11/01/35 6,755
13,000,000 University of Massachusetts Building Authority
3 .434 11/01/40 11,106
18,740,000 University of New Mexico
3 .532 06/20/32 18,418
2,160,000 Virginia Port Authority
4 .228 07/01/36 2,161
390,000 Washington Convention & Sports Authority
3 .969 10/01/30 387
TOTAL MUNICIPAL BONDS 220,192
OTHER MORTGAGE BACKED - 0.2%
1,465,000 (a),(b) ARES Trust, (TSFR1M + 1.500%)
5 .250 04/15/42 1,468
7,300,000 (a) BMO Mortgage Trust
6 .162 06/15/56 7,664
3,700,000 (a),(b) DK Trust, (TSFR1M + 1.593%)
5 .943 08/15/37 3,711
8,150,000 (a),(b) MHP Commercial Mortgage Trust, (TSFR1M + 1.500%)
5 .250 09/15/40 8,163
TOTAL OTHER MORTGAGE BACKED 21,006
U.S. TREASURY SECURITIES - 26.7%
2,765,000 United States Treasury Note/Bond
4 .625 03/15/26 2,770
3,540,000 United States Treasury Note/Bond
4 .500 03/31/26 3,547
6,075,000 United States Treasury Note/Bond
4 .625 06/30/26 6,106
5,515,000 United States Treasury Note/Bond
4 .500 07/15/26 5,543
985,000 United States Treasury Note/Bond
4 .625 09/15/26 992
1,025,000 United States Treasury Note/Bond
3 .500 09/30/26 1,024
700,000 (d) United States Treasury Note/Bond
4 .625 10/15/26 706
5,030,000 United States Treasury Note/Bond
4 .125 10/31/26 5,051
94,645,000 United States Treasury Note/Bond
4 .250 11/30/26 95,225
5,510,000 United States Treasury Note/Bond
4 .375 12/15/26 5,553
9,725,000 United States Treasury Note/Bond
4 .125 01/31/27 9,785

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 19,475,000 United States Treasury Note/Bond
4 .125% 02/28/27 $ 19,606
6,025,000 United States Treasury Note/Bond
3 .875 03/31/27 6,051
8,375,000 United States Treasury Note/Bond
3 .750 04/30/27 8,401
16,720,000 United States Treasury Note/Bond
3 .875 05/31/27 16,806
126,225,000 United States Treasury Note/Bond
3 .875 07/31/27 126,960
2,820,000 United States Treasury Note/Bond
3 .625 08/31/27 2,826
147,820,000 United States Treasury Note/Bond
3 .500 09/30/27 147,849
29,505,000 United States Treasury Note/Bond
0 .500 10/31/27 27,957
97,925,000 United States Treasury Note/Bond
4 .125 11/15/27 99,042
1,580,000 United States Treasury Note/Bond
4 .250 01/15/28 1,603
12,825,000 United States Treasury Note/Bond
4 .250 02/15/28 13,021
10,470,000 United States Treasury Note/Bond
3 .750 04/15/28 10,524
239,280,000 United States Treasury Note/Bond
3 .500 04/30/28 239,243
1,025,000 United States Treasury Note/Bond
3 .750 05/15/28 1,031
1,925,000 United States Treasury Note/Bond
3 .875 06/15/28 1,942
3,660,000 United States Treasury Note/Bond
3 .625 08/15/28 3,669
78,957,000 United States Treasury Note/Bond
3 .375 09/15/28 78,633
80,000 United States Treasury Note/Bond
1 .250 09/30/28 75
101,950,000 United States Treasury Note/Bond
3 .500 11/15/28 101,838
113,120,000 United States Treasury Note/Bond
3 .500 04/30/30 112,303
2,312,500 United States Treasury Note/Bond
4 .000 07/31/30 2,342
1,250,000 United States Treasury Note/Bond
3 .625 08/31/30 1,246
5,650,000 United States Treasury Note/Bond
4 .375 11/30/30 5,813
654,399,000 United States Treasury Note/Bond
3 .625 12/31/30 651,280
50,000,000 United States Treasury Note/Bond
3 .750 12/31/30 50,025
70,450,000 United States Treasury Note/Bond
4 .000 01/31/31 71,262
57,151,000 United States Treasury Note/Bond
4 .125 07/31/31 58,080
97,957,900 United States Treasury Note/Bond
3 .750 08/31/31 97,633
66,260,000 United States Treasury Note/Bond
4 .125 03/31/32 67,168
6,150,000 United States Treasury Note/Bond
4 .125 05/31/32 6,231
52,791,000 United States Treasury Note/Bond
3 .875 08/31/32 52,653
100,000,000 United States Treasury Note/Bond
3 .750 11/30/32 98,844
77,391,000 United States Treasury Note/Bond
4 .000 11/15/35 76,278
10,000,000 United States Treasury Note/Bond
1 .125 08/15/40 6,280
12,050,000 United States Treasury Note/Bond
3 .875 08/15/40 11,160
20,935,000 United States Treasury Note/Bond
4 .375 05/15/41 20,399
85,325,800 United States Treasury Note/Bond
2 .375 02/15/42 62,808
26,721,000 United States Treasury Note/Bond
3 .250 05/15/42 22,285
91,758,000 United States Treasury Note/Bond
3 .375 08/15/42 77,535
6,000,000 United States Treasury Note/Bond
2 .750 11/15/42 4,611
56,675,000 United States Treasury Note/Bond
3 .875 02/15/43 50,985
49,620,000 United States Treasury Note/Bond
3 .875 05/15/43 44,513
9,560,000 United States Treasury Note/Bond
4 .375 08/15/43 9,132
13,535,000 United States Treasury Note/Bond
4 .750 11/15/43 13,537
4,800,000 United States Treasury Note/Bond
4 .625 05/15/44 4,713
17,120,000 United States Treasury Note/Bond
4 .750 02/15/45 17,033
35,680,000 United States Treasury Note/Bond
3 .000 05/15/45 27,460
2,650,000 United States Treasury Note/Bond
5 .000 05/15/45 2,720
41,710,000 United States Treasury Note/Bond
2 .875 08/15/45 31,286
5,505,000 United States Treasury Note/Bond
4 .750 08/15/45 5,558
6,850,000 United States Treasury Note/Bond
4 .625 11/15/45 6,694
52,140,000 United States Treasury Note/Bond
2 .500 05/15/46 36,164
1,075,000 United States Treasury Note/Bond
3 .000 05/15/47 807
30,710,000 United States Treasury Note/Bond
2 .750 11/15/47 21,877
6,155,000 United States Treasury Note/Bond
3 .125 05/15/48 4,675
51,995,000 United States Treasury Note/Bond
3 .000 08/15/48 38,499
20,120,000 United States Treasury Note/Bond
3 .375 11/15/48 15,919
256,002,000 United States Treasury Note/Bond
2 .250 02/15/52 155,321
44,786,000 United States Treasury Note/Bond
3 .625 02/15/53 36,259

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 162,893,000 United States Treasury Note/Bond
4 .750% 08/15/55 $ 160,144
TOTAL U.S. TREASURY SECURITIES 3,282,911
TOTAL GOVERNMENT BONDS
(Cost $7,341,391) 7,104,897
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
173,925 Morgan Stanley 4,430
TOTAL FINANCIAL SERVICES 4,430
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,430
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 12.6%
ASSET BACKED - 4.3%
15,000,000 (a),(b) AIMCO CLO 16 Ltd, (TSFR3M + 1.650%), Series 2021 16A
5 .532 07/17/37 15,024
26,600,000 (a),(b) AIMCO CLO Series, (TSFR3M + 1.500%), Series 2017 AA
5 .384 01/20/38 26,620
74,236 (b) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1
5 .900 07/26/35  0^
9,500,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A
1 .380 08/20/27 9,388
575,000 (b) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A
6 .660 02/20/30 607
12,000,000 BANK, Series 2025 BNK51
5 .290 12/25/67 12,369
8,000,000 BANK, Series 2025 BNK51
5 .544 12/25/67 8,243
1,861,359 (b) BHG Securitization Trust, Series 2021 B
1 .670 10/17/34 1,844
663,982 (b) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A
3 .280 09/26/33 660
EUR 667,033 (a),(b) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A
4 .524 05/22/31 775
5,632,056 (b) Capital Automotive REIT, Series 2021 1A
1 .440 08/15/51 5,512
4,167,431 (b) Capital Automotive REIT, Series 2021 1A
1 .920 08/15/51 4,076
10,853,750 (b) Capital Automotive REIT, Series 2024 3A
4 .400 10/15/54 10,583
9,650,000 (b) Cars Net Lease Mortgage Notes, Series 2020 1A
2 .010 12/15/50 9,149
1,015,334 Carvana Auto Receivables Trust, Series 2021 N2
0 .970 03/10/28 1,004
67,509 Carvana Auto Receivables Trust, Series 2021 N2
1 .270 03/10/28 66
EUR 573,948 (a),(b) Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A
5 .554 05/22/34 680
49,985 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6
3 .129 07/25/36 50
16,976,824 (b) CF Hippolyta LLC, Series 2020 1
1 .690 07/15/60 14,284
4,934,592 (b) CF Hippolyta LLC, Series 2020 1
1 .990 07/15/60 4,137
2,941,208 (b) CF Hippolyta LLC, Series 2020 1
2 .280 07/15/60 1,834
18,626,544 (b) CF Hippolyta LLC, Series 2021 1A
1 .530 03/15/61 15,036
4,476,626 (b) CF Hippolyta LLC, Series 2021 1A
1 .980 03/15/61 2,725
428,194 (a) Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2
5 .700 02/26/35 383
25,000,000 (a),(b) CIFC Funding Ltd, (TSFR3M + 1.600%), Series 2019 3A
5 .494 01/16/38 25,081
799 CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1
6 .200 02/25/30 1
6,520,000 (a) Citibank Credit Card Issuance Trust, (TSFR1M + 0.884%), Series 2017 A6
4 .635 05/14/29 6,575
500,000 (b) Cologix Data Centers US Issuer LLC, Series 2021 1A
3 .300 12/26/51 491
500,000 (b) Compass Datacenters Issuer III LLC, Series 2025 1A
5 .656 02/25/50 506
36,000,000 (b) DB Master Finance LLC, Series 2021 1A
2 .045 11/20/51 35,313
28,416,000 (b) DB Master Finance LLC, Series 2021 1A
2 .493 11/20/51 26,892
27,789,188 (b) Domino's Pizza Master Issuer LLC, Series 2021 1A
2 .662 04/25/51 26,414
3,800,000 (a),(b) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A
5 .746 07/18/30 3,812
7,000,000 (a),(b) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A
5 .584 10/20/38 7,034
11,500,000 (a),(b) ELP Commercial Mortgage Trust, Series 2025 ELP
4 .604 11/13/42 11,501
1,898,017 (b) FNA VI LLC, Series 2021 1A
1 .350 01/10/32 1,778
2,580,000 (b) Frontier Issuer LLC, Series 2023 1
6 .600 08/20/53 2,604
12,460,000 (b) Frontier Issuer LLC, Series 2024 1
6 .190 06/20/54 12,847
11,000,000 (a),(b) Goldentree Loan Management US CLO 6 Ltd, (TSFR3M + 1.400%), Series 2019 6A
0 .000 04/20/35 11,007
13,000,000 (a),(b) Gracie Point International Funding LLC, (SOFR90A + 1.700%), Series 2024 1A
5 .890 03/01/28 13,010
3,500,000 (b) GSCG Trust, Series 2019 600C
2 .936 09/06/34 2,940
160,733 (b) HERO Funding Trust, Series 2017 2A
3 .280 09/20/48 148
321,465 (b) HERO Funding Trust, Series 2017 2A
4 .070 09/20/48 306
996,325 (b) Hilton Grand Vacations Trust, Series 2019 AA
2 .340 07/25/33 993
161,116 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1
3 .986 06/25/33 159
13,540,000 (b) Hotwire Funding LLC, Series 2024 1A
5 .893 06/20/54 13,771

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 880,404 (b) JG Wentworth XXII LLC, Series 2010 3A
3 .820% 12/15/48 $ 876
1,251,199 (b) MVW LLC, Series 2021 1WA
1 .140 01/22/41 1,210
1,700,757 (b) MVW Owner Trust, Series 2019 2A
2 .220 10/20/38 1,699
1,197,736 (b) Navient Private Education Refi Loan Trust, Series 2020 HA
1 .310 01/15/69 1,134
2,749,408 (b) Navient Private Education Refi Loan Trust, Series 2021 A
0 .840 05/15/69 2,526
988,974 (b) Navient Student Loan Trust, Series 2019 BA
3 .390 12/15/59 975
472,010 (a),(b) Navient Student Loan Trust, (TSFR1M + 1.094%), Series 2019 BA
4 .845 12/15/59 471
15,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A
5 .868 04/25/36 15,008
4,200,000 (b) Octane Receivables Trust, Series 2025 1A
4 .250 02/20/31 4,203
10,000,000 (a),(b) OHA Credit Funding 6 Ltd, (TSFR3M + 1.650%), Series 2020 6A
5 .534 10/20/37 10,027
1,330,184 (b) OneMain Financial Issuance Trust, Series 2022 2A
4 .890 10/14/34 1,331
13,317,665 (b) OneMain Financial Issuance Trust, Series 2020 2A
1 .750 09/14/35 13,109
21,646,000 (a),(b) OneMain Financial Issuance Trust, (SOFR30A + 0.760%), Series 2021 1A
5 .358 06/16/36 21,671
7,050,000 (a),(b) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A
5 .941 07/15/38 7,082
1,450,000 (b) Progress Residential Trust, Series 2021 SFR9
2 .711 11/17/40 1,362
4,643,222 Santander Drive Auto Receivables Trust, Series 2021 4
1 .670 10/15/27 4,638
19,720,750 (b) SERVPRO Master Issuer LLC, Series 2021 1A
2 .394 04/25/51 18,648
394,728 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A
0 .990 11/20/37 394
427,992 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A
1 .340 11/20/37 427
237,281 (b) Sierra Timeshare Receivables Funding LLC, Series 2021 1A
1 .790 11/20/37 237
394,991 (b) SMB Private Education Loan Trust, Series 2017 B
2 .820 10/15/35 394
500,938 (b) SMB Private Education Loan Trust, Series 2018 A
3 .500 02/15/36 499
538,194 (b) SoFi Professional Loan Program LLC, Series 2019 A
3 .690 06/15/48 535
1,751,194 (b) SpringCastle America Funding LLC, Series 2020 AA
1 .970 09/25/37 1,654
9,021,000 (b) SpringCastle America Funding LLC, Series 2020 AA
2 .660 09/25/37 7,319
5,875,000 (b) Stack Infrastructure Issuer LLC, Series 2021 1A
1 .877 03/26/46 5,832
196,444 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8
4 .746 09/25/34 189
26,399,775 (b) Taco Bell Funding LLC, Series 2021 1A
1 .946 08/25/51 25,719
16,122,825 (b) Taco Bell Funding LLC, Series 2021 1A
2 .294 08/25/51 15,030
1,050,000 (b) Tesla Auto Lease Trust, Series 2023 B
6 .570 08/20/27 1,053
EUR 186,104 (a),(b) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A
4 .614 11/17/36 219
18,825,956 (b) Wendy's Funding LLC, Series 2021 1A
2 .370 06/15/51 17,545
TOTAL ASSET BACKED 531,248
OTHER MORTGAGE BACKED - 8.3%
1,600,000 (a),(b) 20 Times Square Trust, Series 2018 20TS
3 .100 05/15/35 1,514
12,000,000 (a),(b) 20 Times Square Trust, Series 2018 20TS
3 .100 05/15/35 10,948
5,450,000 (b) 225 Liberty Street Trust, Series 2016 225L
3 .597 02/10/36 5,343
830,191 (a),(b) Agate Bay Mortgage Trust, Series 2015 6
3 .500 09/25/45 772
2,500,000 (a),(b) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN
6 .115 04/15/34 2,173
6,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP
5 .500 06/15/35 6,020
2,500,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP
5 .750 06/15/35 2,509
5,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP
6 .750 06/15/35 5,020
GBP 420,888 (a),(b) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021 1A
5 .825 07/22/31 543
6,910,000 (a),(b) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF
6 .101 02/15/42 6,925
1,067,340 (a) BANK, Series 2017 BNK8
3 .946 11/15/50 986
2,500,000 (a) BANK, Series 2017 BNK8
4 .090 11/15/50 2,103
1,000,000 BANK, Series 2019 BN21
3 .093 10/17/52 941
3,800,000 BANK, Series 2019 BN23
3 .203 12/15/52 3,469
1,000,000 (a) BANK, Series 2017 BNK6
3 .851 07/15/60 931
1,618,918 BANK, Series 2019 BN20
2 .758 09/15/62 1,535
8,000,000 (a) BANK, Series 2019 BN24
3 .283 11/15/62 7,528
1,183,000 (a) BANK, Series 2019 BN24
3 .516 11/15/62 1,056
2,025,073 (a),(b) Bayview MSR Opportunity Master Fund Trust, Series 2021 4
2 .500 10/25/51 1,679
1,250,000 (a),(b) BBCMS Mortgage Trust, Series 2018 CHRS
4 .267 08/05/38 1,069
1,112,811 BBCMS Mortgage Trust, Series 2017 C1
3 .488 02/15/50 1,107
4,250,000 BBCMS Mortgage Trust, Series 2023 C19
5 .753 04/15/56 4,313
4,600,328 (a) BBCMS Mortgage Trust, Series 2023 C20
6 .383 07/15/56 4,765
4,000,000 (b) BBCMS Trust, Series 2015 SRCH
4 .197 08/10/35 3,940
5,000,000 (b) BBCMS Trust, Series 2015 SRCH
4 .798 08/10/35 4,815
4,600,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG2
2 .791 09/15/48 3,869
2,740,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG3
3 .099 09/15/48 2,266
2,500,000 (a),(b) Benchmark Mortgage Trust, Series 2020 IG3
3 .536 09/15/48 2,430

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 3,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2
4 .292% 02/15/51 $ 2,332
4,000,000 (a) Benchmark Mortgage Trust, Series 2018 B5
4 .598 07/15/51 3,544
3,452,143 Benchmark Mortgage Trust, Series 2019 B9
4 .016 03/15/52 3,401
4,000,000 Benchmark Mortgage Trust, Series 2019 B11
3 .784 05/15/52 3,697
830,000 Benchmark Mortgage Trust, Series 2018 B7
4 .241 05/15/53 829
4,960,000 (a) Benchmark Mortgage Trust, Series 2018 B7
4 .510 05/15/53 4,983
1,000,000 Benchmark Mortgage Trust, Series 2021 B27
2 .355 07/15/54 815
10,000,000 (a) Benchmark Mortgage Trust, Series 2021 B28
2 .244 08/15/54 8,364
3,150,000 Benchmark Mortgage Trust, Series 2021 B28
2 .429 08/15/54 2,738
9,500,000 Benchmark Mortgage Trust, Series 2021 B29
2 .612 09/15/54 8,315
3,000,000 Benchmark Mortgage Trust, Series 2019 B14
3 .352 12/15/62 2,747
2,000,000 Benchmark Mortgage Trust, Series 2019 B14
3 .493 12/15/62 1,685
2,665,000 Benchmark Mortgage Trust, Series 2019 B15
3 .231 12/15/72 2,347
1,641,000 (a) Benchmark Mortgage Trust, Series 2019 B15
3 .714 12/15/72 1,326
4,955,317 (a) BMO Mortgage Trust, Series 2024 C10
6 .013 11/15/57 5,195
2,500,000 (a) BMO Mortgage Trust, Series 2025 C12
6 .195 06/15/58 2,675
2,360,000 (b) BWAY Mortgage Trust, Series 2022 26BW
3 .402 02/10/44 1,952
5,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.646%), Series 2019 IMC
5 .396 04/15/34 4,956
6,597,338 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.385%), Series 2021 CIP
5 .135 12/15/38 6,593
10,000,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK
8 .608 10/15/41 10,074
CAD 671,469 (a),(b) BX Commercial Mortgage Trust, (CAONREPO + 3.050%), Series 2024 PURE
5 .305 11/15/41 492
9,582,848 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.380%), Series 2025 BCAT
5 .730 08/15/42 9,608
1,325,000 (b) BXP Trust, Series 2017 CC
3 .459 08/13/37 1,236
5,000,000 (b) BXP Trust, Series 2021 601L
2 .618 01/15/44 4,407
7,000,000 (a),(b) BXP Trust, Series 2021 601L
2 .775 01/15/44 5,970
2,000,000 (a),(b) BXP Trust, Series 2021 601L
2 .775 01/15/44 1,657
2,000,000 (a) Cantor Commercial Real Estate Lending, Series 2019 CF1
4 .352 05/15/52 1,709
1,414,818 CD Mortgage Trust, Series 2016 CD1
2 .622 08/10/49 1,412
9,000,000 CD Mortgage Trust, Series 2016 CD1
2 .926 08/10/49 8,746
5,750,000 (a) CD Mortgage Trust, Series 2016 CD2
3 .879 11/10/49 4,705
1,000,000 (a) CD Mortgage Trust, Series 2016 CD2
3 .972 11/10/49 610
500,000 (a) CD Mortgage Trust, Series 2017 CD3
4 .575 02/10/50 185
1,263,554 CD Mortgage Trust, Series 2017 CD5
3 .220 08/15/50 1,255
1,309,361 CD Mortgage Trust, Series 2019 CD8
2 .812 08/15/57 1,278
786,091 CFCRE Commercial Mortgage Trust, Series 2016 C4
3 .121 05/10/58 764
132,030 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9
5 .087 02/20/35 132
352,068 (a),(b) CIM Trust, Series 2021 J2
2 .671 04/25/51 293
3,300,000 (a),(b) CIP Commercial Mortgage Trust, (TSFR1M + 1.400%), Series 2025 SBAY
5 .500 10/15/37 3,308
886,339 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29
3 .758 04/10/48 858
3,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29
3 .976 04/10/48 2,741
1,952,000 Citigroup Commercial Mortgage Trust, Series 2016 P3
3 .585 04/15/49 1,917
7,765,000 Citigroup Commercial Mortgage Trust, Series 2017 C4
3 .764 10/12/50 7,559
1,965,271 (a),(b) CITIGROUP MORTGAGE LOAN TRUST, Series 2021 INV1
2 .709 05/25/51 1,641
3,000,000 (b) COMM Mortgage Trust, Series 2022 HC
3 .376 01/10/39 2,842
123,617 COMM Mortgage Trust, Series 2012 CR4
2 .853 10/15/45 121
2,500,000 (a),(b) COMM Mortgage Trust, Series 2014 UBS3
4 .767 06/10/47 1,169
1,000,000 (b) COMM Mortgage Trust, Series 2015 CR22
3 .000 03/10/48 592
2,696,000 (a) COMM Mortgage Trust, Series 2015 CR22
3 .699 03/10/48 2,532
2,464,038 (a) COMM Mortgage Trust, Series 2015 CR22
3 .926 03/10/48 2,372
3,000,000 (a) COMM Mortgage Trust, Series 2015 CR24
3 .463 08/10/48 2,759
1,374,866 (a) COMM Mortgage Trust, Series 2015 CR24
4 .208 08/10/48 1,338
1,454,842 (a) COMM Mortgage Trust, Series 2015 CR26
4 .613 10/10/48 1,437
3,914,328 (a) COMM Mortgage Trust, Series 2015 LC23
4 .695 10/10/48 3,791
474,496 COMM Mortgage Trust, Series 2016 CR28
3 .651 02/10/49 475
4,742,262 (a) COMM Mortgage Trust, Series 2016 CR28
4 .593 02/10/49 4,641
4,600,000 (a) COMM Mortgage Trust, Series 2018 COR3
4 .345 05/10/51 4,281
2,055,000 (a) COMM Mortgage Trust, Series 2018 COR3
4 .516 05/10/51 1,773
1,550,000 COMM Mortgage Trust, Series 2019 GC44
3 .263 08/15/57 1,452
2,000,000 (a) COMM Mortgage Trust, Series 2019 GC44
3 .515 08/15/57 1,660
13,830,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03
7 .856 03/25/42 14,211
6,000,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05
6 .874 04/25/42 6,135
28,280,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8 .206 05/25/42 29,320

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 13,640,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
8 .624% 09/25/42 $ 14,472
17,250,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8 .106 12/25/42 18,035
4,270,400 (a),(b) CSMC, Series 2019 NQM1
3 .388 10/25/59 4,150
7,400,000 (a),(b) CSMC Trust, Series 2017 CALI
3 .728 11/10/32 4,884
5,000,000 (b) DB Master Finance LLC, Series 2025 1A
4 .891 08/20/55 5,010
9,500,000 DBGS Mortgage Trust, Series 2018 C1
4 .466 10/15/51 9,513
3,500,000 DBJPM Mortgage Trust, Series 2016 C3
3 .041 08/10/49 3,442
2,607,352 DBJPM Mortgage Trust, Series 2017 C6
3 .121 06/10/50 2,592
7,737,500 DBJPM Mortgage Trust, Series 2020 C9
2 .340 08/15/53 6,892
4,215,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA
5 .946 06/10/37 4,282
2,000,000 (a),(b) DBSG Mortgage Trust, Series 2024 ALTA
6 .595 06/10/37 2,032
9,817,500 (a),(b) DBWF Mortgage Trust, Series 2015 LCM
3 .421 06/10/34 9,597
10,751,000 (a),(b) EQT Trust, Series 2024 EXTR
5 .331 07/05/41 11,011
2,036,256 (a),(b) Flagstar Mortgage Trust, Series 2017 2
3 .969 10/25/47 1,875
69,655 (a),(b) Flagstar Mortgage Trust, Series 2018 5
4 .000 09/25/48 66
2,791,513 (a),(b) Flagstar Mortgage Trust, Series 2021 2
2 .500 04/25/51 2,315
7,957,696 (a),(b) Flagstar Mortgage Trust, Series 2021 4
2 .500 06/01/51 6,598
2,439,951 (a),(b) Flagstar Mortgage Trust, Series 2021 5INV
3 .333 07/25/51 2,030
758,059 (a),(b) Flagstar Mortgage Trust, Series 2021 7
2 .923 08/25/51 629
3,283,869 (a),(b) Flagstar Mortgage Trust, Series 2021 10IN
3 .498 10/25/51 2,744
405,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3
7 .702 11/25/43 424
2,000,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR
5 .498 07/15/31 420
5,235,000 (a),(b) GS Mortgage Securities Corp Trust, (TSFR1M + 1.897%), Series 2018 TWR
5 .648 07/15/31 739
1,130,000 (a),(b) GS Mortgage Securities Corp Trust, Series 2017 375H
3 .475 09/10/37 1,102
2,500,000 (a),(b) GS Mortgage Securities Corp Trust, Series 2017 375H
3 .483 09/10/37 2,415
2,530,450 GS Mortgage Securities Trust, Series 2016 GS3
3 .143 10/10/49 2,484
1,500,000 (a) GS Mortgage Securities Trust, Series 2016 GS4
3 .908 11/10/49 1,402
4,250,000 (a) GS Mortgage Securities Trust, Series 2017 GS5
3 .826 03/10/50 4,042
2,102,423 GS Mortgage Securities Trust, Series 2017 GS6
3 .230 05/10/50 2,094
6,000,000 GS Mortgage Securities Trust, Series 2017 GS6
3 .433 05/10/50 5,934
1,677,816 (a) GS Mortgage Securities Trust, Series 2015 GC30
3 .961 05/10/50 1,608
5,000,000 (a) GS Mortgage Securities Trust, Series 2015 GC30
4 .005 05/10/50 4,299
3,000,000 GS Mortgage Securities Trust, Series 2017 GS8
3 .837 11/10/50 2,961
4,844,000 (a) GS Mortgage Securities Trust, Series 2017 GS8
4 .314 11/10/50 4,472
3,050,000 (a) GS Mortgage Securities Trust, Series 2019 GC38
4 .158 02/10/52 2,967
2,500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45
3 .173 02/13/53 2,327
2,190,000 GS Mortgage Securities Trust, Series 2020 GSA2
2 .012 12/12/53 1,936
286,122 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2
4 .000 11/25/49 270
733,947 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4
3 .000 01/25/51 638
31,330,729 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
0 .253 03/27/51 405
1,070,909 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
3 .000 03/27/51 931
1,689,501 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6
2 .500 05/25/51 1,415
10,588,299 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5
2 .500 10/25/51 8,779
10,146,461 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2
3 .000 06/25/52 8,803
3,736,570 (a),(b) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4
3 .000 09/25/52 3,248
947,501 (a),(b) GS Mortgage-Backed Securities Trust, Series 2020 PJ1
3 .613 05/25/50 847
848,099 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 GR1
3 .089 11/25/51 725
1,158,144 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 INV1
3 .020 12/25/51 973
18,936,176 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .500 01/25/52 15,702
8,522,517 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ8
2 .500 01/25/52 7,068
3,191,804 (a),(b) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .721 01/25/52 2,615
2,154,182 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 LTV1
3 .240 06/25/52 1,803
6,013,381 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 INV1
3 .000 07/25/52 5,231
8,162,459 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 HP1
3 .000 09/25/52 7,087
6,169,585 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ5
3 .000 10/25/52 5,353
4,865,043 (a),(b) GS Mortgage-Backed Securities Trust, Series 2022 PJ6
3 .000 01/25/53 4,223
7,074,358 (a),(b) GS Mortgage-Backed Securities Trust, Series 2023 PJ1
3 .500 02/25/53 6,386
1,265,653 (a),(b) GS Mortgage-Backed Securities Trust, Series 2025 PJ4
6 .000 09/25/55 1,284
8,000,000 (a),(b) Houston Galleria Mall Trust, Series 2025 HGLR
5 .462 02/05/45 8,304
2,500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .977 08/10/38 2,471
3,500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2016 10HY
2 .977 08/10/38 3,456
4,750,000 (a),(b) Hudson Yards Mortgage Trust, Series 2019 55HY
2 .943 12/10/41 4,283

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,500,000 (a),(b) Hudson Yards Mortgage Trust, Series 2019 55HY
2 .943% 12/10/41 $ 2,199
2,000,000 (b) ICNQ Mortgage Trust, Series 2024 MF
5 .778 12/10/34 2,066
3,750,000 (b) ICNQ Mortgage Trust, Series 2024 MF
6 .074 12/10/34 3,858
2,000,000 (b) Ilpt Commercial Mortgage Trust, Series 2022 LPFX
3 .385 03/15/32 1,829
1,361,585 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1
2 .051 10/25/55 1,305
1,043,500 (a),(b) Imperial Fund Mortgage Trust, Series 2020 NQM1
3 .531 10/25/55 978
5,182,000 (a),(b) IP Mortgage Trust, Series 2025 IP
5 .425 06/10/42 5,279
1,102,829 (a),(b) J.P. Morgan Mortgage Trust, Series 2022 5
2 .953 09/25/52 895
1,000,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2018 AON
4 .613 07/05/31 318
278,199 JP Morgan Chase Commercial Mortgage Securities Corp, Series 2015 JP1
3 .914 01/15/49 277
3,155,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN
3 .065 01/16/37 2,571
1,530,781 (a),(b) JP Morgan Mortgage Trust, Series 2015 1
5 .502 12/25/44 1,512
168,161 (a),(b) JP Morgan Mortgage Trust, Series 2015 3
3 .500 05/25/45 157
1,591,561 (a),(b) JP Morgan Mortgage Trust, Series 2015 6
3 .500 10/25/45 1,476
1,906,187 (a),(b) JP Morgan Mortgage Trust, Series 2018 3
3 .500 09/25/48 1,721
2,657,181 (a),(b) JP Morgan Mortgage Trust, Series 2018 5
3 .500 10/25/48 2,396
1,553,010 (a),(b) JP Morgan Mortgage Trust, Series 2017 5
4 .746 10/26/48 1,558
531,318 (a),(b) JP Morgan Mortgage Trust, Series 2018 9
4 .000 02/25/49 498
400,269 (a),(b) JP Morgan Mortgage Trust, Series 2019 1
4 .000 05/25/49 376
6,096,788 (a),(b) JP Morgan Mortgage Trust, Series 2020 1
3 .819 06/25/50 5,549
25,061,073 (a),(b) JP Morgan Mortgage Trust, Series 2021 3
0 .133 07/25/51 184
17,569,781 (a),(b) JP Morgan Mortgage Trust, Series 2021 4
0 .129 08/25/51 126
2,249,475 (a),(b) JP Morgan Mortgage Trust, Series 2021 4
2 .879 08/25/51 1,846
34,028,735 (a),(b) JP Morgan Mortgage Trust, Series 2021 6
0 .131 10/25/51 251
6,360,182 (a),(b) JP Morgan Mortgage Trust, Series 2021 6
2 .500 10/25/51 5,280
9,099,604 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV2
0 .400 12/25/51 214
2,155,248 (a),(b) JP Morgan Mortgage Trust, Series 2021 10
2 .500 12/25/51 1,787
1,948,224 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV4
3 .207 01/25/52 1,599
2,134,334 (a),(b) JP Morgan Mortgage Trust, Series 2021 12
2 .500 02/25/52 1,774
1,346,476 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV1
3 .291 03/25/52 1,145
3,290,925 (a),(b) JP Morgan Mortgage Trust, Series 2021 14
2 .500 05/25/52 2,729
2,133,144 (a),(b) JP Morgan Mortgage Trust, Series 2021 LTV2
2 .927 05/25/52 1,857
663,090 (a),(b) JP Morgan Mortgage Trust, Series 2021 INV8
3 .280 05/25/52 558
14,351,760 (a),(b) JP Morgan Mortgage Trust, Series 2022 2
3 .000 08/25/52 12,461
6,260,851 (a),(b) JP Morgan Mortgage Trust, Series 2022 INV3
3 .000 09/25/52 5,438
9,998,803 (a),(b) JP Morgan Mortgage Trust, Series 2022 LTV2
3 .500 09/25/52 9,013
6,158,304 (a),(b) JP Morgan Mortgage Trust, Series 2022 7
3 .000 12/25/52 5,338
1,897,861 (a),(b) JP Morgan Mortgage Trust, Series 2022 7
4 .000 12/25/52 1,755
1,328,465 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22
4 .110 09/15/47 1,312
2,686,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23
4 .536 09/15/47 2,613
3,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27
3 .898 02/15/48 2,615
967,490 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29
4 .118 05/15/48 963
1,322,210 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .106 08/15/48 1,311
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .543 08/15/48 2,374
8,452,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .543 08/15/48 8,024
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1
4 .706 03/17/49 1,776
868,186 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5
3 .457 03/15/50 866
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5
3 .904 03/15/50 915
182,655 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7
3 .379 09/15/50 181
1,000,000 (a) JPMDB Commercial Mortgage Securities Trust, Series 2016 C4
3 .018 12/15/49 857
3,000,000 JPMDB Commercial Mortgage Securities Trust, Series 2017 C5
3 .694 03/15/50 2,968
7,575,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7
2 .536 05/13/53 6,149
3,398,176 (a),(b) KSL Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2024 HT2
6 .091 12/15/39 3,400
1,225,947 (b) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP
3 .575 02/15/36 1,195
EUR 599,877 (a),(b) Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A
4 .414 08/17/31 706
1,235,847 (b) LCCM, Series 2017 LC26
3 .357 07/12/50 1,229
5,000,000 (b) Legends Outlets Kansas City KS Mortgage Secured Trust, Series 2024 LGND
6 .021 11/05/39 5,035
5,000,000 (b) LSTAR Commercial Mortgage Trust, Series 2017 5
4 .021 03/10/50 4,877
339,069 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1
2 .278 01/25/37 325
3,500,000 (a),(b) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19
5 .223 05/18/42 3,511
1,687,000 (b) MIRA Trust, Series 2023 MILE
6 .755 06/10/38 1,754
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22
3 .561 04/15/48 2,912

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 191,679 Morgan Stanley Capital I Trust, Series 2017 H1
3 .304% 06/15/50 $ 191
2,840,000 (a) Morgan Stanley Capital I Trust, Series 2018 H3
4 .429 07/15/51 2,818
1,900,000 Morgan Stanley Capital I Trust, Series 2019 L2
4 .272 03/15/52 1,831
24,287,900 (a),(b) Morgan Stanley Capital I Trust, Series 2024 NSTB
3 .900 09/24/57 24,003
509,137 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4
2 .500 07/25/51 459
5,397,563 (a),(b) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1
4 .000 02/25/53 4,999
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2 .718 12/15/36 2,120
3,000,000 (a),(b) MSDB Trust, Series 2017 712F
3 .316 07/11/39 2,902
2,250,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL
5 .157 03/15/39 2,250
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE
5 .630 07/15/36 4,641
12,741,348 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE
5 .915 07/15/36 12,106
2,900,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6 .430 07/15/36 2,508
5,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE
6 .580 07/15/36 4,087
2,700,000 (b) Natixis Commercial Mortgage Securities Trust, Series 2019 LVL
3 .885 08/15/38 2,633
520,516 (b) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC
2 .966 12/15/38 506
1,623,760 (a),(b) New Residential Mortgage Loan Trust, Series 2022 INV1
3 .515 03/25/52 1,337
87,742 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3
4 .326 02/25/36 88
5,200,000 (a),(b) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK
5 .543 10/15/40 5,212
5,000,000 (a),(b) NYC Trust, (TSFR1M + 1.991%), Series 2024 3ELV
5 .741 08/15/29 5,022
3,800,000 (a),(b) NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV
6 .041 08/15/29 3,809
9,705,530 (a),(b) OBX Trust, Series 2021 J2
2 .500 07/25/51 8,048
366,814 (a),(b) OBX Trust, Series 2022 J2
3 .409 08/25/52 316
8,403,174 (a),(b) OBX Trust, Series 2022 INV5
4 .000 10/25/52 7,772
2,898,281 (a),(b) Oceanview Mortgage Trust, Series 2021 1
2 .500 05/25/51 2,403
2,109,953 (a),(b) Oceanview Mortgage Trust, Series 2022 1
4 .500 11/25/52 2,033
8,234,000 (b) Olympic Tower Mortgage Trust, Series 2017 OT
3 .566 05/10/39 7,938
11,190,000 (b) One Bryant Park Trust, Series 2019 OBP
2 .516 09/15/54 10,396
7,180,000 (a),(b) ONNI Commerical Mortgage Trust, Series 2024 APT
5 .567 07/15/39 7,325
7,000,000 (a),(b) ONNI Commerical Mortgage Trust, Series 2024 APT
5 .951 07/15/39 7,150
2,500,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF
4 .745 07/15/38 2,362
2,735,349 (a),(b) RCKT Mortgage Trust, Series 2022 4
3 .500 06/25/52 2,469
10,000,000 (a),(b) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP
5 .250 09/15/42 10,031
506,316 (a),(b) Sequoia Mortgage Trust, Series 2015 2
3 .500 05/25/45 470
450,286 (a),(b) Sequoia Mortgage Trust, Series 2016 1
3 .500 06/25/46 415
109,804 (a),(b) Sequoia Mortgage Trust, Series 2017 2
3 .500 02/25/47 100
1,725,406 (a),(b) Sequoia Mortgage Trust, Series 2017 6
3 .725 09/25/47 1,653
719,030 (a),(b) Sequoia Mortgage Trust, Series 2018 3
3 .500 03/25/48 656
55,123 (a),(b) Sequoia Mortgage Trust, Series 2018 7
4 .000 09/25/48 52
4,890,422 (a),(b) Sequoia Mortgage Trust, Series 2020 3
3 .000 04/25/50 4,253
372,969 (a),(b) Sequoia Mortgage Trust, Series 2021 1
2 .657 03/25/51 312
4,018,753 (a),(b) Sequoia Mortgage Trust, Series 2023 1
5 .000 01/25/53 3,912
322,195 (a),(b) Shellpoint Co-Originator Trust, Series 2017 1
3 .500 04/25/47 295
4,350,000 (b) SLG Office Trust, Series 2021 OVA
2 .585 07/15/41 3,894
17,215,000 (b) SLG Office Trust, Series 2021 OVA
2 .851 07/15/41 15,042
9,614,610 (a),(b) SMR Mortgage Trust, (TSFR1M + 1.650%), Series 2022 IND
5 .400 02/15/39 9,617
9,156,771 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.950%), Series 2022 IND
6 .700 02/15/39 9,195
3,000,000 (a),(b) SREIT Trust, (TSFR1M + 1.286%), Series 2021 MFP2
5 .036 11/15/36 3,000
3,500,000 (a),(b) TX Trust, (TSFR1M + 1.591%), Series 2024 HOU
5 .341 06/15/39 3,507
3,500,000 (a),(b) TX Trust, (TSFR1M + 2.640%), Series 2024 HOU
6 .959 06/15/39 3,516
1,321,621 UBS Commercial Mortgage Trust, Series 2017 C1
3 .256 06/15/50 1,318
594,384 UBS Commercial Mortgage Trust, Series 2017 C4
3 .366 10/15/50 592
1,570,000 UBS Commercial Mortgage Trust, Series 2017 C4
3 .563 10/15/50 1,548
7,665,000 (a) UBS Commercial Mortgage Trust, Series 2018 C9
4 .318 03/15/51 7,367
2,000,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11
4 .492 06/15/51 1,961
2,500,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11
4 .713 06/15/51 2,379
1,750,000 UBS Commercial Mortgage Trust, Series 2018 C13
4 .334 10/15/51 1,749
1,406,187 (a),(b) Verus Securitization Trust, Series 2021 7
2 .240 10/25/66 1,245
3,985,000 (a),(b) Verus Securitization Trust, Series 2025 12
5 .760 12/25/70 4,013
4,000,000 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.742%), Series 2025 NYCH
5 .492 06/15/42 4,007
10,000,000 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP
5 .100 08/15/42 10,010
2,279,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1
3 .858 05/15/48 2,131
872,111 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1
3 .635 03/15/50 854

Core Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1
3 .757% 03/15/50 $ 1,935
2,032,940 Wells Fargo Commercial Mortgage Trust, Series 2017 C38
3 .261 07/15/50 2,026
2,197,255 (a) Wells Fargo Commercial Mortgage Trust, Series 2017 C38
3 .903 07/15/50 2,035
2,287,903 Wells Fargo Commercial Mortgage Trust, Series 2017 C39
3 .212 09/15/50 2,272
1,254,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C45
4 .405 06/15/51 1,239
1,700,000 Wells Fargo Commercial Mortgage Trust, Series 2021 21-C60
2 .547 08/15/54 1,495
1,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS2
3 .849 07/15/58 962
6,900,000 Wells Fargo Commercial Mortgage Trust, Series 2016 C33
3 .749 03/15/59 6,878
123,363 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2
4 .000 04/25/49 117
1,854,851 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4
3 .500 09/25/49 1,684
778,732 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4
3 .000 07/25/50 680
9,828,266 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2
2 .500 06/25/51 8,162
1,214,476 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2
3 .633 09/25/51 1,031
3,987,565 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2
2 .500 12/25/51 3,302
3,345,644 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .000 03/25/52 2,907
3,909,194 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .422 03/25/52 3,293
5,747,665 (a),(b) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .500 03/25/52 5,191
2,365,781 (a) WFRBS Commercial Mortgage Trust, Series 2013 C11
3 .714 03/15/45 2,359
247,062 (a),(b) WinWater Mortgage Loan Trust, Series 2014 1
3 .929 06/20/44 213
TOTAL OTHER MORTGAGE BACKED 1,017,266
TOTAL STRUCTURED ASSETS
(Cost $1,626,237) 1,548,514
TOTAL LONG-TERM INVESTMENTS
(Cost $12,258,786) 11,822,489
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
18,071,088 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.830  (f) 18,071
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $18,071) 18,071
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 2.4%
GOVERNMENT AGENCY DEBT - 0.7%
5,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 05/21/26 4,931
7,500,000 Federal Home Loan Bank Discount Notes 0 .000 01/06/26 7,496
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/07/26 9,993
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/20/26 4,990
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/23/26 9,978
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/04/26 9,966
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/20/26 14,925
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/27/26 9,943
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/04/26 9,938
TOTAL GOVERNMENT AGENCY DEBT 82,160
REPURCHASE AGREEMENT - 0.9%
2,268,000 (g) Fixed Income Clearing Corporation 3 .810 01/02/26 2,268
111,180,000 (h) Fixed Income Clearing Corporation 3 .810 01/02/26 111,180
TOTAL REPURCHASE AGREEMENT 113,448
TREASURY DEBT - 0.8%
EGP 30,900,000 Egypt Treasury Bills 0 .000 04/21/26 603
JPY 472,000,000 Japan Treasury Discount Bill 0 .000 02/02/26 3,012
10,000,000 United States Treasury Bill 0 .000 01/06/26 9,996
25,000,000 United States Treasury Bill 0 .000 01/08/26 24,978
6,265,000 United States Treasury Bill 0 .000 01/22/26 6,253
10,000,000 United States Treasury Bill 0 .000 02/03/26 9,972
20,000,000 United States Treasury Bill 0 .000 03/03/26 19,889
10,000,000 (d) United States Treasury Bill 0 .000 03/24/26 9,921

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 10,000,000 United States Treasury Bill 0 .000% 05/05/26 $ 9,883
TOTAL TREASURY DEBT 94,507
TOTAL SHORT-TERM INVESTMENTS
(Cost $290,084) 290,115
TOTAL INVESTMENTS - 98.9%
(Cost $12,566,941) 12,130,675
OTHER ASSETS & LIABILITIES, NET - 1.1% 139,452
NET ASSETS - 100.0% $12,270,127
AUD Australian Dollar
BRL Brazilian Real
CAONREPO Canadian Overnight Repo Rate Average
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
SGD Singapore Dollar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Core Bond

Portfolio of Investments December 31, 2025
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,282,360,297 or 18.8% of Total
Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,101,922.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $2,268,480 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $2,313,386.
(h) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $111,203,533 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 12/24/26, valued at $113,403,600.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,824 03/20/26   $ 205,659 $ 205,086 $ (573)
U.S. Treasury 5-Year Note 3,762 03/31/26 411,617 411,204 (413)
Total 5,586  $ 617,276  $ 616,290  $ (986)
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 6,766 AUD 10,245 Australia and New Zealand Banking Group Limited 01/09/26 (72)
$ 1,167 CHF 923 Australia and New Zealand Banking Group Limited 01/08/26 1
$ 578 EUR 499 Australia and New Zealand Banking Group Limited 01/08/26 (9)
$ 922 EUR 800 Australia and New Zealand Banking Group Limited 01/08/26 (18)
$ 728 GBP 545 Australia and New Zealand Banking Group Limited 01/08/26 (7)
$ 1,520 NZD 2,603 Australia and New Zealand Banking Group Limited 01/09/26 21
EUR 58 $ 67 Australia and New Zealand Banking Group Limited 01/08/26 1
EUR 826 $ 953 Australia and New Zealand Banking Group Limited 01/08/26 18
$ 550 HUF 184,135 Bank of America, N.A. 01/08/26 (12)
$ 677 KRW 990,172 Bank of America, N.A. 01/12/26 (9)
$ 988 SGD 1,279 Bank of America, N.A. 01/12/26 (9)
$ 907 MYR 3,746 Barclays Bank PLC 01/12/26 (17)
$ 2,012 CAD 2,803 Citibank N.A. 01/08/26 (31)
$ 1,163 CZK 24,321 Citibank N.A. 01/08/26 (20)
$ 5,747 EUR 4,904 Citibank N.A. 01/08/26 (18)
$ 112,545 EUR 96,023 Citibank N.A. 01/08/26 (345)
$ 234 EUR 200 Citibank N.A. 01/08/26 (1)
$ 791 EUR 684 Citibank N.A. 01/08/26 (13)
$ 238 EUR 204 Citibank N.A. 01/08/26 (2)
$ 581 EUR 499 Citibank N.A. 01/08/26 (6)
$ 1,000 EUR 862 Citibank N.A. 01/08/26 (14)
$ 1,008 GBP 752 Citibank N.A. 01/08/26 (5)
$ 491 GBP 375 Citibank N.A. 01/08/26 (14)
$ 2,331 IDR 39,101,230 Citibank N.A. 01/12/26 (11)

Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 7,330 KRW 10,732,100 Citibank N.A. 01/12/26 (105)
$ 697 RON 3,069 Citibank N.A. 01/08/26 (11)
$ 1,382 THB 44,567 Goldman Sachs 01/12/26 (34)
$ 997 CHF 786 Morgan Stanley Capital Services 01/08/26 4
$ 461 EUR 400 Morgan Stanley Capital Services 01/08/26 (9)
$ 2,048 EUR 1,763 Morgan Stanley Capital Services 01/08/26 (25)
$ 575 EUR 497 Morgan Stanley Capital Services 01/08/26 (9)
$ 808 EUR 700 Morgan Stanley Capital Services 01/08/26 (15)
$ 1,016 EUR 879 Morgan Stanley Capital Services 01/08/26 (18)
$ 23,426 GBP 17,453 Morgan Stanley Capital Services 01/08/26 (100)
$ 23,603 JPY 3,514,061 Morgan Stanley Capital Services 01/09/26 1,150
$ 2,007 JPY 299,567 Morgan Stanley Capital Services 01/09/26 93
$ 456 MXN 8,394 Morgan Stanley Capital Services 01/08/26 (10)
$ 605 NOK 6,025 Morgan Stanley Capital Services 01/08/26 7
$ 1,362 PLN 4,982 Morgan Stanley Capital Services 01/08/26 (25)
EUR 509 $ 587 Morgan Stanley Capital Services 01/08/26 11
EUR 403 $ 465 Morgan Stanley Capital Services 01/08/26 9
$ 1,065 ZAR 18,291 Morgan Stanley Capital Services 01/08/26 (39)
$ 997 AUD 1,519 Standard Chartered Bank 01/09/26 (17)
$ 2,008 EUR 1,713 Standard Chartered Bank 01/08/26 (7)
$ 516 PEN 1,740 Standard Chartered Bank 01/12/26 (1)
EUR 1,917 $ 2,229 Standard Chartered Bank 01/08/26 25
$ 10,760 CAD 14,943 Toronto Dominion Bank 01/08/26 (131)
$ 3,020 JPY 472,000 Toronto Dominion Bank 02/02/26 (2)
EUR 1,996 $ 2,325 Toronto Dominion Bank 01/08/26 22
EUR 2,080 $ 2,426 Toronto Dominion Bank 01/08/26 19
Total  $ 190
Total unrealized appreciation on forward foreign currency contracts   $ 1,381
Total unrealized depreciation on forward foreign currency contracts   $ (1,191)
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
SGD Singapore Dollar
THB Thai Baht
ZAR South African Rand

Inflation-Linked Bond
Portfolio of Investments December 31, 2025

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 97.9%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0.1%
$ 2,066,615 (a) Core & Main LP, Term Loan B, (TSFR3M + 2.000%) 5 .690% 07/27/28 $ 2,076
1,920,000 (a) Fluidra, S.A., Term Loan B, (TSFR1M + 1.925%) 5 .741 01/29/29 1,933
2,620,227 (a) Zurn Holdings, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .831 10/04/28 2,642
TOTAL CAPITAL GOODS 6,651
CONSUMER DURABLES & APPAREL - 0.0%
680,000 (a) Crocs, Inc., Term Loan, (TSFR3M + 2.250%) 5 .922 02/20/29 686
TOTAL CONSUMER DURABLES & APPAREL 686
CONSUMER SERVICES - 0.1%
2,771,355 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .466 09/23/30 2,778
2,401,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .422 11/29/30 2,402
TOTAL CONSUMER SERVICES 5,180
FINANCIAL SERVICES - 0.0%
1,499,818 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .466 06/24/31 1,504
TOTAL FINANCIAL SERVICES 1,504
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
526,751 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 5 .716 12/03/31 527
TOTAL HEALTH CARE EQUIPMENT & SERVICES 527
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,544,587 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 5 .966 05/05/28 1,553
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,553
SOFTWARE & SERVICES - 0.0%
1,680,800 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .466 09/12/29 1,685
TOTAL SOFTWARE & SERVICES 1,685
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
144,643 (a) Coherent Corp, Term Loan B2, (TSFR1M + 1.750%) 5 .466 07/02/29 145
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 145
TOTAL BANK LOAN OBLIGATIONS
(Cost $17,790) 17,931
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 2.2%
AUTOMOBILES & COMPONENTS - 0.0%
2,000,000 (b) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 2,069
TOTAL AUTOMOBILES & COMPONENTS 2,069
BANKS - 0.3%
1,625,000 (b) Banco de Chile
2 .990 12/09/31 1,482
3,000,000 Bank of America Corp
5 .162 01/24/31 3,097
1,500,000 Bank of America Corp
5 .511 01/24/36 1,564
1,825,000 (b) BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7 .625 02/11/35 1,916
2,000,000 CitiBank NA
4 .576 05/29/27 2,020
3,500,000 JPMorgan Chase & Co
5 .103 04/22/31 3,614
2,000,000 JPMorgan Chase & Co
5 .502 01/24/36 2,090
2,950,000 Morgan Stanley Private Bank NA
4 .465 11/19/31 2,958
2,000,000 Wells Fargo & Co
5 .150 04/23/31 2,065
TOTAL BANKS 20,806
CAPITAL GOODS - 0.1%
2,000,000 Boeing Co
3 .250 02/01/28 1,966
875,000 Embraer Netherlands Finance BV
5 .980 02/11/35 930
1,275,000 (b) Sociedad Quimica y Minera de Chile S.A.
6 .500 11/07/33 1,385
TOTAL CAPITAL GOODS 4,281
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
2,250,000 (b) Bidvest Group UK plc
6 .200 09/17/32 2,292

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 278,000 (b) Prime Security Services Borrower LLC
5 .750% 04/15/26 $ 278
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,570
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
3,505,000 (b) Albertsons Cos, Inc
6 .500 02/15/28 3,580
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,580
ENERGY - 0.6%
2,275,000 Ecopetrol S.A.
4 .625 11/02/31 2,038
4,000,000 Ecopetrol S.A.
7 .750 02/01/32 4,116
2,950,353 (b) EIG Pearl Holdings Sarl
3 .545 08/31/36 2,732
1,000,000 Enbridge, Inc
6 .000 11/15/28 1,051
1,500,000 Energy Transfer LP
6 .400 12/01/30 1,620
2,000,000 EQT Corp
6 .500 07/01/27 2,039
5,000,000 (b) Hilcorp Energy I LP
6 .000 04/15/30 4,858
2,000,000 (b) Hilcorp Energy I LP
6 .250 04/15/32 1,883
5,000,000 (b) Kinetik Holdings LP
5 .875 06/15/30 5,045
5,000,000 Occidental Petroleum Corp
3 .500 08/15/29 4,826
4,000,000 Petrobras Global Finance BV
5 .125 09/10/30 3,920
2,375,000 Petroleos Mexicanos
6 .700 02/16/32 2,369
3,480,000 (b) Petronas Capital Ltd
4 .950 01/03/31 3,592
2,000,000 (b) Petronas Capital Ltd
5 .340 04/03/35 2,080
328,947 Reliance Industries Ltd
2 .444 01/15/26 329
2,950,000 (b) Saudi Arabian Oil Co
5 .250 07/17/34 3,036
3,150,000 (b) Sunoco LP
4 .625 05/01/30 3,060
TOTAL ENERGY 48,594
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,000,000 Healthcare Realty Holdings LP
3 .750 07/01/27 993
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 993
FINANCIAL SERVICES - 0.1%
2,000,000 AerCap Ireland Capital DAC
3 .000 10/29/28 1,939
1,500,000 (b),(c) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,424
1,000,000 Morgan Stanley
5 .587 01/18/36 1,045
TOTAL FINANCIAL SERVICES 4,408
FOOD, BEVERAGE & TOBACCO - 0.1%
3,000,000 (b) Bimbo Bakeries USA, Inc
6 .400 01/15/34 3,270
3,000,000 (b) Gruma SAB de C.V.
5 .390 12/09/34 3,084
2,000,000 (b) Mars, Inc
4 .800 03/01/30 2,044
TOTAL FOOD, BEVERAGE & TOBACCO 8,398
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,000,000 CVS Health Corp
1 .300 08/21/27 1,913
2,000,000 HCA, Inc
5 .625 09/01/28 2,062
10,645,000 Montefiore Medical Center
2 .895 04/20/32 9,532
2,000,000 UnitedHealth Group, Inc
4 .000 05/15/29 1,998
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,505
INSURANCE - 0.0%
2,000,000 Reinsurance Group of America, Inc
5 .750 09/15/34 2,086
TOTAL INSURANCE 2,086
MATERIALS - 0.2%
1,750,000 Amcor Group Finance plc
5 .450 05/23/29 1,809
600,000 (b) Antofagasta plc
5 .625 05/13/32 624
1,575,000 (b) Antofagasta plc
6 .250 05/02/34 1,697
1,175,000 (b) Antofagasta plc
5 .625 09/09/35 1,210
4,700,000 (b) Corp Nacional del Cobre de Chile
5 .125 02/02/33 4,725
1,500,000 (b) Corp Nacional del Cobre de Chile
6 .330 01/13/35 1,600
2,500,000 (b) Freeport Indonesia PT
5 .315 04/14/32 2,549
2,300,000 (b) OCP S.A.
6 .750 05/02/34 2,477
TOTAL MATERIALS 16,691
MEDIA & ENTERTAINMENT - 0.1%
1,000,000 Alphabet, Inc
4 .100 11/15/30 1,003
5,000,000 (b) CCO Holdings LLC
5 .125 05/01/27 4,993

Inflation-Linked Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MEDIA & ENTERTAINMENT (continued)
$ 950,000 Meta Platforms, Inc
4 .875% 11/15/35 $ 949
TOTAL MEDIA & ENTERTAINMENT 6,945
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,000,000 Amgen, Inc
5 .150 03/02/28 2,047
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,047
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,715,000 (b),(c) SK Hynix, Inc
6 .500 01/17/33 1,888
1,575,000 TSMC Arizona Corp
1 .750 10/25/26 1,548
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,436
SOFTWARE & SERVICES - 0.0%
975,000 Oracle Corp
5 .200 09/26/35 934
TOTAL SOFTWARE & SERVICES 934
TELECOMMUNICATION SERVICES - 0.2%
2,000,000 AT&T, Inc
2 .550 12/01/33 1,707
3,550,000 (b) Sitios Latinoamerica SAB de C.V.
6 .000 11/25/29 3,679
2,000,000 T-Mobile USA, Inc
5 .050 07/15/33 2,041
4,500,000 (b) Turk Telekomunikasyon AS.
6 .950 10/07/32 4,598
2,000,000 Verizon Communications, Inc
5 .250 04/02/35 2,033
TOTAL TELECOMMUNICATION SERVICES 14,058
TRANSPORTATION - 0.1%
2,500,000 (b) Grupo Aeromexico SAB de C.V.
8 .625 11/15/31 2,552
2,000,000 (b) Latam Airlines Group S.A.
7 .625 01/07/31 2,100
5,460,000 (b) Transnet SOC Ltd
8 .250 02/06/28 5,764
TOTAL TRANSPORTATION 10,416
UTILITIES - 0.1%
1,450,000 (b) Banco Nacional de Comercio Exterior SNC
5 .875 05/07/30 1,499
1,700,000 (b) Comision Federal de Electricidad
5 .700 01/24/30 1,731
2,000,000 Duke Energy Carolinas LLC
2 .550 04/15/31 1,841
2,500,000 (b) Ferrellgas LP
5 .875 04/01/29 2,402
2,000,000 Florida Power & Light Co
4 .800 05/15/33 2,039
1,450,000 (b) Israel Electric Corp Ltd, Reg S
3 .750 02/22/32 1,354
TOTAL UTILITIES 10,866
TOTAL CORPORATE BONDS
(Cost $176,838) 178,683
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 91.9%
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 (b) Central American Bank for Economic Integration
5 .000 02/09/26 6,254
TOTAL FOREIGN GOVERNMENT BONDS 6,254
MORTGAGE BACKED - 1.8%
360,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
6 .974 03/25/42 369
4,000,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%)
7 .474 07/25/42 4,138
6,235,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .706 01/25/43 6,469
4,465,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .424 05/25/43 4,685
918,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
6 .574 07/25/43 944
6,324,200 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 6,667
4,510,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .424 10/25/43 4,720
4,945,942 (a) Fannie Mae REMICS, (SOFR30A + 1.400%)
5 .274 08/25/54 4,988
17,000,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .224 05/25/42 17,551
4,355,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8 .374 06/25/42 4,584
10,605,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7 .115 04/25/43 11,046
12,723,938 Ginnie Mae I Pool
3 .600 09/15/31 12,456
6,527,558 Ginnie Mae I Pool
3 .650 02/15/32 6,387
1,692,940 Ginnie Mae I Pool
3 .380 07/15/35 1,606
2,299,930 Ginnie Mae I Pool
3 .870 10/15/36 2,215
29,348,854 Ginnie Mae I Pool
1 .730 07/15/37 25,106
20,252,590 Ginnie Mae I Pool
1 .650 07/15/42 15,958

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 22,878,630 Ginnie Mae I Pool
2 .750% 01/15/45 $ 21,565
TOTAL MORTGAGE BACKED 151,454
OTHER MORTGAGE BACKED - 0.1%
1,150,000 (a),(b) DK Trust, (TSFR1M + 1.843%)
5 .577 08/15/37 1,154
3,700,000 (a),(b) DK Trust, (TSFR1M + 1.593%)
5 .943 08/15/37 3,712
TOTAL OTHER MORTGAGE BACKED 4,866
U.S. TREASURY SECURITIES - 89.9%
82,248,225 (d) United States Treasury Inflation Indexed Bonds
0 .625 01/15/26 82,055
15,460,582 (d) United States Treasury Inflation Indexed Bonds
2 .000 01/15/26 15,432
60,646,298 (d) United States Treasury Inflation Indexed Bonds
0 .125 04/15/26 60,118
5,981,438 (d) United States Treasury Inflation Indexed Bonds
0 .125 07/15/26 5,946
192,738,753 (d) United States Treasury Inflation Indexed Bonds
0 .125 10/15/26 190,947
181,282,870 (d) United States Treasury Inflation Indexed Bonds
0 .375 01/15/27 179,041
133,934,772 (d) United States Treasury Inflation Indexed Bonds
2 .375 01/15/27 135,001
166,510,528 (d) United States Treasury Inflation Indexed Bonds
0 .125 04/15/27 163,485
141,081,760 (d) United States Treasury Inflation Indexed Bonds
0 .375 07/15/27 139,434
148,375,800 (d) United States Treasury Inflation Indexed Bonds
1 .625 10/15/27 149,486
254,084,600 (d) United States Treasury Inflation Indexed Bonds
0 .500 01/15/28 249,596
190,221,840 (d) United States Treasury Inflation Indexed Bonds
1 .750 01/15/28 191,601
215,676,928 (d) United States Treasury Inflation Indexed Bonds
1 .250 04/15/28 214,795
136,328,393 (d) United States Treasury Inflation Indexed Bonds
3 .625 04/15/28 143,015
121,532,648 (d) United States Treasury Inflation Indexed Bonds
0 .750 07/15/28 120,076
60,163,536 (d) United States Treasury Inflation Indexed Bonds
2 .375 10/15/28 61,954
295,919,595 (d) United States Treasury Inflation Indexed Bonds
0 .875 01/15/29 291,315
148,458,497 (d) United States Treasury Inflation Indexed Bonds
2 .500 01/15/29 153,219
390,840,906 (d) United States Treasury Inflation Indexed Bonds
2 .125 04/15/29 399,077
54,146,323 (d) United States Treasury Inflation Indexed Bonds
3 .875 04/15/29 58,319
248,199,900 (d) United States Treasury Inflation Indexed Bonds
0 .250 07/15/29 239,113
151,305,643 (d) United States Treasury Inflation Indexed Bonds
1 .625 10/15/29 152,790
299,434,740 (d) United States Treasury Inflation Indexed Bonds
0 .125 01/15/30 283,982
320,551,460 (d) United States Treasury Inflation Indexed Bonds
1 .625 04/15/30 322,123
174,585,327 (d) United States Treasury Inflation Indexed Bonds
0 .125 07/15/30 164,753
56,909,206 (d) United States Treasury Inflation Indexed Bonds
1 .125 10/15/30 56,037
335,056,277 (d) United States Treasury Inflation Indexed Bonds
0 .125 01/15/31 312,304
304,247,500 (d) United States Treasury Inflation Indexed Bonds
0 .125 07/15/31 281,883
161,474,923 (d) United States Treasury Inflation Indexed Bonds
0 .125 01/15/32 147,537
50,625,024 (d) United States Treasury Inflation Indexed Bonds
3 .375 04/15/32 55,875
272,071,968 (d) United States Treasury Inflation Indexed Bonds
0 .625 07/15/32 255,229
360,990,575 (d) United States Treasury Inflation Indexed Bonds
1 .125 01/15/33 346,356
280,094,773 (d) United States Treasury Inflation Indexed Bonds
1 .375 07/15/33 272,998
437,516,648 (d) United States Treasury Inflation Indexed Bonds
1 .750 01/15/34 435,009
347,437,012 (d) United States Treasury Inflation Indexed Bonds
1 .875 07/15/34 348,804
382,312,563 (d) United States Treasury Inflation Indexed Bonds
2 .125 01/15/35 389,062
310,299,119 (d) United States Treasury Inflation Indexed Bonds
1 .875 07/15/35 309,468
TOTAL U.S. TREASURY SECURITIES 7,377,235
TOTAL GOVERNMENT BONDS
(Cost $7,637,956) 7,539,809
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.1%
475,737 Invesco Senior Loan ETF 9,990
TOTAL INVESTMENT COMPANIES
(Cost $10,002) 9,990
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.5%
ASSET BACKED - 1.6%
4,925,000 CNH Equipment Trust, Series 2024 C
4 .030 01/15/30 4,941
2,880,000 (b) DB Master Finance LLC, Series 2021 1A
2 .045 11/20/51 2,825
5,664,000 (b) DB Master Finance LLC, Series 2021 1A
2 .493 11/20/51 5,360
4,224,000 (b) DB Master Finance LLC, Series 2021 1A
2 .791 11/20/51 3,761
14,055,000 Ford Credit Auto Owner Trust, Series 2024 C
4 .070 07/15/29 14,099

Inflation-Linked Bond

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 18,000,000 (b) Ford Credit Auto Owner Trust, Series 2024 1
4 .870% 08/15/36 $ 18,459
9,900,000 GM Financial Consumer Automobile Receivables Trust, Series 2024 4
4 .400 08/16/29 9,974
2,867,985 (b),(e) Industrial DPR Funding Ltd, Series 2022 1A
5 .380 04/15/34 2,606
1,865,316 (b) MVW LLC, Series 2021 2A
1 .830 05/20/39 1,778
5,518,457 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A
2 .380 11/20/51 5,029
3,808,062 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A
2 .790 02/22/49 3,207
16,425,000 (b) Tesla Auto Lease Trust, Series 2024 B
4 .820 10/20/27 16,492
18,650,000 Toyota Auto Receivables Owner Trust, Series 2024 D
4 .400 06/15/29 18,780
25,000,000 (b) Verizon Master Trust Series, Series 2024 5
5 .000 06/21/32 25,767
TOTAL ASSET BACKED 133,078
OTHER MORTGAGE BACKED - 1.9%
5,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP
5 .500 06/15/35 5,016
3,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP
6 .750 06/15/35 3,012
3,285,000 (b) BBCMS Trust, Series 2015 SRCH
4 .197 08/10/35 3,236
2,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2
4 .292 02/15/51 1,555
12,600,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2
5 .062 10/15/38 12,596
5,277,870 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.385%), Series 2021 CIP
5 .135 12/15/38 5,274
4,549,573 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5
5 .142 03/15/41 4,557
1,855,952 (a),(b) BX Trust, (TSFR1M + 1.501%), Series 2021 SDMF
6 .598 09/15/34 1,850
2,000,000 (a),(b) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP
5 .590 01/17/39 1,999
706,540 (b) COMM Mortgage Trust, Series 2013 CR6
3 .397 03/10/46 701
1,758,053 (a) COMM Mortgage Trust, Series 2014 CR14
3 .792 02/10/47 1,721
5,130,062 COMM Mortgage Trust, Series 2014 CR17
4 .377 05/10/47 4,993
1,939,789 (a) COMM Mortgage Trust, Series 2015 CR26
4 .613 10/10/48 1,916
150,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8 .206 05/25/42 156
4,500,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
8 .624 09/25/42 4,774
10,855,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8 .106 12/25/42 11,349
2,949,000 DBJPMortgage Trust, Series 2016 C1
3 .539 05/10/49 2,923
11,000,000 (b) GM Financial Revolving Receivables Trust, Series 2024 1
4 .980 12/11/36 11,312
5,000,000 (a),(b) INTOWN Mortgage Trust, (TSFR1M + 2.250%), Series 2025 STAY
6 .500 03/15/42 5,016
2,000,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN
3 .620 01/16/37 940
2,391,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.064%), Series 2021
MHC 5 .815 04/15/38 2,393
2,200,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23
4 .536 09/15/47 2,140
5,750,000 (a),(b) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19
5 .223 05/18/42 5,768
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2 .718 12/15/36 1,883
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2 .718 12/15/36 1,788
8,497,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL
5 .157 03/15/39 8,495
6,555,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 2.943%), Series 2022 LPFL
7 .773 03/15/39 6,562
2,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6 .430 07/15/36 2,162
2,000,000 (a),(b) NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV
6 .041 08/15/29 2,005
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF
4 .745 07/15/38 1,890
2,100,000 (a),(b) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP
5 .250 09/15/42 2,107
7,325,417 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND
6 .150 02/15/39 7,349
5,000,000 (a),(b) TX Trust, (TSFR1M + 1.591%), Series 2024 HOU
5 .341 06/15/39 5,009
7,165,000 UBS Commercial Mortgage Trust, Series 2017 C1
4 .036 06/15/50 6,875
5,933,278 (a),(b) Verus Securitization Trust, Series 2021 7
2 .240 10/25/66 5,253
4,400,000 (a),(b) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP
5 .100 08/15/42 4,404
1,951,000 (a) WFRBS Commercial Mortgage Trust, Series 2013 C11
4 .011 03/15/45 1,893
TOTAL OTHER MORTGAGE BACKED 152,872
TOTAL STRUCTURED ASSETS
(Cost $289,063) 285,950
TOTAL LONG-TERM INVESTMENTS
(Cost $8,131,649) 8,032,363
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
2,311,809 (f) State Street Navigator Securities Lending Government Money Market Portfolio 3.830  (g) 2,312
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,312) 2,312

Cost amounts are in thousands.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 21,740,000 (h) Fixed Income Clearing Corporation 3 .810% 01/02/26 $ 21,740
TOTAL REPURCHASE AGREEMENT 21,740
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,740) 21,740
TOTAL INVESTMENTS - 98.2%
(Cost $8,155,701) 8,056,415
OTHER ASSETS & LIABILITIES, NET - 1.8% 147,264
NET ASSETS - 100.0% $8,203,679
ETF Exchange Traded Fund
REMIC Real Estate Mortgage Investment Conduit
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $382,988,509 or 4.8% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,204,553.
(d) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $21,744,602 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
4.375% and maturity date 12/31/29, valued at $22,174,875.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,166 03/20/26   $ 131,244 $ 131,102 $ (142)
U.S. Treasury 5-Year Note 1,635 03/31/26 178,893 178,713 (180)
Total 2,801  $ 310,137  $ 309,815  $ (322)

Responsible Balanced
Portfolio of Investments December 31, 2025

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.3%
BANK LOAN OBLIGATIONS - 0.1%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/26 $0^
TOTAL CAPITAL GOODS   0^
UTILITIES - 0.1%
10,917,058 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 5.672 05/30/29 10,944
4,676,500 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 5.716 04/30/31 4,639
TOTAL UTILITIES 15,583
TOTAL BANK LOAN OBLIGATIONS
(Cost $15,924) 15,583
SHARES DESCRIPTION VALUE (000)
COMMON STOCKS - 60.0%
AUTOMOBILES & COMPONENTS - 0.4%
116,765 (d) Aptiv plc 8,885
187,837 Bayerische Motoren Werke AG. 20,368
739,800 Bridgestone Corp 16,645
416,728 Cie Generale des Etablissements Michelin S.C.A 13,813
671,100 Isuzu Motors Ltd 10,474
22,944 (d),(e) Rivian Automotive, Inc 452
1,085,269 (e) Yamaha Motor Co Ltd 8,049
TOTAL AUTOMOBILES & COMPONENTS 78,686
BANKS - 3.7%
1,061,142 Australia and New Zealand Banking Group 25,656
1,770,711 Banco Bilbao Vizcaya Argentaria S.A. 41,536
853,140 Bank Hapoalim Ltd 19,296
3,182,257 BOC Hong Kong Holdings Ltd 16,150
987,565 Citigroup, Inc 115,239
1,366 Citizens Financial Group, Inc 80
433,921 Commonwealth Bank of Australia 46,316
1,207,500 Concordia Financial Group Ltd 9,982
598,145 DNB Bank ASA 16,665
174,759 Erste Bank der Oesterreichischen Sparkassen AG. 20,955
4,352,653 HSBC Holdings plc 68,493
4,896,209 Intesa Sanpaolo S.p.A. 33,833
669,741 JPMorgan Chase & Co 215,804
144,366 KBC Groep NV 18,802
855,621 Mizuho Financial Group, Inc 31,225
1,532,867 Oversea-Chinese Banking Corp 23,550
2,518 PNC Financial Services Group, Inc 526
11,713 Regions Financial Corp 317
313,206 Societe Generale 25,214
1,047,295 Standard Chartered plc 25,554
1,128,800 Sumitomo Mitsui Financial Group, Inc 36,304
1,128,265 Svenska Handelsbanken AB 16,346
8,538 Truist Financial Corp 420
TOTAL BANKS 808,263
CAPITAL GOODS - 6.3%
3,206 3M Co 513
482,066 ABB Ltd 35,537
183,196 ACS Actividades de Construccion y Servicios S.A. 18,185
124,509 AerCap Holdings NV 17,899
234,229 Alfa Laval AB 11,745
405,655 Alstom RGPT 11,968
241,429 Ashtead Group plc 16,460
491,074 Assa Abloy AB 18,971
978,479 Atlas Copco AB 15,643
1,165,404 Atlas Copco AB 20,747
75,538 (d) Axon Enterprise, Inc 42,900
222,654 Bouygues S.A. 11,575

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
183,980 Bunzl plc $ 5,137
12,267 Carrier Global Corp 648
227,038 Caterpillar, Inc 130,063
17,300 CNH Industrial NV 160
3,787 Cummins, Inc 1,933
375,800 Daifuku Co Ltd 11,829
115,200 (d) Daikin Industries Ltd 14,733
115,536 DCC plc 7,198
137,795 Deere & Co 64,153
396 Dover Corp 77
245,911 Eaton Corp plc 78,325
81,542 Eiffage S.A. 11,683
87,215 Epiroc AB 1,755
141,727 Epiroc AB 3,195
572,455 (d) Fanuc Ltd 22,278
3,164 Fastenal Co 127
576 Ferguson Enterprises, Inc 128
1,880 Fortive Corp 104
136,329 GE Vernova, Inc 89,101
180,487 GEA Group AG. 12,198
9,137 Geberit AG. 7,096
2,855 Graco, Inc 234
386 IDEX Corp 69
289,143 Illinois Tool Works, Inc 71,216
606,640 Ingersoll Rand, Inc 48,058
780,300 (d) Ishikawajima-Harima Heavy Industries Co Ltd 13,718
6,519 Johnson Controls International plc 781
1,751,970 Keppel Corp Ltd 14,085
144,706 Kingspan Group plc 12,469
85,003 Knorr-Bremse AG. 9,430
518,900 Komatsu Ltd 16,466
1,107,300 Kubota Corp 15,691
118,642 Legrand S.A. 17,638
729,018 Metso Outotec Oyj 12,684
839,100 Mitsubishi Electric Corp 24,466
707,700 Nidec Corp 9,609
160,100 (d) Obayashi Corp 3,351
386 Owens Corning, Inc 43
61,695 Parker-Hannifin Corp 54,227
455 Pentair plc 47
163,977 Prysmian S.p.A. 16,358
187,850 Quanta Services, Inc 79,284
262,284 Rexel S.A. 10,287
957 Rockwell Automation, Inc 372
586,535 Sandvik AB 18,946
149,442 Schneider Electric S.A. 40,884
41,500 (d) Sekisui Chemical Co Ltd 698
194,673 Siemens AG. 54,523
398,959 Smiths Group plc 12,619
475,500 Swire Pacific Ltd (Class A) 3,833
76,695 Trane Technologies plc 29,850
716 United Rentals, Inc 579
22,190 (e),(f) VAT Group AG. 10,653
744,037 Vestas Wind Systems A.S. 20,124
28,620 W.W. Grainger, Inc 28,879
499,347 Wartsila Oyj (B Shares) 17,679
108,500 Xylem, Inc 14,776
TOTAL CAPITAL GOODS 1,368,690
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
273,898 Automatic Data Processing, Inc 70,455
931,069 Brambles Ltd 14,218
2,380 Broadridge Financial Solutions, Inc 531

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
249,071 Bureau Veritas S.A. $ 7,924
483,397 Computershare Ltd 10,955
740,088 (d) Copart, Inc 28,974
217,428 Dai Nippon Printing Co Ltd 3,743
87,532 (e) Paychex, Inc 9,819
45,233 Randstad Holdings NV 1,717
458,300 Recruit Holdings Co Ltd 25,753
554,861 RELX plc 22,354
138,042 (d) Secom Co Ltd 4,905
62,514 SGS S.A. 7,171
1,371 TransUnion 118
1,081 Veralto Corp 108
81,027 Wolters Kluwer NV 8,392
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 217,137
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%
93 (d) Autozone, Inc 316
184 (d) Burlington Stores, Inc 53
1,212 (d) Carvana Co 512
25,834 Dieteren S.A. 4,653
771,488 eBay, Inc 67,197
65,300 (d) Fast Retailing Co Ltd 23,677
679 Genuine Parts Co 84
54,291 (e) Hennes & Mauritz AB (B Shares) 1,088
328,591 Home Depot, Inc 113,068
404,429 Industria de Diseno Textil S.A. 26,678
1,505,698 Kingfisher plc 6,338
141,283 (e) Lowe's Cos, Inc 34,072
342 (d) Mercadolibre, Inc 689
435,378 Prosus NV 26,958
764,700 (d) Rakuten, Inc 4,900
679,919 TJX Cos, Inc 104,442
4,840 Tractor Supply Co 242
30 (d) Ulta Beauty, Inc 18
404,510 Wesfarmers Ltd 21,792
1,624 Williams-Sonoma, Inc 290
100,912 (d),(f) Zalando SE 2,978
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 440,045
CONSUMER DURABLES & APPAREL - 0.7%
66,177 Adidas-Salomon AG. 13,095
476,600 Asics Corp 11,441
519,680 Barratt Developments plc 2,670
91,446 (d) Deckers Outdoor Corp 9,480
2,369 DR Horton, Inc 341
9,528 Hermes International 23,657
47,470 Kering 16,588
520 (d) Lululemon Athletica, Inc 108
171,437 Moncler S.p.A 10,958
10 (d) NVR, Inc 73
1,495,500 Panasonic Corp 19,388
714 Pulte Homes, Inc 84
89,500 Sekisui House Ltd 1,997
1,666,800 Sony Corp 42,755
TOTAL CONSUMER DURABLES & APPAREL 152,635
CONSUMER SERVICES - 2.0%
223,779 Amadeus IT Holding S.A. 16,562
17,598 Booking Holdings, Inc 94,243
603,320 Compass Group plc 19,116
1,439 Darden Restaurants, Inc 265
152,286 (d) DoorDash, Inc 34,490
128,468 Expedia Group, Inc 36,396
287,735 McDonald's Corp 87,940
552,200 Oriental Land Co Ltd 10,216

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
660,083 Pearson plc $ 9,333
201,497 Royal Caribbean Cruises Ltd 56,202
580,026 Starbucks Corp 48,844
207,157 Whitbread plc 7,100
3,316 Yum! Brands, Inc 502
TOTAL CONSUMER SERVICES 421,209
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
660,000 (d) Aeon Co Ltd 10,426
637,964 Carrefour S.A. 10,645
938,193 Coles Group Ltd 13,410
2,001 (d) Dollar Tree, Inc 246
1,934,483 J Sainsbury plc 8,475
24,505 (d),(e) Kesko Oyj (B Shares) 553
422,978 Koninklijke Ahold Delhaize NV 17,345
6,319 Kroger Co 395
1,136,620 Marks & Spencer Group plc 5,058
354,252 Target Corp 34,628
3,397,663 Tesco plc 20,205
612,941 Woolworths Ltd 11,992
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 133,378
ENERGY - 0.7%
1,577,778 Baker Hughes Co 71,852
6,504 Cheniere Energy, Inc 1,264
1,124 Halliburton Co 32
508,413 Neste Oil Oyj 11,502
849,567 (e) ONEOK, Inc 62,443
TOTAL ENERGY 147,093
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
2,351 American Tower Corp 413
817 (e) Boston Properties, Inc 55
1,190 Crown Castle, Inc 106
87,844 Equinix, Inc 67,303
65,487 Fonciere Des Regions 4,347
53,066 Gecina S.A. 5,040
692,525 Goodman Group 14,251
138,015 Iron Mountain, Inc 11,448
648,606 Prologis, Inc 82,801
475,164 Segro plc 4,603
169,197 Stockland Trust Group 645
135,860 Unibail-Rodamco-Westfield 14,774
509,282 Welltower, Inc 94,528
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 300,314
FINANCIAL SERVICES - 5.8%
406,239 3i Group plc 17,813
294,878 American Express Co 109,090
104,256 Ameriprise Financial, Inc 51,121
6,128 Annaly Capital Management, Inc 137
58,468 (e) Australian Stock Exchange Ltd 2,002
550,943 Bank of New York Mellon Corp 63,959
1,580,900 (d) Daiwa Securities Group, Inc 13,855
73,159 Deutsche Boerse AG. 19,228
383,171 (e) EQT AB 14,969
80 Factset Research Systems, Inc 23
1,680 Fidelity National Information Services, Inc 112
138,272 Goldman Sachs Group, Inc 121,541
449,346 Hong Kong Exchanges and Clearing Ltd 23,510
161,867 London Stock Exchange Group plc 19,471
144,400 Macquarie Group Ltd 19,513
255,719 Mastercard, Inc (Class A) 145,985
159,983 Moody's Corp 81,727
638,104 Morgan Stanley 113,282
190,828 Nasdaq Stock Market, Inc 18,535

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
2,207,400 (d) Nomura Holdings, Inc $ 18,389
542,601 PayPal Holdings, Inc 31,677
178,862 S&P Global, Inc 93,471
929,630 Schroders plc 5,082
1,652,000 (d) Sony Financial Holdings, Inc 1,751
551,023 Synchrony Financial 45,972
924,879 UBS Group AG 42,706
479,990 Visa, Inc (Class A) 168,337
TOTAL FINANCIAL SERVICES 1,243,258
FOOD, BEVERAGE & TOBACCO - 1.6%
581,526 Ajinomoto Co, Inc 12,294
3,327 Archer-Daniels-Midland Co 191
339,066 Associated British Foods plc 9,685
2,612 (e) Barry Callebaut AG. 4,270
1,758 Bunge Global S.A. 157
1,161,010 Coca-Cola Co 81,166
148,969 Coca-Cola Europacific Partners plc 13,512
228,053 Coca-Cola HBC AG. 11,798
242,693 Danone 21,891
5,927 (e) General Mills, Inc 276
5,201 Hormel Foods Corp 123
119,727 Kerry Group plc (Class A) 10,941
2,155 Keurig Dr Pepper, Inc 60
245,500 (d) Kikkoman Corp 2,229
16,685 Kraft Heinz Co 405
126,148 (d) Magnum Ice Cream Co NV 2,002
2,818 McCormick & Co, Inc 192
552,521 Mowi ASA 13,291
616,115 Nestle S.A. 61,155
799,409 Orkla ASA 8,902
644,066 PepsiCo, Inc 92,436
2,246,314 Wilmar International Ltd 5,372
TOTAL FOOD, BEVERAGE & TOBACCO 352,348
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
198,511 Alcon, Inc 15,708
432 AmerisourceBergen Corp 146
1,659 Cigna Group 457
26,274 Cochlear Ltd 4,562
31,854 Coloplast A.S. 2,731
155,081 (d) Cooper Cos, Inc 12,710
491,029 (d) Edwards Lifesciences Corp 41,860
671 Elevance Health, Inc 235
92,919 Essilor International S.A. 29,381
158,435 HCA, Inc 73,967
4,376 (d) Hologic, Inc 326
136,500 (d) Hoya Corp 20,703
90,649 (d) IDEXX Laboratories, Inc 61,327
41,893 (d) Insulet Corp 11,908
543 Labcorp Holdings, Inc 136
34,742 McKesson Corp 28,498
4,292 (d) Solventum Corp 340
27,121 (e) STERIS plc 6,876
3,897 Zimmer Biomet Holdings, Inc 350
TOTAL HEALTH CARE EQUIPMENT & SERVICES 312,221
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
2,111 (e) Church & Dwight Co, Inc 177
171,731 Essity AB 4,937
121,258 Henkel KGaA 9,228
135,869 Henkel KGaA (Preference) 11,085
1,125 Kimberly-Clark Corp 114
53,344 L'Oreal S.A. 22,901
791,605 Procter & Gamble Co 113,445

SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
273,131 Reckitt Benckiser Group plc $ 22,102
6,300 Uni-Charm Corp 36
560,658 Unilever plc 36,632
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 220,657
INSURANCE - 2.5%
31,054 Admiral Group plc 1,329
1,550,449 Aegon NV 12,057
104,277 Allianz AG. 48,215
462,838 Assicurazioni Generali S.p.A. 19,341
1,815,795 Aviva plc 16,696
589,241 AXA S.A. 28,272
240,555 Gjensidige Forsikring ASA 7,190
19,606 Hartford Financial Services Group, Inc 2,702
2,025,228 Insurance Australia Group Ltd 10,748
4,150,908 Legal & General Group plc 14,610
239,212 Marsh & McLennan Cos, Inc 44,379
216,342 NN Group NV 16,690
824,080 Phoenix Group Holdings plc 8,158
328,774 Progressive Corp 74,868
4,019 Prudential Financial, Inc 454
980,321 QBE Insurance Group Ltd 12,979
1,457,682 Sampo Oyj 17,636
525,800 Sompo Holdings, Inc 17,847
966,798 Suncorp-Metway Ltd 11,349
15,508 Swiss Life Holding 17,863
120,430 Swiss Re AG. 20,062
627,500 Tokio Marine Holdings, Inc 23,196
258,592 Travelers Cos, Inc 75,007
44,517 Zurich Insurance Group AG 33,686
TOTAL INSURANCE 535,334
MATERIALS - 1.7%
64,451 Akzo Nobel NV 4,484
4,235 Amcor plc 35
416,970 Antofagasta plc 18,316
476,300 (d) Asahi Kasei Corp 4,234
1,098 Avery Dennison Corp 200
1,862 Ball Corp 99
314,854 Boliden AB 17,442
106,265 DSM-Firmenich AG. 8,572
290,896 Ecolab, Inc 76,366
742,354 Evolution Mining Ltd 6,213
301,254 Evonik Industries AG. 4,701
1,232,191 Fortescue Metals Group Ltd 18,018
3,898 Givaudan S.A. 15,421
3,900 International Flavors & Fragrances, Inc 263
393,663 International Paper Co 15,506
7,539 LyondellBasell Industries NV 326
983,413 Newmont Goldcorp Corp 98,194
504,200 (e) Nippon Paint Co Ltd 3,376
637,600 Nitto Denko Corp 15,181
110,452 Novozymes A.S. 7,067
653 PPG Industries, Inc 67
59,516 Sika AG. 12,083
3,310 Steel Dynamics, Inc 561
685,268 (e) Stora Enso Oyj (R Shares) 8,556
297,200 Sumitomo Metal Mining Co Ltd 11,901
62,840 Svenska Cellulosa AB (B Shares) 833
1,637,200 (d) Toray Industries, Inc 10,674
463,295 UPM-Kymmene Oyj 13,394
TOTAL MATERIALS 372,083
MEDIA & ENTERTAINMENT - 1.9%
25,664 (d),(f) Auto Trader Group plc 202

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
11,025 carsales.com Ltd $ 226
736 (d),(e) Charter Communications, Inc 154
234,010 (e) Comcast Corp (Class A) 6,994
285,537 Electronic Arts, Inc 58,344
1,105,758 Informa plc 13,120
3,576 (d) Liberty Media Corp-Liberty Formula One (Class C) 352
264,065 (d),(e) Live Nation, Inc 37,629
1,262,572 (d) Netflix, Inc 118,379
649,061 News Corp (Class A) 16,953
213,400 Nintendo Co Ltd 14,408
17,331 (d) Pinterest, Inc 449
140,135 Publicis Groupe S.A. 14,553
25,270 REA Group Ltd 3,080
9,208 (d) ROBLOX Corp 746
2,189 (f) Scout24 SE 220
47,812 (d) Spotify Technology S.A. 27,765
293,226 (d) Take-Two Interactive Software, Inc 75,075
497,540 Universal Music Group NV 12,971
2,528,425 (d) Z Holdings Corp 6,728
TOTAL MEDIA & ENTERTAINMENT 408,348
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.2%
1,519 AbbVie, Inc 347
62,829 Agilent Technologies, Inc 8,549
244 (d) Alnylam Pharmaceuticals, Inc 97
264,930 Amgen, Inc 86,714
19,790 (d) Argenx SE 16,694
858,426 Astellas Pharma, Inc 11,425
295,144 AstraZeneca plc 54,619
397 (d) Biogen, Inc 70
279,783 Bristol-Myers Squibb Co 15,092
146,033 CSL Ltd 16,806
676,747 Daiichi Sankyo Co Ltd, Reg S 14,370
433,815 Danaher Corp 99,309
117,600 (d) Eisai Co Ltd 3,492
216,561 Eli Lilly & Co 232,734
157,207 Eurofins Scientific SE 11,496
33,445 (d) Genmab AS 10,367
477,706 Gilead Sciences, Inc 58,634
2,379 (d) IQVIA Holdings, Inc 536
28,632 Lonza Group AG. 19,304
107,185 Merck KGaA 15,298
130 (d) Mettler-Toledo International, Inc 181
466,833 Novartis AG. 64,328
748,589 Novo Nordisk A.S. 37,967
1,172 Regeneron Pharmaceuticals, Inc 905
31,149 Sartorius AG. 8,970
166,129 (d) Vertex Pharmaceuticals, Inc 75,316
303 (d) Waters Corp 115
37,775 West Pharmaceutical Services, Inc 10,393
278,613 Zoetis, Inc 35,055
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 909,183
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
356,109 (d) CBRE Group, Inc 57,259
383,400 Daiwa House Industry Co Ltd 12,736
67,880 LEG Immobilien SE 4,951
737,672 Mitsubishi Estate Co Ltd 17,922
1,531,051 Mitsui Fudosan Co Ltd 17,399
4,338,000 Sino Land Co 5,708
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 115,975
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.9%
562,060 (d) Advanced Micro Devices, Inc 120,371
232,292 Advantest Corp 29,373

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
474,266 Applied Materials, Inc $ 121,882
89,510 ASML Holding NV 96,449
595,457 Broadcom, Inc 206,088
55,215 (d) First Solar, Inc 14,424
1,420,671 (d) Intel Corp 52,423
751,229 Lam Research Corp 128,595
6,475 Marvell Technology, Inc 550
4,321,568 Nvidia Corp 805,972
129,550 NXP Semiconductors NV 28,120
1,252,008 (d) Renesas Electronics Corp 17,148
377,487 Texas Instruments, Inc 65,490
143,524 (d) Tokyo Electron Ltd 31,967
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,718,852
SOFTWARE & SERVICES - 7.7%
350,933 Accenture plc 94,155
209,428 (d) Adobe, Inc 73,298
4,265 (d) Akamai Technologies, Inc 372
254,162 (d) Autodesk, Inc 75,234
200,608 (d) Cadence Design Systems, Inc 62,706
377,865 Dassault Systemes SE 10,557
813,300 Fujitsu Ltd 22,352
126,797 (d) Gartner, Inc 31,988
4,126 (d) GoDaddy, Inc 512
724 (d) HubSpot, Inc 290
405,168 International Business Machines Corp 120,015
134,840 Intuit, Inc 89,321
1,335,833 Microsoft Corp 646,036
2,370 (d) MongoDB, Inc 995
602,405 NEC Corp 20,383
221,000 (d) Nomura Research Institute Ltd 8,410
54,068 (d) PTC, Inc 9,419
396,833 Salesforce, Inc 105,125
249,147 SAP AG. 60,535
507,355 (d) ServiceNow, Inc 77,722
129,629 (d) Synopsys, Inc 60,889
447,309 (d) Trade Desk, Inc 16,980
4,420 (d) Twilio, Inc 629
43,142 (e) WiseTech Global Ltd 1,961
283,141 (d) Workday, Inc 60,813
73,181 (d) Xero Ltd 5,544
TOTAL SOFTWARE & SERVICES 1,656,241
TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
670,823 (d) Arista Networks, Inc 87,898
1,587,477 Cisco Systems, Inc 122,283
695,900 FUJIFILM Holdings Corp 14,766
2,235,247 Hewlett Packard Enterprise Co 53,691
1,600,040 HP, Inc 35,649
293,188 (d) Keysight Technologies, Inc 59,573
98,581 Seagate Technology Holdings plc 27,148
55 (d) Shimadzu Corp 1
405,581 (d) Trimble Inc 31,777
554,436 Western Digital Corp 95,513
164,232 (d) Yokogawa Electric Corp 5,267
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 533,566
TELECOMMUNICATION SERVICES - 1.0%
5,373,522 BT Group plc 13,312
318,015 (f) Cellnex Telecom S.A. 10,241
1,165,764 KDDI Corp 20,177
875,467 Koninklijke KPN NV 4,091
12,526,800 (d) SoftBank Corp 17,199
1,055,380 Softbank Group Corp 29,607
13,591 Swisscom AG. 9,872

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
725,943 Telenor ASA $ 10,558
2,055,997 (d) TeliaSonera AB 8,787
4,204,466 Telstra Corp Ltd 13,642
1,624,837 Verizon Communications, Inc 66,180
14,046,043 Vodafone Group plc 18,723
TOTAL TELECOMMUNICATION SERVICES 222,389
TRANSPORTATION - 0.8%
1,976,681 Auckland International Airport Ltd 9,480
363 CH Robinson Worldwide, Inc 58
835,878 CSX Corp 30,301
85,174 DSV AS 21,452
627,400 (d) East Japan Railway Co 16,536
450 Expeditors International Washington, Inc 67
2,655,037 (d) Grab Holdings Ltd 13,249
176,000 (d) Hankyu Hanshin Holdings, Inc 4,426
1,288 JB Hunt Transport Services, Inc 250
36,480 Kuehne & Nagel International AG. 7,823
1,869,364 (e) MTR Corp 7,160
206,378 Old Dominion Freight Line 32,360
30,400 (d) Tokyu Corp 355
1,700,973 Transurban Group 16,097
2,947 Union Pacific Corp 682
257,300 (d) West Japan Railway Co 5,127
TOTAL TRANSPORTATION 165,423
UTILITIES - 0.7%
752 (e) American Water Works Co, Inc 98
7,380 Consolidated Edison, Inc 733
106,654 (d) Edison International 6,401
3,089,599 Energias de Portugal S.A. 14,230
4,761 Essential Utilities, Inc 183
49,944 Eversource Energy 3,363
1,112,130 Exelon Corp 48,478
1,806,177 Iberdrola S.A. 39,110
762,455 Meridian Energy Ltd 2,462
1,675,124 National Grid plc 25,694
592,038 Orsted AS 11,302
166,783 Redeia Corp S.A. 2,973
TOTAL UTILITIES 155,027
TOTAL COMMON STOCKS
(Cost $9,370,742) 12,988,355
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 12.5%
AUTOMOBILES & COMPONENTS - 0.1%
$ 2,025,000 Toyota Motor Corp
4.450% 06/30/30 2,050
10,727,000 Toyota Motor Credit Corp
2.150 02/13/30 9,950
2,260,000 (f) ZF North America Capital, Inc
6.875 04/14/28 2,306
4,980,000 (f) ZF North America Capital, Inc
7.125 04/14/30 5,018
TOTAL AUTOMOBILES & COMPONENTS 19,324
BANKS - 2.1%
6,925,000 (f) Banco Nacional de Comercio Exterior SNC
2.720 08/11/31 6,796
13,000,000 Banco Santander S.A.
5.127 11/06/35 12,995
13,900,000 Bank of ,NV Scotia
6.875 10/27/85 14,251
12,125,000 (g) Bank of America Corp
6.625 N/A 12,634
10,000,000 Bank of Montreal
3.803 12/15/32 9,881
8,875,000 Bank of Montreal
7.700 05/26/84 9,423
15,125,000 Bank of Montreal
6.875 11/26/85 15,563
8,895,000 (e),(g) Bank of New York Mellon Corp
6.300 N/A 9,198
11,350,000 (f) BPCE S.A.
6.293 01/14/36 12,114
16,775,000 Canadian Imperial Bank of Commerce
6.950 01/28/85 17,213
10,075,000 Canadian Imperial Bank of Commerce
7.000 10/28/85 10,503
2,274,000 (c) CitiBank NA, (SOFR + 0.712%)
4.507 11/19/27 2,279

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 12,375,000 CitiBank NA
4.876% 11/19/27 $ 12,464
5,500,000 (e),(g) Citigroup, Inc
6.625 N/A 5,589
4,747,000 (f) Cooperatieve Rabobank UA
1.106 02/24/27 4,726
10,000,000 Credit Agricole Corporate & Investment Bank S.A.
4.570 08/25/30 9,975
5,775,000 (f) Credit Agricole S.A.
5.222 05/27/31 5,929
7,500,000 Deutsche Bank AG.
6.819 11/20/29 7,997
4,950,000 (f) Federation des Caisses Desjardins du Quebec
5.147 11/27/28 5,129
9,125,000 (e),(f) Federation des Caisses Desjardins du Quebec
5.250 04/26/29 9,443
8,300,000 (f) Federation des Caisses Desjardins du Quebec
4.565 08/26/30 8,354
10,050,000 HSBC Holdings plc
5.240 05/13/31 10,354
10,000,000 HSBC Holdings plc
5.874 11/18/35 10,441
4,650,000 HSBC Holdings plc
5.741 09/10/36 4,787
12,500,000 ING Groep NV
5.525 03/25/36 12,981
6,725,000 (g) ING Groep NV
7.000 N/A 7,015
4,000,000 (c) Inter-American Development Bank, (SOFR Compounded Index + 0.300%)
4.093 02/15/29 3,994
4,500,000 Inter-American Development Bank
3.802 11/12/30 4,494
3,650,000 (f) Intesa Sanpaolo S.p.A
6.625 06/20/33 4,017
13,800,000 (f) Intesa Sanpaolo S.p.A
7.200 11/28/33 15,760
15,000,000 (f) Intesa Sanpaolo S.p.A
7.800 11/28/53 18,324
15,193,000 JPMorgan Chase & Co
6.070 10/22/27 15,432
12,575,000 JPMorgan Chase & Co
5.571 04/22/28 12,825
4,500,000 JPMorgan Chase & Co
5.766 04/22/35 4,795
6,575,000 JPMorgan Chase & Co
5.576 07/23/36 6,802
12,475,000 (e),(g) JPMorgan Chase & Co
6.875 N/A 13,230
3,250,000 Lloyds Banking Group plc
6.068 06/13/36 3,417
3,075,000 M&T Bank Corp
4.833 01/16/29 3,124
7,750,000 Morgan Stanley Bank NA
5.504 05/26/28 7,905
3,675,000 Morgan Stanley Private Bank NA
4.734 07/18/31 3,725
13,975,000 Morgan Stanley Private Bank NA
4.465 11/19/31 14,012
3,700,000 (e),(g) NatWest Group plc
8.125 N/A 4,163
5,500,000 (f),(g) Nordea Bank Abp
6.750 N/A 5,647
14,600,000 PNC Bank NA
4.543 05/13/27 14,621
3,375,000 (e),(f) Royal Bank of Canada
1.050 09/14/26 3,311
10,750,000 (e),(f) Royal Bank of Canada
4.851 12/14/26 10,856
22,100,000 Royal Bank of Canada
6.750 08/24/85 22,935
6,100,000 Santander UK Group Holdings plc
5.136 09/22/36 6,084
TOTAL BANKS 447,507
CAPITAL GOODS - 0.2%
10,625,000 Air Lease Corp
5.100 03/01/29 10,787
10,384,000 Conservation Fund
3.474 12/15/29 9,960
8,725,000 Cummins, Inc
5.450 02/20/54 8,597
7,500,000 Deere & Co
5.450 01/16/35 7,909
2,000,000 (e) Johnson Controls International plc
1.750 09/15/30 1,783
1,720,000 Nature Conservancy
2.668 03/01/26 1,717
3,000,000 Nature Conservancy
3.001 03/01/29 2,835
6,200,000 (f) Siemens Funding BV
5.200 05/28/35 6,432
4,376,000 (f) Sociedad de Transmision Austral S.A.
4.000 01/27/32 4,189
TOTAL CAPITAL GOODS 54,209
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
9,500,000 (e) Automatic Data Processing, Inc
1.700 05/15/28 9,073
10,000,000 Automatic Data Processing, Inc
1.250 09/01/30 8,844
8,200,000 (e) Automatic Data Processing, Inc
4.450 09/09/34 8,175
11,875,000 Capital Impact Partners
5.335 08/01/30 12,163
16,195,000 Capital Impact Partners
5.999 08/01/35 16,949
22,770,000 (a) International Bank for Reconstruction & Development
1.093 03/31/32 22,797
15,810,000 Rockefeller Foundation
2.492 10/01/50 9,557
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 87,558
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
3,675,000 AutoNation, Inc
4.450 01/15/29 3,685
5,525,000 Lowe's Cos, Inc
2.800 09/15/41 3,972

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 5,300,000 Lowe's Cos, Inc
5.750% 07/01/53 $ 5,244
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 12,901
CONSUMER SERVICES - 0.3%
1,250,000 Bush Foundation
2.754 10/01/50 774
5,915,000 Enterprise Community Loan Fund, Inc
4.152 11/01/28 5,908
4,000,000 Henry J Kaiser Family Foundation
4.214 12/01/30 4,004
2,250,000 Mary Free Bed Rehabilitation Hospital
3.786 04/01/51 1,591
7,725,000 Massachusetts Higher Education Assistance Corp
2.673 07/01/31 6,826
2,500,000 Massachusetts Institute of Technology
3.959 07/01/38 2,320
10,000,000 Mather Foundation
2.675 10/01/31 8,992
3,500,000 Oberlin College
2.874 10/01/51 2,187
775,000 Salvation Army
5.637 09/01/26 783
21,500,000 Salvation Army
4.528 09/01/48 18,720
5,000,000 Starbucks Corp
4.450 08/15/49 4,135
3,335,000 Trustees of Dartmouth College
4.273 06/01/30 3,364
2,500,000 (f) WK Kellogg Foundation Trust
2.443 10/01/50 1,495
TOTAL CONSUMER SERVICES 61,099
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
2,000,000 (f) Alimentation Couche-Tard, Inc
3.625 05/13/51 1,434
10,625,000 (e) SYSCO Corp
5.750 01/17/29 11,105
13,598,000 SYSCO Corp
2.400 02/15/30 12,655
6,125,000 SYSCO Corp
5.100 09/23/30 6,324
6,000,000 SYSCO Corp
5.400 03/23/35 6,215
18,954,000 Walmart, Inc
1.800 09/22/31 16,890
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 54,623
ENERGY - 1.1%
10,300,000 (f) Amazon Conservation DAC
6.034 01/16/42 10,653
13,500,000 Cheniere Energy Partners LP
4.000 03/01/31 13,146
4,850,000 Cheniere Energy Partners LP
5.950 06/30/33 5,143
19,050,000 (h) CIF Capital Markets Mechanism plc, Reg S
4.750 01/22/28 19,406
8,350,000 ConocoPhillips Co
5.050 09/15/33 8,590
8,875,000 ConocoPhillips Co
5.300 05/15/53 8,268
4,515,000 ConocoPhillips Co
5.550 03/15/54 4,344
6,100,000 Diamondback Energy, Inc
5.550 04/01/35 6,270
3,675,000 EOG Resources, Inc
4.400 01/15/31 3,689
8,125,000 Equinor ASA
2.375 05/22/30 7,562
13,750,000 Equinor ASA
5.125 06/03/35 14,121
7,932,000 Equinor ASA
3.950 05/15/43 6,669
12,450,000 Equinor ASA
3.250 11/18/49 8,678
2,950,000 (e) Kinder Morgan, Inc
5.850 06/01/35 3,120
2,500,000 Magellan Midstream Partners LP
3.950 03/01/50 1,813
6,850,000 MPLX LP
5.500 06/01/34 6,988
16,777,000 (f) New York State Electric & Gas Corp
5.650 08/15/28 17,451
2,000,000 (f) New York State Electric & Gas Corp
5.850 08/15/33 2,121
2,025,000 Occidental Petroleum Corp
6.050 10/01/54 1,937
2,575,000 (f) Raizen Fuels Finance S.A.
6.450 03/05/34 2,100
6,800,000 (f) Raizen Fuels Finance S.A.
6.950 03/05/54 5,185
7,875,000 TotalEnergies Capital S.A.
4.724 09/10/34 7,943
4,350,000 TotalEnergies Capital S.A.
5.488 04/05/54 4,206
14,025,000 TotalEnergies Capital S.A.
5.275 09/10/54 13,178
10,550,000 TotalEnergies Capital S.A.
5.638 04/05/64 10,190
10,850,000 TotalEnergies Capital S.A.
5.425 09/10/64 10,155
9,483,000 Williams Cos, Inc
5.400 03/02/26 9,504
10,000,000 Williams Cos, Inc
5.300 08/15/28 10,295
18,000,000 Woodside Finance Ltd
5.100 09/12/34 17,784
TOTAL ENERGY 240,509
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
2,500,000 ERP Operating LP
4.150 12/01/28 2,512
5,946,000 Host Hotels & Resorts LP
2.900 12/15/31 5,386

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 1,920,000 (f) Starwood Property Trust, Inc
5.250% 10/15/28 $ 1,934
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 9,832
FINANCIAL SERVICES - 1.8%
9,750,000 Bank of Montreal
4.100 12/15/27 9,768
5,000,000 BB Blue Financing DAC
4.395 09/20/29 4,884
10,839,600 BB Blue Financing DAC
4.395 09/20/37 10,509
3,325,000 Brookfield Asset Management Ltd
6.077 09/15/55 3,399
2,250,000 (f) Clearinghouse Community Development Financial Institution
7.000 10/15/30 2,409
9,645,000 Community Preservation Corp
2.867 02/01/30 9,012
1,500,000 (e) Ford Foundation
2.415 06/01/50 893
12,150,000 (e) Ford Foundation
2.815 06/01/70 6,850
2,500,000 Goldman Sachs Group, Inc
4.387 06/15/27 2,504
14,242,000 (f) GPS Blue Financing DAC
5.645 11/09/41 14,147
20,500,000 HA Sustainable Infrastructure Capital, Inc
6.150 01/15/31 21,072
16,362,000 HA Sustainable Infrastructure Capital, Inc
6.375 07/01/34 16,670
9,900,000 HA Sustainable Infrastructure Capital, Inc
6.750 07/15/35 10,343
2,975,000 HA Sustainable Infrastructure Capital, Inc
8.000 06/01/56 3,109
958,000 (f) HAT Holdings I LLC
3.375 06/15/26 952
9,585,000 (f) HAT Holdings I LLC
3.750 09/15/30 8,871
10,000,000 (c) International Finance Corp, (SOFR Compounded Index + 0.270%)
4.166 07/30/27 10,004
6,955,000 Kreditanstalt fuer Wiederaufbau
4.375 02/28/34 7,083
9,875,000 Low Income Investment Fund
3.711 07/01/29 9,518
7,725,000 Mastercard, Inc
1.900 03/15/31 6,930
2,963,000 National Rural Utilities Cooperative Finance Corp
1.350 03/15/31 2,558
12,255,000 National Rural Utilities Cooperative Finance Corp
4.150 12/15/32 11,979
1,925,000 NHP Foundation
5.850 12/01/28 2,004
4,850,000 NHP Foundation
6.000 12/01/33 5,202
16,475,000 Private Export Funding Corp
1.400 07/15/28 15,547
13,500,000 Private Export Funding Corp
4.300 12/15/28 13,737
15,240,000 Reinvestment Fund, Inc
3.880 02/15/27 15,058
7,435,000 Reinvestment Fund, Inc
3.930 02/15/28 7,246
4,430,000 (f) Starwood Property Trust, Inc
4.375 01/15/27 4,402
2,800,000 (f) Starwood Property Trust, Inc
7.250 04/01/29 2,957
13,170,000 (f) Starwood Property Trust, Inc
6.000 04/15/30 13,518
6,262,435 Thirax   LLC
1.462 03/07/33 5,672
16,500,000 Toronto-Dominion Bank, Reg S
4.701 06/05/26 16,556
10,250,000 (f) UBS Group AG.
5.428 02/08/30 10,601
9,375,000 (f) UBS Group AG.
5.617 09/13/30 9,788
9,925,000 (f) UBS Group AG.
6.301 09/22/34 10,827
5,700,000 (f),(g) UBS Group AG.
7.000 N/A 5,818
3,375,000 (f),(g) UBS Group AG.
9.250 N/A 3,958
4,050,000 (f),(g) UBS Group AG.
9.250 N/A 4,444
7,500,000 Visa, Inc
1.900 04/15/27 7,346
17,000,000 Visa, Inc
1.100 02/15/31 14,816
15,411,727 (f) WLB Asset II D Pte Ltd
6.500 12/21/26 14,936
9,631,908 (f) WLB Asset VI Pte Ltd
7.250 12/21/27 10,016
6,000,000 (f) WLB Asset VII Pte Ltd
5.880 07/30/29 6,013
9,300,000 (f) Wynnton Funding Trust II
5.991 08/15/55 9,357
TOTAL FINANCIAL SERVICES 383,283
FOOD, BEVERAGE & TOBACCO - 0.2%
3,725,000 Campbell Soup Co
5.200 03/21/29 3,816
10,807,000 (f) Mars, Inc
4.650 04/20/31 11,033
10,000,000 (e),(f) NBM US Holdings, Inc
6.625 08/06/29 10,110
10,000,000 PepsiCo, Inc
3.900 07/18/32 9,828
18,014,000 PepsiCo, Inc
2.875 10/15/49 11,848
TOTAL FOOD, BEVERAGE & TOBACCO 46,635
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,500,000 (f) 180 Medical, Inc
5.300 10/08/35 2,491
12,125,000 (h) International Finance Facility for Immunisation Co, Reg S
4.125 10/29/27 12,221
21,213,000 Kaiser Foundation Hospitals
2.810 06/01/41 15,754
10,540,000 Montefiore Medical Center
2.895 04/20/32 9,438

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 3,170,000 (e) Seattle Children's Hospital
2.719% 10/01/50 $ 1,957
TOTAL HEALTH CARE EQUIPMENT & SERVICES 41,861
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
3,800,000 Ecolab, Inc
4.300 06/15/28 3,840
5,300,000 Procter & Gamble Co
3.000 03/25/30 5,110
12,975,000 Procter & Gamble Co
1.200 10/29/30 11,422
10,875,000 Procter & Gamble Co
4.550 01/29/34 11,043
11,075,000 Unilever Capital Corp
2.000 07/28/26 10,964
12,300,000 Unilever Capital Corp
4.875 09/08/28 12,628
5,523,000 Unilever Capital Corp
2.125 09/06/29 5,189
6,125,000 Unilever Capital Corp
1.375 09/14/30 5,439
8,475,000 Unilever Capital Corp
1.750 08/12/31 7,472
11,600,000 Unilever Capital Corp
4.625 08/12/34 11,681
9,425,000 Unilever Capital Corp
2.625 08/12/51 5,814
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 90,602
INSURANCE - 0.7%
7,850,000 (f) 200 Park Funding Trust
5.740 02/15/55 7,808
14,425,000 (f) Five Corners Funding Trust II
2.850 05/15/30 13,580
5,400,000 MetLife, Inc
6.350 03/15/55 5,695
11,600,000 (f) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5.875 05/23/42 12,112
19,725,000 (f) Omnis Funding Trust
6.722 05/15/55 20,511
EUR 5,300,000 (h) Pacific Life Global Funding II, Reg S
3.125 06/18/31 6,157
10,000,000 Principal Financial Group, Inc
2.125 06/15/30 9,109
4,825,000 (f) Protective Life Corp
4.700 01/15/31 4,840
12,350,000 (f) Protective Life Corp
5.350 12/15/35 12,487
9,850,000 Prudential Financial, Inc
5.200 03/14/35 10,102
2,152,000 Prudential Financial, Inc
3.700 10/01/50 2,002
3,000,000 Travelers Cos, Inc
5.050 07/24/35 3,047
2,650,000 Travelers Cos, Inc
5.700 07/24/55 2,706
14,473,000 (f) USAA Capital Corp
2.125 05/01/30 13,350
18,375,000 (f) Wynnton Funding Trust
5.251 08/15/35 18,493
TOTAL INSURANCE 141,999
MATERIALS - 0.5%
5,000,000 Air Products and Chemicals, Inc
4.850 02/08/34 5,083
2,755,000 (f) Alcoa Nederland Holding BV
7.125 03/15/31 2,927
10,000,000 Amcor Group Finance plc
5.450 05/23/29 10,337
6,550,000 (f) Celulosa Arauco y Constitucion S.A.
4.200 01/29/30 6,253
9,145,000 (f) Celulosa Arauco y Constitucion S.A.
5.150 01/29/50 7,684
9,000,000 (e) Dow Chemical Co
5.150 02/15/34 8,934
8,000,000 Dow Chemical Co
5.600 02/15/54 6,952
11,000,000 (e),(f) FMG Resources August 2006 Pty Ltd
6.125 04/15/32 11,478
9,000,000 (f) Inversiones CMPC S.A.
4.375 04/04/27 8,999
1,210,000 (f) Inversiones CMPC S.A.
6.125 06/23/33 1,242
4,000,000 (f) Klabin Austria GmbH
7.000 04/03/49 4,184
4,000,000 (f) Klabin Finance S.A.
4.875 09/19/27 3,989
1,500,000 (e),(f) LD Celulose International GmbH
7.950 01/26/32 1,563
11,125,000 (e) Nutrien Ltd
5.400 06/21/34 11,476
10,500,000 (e) Smurfit Westrock Financing DAC
5.185 01/15/36 10,575
10,965,000 (f) Star Energy Geothermal Wayang Windu Ltd
6.750 04/24/33 11,301
TOTAL MATERIALS 112,977
MEDIA & ENTERTAINMENT - 0.1%
5,500,000 Alphabet, Inc
1.100 08/15/30 4,848
10,275,000 Asian Infrastructure Investment Bank
4.500 01/16/30 10,564
11,250,000 Comcast Corp
4.650 02/15/33 11,292
TOTAL MEDIA & ENTERTAINMENT 26,704
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,400,000 (e) Eli Lilly & Co
5.550 10/15/55 2,416
2,450,000 Eli Lilly & Co
5.650 10/15/65 2,469
13,619,000 Pfizer, Inc
2.625 04/01/30 12,850

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 5,400,000 Pfizer, Inc
1.750% 08/18/31 $ 4,771
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 22,506
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
4,000,000 Bridge Housing Corp
3.250 07/15/30 3,765
5,625,000 Bridge Housing Corp
5.321 07/15/35 5,622
8,550,000 National Community Renaissance of California
3.270 12/01/32 7,548
9,770,000 Preservation Of Affordable Housing, Inc
4.479 12/01/32 9,310
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 26,245
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc
3.000 06/20/27 14,128
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,128
TELECOMMUNICATION SERVICES - 0.1%
7,250,000 (f) Central American Bank for Economic Integration
4.750 01/24/28 7,369
7,675,000 (e),(f) Turkcell Iletisim Hizmetleri AS.
7.650 01/24/32 8,161
6,425,000 (f) WULF COMPUTE LLC
7.750 10/15/30 6,619
TOTAL TELECOMMUNICATION SERVICES 22,149
TRANSPORTATION - 0.1%
9,475,000 Canadian Pacific Railway Co
3.100 12/02/51 6,286
6,000,000 Norfolk Southern Corp
2.300 05/15/31 5,433
TOTAL TRANSPORTATION 11,719
UTILITIES - 3.6%
8,050,000 (h) Abu Dhabi Future Energy Co Pjsc Masdar, Reg S
4.875 05/21/30 8,189
3,750,000 AES Corp
1.375 01/15/26 3,746
5,704,000 AES Corp
5.450 06/01/28 5,833
8,000,000 (e) AES Corp
2.450 01/15/31 7,253
4,950,000 (f) AIB Group plc
5.320 05/15/31 5,108
3,325,000 (f) AltaGas Ltd
7.200 10/15/54 3,447
12,325,000 Ameren Illinois Co
2.900 06/15/51 7,785
9,325,000 American Water Capital Corp
5.250 03/01/35 9,613
5,750,000 American Water Capital Corp
5.700 09/01/55 5,757
4,500,000 Atlantic City Electric Co
2.300 03/15/31 4,078
13,200,000 Avangrid, Inc
3.800 06/01/29 13,027
CAD 4,125,000 (h) Brookfield Renewable Partners ULC
4.542 10/12/35 3,002
7,050,000 (f) Brooklyn Union Gas Co
4.632 08/05/27 7,092
10,000,000 (f) Brooklyn Union Gas Co
4.866 08/05/32 9,894
EUR 4,400,000 (f) California Buyer Ltd
5.625 02/15/32 5,280
11,560,000 (f) California Buyer Ltd
6.375 02/15/32 11,579
5,300,000 (f) Colbun S.A.
3.150 01/19/32 4,845
1,425,000 (f) Comision Federal de Electricidad
6.450 01/24/35 1,467
17,500,000 Commonwealth Edison Co
2.750 09/01/51 10,732
5,600,000 Connecticut Light and Power Co
4.650 01/01/29 5,704
7,525,000 (f) Consorcio Transmantaro SA
4.700 04/16/34 7,485
6,200,000 Consumers Energy Co
4.600 05/30/29 6,301
12,730,258 (f) Continental Wind LLC
6.000 02/28/33 13,034
2,250,000 (f) ContourGlobal Power Holdings S.A.
6.750 02/28/30 2,320
14,752,000 Dominion Energy, Inc
2.250 08/15/31 13,132
11,750,000 Dominion Energy, Inc
7.000 06/01/54 12,722
11,736,000 DTE Electric Co
3.950 03/01/49 9,215
9,025,000 DTE Electric Co
3.250 04/01/51 6,183
3,000,000 DTE Electric Co
3.650 03/01/52 2,209
3,688,000 Duke Energy Carolinas LLC
2.850 03/15/32 3,377
4,975,000 Duke Energy Carolinas LLC
3.550 03/15/52 3,574
10,000,000 Duke Energy Florida LLC
2.500 12/01/29 9,438
9,699,000 Duke Energy Florida LLC
2.400 12/15/31 8,762
10,000,000 Duke Energy Florida LLC
3.000 12/15/51 6,471
4,000,000 Duke Energy Progress LLC
3.450 03/15/29 3,937
5,276,000 Duke Energy Progress LLC
4.000 04/01/52 4,090
6,375,000 Florida Power & Light Co
4.625 05/15/30 6,500
9,885,000 Georgia Power Co
3.250 04/01/26 9,866
12,125,000 (f) International Development Association
4.375 11/27/29 12,412
13,375,000 (f) International Development Association
4.000 06/11/30 13,481
5,375,000 (f) International Development Association
3.875 09/17/32 5,325

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 4,925,000 (f) International Development Association
4.500% 02/12/35 $ 5,016
14,641,000 (f) Liberty Utilities Finance GP
2.050 09/15/30 13,276
7,511,000 MidAmerican Energy Co
3.650 04/15/29 7,422
5,725,000 MidAmerican Energy Co
5.350 01/15/34 5,976
1,000,000 MidAmerican Energy Co
3.950 08/01/47 792
1,925,000 MidAmerican Energy Co
5.850 09/15/54 1,980
11,250,000 National Fuel Gas Co
2.950 03/01/31 10,263
3,375,000 National Fuel Gas Co
5.950 03/15/35 3,528
11,610,000 (f) New York State Electric & Gas Corp
2.150 10/01/31 10,255
9,500,000 (f) New York State Electric & Gas Corp
5.050 08/15/35 9,575
6,275,000 NextEra Energy Capital Holdings, Inc
6.750 06/15/54 6,699
3,829,000 (e),(f) NextEra Energy Operating Partners LP
7.250 01/15/29 3,923
13,000,000 (f) Niagara Mohawk Power Corp
1.960 06/27/30 11,754
9,750,000 (f) Niagara Mohawk Power Corp
4.119 11/28/42 8,207
11,436,000 Northern States Power Co
2.900 03/01/50 7,497
623,000 Northern States Power Co
2.600 06/01/51 380
7,868,000 Northern States Power Co
3.200 04/01/52 5,381
8,125,000 Northern States Power Co
5.400 03/15/54 7,876
5,250,000 Northwest Natural Gas Co
3.078 12/01/51 3,281
21,737,000 Pacific Gas and Electric Co
6.700 04/01/53 22,937
10,534,000 (e) PacifiCorp
2.900 06/15/52 6,169
5,207,323 PG&E Recovery Funding LLC
4.838 06/01/33 5,294
11,375,000 PG&E Recovery Funding LLC
5.231 06/01/42 11,502
4,750,000 PG&E Recovery Funding LLC
5.529 06/01/49 4,743
7,113,000 Piedmont Natural Gas Co, Inc
3.350 06/01/50 4,881
2,100,000 PPL Electric Utilities Corp
4.850 02/15/34 2,122
5,000,000 Public Service Co of Colorado
3.200 03/01/50 3,405
16,100,000 Public Service Co of Colorado
5.750 05/15/54 16,113
11,879,000 Public Service Co of Oklahoma
2.200 08/15/31 10,539
1,651,000 Public Service Electric and Gas Co
3.100 03/15/32 1,530
4,875,000 Public Service Electric and Gas Co
4.650 03/15/33 4,903
6,134,000 Public Service Electric and Gas Co
3.200 08/01/49 4,202
9,300,000 Public Service Electric and Gas Co
5.125 03/15/53 8,689
6,800,000 (f) RWE Finance US LLC
5.125 09/18/35 6,762
13,315,000 (f) RWE Finance US LLC
6.250 04/16/54 13,664
20,000,000 (f) RWE Finance US LLC
5.875 09/18/55 19,556
16,684,000 San Diego Gas & Electric Co
4.950 08/15/28 17,099
19,738,000 San Diego Gas & Electric Co
2.950 08/15/51 12,531
1,524,665 SCE Recovery Funding LLC
1.977 11/15/28 1,474
7,100,000 SCE Recovery Funding LLC
2.943 11/15/42 5,986
2,640,000 SCE Recovery Funding LLC
3.240 11/15/46 1,882
16,379,839 (f) Solar Star Funding LLC
3.950 06/30/35 15,646
22,433,439 (f) Solar Star Funding LLC
5.375 06/30/35 22,861
8,429,000 Southern California Edison Co
2.750 02/01/32 7,500
8,300,000 Southern California Edison Co
5.200 06/01/34 8,336
1,493,000 Southern California Edison Co
3.650 06/01/51 1,019
5,000,000 Southern California Edison Co
3.450 02/01/52 3,322
12,318,000 Southwestern Electric Power Co
3.250 11/01/51 8,101
18,650,000 Southwestern Public Service Co
3.150 05/01/50 12,304
3,690,000 (b),(e) Sunnova Energy Corp
0.000 09/01/26 9
15,573,700 (f) Sweihan PV Power Co PJSC
3.625 01/31/49 13,387
8,612,000 (f) TerraForm Power Operating LLC
5.000 01/31/28 8,604
14,144,341 (f) Topaz Solar Farms LLC
4.875 09/30/39 12,606
11,863,966 (f) Topaz Solar Farms LLC
5.750 09/30/39 11,935
6,649,910 (f) UEP Penonome II S.A.
6.500 10/01/38 5,922
12,250,000 Union Electric Co
2.150 03/15/32 10,747
19,626,000 Union Electric Co
2.625 03/15/51 11,830
3,146,000 Union Electric Co
3.900 04/01/52 2,405
3,775,000 (f),(g) Vistra Corp
7.000 N/A 3,841
6,100,000 Western Midstream Operating LP
5.500 12/15/35 6,068
6,293,000 (e),(f) XPLR Infrastructure Operating Partners LP
7.750 04/15/34 6,396

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 12,250,000 Zions Bancorp NA
4.704% 08/18/28 $ 12,250
TOTAL UTILITIES 787,418
TOTAL CORPORATE BONDS
(Cost $2,795,490) 2,715,788
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 22.9%
AGENCY SECURITIES - 0.5%
120,018 Abay Leasing LLC
2.654 11/09/26 119
11,289,962 Crowley Conro LLC
4.181 08/15/43 10,365
983,395 Ethiopian Leasing LLC
2.566 08/14/26 972
25,000,000 Federal Home Loan Mortgage Corp
1.540 08/17/35 19,309
18,880,000 Federal National Mortgage Association
0.875 08/05/30 16,657
9,000,000 Federal National Mortgage Association
1.625 08/24/35 7,021
1,125,000 (c) India Government AID Bond, (TSFR3M + 0.100%)
4.954 02/01/27 1,116
7,765,000 Private Export Funding Corp
3.900 10/15/27 7,777
111,825 Sandalwood LLC
2.821 02/12/26 112
17,609,276 Thirax   LLC
0.968 01/14/33 15,717
2,866,754 Thirax 2 LLC
2.320 01/22/34 2,633
5,000,000 United States Department of Housing and Urban Development
3.535 08/01/36 4,497
1,775,000 United States International Development Finance Corp
1.440 04/15/28 1,702
1,000,000 United States International Development Finance Corp
1.650 04/15/28 962
3,008,263 United States International Development Finance Corp
1.790 10/15/29 2,886
9,400,822 United States International Development Finance Corp
2.360 10/15/29 9,115
1,634,000 United States International Development Finance Corp
2.930 05/15/30 1,588
2,700,400 United States International Development Finance Corp
3.040 05/15/30 2,630
7,082,936 United States International Development Finance Corp
1.630 07/15/38 5,882
4,371,183 United States International Development Finance Corp
2.450 07/15/38 3,815
TOTAL AGENCY SECURITIES 114,875
FOREIGN GOVERNMENT BONDS - 3.2%
9,623,000 African Development Bank
4.125 02/25/27 9,673
6,100,000 African Development Bank
3.500 09/18/29 6,061
10,563,000 (e) African Development Bank
5.750 08/07/74 10,539
10,200,000 (h) Agence Francaise de Developpement EPIC, Reg S
4.875 01/16/30 10,505
2,400,000 Arab Petroleum Investments Corp, Reg S
1.483 10/06/26 2,351
11,850,000 (f) Arab Petroleum Investments Corp
1.483 10/06/26 11,608
14,000,000 (f) Arab Petroleum Investments Corp
5.428 05/02/29 14,471
22,676,000 Asian Development Bank
3.125 09/26/28 22,397
10,000,000 Asian Development Bank
3.875 06/14/33 9,884
5,375,000 Asian Infrastructure Investment Bank
4.875 09/14/26 5,418
5,600,000 (c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%), Reg S
4.440 08/16/27 5,632
3,000,000 (c),(f) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
4.440 08/16/27 3,017
7,000,000 Asian Infrastructure Investment Bank
4.125 01/18/29 7,105
6,400,000 Asian Infrastructure Investment Bank
4.250 03/13/34 6,453
EUR 7,925,000 (f) Banque Ouest Africaine de Developpement
2.750 01/22/33 7,875
17,375,000 Brazilian Government International Bond
5.500 02/04/33 17,127
4,500,000 (f) Caisse d'Amortissement de la Dette Sociale
4.875 09/19/26 4,532
4,750,000 (f) Caisse d'Amortissement de la Dette Sociale
1.375 01/20/31 4,176
5,000,000 (f) Caisse d'Amortissement de la Dette Sociale
2.125 01/26/32 4,452
10,000,000 Canada Government International Bond
3.750 04/26/28 10,043
13,600,000 Canada Government International Bond
4.000 03/18/30 13,742
2,725,898 Canal Barge Co, Inc
4.500 11/12/34 2,705
4,450,000 (f) Central American Bank for Economic Integration
5.000 02/09/26 4,453
2,000,000 Central American Bank for Economic Integration, Reg S
5.000 02/09/26 2,001
10,075,000 Chile Government International Bond
3.100 05/07/41 7,752
725,000 (f) Dominican Republic International Bond
6.600 06/01/36 763
2,250,000 European Investment Bank
2.375 05/24/27 2,214
11,961,000 European Investment Bank
0.625 10/21/27 11,356
6,250,000 European Investment Bank
3.250 11/15/27 6,219
11,600,000 European Investment Bank
1.625 10/09/29 10,772
10,000,000 European Investment Bank
0.875 05/17/30 8,852
19,749,000 European Investment Bank
0.750 09/23/30 17,195

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 6,445,000 European Investment Bank
3.750% 02/14/33 $ 6,338
2,000,000 European Investment Bank
4.875 02/15/36 2,099
11,250,000 Export Development Canada
3.750 09/07/27 11,282
13,050,000 Export Development Canada
3.875 02/14/28 13,125
10,000,000 Export Development Canada
4.125 02/13/29 10,142
11,400,000 Export Development Canada
4.000 06/20/30 11,507
18,675,000 Export Development Canada
4.750 06/05/34 19,490
3,500,000 Inter-American Development Bank
1.125 01/13/31 3,072
15,800,000 Inter-American Development Bank
3.500 04/12/33 15,234
2,644,000 Inter-American Investment Corp, Reg S
0.625 02/10/26 2,635
19,785,000 Inter-American Investment Corp
4.126 02/15/28 19,958
21,780,000 International Bank for Reconstruction & Development
0.000 03/31/27 20,769
5,250,000 (a) International Bank for Reconstruction & Development
0.000 03/31/28 5,202
25,000,000 International Bank for Reconstruction & Development
1.745 07/31/33 25,743
5,000,000 (f) International Development Association
0.875 04/28/26 4,952
14,750,000 International Finance Corp
4.750 03/16/26 14,769
4,300,000 International Finance Corp
4.375 01/15/27 4,330
10,643,000 International Finance Facility for Immunisation Co, Reg S
1.000 04/21/26 10,553
3,050,000 Japan Bank for International Cooperation
1.625 01/20/27 2,984
1,750,000 Japan Bank for International Cooperation
4.875 10/18/28 1,801
3,930,000 Japan International Cooperation Agency
4.250 05/22/30 3,978
8,750,000 Japan International Cooperation Agency
1.750 04/28/31 7,806
4,175,000 (f) Kommuninvest I Sverige AB
4.625 09/29/28 4,283
8,250,000 (f) Korea Electric Power Corp
4.875 01/31/27 8,329
8,500,000 (c),(f) Korea Electric Power Corp, (SOFR + 0.620%)
4.442 11/12/28 8,490
7,125,000 (f) Korea Electric Power Corp
4.125 11/12/30 7,101
6,500,000 Kreditanstalt fuer Wiederaufbau
1.750 09/14/29 6,084
6,500,000 (f) Kuntarahoitus Oyj
3.625 10/09/29 6,490
13,000,000 Landwirtschaftliche Rentenbank
0.875 09/03/30 11,401
12,375,000 (f) Nederlandse Waterschapsbank NV
4.000 06/01/28 12,471
4,450,000 (f) Nederlandse Waterschapsbank NV
4.375 02/28/29 4,539
10,250,000 (f) Nederlandse Waterschapsbank NV
4.500 01/16/30 10,522
7,000,000 Nederlandse Waterschapsbank NV, Reg S
1.000 05/28/30 6,209
4,430,000 (f) Nederlandse Waterschapsbank NV
1.000 05/28/30 3,929
15,641,000 OMERS Finance Trust, Reg S
3.500 04/19/32 15,009
14,916,000 (f) OMERS Finance Trust
3.500 04/19/32 14,313
750,000 OMERS Finance Trust, Reg S
4.000 04/19/52 575
4,825,000 (f) OMERS Finance Trust
4.000 04/19/52 3,696
5,030,000 OPEC Fund for International Development, Reg S
4.500 01/26/26 5,031
4,970,000 (f) OPEC Fund for International Development
4.500 01/26/26 4,971
9,750,000 Province of Ontario Canada
1.125 10/07/30 8,582
11,750,000 Province of Ontario Canada
5.050 04/24/34 12,288
9,100,000 Province of Ontario Canada
4.850 06/11/35 9,354
5,000,000 Province of Quebec Canada
7.500 09/15/29 5,630
10,625,000 Province of Quebec Canada
4.500 09/08/33 10,756
10,500,000 Province of Quebec Canada
4.250 09/05/34 10,369
7,750,000 Republic of Italy Government International Bond
4.000 10/17/49 5,933
5,100,000 (f) Serbia International Bond
6.000 06/12/34 5,273
TOTAL FOREIGN GOVERNMENT BONDS 680,740
MORTGAGE BACKED - 10.0%
2,115,000 (c),(f) Angel Oak Mortgage Trust
2.837 11/25/66 1,572
50,456,437 (c),(f) Citigroup Mortgage Loan Trust
0.153 02/25/52 449
5,656,499 (c),(f) Citigroup Mortgage Loan Trust
0.250 02/25/52 78
9,130,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
6.974 03/25/42 9,356
19,159,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
8.524 06/25/42 20,145
4,918,240 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%)
7.474 07/25/42 5,088
2,930,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7.706 01/25/43 3,040
3,930,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7.424 05/25/43 4,124
13,540,482 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7.456 06/25/43 14,057
4,574,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
6.574 07/25/43 4,706
4,645,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9.188 07/25/43 4,897
4,470,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7.424 10/25/43 4,678

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 2,420,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%)
6.150% 02/25/44 $ 2,436
537,365 Fannie Mae Pool
3.500 05/01/32 533
737,418 Fannie Mae Pool
5.000 05/01/35 756
509,920 Fannie Mae Pool
5.000 10/01/35 523
386,253 Fannie Mae Pool
5.000 02/01/36 397
872,814 Fannie Mae Pool
5.500 11/01/38 911
111,858 Fannie Mae Pool
3.000 05/01/40 104
307,613 Fannie Mae Pool
5.000 09/01/40 316
756,871 Fannie Mae Pool
5.000 05/01/41 778
540,932 Fannie Mae Pool
4.000 09/01/42 527
986,603 Fannie Mae Pool
4.500 03/01/44 991
43,789,861 Fannie Mae Pool
4.000 05/01/44 42,745
264,305 Fannie Mae Pool
4.500 06/01/44 263
2,804,414 Fannie Mae Pool
4.500 06/01/44 2,801
568,736 Fannie Mae Pool
4.500 08/01/44 567
1,477,201 Fannie Mae Pool
4.500 10/01/44 1,472
2,783,291 Fannie Mae Pool
4.500 11/01/44 2,773
487,694 Fannie Mae Pool
5.000 11/01/44 502
784,567 Fannie Mae Pool
4.500 12/01/44 782
322,824 Fannie Mae Pool
4.000 01/01/45 314
124,724 Fannie Mae Pool
4.500 03/01/45 124
228,348 Fannie Mae Pool
4.500 04/01/45 228
1,560,006 Fannie Mae Pool
3.500 05/01/45 1,486
2,286,213 Fannie Mae Pool
3.500 01/01/46 2,170
459,868 Fannie Mae Pool
4.000 04/01/46 444
2,632,358 Fannie Mae Pool
3.500 06/01/46 2,491
1,756,340 Fannie Mae Pool
3.500 07/01/46 1,663
2,825,787 Fannie Mae Pool
3.500 07/01/46 2,695
785,397 Fannie Mae Pool
3.500 08/01/46 743
250,469 Fannie Mae Pool
3.000 10/01/46 223
2,123,149 Fannie Mae Pool
3.500 10/01/46 2,009
891,372 Fannie Mae Pool
4.500 05/01/47 897
1,088,205 Fannie Mae Pool
4.000 10/01/47 1,052
213,979 Fannie Mae Pool
3.500 11/01/47 204
220,622 Fannie Mae Pool
4.500 11/01/47 220
12,037 Fannie Mae Pool
3.500 01/01/48 11
1,597,909 Fannie Mae Pool
4.500 01/01/48 1,588
1,253,379 Fannie Mae Pool
4.500 02/01/48 1,246
1,044,158 Fannie Mae Pool
4.500 05/01/48 1,038
684,326 Fannie Mae Pool
4.500 05/01/48 680
9,204,359 Fannie Mae Pool
3.000 07/01/50 8,327
5,565,935 Fannie Mae Pool
2.500 08/01/51 4,796
3,524,323 Fannie Mae Pool
3.000 09/01/51 3,183
3,835,679 Fannie Mae Pool
2.500 12/01/51 3,272
10,971,543 Fannie Mae Pool
2.500 02/01/52 9,430
35,399 Fannie Mae Pool
3.000 02/01/52 31
3,692,388 Fannie Mae Pool
3.500 02/01/52 3,455
19,295,904 Fannie Mae Pool
3.000 04/01/52 17,115
1,091,430 Fannie Mae Pool
3.500 04/01/52 1,012
380,623 Fannie Mae Pool
3.500 05/01/52 353
18,268,449 Fannie Mae Pool
4.000 05/01/52 17,413
10,998,483 Fannie Mae Pool
3.500 06/01/52 10,226
35,316,634 Fannie Mae Pool
3.500 06/01/52 32,740
49,210,342 Fannie Mae Pool
4.000 06/01/52 46,964
3,645,549 Fannie Mae Pool
4.500 06/01/52 3,576
35,458,314 Fannie Mae Pool
4.000 07/01/52 33,840
3,480,798 Fannie Mae Pool
4.500 07/01/52 3,414
15,768,464 Fannie Mae Pool
4.000 08/01/52 14,974
29,378,659 Fannie Mae Pool
4.500 08/01/52 28,800
22,731,801 Fannie Mae Pool
5.000 08/01/52 22,767
49,324,323 Fannie Mae Pool
4.000 09/01/52 46,993
133,820,332 Fannie Mae Pool
4.500 09/01/52 131,172

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 9,495,894 Fannie Mae Pool
5.000% 09/01/52 $ 9,511
11,760,446 Fannie Mae Pool
4.000 10/01/52 11,206
50,883,776 Fannie Mae Pool
4.500 10/01/52 49,908
60,321,626 Fannie Mae Pool
5.000 10/01/52 60,508
35,387,048 Fannie Mae Pool
4.500 11/01/52 34,676
25,494,769 Fannie Mae Pool
5.500 12/01/52 25,984
146,161 Fannie Mae Pool
5.000 01/01/53 146
32,916,986 Fannie Mae Pool
5.000 02/01/53 32,961
4,507,768 Fannie Mae Pool
6.000 02/01/53 4,638
2,383,194 Fannie Mae Pool
6.000 03/01/53 2,456
30,292,929 Fannie Mae Pool
5.000 04/01/53 30,330
2,188,872 Fannie Mae Pool
6.000 05/01/53 2,259
7,899,377 Fannie Mae Pool
5.000 06/01/53 7,961
37,987,984 Fannie Mae Pool
5.500 06/01/53 38,649
2,182,912 Fannie Mae Pool
4.500 07/01/53 2,137
7,767,594 Fannie Mae Pool
5.000 07/01/53 7,775
11,422,452 Fannie Mae Pool
5.000 08/01/53 11,428
43,197,979 Fannie Mae Pool
5.500 08/01/53 43,929
74,465,192 Fannie Mae Pool
5.500 10/01/53 75,709
34,695,634 Fannie Mae Pool
6.000 11/01/53 35,691
569,025 Fannie Mae Pool
6.000 01/01/54 585
12,411,452 Fannie Mae Pool
4.000 02/01/54 11,842
3,886,176 Fannie Mae Pool
5.500 04/01/54 3,944
63,025,636 Fannie Mae Pool
5.500 05/01/54 63,956
3,254,335 Fannie Mae Pool
6.000 06/01/54 3,342
81,724,188 Fannie Mae Pool
5.500 10/01/54 82,902
4,740,401 Fannie Mae Pool
6.000 10/01/54 4,868
1,097,014 (c) Fannie Mae REMICS, (SOFR30A + 5.836%)
1.961 09/25/43 112
4,417,794 Fannie Mae REMICS
3.500 02/25/48 3,982
3,200,828 Fannie Mae REMICS
4.000 07/25/48 3,060
4,488,624 Fannie Mae REMICS
2.000 08/25/50 565
6,581,121 Fannie Mae REMICS
2.000 10/25/50 4,661
11,002,356 Fannie Mae REMICS
2.500 11/25/50 1,526
3,966,833 Fannie Mae REMICS
3.000 12/25/50 684
3,350,615 Fannie Mae REMICS
3.000 02/25/51 644
4,304,124 Fannie Mae REMICS
2.500 11/25/51 471
12,620,187 Fannie Mae REMICS
3.500 04/25/52 9,864
2,652,698 Fannie Mae REMICS
4.000 05/25/52 2,172
7,240,474 Fannie Mae REMICS
4.500 07/25/52 6,542
2,658,170 Fannie Mae REMICS
4.500 08/25/52 2,321
1,999,161 Fannie Mae REMICS
4.000 09/25/52 1,773
2,490,383 Fannie Mae REMICS
4.000 09/25/52 2,219
1,932,472 Fannie Mae REMICS
4.500 10/25/52 1,849
2,217,905 Fannie Mae REMICS
4.500 10/25/52 2,144
3,997,662 Fannie Mae REMICS
5.500 11/25/52 4,085
8,090,676 (c) Fannie Mae-Aces
2.861 02/25/27 8,005
2,757,810 (c) Fannie Mae-Aces
3.311 06/25/28 2,728
2,391 Freddie Mac Gold Pool
8.000 01/01/31 2
59,628 Freddie Mac Gold Pool
4.500 07/01/33 60
400,932 Freddie Mac Gold Pool
7.000 12/01/33 421
68,494 Freddie Mac Gold Pool
7.000 05/01/35 72
306,984 Freddie Mac Gold Pool
5.000 06/01/36 316
101,155 Freddie Mac Gold Pool
5.000 07/01/39 104
65,637 Freddie Mac Gold Pool
4.000 06/01/42 64
151,721 Freddie Mac Gold Pool
4.500 10/01/44 151
193,941 Freddie Mac Gold Pool
4.500 11/01/44 193
387,692 Freddie Mac Gold Pool
4.500 11/01/44 387
199,152 Freddie Mac Gold Pool
4.500 12/01/44 197
191,531 Freddie Mac Gold Pool
4.500 12/01/44 191
835,915 Freddie Mac Gold Pool
3.500 04/01/45 797
3,145,066 Freddie Mac Gold Pool
3.500 10/01/45 2,991
56,965 Freddie Mac Gold Pool
3.000 04/01/47 52

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 341,932 Freddie Mac Gold Pool
4.500% 06/01/47 $ 341
762,914 Freddie Mac Gold Pool
4.000 09/01/47 738
601,856 Freddie Mac Gold Pool
3.500 12/01/47 570
2,422,597 Freddie Mac Gold Pool
4.500 08/01/48 2,411
5,100,690 Freddie Mac Pool
2.310 12/01/31 4,600
6,760,662 Freddie Mac Pool
3.740 06/01/37 6,180
7,182,922 Freddie Mac Pool
3.350 08/01/37 6,426
2,222,319 Freddie Mac Pool
3.400 12/01/37 1,963
5,646,500 Freddie Mac Pool
4.300 12/01/37 5,421
1,804,600 Freddie Mac Pool
3.500 03/01/38 1,634
640,000 Freddie Mac Pool
4.330 05/01/38 616
3,120,843 Freddie Mac Pool
2.970 07/01/38 2,649
3,348,817 Freddie Mac Pool
4.550 07/01/38 3,268
5,763,322 Freddie Mac Pool
3.500 10/01/38 5,121
392,636 Freddie Mac Pool
3.160 11/01/38 338
1,853,500 Freddie Mac Pool
3.910 01/01/39 1,707
2,293,500 Freddie Mac Pool
4.750 12/01/39 2,280
3,320,619 Freddie Mac Pool
3.000 01/01/41 2,739
745,900 Freddie Mac Pool
4.250 09/01/42 715
3,850,401 Freddie Mac Pool
3.000 11/01/49 3,476
3,382,896 Freddie Mac Pool
2.500 11/01/51 2,881
9,160,146 Freddie Mac Pool
3.000 11/01/51 8,310
1,082,130 Freddie Mac Pool
3.000 11/01/51 976
909,638 Freddie Mac Pool
3.000 11/01/51 828
1,329,790 Freddie Mac Pool
3.000 11/01/51 1,208
3,815,931 Freddie Mac Pool
2.500 01/01/52 3,248
9,060,340 Freddie Mac Pool
2.500 02/01/52 7,788
288,603 Freddie Mac Pool
3.000 02/01/52 256
5,766,975 Freddie Mac Pool
3.000 03/01/52 5,111
4,546,245 Freddie Mac Pool
2.500 04/01/52 3,874
12,912,717 Freddie Mac Pool
4.000 04/01/52 12,325
12,632,508 Freddie Mac Pool
3.000 05/01/52 11,213
438,055 Freddie Mac Pool
3.000 06/01/52 390
7,677,684 Freddie Mac Pool
4.500 06/01/52 7,529
228,274 Freddie Mac Pool
4.500 07/01/52 224
7,633,015 Freddie Mac Pool
4.500 07/01/52 7,485
8,453,632 Freddie Mac Pool
6.000 11/01/52 8,716
13,572,462 Freddie Mac Pool
5.000 01/01/53 13,591
18,127,972 Freddie Mac Pool
5.000 06/01/53 18,146
12,080,937 Freddie Mac Pool
5.000 08/01/53 12,096
17,123,951 Freddie Mac Pool
5.500 08/01/53 17,419
6,402,754 Freddie Mac REMICS
3.500 01/15/47 5,880
1,206,372 Freddie Mac REMICS
4.000 10/15/47 1,146
2,126,017 Freddie Mac REMICS
4.000 11/15/47 2,036
5,298,463 Freddie Mac REMICS
4.000 01/15/48 5,073
6,258,722 Freddie Mac REMICS
4.000 03/15/48 5,989
1,723,683 Freddie Mac REMICS
4.000 04/15/48 1,649
5,776,494 Freddie Mac REMICS
4.000 04/15/48 5,508
2,381,232 (c) Freddie Mac REMICS, (SOFR30A + 9.737%)
3.363 06/15/48 2,198
1,622,050 (c) Freddie Mac REMICS, (SOFR30A + 9.657%)
3.283 10/15/48 1,447
5,857,126 Freddie Mac REMICS
2.000 09/25/50 4,037
2,288,741 Freddie Mac REMICS
2.000 09/25/50 282
6,591,264 Freddie Mac REMICS
3.000 09/25/50 4,884
5,030,111 Freddie Mac REMICS
3.000 10/25/50 3,671
14,681,457 Freddie Mac REMICS
2.500 02/25/51 2,476
1,736,471 Freddie Mac REMICS
4.000 08/25/52 1,555
2,979,710 Freddie Mac REMICS
4.500 10/25/52 2,809
3,700,217 Freddie Mac REMICS
5.500 11/25/52 3,808
500,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
10.974 01/25/42 527
2,285,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)
9.106 02/25/42 2,376
3,000,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8.647 04/25/42 3,172
4,500,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7.224 05/25/42 4,646

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 11,943,292 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8.374% 06/25/42 $ 12,570
4,441,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)
7.874 07/25/42 4,642
8,495,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)
7.424 08/25/42 8,840
6,022,557 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
7.574 09/25/42 6,286
500,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)
8.444 03/25/43 519
9,695,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7.115 04/25/43 10,098
7,970,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
7.374 05/25/43 8,354
58,931 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3.784 02/25/48 58
74,055 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3.850 05/25/48 72
6,118,817 Ginnie Mae I Pool
2.690 06/15/33 5,745
5,223,048 Ginnie Mae I Pool
3.700 10/15/33 5,077
42,273 Ginnie Mae I Pool
5.000 04/15/38 43
6,222,671 Ginnie Mae I Pool
3.700 08/15/40 5,760
10,324,733 Ginnie Mae I Pool
2.750 01/15/45 9,732
78,094 Ginnie Mae II Pool
6.500 11/20/38 83
3,352,016 Ginnie Mae II Pool
3.500 12/20/46 3,113
2,283,532 Ginnie Mae II Pool
3.500 01/20/47 2,120
1,217,697 Ginnie Mae II Pool
3.500 10/20/50 1,121
22,970,647 Ginnie Mae II Pool
3.000 06/20/51 20,667
37,262,238 Ginnie Mae II Pool
3.000 12/20/51 33,525
21,408,914 Ginnie Mae II Pool
3.000 01/20/52 19,278
4,625,863 Ginnie Mae II Pool
2.500 02/20/52 3,901
18,984,536 Ginnie Mae II Pool
3.500 04/20/52 17,433
32,948,926 Ginnie Mae II Pool
3.500 07/20/52 30,297
5,915,714 Ginnie Mae II Pool
4.000 08/20/52 5,627
13,649,073 Ginnie Mae II Pool
4.500 08/20/52 13,400
51,418,119 Ginnie Mae II Pool
4.000 09/20/52 48,981
3,066,855 Ginnie Mae II Pool
5.000 09/20/52 3,075
7,469,646 Ginnie Mae II Pool
5.000 11/20/52 7,482
25,630,114 Ginnie Mae II Pool
3.500 12/20/52 23,508
32,706,788 Ginnie Mae II Pool
4.500 12/20/52 32,078
14,208,901 Ginnie Mae II Pool
4.500 02/20/53 13,929
1,088,207 Ginnie Mae II Pool
5.000 02/20/53 1,092
4,755,238 Ginnie Mae II Pool
3.000 08/20/53 4,299
10,082,887 Government National Mortgage Association
5.000 01/20/40 2,006
4,706,985 Government National Mortgage Association
4.500 03/20/40 816
7,601,599 Government National Mortgage Association
5.000 03/20/40 1,439
6,040,854 Government National Mortgage Association
2.500 10/16/43 5,439
6,089,135 Government National Mortgage Association
2.500 12/20/43 5,500
2,075,901 Government National Mortgage Association
3.000 03/20/45 1,877
779,289 Government National Mortgage Association
4.000 06/20/46 85
2,746,671 Government National Mortgage Association
5.000 09/20/46 507
4,292,709 Government National Mortgage Association
3.000 02/20/51 3,862
11,560,195 Government National Mortgage Association
3.000 11/20/51 8,542
13,740,739 Government National Mortgage Association
3.000 12/20/51 10,315
9,479,254 Government National Mortgage Association
3.000 01/20/52 7,255
11,260,352 Government National Mortgage Association
3.000 02/20/52 7,914
7,994,948 Government National Mortgage Association
4.000 04/20/52 6,723
7,982,040 Government National Mortgage Association
5.000 04/20/52 1,452
2,682,074 Government National Mortgage Association
4.000 07/20/52 2,293
4,813,131 Government National Mortgage Association
4.500 09/20/52 4,508
3,928,589 Government National Mortgage Association
4.500 09/20/52 3,682
3,303,717 Government National Mortgage Association
4.500 09/20/52 3,209
3,552,509 Government National Mortgage Association
4.500 09/20/52 3,205
13,853,898 Government National Mortgage Association
4.500 10/20/52 13,595
4,190,785 Government National Mortgage Association
4.500 02/20/53 3,985
3,732,448 Government National Mortgage Association
5.500 02/20/53 3,770
5,486,803 (c) Government National Mortgage Association, (SOFR30A + 6.950%)
3.032 05/20/53 440
4,054,316 (c) Government National Mortgage Association, (SOFR30A + 23.205%)
7.926 08/20/53 4,472
2,169,441 (c) Government National Mortgage Association, (SOFR30A + 25.350%)
10.071 08/20/53 2,579
7,706,966 Government National Mortgage Association
5.000 12/20/53 7,583
6,776,261 Government National Mortgage Association
2.500 04/20/54 4,962

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 56,277,126 (c),(f) GS Mortgage-Backed Securities Corp Trust
0.145% 08/25/51 $ 468
1,768,998 (c),(f) GS Mortgage-Backed Securities Corp Trust
2.500 08/25/51 1,468
6,985,348 (c),(f) GS Mortgage-Backed Securities Trust
2.500 11/25/51 5,790
3,926,003 (c),(f) GS Mortgage-Backed Securities Trust
2.500 03/25/52 3,256
1,965,474 (c),(f) GS Mortgage-Backed Securities Trust
2.820 05/28/52 1,657
92,699 (c) Impac CMB Trust, (TSFR1M + 0.774%)
4.506 03/25/35 88
2,872,384 (c),(f) J.P. Morgan Mortgage Trust
3.240 10/25/52 2,392
170,768 (c),(f) JP Morgan Mortgage Trust
3.500 05/25/47 155
212,228 (c),(f) JP Morgan Mortgage Trust
3.500 10/25/48 192
73,287 (c),(f) JP Morgan Mortgage Trust
4.000 01/25/49 69
15,568,161 (c),(f) JP Morgan Mortgage Trust
0.116 06/25/51 98
27,577,078 (c),(f) JP Morgan Mortgage Trust
0.106 11/25/51 159
2,024,424 (c),(f) JP Morgan Mortgage Trust
2.500 11/25/51 1,679
28,899,570 (c),(f) JP Morgan Mortgage Trust
0.112 12/25/51 178
2,420,057 (c),(f) JP Morgan Mortgage Trust
2.500 12/25/51 2,007
2,973,195 (c),(f) JP Morgan Mortgage Trust
2.836 12/25/51 2,437
3,492,198 (c),(f) JP Morgan Mortgage Trust
2.500 01/25/52 2,895
5,653,283 (c),(f) JP Morgan Mortgage Trust
2.500 06/25/52 4,686
7,348,521 (c),(f) JP Morgan Mortgage Trust
3.000 06/25/52 6,454
31,292,885 (f) JP Morgan Mortgage Trust
0.224 07/25/52 299
5,467,915 (c),(f) JP Morgan Mortgage Trust
2.500 07/25/52 4,532
14,584,884 (c),(f) JP Morgan Mortgage Trust
3.250 07/25/52 13,097
8,411,134 (c),(f) JP Morgan Mortgage Trust
3.000 08/25/52 7,297
4,319,240 (c),(f) JP Morgan Mortgage Trust
3.000 10/25/52 3,747
4,295,890 (c),(f) JP Morgan Mortgage Trust
3.000 11/25/52 3,730
5,877,912 (c),(f) JP Morgan Mortgage Trust
3.000 04/25/53 5,100
315,189 (c),(f) JP Morgan Mortgage Trust
5.000 06/25/53 311
2,157,296 (c),(f) JP Morgan Mortgage Trust
5.500 06/25/53 2,165
3,237,084 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2.500 08/25/51 2,684
2,187,172 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2.500 09/25/51 1,974
2,067,412 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2.500 09/25/51 1,714
1,797,726 (c),(f) RCKT Mortgage Trust
3.008 09/25/51 1,471
5,792,820 (c),(f) RCKT Mortgage Trust
2.500 02/25/52 4,804
2,830,450 (c),(f) RCKT Mortgage Trust
3.000 05/25/52 2,458
1,176,315 (c),(f) RCKT Mortgage Trust
3.187 05/25/52 1,001
48,754 (c),(f) Sequoia Mortgage Trust
4.000 06/25/49 46
134,952 (c),(f) Sequoia Mortgage Trust
3.500 12/25/49 122
2,445,426 (c),(f) Sequoia Mortgage Trust
2.500 06/25/51 2,042
5,820,114 (c),(f) Sequoia Mortgage Trust
4.000 11/25/55 5,456
212,272 (c),(f) Shellpoint Co-Originator Trust
3.500 10/25/47 196
TOTAL MORTGAGE BACKED 2,169,622
MUNICIPAL BONDS - 1.6%
390,000 American Municipal Power, Inc
6.270 02/15/50 403
2,950,000 Arizona Industrial Development Authority
4.936 10/01/31 2,983
2,500,000 Arizona Industrial Development Authority
5.459 10/01/35 2,535
1,125,000 California Earthquake Authority
5.603 07/01/27 1,139
1,990,000 California Health Facilities Financing Authority
2.984 06/01/33 1,821
2,430,000 California Health Facilities Financing Authority
4.190 06/01/37 2,324
1,305,000 California Health Facilities Financing Authority
4.353 06/01/41 1,200
50,000 California Municipal Finance Authority
2.288 08/15/28 48
330,000 California State Public Works Board
3.770 11/01/26 330
3,035,000 City & County of Honolulu HI
2.668 10/01/27 2,987
5,645,000 City & County of Honolulu HI
3.974 09/01/35 5,421
1,615,000 City & County of Honolulu HI
4.004 09/01/36 1,537
5,750,000 City & County of San Francisco CA
3.700 06/15/26 5,754
5,250,000 City & County of San Francisco CA
5.770 06/15/45 5,380
7,085,000 City & County of San Francisco CA
4.000 04/01/47 5,532
4,910,000 City & County of San Francisco CA
5.450 06/15/64 4,760
350,000 City & County of San Francisco CA Community Facilities District No 2014-1
3.091 09/01/36 304
5,500,000 City & County of San Francisco CA Community Facilities District No 2014-1
4.000 09/01/48 4,406
7,790,000 City & County of San Francisco CA Community Facilities District No 2014-1
3.482 09/01/50 5,531
1,240,000 City & County of San Francisco CA Community Facilities District No 2014-1
6.332 09/01/51 1,272

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 7,500,000 City of Los Angeles CA
3.880% 09/01/38 $ 6,960
1,125,000 City of Los Angeles CA
4.750 09/01/38 1,128
5,445,000 City of Los Angeles CA
4.800 09/01/39 5,444
7,190,000 City of Los Angeles CA
5.000 09/01/42 7,087
1,530,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue
3.158 05/15/29 1,494
1,780,000 (f) City of Miami FL
4.808 01/01/39 1,721
3,300,000 City of New York NY
5.094 10/01/49 3,109
3,000,000 City of New York NY
5.828 10/01/53 3,091
5,265,000 City of New York NY
5.392 10/01/55 5,095
755,000 City of Oakland CA
4.005 07/15/27 758
4,835,000 City of Oakland CA
2.070 01/15/29 4,596
4,250,000 City of Oakland CA
5.792 07/15/45 4,267
3,025,000 City of Port Lions AK
7.500 10/01/52 3,156
3,725,000 City of San Francisco CA Public Utilities Commission Water Revenue
3.950 11/01/36 3,498
1,000,000 City of San Juan Capistrano CA
3.700 08/01/31 982
5,255,000 City of Seattle WA Local Improvement District No 6751
2.999 11/01/43 4,506
5,235,000 City of Seattle WA Local Improvement District No 6751
3.079 11/01/43 4,440
4,000,000 Columbus Metropolitan Housing Authority
5.050 04/01/30 4,057
5,000,000 County of Santa Clara CA
4.970 08/01/39 5,026
2,870,000 Denver City & County Housing Authority
4.125 06/01/28 2,873
10,000,000 District of Columbia Water & Sewer Authority
4.814 10/01/14 8,606
17,837,038 Freddie Mac Multifamily Variable Rate Certificate
4.050 08/25/38 17,030
640,000 Henry County Water Authority
3.000 01/01/43 482
850,000 Henry County Water Authority
3.200 01/01/49 590
1,000,000 Honolulu City & County Board of Water Supply
2.327 07/01/32 898
6,430,000 Lavaca-Navidad River Authority
4.430 08/01/35 6,430
1,500,000 Maryland Economic Development Corp
5.433 05/31/56 1,442
3,925,000 Maryland Economic Development Corp
5.942 05/31/57 3,943
3,000,000 Massachusetts Clean Energy Cooperative Corp
2.485 07/01/32 2,698
2,000,000 Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
2.942 07/01/43 1,522
11,675,000 Metropolitan Water Reclamation District of Greater Chicago
5.720 12/01/38 12,121
4,225,000 Minnesota Housing Finance Agency
5.897 08/01/49 4,245
6,580,000 Minnesota Housing Finance Agency
5.947 08/01/54 6,592
22,250,000 (c),(f) New Hampshire Business Finance Authority
4.080 02/01/29 22,250
8,295,000 (c),(f) New Hampshire Business Finance Authority
3.950 07/01/33 8,295
6,750,000 New Hampshire Business Finance Authority
5.876 12/01/35 7,214
2,740,000 New Hampshire Business Finance Authority
5.694 11/01/45 2,722
1,960,000 New Hampshire Business Finance Authority
5.775 11/01/54 1,895
720,000 New Jersey Economic Development Authority
5.298 03/01/32 749
2,400,000 New York City Housing Development Corp
4.269 02/01/30 2,417
2,500,000 New York City Housing Development Corp
3.720 11/01/39 2,160
5,500,000 New York City Housing Development Corp
5.448 08/01/54 5,259
3,430,000 New York City Housing Development Corp
5.884 02/01/55 3,416
6,645,000 New York City Housing Development Corp
6.001 08/01/55 6,659
2,400,000 New York State Energy Research & Development Authority
6.222 04/01/40 2,476
7,420,000 New York Transportation Development Corp
6.971 06/30/51 7,266
6,925,000 (a),(b),(f) Pennsylvania Economic Development Financing Authority
10.000 12/01/29 1
1,170,000 Pharr Economic Development Corp
3.513 08/15/30 1,144
1,140,000 Pharr Economic Development Corp
3.893 08/15/33 1,100
405,000 (a),(b) Public Finance Authority
15.000 12/31/26   0^
1,735,000 (f) Public Finance Authority
7.500 06/01/29 1,693
6,700,000 Public Finance Authority
5.292 07/01/29 6,783
5,000,000 (f) Public Finance Authority
6.250 06/01/31 5,072
1,250,000 Redevelopment Authority of the City of Philadelphia
1.927 09/01/27 1,214
640,000 Redevelopment Authority of the City of Philadelphia
4.711 09/01/30 658
1,935,000 Redevelopment Authority of the City of Philadelphia
5.226 09/01/40 1,950
1,005,000 Sales Tax Securitization Corp
5.293 01/01/41 1,012
9,045,000 San Francisco City & County Public Utilities Commission Wastewater Revenue
4.655 10/01/27 9,186
2,000,000 San Francisco City & County Redevelopment Agency
4.375 08/01/44 1,740
1,325,000 San Luis Obispo County Financing Authority
5.571 09/01/40 1,378
1,165,000 South Dakota Housing Development Authority
5.460 05/01/53 1,188
3,770,000 State of Oregon
5.832 05/01/45 3,951

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 3,000 State of Wisconsin
5.700% 05/01/26 $ 3
1,650,000 (f) Syracuse Industrial Development Agency
5.000 01/01/36 1,252
1,255,000 Texas Water Development Board
4.248 10/15/35 1,239
4,170,000 Texas Water Development Board
4.648 04/15/50 3,810
3,020,000 Toledo-Lucas County Port Authority
5.850 11/15/49 2,957
1,830,000 United Nations Development Corp
6.536 08/01/55 1,954
1,000,000 University of Cincinnati
3.250 06/01/29 1,000
16,865,000 University of New Mexico
3.532 06/20/32 16,575
500,000 Upper Allegheny Joint Sanitary Authority
3.550 09/01/39 444
1,500,000 Upper Allegheny Joint Sanitary Authority
3.800 09/01/49 1,213
TOTAL MUNICIPAL BONDS 336,849
U.S. TREASURY SECURITIES - 7.6%
180,203,000 United States Treasury Note/Bond
3.375 11/30/27 179,858
79,064,000 United States Treasury Note/Bond
3.375 12/31/27 78,910
142,838,000 United States Treasury Note/Bond
3.500 12/15/28 142,671
159,121,000 United States Treasury Note/Bond
3.625 12/31/30 158,363
177,956,000 United States Treasury Note/Bond
3.875 12/31/32 177,177
301,481,000 United States Treasury Note/Bond
4.000 11/15/35 297,147
14,508,000 United States Treasury Note/Bond
1.875 02/15/41 10,135
4,700,000 United States Treasury Note/Bond
2.250 05/15/41 3,457
202,078,800 United States Treasury Note/Bond
2.375 02/15/42 148,749
29,796,000 United States Treasury Note/Bond
3.250 05/15/42 24,849
207,916,000 United States Treasury Note/Bond
4.625 11/15/45 203,173
35,830,000 United States Treasury Note/Bond
2.875 11/15/46 26,458
2,500,000 United States Treasury Note/Bond
3.000 02/15/49 1,842
40,008,000 United States Treasury Note/Bond
2.250 02/15/52 24,274
4,021,000 United States Treasury Note/Bond
4.625 05/15/54 3,872
169,151,000 United States Treasury Note/Bond
4.750 08/15/55 166,297
TOTAL U.S. TREASURY SECURITIES 1,647,232
TOTAL GOVERNMENT BONDS
(Cost $5,049,682) 4,949,318
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000 (e) Brookfield Property Partners LP 5,569
681,850 (e) Brookfield Property Partners LP 9,069
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,638
UTILITIES - 0.0%
490,000 Brookfield Infrastructure Partners LP 8,207
308,000 Brookfield Renewable Partners LP 5,621
TOTAL UTILITIES 13,828
TOTAL PREFERRED STOCKS
(Cost $46,746) 28,466
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (a) ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
TOTAL RIGHTS/WARRANTS
(Cost $1) 1
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.7%
ASSET BACKED - 1.1%
1,965,221 (f) Air Canada Pass Through Trust, Series 2017 1
3.550 01/15/30 1,881
1,000,000 (c),(f) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP
5.965 10/15/35 42
17,933 (c) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6
3.129 07/25/36 18
6,270,000 (f) Centersquare Issuer LLC, Series 2025 1A
5.500 03/26/55 6,149
2,125,000 (f) Centersquare Issuer LLC, Series 2025 3A
5.000 08/25/55 2,050

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 3,355,667 Delta Air Lines Pass Through Trust, Series 2020 1
2.000% 06/10/28 $ 3,205
11,467,483 Delta Air Lines Pass Through Trust, Series 2020 1
2.500 06/10/28 11,043
11,875,000 (f) Frontier Issuer LLC, Series 2023 1
6.600 08/20/53 11,984
5,750,000 (f) Frontier Issuer LLC, Series 2023 1
8.300 08/20/53 5,850
7,540,000 (f) Frontier Issuer LLC, Series 2024 1
6.190 06/20/54 7,774
1,500,000 (f) Frontier Issuer LLC, Series 2024 1
11.160 06/20/54 1,672
2,597,977 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS
2.100 05/20/48 2,112
2,763,154 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS
1.930 07/20/48 2,270
10,099,729 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS
2.310 10/20/48 8,402
3,478,535 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS
2.700 01/20/49 3,062
2,907,728 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS
2.940 01/20/49 1,832
12,575,243 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS
4.950 07/20/49 11,439
8,297,000 (f) Grace Trust, Series 2020 GRCE
2.347 12/10/40 7,454
1,408,489 (f) HERO Funding Trust, Series 2015 1A
3.840 09/21/40 1,356
413,348 (f) HERO Funding Trust, Series 2014 2A
3.990 09/21/40 389
721,008 (f) HERO Funding Trust, Series 2016 2A
3.750 09/20/41 693
675,794 (f) HERO Funding Trust, Series 2016 1A
4.050 09/20/41 657
255,507 (f) HERO Funding Trust, Series 2016 3A
3.080 09/20/42 239
2,139,324 (f) HERO Funding Trust, Series 2017 1A
3.710 09/20/47 1,997
2,066,758 (f) HERO Funding Trust, Series 2017 3A
3.190 09/20/48 1,895
482,198 (f) HERO Funding Trust, Series 2017 2A
3.280 09/20/48 443
2,254,222 (f) HERO Funding Trust, Series 2018 1A
4.670 09/20/48 2,191
1,772,591 (f) HERO Funding Trust, Series 2021 1A
2.240 09/20/51 1,511
7,375,000 (f) Hertz Vehicle Financing III LLC, Series 2023 2A
5.570 09/25/29 7,594
6,179 (c) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1
3.986 06/25/33 6
2,521,759 (f) Loanpal Solar Loan Ltd, Series 2021 1GS
2.290 01/20/48 2,127
4,419,226 (f) Loanpal Solar Loan Ltd, Series 2021 2GS
2.220 03/20/48 3,596
894,907 (f) Mosaic Solar Loan Trust, Series 2020 1A
2.100 04/20/46 792
1,238,487 (f) Mosaic Solar Loan Trust, Series 2020 1A
3.100 04/20/46 1,082
1,512,915 (f) Mosaic Solar Loan Trust, Series 2021 1A
2.050 12/20/46 1,220
2,332,024 (f) Mosaic Solar Loan Trust, Series 2021 3A
1.440 06/20/52 1,936
1,891,203 (f) Mosaic Solar Loans LLC, Series 2017 2A
3.820 06/22/43 1,788
2,508,085 (f) Mosaic Solar Loans LLC, Series 2021 2A
1.640 04/22/47 2,094
3,075,000 (c),(f) NYC Commercial Mortgage Trust, (TSFR1M + 1.743%), Series 2025 11X
5.493 10/15/40 3,090
750,000 (f) Progress Residential Trust, Series 2021 SFR9
2.711 11/17/40 704
1,531,014 (f) Renew, Series 2017 1A
3.670 09/20/52 1,426
3,082,785 (f) Renew, Series 2018 1
3.950 09/20/53 2,899
2,854,506 (f) Renew, Series 2021 1
2.060 11/20/56 2,306
3,693,125 SCE Recovery Funding LLC, Series 2021 A-1
0.861 11/15/31 3,338
151,522 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8
4.746 09/25/34 146
5,666,852 (f) Sunnova Helios VII Issuer LLC, Series 2021 C
2.030 10/20/48 4,821
3,232,886 (f) Sunnova Helios VIII Issuer LLC, Series 2022 A
2.790 02/22/49 2,723
2,112,133 (f) Sunnova Helios XII Issuer LLC, Series 2023 B
5.600 08/22/50 1,678
2,274,263 (f) Sunrun Athena Issuer LLC, Series 2018 1
5.310 04/30/49 2,213
7,851,655 (f) Sunrun Atlas Issuer LLC, Series 2019 2
3.610 02/01/55 7,569
4,808,170 (f) Sunrun Callisto Issuer LLC, Series 2021 2A
2.270 01/30/57 4,384
4,853,539 (f) Sunrun Julius Issuer LLC, Series 2023 2A
6.600 01/30/59 4,913
6,428,639 (f) Sunrun Jupiter Issuer LLC, Series 2022 1A
4.750 07/30/57 6,220
2,748,226 (f) Sunrun Neptune Issuer LLC, Series 2024 1A
6.270 02/01/55 2,717
8,250,000 (f) Switch ABS Issuer LLC, Series 2025 1A
5.036 03/25/55 8,110
332,060 (f) Tesla Auto Lease Trust, Series 2024 B
4.790 01/20/27 332
796,959 (f) Tesla Auto Lease Trust, Series 2023 B
6.220 03/22/27 798
2,847,703 (f) Tesla Auto Lease Trust, Series 2024 A
5.300 06/21/27 2,857
5,380,000 (f) Tesla Auto Lease Trust, Series 2023 B
6.570 08/20/27 5,394
10,265,000 (f) Tesla Auto Lease Trust, Series 2024 B
4.820 10/20/27 10,307
10,013,000 (f) Tesla Auto Lease Trust, Series 2024 B
4.880 06/20/28 10,086
4,294,622 (f) Tesla Electric Vehicle Trust, Series 2023 1
5.380 06/20/28 4,327
1,500,000 (f) Tesla Electric Vehicle Trust, Series 2023 1
5.380 02/20/29 1,526
4,099,683 (f) Trinity Rail Leasing L.P., Series 2025 1A
5.090 10/19/55 4,076
12,027,667 (f) Vivint Colar Financing V LLC, Series 2018 1A
4.730 04/30/48 11,587
4,053,106 (f) Vivint Solar Financing VII LLC, Series 2020 1A
2.210 07/31/51 3,788
TOTAL ASSET BACKED 236,180

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED - 2.6%
$ 4,000,000 (f) 225 Liberty Street Trust, Series 2016 225L
3.597% 02/10/36 $ 3,921
59,299 (c),(f) Agate Bay Mortgage Trust, Series 2015 6
3.500 09/25/45 55
1,500,000 (c),(f) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN
6.115 04/15/34 1,304
2,035,000 (c),(f) Angel Oak Mortgage Trust, Series 2025 13
5.738 10/25/70 2,050
4,000,000 (f) BANK, Series 2019 BN21
2.500 10/17/52 3,003
6,500,000 (c) BANK, Series 2019 BN21
3.517 10/17/52 5,657
8,000,000 (c) BANK, Series 2019 BN22
3.455 11/15/62 7,174
4,940,000 (c),(f) BBCMS Mortgage Trust, Series 2018 CHRS
4.267 08/05/38 4,224
2,750,000 (f) BBCMS Trust, Series 2015 SRCH
4.798 08/10/35 2,648
1,316,000 (c),(f) BBCMS Trust, Series 2015 SRCH
4.957 08/10/35 1,253
8,870,000 (c),(f) Benchmark Mortgage Trust, Series 2019 B10
3.899 03/15/62 6,884
5,200,000 (f) BMO 360A, Series 2022 C1
3.776 02/17/55 4,694
4,690,000 (c),(f) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2
5.062 10/15/38 4,688
6,000,000 (c),(f) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP
5.240 01/17/39 5,999
6,000,000 (c),(f) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP
5.590 01/17/39 5,997
2,901,500 (c),(f) CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005
5.648 06/25/34 2,669
2,000,000 (c) CD Mortgage Trust, Series 2016 CD2
3.879 11/10/49 1,637
14,270,000 (f) Century Plaza Towers, Series 2019 CPT
2.865 11/13/39 13,262
1,000,000 (c),(f) Century Plaza Towers, Series 2019 CPT
2.997 11/13/39 921
1,750,000 (c),(f) Century Plaza Towers, Series 2019 CPT
2.997 11/13/39 1,466
1,188,231 (c),(f) CIM Trust, Series 2021 J2
2.671 04/25/51 987
2,000,000 (c) Citigroup Commercial Mortgage Trust, Series 2015 GC29
3.976 04/10/48 1,827
1,615,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41
3.018 08/10/56 1,496
4,375,000 (f) COMM Mortgage Trust, Series 2022 HC
3.376 01/10/39 4,145
3,600,000 (f) COMM Mortgage Trust, Series 2025 167G
5.503 08/10/40 3,617
3,500,000 (c),(f) COMM Mortgage Trust, Series 2015 CR22
3.699 03/10/48 2,811
71,164 (c) COMM Mortgage Trust, Series 2015 CR23
4.188 05/10/48 69
1,000,000 COMM Mortgage Trust, Series 2019 GC44
3.263 08/15/57 937
4,000,000 (c),(f) Commercial Mortgage Pass Through Certificates, Series 2022 HC
4.084 01/10/39 3,770
20,509,198 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03
7.856 03/25/42 21,074
5,015,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05
6.874 04/25/42 5,128
15,710,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8.206 05/25/42 16,288
20,120,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
8.624 09/25/42 21,347
25,804,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8.106 12/25/42 26,978
6,650,000 (c),(f) CSAIL Commercial Mortgage Trust, Series 2017 C8
3.677 06/15/37 6,352
6,100,000 (c),(f) CSAIL Commercial Mortgage Trust, Series 2017 C8
3.677 06/15/37 5,442
2,000,000 (c),(f) CSMC, Series 2019 NQM1
3.388 10/25/59 1,944
5,000,000 (c),(f) CSMC Trust, Series 2017 CALI
3.728 11/10/32 3,300
102,725,000 (c),(f) DOLP Trust, Series 2021 NYC
0.665 05/10/41 2,838
3,745,000 (c),(f) EFMT, Series 2023 1
6.687 02/25/68 3,756
520,022 (c),(f) Flagstar Mortgage Trust, Series 2017 2
3.969 10/25/47 479
1,989,956 (c),(f) Flagstar Mortgage Trust, Series 2018 2
4.000 04/25/48 1,844
24,383 (c),(f) Flagstar Mortgage Trust, Series 2018 5
4.000 09/25/48 23
782,448 (c),(f) Flagstar Mortgage Trust, Series 2019 2
3.999 12/25/49 714
1,223,577 (c),(f) Flagstar Mortgage Trust, Series 2021 2
2.500 04/25/51 1,015
3,760,105 (c),(f) Flagstar Mortgage Trust, Series 2021 4
2.500 06/01/51 3,118
2,525,674 (c),(f) Flagstar Mortgage Trust, Series 2021 7
2.923 08/25/51 2,096
2,097,680 (c),(f) Flagstar Mortgage Trust, Series 2021 12
2.962 11/25/51 1,715
10,260,000 Freddie Mac Multiclass Certificates Series, Series 2021 P009
1.878 01/25/31 9,297
7,324,000 (c) Freddie Mac Multiclass Certificates Series, Series 2022 P013
2.760 02/25/32 6,750
13,750,000 (c) Freddie Mac Multiclass Certificates Series, Series 2024 P016
4.615 09/25/33 13,899
7,906,456 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08
1.877 07/25/37 6,470
37,885,869 Freddie Mac Multifamily ML Certificates, Series 2021 ML08
1.746 11/25/37 3,879
15,199,492 Freddie Mac Multifamily ML Certificates, Series 2021 ML12
2.340 07/25/41 12,524
3,060,846 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002
3.871 07/25/33 2,952
1,024,755 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q012
1.518 09/25/35 837
4,112,656 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014
1.555 01/25/36 3,456
15,950,800 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068
3.150 10/15/36 14,285
1,680,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069
4.013 04/15/37 1,644
5,765,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061
1.761 09/15/38 4,783
3,755,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3
7.702 11/25/43 3,933
3,000,000 GS Mortgage Securities Trust, Series 2016 GS3
3.143 10/10/49 2,945

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 88,716 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2
4.000% 11/25/49 $ 84
291,048 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4
3.000 01/25/51 253
22,052,247 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
0.253 03/27/51 285
600,469 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
3.000 03/27/51 522
1,436,918 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6
2.500 05/25/51 1,203
4,690,119 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5
2.500 10/25/51 3,889
4,096,164 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2
3.000 06/25/52 3,554
1,998,250 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4
3.000 09/25/52 1,737
379,000 (c),(f) GS Mortgage-Backed Securities Trust, Series 2020 PJ1
3.613 05/25/50 339
2,443,987 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 GR1
2.500 11/25/51 2,027
9,077,460 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2.500 01/25/52 7,527
3,963,152 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ8
2.500 01/25/52 3,287
2,369,403 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2.721 01/25/52 1,942
4,673,928 (c),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ5
3.000 10/25/52 4,055
2,554,148 (c),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ6
3.000 01/25/53 2,217
4,974,415 (c),(f) GS Mortgage-Backed Securities Trust, Series 2023 PJ1
3.500 02/25/53 4,490
933,805 (c),(f) GS Mortgage-Backed Securities Trust, Series 2025 PJ4
6.000 09/25/55 947
3,785,000 (f) Hudson Yards Mortgage Trust, Series 2016 10HY
2.835 08/10/38 3,746
5,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2016 10HY
2.977 08/10/38 4,942
7,000,000 (f) Hudson Yards Mortgage Trust, Series 2019 30HY
3.228 07/10/39 6,705
4,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2019 55HY
2.943 12/10/41 3,607
6,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2019 55HY
2.943 12/10/41 5,278
480,000 (c),(f) Imperial Fund Mortgage Trust, Series 2020 NQM1
3.531 10/25/55 450
2,615,000 (c),(f) Imperial Fund Mortgage Trust, Series 2022 NQM6
7.100 10/25/67 2,608
3,062,401 (c),(f) J.P. Morgan Mortgage Trust, Series 2022 5
2.953 09/25/52 2,487
3,500,000 (f) Jackson Park Trust, Series 2019 LIC
2.766 10/14/39 3,252
688,301 (c),(f) JP Morgan Mortgage Trust, Series 2015 1
5.502 12/25/44 680
64,280 (c),(f) JP Morgan Mortgage Trust, Series 2015 3
3.500 05/25/45 60
319,708 (c),(f) JP Morgan Mortgage Trust, Series 2015 6
3.500 10/25/45 296
256,215 (c),(f) JP Morgan Mortgage Trust, Series 2018 3
3.500 09/25/48 231
712,398 (c),(f) JP Morgan Mortgage Trust, Series 2018 5
3.500 10/25/48 642
1,141,919 (c),(f) JP Morgan Mortgage Trust, Series 2017 5
4.746 10/26/48 1,145
800,047 (c),(f) JP Morgan Mortgage Trust, Series 2017 4
3.874 11/25/48 709
150,735 (c),(f) JP Morgan Mortgage Trust, Series 2018 9
4.000 02/25/49 141
127,468 (c),(f) JP Morgan Mortgage Trust, Series 2019 1
4.000 05/25/49 120
1,436,595 (c),(f) JP Morgan Mortgage Trust, Series 2020 1
3.819 06/25/50 1,308
18,101,398 (c),(f) JP Morgan Mortgage Trust, Series 2021 3
0.133 07/25/51 133
12,678,716 (c),(f) JP Morgan Mortgage Trust, Series 2021 4
0.129 08/25/51 91
2,484,679 (c),(f) JP Morgan Mortgage Trust, Series 2021 4
2.879 08/25/51 2,039
24,697,779 (c),(f) JP Morgan Mortgage Trust, Series 2021 6
0.131 10/25/51 182
2,760,013 (c),(f) JP Morgan Mortgage Trust, Series 2021 6
2.500 10/25/51 2,291
1,040,465 (c),(f) JP Morgan Mortgage Trust, Series 2021 10
2.500 12/25/51 863
929,468 (c),(f) JP Morgan Mortgage Trust, Series 2021 12
2.500 02/25/52 773
3,376,751 (c),(f) JP Morgan Mortgage Trust, Series 2021 13
3.135 04/25/52 2,762
1,539,657 (c),(f) JP Morgan Mortgage Trust, Series 2021 14
2.500 05/25/52 1,277
2,836,190 (c),(f) JP Morgan Mortgage Trust, Series 2021 LTV2
2.927 05/25/52 2,468
5,839,945 (c),(f) JP Morgan Mortgage Trust, Series 2022 2
3.000 08/25/52 5,071
5,216,500 (c),(f) JP Morgan Mortgage Trust, Series 2022 LTV2
3.500 09/25/52 4,702
2,974,609 (c),(f) JP Morgan Mortgage Trust, Series 2022 7
3.000 12/25/52 2,578
1,334,461 (c),(f) JP Morgan Mortgage Trust, Series 2022 7
4.000 12/25/52 1,234
18,616,477 (c),(f) JP Morgan Mortgage Trust Series, Series 2024 3
3.000 05/25/54 16,151
1,110,000 (c),(f) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B
5.450 10/15/40 1,113
2,000,000 (c),(f) Manhattan West Mortgage Trust, Series 2020 1MW
2.335 09/10/39 1,918
1,850,000 (f) MCR Mortgage Trust, Series 2024 TWA
5.924 06/12/39 1,876
2,169,000 (c),(f) Menora Mivtachim Holdings Ltd, Series 2022 C1
3.939 02/17/55 1,517
717,851 (c),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4
2.500 07/25/51 647
5,966,923 (c),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1
4.000 02/25/53 5,526
3,000,000 (c),(f) MSDB Trust, Series 2017 712F
3.316 07/11/39 2,902
6,750,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE
5.630 07/15/36 6,265
4,880,929 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE
5.915 07/15/36 4,638
4,250,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6.430 07/15/36 3,675
9,800,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE
7.330 07/15/36 7,544

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 1,500,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE
8.080% 07/15/36 $ 1,047
12,748 (c) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3
4.326 02/25/36 13
9,135,000 (c),(f) NYC Commercial Mortgage Trust, Series 2025 300P
4.879 07/13/42 9,181
1,375,000 (c),(f) NYC Commercial Mortgage Trust, Series 2025 300P
6.161 07/13/42 1,391
4,458,896 (c),(f) OBX Trust, Series 2021 J2
2.500 07/25/51 3,697
1,235,393 (c),(f) OBX Trust, Series 2022 J2
3.409 08/25/52 1,065
1,313,014 (c),(f) Oceanview Mortgage Trust, Series 2021 1
2.500 05/25/51 1,089
1,509,309 (c),(f) Oceanview Mortgage Trust, Series 2022 1
4.500 11/25/52 1,454
11,800,000 (f) One Bryant Park Trust, Series 2019 OBP
2.516 09/15/54 10,963
3,432,374 (f) One Market Plaza Trust, Series 2017 1MKT
3.614 02/10/32 3,282
1,000,000 (c),(f) PENN Commercial Mortgage Trust, Series 2025 P11
5.344 08/10/42 1,026
2,309,310 (c),(f) RCKT Mortgage Trust, Series 2021 3
2.774 07/25/51 1,850
4,273,632 (c),(f) RCKT Mortgage Trust, Series 2021 4
2.500 09/25/51 3,544
4,690,886 (c),(f) RCKT Mortgage Trust, Series 2021 5
2.920 11/25/51 3,797
4,399,173 (c),(f) RCKT Mortgage Trust, Series 2022 4
3.500 06/25/52 3,971
343,917 (c),(f) Sequoia Mortgage Trust, Series 2015 2
3.500 05/25/45 319
150,094 (c),(f) Sequoia Mortgage Trust, Series 2016 1
3.500 06/25/46 138
540,581 (c),(f) Sequoia Mortgage Trust, Series 2017 6
3.725 09/25/47 518
14,394 (c),(f) Sequoia Mortgage Trust, Series 2018 7
4.000 09/25/48 14
1,300,778 (c),(f) Sequoia Mortgage Trust, Series 2020 3
3.000 04/25/50 1,131
1,230,359 (c),(f) Sequoia Mortgage Trust, Series 2021 1
2.657 03/25/51 1,030
3,007,815 (c),(f) Sequoia Mortgage Trust, Series 2023 1
5.000 01/25/53 2,928
78,068,000 (c),(f) SLG Office Trust, Series 2021 OVA
0.258 07/15/41 886
1,125,000 (c),(f) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH
5.122 11/15/36 1,123
4,000,000 (f) SUMIT Mortgage Trust, Series 2022 BVUE
2.789 02/12/41 3,636
1,972,815 (c),(f) Verus Securitization Trust, Series 2021 7
2.240 10/25/66 1,747
1,095,000 (c),(f) WB Commercial Mortgage Trust, Series 2024 HQ
5.937 03/15/40 1,094
1,000,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP
6.258 12/15/34 935
7,150,000 (f) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN
6.011 06/10/37 7,434
8,500,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M
5.293 08/15/42 8,521
1,700,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2025 609M
5.592 08/15/42 1,701
1,175,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2025 609M
6.091 08/15/42 1,176
69,115 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2
4.000 04/25/49 66
572,147 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4
3.000 07/25/50 500
5,971,558 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2
2.500 06/25/51 4,959
2,064,628 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2
2.500 12/25/51 1,709
145,780 (c),(f) WinWater Mortgage Loan Trust, Series 2014 1
3.929 06/20/44 126
TOTAL OTHER MORTGAGE BACKED 558,332
TOTAL STRUCTURED ASSETS
(Cost $843,362) 794,512
TOTAL LONG-TERM INVESTMENTS
(Cost $18,121,947) 21,492,023
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
70,642,222 (i) State Street Navigator Securities Lending Government Money Market Portfolio 3.830  (j) 70,642
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $70,642) 70,642
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.2%
38,035,000 (k) Fixed Income Clearing Corporation 3.810 01/02/26 38,035
TOTAL REPURCHASE AGREEMENT 38,035
TOTAL SHORT-TERM INVESTMENTS
(Cost $38,035) 38,035
TOTAL INVESTMENTS - 99.8%
(Cost $18,230,624) 21,600,700
OTHER ASSETS & LIABILITIES, NET - 0.2% 34,259
NET ASSETS - 100.0% $21,634,959

Responsible Balanced

Portfolio of Investments December 31, 2025
(continued)
Cost amounts are in thousands.
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
CAD Canadian Dollar
EUR Euro
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
^ Amount represents less than $1,000.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $92,240,190.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,948,858,503 or 9.0% of Total
Investments.
(g) Perpetual security. Maturity date is not applicable.
(h) All or a portion of this security is owned by CREF Responsible Balanced Account Taxable Offshore Limited which is a 100% owned subsidiary of the account.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $38,043,051 on 1/2/26, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 12/24/26, valued at $38,795,700.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 19,981 EUR 17,034 Citibank N.A. 01/08/26 (45)
$ 3,060 CAD 4,249 Morgan Stanley Capital Services 01/08/26 (37)
Total  $ (82)
Total unrealized appreciation on forward foreign currency contracts   $ –
Total unrealized depreciation on forward foreign currency contracts   $ (82)
CAD Canadian Dollar
EUR Euro

Portfolio of Investments December 31, 2025
Money Market

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 102.9%
GOVERNMENT AGENCY DEBT - 15.3%
$ 41,600,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000% 08/27/26 $ 40,643
33,600,000 Federal Farm Credit Discount Notes 0 .000 06/11/26 33,047
333,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/07/26 332,786
169,800,000 Federal Home Loan Bank Discount Notes 0 .000 01/12/26 169,601
83,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/15/26 82,875
84,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/21/26 83,822
170,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/22/26 169,603
257,880,000 Federal Home Loan Bank Discount Notes 0 .000 02/13/26 256,741
82,900,000 Federal Home Loan Bank Discount Notes 0 .000 03/04/26 82,389
8,500,000 Federal Home Loan Bank Discount Notes 0 .000 04/24/26 8,404
147,000,000 Federal Home Loan Bank Discount Notes 0 .000 06/12/26 144,667
171,000,000 Federal Home Loan Bank Discount Notes 0 .000 08/07/26 167,340
29,230,000 Federal Home Loan Banks 3 .625 09/04/26 29,201
3,000,000 Federal Home Loan Banks 4 .875 09/11/26 3,022
26,867,000 Federal Home Loan Mortgage Corp 0 .000 01/22/26 26,807
11,245,000 Federal National Mortgage Association 2 .125 04/24/26 11,179
TOTAL GOVERNMENT AGENCY DEBT 1,642,127
REPURCHASE AGREEMENT - 39.5%
1,155,010,000
(a)
Fixed Income Clearing Corporation 3 .810 01/02/26 1,155,010
779,517,000
(b)
Fixed Income Clearing Corporation 3 .810 01/02/26 779,517
2,312,720,000
(c)
Fixed Income Clearing Corporation 3 .820 01/02/26 2,312,720
TOTAL REPURCHASE AGREEMENT 4,247,247
TREASURY DEBT - 26.9%
126,000,000 United States Treasury Bill 0 .000 01/06/26 125,936
18,300,000 United States Treasury Bill 0 .000 01/13/26 18,276
272,250,000 United States Treasury Bill 0 .000 01/29/26 271,483
127,000,000 United States Treasury Bill 0 .000 02/10/26 126,491
84,000,000 United States Treasury Bill 0 .000 02/17/26 83,584
83,100,000 United States Treasury Bill 0 .000 03/10/26 82,508
83,100,000 United States Treasury Bill 0 .000 03/19/26 82,470
166,000,000 United States Treasury Bill 0 .000 03/31/26 164,465
227,500,000 United States Treasury Bill 0 .000 05/14/26 224,383
208,375,000 United States Treasury Bill 0 .000 05/21/26 205,368
41,500,000 United States Treasury Note/Bond 0 .500 02/28/26 41,262
82,500,000 United States Treasury Note/Bond 4 .625 02/28/26 82,570
61,500,000 United States Treasury Note/Bond 0 .750 03/31/26 61,027
42,000,000 United States Treasury Note/Bond 4 .500 03/31/26 42,037
41,000,000 United States Treasury Note/Bond 3 .750 04/15/26 40,963
163,750,000 United States Treasury Note/Bond 0 .750 04/30/26 162,041
349,325,000 United States Treasury Note/Bond 4 .875 04/30/26 350,256
234,000,000 United States Treasury Note/Bond 1 .625 05/15/26 231,920
40,500,000 United States Treasury Note/Bond 0 .750 05/31/26 39,941
41,000,000 United States Treasury Note/Bond 4 .875 05/31/26 41,121
124,775,000 United States Treasury Note/Bond 0 .625 07/31/26 122,423
42,500,000 United States Treasury Note/Bond 1 .500 08/15/26 41,926
123,500,000 United States Treasury Note/Bond 0 .750 08/31/26 121,001
45,000,000 United States Treasury Note/Bond 1 .375 08/31/26 44,304
87,000,000 United States Treasury Note/Bond 3 .500 09/30/26 86,860
TOTAL TREASURY DEBT 2,894,616
VARIABLE RATE SECURITIES - 21.2%
1,040,000
(d)
Federal Farm Credit Banks Funding Corp, (SOFR + 0.100%) 3 .810 01/15/26 1,040
2,050,000
(d)
Federal Farm Credit Banks Funding Corp, (SOFR + 0.090%) 3 .800 02/12/26 2,050
88,000,000
(d)
Federal Farm Credit Banks Funding Corp, (SOFR + 0.020%) 3 .730 05/07/26 88,000
79,500,000
(d)
Federal Farm Credit Banks Funding Corp, (SOFR + 0.005%) 3 .715 06/23/26 79,500
1,290,000
(d)
Federal Home Loan Banks, (SOFR + 0.145%) 3 .915 01/02/26 1,290
198,000,000
(d)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 01/05/26 198,000
82,000,000
(d)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 01/08/26 82,000
103,750,000
(d)
Federal Home Loan Banks, (SOFR + 0.005%) 3 .715 01/28/26 103,750
2,975,000
(d)
Federal Home Loan Banks, (SOFR + 0.090%) 3 .800 02/02/26 2,975

Money Market

Portfolio of Investments December 31, 2025
(continued)
Cost amounts are in thousands.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
VARIABLE RATE SECURITIES (continued)
$ 307,500,000
(d)
Federal Home Loan Banks, (SOFR + 0.005%) 3 .715% 02/03/26 $ 307,500
502,160,000
(d)
Federal Home Loan Banks, (SOFR + 0.010%) 3 .720 02/11/26 502,160
2,770,000
(d)
Federal Home Loan Banks, (SOFR + 0.090%) 3 .800 02/19/26 2,770
103,750,000
(d)
Federal Home Loan Banks, (SOFR + 0.010%) 3 .720 02/25/26 103,750
105,000,000
(d)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 03/20/26 105,000
165,900,000
(d)
Federal Home Loan Banks, (SOFR + 0.010%) 3 .720 03/23/26 165,900
124,500,000
(d)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 03/25/26 124,500
84,000,000
(d)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 04/16/26 84,000
166,000,000
(d)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .650 07/02/26 166,000
166,000,000
(d)
Federal Home Loan Banks, (SOFR - 0.000%) 3 .710 07/02/26 166,000
1,040,000
(d)
Federal Home Loan Mortgage Corp, (SOFR + 0.100%) 3 .810 02/09/26 1,040
TOTAL VARIABLE RATE SECURITIES 2,287,225
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,071,215) 11,071,215
TOTAL INVESTMENTS - 102.9%
(Cost $11,071,215) 11,071,215
OTHER ASSETS & LIABILITIES, NET - (2.9)% (310,274)
NET ASSETS - 100.0% $10,760,941
SOFR Secured Overnight Financing Rate
(a) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $1,155,254,477 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 12/31/29, valued at $1,178,110,256.
(b) Agreement with Fixed Income Clearing Corporation, 3.810% dated 12/31/25 to be repurchased at $779,681,998 on 1/2/26, collateralized by Government Agency Securities, with coupon rates
2.500%–4.125% and maturity dates 3/01/27–3/31/27, valued at $795,107,340.
(c) Agreement with Fixed Income Clearing Corporation, 3.820% dated 12/31/25 to be repurchased at $2,313,210,811 on 1/2/26, collateralized by Government Agency Securities, with coupon rates 0.500%–4.375% and maturity dates 6/30/27–7/15/27, valued at $2,358,974,520.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which participants may recommend nominees to the Registrant’s Board of Trustees implemented after the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-842-2252 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

College Retirement Equities Fund

Date: March 6, 2026	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: March 6, 2026	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President (principal executive officer)

Date: March 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)